UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Access Flex Bear High Yield ProFund Investor

Access Flex Bear High Yield ProFund Service

Access Flex High Yield ProFund Investor

Access Flex High Yield ProFund Service

Banks UltraSector ProFund Investor

Banks UltraSector ProFund Service

Bear ProFund Investor

Bear ProFund Service

Biotechnology UltraSector ProFund Investor

Biotechnology UltraSector ProFund Service

Bitcoin ProFund (formerly Bitcoin Strategy ProFund) Investor

Bull ProFund Investor

Bull ProFund Service

Communication Services UltraSector ProFund Investor

Communication Services UltraSector ProFund Service

Consumer Discretionary UltraSector ProFund Investor

Consumer Discretionary UltraSector ProFund Service

Consumer Staples UltraSector ProFund Investor

Consumer Staples UltraSector ProFund Service

Energy UltraSector ProFund Investor

Energy UltraSector ProFund Service

Europe 30 ProFund Investor

Europe 30 ProFund Service

Falling U.S. Dollar ProFund Investor

Falling U.S. Dollar ProFund Service

Financials UltraSector ProFund Investor

Financials UltraSector ProFund Service

Health Care UltraSector ProFund Investor

Health Care UltraSector ProFund Service

Industrials UltraSector ProFund Investor

Industrials UltraSector ProFund Service

Internet UltraSector ProFund Investor

Internet UltraSector ProFund Service

Large-Cap Growth ProFund Investor

Large-Cap Growth ProFund Service

Large-Cap Value ProFund Investor

Large-Cap Value ProFund Service

Materials UltraSector ProFund Investor

Materials UltraSector ProFund Service

Mid-Cap Growth ProFund Investor

Mid-Cap Growth ProFund Service

Mid-Cap ProFund Investor

Mid-Cap ProFund Service

Mid-Cap Value ProFund Investor

Mid-Cap Value ProFund Service

Nasdaq-100 ProFund Investor

Nasdaq-100 ProFund Service

Oil & Gas Equipment & Services UltraSector ProFund Investor

Oil & Gas Equipment & Services UltraSector ProFund Service

Pharmaceuticals UltraSector ProFund Investor

Pharmaceuticals UltraSector ProFund Service

Precious Metals UltraSector ProFund Investor

Precious Metals UltraSector ProFund Service

Real Estate UltraSector ProFund Investor

Real Estate UltraSector ProFund Service

Rising Rates Opportunity 10 ProFund Investor

Rising Rates Opportunity 10 ProFund Service

Rising Rates Opportunity ProFund Investor

Rising Rates Opportunity ProFund Service

Rising U.S. Dollar ProFund Investor

Rising U.S. Dollar ProFund Service

Semiconductor UltraSector ProFund Investor

Semiconductor UltraSector ProFund Service

Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund) Investor

Short Energy ProFund Investor

Short Energy ProFund Service

Short Nasdaq-100 ProFund Investor

Short Nasdaq-100 ProFund Service

Short Precious Metals ProFund Investor

Short Precious Metals ProFund Service

Short Real Estate ProFund Investor

Short Real Estate ProFund Service

Short Small-Cap ProFund Investor

Short Small-Cap ProFund Service

Small-Cap Growth ProFund Investor

Small-Cap Growth ProFund Service

Small-Cap ProFund Investor

Small-Cap ProFund Service

Small-Cap Value ProFund Investor

Small-Cap Value ProFund Service

Technology UltraSector ProFund Investor

Technology UltraSector ProFund Service

U.S. Government Plus ProFund Investor

U.S. Government Plus ProFund Service

UltraBear ProFund Investor

UltraBear ProFund Service

UltraBull ProFund Investor

UltraBull ProFund Service

UltraChina ProFund Investor

UltraChina ProFund Service

UltraDow 30 ProFund Investor

UltraDow 30 ProFund Service

UltraEmerging Markets ProFund Investor

UltraEmerging Markets ProFund Service

UltraInternational ProFund Investor

UltraInternational ProFund Service

UltraJapan ProFund Investor

UltraJapan ProFund Service

UltraLatin America ProFund Investor

UltraLatin America ProFund Service

UltraMid-Cap ProFund Investor

UltraMid-Cap ProFund Service

UltraNasdaq-100 ProFund Investor

UltraNasdaq-100 ProFund Service

UltraShort China ProFund Investor

UltraShort China ProFund Service

UltraShort Dow 30 ProFund Investor

UltraShort Dow 30 ProFund Service

UltraShort Emerging Markets ProFund Investor

UltraShort Emerging Markets ProFund Service

UltraShort International ProFund Investor

UltraShort International ProFund Service

UltraShort Japan ProFund Investor

UltraShort Japan ProFund Service

UltraShort Latin America ProFund Investor

UltraShort Latin America ProFund Service

UltraShort Mid-Cap ProFund Investor

UltraShort Mid-Cap ProFund Service

UltraShort Nasdaq-100 ProFund Investor

UltraShort Nasdaq-100 ProFund Service

UltraShort Small-Cap ProFund Investor

UltraShort Small-Cap ProFund Service

UltraSmall-Cap ProFund Investor

UltraSmall-Cap ProFund Service

Utilities UltraSector ProFund Investor

Utilities UltraSector ProFund Service

Access Flex Bear High Yield ProFund

Investor Class

 AFBIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Cumulative performance: November 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $5,775	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,191	$10,282	$9,997
Jul 16	$8,124	$10,893	$10,396
Jul 17	$7,686	$10,837	$11,423
Jul 18	$7,463	$10,750	$11,681
Jul 19	$6,861	$11,619	$12,551
Jul 20	$6,602	$12,794	$12,912
Jul 21	$5,917	$12,705	$14,040
Jul 22	$6,272	$11,546	$13,078
Jul 23	$6,140	$11,158	$13,491
Jul 24	$5,775	$11,727	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$392,968
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(5.95)%	(3.39)%	(5.34)%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(83)%
Credit Default Swap Agreements	(94)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Industry Exposure

Consumer Cyclical	(28)%
Consumer Non-Cyclical	(17)%
Communications	(12)%
Financials	(11)%
Energy	(8)%
Industrials	(8)%
Other	(16)%

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Access Flex Bear High Yield ProFund

Investor Class

 AFBIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex Bear High Yield ProFund

Service Class

 AFBSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.78%

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Cumulative performance: November 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $5,262	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,115	$10,282	$9,997
Jul 16	$7,961	$10,893	$10,396
Jul 17	$7,504	$10,837	$11,423
Jul 18	$7,217	$10,750	$11,681
Jul 19	$6,567	$11,619	$12,551
Jul 20	$6,257	$12,794	$12,912
Jul 21	$5,553	$12,705	$14,040
Jul 22	$5,825	$11,546	$13,078
Jul 23	$5,653	$11,158	$13,491
Jul 24	$5,262	$11,727	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$392,968
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(6.91)%	(4.33)%	(6.22)%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(83)%
Credit Default Swap Agreements	(94)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Industry Exposure

Consumer Cyclical	(28)%
Consumer Non-Cyclical	(17)%
Communications	(12)%
Financials	(11)%
Energy	(8)%
Industrials	(8)%
Other	(16)%

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Access Flex Bear High Yield ProFund

Service Class

 AFBSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Investor Class

 FYAIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Access Flex High Yield ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$187	1.78%

How did the Fund perform last year?

Access Flex High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, and other miscellaneous factors.

Cumulative performance: November 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $13,847	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,288	$10,282	$9,997
Jul 16	$10,961	$10,893	$10,396
Jul 17	$11,531	$10,837	$11,423
Jul 18	$11,641	$10,750	$11,681
Jul 19	$12,546	$11,619	$12,551
Jul 20	$12,356	$12,794	$12,912
Jul 21	$13,108	$12,705	$14,040
Jul 22	$11,940	$11,546	$13,078
Jul 23	$12,529	$11,158	$13,491
Jul 24	$13,847	$11,727	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$11,256,962
Number of Holdings*	7
Investment Advisory Fees	$132,982
Portfolio Turnover	1214%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	10.52%	1.99%	3.31%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	6%
U.S. Treasury Obligations	62%
Credit Default Swap Agreements	82%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Industry Exposure

Consumer Cyclical	28%
Consumer Non-Cyclical	17%
Communications	12%
Financials	11%
Energy	8%
Industrials	8%
Other	16%

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Access Flex High Yield ProFund

Investor Class

 FYAIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Service Class

 FYASX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Access Flex High Yield ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$291	2.78%

How did the Fund perform last year?

Access Flex High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, and other miscellaneous factors.

Cumulative performance: November 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $12,532	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,176	$10,282	$9,997
Jul 16	$10,742	$10,893	$10,396
Jul 17	$11,191	$10,837	$11,423
Jul 18	$11,189	$10,750	$11,681
Jul 19	$11,938	$11,619	$12,551
Jul 20	$11,634	$12,794	$12,912
Jul 21	$12,223	$12,705	$14,040
Jul 22	$11,025	$11,546	$13,078
Jul 23	$11,453	$11,158	$13,491
Jul 24	$12,532	$11,727	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$11,256,962
Number of Holdings*	7
Investment Advisory Fees	$132,982
Portfolio Turnover	1214%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	9.42%	0.98%	2.28%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	6%
U.S. Treasury Obligations	62%
Credit Default Swap Agreements	82%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Industry Exposure

Consumer Cyclical	28%
Consumer Non-Cyclical	17%
Communications	12%
Financials	11%
Energy	8%
Industrials	8%
Other	16%

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Access Flex High Yield ProFund

Service Class

 FYASX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Investor Class

 BKPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Banks UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$228	1.88%

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 33.01%and a volatility of 24.46%. The Index performance was driven by factors such as higher interest rates. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $21,545	S&P Total Market Index $32,489	S&P Banks Select Industry Index $21,943	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$12,333	$11,116	$11,537	$11,121
Jul 16	$9,692	$11,607	$10,383	$11,745
Jul 17	$15,843	$13,481	$14,413	$13,629
Jul 18	$19,381	$15,697	$16,345	$15,843
Jul 19	$18,084	$16,781	$15,561	$17,108
Jul 20	$10,262	$18,593	$11,110	$19,153
Jul 21	$20,444	$25,831	$18,273	$26,134
Jul 22	$16,340	$23,821	$18,454	$24,921
Jul 23	$15,141	$26,827	$16,497	$28,165
Jul 24	$21,545	$32,489	$21,943	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$12,165,106
Number of Holdings*	98
Investment Advisory Fees	$60,346
Portfolio Turnover	163%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	42.30%	3.56%	7.98%
S&P Total Market Index	21.10	14.13	12.51
S&P Banks Select Industry Index	33.01	7.12	8.18
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Banks Select Industry Index – Composition

Regional Banks	74%
Diversified Banks	11%
Commercial & Residential Mortgage Finance	8%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%

Largest Equity Holdings

Company	% of Net Assets
The Bancorp, Inc.	1.1%
BankUnited, Inc.	1.0%
Columbia Banking System, Inc.	1.0%
Axos Financial, Inc.	1.0%
SouthState Corp.	1.0%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Banks UltraSector ProFund

Investor Class

 BKPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Service Class

 BKPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Banks UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$347	2.88%

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 33.01%and a volatility of 24.46%. The Index performance was driven by factors such as higher interest rates. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $19,466	S&P Total Market Index $32,489	S&P Banks Select Industry Index $21,943	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$12,211	$11,116	$11,537	$11,121
Jul 16	$9,499	$11,607	$10,383	$11,745
Jul 17	$15,366	$13,481	$14,413	$13,629
Jul 18	$18,613	$15,697	$16,345	$15,843
Jul 19	$17,193	$16,781	$15,561	$17,108
Jul 20	$9,656	$18,593	$11,110	$19,153
Jul 21	$19,037	$25,831	$18,273	$26,134
Jul 22	$15,062	$23,821	$18,454	$24,921
Jul 23	$13,821	$26,827	$16,497	$28,165
Jul 24	$19,466	$32,489	$21,943	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$12,165,106
Number of Holdings*	98
Investment Advisory Fees	$60,346
Portfolio Turnover	163%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	40.84%	2.52%	6.89%
S&P Total Market Index	21.10	14.13	12.51
S&P Banks Select Industry Index	33.01	7.12	8.18
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Banks Select Industry Index – Composition

Regional Banks	74%
Diversified Banks	11%
Commercial & Residential Mortgage Finance	8%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%

Largest Equity Holdings

Company	% of Net Assets
The Bancorp, Inc.	1.1%
BankUnited, Inc.	1.0%
Columbia Banking System, Inc.	1.0%
Axos Financial, Inc.	1.0%
SouthState Corp.	1.0%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Banks UltraSector ProFund

Service Class

 BKPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bear ProFund

Investor Class

 BRPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Bear ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.86%

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $2,467	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$8,740	$11,121
Jul 16	$7,929	$11,745
Jul 17	$6,769	$13,629
Jul 18	$5,811	$15,843
Jul 19	$5,414	$17,108
Jul 20	$4,338	$19,153
Jul 21	$3,066	$26,134
Jul 22	$3,066	$24,921
Jul 23	$2,798	$28,165
Jul 24	$2,467	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,081,867
Number of Holdings*	6
Investment Advisory Fees	$48,064
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(11.81)%	(14.55)%	(13.06)%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bear ProFund

Investor Class

 BRPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bear ProFund

Service Class

 BRPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Bear ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.86%

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $2,236	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$8,647	$11,121
Jul 16	$7,765	$11,745
Jul 17	$6,563	$13,629
Jul 18	$5,576	$15,843
Jul 19	$5,143	$17,108
Jul 20	$4,082	$19,153
Jul 21	$2,855	$26,134
Jul 22	$2,827	$24,921
Jul 23	$2,561	$28,165
Jul 24	$2,236	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,081,867
Number of Holdings*	6
Investment Advisory Fees	$48,064
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(12.69)%	(15.35)%	(13.91)%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bear ProFund

Service Class

 BRPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Investor Class

 BIPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$166	1.52%

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 18.09% and a volatility of 28.74%. A strong equity market drove Index returns, though not quite to large and megacap technology levels. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $23,063	S&P Total Market Index $32,489	S&P Biotechnology Select Industry Index $20,727	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$15,552	$11,116	$17,509	$11,121
Jul 16	$11,253	$11,607	$12,794	$11,745
Jul 17	$12,763	$13,481	$16,151	$13,629
Jul 18	$14,153	$15,697	$19,702	$15,843
Jul 19	$11,732	$16,781	$17,764	$17,108
Jul 20	$16,850	$18,593	$22,644	$19,153
Jul 21	$22,245	$25,831	$25,671	$26,134
Jul 22	$17,581	$23,821	$16,888	$24,921
Jul 23	$19,415	$26,827	$17,553	$28,165
Jul 24	$23,063	$32,489	$20,727	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$108,813,937
Number of Holdings*	142
Investment Advisory Fees	$775,593
Portfolio Turnover	196%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	18.79%	14.47%	8.72%
S&P Total Market Index	21.10	14.13	12.51
S&P Biotechnology Select Industry Index	18.09	3.13	7.56
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P Biotechnology Select Industry Index – Composition

Biotechnology	100%

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	2.3%
Amgen, Inc.	2.2%
Sarepta Therapeutics, Inc.	2.2%
AbbVie, Inc.	2.2%
Exact Sciences Corp.	2.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Biotechnology UltraSector ProFund

Investor Class

 BIPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Service Class

 BIPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$274	2.52%

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 18.09% and a volatility of 28.74%. A strong equity market drove Index returns, though not quite to large and megacap technology levels. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $20,870	S&P Total Market Index $32,489	S&P Biotechnology Select Industry Index $20,727	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$15,398	$11,116	$17,509	$11,121
Jul 16	$11,030	$11,607	$12,794	$11,745
Jul 17	$12,387	$13,481	$16,151	$13,629
Jul 18	$13,599	$15,697	$19,702	$15,843
Jul 19	$11,160	$16,781	$17,764	$17,108
Jul 20	$15,870	$18,593	$22,644	$19,153
Jul 21	$20,749	$25,831	$25,671	$26,134
Jul 22	$16,235	$23,821	$16,888	$24,921
Jul 23	$17,745	$26,827	$17,553	$28,165
Jul 24	$20,870	$32,489	$20,727	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$108,813,937
Number of Holdings*	142
Investment Advisory Fees	$775,593
Portfolio Turnover	196%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	17.61%	13.34%	7.63%
S&P Total Market Index	21.10	14.13	12.51
S&P Biotechnology Select Industry Index	18.09	3.13	7.56
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P Biotechnology Select Industry Index – Composition

Biotechnology	100%

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	2.3%
Amgen, Inc.	2.2%
Sarepta Therapeutics, Inc.	2.2%
AbbVie, Inc.	2.2%
Exact Sciences Corp.	2.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Biotechnology UltraSector ProFund

Service Class

 BIPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bitcoin ProFund (formerly Bitcoin Strategy ProFund)

Investor Class

 BTCFX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Bitcoin ProFund (formerly Bitcoin Strategy ProFund) Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.16%

How did the Fund perform last year?

Bitcoin ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to bitcoin returns. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of bitcoin.Bitcoin delivered strong performance during the reporting period, driven in part by anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended July 31, 2024, the Fund had a total return of 103.21%. For the same period, the Bloomberg Galaxy Bitcoin Index, a proxy for the bitcoin market, had a total return of 123.91%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, and other miscellaneous factors.

Cumulative performance: July 28, 2021 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $13,444	S&P 500® Index $13,151	Bloomberg Galaxy Bitcoin Index $16,253
Jul 21	$10,000	$10,000	$10,000
Jul 21	$9,880	$9,990	$9,926
Jul 22	$5,596	$9,526	$5,944
Jul 23	$6,616	$10,766	$7,259
Jul 24	$13,444	$13,151	$16,253

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$252,038,908
Number of Holdings*	3
Investment Advisory Fees	$565,744
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	Since Inception
Fund NAV	103.21%	10.34%
S&P 500® Index	22.15	9.53
Bloomberg Galaxy Bitcoin Index	123.91	17.52

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Bitcoin ProFund (formerly Bitcoin Strategy ProFund) primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S.Government securities.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. Effective on or about December 4, 2023, the Fund’s Investment Objective changed to: “Bitcoin Strategy ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin”. Scheduled to become effective September 27, 2024, Bitcoin Strategy ProFund’s name will change to Bitcoin ProFund. For more complete information, you may review the Fund’s prospectus, as supplemented July 26, 2024, available at www.profunds.com or upon request at 888-776-3637.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Bitcoin ProFund (formerly Bitcoin Strategy ProFund)

Investor Class

 BTCFX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bull ProFund

Investor Class

 BLPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Bull ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.53%

How did the Fund perform last year?

Bull ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $28,513	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$10,926	$11,121
Jul 16	$11,321	$11,745
Jul 17	$12,874	$13,629
Jul 18	$14,696	$15,843
Jul 19	$15,577	$17,108
Jul 20	$17,086	$19,153
Jul 21	$22,900	$26,134
Jul 22	$21,438	$24,921
Jul 23	$23,766	$28,165
Jul 24	$28,513	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$51,230,500
Number of Holdings*	510
Investment Advisory Fees	$387,138
Portfolio Turnover	113%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	19.97%	12.85%	11.05%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	10%
Swap Agreements	5%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.3%
Alphabet, Inc.	3.4%
Amazon.com, Inc.	3.1%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bull ProFund

Investor Class

 BLPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bull ProFund

Service Class

 BLPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Bull ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.53%

How did the Fund perform last year?

Bull ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $25,821	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$10,816	$11,121
Jul 16	$11,097	$11,745
Jul 17	$12,494	$13,629
Jul 18	$14,122	$15,843
Jul 19	$14,820	$17,108
Jul 20	$16,091	$19,153
Jul 21	$21,356	$26,134
Jul 22	$19,793	$24,921
Jul 23	$21,734	$28,165
Jul 24	$25,821	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$51,230,500
Number of Holdings*	510
Investment Advisory Fees	$387,138
Portfolio Turnover	113%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	18.80%	11.74%	9.95%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	10%
Swap Agreements	5%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.3%
Alphabet, Inc.	3.4%
Amazon.com, Inc.	3.1%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bull ProFund

Service Class

 BLPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Investor Class

 WCPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Communication Services UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$208	1.78%

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.20% and a volatility of 16.11%. The Index performance was driven by factors such as the inclusion of two of the "Magnificent Seven" companies which helped drive strong returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $30,320	S&P Total Market Index $32,489	S&P Communication Services Select Sector Index $31,489	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$10,139	$11,116	$10,974	$11,121
Jul 16	$11,189	$11,607	$12,116	$11,745
Jul 17	$13,244	$13,481	$15,010	$13,629
Jul 18	$13,326	$15,697	$16,732	$15,843
Jul 19	$17,007	$16,781	$17,733	$17,108
Jul 20	$19,740	$18,593	$20,501	$19,153
Jul 21	$32,580	$25,831	$29,336	$26,134
Jul 22	$17,743	$23,821	$20,253	$24,921
Jul 23	$22,675	$26,827	$24,951	$28,165
Jul 24	$30,320	$32,489	$31,489	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,500,256
Number of Holdings*	28
Investment Advisory Fees	$48,667
Portfolio Turnover	132%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	33.72%	12.26%	11.73%
S&P Total Market Index	21.10	14.13	12.51
S&P Communication Services Select Sector Index	26.20	12.17	12.15
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Communication Services Select Sector Index – Composition

Interactive Media & Services	44%
Entertainment	22%
Media	20%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	5%

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	17.3%
Meta Platforms, Inc.	16.8%
Charter Communications, Inc.	4.4%
Electronic Arts, Inc.	3.9%
Comcast Corp.	3.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Communication Services UltraSector ProFund

Investor Class

 WCPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Service Class

 WCPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Communication Services UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$323	2.78%

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.20% and a volatility of 16.11%. The Index performance was driven by factors such as the inclusion of two of the "Magnificent Seven" companies which helped drive strong returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $27,445	S&P Total Market Index $32,489	S&P Communication Services Select Sector Index $31,489	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$10,036	$11,116	$10,974	$11,121
Jul 16	$10,966	$11,607	$12,116	$11,745
Jul 17	$12,854	$13,481	$15,010	$13,629
Jul 18	$12,805	$15,697	$16,732	$15,843
Jul 19	$16,180	$16,781	$17,733	$17,108
Jul 20	$18,589	$18,593	$20,501	$19,153
Jul 21	$30,380	$25,831	$29,336	$26,134
Jul 22	$16,379	$23,821	$20,253	$24,921
Jul 23	$20,733	$26,827	$24,951	$28,165
Jul 24	$27,445	$32,489	$31,489	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,500,256
Number of Holdings*	28
Investment Advisory Fees	$48,667
Portfolio Turnover	132%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	32.38%	11.15%	10.62%
S&P Total Market Index	21.10	14.13	12.51
S&P Communication Services Select Sector Index	26.20	12.17	12.15
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Communication Services Select Sector Index – Composition

Interactive Media & Services	44%
Entertainment	22%
Media	20%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	5%

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	17.3%
Meta Platforms, Inc.	16.8%
Charter Communications, Inc.	4.4%
Electronic Arts, Inc.	3.9%
Comcast Corp.	3.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Communication Services UltraSector ProFund

Service Class

 WCPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Investor Class

 CYPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$165	1.59%

How did the Fund perform last year?

Consumer Discretionary UltraSectorProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 8.90% and a volatility of 17.38%. The Index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $31,885	S&P 500® Index $34,403	S&P Consumer Discretionary Select Sector Index $32,402
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,537	$11,121	$12,368
Jul 16	$13,253	$11,745	$12,805
Jul 17	$15,610	$13,629	$14,585
Jul 18	$19,954	$15,843	$18,013
Jul 19	$22,640	$17,108	$19,850
Jul 20	$26,368	$19,153	$22,843
Jul 21	$36,824	$26,134	$30,343
Jul 22	$25,158	$24,921	$27,589
Jul 23	$29,745	$28,165	$29,753
Jul 24	$31,885	$34,403	$32,402

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$51,090,557
Number of Holdings*	58
Investment Advisory Fees	$295,281
Portfolio Turnover	173%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	7.19%	7.09%	12.29%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Discretionary Select Sector Index	8.90	10.30	12.48

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Consumer Discretionary Select Sector Index – Composition

Retailing	48%
Consumer Services	22%
Automobiles & Components	20%
Consumer Durables & Apparel	10%

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.5%
Tesla, Inc.	13.5%
The Home Depot, Inc.	7.6%
McDonald's Corp.	3.5%
Lowe's Cos., Inc.	3.0%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Discretionary UltraSector ProFund

Investor Class

 CYPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Service Class

 CYPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$267	2.59%

How did the Fund perform last year?

Consumer Discretionary UltraSectorProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 8.90% and a volatility of 17.38%. The Index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $28,851	S&P 500® Index $34,403	S&P Consumer Discretionary Select Sector Index $32,402
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,402	$11,121	$12,368
Jul 16	$12,992	$11,745	$12,805
Jul 17	$15,149	$13,629	$14,585
Jul 18	$19,171	$15,843	$18,013
Jul 19	$21,536	$17,108	$19,850
Jul 20	$24,832	$19,153	$22,843
Jul 21	$34,340	$26,134	$30,343
Jul 22	$23,225	$24,921	$27,589
Jul 23	$27,189	$28,165	$29,753
Jul 24	$28,851	$34,403	$32,402

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$51,090,557
Number of Holdings*	58
Investment Advisory Fees	$295,281
Portfolio Turnover	173%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	6.11%	6.02%	11.18%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Discretionary Select Sector Index	8.90	10.30	12.48

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Consumer Discretionary Select Sector Index – Composition

Retailing	48%
Consumer Services	22%
Automobiles & Components	20%
Consumer Durables & Apparel	10%

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.5%
Tesla, Inc.	13.5%
The Home Depot, Inc.	7.6%
McDonald's Corp.	3.5%
Lowe's Cos., Inc.	3.0%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Discretionary UltraSector ProFund

Service Class

 CYPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Investor Class

 CNPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.93%and a volatility of 10.51%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $23,314	S&P 500® Index $34,403	S&P Consumer Staples Select Sector Index $23,881
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,154	$11,121	$11,982
Jul 16	$13,721	$11,745	$13,389
Jul 17	$14,787	$13,629	$13,923
Jul 18	$14,511	$15,843	$13,864
Jul 19	$15,294	$17,108	$15,871
Jul 20	$17,539	$19,153	$17,220
Jul 21	$27,197	$26,134	$20,177
Jul 22	$25,745	$24,921	$21,594
Jul 23	$22,591	$28,165	$22,544
Jul 24	$23,314	$34,403	$23,881

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,360,499
Number of Holdings*	44
Investment Advisory Fees	$4,996
Portfolio Turnover	173%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	3.20%	8.80%	8.83%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Staples Select Sector Index	5.93	8.51	9.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Consumer Staples Select Sector Index – Composition

Food, Beverage & Tobacco	43%
Food & Staples Retailing	33%
Household & Personal Products	24%

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	11.8%
Costco Wholesale Corp.	11.4%
Walmart, Inc.	9.1%
The Coca-Cola Co.	8.1%
Philip Morris International, Inc.	4.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Staples UltraSector ProFund

Investor Class

 CNPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Service Class

 CNPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$280	2.77%

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.93%and a volatility of 10.51%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $21,105	S&P 500® Index $34,403	S&P Consumer Staples Select Sector Index $23,881
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,033	$11,121	$11,982
Jul 16	$13,448	$11,745	$13,389
Jul 17	$14,351	$13,629	$13,923
Jul 18	$13,943	$15,843	$13,864
Jul 19	$14,553	$17,108	$15,871
Jul 20	$16,523	$19,153	$17,220
Jul 21	$25,366	$26,134	$20,177
Jul 22	$23,780	$24,921	$21,594
Jul 23	$20,661	$28,165	$22,544
Jul 24	$21,105	$34,403	$23,881

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,360,499
Number of Holdings*	44
Investment Advisory Fees	$4,996
Portfolio Turnover	173%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	2.15%	7.72%	7.76%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Staples Select Sector Index	5.93	8.51	9.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Consumer Staples Select Sector Index – Composition

Food, Beverage & Tobacco	43%
Food & Staples Retailing	33%
Household & Personal Products	24%

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	11.8%
Costco Wholesale Corp.	11.4%
Walmart, Inc.	9.1%
The Coca-Cola Co.	8.1%
Philip Morris International, Inc.	4.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Staples UltraSector ProFund

Service Class

 CNPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Investor Class

 ENPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Energy UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.57%

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $8,326	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$5,992	$11,121	$7,360
Jul 16	$5,659	$11,745	$7,372
Jul 17	$5,403	$13,629	$7,473
Jul 18	$6,888	$15,843	$8,957
Jul 19	$4,860	$17,108	$7,527
Jul 20	$2,013	$19,153	$4,696
Jul 21	$3,312	$26,134	$6,781
Jul 22	$6,652	$24,921	$11,283
Jul 23	$7,632	$28,165	$13,117
Jul 24	$8,326	$34,403	$14,458

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$24,881,116
Number of Holdings*	28
Investment Advisory Fees	$269,796
Portfolio Turnover	158%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	9.09%	11.37%	(1.82)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Energy Select Sector Index – Composition

Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.8%
Chevron Corp.	15.1%
EOG Resources, Inc.	4.0%
Schlumberger N.V.	4.0%
Phillips 66	3.7%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Energy UltraSector ProFund

Investor Class

 ENPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Service Class

 ENPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Energy UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$267	2.57%

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $7,538	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$5,933	$11,121	$7,360
Jul 16	$5,548	$11,745	$7,372
Jul 17	$5,244	$13,629	$7,473
Jul 18	$6,621	$15,843	$8,957
Jul 19	$4,624	$17,108	$7,527
Jul 20	$1,899	$19,153	$4,696
Jul 21	$3,090	$26,134	$6,781
Jul 22	$6,146	$24,921	$11,283
Jul 23	$6,979	$28,165	$13,117
Jul 24	$7,538	$34,403	$14,458

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$24,881,116
Number of Holdings*	28
Investment Advisory Fees	$269,796
Portfolio Turnover	158%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	8.00%	10.27%	(2.79)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Energy Select Sector Index – Composition

Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.8%
Chevron Corp.	15.1%
EOG Resources, Inc.	4.0%
Schlumberger N.V.	4.0%
Phillips 66	3.7%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Energy UltraSector ProFund

Service Class

 ENPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Investor Class

 UEPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Europe 30 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$192	1.78%

How did the Fund perform last year?

Europe 30 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the "Index"). The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 12.29% and a volatility of 12.17%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $14,056	S&P Global 1200 Index $26,048	ProFunds Europe 30 Index® $11,714	STOXX Europe 50® Index $16,453
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$9,050	$10,453	$8,895	$9,813
Jul 16	$8,310	$10,532	$7,986	$8,631
Jul 17	$10,013	$12,388	$9,447	$10,071
Jul 18	$10,544	$13,900	$9,736	$10,608
Jul 19	$10,127	$14,434	$8,943	$10,486
Jul 20	$8,869	$15,556	$7,893	$10,496
Jul 21	$11,653	$20,914	$10,311	$13,166
Jul 22	$10,908	$19,229	$9,569	$11,980
Jul 23	$12,122	$21,924	$10,432	$14,727
Jul 24	$14,056	$26,048	$11,714	$16,453

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,214,158
Number of Holdings*	30
Investment Advisory Fees	$-
Portfolio Turnover	804%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	15.96%	6.78%	3.46%
S&P Global 1200 Index	18.81	12.53	10.05
ProFunds Europe 30 Index®	12.29	5.55	1.59
STOXX Europe 50® Index	11.72	9.43	5.11

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

ProFunds Europe 30 Index® – Composition

Information Technology	21%
Health Care	19%
Energy	19%
Consumer Staples	13%
Financials	11%
Other	17%

Largest Equity Holdings

Company	% of Net Assets
SAP SE	7.1%
ASML Holding N.V.	6.5%
Shell PLC	6.2%
Sanofi S.A.	4.3%
HSBC Holdings PLC	4.2%

Country Composition

United Kingdom	47%
Netherlands	13%
Germany	9%
France	8%
Other	23%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Europe 30 ProFund

Investor Class

 UEPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Service Class

 UEPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Europe 30 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$299	2.78%

How did the Fund perform last year?

Europe 30 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the "Index"). The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 12.29% and a volatility of 12.17%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $12,710	S&P Global 1200 Index $26,048	ProFunds Europe 30 Index® $11,714	STOXX Europe 50® Index $16,453
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$8,966	$10,453	$8,895	$9,813
Jul 16	$8,156	$10,532	$7,986	$8,631
Jul 17	$9,729	$12,388	$9,447	$10,071
Jul 18	$10,132	$13,900	$9,736	$10,608
Jul 19	$9,645	$14,434	$8,943	$10,486
Jul 20	$8,347	$15,556	$7,893	$10,496
Jul 21	$10,862	$20,914	$10,311	$13,166
Jul 22	$10,069	$19,229	$9,569	$11,980
Jul 23	$11,074	$21,924	$10,432	$14,727
Jul 24	$12,710	$26,048	$11,714	$16,453

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,214,158
Number of Holdings*	30
Investment Advisory Fees	$-
Portfolio Turnover	804%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	14.77%	5.67%	2.43%
S&P Global 1200 Index	18.81	12.53	10.05
ProFunds Europe 30 Index®	12.29	5.55	1.59
STOXX Europe 50® Index	11.72	9.43	5.11

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

ProFunds Europe 30 Index® – Composition

Information Technology	21%
Health Care	19%
Energy	19%
Consumer Staples	13%
Financials	11%
Other	17%

Largest Equity Holdings

Company	% of Net Assets
SAP SE	7.1%
ASML Holding N.V.	6.5%
Shell PLC	6.2%
Sanofi S.A.	4.3%
HSBC Holdings PLC	4.2%

Country Composition

United Kingdom	47%
Netherlands	13%
Germany	9%
France	8%
Other	23%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Europe 30 ProFund

Service Class

 UEPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Investor Class

 FDPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.78%

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Index returns were driven by range-bound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $6,556	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,201	$11,121	$11,950
Jul 16	$8,169	$11,745	$11,728
Jul 17	$8,174	$13,629	$11,400
Jul 18	$7,833	$15,843	$11,604
Jul 19	$7,346	$17,108	$12,106
Jul 20	$7,548	$19,153	$11,460
Jul 21	$7,466	$26,134	$11,315
Jul 22	$6,357	$24,921	$13,001
Jul 23	$6,605	$28,165	$12,505
Jul 24	$6,556	$34,403	$12,780

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,147,441
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(0.75)%	(2.25)%	(4.13)%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

ICE® U.S. Dollar Index – Composition

Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its affiliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general financial market performance.

Falling U.S. Dollar ProFund

Investor Class

 FDPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Service Class

 FDPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Index returns were driven by range-bound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $5,955	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,117	$11,121	$11,950
Jul 16	$8,009	$11,745	$11,728
Jul 17	$7,938	$13,629	$11,400
Jul 18	$7,535	$15,843	$11,604
Jul 19	$7,001	$17,108	$12,106
Jul 20	$7,129	$19,153	$11,460
Jul 21	$6,977	$26,134	$11,315
Jul 22	$5,875	$24,921	$13,001
Jul 23	$6,041	$28,165	$12,505
Jul 24	$5,955	$34,403	$12,780

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,147,441
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(1.41)%	(3.18)%	(5.05)%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

ICE® U.S. Dollar Index – Composition

Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its affiliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general financial market performance.

Falling U.S. Dollar ProFund

Service Class

 FDPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Investor Class

 FNPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Financials UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$210	1.80%

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.11%and a volatility of 12.01%. The Index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $31,343	S&P 500® Index $34,403	S&P Financial Select Sector Index $29,533
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,088	$11,121	$11,440
Jul 16	$11,330	$11,745	$11,008
Jul 17	$15,398	$13,629	$14,640
Jul 18	$17,920	$15,843	$16,612
Jul 19	$19,196	$17,108	$17,187
Jul 20	$15,088	$19,153	$14,984
Jul 21	$25,952	$26,134	$23,257
Jul 22	$22,760	$24,921	$21,868
Jul 23	$23,419	$28,165	$23,418
Jul 24	$31,343	$34,403	$29,533

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$34,465,575
Number of Holdings*	78
Investment Advisory Fees	$144,278
Portfolio Turnover	178%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	33.84%	10.30%	12.10%
S&P 500® Index	22.15	15.00	13.15
S&P Financial Select Sector Index	26.11	11.44	11.44

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Financial Select Sector Index – Composition

Diversified Financials	58%
Banks	26%
Insurance	16%

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	9.8%
JPMorgan Chase & Co.	7.5%
Visa, Inc.	5.2%
Mastercard, Inc.	4.7%
Bank of America Corp.	3.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Financials UltraSector ProFund

Investor Class

 FNPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Service Class

 FNPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Financials UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$325	2.80%

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.11%and a volatility of 12.01%. The Index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $28,333	S&P 500® Index $34,403	S&P Financial Select Sector Index $29,533
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,964	$11,121	$11,440
Jul 16	$11,107	$11,745	$11,008
Jul 17	$14,948	$13,629	$14,640
Jul 18	$17,223	$15,843	$16,612
Jul 19	$18,261	$17,108	$17,187
Jul 20	$14,207	$19,153	$14,984
Jul 21	$24,180	$26,134	$23,257
Jul 22	$21,001	$24,921	$21,868
Jul 23	$21,399	$28,165	$23,418
Jul 24	$28,333	$34,403	$29,533

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$34,465,575
Number of Holdings*	78
Investment Advisory Fees	$144,278
Portfolio Turnover	178%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	32.40%	9.18%	10.98%
S&P 500® Index	22.15	15.00	13.15
S&P Financial Select Sector Index	26.11	11.44	11.44

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Financial Select Sector Index – Composition

Diversified Financials	58%
Banks	26%
Insurance	16%

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	9.8%
JPMorgan Chase & Co.	7.5%
Visa, Inc.	5.2%
Mastercard, Inc.	4.7%
Bank of America Corp.	3.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Financials UltraSector ProFund

Service Class

 FNPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Investor Class

 HCPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Health Care UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.68%

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 13.48%and a volatility of 10.28%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $33,089	S&P 500® Index $34,403	S&P Health Care Select Sector Index $29,265
Jul 14	$10,000	$10,000	$10,000
Jul 15	$14,308	$11,121	$12,755
Jul 16	$13,436	$11,745	$12,753
Jul 17	$14,819	$13,629	$13,774
Jul 18	$17,673	$15,843	$15,588
Jul 19	$17,945	$17,108	$16,257
Jul 20	$22,021	$19,153	$19,307
Jul 21	$30,911	$26,134	$24,584
Jul 22	$29,104	$24,921	$25,030
Jul 23	$28,815	$28,165	$25,788
Jul 24	$33,089	$34,403	$29,265

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$15,003,652
Number of Holdings*	69
Investment Advisory Fees	$117,510
Portfolio Turnover	55%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	14.83%	13.02%	12.71%
S&P 500® Index	22.15	15.00	13.15
S&P Health Care Select Sector Index	13.48	12.48	11.34

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Health Care Select Sector Index – Composition

Pharmaceuticals	31%
Health Care Providers & Services	22%
Health Care Equipment & Supplies	19%
Biotechnology	17%
Life Sciences Tools & Services	11%

Largest Equity Holdings

Company	% of Net Assets
Eli Lilly & Co.	9.8%
UnitedHealth Group, Inc.	8.1%
Johnson & Johnson	5.8%
AbbVie, Inc.	5.0%
Merck & Co., Inc.	4.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Health Care UltraSector ProFund

Investor Class

 HCPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Service Class

 HCPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Health Care UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$286	2.68%

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 13.48%and a volatility of 10.28%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $29,969	S&P 500® Index $34,403	S&P Health Care Select Sector Index $29,265
Jul 14	$10,000	$10,000	$10,000
Jul 15	$14,164	$11,121	$12,755
Jul 16	$13,167	$11,745	$12,753
Jul 17	$14,380	$13,629	$13,774
Jul 18	$16,982	$15,843	$15,588
Jul 19	$17,075	$17,108	$16,257
Jul 20	$20,753	$19,153	$19,307
Jul 21	$28,853	$26,134	$24,584
Jul 22	$26,894	$24,921	$25,030
Jul 23	$26,361	$28,165	$25,788
Jul 24	$29,969	$34,403	$29,265

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$15,003,652
Number of Holdings*	69
Investment Advisory Fees	$117,510
Portfolio Turnover	55%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	13.69%	11.91%	11.60%
S&P 500® Index	22.15	15.00	13.15
S&P Health Care Select Sector Index	13.48	12.48	11.34

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Health Care Select Sector Index – Composition

Pharmaceuticals	31%
Health Care Providers & Services	22%
Health Care Equipment & Supplies	19%
Biotechnology	17%
Life Sciences Tools & Services	11%

Largest Equity Holdings

Company	% of Net Assets
Eli Lilly & Co.	9.8%
UnitedHealth Group, Inc.	8.1%
Johnson & Johnson	5.8%
AbbVie, Inc.	5.0%
Merck & Co., Inc.	4.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Health Care UltraSector ProFund

Service Class

 HCPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Investor Class

 IDPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Industrials UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$196	1.78%

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 17.77%and a volatility of 12.75%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $32,859	S&P 500® Index $34,403	S&P Industrials Select Sector Index $30,114
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,894	$11,121	$10,686
Jul 16	$12,117	$11,745	$11,717
Jul 17	$15,348	$13,629	$14,091
Jul 18	$18,415	$15,843	$16,175
Jul 19	$19,561	$17,108	$16,754
Jul 20	$18,234	$19,153	$15,799
Jul 21	$30,498	$26,134	$23,135
Jul 22	$24,249	$24,921	$21,741
Jul 23	$27,209	$28,165	$25,571
Jul 24	$32,859	$34,403	$30,114

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,308,156
Number of Holdings*	84
Investment Advisory Fees	$113,519
Portfolio Turnover	391%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	20.77%	10.93%	12.63%
S&P 500® Index	22.15	15.00	13.15
S&P Industrials Select Sector Index	17.77	12.44	11.65

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Industrials Select Sector Index – Composition

Capital Goods	68%
Transportation	18%
Commercial & Professional Services	14%

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.8%
Caterpillar, Inc.	3.5%
RTX Corp.	3.2%
Union Pacific Corp.	3.1%
Uber Technologies, Inc.	2.8%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Industrials UltraSector ProFund

Investor Class

 IDPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Service Class

 IDPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Industrials UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$305	2.78%

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 17.77%and a volatility of 12.75%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $29,720	S&P 500® Index $34,403	S&P Industrials Select Sector Index $30,114
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,786	$11,121	$10,686
Jul 16	$11,880	$11,745	$11,717
Jul 17	$14,897	$13,629	$14,091
Jul 18	$17,697	$15,843	$16,175
Jul 19	$18,610	$17,108	$16,754
Jul 20	$17,178	$19,153	$15,799
Jul 21	$28,442	$26,134	$23,135
Jul 22	$22,388	$24,921	$21,741
Jul 23	$24,862	$28,165	$25,571
Jul 24	$29,720	$34,403	$30,114

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,308,156
Number of Holdings*	84
Investment Advisory Fees	$113,519
Portfolio Turnover	391%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	19.54%	9.82%	11.51%
S&P 500® Index	22.15	15.00	13.15
S&P Industrials Select Sector Index	17.77	12.44	11.65

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Industrials Select Sector Index – Composition

Capital Goods	68%
Transportation	18%
Commercial & Professional Services	14%

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.8%
Caterpillar, Inc.	3.5%
RTX Corp.	3.2%
Union Pacific Corp.	3.1%
Uber Technologies, Inc.	2.8%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Industrials UltraSector ProFund

Service Class

 IDPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Investor Class

 INPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Internet UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.49%

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 15.04% and a volatility of 19.51%. The Index performance was driven by strong technology returns during the period. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $40,256	S&P 500® Index $34,403	Dow Jones Internet Composite Index $35,586
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,296	$11,121	$12,340
Jul 16	$14,243	$11,745	$13,286
Jul 17	$20,089	$13,629	$17,035
Jul 18	$31,237	$15,843	$23,458
Jul 19	$33,559	$17,108	$25,486
Jul 20	$44,737	$19,153	$32,257
Jul 21	$65,099	$26,134	$42,612
Jul 22	$27,406	$24,921	$25,132
Jul 23	$34,641	$28,165	$30,933
Jul 24	$40,256	$34,403	$35,586

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$78,108,721
Number of Holdings*	47
Investment Advisory Fees	$650,010
Portfolio Turnover	40%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	16.21%	3.71%	14.94%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Internet Composite Index	15.04	6.90	13.53

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Internet Composite Index – Composition

Interactive Media & Services	21%
Software	20%
Hotels, Restaurants & Leisure	12%
Multiline Retail	12%
Communications Equipment	11%
Other	24%

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	8.6%
Alphabet, Inc.	7.9%
Meta Platforms, Inc.	7.8%
Netflix, Inc.	5.3%
Salesforce, Inc.	4.5%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet CompositeSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Internet UltraSector ProFund

Investor Class

 INPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Service Class

 INPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Internet UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.49%

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 15.04% and a volatility of 19.51%. The Index performance was driven by strong technology returns during the period. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $36,429	S&P 500® Index $34,403	Dow Jones Internet Composite Index $35,586
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,169	$11,121	$12,340
Jul 16	$13,962	$11,745	$13,286
Jul 17	$19,497	$13,629	$17,035
Jul 18	$30,016	$15,843	$23,458
Jul 19	$31,923	$17,108	$25,486
Jul 20	$42,142	$19,153	$32,257
Jul 21	$60,715	$26,134	$42,612
Jul 22	$25,303	$24,921	$25,132
Jul 23	$31,666	$28,165	$30,933
Jul 24	$36,429	$34,403	$35,586

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$78,108,721
Number of Holdings*	47
Investment Advisory Fees	$650,010
Portfolio Turnover	40%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	15.04%	2.68%	13.80%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Internet Composite Index	15.04	6.90	13.53

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Internet Composite Index – Composition

Interactive Media & Services	21%
Software	20%
Hotels, Restaurants & Leisure	12%
Multiline Retail	12%
Communications Equipment	11%
Other	24%

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	8.6%
Alphabet, Inc.	7.9%
Meta Platforms, Inc.	7.8%
Netflix, Inc.	5.3%
Salesforce, Inc.	4.5%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet CompositeSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Internet UltraSector ProFund

Service Class

 INPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Investor Class

 LGPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Large-Cap Growth ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.73%

How did the Fund perform last year?

Large-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 26.92% and a volatility of 15.34%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $33,413	S&P 500® Index $34,403	S&P 500® Growth Index $40,311
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,331	$11,121	$11,549
Jul 16	$11,696	$11,745	$12,159
Jul 17	$13,438	$13,629	$14,223
Jul 18	$16,045	$15,843	$17,296
Jul 19	$17,258	$17,108	$18,948
Jul 20	$21,017	$19,153	$23,600
Jul 21	$28,363	$26,134	$32,362
Jul 22	$25,329	$24,921	$29,407
Jul 23	$26,843	$28,165	$31,760
Jul 24	$33,413	$34,403	$40,311

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$23,024,337
Number of Holdings*	238
Investment Advisory Fees	$164,269
Portfolio Turnover	1061%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	24.47%	14.13%	12.82%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Growth Index	26.92	16.30	14.96

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Growth Index – Composition

Information Technology	50%
Consumer Discretionary	14%
Communication Services	12%
Health Care	7%
Industrials	6%
Other	11%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.3%
Microsoft Corp.	11.9%
NVIDIA Corp.	11.0%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	4.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P 500® Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Growth ProFund

Investor Class

 LGPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Service Class

 LGPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Large-Cap Growth ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$304	2.72%

How did the Fund perform last year?

Large-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 26.92% and a volatility of 15.34%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $30,244	S&P 500® Index $34,403	S&P 500® Growth Index $40,311
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,222	$11,121	$11,549
Jul 16	$11,467	$11,745	$12,159
Jul 17	$13,044	$13,629	$14,223
Jul 18	$15,419	$15,843	$17,296
Jul 19	$16,421	$17,108	$18,948
Jul 20	$19,793	$19,153	$23,600
Jul 21	$26,445	$26,134	$32,362
Jul 22	$23,387	$24,921	$29,407
Jul 23	$24,542	$28,165	$31,760
Jul 24	$30,244	$34,403	$40,311

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$23,024,337
Number of Holdings*	238
Investment Advisory Fees	$164,269
Portfolio Turnover	1061%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	23.23%	12.99%	11.70%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Growth Index	26.92	16.30	14.96

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Growth Index – Composition

Information Technology	50%
Consumer Discretionary	14%
Communication Services	12%
Health Care	7%
Industrials	6%
Other	11%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.3%
Microsoft Corp.	11.9%
NVIDIA Corp.	11.0%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	4.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P 500® Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Growth ProFund

Service Class

 LGPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Investor Class

 LVPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Large-Cap Value ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.82%

How did the Fund perform last year?

Large-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 16.78% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $22,757	S&P 500® Index $34,403	S&P 500® Value Index $27,316
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,473	$11,121	$10,659
Jul 16	$10,903	$11,745	$11,276
Jul 17	$12,226	$13,629	$12,893
Jul 18	$13,263	$15,843	$14,237
Jul 19	$13,850	$17,108	$15,131
Jul 20	$13,219	$19,153	$14,719
Jul 21	$17,619	$26,134	$19,971
Jul 22	$17,316	$24,921	$19,965
Jul 23	$19,897	$28,165	$23,390
Jul 24	$22,757	$34,403	$27,316

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,174,973
Number of Holdings*	446
Investment Advisory Fees	$127,151
Portfolio Turnover	762%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	14.38%	10.44%	8.57%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Value Index	16.78	12.54	10.57

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Value Index – Composition

Financials	23%
Health Care	18%
Industrials	12%
Consumer Staples	10%
Information Technology	8%
Other	29%

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.6%
Johnson & Johnson	1.9%
UnitedHealth Group, Inc.	1.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P 500® Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Value ProFund

Investor Class

 LVPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Service Class

 LVPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Large-Cap Value ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$301	2.82%

How did the Fund perform last year?

Large-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 16.78% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $20,575	S&P 500® Index $34,403	S&P 500® Value Index $27,316
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,367	$11,121	$10,659
Jul 16	$10,685	$11,745	$11,276
Jul 17	$11,860	$13,629	$12,893
Jul 18	$12,739	$15,843	$14,237
Jul 19	$13,173	$17,108	$15,131
Jul 20	$12,444	$19,153	$14,719
Jul 21	$16,423	$26,134	$19,971
Jul 22	$15,980	$24,921	$19,965
Jul 23	$18,173	$28,165	$23,390
Jul 24	$20,575	$34,403	$27,316

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,174,973
Number of Holdings*	446
Investment Advisory Fees	$127,151
Portfolio Turnover	762%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	13.22%	9.33%	7.48%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Value Index	16.78	12.54	10.57

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Value Index – Composition

Financials	23%
Health Care	18%
Industrials	12%
Consumer Staples	10%
Information Technology	8%
Other	29%

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.6%
Johnson & Johnson	1.9%
UnitedHealth Group, Inc.	1.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P 500® Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Value ProFund

Service Class

 LVPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Investor Class

 BMPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Materials UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.78%

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 9.76%and a volatility of 13.79%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $20,639	S&P 500® Index $34,403	S&P Materials Select Sector Index $23,363
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,259	$11,121	$9,636
Jul 16	$9,052	$11,745	$10,460
Jul 17	$11,014	$13,629	$11,979
Jul 18	$12,847	$15,843	$13,329
Jul 19	$11,069	$17,108	$13,326
Jul 20	$10,931	$19,153	$14,111
Jul 21	$17,602	$26,134	$19,983
Jul 22	$16,013	$24,921	$18,977
Jul 23	$18,988	$28,165	$21,285
Jul 24	$20,639	$34,403	$23,363

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,371,816
Number of Holdings*	34
Investment Advisory Fees	$30,079
Portfolio Turnover	146%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	8.69%	13.27%	7.51%
S&P 500® Index	22.15	15.00	13.15
S&P Materials Select Sector Index	9.76	11.88	8.86

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	67%
Total	149%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Materials Select Sector Index – Composition

Chemicals	65%
Metals & Mining	17%
Containers & Packaging	11%
Construction Materials	7%

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	17.2%
The Sherwin-Williams Co.	6.5%
Freeport-McMoRan, Inc.	5.2%
Air Products and Chemicals, Inc.	4.6%
Ecolab, Inc.	4.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Materials UltraSector ProFund

Investor Class

 BMPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Service Class

 BMPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Materials UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.78%

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 9.76%and a volatility of 13.79%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $18,684	S&P 500® Index $34,403	S&P Materials Select Sector Index $23,363
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,177	$11,121	$9,636
Jul 16	$8,875	$11,745	$10,460
Jul 17	$10,695	$13,629	$11,979
Jul 18	$12,352	$15,843	$13,329
Jul 19	$10,534	$17,108	$13,326
Jul 20	$10,297	$19,153	$14,111
Jul 21	$16,418	$26,134	$19,983
Jul 22	$14,792	$24,921	$18,977
Jul 23	$17,362	$28,165	$21,285
Jul 24	$18,684	$34,403	$23,363

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,371,816
Number of Holdings*	34
Investment Advisory Fees	$30,079
Portfolio Turnover	146%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	7.62%	12.14%	6.45%
S&P 500® Index	22.15	15.00	13.15
S&P Materials Select Sector Index	9.76	11.88	8.86

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	67%
Total	149%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Materials Select Sector Index – Composition

Chemicals	65%
Metals & Mining	17%
Containers & Packaging	11%
Construction Materials	7%

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	17.2%
The Sherwin-Williams Co.	6.5%
Freeport-McMoRan, Inc.	5.2%
Air Products and Chemicals, Inc.	4.6%
Ecolab, Inc.	4.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Materials UltraSector ProFund

Service Class

 BMPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Investor Class

 MGPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Mid-Cap Growth ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.78%

How did the Fund perform last year?

Mid-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.31% and a volatility of 15.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $22,837	S&P Composite 1500® Index $33,623	S&P MidCap 400® Growth Index $27,485
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,417	$11,125	$11,650
Jul 16	$11,600	$11,749	$12,037
Jul 17	$12,970	$13,629	$13,688
Jul 18	$14,793	$15,854	$15,926
Jul 19	$14,821	$16,970	$16,214
Jul 20	$15,291	$18,735	$17,087
Jul 21	$20,788	$25,765	$23,641
Jul 22	$18,079	$24,543	$20,980
Jul 23	$19,497	$27,656	$23,037
Jul 24	$22,837	$33,623	$27,485

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,648,784
Number of Holdings*	252
Investment Advisory Fees	$30,554
Portfolio Turnover	650%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	17.13%	9.03%	8.61%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Growth Index	19.31	11.13	10.64

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® Growth Index – Composition

Industrials	30%
Consumer Discretionary	18%
Information Technology	11%
Health Care	10%
Financials	9%
Other	22%

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
Lennox International, Inc.	1.3%
Pure Storage, Inc.	1.2%
EMCOR Group, Inc.	1.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400® Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Growth ProFund

Investor Class

 MGPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Service Class

 MGPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Mid-Cap Growth ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$300	2.78%

How did the Fund perform last year?

Mid-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.31% and a volatility of 15.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $20,649	S&P Composite 1500® Index $33,623	S&P MidCap 400® Growth Index $27,485
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,301	$11,125	$11,650
Jul 16	$11,366	$11,749	$12,037
Jul 17	$12,580	$13,629	$13,688
Jul 18	$14,205	$15,854	$15,926
Jul 19	$14,094	$16,970	$16,214
Jul 20	$14,393	$18,735	$17,087
Jul 21	$19,374	$25,765	$23,641
Jul 22	$16,682	$24,543	$20,980
Jul 23	$17,810	$27,656	$23,037
Jul 24	$20,649	$33,623	$27,485

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,648,784
Number of Holdings*	252
Investment Advisory Fees	$30,554
Portfolio Turnover	650%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	15.94%	7.94%	7.52%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Growth Index	19.31	11.13	10.64

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® Growth Index – Composition

Industrials	30%
Consumer Discretionary	18%
Information Technology	11%
Health Care	10%
Financials	9%
Other	22%

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
Lennox International, Inc.	1.3%
Pure Storage, Inc.	1.2%
EMCOR Group, Inc.	1.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400® Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Growth ProFund

Service Class

 MGPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Investor Class

 MDPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Mid-Cap ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$190	1.78%

How did the Fund perform last year?

Mid-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 15.41% and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500® . Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $21,800	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,947	$11,125	$11,130
Jul 16	$11,346	$11,749	$11,746
Jul 17	$12,770	$13,629	$13,471
Jul 18	$14,349	$15,854	$15,424
Jul 19	$14,169	$16,970	$15,546
Jul 20	$13,387	$18,735	$14,996
Jul 21	$19,265	$25,765	$22,042
Jul 22	$17,807	$24,543	$20,785
Jul 23	$19,275	$27,656	$22,962
Jul 24	$21,800	$33,623	$26,499

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,518,332
Number of Holdings*	407
Investment Advisory Fees	$55,657
Portfolio Turnover	262%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	13.10%	9.00%	8.10%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	51%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® – Composition

Industrials	22%
Financials	17%
Consumer Discretionary	15%
Health Care	10%
Information Technology	9%
Other	27%

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.3%
Williams-Sonoma, Inc.	0.3%
Illumina, Inc.	0.3%
Lennox International, Inc.	0.3%
Pure Storage, Inc.	0.3%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap ProFund

Investor Class

 MDPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Service Class

 MDPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Mid-Cap ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.78%

How did the Fund perform last year?

Mid-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 15.41% and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500® . Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $19,722	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,840	$11,125	$11,130
Jul 16	$11,118	$11,749	$11,746
Jul 17	$12,390	$13,629	$13,471
Jul 18	$13,782	$15,854	$15,424
Jul 19	$13,474	$16,970	$15,546
Jul 20	$12,605	$18,735	$14,996
Jul 21	$17,958	$25,765	$22,042
Jul 22	$16,436	$24,543	$20,785
Jul 23	$17,614	$27,656	$22,962
Jul 24	$19,722	$33,623	$26,499

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,518,332
Number of Holdings*	407
Investment Advisory Fees	$55,657
Portfolio Turnover	262%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	11.97%	7.92%	7.03%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	51%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® – Composition

Industrials	22%
Financials	17%
Consumer Discretionary	15%
Health Care	10%
Information Technology	9%
Other	27%

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.3%
Williams-Sonoma, Inc.	0.3%
Illumina, Inc.	0.3%
Lennox International, Inc.	0.3%
Pure Storage, Inc.	0.3%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap ProFund

Service Class

 MDPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Investor Class

 MLPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Mid-Cap Value ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.78%

How did the Fund perform last year?

Mid-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 11.37% and a volatility of 16.53%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $20,736	S&P Composite 1500® Index $33,623	S&P MidCap 400® Value Index $24,686
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,365	$11,125	$10,583
Jul 16	$11,001	$11,749	$11,410
Jul 17	$12,421	$13,629	$13,111
Jul 18	$13,768	$15,854	$14,749
Jul 19	$13,501	$16,970	$14,714
Jul 20	$11,500	$18,735	$12,743
Jul 21	$17,694	$25,765	$19,987
Jul 22	$17,365	$24,543	$19,977
Jul 23	$18,934	$27,656	$22,166
Jul 24	$20,736	$33,623	$24,686

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,548,655
Number of Holdings*	292
Investment Advisory Fees	$-
Portfolio Turnover	238%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	9.52%	8.96%	7.57%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Value Index	11.37	10.90	9.46

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® Value Index – Composition

Financials	25%
Industrials	14%
Consumer Discretionary	11%
Real Estate	10%
Health Care	9%
Other	31%

Largest Equity Holdings

Company	% of Net Assets
Illumina, Inc.	1.4%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.1%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	0.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400® Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Value ProFund

Investor Class

 MLPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Service Class

 MLPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Mid-Cap Value ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$290	2.78%

How did the Fund perform last year?

Mid-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 11.37% and a volatility of 16.53%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $18,746	S&P Composite 1500® Index $33,623	S&P MidCap 400® Value Index $24,686
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,260	$11,125	$10,583
Jul 16	$10,771	$11,749	$11,410
Jul 17	$12,040	$13,629	$13,111
Jul 18	$13,211	$15,854	$14,749
Jul 19	$12,829	$16,970	$14,714
Jul 20	$10,818	$18,735	$12,743
Jul 21	$16,482	$25,765	$19,987
Jul 22	$16,014	$24,543	$19,977
Jul 23	$17,290	$27,656	$22,166
Jul 24	$18,746	$33,623	$24,686

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,548,655
Number of Holdings*	292
Investment Advisory Fees	$-
Portfolio Turnover	238%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	8.42%	7.88%	6.49%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Value Index	11.37	10.90	9.46

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® Value Index – Composition

Financials	25%
Industrials	14%
Consumer Discretionary	11%
Real Estate	10%
Health Care	9%
Other	31%

Largest Equity Holdings

Company	% of Net Assets
Illumina, Inc.	1.4%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.1%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	0.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400® Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Value ProFund

Service Class

 MLPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Investor Class

 OTPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Nasdaq-100 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.53%

How did the Fund perform last year?

Nasdaq-100 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $43,996	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$11,675	$11,930
Jul 16	$11,944	$12,457
Jul 17	$14,735	$15,672
Jul 18	$17,961	$19,480
Jul 19	$19,336	$21,377
Jul 20	$26,456	$30,007
Jul 21	$35,735	$41,466
Jul 22	$30,304	$36,158
Jul 23	$36,267	$44,392
Jul 24	$43,996	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$136,163,270
Number of Holdings*	107
Investment Advisory Fees	$889,631
Portfolio Turnover	30%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	21.31%	17.87%	15.97%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	5%
Swap Agreements	42%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	4.3%
NVIDIA Corp.	4.0%
Alphabet, Inc.	2.8%
Amazon.com, Inc.	2.7%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Nasdaq-100 ProFund

Investor Class

 OTPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Service Class

 OTPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Nasdaq-100 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.53%

How did the Fund perform last year?

Nasdaq-100 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $39,781	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$11,557	$11,930
Jul 16	$11,704	$12,457
Jul 17	$14,294	$15,672
Jul 18	$17,250	$19,480
Jul 19	$18,385	$21,377
Jul 20	$24,909	$30,007
Jul 21	$33,314	$41,466
Jul 22	$27,973	$36,158
Jul 23	$33,130	$44,392
Jul 24	$39,781	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$136,163,270
Number of Holdings*	107
Investment Advisory Fees	$889,631
Portfolio Turnover	30%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	20.08%	16.69%	14.81%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	5%
Swap Agreements	42%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	4.3%
NVIDIA Corp.	4.0%
Alphabet, Inc.	2.8%
Amazon.com, Inc.	2.7%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Nasdaq-100 ProFund

Service Class

 OTPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class

 OEPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.69%

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.50% and a volatility of 26.66%. Rangebound oil prices dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,309	S&P Total Market Index $32,489	S&P Oil & Gas Equipment & Services Select Industry Index $2,534	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$5,614	$11,116	$4,908	$11,121
Jul 16	$4,296	$11,607	$4,074	$11,745
Jul 17	$4,005	$13,481	$3,560	$13,629
Jul 18	$4,126	$15,697	$4,038	$15,843
Jul 19	$1,740	$16,781	$2,209	$17,108
Jul 20	$382	$18,593	$837	$19,153
Jul 21	$645	$25,831	$1,325	$26,134
Jul 22	$811	$23,821	$1,613	$24,921
Jul 23	$1,303	$26,827	$2,402	$28,165
Jul 24	$1,309	$32,489	$2,534	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$14,574,944
Number of Holdings*	37
Investment Advisory Fees	$128,847
Portfolio Turnover	217%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	0.43%	(5.54)%	(18.40)%
S&P Total Market Index	21.10	14.13	12.51
S&P Oil & Gas Equipment & Services Select Industry Index	5.50	2.78	(12.83)
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	69%
Total	151%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P U.S. Oil & Gas Equipment & Services Select Industry Index – Composition

Oil & Gas Equipment & Services	72%
Oil & Gas Drilling	28%

Largest Equity Holdings

Company	% of Net Assets
Baker Hughes Co.	4.1%
Helmerich & Payne, Inc.	4.1%
TechnipFMC PLC	4.0%
NOV, Inc.	3.9%
Liberty Energy, Inc.	3.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Oil & Gas Equipment & Services Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class

 OEPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class

 OEPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.69%

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.50% and a volatility of 26.66%. Rangebound oil prices dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,183	S&P Total Market Index $32,489	S&P Oil & Gas Equipment & Services Select Industry Index $2,534	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$5,558	$11,116	$4,908	$11,121
Jul 16	$4,211	$11,607	$4,074	$11,745
Jul 17	$3,886	$13,481	$3,560	$13,629
Jul 18	$3,963	$15,697	$4,038	$15,843
Jul 19	$1,654	$16,781	$2,209	$17,108
Jul 20	$359	$18,593	$837	$19,153
Jul 21	$601	$25,831	$1,325	$26,134
Jul 22	$748	$23,821	$1,613	$24,921
Jul 23	$1,189	$26,827	$2,402	$28,165
Jul 24	$1,183	$32,489	$2,534	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$14,574,944
Number of Holdings*	37
Investment Advisory Fees	$128,847
Portfolio Turnover	217%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(0.55)%	(6.48)%	(19.22)%
S&P Total Market Index	21.10	14.13	12.51
S&P Oil & Gas Equipment & Services Select Industry Index	5.50	2.78	(12.83)
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	69%
Total	151%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P U.S. Oil & Gas Equipment & Services Select Industry Index – Composition

Oil & Gas Equipment & Services	72%
Oil & Gas Drilling	28%

Largest Equity Holdings

Company	% of Net Assets
Baker Hughes Co.	4.1%
Helmerich & Payne, Inc.	4.1%
TechnipFMC PLC	4.0%
NOV, Inc.	3.9%
Liberty Energy, Inc.	3.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Oil & Gas Equipment & Services Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class

 OEPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Investor Class

 PHPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 0.42% and a volatility of 16.68%. Pharmaceutical stocks delivered muted performance in an equity rally that favored technology stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $14,802	S&P Total Market Index $32,489	S&P Pharmaceuticals Select Industry Index $11,140	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$13,157	$11,116	$14,543	$11,121
Jul 16	$13,300	$11,607	$10,954	$11,745
Jul 17	$12,991	$13,481	$10,359	$13,629
Jul 18	$13,886	$15,697	$11,239	$15,843
Jul 19	$11,429	$16,781	$9,261	$17,108
Jul 20	$12,635	$18,593	$10,486	$19,153
Jul 21	$16,898	$25,831	$12,492	$26,134
Jul 22	$16,608	$23,821	$10,753	$24,921
Jul 23	$15,578	$26,827	$11,093	$28,165
Jul 24	$14,802	$32,489	$11,140	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,006,205
Number of Holdings*	49
Investment Advisory Fees	$5,604
Portfolio Turnover	207%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(4.98)%	5.31%	4.00%
S&P Total Market Index	21.10	14.13	12.51
S&P Pharmaceuticals Select Industry Index	0.42	3.76	1.09
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	67%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P Pharmaceuticals Select Industry Index – Composition

Pharmaceuticals	100%

Largest Equity Holdings

Company	% of Net Assets
Axsome Therapeutics, Inc.	3.5%
Viatris, Inc.	3.5%
Intra-Cellular Therapies, Inc.	3.5%
Bristol-Myers Squibb Co.	3.4%
Pfizer, Inc.	3.3%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Pharmaceuticals UltraSector ProFund

Investor Class

 PHPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Service Class

 PHPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$270	2.78%

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 0.42% and a volatility of 16.68%. Pharmaceutical stocks delivered muted performance in an equity rally that favored technology stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $13,395	S&P Total Market Index $32,489	S&P Pharmaceuticals Select Industry Index $11,140	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$13,026	$11,116	$14,543	$11,121
Jul 16	$13,038	$11,607	$10,954	$11,745
Jul 17	$12,605	$13,481	$10,359	$13,629
Jul 18	$13,340	$15,697	$11,239	$15,843
Jul 19	$10,869	$16,781	$9,261	$17,108
Jul 20	$11,899	$18,593	$10,486	$19,153
Jul 21	$15,756	$25,831	$12,492	$26,134
Jul 22	$15,332	$23,821	$10,753	$24,921
Jul 23	$14,246	$26,827	$11,093	$28,165
Jul 24	$13,395	$32,489	$11,140	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,006,205
Number of Holdings*	49
Investment Advisory Fees	$5,604
Portfolio Turnover	207%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(5.97)%	4.27%	2.97%
S&P Total Market Index	21.10	14.13	12.51
S&P Pharmaceuticals Select Industry Index	0.42	3.76	1.09
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	67%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P Pharmaceuticals Select Industry Index – Composition

Pharmaceuticals	100%

Largest Equity Holdings

Company	% of Net Assets
Axsome Therapeutics, Inc.	3.5%
Viatris, Inc.	3.5%
Intra-Cellular Therapies, Inc.	3.5%
Bristol-Myers Squibb Co.	3.4%
Pfizer, Inc.	3.3%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Pharmaceuticals UltraSector ProFund

Service Class

 PHPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Investor Class

 PMPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.60%

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.81%and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $8,114	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$3,027	$11,121	$4,756
Jul 16	$9,051	$11,745	$10,740
Jul 17	$5,470	$13,629	$8,096
Jul 18	$4,498	$15,843	$7,329
Jul 19	$5,736	$17,108	$8,976
Jul 20	$12,519	$19,153	$16,219
Jul 21	$9,130	$26,134	$13,757
Jul 22	$5,617	$24,921	$10,428
Jul 23	$6,567	$28,165	$12,274
Jul 24	$8,114	$34,403	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$29,031,391
Number of Holdings*	36
Investment Advisory Fees	$176,428
Portfolio Turnover	204%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	23.56%	7.18%	(2.07)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Precious Metals Index – Composition

Gold	92%
Silver	6%
Precious Metals & Minerals	2%

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	15.1%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Gold Corp.	8.6%
Wheaton Precious Metals Corp.	7.2%
Franco-Nevada Corp.	6.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious MetalsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Precious Metals UltraSector ProFund

Investor Class

 PMPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Service Class

 PMPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.60%

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.81%and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $7,343	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$3,002	$11,121	$4,756
Jul 16	$8,875	$11,745	$10,740
Jul 17	$5,311	$13,629	$8,096
Jul 18	$4,325	$15,843	$7,329
Jul 19	$5,458	$17,108	$8,976
Jul 20	$11,794	$19,153	$16,219
Jul 21	$8,515	$26,134	$13,757
Jul 22	$5,187	$24,921	$10,428
Jul 23	$6,002	$28,165	$12,274
Jul 24	$7,343	$34,403	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$29,031,391
Number of Holdings*	36
Investment Advisory Fees	$176,428
Portfolio Turnover	204%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	22.36%	6.12%	(3.04)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Precious Metals Index – Composition

Gold	92%
Silver	6%
Precious Metals & Minerals	2%

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	15.1%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Gold Corp.	8.6%
Wheaton Precious Metals Corp.	7.2%
Franco-Nevada Corp.	6.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious MetalsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Precious Metals UltraSector ProFund

Service Class

 PMPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Investor Class

 REPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Real Estate UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.83%

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $16,275	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,015	$11,121	$11,118
Jul 16	$13,964	$11,745	$13,313
Jul 17	$13,298	$13,629	$13,036
Jul 18	$13,740	$15,843	$13,676
Jul 19	$16,006	$17,108	$16,078
Jul 20	$13,519	$19,153	$16,104
Jul 21	$20,174	$26,134	$21,386
Jul 22	$18,360	$24,921	$21,036
Jul 23	$14,635	$28,165	$18,813
Jul 24	$16,275	$34,403	$21,038

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,400,443
Number of Holdings*	38
Investment Advisory Fees	$13,770
Portfolio Turnover	153%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	11.21%	0.33%	4.99%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Real Estate Select Sector Index – Composition

Specialized REITs	44%
Retail REITs	13%
Residential REITs	12%
Health Care REITs	12%
Industrial REITs	11%
Other	8%

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	8.3%
American Tower Corp.	7.3%
Equinix, Inc.	5.3%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.5%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Real Estate UltraSector ProFund

Investor Class

 REPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Service Class

 REPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Real Estate UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$297	2.83%

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $14,724	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,897	$11,121	$11,118
Jul 16	$13,675	$11,745	$13,313
Jul 17	$12,899	$13,629	$13,036
Jul 18	$13,195	$15,843	$13,676
Jul 19	$15,220	$17,108	$16,078
Jul 20	$12,726	$19,153	$16,104
Jul 21	$18,805	$26,134	$21,386
Jul 22	$16,944	$24,921	$21,036
Jul 23	$13,375	$28,165	$18,813
Jul 24	$14,724	$34,403	$21,038

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,400,443
Number of Holdings*	38
Investment Advisory Fees	$13,770
Portfolio Turnover	153%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	10.09%	(0.66)%	3.94%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Real Estate Select Sector Index – Composition

Specialized REITs	44%
Retail REITs	13%
Residential REITs	12%
Health Care REITs	12%
Industrial REITs	11%
Other	8%

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	8.3%
American Tower Corp.	7.3%
Equinix, Inc.	5.3%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.5%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Real Estate UltraSector ProFund

Service Class

 REPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Investor Class

 RTPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Index, had a total return of 3.02% and a volatility of 8.31%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $9,412	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 10-Year Total Return Index $10,942
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,251	$10,332	$10,617
Jul 16	$8,355	$10,926	$11,513
Jul 17	$8,735	$10,648	$10,855
Jul 18	$9,052	$10,516	$10,467
Jul 19	$8,290	$11,314	$11,629
Jul 20	$7,079	$12,654	$13,437
Jul 21	$7,255	$12,271	$12,773
Jul 22	$7,921	$11,235	$11,456
Jul 23	$8,969	$10,759	$10,621
Jul 24	$9,412	$11,203	$10,942

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 10 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 10 Year Total Return Index.

Fund Statistics

Net Assets	$1,967,082
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	4.94%	2.57%	(0.60)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 10-Year Total Return Index	3.02	(1.21)	0.90

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Rising Rates Opportunity 10 ProFund

Investor Class

 RTPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Service Class

 RTPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.78%

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Index, had a total return of 3.02% and a volatility of 8.31%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $8,520	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 10-Year Total Return Index $10,942
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,153	$10,332	$10,617
Jul 16	$8,186	$10,926	$11,513
Jul 17	$8,479	$10,648	$10,855
Jul 18	$8,693	$10,516	$10,467
Jul 19	$7,888	$11,314	$11,629
Jul 20	$6,671	$12,654	$13,437
Jul 21	$6,766	$12,271	$12,773
Jul 22	$7,315	$11,235	$11,456
Jul 23	$8,198	$10,759	$10,621
Jul 24	$8,520	$11,203	$10,942

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 10 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 10 Year Total Return Index.

Fund Statistics

Net Assets	$1,967,082
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	3.93%	1.55%	(1.59)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 10-Year Total Return Index	3.02	(1.21)	0.90

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Rising Rates Opportunity 10 ProFund

Service Class

 RTPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Investor Class

 RRPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$183	1.75%

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of -1.88% and a volatility of 16.24%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $7,654	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,343	$10,332	$11,152
Jul 16	$6,457	$10,926	$13,246
Jul 17	$7,373	$10,648	$11,642
Jul 18	$7,420	$10,516	$11,530
Jul 19	$6,337	$11,314	$13,231
Jul 20	$3,942	$12,654	$18,101
Jul 21	$4,559	$12,271	$15,410
Jul 22	$5,684	$11,235	$12,203
Jul 23	$7,029	$10,759	$10,453
Jul 24	$7,654	$11,203	$10,257

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 30 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 30 Year Total Return Index.

Fund Statistics

Net Assets	$9,028,678
Number of Holdings*	6
Investment Advisory Fees	$121,508
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	8.89%	3.85%	(2.64)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total	(124)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

Investor Class

 RRPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Service Class

 RRPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$286	2.75%

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of -1.88% and a volatility of 16.24%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $6,925	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,267	$10,332	$11,152
Jul 16	$6,319	$10,926	$13,246
Jul 17	$7,151	$10,648	$11,642
Jul 18	$7,126	$10,516	$11,530
Jul 19	$6,024	$11,314	$13,231
Jul 20	$3,710	$12,654	$18,101
Jul 21	$4,248	$12,271	$15,410
Jul 22	$5,245	$11,235	$12,203
Jul 23	$6,421	$10,759	$10,453
Jul 24	$6,925	$11,203	$10,257

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 30 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 30 Year Total Return Index.

Fund Statistics

Net Assets	$9,028,678
Number of Holdings*	6
Investment Advisory Fees	$121,508
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	7.85%	2.83%	(3.61)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total	(124)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

Service Class

 RRPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Investor Class

 RDPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.78%

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Returns were driven by rangebound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $13,157	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,652	$11,121	$11,950
Jul 16	$11,251	$11,745	$11,728
Jul 17	$10,874	$13,629	$11,400
Jul 18	$11,151	$15,843	$11,604
Jul 19	$11,915	$17,108	$12,106
Jul 20	$11,300	$19,153	$11,460
Jul 21	$10,965	$26,134	$11,315
Jul 22	$12,374	$24,921	$13,001
Jul 23	$12,310	$28,165	$12,505
Jul 24	$13,157	$34,403	$12,780

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,841,256
Number of Holdings*	6
Investment Advisory Fees	$21,432
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	6.88%	2.00%	2.78%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

ICE® U.S. Dollar Index – Composition

Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its affiliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general financial market performance.

Rising U.S. Dollar ProFund

Investor Class

 RDPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Service Class

 RDPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$286	2.78%

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Returns were driven by rangebound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $11,916	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,538	$11,121	$11,950
Jul 16	$11,028	$11,745	$11,728
Jul 17	$10,548	$13,629	$11,400
Jul 18	$10,720	$15,843	$11,604
Jul 19	$11,339	$17,108	$12,106
Jul 20	$10,650	$19,153	$11,460
Jul 21	$10,232	$26,134	$11,315
Jul 22	$11,429	$24,921	$13,001
Jul 23	$11,251	$28,165	$12,505
Jul 24	$11,916	$34,403	$12,780

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,841,256
Number of Holdings*	6
Investment Advisory Fees	$21,432
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	5.92%	1.00%	1.77%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

ICE® U.S. Dollar Index – Composition

Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its affiliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general financial market performance.

Rising U.S. Dollar ProFund

Service Class

 RDPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Investor Class

 SMPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$232	1.48%

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 76.60%and a volatility of 35.64%. The Index performance was driven by factors such as optimism about AI-related technologies, which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $230,824	S&P 500® Index $34,403	Dow Jones U.S. Semiconductors Index $125,870
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,056	$11,121	$10,307
Jul 16	$13,333	$11,745	$12,819
Jul 17	$19,551	$13,629	$16,928
Jul 18	$27,431	$15,843	$21,909
Jul 19	$28,952	$17,108	$23,684
Jul 20	$41,191	$19,153	$32,156
Jul 21	$76,470	$26,134	$50,421
Jul 22	$62,758	$24,921	$46,690
Jul 23	$108,144	$28,165	$71,273
Jul 24	$230,824	$34,403	$125,870

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$395,401,113
Number of Holdings*	40
Investment Advisory Fees	$1,764,794
Portfolio Turnover	189%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	113.44%	51.47%	36.88%
S&P 500® Index	22.15	15.00	13.15
Dow Jones U.S. Semiconductors Index	76.60	39.67	28.82

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	104%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones U.S. Semiconductors Index – Composition

Semiconductors & Semiconductor Equipment	100%

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.9%
Broadcom, Inc.	6.1%
Advanced Micro Devices, Inc.	2.0%
QUALCOMM, Inc.	1.8%
Texas Instruments, Inc.	1.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Semiconductor UltraSector ProFund

Investor Class

 SMPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Service Class

 SMPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$386	2.48%

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 76.60%and a volatility of 35.64%. The Index performance was driven by factors such as optimism about AI-related technologies, which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $208,716	S&P 500® Index $34,403	Dow Jones U.S. Semiconductors Index $125,870
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,955	$11,121	$10,307
Jul 16	$13,067	$11,745	$12,819
Jul 17	$18,969	$13,629	$16,928
Jul 18	$26,349	$15,843	$21,909
Jul 19	$27,531	$17,108	$23,684
Jul 20	$38,768	$19,153	$32,156
Jul 21	$71,258	$26,134	$50,421
Jul 22	$57,892	$24,921	$46,690
Jul 23	$98,776	$28,165	$71,273
Jul 24	$208,716	$34,403	$125,870

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$395,401,113
Number of Holdings*	40
Investment Advisory Fees	$1,764,794
Portfolio Turnover	189%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	111.30%	49.95%	35.51%
S&P 500® Index	22.15	15.00	13.15
Dow Jones U.S. Semiconductors Index	76.60	39.67	28.82

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	104%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones U.S. Semiconductors Index – Composition

Semiconductors & Semiconductor Equipment	100%

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.9%
Broadcom, Inc.	6.1%
Advanced Micro Devices, Inc.	2.0%
QUALCOMM, Inc.	1.8%
Texas Instruments, Inc.	1.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Semiconductor UltraSector ProFund

Service Class

 SMPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund)

Investor Class

 BITIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund) Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	1.17%

How did the Fund perform last year?

Short Bitcoin ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Galaxy Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin delivered strong performance during the reporting period, driven in part by anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended July 31, 2024, the Fund had a total return of -61.53%. For the same period, the Index had a total return of 123.91%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: June 21, 2022 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,853	S&P 500® Index $15,166	Bloomberg Galaxy Bitcoin Index $31,308	S&P CME Bitcoin Futures Index $27,316
Jun 22	$10,000	$10,000	$10,000	$10,000
Jul 22	$8,264	$10,986	$11,450	$11,473
Jul 23	$4,816	$12,416	$13,983	$13,767
Jul 24	$1,853	$15,166	$31,308	$27,316

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Effective March 15, 2024, the Fund’s benchmark changed from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index in connection with a change to the Fund's investment objective.

Fund Statistics

Net Assets	$301,350
Number of Holdings*	3
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	Since Inception
Fund NAV	(61.53)%	(55.03)%
S&P 500® Index	22.15	21.82
Bloomberg Galaxy Bitcoin Index	123.91	71.77
S&P CME Bitcoin Futures Index	98.42	61.02

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(98)%
Total	(98)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund) primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S.Government securities.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. Effective on or about March 15, 2024, the Investment Objective, Principal Investment Strategies and Principal Risks of the Fund changed. In the Fund’s Investment Objective, the Fund’s underlying index changed from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index. In the Principal Investment Strategies, disclosures related to the underlying index were revised and investments in swap agreements that provide exposure to bitcoin were added. Risks associated with these changes were included under Principal Risks of the Fund. Scheduled to become effective September 27, 2024, Short Bitcoin Strategy ProFund’s name will change to Short Bitcoin ProFund. For more complete information, you may review the Fund’s prospectus, as supplemented July 26, 2024, available at www.profunds.com or upon request at 888-776-3637.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund)

Investor Class

 BITIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Energy ProFund

Investor Class

 SNPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Energy ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $3,348	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,854	$11,121	$7,360
Jul 16	$11,679	$11,745	$7,372
Jul 17	$11,299	$13,629	$7,473
Jul 18	$9,139	$15,843	$8,957
Jul 19	$10,921	$17,108	$7,527
Jul 20	$13,071	$19,153	$4,696
Jul 21	$7,676	$26,134	$6,781
Jul 22	$4,109	$24,921	$11,283
Jul 23	$3,496	$28,165	$13,117
Jul 24	$3,348	$34,403	$14,458

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$500,859
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(4.24)%	(21.06)%	(10.36)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Energy Select Sector Index – Composition

Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Energy ProFund

Investor Class

 SNPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Energy ProFund

Service Class

 SNPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Energy ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.78%

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $3,029	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,720	$11,121	$7,360
Jul 16	$11,426	$11,745	$7,372
Jul 17	$10,945	$13,629	$7,473
Jul 18	$8,762	$15,843	$8,957
Jul 19	$10,373	$17,108	$7,527
Jul 20	$12,305	$19,153	$4,696
Jul 21	$7,160	$26,134	$6,781
Jul 22	$3,797	$24,921	$11,283
Jul 23	$3,197	$28,165	$13,117
Jul 24	$3,029	$34,403	$14,458

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$500,859
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(5.23)%	(21.82)%	(11.26)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Energy Select Sector Index – Composition

Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Energy ProFund

Service Class

 SNPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Investor Class

 SOPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.88%

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,249	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$7,992	$11,930
Jul 16	$7,192	$12,457
Jul 17	$5,635	$15,672
Jul 18	$4,471	$19,480
Jul 19	$4,006	$21,377
Jul 20	$2,511	$30,007
Jul 21	$1,717	$41,466
Jul 22	$1,779	$36,158
Jul 23	$1,458	$44,392
Jul 24	$1,249	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,964,361
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(14.36)%	(20.79)%	(18.78)%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Short Nasdaq-100 ProFund

Investor Class

 SOPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Service Class

 SOPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$266	2.88%

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,135	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$7,928	$11,930
Jul 16	$7,075	$12,457
Jul 17	$5,490	$15,672
Jul 18	$4,312	$19,480
Jul 19	$3,829	$21,377
Jul 20	$2,377	$30,007
Jul 21	$1,610	$41,466
Jul 22	$1,647	$36,158
Jul 23	$1,339	$44,392
Jul 24	$1,135	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,964,361
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(15.21)%	(21.59)%	(19.56)%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Short Nasdaq-100 ProFund

Service Class

 SOPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Investor Class

 SPPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Precious Metals ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.78%

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 21.81% and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,970	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,733	$11,121	$4,756
Jul 16	$5,938	$11,745	$10,740
Jul 17	$6,803	$13,629	$8,096
Jul 18	$7,239	$15,843	$7,329
Jul 19	$5,557	$17,108	$8,976
Jul 20	$2,477	$19,153	$16,219
Jul 21	$2,528	$26,134	$13,757
Jul 22	$2,974	$24,921	$10,428
Jul 23	$2,393	$28,165	$12,274
Jul 24	$1,970	$34,403	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,409,180
Number of Holdings*	6
Investment Advisory Fees	$12,117
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(17.68)%	(18.73)%	(14.99)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Precious Metals Index – Composition

Gold	92%
Silver	6%
Precious Metals & Minerals	2%

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious MetalsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Short Precious Metals ProFund

Investor Class

 SPPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Service Class

 SPPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Precious Metals ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$252	2.78%

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 21.81% and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,781	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,552	$11,121	$4,756
Jul 16	$5,807	$11,745	$10,740
Jul 17	$6,589	$13,629	$8,096
Jul 18	$6,942	$15,843	$7,329
Jul 19	$5,275	$17,108	$8,976
Jul 20	$2,329	$19,153	$16,219
Jul 21	$2,349	$26,134	$13,757
Jul 22	$2,733	$24,921	$10,428
Jul 23	$2,183	$28,165	$12,274
Jul 24	$1,781	$34,403	$14,951

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,409,180
Number of Holdings*	6
Investment Advisory Fees	$12,117
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(18.40)%	(19.52)%	(15.85)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Precious Metals Index – Composition

Gold	92%
Silver	6%
Precious Metals & Minerals	2%

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious MetalsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Short Precious Metals ProFund

Service Class

 SPPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Investor Class

 SRPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Real Estate ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $3,884	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,855	$11,121	$11,118
Jul 16	$7,062	$11,745	$13,313
Jul 17	$6,954	$13,629	$13,036
Jul 18	$6,584	$15,843	$13,676
Jul 19	$5,809	$17,108	$16,078
Jul 20	$5,160	$19,153	$16,104
Jul 21	$3,691	$26,134	$21,386
Jul 22	$3,650	$24,921	$21,036
Jul 23	$4,119	$28,165	$18,813
Jul 24	$3,884	$34,403	$21,038

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,159,076
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(5.70)%	(7.73)%	(9.02)%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Real Estate Select Sector Index – Composition

Specialized REITs	44%
Retail REITs	13%
Residential REITs	12%
Health Care REITs	12%
Industrial REITs	11%
Other	8%

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Real Estate ProFund

Investor Class

 SRPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Service Class

 SRPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Real Estate ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$269	2.78%

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $3,519	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,781	$11,121	$11,118
Jul 16	$6,937	$11,745	$13,313
Jul 17	$6,759	$13,629	$13,036
Jul 18	$6,337	$15,843	$13,676
Jul 19	$5,540	$17,108	$16,078
Jul 20	$4,873	$19,153	$16,104
Jul 21	$3,452	$26,134	$21,386
Jul 22	$3,375	$24,921	$21,036
Jul 23	$3,769	$28,165	$18,813
Jul 24	$3,519	$34,403	$21,038

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,159,076
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(6.63)%	(8.68)%	(9.92)%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Real Estate Select Sector Index – Composition

Specialized REITs	44%
Retail REITs	13%
Residential REITs	12%
Health Care REITs	12%
Industrial REITs	11%
Other	8%

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Real Estate ProFund

Service Class

 SRPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Investor Class

 SHPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Small-Cap ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$170	1.78%

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $2,695	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,515	$11,128	$11,203
Jul 16	$8,019	$11,623	$11,203
Jul 17	$6,543	$13,498	$13,270
Jul 18	$5,426	$15,711	$15,756
Jul 19	$5,605	$16,819	$15,060
Jul 20	$4,928	$18,657	$14,369
Jul 21	$2,995	$25,882	$21,836
Jul 22	$3,198	$23,979	$18,715
Jul 23	$2,977	$27,013	$20,195
Jul 24	$2,695	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$648,217
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(9.45)%	(13.62)%	(12.29)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Short Small-Cap ProFund

Investor Class

 SHPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Service Class

 SHPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Short Small-Cap ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$264	2.78%

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $2,435	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,438	$11,128	$11,203
Jul 16	$7,863	$11,623	$11,203
Jul 17	$6,352	$13,498	$13,270
Jul 18	$5,214	$15,711	$15,756
Jul 19	$5,332	$16,819	$15,060
Jul 20	$4,638	$18,657	$14,369
Jul 21	$2,789	$25,882	$21,836
Jul 22	$2,941	$23,979	$18,715
Jul 23	$2,717	$27,013	$20,195
Jul 24	$2,435	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$648,217
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(10.39)%	(14.51)%	(13.18)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Short Small-Cap ProFund

Service Class

 SHPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Investor Class

 SGPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Small-Cap Growth ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$192	1.78%

How did the Fund perform last year?

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index") The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 18.30% and a volatility of 15.34%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $23,285	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Growth Index $27,946
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,560	$11,125	$11,779
Jul 16	$11,700	$11,749	$12,164
Jul 17	$13,628	$13,629	$14,414
Jul 18	$16,796	$15,854	$18,093
Jul 19	$15,699	$16,970	$17,223
Jul 20	$15,164	$18,735	$16,951
Jul 21	$22,237	$25,765	$25,275
Jul 22	$19,563	$24,543	$22,700
Jul 23	$20,029	$27,656	$23,624
Jul 24	$23,285	$33,623	$27,946

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,771,325
Number of Holdings*	347
Investment Advisory Fees	$20,485
Portfolio Turnover	251%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	16.26%	8.20%	8.82%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Growth Index	18.30	10.16	10.82

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P SmallCap 600® Growth Index – Composition

Industrials	18%
Consumer Discretionary	16%
Information Technology	15%
Health Care	12%
Financials	11%
Other	28%

Largest Equity Holdings

Company	% of Net Assets
ATI, Inc.	1.3%
Mueller Industries, Inc.	1.2%
Fabrinet	1.2%
SPS Commerce, Inc.	1.2%
The Ensign Group, Inc.	1.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P SmallCap 600® Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Growth ProFund

Investor Class

 SGPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Service Class

 SGPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Small-Cap Growth ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$299	2.78%

How did the Fund perform last year?

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index") The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 18.30% and a volatility of 15.34%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $21,071	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Growth Index $27,946
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,450	$11,125	$11,779
Jul 16	$11,472	$11,749	$12,164
Jul 17	$13,223	$13,629	$14,414
Jul 18	$16,135	$15,854	$18,093
Jul 19	$14,931	$16,970	$17,223
Jul 20	$14,280	$18,735	$16,951
Jul 21	$20,729	$25,765	$25,275
Jul 22	$18,058	$24,543	$22,700
Jul 23	$18,307	$27,656	$23,624
Jul 24	$21,071	$33,623	$27,946

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,771,325
Number of Holdings*	347
Investment Advisory Fees	$20,485
Portfolio Turnover	251%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	15.10%	7.13%	7.74%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Growth Index	18.30	10.16	10.82

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P SmallCap 600® Growth Index – Composition

Industrials	18%
Consumer Discretionary	16%
Information Technology	15%
Health Care	12%
Financials	11%
Other	28%

Largest Equity Holdings

Company	% of Net Assets
ATI, Inc.	1.3%
Mueller Industries, Inc.	1.2%
Fabrinet	1.2%
SPS Commerce, Inc.	1.2%
The Ensign Group, Inc.	1.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P SmallCap 600® Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Growth ProFund

Service Class

 SGPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Investor Class

 SLPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Small-Cap ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.78%

How did the Fund perform last year?

Small-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $18,578	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,950	$11,128	$11,203
Jul 16	$10,835	$11,623	$11,203
Jul 17	$12,531	$13,498	$13,270
Jul 18	$14,554	$15,711	$15,756
Jul 19	$13,661	$16,819	$15,060
Jul 20	$12,595	$18,657	$14,369
Jul 21	$18,753	$25,882	$21,836
Jul 22	$15,711	$23,979	$18,715
Jul 23	$16,589	$27,013	$20,195
Jul 24	$18,578	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,026,461
Number of Holdings*	1,987
Investment Advisory Fees	$8,862
Portfolio Turnover	641%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	11.99%	6.34%	6.39%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	7%
Swap Agreements	43%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Small-Cap ProFund

Investor Class

 SLPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Service Class

 SLPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Small-Cap ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$293	2.78%

How did the Fund perform last year?

Small-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $16,835	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,844	$11,128	$11,203
Jul 16	$10,625	$11,623	$11,203
Jul 17	$12,168	$13,498	$13,270
Jul 18	$14,000	$15,711	$15,756
Jul 19	$13,014	$16,819	$15,060
Jul 20	$11,876	$18,657	$14,369
Jul 21	$17,509	$25,882	$21,836
Jul 22	$14,524	$23,979	$18,715
Jul 23	$15,184	$27,013	$20,195
Jul 24	$16,835	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,026,461
Number of Holdings*	1,987
Investment Advisory Fees	$8,862
Portfolio Turnover	641%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	10.87%	5.28%	5.35%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	7%
Swap Agreements	43%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Small-Cap ProFund

Service Class

 SLPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Investor Class

 SVPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Small-Cap Value ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.82%

How did the Fund perform last year?

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 9.79% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $19,482	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Value Index $23,542
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,392	$11,125	$10,623
Jul 16	$11,056	$11,749	$11,573
Jul 17	$12,658	$13,629	$13,494
Jul 18	$15,015	$15,854	$16,290
Jul 19	$13,519	$16,970	$14,909
Jul 20	$11,147	$18,735	$12,477
Jul 21	$18,133	$25,765	$20,645
Jul 22	$17,417	$24,543	$20,179
Jul 23	$18,093	$27,656	$21,443
Jul 24	$19,482	$33,623	$23,542

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$52,224,687
Number of Holdings*	470
Investment Advisory Fees	$15,084
Portfolio Turnover	915%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	7.68%	7.58%	6.90%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Value Index	9.79	9.57	8.94

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P SmallCap 600® Value Index – Composition

Financials	28%
Industrials	17%
Consumer Discretionary	12%
Real Estate	9%
Health Care	9%
Information Technology	9%
Other	16%

Largest Equity Holdings

Company	% of Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.0%
Jackson Financial, Inc.	0.9%
Mr. Cooper Group, Inc.	0.9%
Lincoln National Corp.	0.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P SmallCap 600® Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Value ProFund

Investor Class

 SVPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Service Class

 SVPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Small-Cap Value ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$291	2.82%

How did the Fund perform last year?

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 9.79% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $17,634	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Value Index $23,542
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,288	$11,125	$10,623
Jul 16	$10,840	$11,749	$11,573
Jul 17	$12,287	$13,629	$13,494
Jul 18	$14,431	$15,854	$16,290
Jul 19	$12,867	$16,970	$14,909
Jul 20	$10,504	$18,735	$12,477
Jul 21	$16,919	$25,765	$20,645
Jul 22	$16,090	$24,543	$20,179
Jul 23	$16,545	$27,656	$21,443
Jul 24	$17,634	$33,623	$23,542

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$52,224,687
Number of Holdings*	470
Investment Advisory Fees	$15,084
Portfolio Turnover	915%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	6.58%	6.51%	5.84%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Value Index	9.79	9.57	8.94

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P SmallCap 600® Value Index – Composition

Financials	28%
Industrials	17%
Consumer Discretionary	12%
Real Estate	9%
Health Care	9%
Information Technology	9%
Other	16%

Largest Equity Holdings

Company	% of Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.0%
Jackson Financial, Inc.	0.9%
Mr. Cooper Group, Inc.	0.9%
Lincoln National Corp.	0.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P SmallCap 600® Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Value ProFund

Service Class

 SVPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Investor Class

 TEPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Technology UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.52%

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 23.74%and a volatility of 19.34%. The Index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $94,448	S&P Total Market Index $32,489	S&P Technology Select Sector Index $64,930	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,345	$11,116	$11,132	$11,121
Jul 16	$12,369	$11,607	$12,413	$11,745
Jul 17	$17,550	$13,481	$15,568	$13,629
Jul 18	$24,334	$15,697	$19,616	$15,843
Jul 19	$28,398	$16,781	$22,710	$17,108
Jul 20	$43,308	$18,593	$31,546	$19,153
Jul 21	$73,281	$25,831	$44,253	$26,134
Jul 22	$56,648	$23,821	$41,981	$24,921
Jul 23	$72,919	$26,827	$52,474	$28,165
Jul 24	$94,448	$32,489	$64,930	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$90,797,596
Number of Holdings*	73
Investment Advisory Fees	$585,822
Portfolio Turnover	116%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	29.53%	27.17%	25.18%
S&P Total Market Index	21.10	14.13	12.51
S&P Technology Select Sector Index	23.74	23.38	20.57
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Technology Select Sector Index – Composition

Software & Services	45%
Semiconductors & Semiconductor Equipment	42%
Technology Hardware & Equipment	13%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	18.1%
NVIDIA Corp.	16.7%
Apple, Inc.	4.1%
Broadcom, Inc.	3.6%
Salesforce, Inc.	2.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Technology UltraSector ProFund

Investor Class

 TEPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Service Class

 TEPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Technology UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.52%

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 23.74%and a volatility of 19.34%. The Index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $85,448	S&P Total Market Index $32,489	S&P Technology Select Sector Index $64,930	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,233	$11,116	$11,132	$11,121
Jul 16	$12,127	$11,607	$12,413	$11,745
Jul 17	$17,036	$13,481	$15,568	$13,629
Jul 18	$23,384	$15,697	$19,616	$15,843
Jul 19	$27,015	$16,781	$22,710	$17,108
Jul 20	$40,784	$18,593	$31,546	$19,153
Jul 21	$68,343	$25,831	$44,253	$26,134
Jul 22	$52,295	$23,821	$41,981	$24,921
Jul 23	$66,650	$26,827	$52,474	$28,165
Jul 24	$85,448	$32,489	$64,930	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$90,797,596
Number of Holdings*	73
Investment Advisory Fees	$585,822
Portfolio Turnover	116%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	28.20%	25.90%	23.93%
S&P Total Market Index	21.10	14.13	12.51
S&P Technology Select Sector Index	23.74	23.38	20.57
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Technology Select Sector Index – Composition

Software & Services	45%
Semiconductors & Semiconductor Equipment	42%
Technology Hardware & Equipment	13%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	18.1%
NVIDIA Corp.	16.7%
Apple, Inc.	4.1%
Broadcom, Inc.	3.6%
Salesforce, Inc.	2.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Technology UltraSector ProFund

Service Class

 TEPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Investor Class

 GVPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the U.S. Government Plus ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$166	1.71%

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -1.88% and a volatility of 16.24%. Long Bond returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $8,282	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,196	$10,332	$11,152
Jul 16	$13,683	$10,926	$13,246
Jul 17	$11,519	$10,648	$11,642
Jul 18	$11,177	$10,516	$11,530
Jul 19	$13,025	$11,314	$13,231
Jul 20	$18,688	$12,654	$18,101
Jul 21	$15,050	$12,271	$15,410
Jul 22	$11,022	$11,235	$12,203
Jul 23	$8,787	$10,759	$10,453
Jul 24	$8,282	$11,203	$10,257

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 30 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 30 Year Total Return Index.

Fund Statistics

Net Assets	$14,528,157
Number of Holdings*	6
Investment Advisory Fees	$25,339
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(5.75)%	(8.66)%	(1.87)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	123%
Total	123%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

Investor Class

 GVPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Service Class

 GVPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the U.S. Government Plus ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$262	2.71%

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -1.88% and a volatility of 16.24%. Long Bond returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $7,501	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,099	$10,332	$11,152
Jul 16	$13,432	$10,926	$13,246
Jul 17	$11,191	$10,648	$11,642
Jul 18	$10,748	$10,516	$11,530
Jul 19	$12,394	$11,314	$13,231
Jul 20	$17,612	$12,654	$18,101
Jul 21	$14,039	$12,271	$15,410
Jul 22	$10,180	$11,235	$12,203
Jul 23	$8,028	$10,759	$10,453
Jul 24	$7,501	$11,203	$10,257

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 30 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 30 Year Total Return Index.

Fund Statistics

Net Assets	$14,528,157
Number of Holdings*	6
Investment Advisory Fees	$25,339
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(6.56)%	(9.55)%	(2.83)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	123%
Total	123%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

Service Class

 GVPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBear ProFund

Investor Class

 URPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraBear ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.78%

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $443	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$7,671	$11,121
Jul 16	$6,259	$11,745
Jul 17	$4,576	$13,629
Jul 18	$3,320	$15,843
Jul 19	$2,793	$17,108
Jul 20	$1,587	$19,153
Jul 21	$783	$26,134
Jul 22	$757	$24,921
Jul 23	$595	$28,165
Jul 24	$443	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,157,684
Number of Holdings*	6
Investment Advisory Fees	$62,550
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(25.54)%	(30.80)%	(26.78)%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBear ProFund

Investor Class

 URPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBear ProFund

Service Class

 URPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraBear ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$242	2.78%

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $404	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$7,580	$11,121
Jul 16	$6,134	$11,745
Jul 17	$4,443	$13,629
Jul 18	$3,192	$15,843
Jul 19	$2,658	$17,108
Jul 20	$1,493	$19,153
Jul 21	$731	$26,134
Jul 22	$698	$24,921
Jul 23	$548	$28,165
Jul 24	$404	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,157,684
Number of Holdings*	6
Investment Advisory Fees	$62,550
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(26.25)%	(31.40)%	(27.45)%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBear ProFund

Service Class

 URPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBull ProFund

Investor Class

 ULPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraBull ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.49%

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 22.15%and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $57,268	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$11,895	$11,121
Jul 16	$12,571	$11,745
Jul 17	$16,321	$13,629
Jul 18	$20,866	$15,843
Jul 19	$22,648	$17,108
Jul 20	$24,115	$19,153
Jul 21	$42,791	$26,134
Jul 22	$36,392	$24,921
Jul 23	$42,054	$28,165
Jul 24	$57,268	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$145,291,653
Number of Holdings*	510
Investment Advisory Fees	$917,898
Portfolio Turnover	217%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	36.18%	20.39%	19.07%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	12%
Swap Agreements	116%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBull ProFund

Investor Class

 ULPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBull ProFund

Service Class

 ULPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraBull ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$292	2.49%

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 22.15%and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $51,826	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$11,779	$11,121
Jul 16	$12,326	$11,745
Jul 17	$15,844	$13,629
Jul 18	$20,055	$15,843
Jul 19	$21,551	$17,108
Jul 20	$22,714	$19,153
Jul 21	$39,904	$26,134
Jul 22	$33,599	$24,921
Jul 23	$38,441	$28,165
Jul 24	$51,826	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$145,291,653
Number of Holdings*	510
Investment Advisory Fees	$917,898
Portfolio Turnover	217%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	34.82%	19.18%	17.88%
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	12%
Swap Agreements	116%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Information Technology	31%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBull ProFund

Service Class

 ULPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraChina ProFund

Investor Class

 UGPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraChina ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.77%

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -18.78%and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,502	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,664	$10,453	$9,648
Jul 16	$6,804	$10,532	$9,000
Jul 17	$12,118	$12,388	$12,362
Jul 18	$13,230	$13,900	$13,432
Jul 19	$8,493	$14,434	$11,397
Jul 20	$12,883	$15,556	$14,995
Jul 21	$8,782	$20,914	$13,206
Jul 22	$2,553	$19,229	$8,432
Jul 23	$2,661	$21,924	$9,859
Jul 24	$1,502	$26,048	$8,007

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$17,468,244
Number of Holdings*	47
Investment Advisory Fees	$169,781
Portfolio Turnover	159%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(43.56)%	(29.28)%	(17.27)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	114%
Total	201%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P® China Select ADR Index (USD) – Composition

Consumer Discretionary	67%
Communication Services	17%
Health Care	5%
Industrials	5%
Real Estate	4%
Other	2%

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	19.0%
PDD Holdings, Inc.	15.7%
JD.com, Inc.	4.4%
NetEase, Inc.	4.2%
Li Auto, Inc.	3.8%

Country Composition

China	100%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraChina ProFund

Investor Class

 UGPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraChina ProFund

Service Class

 UGPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraChina ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$216	2.77%

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -18.78%and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,358	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,577	$10,453	$9,648
Jul 16	$6,675	$10,532	$9,000
Jul 17	$11,769	$12,388	$12,362
Jul 18	$12,722	$13,900	$13,432
Jul 19	$8,078	$14,434	$11,397
Jul 20	$12,129	$15,556	$14,995
Jul 21	$8,189	$20,914	$13,206
Jul 22	$2,361	$19,229	$8,432
Jul 23	$2,431	$21,924	$9,859
Jul 24	$1,358	$26,048	$8,007

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$17,468,244
Number of Holdings*	47
Investment Advisory Fees	$169,781
Portfolio Turnover	159%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(44.14)%	(30.00)%	(18.10)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	114%
Total	201%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P® China Select ADR Index (USD) – Composition

Consumer Discretionary	67%
Communication Services	17%
Health Care	5%
Industrials	5%
Real Estate	4%
Other	2%

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	19.0%
PDD Holdings, Inc.	15.7%
JD.com, Inc.	4.4%
NetEase, Inc.	4.2%
Li Auto, Inc.	3.8%

Country Composition

China	100%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraChina ProFund

Service Class

 UGPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Investor Class

 UDPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraDow 30 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.57%

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $46,371	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,466	$11,121	$10,934
Jul 16	$12,442	$11,745	$11,700
Jul 17	$17,748	$13,629	$14,253
Jul 18	$23,592	$15,843	$16,925
Jul 19	$25,707	$17,108	$18,316
Jul 20	$21,813	$19,153	$18,467
Jul 21	$37,862	$26,134	$24,892
Jul 22	$32,914	$24,921	$23,863
Jul 23	$36,816	$28,165	$26,397
Jul 24	$46,371	$34,403	$30,943

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$39,404,831
Number of Holdings*	36
Investment Advisory Fees	$243,099
Portfolio Turnover	28%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	25.95%	12.52%	16.58%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	11%
Swap Agreements	124%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Industrial Average® – Composition

Financials	23%
Health Care	19%
Information Technology	19%
Consumer Discretionary	14%
Industrials	14%
Other	11%

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.0%
The Goldman Sachs Group, Inc.	5.3%
Microsoft Corp.	4.4%
The Home Depot, Inc.	3.8%
Caterpillar, Inc.	3.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraDow 30 ProFund

Investor Class

 UDPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Service Class

 UDPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraDow 30 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.56%

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $41,999	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,352	$11,121	$10,934
Jul 16	$12,195	$11,745	$11,700
Jul 17	$17,229	$13,629	$14,253
Jul 18	$22,674	$15,843	$16,925
Jul 19	$24,460	$17,108	$18,316
Jul 20	$20,559	$19,153	$18,467
Jul 21	$35,330	$26,134	$24,892
Jul 22	$30,405	$24,921	$23,863
Jul 23	$33,675	$28,165	$26,397
Jul 24	$41,999	$34,403	$30,943

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$39,404,831
Number of Holdings*	36
Investment Advisory Fees	$243,099
Portfolio Turnover	28%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	24.72%	11.42%	15.43%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	11%
Swap Agreements	124%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Industrial Average® – Composition

Financials	23%
Health Care	19%
Information Technology	19%
Consumer Discretionary	14%
Industrials	14%
Other	11%

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.0%
The Goldman Sachs Group, Inc.	5.3%
Microsoft Corp.	4.4%
The Home Depot, Inc.	3.8%
Caterpillar, Inc.	3.6%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraDow 30 ProFund

Service Class

 UDPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Investor Class

 UUPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraEmerging Markets ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $7,891	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$6,339	$10,453	$8,204
Jul 16	$6,204	$10,532	$8,455
Jul 17	$9,745	$12,388	$10,874
Jul 18	$9,986	$13,900	$11,376
Jul 19	$8,219	$14,434	$10,779
Jul 20	$9,911	$15,556	$12,684
Jul 21	$12,688	$20,914	$14,942
Jul 22	$6,656	$19,229	$11,495
Jul 23	$7,854	$21,924	$13,305
Jul 24	$7,891	$26,048	$14,071

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,501,478
Number of Holdings*	56
Investment Advisory Fees	$33,620
Portfolio Turnover	163%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	0.47%	(0.81)%	(2.34)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P® Emerging 50 ADR Index (USD) – Composition

Information Technology	28%
Consumer Discretionary	24%
Financials	20%
Communication Services	8%
Materials	7%
Other	13%

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	8.3%
HDFC Bank, Ltd.	6.3%
PDD Holdings, Inc.	5.2%
Infosys, Ltd.	4.6%

Country Composition

China	31%
Taiwan	23%
India	20%
Brazil	13%
Other	13%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraEmerging Markets ProFund

Investor Class

 UUPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Service Class

 UUPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraEmerging Markets ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.78%

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $7,132	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$6,274	$10,453	$8,204
Jul 16	$6,069	$10,532	$8,455
Jul 17	$9,448	$12,388	$10,874
Jul 18	$9,582	$13,900	$11,376
Jul 19	$7,805	$14,434	$10,779
Jul 20	$9,320	$15,556	$12,684
Jul 21	$11,817	$20,914	$14,942
Jul 22	$6,138	$19,229	$11,495
Jul 23	$7,166	$21,924	$13,305
Jul 24	$7,132	$26,048	$14,071

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,501,478
Number of Holdings*	56
Investment Advisory Fees	$33,620
Portfolio Turnover	163%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(0.48)%	(1.79)%	(3.32)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P® Emerging 50 ADR Index (USD) – Composition

Information Technology	28%
Consumer Discretionary	24%
Financials	20%
Communication Services	8%
Materials	7%
Other	13%

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	8.3%
HDFC Bank, Ltd.	6.3%
PDD Holdings, Inc.	5.2%
Infosys, Ltd.	4.6%

Country Composition

China	31%
Taiwan	23%
India	20%
Brazil	13%
Other	13%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraEmerging Markets ProFund

Service Class

 UUPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Investor Class

 UNPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraInternational ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$188	1.78%

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21%and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $11,206	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$9,446	$9,972
Jul 16	$7,366	$9,221
Jul 17	$9,771	$10,860
Jul 18	$10,280	$11,555
Jul 19	$8,903	$11,254
Jul 20	$7,520	$11,066
Jul 21	$12,149	$14,420
Jul 22	$8,406	$12,356
Jul 23	$10,063	$14,431
Jul 24	$11,206	$16,048

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,756,394
Number of Holdings*	6
Investment Advisory Fees	$11,076
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	11.36%	4.71%	1.14%
MSCI EAFE Index	11.21	7.36	4.84

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

MSCI EAFE Index – Composition

Financials	20%
Industrials	17%
Health Care	14%
Consumer Discretionary	11%
Information Technology	9%
Consumer Staples	9%
Other	20%

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

Japan	23%
United Kingdom	15%
France	11%
Switzerland	10%
Other	41%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraInternational ProFund

Investor Class

 UNPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Service Class

 UNPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraInternational ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$292	2.78%

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21%and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $10,140	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$9,349	$9,972
Jul 16	$7,214	$9,221
Jul 17	$9,483	$10,860
Jul 18	$9,872	$11,555
Jul 19	$8,467	$11,254
Jul 20	$7,080	$11,066
Jul 21	$11,344	$14,420
Jul 22	$7,768	$12,356
Jul 23	$9,221	$14,431
Jul 24	$10,140	$16,048

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,756,394
Number of Holdings*	6
Investment Advisory Fees	$11,076
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	9.96%	3.67%	0.14%
MSCI EAFE Index	11.21	7.36	4.84

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

MSCI EAFE Index – Composition

Financials	20%
Industrials	17%
Health Care	14%
Consumer Discretionary	11%
Information Technology	9%
Consumer Staples	9%
Other	20%

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

Japan	23%
United Kingdom	15%
France	11%
Switzerland	10%
Other	41%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraInternational ProFund

Service Class

 UNPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Investor Class

 UJPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraJapan ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$209	1.76%

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index has a total return of 13.37%, as measured in unhedged U.S. dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.39%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $43,620	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$16,385	$10,453	$13,397	$11,120
Jul 16	$9,297	$10,532	$10,989	$11,026
Jul 17	$13,492	$12,388	$13,466	$12,532
Jul 18	$17,005	$13,900	$15,537	$14,273
Jul 19	$15,178	$14,434	$15,145	$14,344
Jul 20	$14,442	$15,556	$15,604	$15,176
Jul 21	$22,035	$20,914	$19,928	$18,672
Jul 22	$22,024	$19,229	$20,708	$15,933
Jul 23	$31,698	$21,924	$25,269	$18,289
Jul 24	$43,620	$26,048	$30,338	$20,735

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$24,333,194
Number of Holdings*	6
Investment Advisory Fees	$226,885
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	37.61%	23.51%	15.87%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nikkei 225 Stock Average – Composition

Information Technology	25%
Consumer Discretionary	21%
Industrials	18%
Health Care	10%
Communication Services	10%
Other	16%

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraJapan ProFund

Investor Class

 UJPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Service Class

 UJPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraJapan ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$323	2.73%

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index has a total return of 13.37%, as measured in unhedged U.S. dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.39%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $39,604	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$16,225	$10,453	$13,397	$11,120
Jul 16	$9,125	$10,532	$10,989	$11,026
Jul 17	$13,120	$12,388	$13,466	$12,532
Jul 18	$16,377	$13,900	$15,537	$14,273
Jul 19	$14,473	$14,434	$15,145	$14,344
Jul 20	$13,634	$15,556	$15,604	$15,176
Jul 21	$20,599	$20,914	$19,928	$18,672
Jul 22	$20,385	$19,229	$20,708	$15,933
Jul 23	$29,054	$21,924	$25,269	$18,289
Jul 24	$39,604	$26,048	$30,338	$20,735

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$24,333,194
Number of Holdings*	6
Investment Advisory Fees	$226,885
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	36.31%	22.30%	14.76%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nikkei 225 Stock Average – Composition

Information Technology	25%
Consumer Discretionary	21%
Industrials	18%
Health Care	10%
Communication Services	10%
Other	16%

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraJapan ProFund

Service Class

 UJPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Investor Class

 UBPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraLatin America ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.84%

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -6.34%and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $2,616	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$4,076	$10,453	$6,683
Jul 16	$3,797	$10,532	$6,918
Jul 17	$5,112	$12,388	$8,449
Jul 18	$4,795	$13,900	$8,517
Jul 19	$4,626	$14,434	$8,848
Jul 20	$1,560	$15,556	$6,020
Jul 21	$2,821	$20,914	$8,538
Jul 22	$2,301	$19,229	$8,094
Jul 23	$3,329	$21,924	$10,418
Jul 24	$2,616	$26,048	$9,758

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,288,277
Number of Holdings*	41
Investment Advisory Fees	$65,766
Portfolio Turnover	111%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(21.41)%	(10.77)%	(12.55)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	116%
Total	199%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P® Latin America 35 ADR Index (USD) – Composition

Energy	23%
Materials	21%
Financials	19%
Consumer Staples	13%
Industrials	9%
Other	15%

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	14.6%
Vale S.A.	10.1%
Itau Unibanco Holding S.A.	7.5%
Fomento Economico Mexicano S.A.B. de C.V.	5.2%
America Movil S.A.B. de C.V.	3.7%

Country Composition

Brazil	65%
Mexico	23%
Chile	5%
Argentina	3%
Other	4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraLatin America ProFund

Investor Class

 UBPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Service Class

 UBPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraLatin America ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$253	2.84%

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -6.34%and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $2,378	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$4,046	$10,453	$6,683
Jul 16	$3,729	$10,532	$6,918
Jul 17	$4,968	$12,388	$8,449
Jul 18	$4,614	$13,900	$8,517
Jul 19	$4,406	$14,434	$8,848
Jul 20	$1,472	$15,556	$6,020
Jul 21	$2,634	$20,914	$8,538
Jul 22	$2,125	$19,229	$8,094
Jul 23	$3,053	$21,924	$10,418
Jul 24	$2,378	$26,048	$9,758

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,288,277
Number of Holdings*	41
Investment Advisory Fees	$65,766
Portfolio Turnover	111%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(22.11)%	(11.61)%	(13.38)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	116%
Total	199%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P® Latin America 35 ADR Index (USD) – Composition

Energy	23%
Materials	21%
Financials	19%
Consumer Staples	13%
Industrials	9%
Other	15%

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	14.6%
Vale S.A.	10.1%
Itau Unibanco Holding S.A.	7.5%
Fomento Economico Mexicano S.A.B. de C.V.	5.2%
America Movil S.A.B. de C.V.	3.7%

Country Composition

Brazil	65%
Mexico	23%
Chile	5%
Argentina	3%
Other	4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraLatin America ProFund

Service Class

 UBPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Investor Class

 UMPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraMid-Cap ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.57%

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 16.53%. The Index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $30,906	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,926	$11,125	$11,130
Jul 16	$12,536	$11,749	$11,746
Jul 17	$15,824	$13,629	$13,471
Jul 18	$19,583	$15,854	$15,424
Jul 19	$18,482	$16,970	$15,546
Jul 20	$14,002	$18,735	$14,996
Jul 21	$28,485	$25,765	$22,042
Jul 22	$23,480	$24,543	$20,785
Jul 23	$25,690	$27,656	$22,962
Jul 24	$30,906	$33,623	$26,499

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$47,766,134
Number of Holdings*	407
Investment Advisory Fees	$279,174
Portfolio Turnover	63%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	20.30%	10.83%	11.94%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	15%
Swap Agreements	123%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® – Composition

Industrials	22%
Financials	17%
Consumer Discretionary	15%
Health Care	10%
Information Technology	9%
Other	27%

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.4%
Williams-Sonoma, Inc.	0.4%
Illumina, Inc.	0.4%
Lennox International, Inc.	0.4%
Pure Storage, Inc.	0.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraMid-Cap ProFund

Investor Class

 UMPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Service Class

 UMPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraMid-Cap ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$282	2.57%

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 16.53%. The Index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $27,985	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,807	$11,125	$11,130
Jul 16	$12,290	$11,749	$11,746
Jul 17	$15,366	$13,629	$13,471
Jul 18	$18,828	$15,854	$15,424
Jul 19	$17,583	$16,970	$15,546
Jul 20	$13,189	$18,735	$14,996
Jul 21	$26,571	$25,765	$22,042
Jul 22	$21,681	$24,543	$20,785
Jul 23	$23,488	$27,656	$22,962
Jul 24	$27,985	$33,623	$26,499

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$47,766,134
Number of Holdings*	407
Investment Advisory Fees	$279,174
Portfolio Turnover	63%

* No. of Holdings excludes derivatives and collateral for securities loaned.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	19.15%	9.74%	10.84%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	15%
Swap Agreements	123%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® – Composition

Industrials	22%
Financials	17%
Consumer Discretionary	15%
Health Care	10%
Information Technology	9%
Other	27%

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.4%
Williams-Sonoma, Inc.	0.4%
Illumina, Inc.	0.4%
Lennox International, Inc.	0.4%
Pure Storage, Inc.	0.4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraMid-Cap ProFund

Service Class

 UMPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Investor Class

 UOPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.50%

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31,2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $122,089	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$13,597	$11,930
Jul 16	$13,868	$12,457
Jul 17	$21,004	$15,672
Jul 18	$30,266	$19,480
Jul 19	$33,116	$21,377
Jul 20	$55,508	$30,007
Jul 21	$97,971	$41,466
Jul 22	$66,708	$36,158
Jul 23	$88,448	$44,392
Jul 24	$122,089	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$961,692,430
Number of Holdings*	107
Investment Advisory Fees	$6,468,904
Portfolio Turnover	22%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	38.03%	29.82%	28.43%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	5%
Swap Agreements	120%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraNasdaq-100 ProFund

Investor Class

 UOPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Service Class

 UOPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$296	2.50%

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31,2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $110,455	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$13,463	$11,930
Jul 16	$13,594	$12,457
Jul 17	$20,384	$15,672
Jul 18	$29,078	$19,480
Jul 19	$31,499	$21,377
Jul 20	$52,272	$30,007
Jul 21	$91,361	$41,466
Jul 22	$61,581	$36,158
Jul 23	$80,823	$44,392
Jul 24	$110,455	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$961,692,430
Number of Holdings*	107
Investment Advisory Fees	$6,468,904
Portfolio Turnover	22%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	36.66%	28.52%	27.15%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	5%
Swap Agreements	120%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraNasdaq-100 ProFund

Service Class

 UOPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Investor Class

 UHPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort China ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$209	1.78%

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -18.78% and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $518	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,880	$10,453	$9,648
Jul 16	$7,912	$10,532	$9,000
Jul 17	$3,810	$12,388	$12,362
Jul 18	$2,870	$13,900	$13,432
Jul 19	$3,317	$14,434	$11,397
Jul 20	$1,422	$15,556	$14,995
Jul 21	$1,259	$20,914	$13,206
Jul 22	$894	$19,229	$8,432
Jul 23	$385	$21,924	$9,859
Jul 24	$518	$26,048	$8,007

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$987,197
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	34.30%	(31.03)%	(25.63)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P® China Select ADR Index (USD) – Composition

Consumer Discretionary	67%
Communication Services	17%
Health Care	5%
Industrials	5%
Real Estate	4%
Other	2%

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

China	100%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort China ProFund

Investor Class

 UHPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Service Class

 UHPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort China ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$318	2.73%

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -18.78% and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $472	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,795	$10,453	$9,648
Jul 16	$7,758	$10,532	$9,000
Jul 17	$3,699	$12,388	$12,362
Jul 18	$2,759	$13,900	$13,432
Jul 19	$3,156	$14,434	$11,397
Jul 20	$1,341	$15,556	$14,995
Jul 21	$1,173	$20,914	$13,206
Jul 22	$826	$19,229	$8,432
Jul 23	$355	$21,924	$9,859
Jul 24	$472	$26,048	$8,007

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$987,197
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	32.77%	(31.63)%	(26.32)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P® China Select ADR Index (USD) – Composition

Consumer Discretionary	67%
Communication Services	17%
Health Care	5%
Industrials	5%
Real Estate	4%
Other	2%

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

China	100%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort China ProFund

Service Class

 UHPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Investor Class

 UWPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.78%

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $560	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,885	$11,121	$10,934
Jul 16	$6,282	$11,745	$11,700
Jul 17	$4,171	$13,629	$14,253
Jul 18	$2,872	$15,843	$16,925
Jul 19	$2,410	$17,108	$18,316
Jul 20	$1,610	$19,153	$18,467
Jul 21	$822	$26,134	$24,892
Jul 22	$819	$24,921	$23,863
Jul 23	$687	$28,165	$26,397
Jul 24	$560	$34,403	$30,943

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,958,528
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(18.44)%	(25.31)%	(25.04)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Industrial Average® – Composition

Financials	23%
Health Care	19%
Information Technology	19%
Consumer Discretionary	14%
Industrials	14%
Other	11%

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraShort Dow 30 ProFund

Investor Class

 UWPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Service Class

 UWPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$251	2.78%

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $508	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,805	$11,121	$10,934
Jul 16	$6,159	$11,745	$11,700
Jul 17	$4,045	$13,629	$14,253
Jul 18	$2,757	$15,843	$16,925
Jul 19	$2,291	$17,108	$18,316
Jul 20	$1,514	$19,153	$18,467
Jul 21	$766	$26,134	$24,892
Jul 22	$755	$24,921	$23,863
Jul 23	$629	$28,165	$26,397
Jul 24	$508	$34,403	$30,943

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,958,528
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(19.23)%	(26.01)%	(25.77)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Industrial Average® – Composition

Financials	23%
Health Care	19%
Information Technology	19%
Consumer Discretionary	14%
Industrials	14%
Other	11%

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraShort Dow 30 ProFund

Service Class

 UWPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Investor Class

 UVPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.78%

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,169	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,014	$10,453	$8,204
Jul 16	$10,103	$10,532	$8,455
Jul 17	$5,625	$12,388	$10,874
Jul 18	$4,763	$13,900	$11,376
Jul 19	$4,900	$14,434	$10,779
Jul 20	$2,566	$15,556	$12,684
Jul 21	$1,507	$20,914	$14,942
Jul 22	$1,880	$19,229	$11,495
Jul 23	$1,275	$21,924	$13,305
Jul 24	$1,169	$26,048	$14,071

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$361,860
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(8.31)%	(24.92)%	(19.32)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P® Emerging 50 ADR Index (USD) – Composition

Information Technology	28%
Consumer Discretionary	24%
Financials	20%
Communication Services	8%
Materials	7%
Other	13%

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

China	31%
Taiwan	23%
India	20%
Brazil	13%
Other	13%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Emerging Markets ProFund

Investor Class

 UVPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Service Class

 UVPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$265	2.78%

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,059	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,894	$10,453	$8,204
Jul 16	$9,906	$10,532	$8,455
Jul 17	$5,464	$12,388	$10,874
Jul 18	$4,584	$13,900	$11,376
Jul 19	$4,668	$14,434	$10,779
Jul 20	$2,423	$15,556	$12,684
Jul 21	$1,408	$20,914	$14,942
Jul 22	$1,739	$19,229	$11,495
Jul 23	$1,168	$21,924	$13,305
Jul 24	$1,059	$26,048	$14,071

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$361,860
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(9.27)%	(25.67)%	(20.11)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P® Emerging 50 ADR Index (USD) – Composition

Information Technology	28%
Consumer Discretionary	24%
Financials	20%
Communication Services	8%
Materials	7%
Other	13%

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

China	31%
Taiwan	23%
India	20%
Brazil	13%
Other	13%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Emerging Markets ProFund

Service Class

 UVPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Investor Class

 UXPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort International ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.78%

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21% and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,868	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$9,079	$9,972
Jul 16	$9,159	$9,221
Jul 17	$6,282	$10,860
Jul 18	$5,454	$11,555
Jul 19	$5,725	$11,254
Jul 20	$4,484	$11,066
Jul 21	$2,385	$14,420
Jul 22	$2,826	$12,356
Jul 23	$2,103	$14,431
Jul 24	$1,868	$16,048

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,100,395
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(11.20)%	(20.07)%	(15.45)%
MSCI EAFE Index	11.21	7.36	4.84

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

MSCI EAFE Index – Composition

Financials	20%
Industrials	17%
Health Care	14%
Consumer Discretionary	11%
Information Technology	9%
Consumer Staples	9%
Other	20%

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

Japan	23%
United Kingdom	15%
France	11%
Switzerland	10%
Other	41%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraShort International ProFund

Investor Class

 UXPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Service Class

 UXPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort International ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.78%

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21% and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $1,688	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$8,988	$9,972
Jul 16	$8,975	$9,221
Jul 17	$6,096	$10,860
Jul 18	$5,244	$11,555
Jul 19	$5,448	$11,254
Jul 20	$4,224	$11,066
Jul 21	$2,225	$14,420
Jul 22	$2,610	$12,356
Jul 23	$1,923	$14,431
Jul 24	$1,688	$16,048

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,100,395
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(12.25)%	(20.89)%	(16.30)%
MSCI EAFE Index	11.21	7.36	4.84

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

MSCI EAFE Index – Composition

Financials	20%
Industrials	17%
Health Care	14%
Consumer Discretionary	11%
Information Technology	9%
Consumer Staples	9%
Other	20%

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

Japan	23%
United Kingdom	15%
France	11%
Switzerland	10%
Other	41%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraShort International ProFund

Service Class

 UXPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Investor Class

 UKPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Japan ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.78%

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 13.37%, as measured in unhedged U.S. Dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.36%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $386	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$4,966	$10,453	$13,397	$11,120
Jul 16	$6,013	$10,532	$10,989	$11,026
Jul 17	$3,756	$12,388	$13,466	$12,532
Jul 18	$2,607	$13,900	$15,537	$14,273
Jul 19	$2,574	$14,434	$15,145	$14,344
Jul 20	$1,769	$15,556	$15,604	$15,176
Jul 21	$997	$20,914	$19,928	$18,672
Jul 22	$810	$19,229	$20,708	$15,933
Jul 23	$539	$21,924	$25,269	$18,289
Jul 24	$386	$26,048	$30,338	$20,735

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,304,143
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(28.39)%	(31.58)%	(27.78)%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(163)%
Swap Agreements	(37)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nikkei 225 Stock Average – Composition

Information Technology	25%
Consumer Discretionary	21%
Industrials	18%
Health Care	10%
Communication Services	10%
Other	16%

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraShort Japan ProFund

Investor Class

 UKPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Service Class

 UKPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Japan ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$238	2.78%

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 13.37%, as measured in unhedged U.S. Dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.36%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $349	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$4,921	$10,453	$13,397	$11,120
Jul 16	$5,901	$10,532	$10,989	$11,026
Jul 17	$3,649	$12,388	$13,466	$12,532
Jul 18	$2,506	$13,900	$15,537	$14,273
Jul 19	$2,450	$14,434	$15,145	$14,344
Jul 20	$1,669	$15,556	$15,604	$15,176
Jul 21	$931	$20,914	$19,928	$18,672
Jul 22	$747	$19,229	$20,708	$15,933
Jul 23	$491	$21,924	$25,269	$18,289
Jul 24	$349	$26,048	$30,338	$20,735

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,304,143
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(29.03)%	(32.29)%	(28.51)%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(163)%
Swap Agreements	(37)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nikkei 225 Stock Average – Composition

Information Technology	25%
Consumer Discretionary	21%
Industrials	18%
Health Care	10%
Communication Services	10%
Other	16%

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraShort Japan ProFund

Service Class

 UKPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Investor Class

 UFPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Latin America ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.78%

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -6.34% and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $921	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,893	$10,453	$6,683
Jul 16	$11,697	$10,532	$6,918
Jul 17	$6,322	$12,388	$8,449
Jul 18	$5,526	$13,900	$8,517
Jul 19	$4,374	$14,434	$8,848
Jul 20	$4,384	$15,556	$6,020
Jul 21	$1,627	$20,914	$8,538
Jul 22	$1,454	$19,229	$8,094
Jul 23	$789	$21,924	$10,418
Jul 24	$921	$26,048	$9,758

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,495,692
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	16.68%	(26.78)%	(21.22)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P® Latin America 35 ADR Index (USD) – Composition

Energy	23%
Materials	21%
Financials	19%
Consumer Staples	13%
Industrials	9%
Other	15%

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

Brazil	65%
Mexico	23%
Chile	5%
Argentina	3%
Other	4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Latin America ProFund

Investor Class

 UFPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Service Class

 UFPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Latin America ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$300	2.78%

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -6.34% and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $834	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,734	$10,453	$6,683
Jul 16	$11,483	$10,532	$6,918
Jul 17	$6,142	$12,388	$8,449
Jul 18	$5,311	$13,900	$8,517
Jul 19	$4,160	$14,434	$8,848
Jul 20	$4,125	$15,556	$6,020
Jul 21	$1,516	$20,914	$8,538
Jul 22	$1,343	$19,229	$8,094
Jul 23	$721	$21,924	$10,418
Jul 24	$834	$26,048	$9,758

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,495,692
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	15.65%	(27.49)%	(22.00)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P® Latin America 35 ADR Index (USD) – Composition

Energy	23%
Materials	21%
Financials	19%
Consumer Staples	13%
Industrials	9%
Other	15%

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Country Composition

Brazil	65%
Mexico	23%
Chile	5%
Argentina	3%
Other	4%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Latin America ProFund

Service Class

 UFPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Investor Class

 UIPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.78%

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $519	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,528	$11,125	$11,130
Jul 16	$6,022	$11,749	$11,746
Jul 17	$4,401	$13,629	$13,471
Jul 18	$3,285	$15,854	$15,424
Jul 19	$3,141	$16,970	$15,546
Jul 20	$2,096	$18,735	$14,996
Jul 21	$854	$25,765	$22,042
Jul 22	$815	$24,543	$20,785
Jul 23	$647	$27,656	$22,962
Jul 24	$519	$33,623	$26,499

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$553,539
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(19.79)%	(30.24)%	(25.61)%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P MidCap 400® – Composition

Industrials	22%
Financials	17%
Consumer Discretionary	15%
Health Care	10%
Information Technology	9%
Other	27%

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Mid-Cap ProFund

Investor Class

 UIPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Service Class

 UIPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$249	2.78%

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $468	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,429	$11,125	$11,130
Jul 16	$5,866	$11,749	$11,746
Jul 17	$4,254	$13,629	$13,471
Jul 18	$3,148	$15,854	$15,424
Jul 19	$2,978	$16,970	$15,546
Jul 20	$1,968	$18,735	$14,996
Jul 21	$795	$25,765	$22,042
Jul 22	$753	$24,543	$20,785
Jul 23	$590	$27,656	$22,962
Jul 24	$468	$33,623	$26,499

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$553,539
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(20.62)%	(30.92)%	(26.37)%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P MidCap 400® – Composition

Industrials	22%
Financials	17%
Consumer Discretionary	15%
Health Care	10%
Information Technology	9%
Other	27%

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Mid-Cap ProFund

Service Class

 UIPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Investor Class

 USPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.88%

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93%and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $101	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$6,522	$11,930
Jul 16	$5,259	$12,457
Jul 17	$3,212	$15,672
Jul 18	$1,969	$19,480
Jul 19	$1,527	$21,377
Jul 20	$537	$30,007
Jul 21	$237	$41,466
Jul 22	$239	$36,158
Jul 23	$146	$44,392
Jul 24	$101	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,864,607
Number of Holdings*	6
Investment Advisory Fees	$112,576
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(31.02)%	(41.92)%	(36.85)%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(24)%
Swap Agreements	(175)%
Total	(199)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraShort Nasdaq-100 ProFund

Investor Class

 USPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Service Class

 USPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$239	2.84%

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93%and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $92	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$6,464	$11,930
Jul 16	$5,155	$12,457
Jul 17	$3,121	$15,672
Jul 18	$1,896	$19,480
Jul 19	$1,458	$21,377
Jul 20	$509	$30,007
Jul 21	$222	$41,466
Jul 22	$221	$36,158
Jul 23	$134	$44,392
Jul 24	$92	$55,015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,864,607
Number of Holdings*	6
Investment Advisory Fees	$112,576
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(31.66)%	(42.49)%	(37.45)%
Nasdaq-100® Index	23.93	20.81	18.59

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(24)%
Swap Agreements	(175)%
Total	(199)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	6%
Consumer Staples	6%
Other	9%

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraShort Nasdaq-100 ProFund

Service Class

 USPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Investor Class

 UCPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.78%

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $478	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,230	$11,128	$11,203
Jul 16	$6,255	$11,623	$11,203
Jul 17	$4,142	$13,498	$13,270
Jul 18	$2,817	$15,711	$15,756
Jul 19	$2,908	$16,819	$15,060
Jul 20	$1,907	$18,657	$14,369
Jul 21	$689	$25,882	$21,836
Jul 22	$764	$23,979	$18,715
Jul 23	$616	$27,013	$20,195
Jul 24	$478	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,924,416
Number of Holdings*	6
Investment Advisory Fees	$13,182
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(22.36)%	(30.30)%	(26.22)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(179)%
Total	(198)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraShort Small-Cap ProFund

Investor Class

 UCPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Service Class

 UCPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$246	2.78%

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $431	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,153	$11,128	$11,203
Jul 16	$6,119	$11,623	$11,203
Jul 17	$4,011	$13,498	$13,270
Jul 18	$2,703	$15,711	$15,756
Jul 19	$2,761	$16,819	$15,060
Jul 20	$1,793	$18,657	$14,369
Jul 21	$642	$25,882	$21,836
Jul 22	$704	$23,979	$18,715
Jul 23	$561	$27,013	$20,195
Jul 24	$431	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,924,416
Number of Holdings*	6
Investment Advisory Fees	$13,182
Portfolio Turnover	-%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	(23.13)%	(31.03)%	(26.98)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(179)%
Total	(198)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraShort Small-Cap ProFund

Service Class

 UCPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Investor Class

 UAPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraSmall-Cap ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.70%

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 14.25%and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $21,078	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,978	$11,128	$11,203
Jul 16	$11,269	$11,623	$11,203
Jul 17	$15,069	$13,498	$13,270
Jul 18	$19,978	$15,711	$15,756
Jul 19	$16,853	$16,819	$15,060
Jul 20	$12,159	$18,657	$14,369
Jul 21	$26,046	$25,882	$21,836
Jul 22	$17,476	$23,979	$18,715
Jul 23	$18,101	$27,013	$20,195
Jul 24	$21,078	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$58,279,114
Number of Holdings*	1,988
Investment Advisory Fees	$336,107
Portfolio Turnover	46%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	16.45%	4.58%	7.74%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	8%
Swap Agreements	134%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraSmall-Cap ProFund

Investor Class

 UAPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Service Class

 UAPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the UltraSmall-Cap ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$291	2.70%

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 14.25%and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $19,056	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,863	$11,128	$11,203
Jul 16	$11,041	$11,623	$11,203
Jul 17	$14,622	$13,498	$13,270
Jul 18	$19,175	$15,711	$15,756
Jul 19	$16,017	$16,819	$15,060
Jul 20	$11,441	$18,657	$14,369
Jul 21	$24,263	$25,882	$21,836
Jul 22	$16,121	$23,979	$18,715
Jul 23	$16,529	$27,013	$20,195
Jul 24	$19,056	$32,705	$23,073

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$58,279,114
Number of Holdings*	1,988
Investment Advisory Fees	$336,107
Portfolio Turnover	46%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	15.29%	3.54%	6.66%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	8%
Swap Agreements	134%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Russell 2000® Index – Composition

Financials	18%
Health Care	17%
Industrials	17%
Information Technology	13%
Consumer Discretionary	10%
Other	25%

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraSmall-Cap ProFund

Service Class

 UAPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Investor Class

 UTPIX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Utilities UltraSector ProFund Investor Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$191	1.80%

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 12.36%and a volatility of 17.14%. The Index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $24,653	S&P Total Market Index $32,489	S&P Utilities Select Sector Index $24,841	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,161	$11,116	$11,050	$11,121
Jul 16	$14,890	$11,607	$13,607	$11,745
Jul 17	$15,832	$13,481	$14,387	$13,629
Jul 18	$16,165	$15,697	$14,795	$15,843
Jul 19	$19,285	$16,781	$17,240	$17,108
Jul 20	$18,658	$18,593	$18,250	$19,153
Jul 21	$21,429	$25,831	$20,446	$26,134
Jul 22	$25,657	$23,821	$23,631	$24,921
Jul 23	$22,001	$26,827	$22,108	$28,165
Jul 24	$24,653	$32,489	$24,841	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$37,612,019
Number of Holdings*	37
Investment Advisory Fees	$83,110
Portfolio Turnover	35%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	12.06%	5.03%	9.44%
S&P Total Market Index	21.10	14.13	12.51
S&P Utilities Select Sector Index	12.36	7.58	9.53
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Utilities Select Sector Index – Composition

Electric Utilities	65%
Multi-Utilities	27%
Independent Power and Renewable Electricity Producers	3%
Water Utilities	3%
Gas Utilities	2%

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.6%
The Southern Co.	6.2%
Duke Energy Corp.	5.7%
Constellation Energy Corp.	4.0%
American Electric Power Co., Inc.	3.5%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Utilities UltraSector ProFund

Investor Class

 UTPIX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Service Class

 UTPSX

Annual Shareholder Report — July 31, 2024

This Annual shareholder report contains important information about the Utilities UltraSector ProFund Service Class (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.80%

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 12.36%and a volatility of 17.14%. The Index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Cumulative performance: August 1, 2014 through July 31, 2024

Total Return Based on $10,000 Investment

	Fund $22,360	S&P Total Market Index $32,489	S&P Utilities Select Sector Index $24,841	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,049	$11,116	$11,050	$11,121
Jul 16	$14,595	$11,607	$13,607	$11,745
Jul 17	$15,359	$13,481	$14,387	$13,629
Jul 18	$15,526	$15,697	$14,795	$15,843
Jul 19	$18,351	$16,781	$17,240	$17,108
Jul 20	$17,600	$18,593	$18,250	$19,153
Jul 21	$20,024	$25,831	$20,446	$26,134
Jul 22	$23,736	$23,821	$23,631	$24,921
Jul 23	$20,149	$26,827	$22,108	$28,165
Jul 24	$22,360	$32,489	$24,841	$34,403

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$37,612,019
Number of Holdings*	37
Investment Advisory Fees	$83,110
Portfolio Turnover	35%

* No. of Holdings excludes derivatives.

Average Annual Total Returns

	1 Year	5 years	10 years
Fund NAV	10.98%	4.03%	8.38%
S&P Total Market Index	21.10	14.13	12.51
S&P Utilities Select Sector Index	12.36	7.58	9.53
S&P 500® Index	22.15	15.00	13.15

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Utilities Select Sector Index – Composition

Electric Utilities	65%
Multi-Utilities	27%
Independent Power and Renewable Electricity Producers	3%
Water Utilities	3%
Gas Utilities	2%

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.6%
The Southern Co.	6.2%
Duke Energy Corp.	5.7%
Constellation Energy Corp.	4.0%
American Electric Power Co., Inc.	3.5%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Changes In Or Disagreements With Accountants

During the fiscal year ended July 31, 2024, there were no changes in the Fund's Independent Registered Public Accounting Firm.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Utilities UltraSector ProFund

Service Class

 UTPSX

Annual Shareholder Report — July 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website,  https://www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

(b)  Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2023 $808,310
2024 $832,600

The fees relate to the audit of the registrant’s annual financial statements and the review of the annual post-effective registration statements paid to KPMG LLP.

(b)	Audit-Related Fees:

2023 $0
2024 $0

(c)	Tax Fees:

2023 $352,861
2024 $358,050

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)	All Other Fees:

2023 $0
2024 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2023 $352,861
2024 $358,050

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial
Statements and
Other Information

JULY 31, 2024

Investor
Bitcoin ProFund	BTCFX
Short Bitcoin ProFund	BITIX

Consolidated Schedules of Portfolio Investments
2	Bitcoin ProFund
3	Short Bitcoin ProFund
5	Consolidated Statements of Assets and Liabilities
7	Consolidated Statements of Operations
9	Consolidated Statements of Changes in Net Assets
11	Consolidated Statements of Cash Flows
13	Consolidated Financial Highlights
15	Notes to Consolidated Financial Statements
29	Report of Independent Registered Public Accounting Firm
31	Form N-CSR – Items 8-11 (unaudited)

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Consolidated Schedules of Portfolio Investments

2 :: Bitcoin ProFund† :: Consolidated Schedule of Portfolio Investments :: July 31, 2024

U.S. Treasury Obligation (63.4%)

	Principal Amount	Value
U.S. Treasury Bills, 4.59%+, 8/8/24^	$160,000,000	$159,836,846
TOTAL U.S. TREASURY OBLIGATION (Cost $159,837,290)		159,836,846

Repurchase Agreement (48.5%)

Repurchase Agreement with UMB Bank, N.A., 5.00%, dated 7/31/24, due 8/1/24, total to be received $122,273,853 (Collateralized by U.S. Treasury Notes, 0.375% to 4.25%, due 4/30/25 to 1/31/26, which had an aggregate value of $124,702,028)	122,256,873	122,256,873
TOTAL REPURCHASE AGREEMENTS (Cost $122,256,873)		122,256,873
TOTAL INVESTMENT SECURITIES (Cost $282,094,163)—111.9%		282,093,719
Reverse Repurchase Agreements including accrued interest—(39.6)%		(99,912,068)
Net other assets (liabilities)—27.7%		69,857,257
NET ASSETS—100.0%		$252,038,908

†  As described in Note 8, effective September 27, 2024, this ProFund's name changed. This ProFund has been presented throughout these Consolidated Financial Statements using its new name.

+  Reflects the effective yield or interest rate in effect at July 31, 2024.

^  $99,897,000 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	767	9/3/24	$251,901,975	$(7,519,257)

See accompanying notes to the consolidated financial statements.

July 31, 2024 :: Consolidated Schedule of Portfolio Investments :: Short Bitcoin ProFund† :: 3

U.S. Treasury Obligation (58.0%)

	Principal Amount	Value
U.S. Treasury Bills, 4.59%+, 8/8/24^	$175,000	$174,822
TOTAL U.S. TREASURY OBLIGATION (Cost $174,822)		174,822

Repurchase Agreement (66.1%)

Repurchase Agreement with UMB Bank, N.A., 5.00%, dated 7/31/24, due 8/1/24, total to be received $199,210 (Collateralized by U.S. Treasury Notes, 4.00%, due 2/29/28, total value $203,175)	199,182	199,182
TOTAL REPURCHASE AGREEMENTS (Cost $199,182)		199,182
TOTAL INVESTMENT SECURITIES (Cost $374,004)—124.1%		374,004
Reverse Repurchase Agreements including accrued interest—(58.0)%		(174,846)
Net other assets (liabilities)—33.9%		102,192
NET ASSETS—100.0%		$301,350

†  As described in Note 8, effective September 27, 2024, this ProFund's name changed. This ProFund has been presented throughout these Consolidated Financial Statements using its new name.

+  Reflects the effective yield or interest rate in effect at July 31, 2024.

^  $174,820 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Micro Bitcoin Futures Contracts	45	9/3/24	$(295,583)	$(290)

See accompanying notes to the consolidated financial statements.

This Page Intentionally Left Blank

Consolidated Statements of
Assets and Liabilities

6 :: Consolidated Statements of Assets and Liabilities :: July 31, 2024

	Bitcoin ProFund†	Short Bitcoin ProFund†
ASSETS:
Total Investment Securities, at cost	$282,094,163	$374,004
Securities, at value	159,836,846	174,822
Repurchase agreements, at value	122,256,873	199,182
Total Investment Securities, at value	282,093,719	374,004
Cash	4,988,085	12,664
Segregated cash balances for futures contracts with brokers	67,613,921	77,150
Interest receivable	22,896	28
Receivable for capital shares issued	1,445,971	150
Due from Advisor under an expense limitation agreement	—	4,911
Variation margin on futures contracts	—	3,079
Prepaid expenses	37,511	11,553
TOTAL ASSETS	356,202,103	483,539
LIABILITIES:
Reverse repurchase agreements, including accrued interest	99,912,068	174,846
Payable to broker for futures transactions	38,562	187
Payable for capital shares redeemed	1,247,361	500
Variation margin on futures contracts	2,684,500	—
Advisory fees payable	65,725	—
Management services fees payable	21,909	—
Administration fees payable	14,573	74
Transfer agency fees payable	11,937	137
Fund accounting fees payable	9,312	1,291
Compliance services fees payable	549	2
Service fees payable	872	4
Other accrued expenses	155,827	5,148
TOTAL LIABILITIES	104,163,195	182,189
Commitments and contingencies (Note 4)
NET ASSETS	$252,038,908	$301,350
NET ASSETS CONSIST OF:
Capital	$210,839,092	$593,426
Total distributable earnings (loss)	41,199,816	(292,076)
NET ASSETS	$252,038,908	$301,350
NET ASSETS:
Investor Class	$252,038,908	$301,350
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	10,161,380	65,470
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$24.80	$4.60

†  As described in Note 8, effective September 27, 2024, this ProFund's name changed. This ProFund has been presented throughout these consolidated financial statements using its new name.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Operations

8 :: Consolidated Statements of Operations :: For the Periods Indicated

	Bitcoin ProFund†	Short Bitcoin ProFund†
	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Interest	$6,148,521	$25,732
TOTAL INVESTMENT INCOME	6,148,521	25,732
EXPENSES:
Advisory fees	652,952	3,139
Management services fees	217,652	1,046
Administration fees	113,575	553
Transfer agency fees	53,602	651
Administrative services fees	341,215	990
Registration and filing fees	45,535	21,804
Custody fees	77,320	4,405
Fund accounting fees	77,555	15,425
Trustee fees	1,450	8
Compliance services fees	750	2
Service fees	7,651	39
Interest expense	85,876	388
Futures commission merchant (FCM) fees	—	138
Other fees	155,327	193
Total Gross Expenses before reductions	1,830,460	48,781
Expenses reduced and reimbursed by the Advisor	(116,278)	(39,470	)(a)
Fees paid indirectly	(32,201)	(1,176)
TOTAL NET EXPENSES	1,681,981	8,135
NET INVESTMENT INCOME (LOSS)	4,466,540	17,597
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,577)	(9)
Net realized gains (losses) on futures contracts	74,125,376	(356,180)
Change in net unrealized appreciation/depreciation on investment securities	2,194	21
Change in net unrealized appreciation/depreciation on futures contracts	(6,080,161)	(1,919)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	68,045,832	(358,087)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$72,512,372	$(340,490)

†  As described in Note 8, effective September 27, 2024, this ProFund's name changed. This ProFund has been presented throughout these consolidated financial statements using its new name.

(a)  Amount includes $29,158 of contractual expense reductions and an additional $10,312 of voluntary expense reductions.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Changes in Net Assets

10 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

	Bitcoin ProFund†		Short Bitcoin ProFund†
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,466,540	$147,950	$17,597	$(508)
Net realized gains (losses) on investments	74,123,799	9,392,913	(356,189)	(280,629)
Change in net unrealized appreciation/depreciation on investments	(6,077,967)	(3,174,180)	(1,898)	2,745
Change in net assets resulting from operations	72,512,372	6,366,683	(340,490)	(278,392)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(34,632,997)	(5,177,130)	(1,707)	—
Change in net assets resulting from distributions	(34,632,997)	(5,177,130)	(1,707)	—
Change in net assets resulting from capital transactions	158,991,232	30,431,043	(218,647)	735,177
Change in net assets	196,870,607	31,620,596	(560,844)	456,785
NET ASSETS:
Beginning of period	55,168,301	23,547,705	862,194	405,409
End of period	$252,038,908	$55,168,301	$301,350	$862,194
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$335,135,730	$85,049,343	$20,997,535	$13,846,028
Distributions reinvested	34,540,048	5,134,918	1,707	—
Value of shares redeemed	(210,684,546)	(59,753,218)	(21,217,889)	(13,110,851)
Change in net assets resulting from capital transactions	$158,991,232	$30,431,043	$(218,647)	$735,177
SHARE TRANSACTIONS:
Investor Class
Issued	14,281,923	6,201,731	3,379,896	798,103
Reinvested	1,371,525	337,455	217	—
Redeemed	(9,249,824)	(4,464,986)	(3,386,253)	(746,122)
Change in shares	6,403,624	2,074,200	(6,140)	51,981

†  As described in Note 8, effective September 27, 2024, this ProFund's name changed. This ProFund has been presented throughout these consolidated financial statements using its new name.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Cash Flows

12 :: Consolidated Statements of Cash Flows :: For the Periods Indicated

	Bitcoin ProFund†	Short Bitcoin ProFund†
	Year Ended July 31, 2024	Year Ended July 31, 2024
Cash Flows from Operating Activities:
Change in net assets resulting from operations	$72,512,372	$(340,490)
Less: Net realized gains (losses) on investment securities	1,577	9
Less: Change in net unrealized appreciation/depreciation on investment securities	(2,194)	(21)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (purchase of) short-term investments, net	(246,541,556)	(21,620)
Amortization (accretion) of premiums and discounts, net	(1,630,881)	(3,189)
(Increase) decrease in:
Due from Advisor under an expense limitation agreement	—	(4,911)
Interest receivable	(22,896)	(28)
Variation margin receivable on futures contracts	—	4,071
Prepaid expenses	(18,138)	59
Increase (decrease) in:
Interest payable (on reverse repurchase agreements)	9,980	(26)
Futures commission merchant (FCM) fees payable	(5,979)	(52)
Payable to broker for futures transactions	38,562	187
Variation margin payable on futures contracts	2,221,050	—
Advisor fees payable	47,879	(2,036)
Management fees payable	15,961	(679)
Administration fees payable	10,421	39
Transfer agency fees payable	8,328	17
Fund accounting fees payable	5,712	21
Compliance services fees payable	336	(2)
Service fees payable	529	1
Other accrued expenses	114,807	(7,271)
Net cash provided by (used in) operating activities	$(173,234,130)	$(375,921)
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	563,306,820	2,546,620
(Repayments of) reverse repurchase agreements	(497,329,920)	(2,720,977)
Proceeds from capital shares issued	333,874,170	21,004,287
Cash paid for capital shares redeemed	(209,466,584)	(21,217,389)
Cash distributions paid to shareholders	(92,949)	—
Net cash provided by (used in) financing activities	$190,291,537	$(387,459)
Net Increase (Decrease) in Cash and Segregated Cash Balances for Futures Contracts with Brokers	17,057,407	(763,380)
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	55,544,599	853,194
Cash and segregated cash balances for futures contracts with brokers at the end of period	$72,602,006	$89,814
The following table provides a reconciliation of cash and segregated cash balances for futures contracts with brokers to the consolidated statements of assets and liabilities:
Cash	4,988,085	12,664
Segregated cash balances for futures contracts with brokers	67,613,921	77,150
Total cash and segregated cash balances for futures contracts with brokers	$72,602,006	$89,814
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$75,896	$414
Non-cash financing activities not included herein consists of reinvestments of distributions	34,540,048	1,707

†  As described in Note 8, effective September 27, 2024, this ProFund's name changed. This ProFund has been presented throughout these consolidated financial statements using its new name.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

14 :: Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Bitcoin ProFund†
Investor Class
Year Ended July 31, 2024	$14.68	0.71	13.99	14.70	(4.58)	(4.58)	$24.80
Year Ended July 31, 2023	$13.99	0.06	2.46	2.52	(1.83)	(1.83)	$14.68
Year Ended July 31, 2022	$24.70	(0.27)	(10.44)	(10.71)	—	—	$13.99
July 28, 2021 through July 31, 2021(g)	$25.00	— (h)	(0.30)	(0.30)	—	—	$24.70
Short Bitcoin ProFund†
Investor Class
Year Ended July 31, 2024	$12.04	0.15	(7.54)	(7.39)	(0.05)	(0.05)	$4.60
Year Ended July 31, 2023	$20.65	(0.02)	(8.59)	(8.61)	—	—	$12.04
June 21, 2022 through July 31, 2022(g)	$25.00	(0.04)	(4.31)	(4.35)	—	—	$20.65

		Ratios to Average Net Assets				Supplemental Data
	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(e)
Bitcoin ProFund†
Investor Class
Year Ended July 31, 2024	103.21%	1.26%	1.16	%(f)	3.08%	$252,039	—
Year Ended July 31, 2023	18.23%	1.61%	1.35	%(f)	0.46%	$55,168	—
Year Ended July 31, 2022	(43.36)%	1.93%	1.25	%(f)	(1.17)%	$23,548	—
July 28, 2021 through July 31, 2021(g)	(1.20)%	24.80%	1.30	%(f)	(1.28)%	$524	—
Short Bitcoin ProFund†
Investor Class
Year Ended July 31, 2024	(61.53)%	7.01%	1.17	%(i)(j)	2.53%	$301	—
Year Ended July 31, 2023	(41.69)%	13.36%	1.35	%(i)(j)	(0.10)%	$862	—
June 21, 2022 through July 31, 2022(g)	(17.40)%	17.68%	1.88	%(i)(k)	(1.39)%	$405	—

†  As described in Note 8, effective September 27, 2024, this ProFund's name changed. This ProFund has been presented throughout these consolidated financial statements using its new name.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including futures contracts).

(f)  Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.10%, 1.04%, 0.84% and 0.84% for the years ended July 31, 2024, July 31, 2023, July 31, 2022, and the period ended July 31, 2021, respectively.

(g)  Period from commencement of operations.

(h)  Amount is less than $0.005.

(i)  Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.09%, 1.06% and 1.26% for the years ended July 31, 2024, July 31, 2023 and the period ended July 31, 2022, respectively.

(j)  For the period August 1, 2023 through November 30, 2023, and for the year ended July 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio, including interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, to 1.35%.

(k)  For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

See accompanying notes to the consolidated financial statements.

Notes to Consolidated Financial Statements

16 :: Notes to Consolidated Financial Statements :: July 31, 2024

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Digital Assets ProFunds:

Bitcoin ProFund† (formerly Bitcoin Strategy ProFund)
Short Bitcoin ProFund† (formerly Short Bitcoin Strategy ProFund)

†  On July 18, 2024 the Board of Trustees (the "Board") approved a change to each ProFund's name, as indicated above, effective September 27, 2024, and as further detailed in Note 8. Each ProFund has been presented using its new name throughout this report, including the Consolidated Schedules of Portfolio Investments, the Consolidated Financial Statements, these Consolidated Notes to Financial Statements, and any accompanying supplemental data, and have been annotated throughout with a " † " symbol.

Each ProFund's investment objective is disclosed in its prospectus. Each ProFund is classified as non-diversified under the 1940 Act and has one class of shares: an Investor Class.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin ProFund† and

Short Bitcoin ProFund† include the accounts of the ProFunds Bitcoin Strategy Portfolio and ProFunds Cayman Short Bitcoin Strategy Portfolio, respectively (each a "Subsidiary") Each Subsidiary is a wholly-owned subsidiary of the Bitcoin ProFund† and Short Bitcoin ProFund†, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related instruments and satisfy "regulated investment company" ("RIC") tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its' total assets in its respective Subsidiary. As of July 31, 2024, the net assets of ProFund Bitcoin Strategy Portfolio were 19.9% of the adjusted net assets of Bitcoin ProFund† and the net assets of ProFunds Cayman Short Bitcoin Strategy Portfolio were 19.3% of the adjusted net assets of Short Bitcoin ProFund† (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin ProFund† and Short Bitcoin ProFund†, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin ProFund† and Short Bitcoin ProFund† intend to achieve commodity exposure through investment in their respective Subsidiary. The Bitcoin ProFund† and Short Bitcoin ProFund's† investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund's role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its' shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

July 31, 2024 :: Notes to Consolidated Financial Statements :: 17

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found on a ProFund's Consolidated Schedule of Portfolio Investments.

Reverse Repurchase Agreements

The Bitcoin ProFund† and Short Bitcoin ProFund† may each enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund's obligations with respect to reverse repurchase agreements.

As of July 31, 2024, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin ProFund†	UMB Bank N.A.	5.43%	$(99,897,000)	8/1/2024	$(99,897,000)	$(99,912,068)
Short Bitcoin ProFund†	UMB Bank N.A.	5.43%	(174,820)	8/1/2024	(174,820)	(174,846)

For the year ended July 31, 2024, the average daily balance outstanding and average interest rate on the ProFunds' reverse repurchase agreements were as follows:

Bitcoin ProFund†
Average daily balance outstanding	$(62,589,647)
Average interest rate	5.45%
Short Bitcoin ProFund†
Average daily balance outstanding	$(282,958)
Average interest rate	5.45%

18 :: Notes to Consolidated Financial Statements :: July 31, 2024

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin ProFund†	UMB Bank N.A.	$(99,912,068)	$99,897,000
Short Bitcoin ProFund†	UMB Bank N.A.	(174,846)	174,820

(1)  Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Derivative Instruments

In seeking to achieve Short Bitcoin ProFund's† investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. The Short Bitcoin ProFund† may obtain investment exposure through derivative instruments, such as futures contracts, that the ProFund should hold to approximate the inverse (-1x) of the daily performance of its benchmark. All derivative instruments held during the year ended July 31, 2024, were utilized to gain inverse exposure to the ProFund's benchmark (e.g., index, etc.) to meet its investment objective. The Short Bitcoin ProFund† does not seek to achieve its investment objective over a period of time greater than a single day.

Bitcoin ProFund† is actively managed, in that the Advisor selects investments and makes investment decisions that it believes are suited to achieving the Bitcoin ProFund's† investment objective. Accordingly, the Bitcoin ProFund† may also obtain investment exposure through derivative instruments, such as futures contracts.

All open derivative positions at year end are reflected on each respective ProFund's Consolidated Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

The ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2024. The notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

In connection with its management of both series of the Trust included in this report (Bitcoin ProFund† and Short Bitcoin ProFund† (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

July 31, 2024 :: Notes to Consolidated Financial Statements :: 19

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2024.

	Assets	Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
Commodity Risk Exposure:
Bitcoin ProFund†	$—	$7,519,257
Short Bitcoin ProFund†	—	290

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Portfolio Investments. Only current day's variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Consolidated Statement of Operations, categorized by risk exposure, for the year ended July 31, 2024.

Fund	Net Realized Gains (Losses) on Futures Contracts as a Result from Operations	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts Recognized as a Result from Operations
Commodity Risk Exposure:
Bitcoin ProFund†	$74,125,376	$(6,080,161)
Short Bitcoin ProFund†	(356,180)	(1,919)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

20 :: Notes to Consolidated Financial Statements :: July 31, 2024

Distributions to Shareholders

Bitcoin ProFund† and Short Bitcoin ProFund† intend to declare and distribute net investment income at least monthly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. Bitcoin ProFund† and Short Bitcoin ProFund† have an October 31st tax year end.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Consolidated Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where

July 31, 2024 :: Notes to Consolidated Financial Statements :: 21

the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended July 31, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Consolidated Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bitcoin ProFund†
U.S. Treasury Obligation	$—	$—	$159,836,846	$—	$159,836,846	$—
Repurchase Agreement	—	—	122,256,873	—	122,256,873	—
Futures Contracts	—	(7,519,257)	—	—	—	(7,519,257)
Total	$—	$(7,519,257)	$282,093,719	$—	$282,093,719	$(7,519,257)
Short Bitcoin ProFund†
U.S. Treasury Obligation	$—	$—	$174,822	$—	$174,822	$—
Repurchase Agreement	—	—	199,182	—	199,182	—
Futures Contracts	—	(290)	—	—	—	(290)
Total	$—	$(290)	$374,004	$—	$374,004	$(290)

^  Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Bitcoin ProFund† and Short Bitcoin ProFund† each pay the advisor a fee at an annualized rate of 0.45% of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund's net assets in excess of $2 billion. During the year ended July 31, 2024, no ProFund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

22 :: Notes to Consolidated Financial Statements :: July 31, 2024

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Bitcoin ProFund† and Short Bitcoin ProFund† may pay financial intermediaries such as broker-dealers, investment advisors, and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the year ended July 31, 2024, no payments were made under this plan by either ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Consolidated Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Consolidated Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the year ended July 31, 2024, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Consolidated Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2023 through November 30, 2024	For the Period December 1, 2022 through November 30, 2023
Bitcoin ProFund†	1.10%	1.10%
Short Bitcoin ProFund†	1.10%	No contractual limitation

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Consolidated Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Bitcoin ProFund†	$(116,278)	$(87,208)	$(29,070)	$—
Short Bitcoin ProFund†	(39,470)	(3,139)	(1,046)	(35,285)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the year are reflected on the Consolidated Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of July 31, 2024, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of July 31, 2024, no commitment or contingent liability is expected.

	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Total
Bitcoin ProFund†	$37,042	$187,791	$64,595	$89,273	$378,701
Short Bitcoin ProFund†	—	—	—	29,158	29,158

Prior to December 1, 2023, the Advisor had voluntarily agreed to waive advisory and management services fees, and reimburse certain other expenses of the Short Bitcoin ProFund†, as consolidated with its Subsidiary, inclusive of interest expense on reverse repurchase agreements and Futures Commission Merchant fees, (but exclusive of brokerage costs, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) in order to limit the annualized operating expenses of the consolidated ProFund to 1.35%. Amounts waived voluntarily are not subject to recoupment

July 31, 2024 :: Notes to Consolidated Financial Statements :: 23

at a future date. This voluntary waiver was discontinued on December 1, 2023 and replaced by the contractual expense limitation detailed above.

5. Securities Transactions

The Bitcoin ProFund† and Short Bitcoin ProFund† generally invest in U.S. Government securities maturing less than one year from acquisition.

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

The ProFunds will obtain exposure to Bitcoin through derivatives (i.e., Bitcoin futures contracts). Investing in derivatives may be considered aggressive and may expose the ProFunds to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each ProFund's position in a particular instrument when desired. Each of these factors may prevent the ProFunds from achieving their respective investment objectives and may increase the volatility (i.e., fluctuations) of each ProFund's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the ProFunds to losses in excess of those amounts initially invested.

Bitcoin Risk

The Bitcoin ProFund† and Short Bitcoin ProFund† do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures contracts.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFunds.

Holding Period Risk

The Short Bitcoin ProFund† is a "geared" fund ("Geared Fund") in the sense that the ProFund has an investment objective to match the inverse of the daily performance of a benchmark. A Geared Fund does not seek to achieve the stated inverse of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established

24 :: Notes to Consolidated Financial Statements :: July 31, 2024

futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit a ProFund's ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund's returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Borrowing Risk

The ProFunds may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause the ProFunds to liquidate positions to under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the ProFunds.

Correlation Risk

The Short Bitcoin ProFund† is subject to correlation risk. A number of factors may affect the ProFund's ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the ProFund will achieve a high degree of inverse correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. In order to achieve a high degree of correlation with the Index, the ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of inverse correlation with the Index. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the ProFunds invests, and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect inverse (-1x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile, particularly when the Index is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. The ProFund may not have investment exposure to all of the financial instruments in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index.

In addition, the ProFund may invest in financial instruments not included in the Index. The ProFund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the ProFund's correlation with the Index. The ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, Bitcoin and Bitcoin futures contracts may trade on markets that may not be open at the same time or on the same day as the ProFund. In particular, Bitcoin trades 24 hours per day, seven days per week. These differences in trading hours may cause differences between the performance of the ProFund and the performance of the Index. Any of these factors could decrease correlation between the performance of the ProFund and the Index and may hinder the ProFund's ability to meet its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount a ProFund expects to receive from counterparties to financial instruments (including derivatives) entered into by the ProFund. The ProFunds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a ProFund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

July 31, 2024 :: Notes to Consolidated Financial Statements :: 25

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders' investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which each ProFund and each Subsidiary are organized, respectively, could result in the inability of the ProFunds to operate as intended and could negatively affect the ProFunds and their shareholders. Each ProFund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its respective Subsidiary.

Active Management Risk

Bitcoin ProFund† is actively managed. The performance of an actively managed fund reflects, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving the ProFund's investment objective. The Advisor's judgements about the ProFund's investments may prove to be incorrect. If the investments selected and strategies employed by the Bitcoin ProFund† fails to produce the intended results, the ProFund could underperform or have negative returns as compared to other funds with similar investment objectives and/or strategies.

Short Sale Exposure Risk

The Short Bitcoin ProFund† seeks to obtain inverse or "short" exposure to Bitcoin futures contracts. The risks of short exposure include, under certain market conditions, an increase in the volatility and decrease in the liquidity of Bitcoin futures contracts. To the extent that, at any particular point in time, Bitcoin futures contracts may be thinly traded or have a limited market, the ProFund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Short Bitcoin ProFund's† ability to achieve its investment objective may be adversely affected. Obtaining inverse exposure through Bitcoin futures contracts may be considered an aggressive investment technique.

Bitcoin Futures Capacity Risk

If the ProFunds' ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFunds' futures commission merchants ("FCMs"), the listing exchanges, or the CFTC, the ProFunds would not be able to achieve their investment objective and may experience significant losses. In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of each ProFund.

Any disruption in a ProFund's ability to obtain exposure to Bitcoin futures contracts will cause the ProFund's performance to deviate from the performance of Bitcoin and Bitcoin futures. Additionally, the ability of the ProFund to obtain exposure to Bitcoin futures contracts is limited by certain tax rules that limit the amount the ProFund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Market and Volatility Risk

The prices of Bitcoin and Bitcoin futures have historically been highly volatile. The value of the Short Bitcoin ProFund's† inverse exposure to bitcoin futures – and therefore the value of an investment in the ProFund – could decline significantly and without warning, including to zero.

Rolling Futures Contract Risk

Bitcoin ProFund† and Short Bitcoin ProFund† (through their investments in their respective Subsidiaries) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. Each ProFund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a ProFund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a ProFund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and

26 :: Notes to Consolidated Financial Statements :: July 31, 2024

denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Portfolio Turnover Risk

Each ProFund may incur high portfolio turnover in connection with managing the ProFund's investment exposure. Additionally, active trading of a ProFund's shares is expected to cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Each of these factors could have a negative impact on the performance of a ProFund.

Valuation Risk

In certain circumstances (e.g., if ProFund Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProFund Advisors may, pursuant to procedures approved by the Board of Trustees of a ProFund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including "fair valued" investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a ProFund could sell a portfolio investment for the value established for it at any time, and it is possible that a ProFund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of a ProFund's Bitcoin futures may be determined by reference, in whole or in part, to the cash market in Bitcoin. These circumstances may be more likely to occur with respect to Bitcoin futures than with respect to futures on more traditional assets. In addition, the Bitcoin futures held by a ProFund and Bitcoin may be traded in markets on days and at times when a Fund is not open for business. As a result, the value of a ProFund's holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell a ProFund's shares.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund's pursuit of its investment strategies will potentially be limited by the ProFund's intention to qualify for such treatment and could adversely affect its ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by a ProFund in futures are not expected to produce qualifying income for purposes of the ProFund's qualification as a RIC. A ProFund, however, expects to gain exposure to futures and generate qualifying income by investing a portion of its assets in a wholly-owned subsidiary of the ProFund organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, a ProFund will limit its investments in such subsidiary to 25% of the ProFund's total assets at the end of each tax quarter. A ProFund may, however, exceed this amount from time to time if the Advisor believes doing so is in the best interests of the ProFund, provided, however, that the ProFund intends to continue to comply with the asset diversification test applicable to RICs. If a ProFund's investments in the subsidiary were to exceed 25% of the Fund's total assets at the end of a tax quarter, the ProFund may no longer be eligible to be treated as a RIC. The Advisor will carefully monitor a ProFund's investments in the subsidiary to ensure that no more than 25% of the ProFund's assets are invested in the subsidiary at the end of each tax quarter. A ProFund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service ("IRS") as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with a ProFund's calculation under the asset diversification test which could cause the ProFund to fail to qualify as a RIC. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the ProFund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Risk of Investing in Other U.S. Investment Companies

If a ProFund is unable to obtain its desired exposure to Bitcoin futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the

July 31, 2024 :: Notes to Consolidated Financial Statements :: 27

ProFund may obtain exposure by investing in other U.S. investment companies, such as ETFs, that provide investment exposure to Bitcoin futures contracts or Bitcoin-related companies. Such investments subject a ProFund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Moreover, the ProFund will incur its pro rata share of the expenses of the underlying fund's expenses.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund's purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Public Health Disruptions

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFunds' investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" – which could include the cryptocurrency (such as Bitcoin) funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the ProFunds.

28 :: Notes to Consolidated Financial Statements :: July 31, 2024

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2023				Year Ended 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Bitcoin ProFund†	$6,230,808	$—	$—	$6,230,808	$—	$—	$—	$—

As of the latest tax year ended October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bitcoin ProFund†	$11,242	$—	$(9,889)	$(8,027,159)	$(8,025,806)
Short Bitcoin ProFund†	459	—	(70)	(452,379)	(451,990)

As of the latest tax year ended October 31, 2023, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

No Expiration Date
Bitcoin ProFund†	$9,889
Short Bitcoin ProFund†	70

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of October 31, 2023, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitcoin ProFund†	$55,134,595	$12,166,350	$(20,193,509)	$(8,027,159)
Short Bitcoin ProFund†	722,194	—	(452,379)	(452,379)

8. Subsequent Events

On July 18, 2024, the Board approved a change to each ProFund's name effective September 27, 2024. Bitcoin Strategy ProFund's name changed to Bitcoin ProFund, and Short Bitcoin Strategy ProFund's name changed to Short Bitcoin ProFund. Additionally, the Board approved a change to the Short Bitcoin Strategy ProFund's primary benchmark from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index, also effective September 27, 2024, which resulted in a change to the Short Bitcoin Strategy ProFund's investment objective.

Effective following the close of the market on October 11, 2024, the Short Bitcoin ProFund† will undergo a 1-for-10 reverse share split. The effect of the reverse share split transaction will be to divide the number of outstanding shares of the ProFund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of this ProFund or the value of a shareholder's investment.

Since the effective date of the reverse share split is after the issuance date of this report, neither the Consolidated Statement of Changes in Net Assets nor the per share data presented in the Consolidated Financial Highlights have been retroactively adjusted to give effect to the reverse share split. Such retroactive adjustments will be presented in the ProFund's next registration statement to be dated on or about December 1, 2024.

Effective November 4, 2024, The Ultimus Group, LLC will replace Citi both as the Administrator and as fund accounting agent for the Trust.

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

Report of Independent Registered Public Accounting Firm :: 29

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of the ProFunds listed in the Appendix (each a Fund and collectively, the Funds), including the consolidated schedule of portfolio investments, as of July 31, 2024, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 27, 2024

30 :: Report of Independent Registered Public Accounting Firm

Appendix

Consolidated statements of assets and liabilities, including the consolidated schedules of portfolio investments, as of July 31, 2024, the related consolidated statements of operations and cash flows for the year then ended, and changes in net assets for each of the years in the two-year period then ended.

Bitcoin ProFund (formerly Bitcoin Strategy ProFund)
Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund)

Form N-CSR – Items 8-11 (unaudited)

32 :: Form N-CSR – Items 8-11 :: July 31, 2024 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/24

Annual Financial
Statements and
Other Information

JULY 31, 2024

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Discretionary UltraSector ProFund	CYPIX	CYPSX
Consumer Staples UltraSector ProFund	CNPIX	CNPSX
Energy UltraSector ProFund	ENPIX	ENPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Materials UltraSector ProFund	BMPIX	BMPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
	Investor	Service
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Energy ProFund	SNPIX	SNPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Schedules of Portfolio Investments
2	Access Flex Bear High Yield ProFund
3	Access Flex High Yield ProFund
4	Banks UltraSector ProFund
6	Bear ProFund
7	Biotechnology UltraSector ProFund
10	Bull ProFund
18	Communication Services UltraSector ProFund
20	Consumer Discretionary UltraSector ProFund
22	Consumer Staples UltraSector ProFund
24	Energy UltraSector ProFund
26	Europe 30 ProFund
27	Falling U.S. Dollar ProFund
28	Financials UltraSector ProFund
30	Health Care UltraSector ProFund
32	Industrials UltraSector ProFund
34	Internet UltraSector ProFund
36	Large-Cap Growth ProFund
40	Large-Cap Value ProFund
46	Materials UltraSector ProFund
48	Mid-Cap Growth ProFund
52	Mid-Cap ProFund
58	Mid-Cap Value ProFund
63	Nasdaq-100 ProFund
66	Oil & Gas Equipment & Services UltraSector ProFund
68	Pharmaceuticals UltraSector ProFund
70	Precious Metals UltraSector ProFund
71	Real Estate UltraSector ProFund
73	Rising Rates Opportunity ProFund
74	Rising Rates Opportunity 10 ProFund
75	Rising U.S. Dollar ProFund
76	Semiconductor UltraSector ProFund
78	Short Energy ProFund
79	Short Nasdaq-100 ProFund
80	Short Precious Metals ProFund
81	Short Real Estate ProFund
82	Short Small-Cap ProFund
83	Small-Cap Growth ProFund
88	Small-Cap ProFund
113	Small-Cap Value ProFund
120	Technology UltraSector ProFund
122	UltraBear ProFund
123	UltraBull ProFund
131	UltraChina ProFund
133	UltraDow 30 ProFund
135	UltraEmerging Markets ProFund
137	UltraInternational ProFund
138	UltraJapan ProFund
139	UltraLatin America ProFund
141	UltraMid-Cap ProFund
148	UltraNasdaq-100 ProFund
151	UltraShort China ProFund
152	UltraShort Dow 30 ProFund
153	UltraShort Emerging Markets ProFund
154	UltraShort International ProFund
155	UltraShort Japan ProFund
156	UltraShort Latin America ProFund
157	UltraShort Mid-Cap ProFund
158	UltraShort Nasdaq-100 ProFund
159	UltraShort Small-Cap ProFund
160	UltraSmall-Cap ProFund
187	U.S. Government Plus ProFund
188	Utilities UltraSector ProFund
191	Statements of Assets and Liabilities
205	Statements of Operations
219	Statements of Changes in Net Assets
245	Financial Highlights
277	Notes to Financial Statements
317	Report of Independent Registered Public Accounting Firm
319	Form N-CSR – Items 8-11 (unaudited)

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Schedules of Portfolio Investments

2 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a) (14.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $58,008	$58,000	$58,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000
TOTAL INVESTMENT SECURITIES (Cost $58,000)—14.8%		58,000
Net other assets (liabilities)—85.2%		334,968
NET ASSETS—100.0%		$392,968

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	3	10/1/24	$(324,656)	$(5,583)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Buy Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2024(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 42	Daily	5.00%	6/20/29	3.32%	$369,000	$(25,074)	$(25,736)	$662	$(1,156)

(1)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 3

U.S. Treasury Obligation (62.0%)

	Principal Amount	Value
U.S. Treasury Notes, 4.25%, 6/30/29	$6,875,000	$6,971,680
TOTAL U.S. TREASURY OBLIGATION (Cost $6,832,448)		6,971,680

Repurchase Agreements(a) (29.7%)

Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $3,348,483	3,348,000	3,348,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,348,000)		3,348,000
TOTAL INVESTMENT SECURITIES (Cost $10,180,448)—91.7%		10,319,680
Net other assets (liabilities)—8.3%		937,282
NET ASSETS—100.0%		$11,256,962

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	6	10/1/24	$649,313	$13,818

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2024(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 42	Daily	5.00%	6/20/29	3.29%	$9,255,000	$628,885	$643,332	$(14,447)	$28,268

(1)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

4 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (73.2%)

	Shares	Value
Ameris Bancorp (Banks)	1,783	$108,567
Apollo Global Management, Inc. (Financial Services)	720	90,223
Associated Banc-Corp. (Banks)	4,172	95,873
Atlantic Union Bankshares Corp. (Banks)	2,425	100,128
Axos Financial, Inc.* (Banks)	1,597	116,597
Banc of California, Inc. (Banks)	6,499	90,856
Bank of America Corp. (Banks)	2,126	85,699
Bank of Hawaii Corp. (Banks)	1,490	102,199
Bank OZK (Banks)	2,206	103,439
BankUnited, Inc. (Banks)	3,086	118,873
Banner Corp. (Banks)	1,183	70,057
BOK Financial Corp. (Banks)	956	98,315
Cadence Bank (Banks)	3,098	101,831
Cathay General Bancorp (Banks)	2,313	102,512
Citigroup, Inc. (Banks)	1,406	91,221
Citizens Financial Group, Inc. (Banks)	2,449	104,499
Columbia Banking System, Inc. (Banks)	4,536	118,662
Comerica, Inc. (Banks)	1,782	97,671
Commerce Bancshares, Inc. (Banks)	1,576	101,983
Community Financial System, Inc. (Banks)	1,806	111,394
Corebridge Financial, Inc. (Financial Services)	2,943	86,966
Cullen/Frost Bankers, Inc. (Banks)	878	102,779
CVB Financial Corp. (Banks)	5,069	96,615
East West Bancorp, Inc. (Banks)	1,203	105,732
Eastern Bankshares, Inc. (Banks)	5,419	90,172
Equitable Holdings, Inc. (Financial Services)	2,104	91,755
Essent Group, Ltd. (Financial Services)	1,521	95,580
F.N.B. Corp. (Banks)	6,560	100,630
Fifth Third Bancorp (Banks)	2,369	100,303
First Bancorp (Banks)	4,873	104,526
First Citizens BancShares, Inc.—Class A (Banks)	52	108,560
First Financial Bancorp (Banks)	2,272	62,162
First Financial Bankshares, Inc. (Banks)	2,999	115,342
First Hawaiian, Inc. (Banks)	4,244	106,270
First Horizon Corp. (Banks)	5,847	97,827
First Interstate BancSystem, Inc.—Class A (Banks)	3,307	104,402
First Merchants Corp. (Banks)	1,728	69,725
Fulton Financial Corp. (Banks)	5,265	101,983
Glacier Bancorp, Inc. (Banks)	2,364	105,694
Hancock Whitney Corp. (Banks)	1,898	103,878
Hilltop Holdings, Inc. (Banks)	1,699	56,050
Home BancShares, Inc. (Banks)	3,656	103,574
Huntington Bancshares, Inc. (Banks)	6,745	100,838
Independent Bank Corp. (Banks)	1,772	113,674
Independent Bank Group, Inc. (Banks)	1,631	96,327
International Bancshares Corp. (Banks)	1,473	99,339
Jackson Financial, Inc.—Class A (Financial Services)	1,206	106,201
JPMorgan Chase & Co. (Banks)	431	91,717
KeyCorp (Banks)	6,245	100,732
Lakeland Financial Corp. (Banks)	673	46,121
M&T Bank Corp. (Banks)	587	101,064
MGIC Investment Corp. (Financial Services)	4,080	101,347
Mr. Cooper Group, Inc.* (Financial Services)	1,022	91,857
New York Community Bancorp, Inc.* (Banks)	9,119	95,932
NMI Holdings, Inc.* (Financial Services)	2,627	103,372

Common Stocks, continued

	Shares	Value
Northern Trust Corp. (Capital Markets)	1,022	$90,600
Old National Bancorp (Banks)	5,291	105,926
Pacific Premier Bancorp, Inc. (Banks)	3,682	99,635
PennyMac Financial Services, Inc. (Financial Services)	912	89,485
Pinnacle Financial Partners, Inc. (Banks)	1,114	107,300
Popular, Inc. (Banks)	992	101,809
Prosperity Bancshares, Inc. (Banks)	1,451	105,227
Radian Group, Inc. (Financial Services)	2,785	103,324
Regions Financial Corp. (Banks)	4,473	100,061
Renasant Corp. (Banks)	1,434	49,315
Seacoast Banking Corp. of Florida (Banks)	2,725	75,864
ServisFirst Bancshares, Inc. (Banks)	1,102	88,424
Simmons First National Corp.—Class A (Banks)	3,152	67,863
SouthState Corp. (Banks)	1,171	115,894
Synovus Financial Corp. (Banks)	2,281	106,637
Texas Capital Bancshares, Inc.* (Banks)	1,463	96,704
The Bancorp, Inc.* (Banks)	2,546	131,985
The Bank of New York Mellon Corp. (Capital Markets)	1,438	93,571
The PNC Financial Services Group, Inc. (Banks)	552	99,967
Triumph Financial, Inc.* (Banks)	999	90,639
Truist Financial Corp. (Banks)	2,356	105,290
Trustmark Corp. (Banks)	1,713	59,492
U.S. Bancorp (Banks)	2,149	96,447
UMB Financial Corp. (Banks)	1,044	106,509
United Bankshares, Inc. (Banks)	2,682	104,410
United Community Banks, Inc. (Banks)	3,444	106,592
Valley National Bancorp (Banks)	12,799	107,512
Voya Financial, Inc. (Financial Services)	1,180	85,821
WaFd, Inc. (Banks)	2,800	99,652
Walker & Dunlop, Inc. (Financial Services)	885	94,607
Webster Financial Corp. (Banks)	2,105	104,450
Wells Fargo & Co. (Banks)	1,453	86,221
WesBanco, Inc. (Banks)	1,298	41,380
Western Alliance Bancorp (Banks)	1,426	114,736
Wintrust Financial Corp. (Banks)	908	98,246
WSFS Financial Corp. (Banks)	1,609	90,892
Zions Bancorp NA (Banks)	2,047	105,768
TOTAL COMMON STOCKS (Cost $5,901,145)		8,897,900

Repurchase Agreements(a)(b) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $2,885,417	$2,885,000	$2,885,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,885,000)		2,885,000
TOTAL INVESTMENT SECURITIES (Cost $8,786,145)—96.9%		11,782,900
Net other assets (liabilities)—3.1%		382,206
NET ASSETS—100.0%		$12,165,106

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 5

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $1,174,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	8/23/24	6.08%	$4,568,058	$19,858
S&P Banks Select Industry Index	UBS AG	8/23/24	5.78%	4,784,903	42,085
				$9,352,961	$61,943

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Banks	$7,573,191	62.3%
Capital Markets	184,171	1.5%
Financial Services	1,140,538	9.4%
Other**	3,267,206	26.8%
Total	$12,165,106	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

6 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (100.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $5,126,740	$5,126,000	$5,126,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,126,000)		5,126,000
TOTAL INVESTMENT SECURITIES (Cost $5,126,000)—100.9%		5,126,000
Net other assets (liabilities)—(0.9)%		(44,133)
NET ASSETS—100.0%		$5,081,867

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $948,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	9/23/24	$(555,800)	$(6,549)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/24	(5.83)%	$(414,173)	$(7,106)
S&P 500	UBS AG	8/27/24	(5.58)%	(4,108,591)	(42,787)
				$(4,522,764)	$(49,893)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 7

Common Stocks (78.8%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	11,173	$198,097
89bio, Inc.* (Biotechnology)	16,781	153,714
AbbVie, Inc. (Biotechnology)	12,854	2,382,102
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	35,668	678,405
ADMA Biologics, Inc.* (Biotechnology)	32,722	401,826
Agios Pharmaceuticals, Inc.* (Biotechnology)	8,985	416,904
Akero Therapeutics, Inc.* (Biotechnology)	14,148	378,176
Alector, Inc.* (Biotechnology)	11,765	70,590
Alkermes PLC* (Biotechnology)	33,727	921,422
Allogene Therapeutics, Inc.* (Biotechnology)	48,768	143,378
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	9,483	2,251,833
Altimmune, Inc.* (Biotechnology)	25,907	164,769
Amgen, Inc. (Biotechnology)	7,257	2,412,734
Amicus Therapeutics, Inc.* (Biotechnology)	53,392	550,472
AnaptysBio, Inc.* (Biotechnology)	5,807	202,316
Anavex Life Sciences Corp.*(a) (Biotechnology)	26,226	178,206
Apellis Pharmaceuticals, Inc.* (Biotechnology)	28,292	1,120,363
Apogee Therapeutics, Inc.* (Biotechnology)	8,750	426,125
Arcellx, Inc.* (Biotechnology)	10,033	620,140
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	9,121	213,979
Arcus Biosciences, Inc.* (Biotechnology)	11,200	183,792
Arcutis Biotherapeutics, Inc.* (Biotechnology)	30,337	305,494
Ardelyx, Inc.* (Biotechnology)	75,144	417,049
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	17,133	489,318
ARS Pharmaceuticals, Inc.* (Biotechnology)	9,975	108,428
Astria Therapeutics, Inc.* (Biotechnology)	12,841	149,983
Avid Bioservices, Inc.* (Biotechnology)	21,548	224,961
Avidity Biosciences, Inc.* (Biotechnology)	12,782	582,604
Beam Therapeutics, Inc.* (Biotechnology)	19,322	611,348
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	54,452	396,411
Biogen, Inc.* (Biotechnology)	9,354	1,994,273
Biohaven, Ltd.* (Biotechnology)	22,876	899,713
BioMarin Pharmaceutical, Inc.* (Biotechnology)	25,951	2,188,448
Blueprint Medicines Corp.* (Biotechnology)	11,103	1,202,455
Bridgebio Pharma, Inc.* (Biotechnology)	31,755	824,042
C4 Therapeutics, Inc.* (Biotechnology)	21,716	145,497
Cabaletta Bio, Inc.* (Biotechnology)	12,111	85,988
CareDx, Inc.* (Biotechnology)	10,456	209,015

Common Stocks, continued

	Shares	Value
Cargo Therapeutics, Inc.* (Biotechnology)	4,730	$80,552
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	21,687	373,884
Celldex Therapeutics, Inc.* (Biotechnology)	13,971	532,435
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	21,430	963,493
CG Oncology, Inc.* (Biotechnology)	5,959	198,733
Cogent Biosciences, Inc.* (Biotechnology)	21,509	202,830
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	2,714	161,402
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	13,114	696,616
CRISPR Therapeutics AG*(a) (Biotechnology)	21,344	1,222,798
Cullinan Therapeutics, Inc.* (Biotechnology)	12,235	236,747
Cytokinetics, Inc.* (Biotechnology)	30,660	1,809,247
Day One Biopharmaceuticals, Inc.* (Biotechnology)	17,497	250,382
Denali Therapeutics, Inc.* (Biotechnology)	17,711	431,617
Disc Medicine, Inc.* (Biotechnology)	2,804	121,021
Dynavax Technologies Corp.* (Biotechnology)	36,441	407,775
Dyne Therapeutics, Inc.* (Biotechnology)	16,997	729,341
Editas Medicine, Inc.* (Biotechnology)	25,124	135,921
Exact Sciences Corp.* (Biotechnology)	51,746	2,363,756
Exelixis, Inc.* (Biotechnology)	40,844	957,792
Fate Therapeutics, Inc.* (Biotechnology)	29,322	156,286
Geron Corp.* (Biotechnology)	113,110	536,141
Gilead Sciences, Inc. (Biotechnology)	33,310	2,533,558
Halozyme Therapeutics, Inc.* (Biotechnology)	15,312	846,141
Heron Therapeutics, Inc.* (Biotechnology)	30,113	89,436
Humacyte, Inc.* (Biotechnology)	12,194	115,355
Ideaya Biosciences, Inc.* (Biotechnology)	14,048	604,766
ImmunityBio, Inc.*(a) (Biotechnology)	50,935	262,315
Immunome, Inc.* (Biotechnology)	13,567	209,067
Immunovant, Inc.* (Biotechnology)	16,450	478,202
Incyte Corp.* (Biotechnology)	33,065	2,151,540
Insmed, Inc.* (Biotechnology)	13,120	954,480
Intellia Therapeutics, Inc.* (Biotechnology)	24,381	639,026
Ionis Pharmaceuticals, Inc.* (Biotechnology)	19,742	976,439
Iovance Biotherapeutics, Inc.* (Biotechnology)	78,761	687,584
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	44,937	306,920
iTeos Therapeutics, Inc.* (Biotechnology)	4,207	74,001
Janux Therapeutics, Inc.* (Biotechnology)	9,031	366,659
See accompanying notes to the financial statements.

8 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Keros Therapeutics, Inc.* (Biotechnology)	6,729	$337,527
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	7,086	188,488
Krystal Biotech, Inc.* (Biotechnology)	4,887	1,018,744
Kura Oncology, Inc.* (Biotechnology)	14,566	303,118
Kymera Therapeutics, Inc.* (Biotechnology)	10,618	490,552
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	4,258	1,212,082
MannKind Corp.* (Biotechnology)	40,964	235,953
MiMedx Group, Inc.* (Biotechnology)	16,153	120,340
Mirum Pharmaceuticals, Inc.* (Biotechnology)	8,051	326,468
Moderna, Inc.* (Biotechnology)	15,476	1,845,049
Morphic Holding, Inc.* (Biotechnology)	8,717	493,905
Myriad Genetics, Inc.* (Biotechnology)	10,927	305,628
Natera, Inc.* (Biotechnology)	19,209	1,966,810
Neurocrine Biosciences, Inc.* (Biotechnology)	14,090	1,994,721
Novavax, Inc.* (Biotechnology)	30,617	392,204
Nurix Therapeutics, Inc.* (Biotechnology)	16,054	351,262
Nuvalent, Inc.*—Class A (Biotechnology)	7,564	604,666
Ocugen, Inc.*(a) (Biotechnology)	93,199	130,945
Olema Pharmaceuticals, Inc.* (Biotechnology)	11,926	192,724
ORIC Pharmaceuticals, Inc.* (Biotechnology)	13,587	152,174
Praxis Precision Medicines, Inc.* (Biotechnology)	4,835	279,028
Protagonist Therapeutics, Inc.* (Biotechnology)	8,800	329,472
Prothena Corp. PLC* (Biotechnology)	11,343	264,065
PTC Therapeutics, Inc.* (Biotechnology)	11,745	397,568
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	46,521	381,472
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,091	2,256,586
REGENXBIO, Inc.* (Biotechnology)	12,064	171,912
Relay Therapeutics, Inc.* (Biotechnology)	22,674	186,380
REVOLUTION Medicines, Inc.* (Biotechnology)	21,704	990,571
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	8,484	409,014
Rocket Pharmaceuticals, Inc.* (Biotechnology)	13,755	332,871
Roivant Sciences, Ltd.* (Biotechnology)	96,991	1,052,352
Sage Therapeutics, Inc.* (Biotechnology)	14,411	157,800
Sana Biotechnology, Inc.* (Biotechnology)	39,802	242,394
Sarepta Therapeutics, Inc.* (Biotechnology)	16,865	2,398,877
Savara, Inc.* (Biotechnology)	15,859	72,951
Scholar Rock Holding Corp.* (Biotechnology)	15,549	141,185

Common Stocks, continued

	Shares	Value
Soleno Therapeutics, Inc.* (Biotechnology)	6,306	$304,138
SpringWorks Therapeutics, Inc.* (Biotechnology)	18,225	654,460
Spyre Therapeutics, Inc.* (Biotechnology)	7,846	215,765
Stoke Therapeutics, Inc.* (Biotechnology)	9,340	139,820
Summit Therapeutics, Inc.* (Biotechnology)	19,396	209,477
Syndax Pharmaceuticals, Inc.* (Biotechnology)	20,802	472,205
Tango Therapeutics, Inc.* (Biotechnology)	8,522	83,942
TG Therapeutics, Inc.* (Biotechnology)	39,397	778,485
Travere Therapeutics, Inc.* (Biotechnology)	21,313	203,326
Twist Bioscience Corp.* (Biotechnology)	12,052	672,622
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	14,750	664,045
United Therapeutics Corp.* (Biotechnology)	7,523	2,356,881
Vaxcyte, Inc.* (Biotechnology)	11,070	873,312
Vera Therapeutics, Inc.* (Biotechnology)	14,235	520,859
Veracyte, Inc.* (Biotechnology)	12,873	308,952
Vericel Corp.* (Biotechnology)	7,730	390,520
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,508	2,234,706
Verve Therapeutics, Inc.* (Biotechnology)	17,448	122,136
Viking Therapeutics, Inc.* (Biotechnology)	39,233	2,236,281
Vir Biotechnology, Inc.* (Biotechnology)	17,052	173,248
Viridian Therapeutics, Inc.* (Biotechnology)	16,950	285,608
Voyager Therapeutics, Inc.* (Biotechnology)	10,434	95,888
Xencor, Inc.* (Biotechnology)	11,167	228,030
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	19,591	76,209
TOTAL COMMON STOCKS (Cost $71,817,819)		85,797,401

Repurchase Agreements(b)(c) (21.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $23,831,440	$23,828,000	$23,828,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,828,000)		23,828,000

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 9

Collateral for Securities Loaned(d) (1.3%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	1,418,753	$1,418,753
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,418,753)		1,418,753
TOTAL INVESTMENT SECURITIES (Cost $97,064,572)—102.0%		111,044,154
Net other assets (liabilities)—(2.0)%		(2,230,217)
NET ASSETS—100.0%		$108,813,937

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $1,394,560.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $15,121,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	8/23/24	6.08%	$37,404,057	$(363,609)
S&P Biotechnology Select Industry Index	UBS AG	8/23/24	5.93%	40,290,196	(343,921)
				$77,694,253	$(707,530)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Biotechnology	$85,797,401	78.8%
Other**	23,016,536	21.2%
Total	$108,813,937	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

10 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (85.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	520	$66,326
A.O. Smith Corp. (Building Products)	114	9,695
Abbott Laboratories (Health Care Equipment & Supplies)	1,635	173,212
AbbVie, Inc. (Biotechnology)	1,660	307,632
Accenture PLC—Class A (IT Services)	591	195,396
Adobe, Inc.* (Software)	421	232,245
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,519	219,465
Aflac, Inc. (Insurance)	486	46,355
Agilent Technologies, Inc. (Life Sciences Tools & Services)	275	38,885
Air Products and Chemicals, Inc. (Chemicals)	209	55,145
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	415	57,917
Akamai Technologies, Inc.* (IT Services)	143	14,054
Albemarle Corp. (Chemicals)	110	10,304
Alexandria Real Estate Equities, Inc. (Office REITs)	148	17,359
Align Technology, Inc.* (Health Care Equipment & Supplies)	66	15,304
Allegion PLC (Building Products)	82	11,218
Alliant Energy Corp. (Electric Utilities)	241	13,414
Alphabet, Inc.—Class A (Interactive Media & Services)	5,520	946,901
Alphabet, Inc.—Class C (Interactive Media & Services)	4,593	795,278
Altria Group, Inc. (Tobacco)	1,614	79,102
Amazon.com, Inc.* (Broadline Retail)	8,606	1,609,151
Amcor PLC (Containers & Packaging)	1,358	14,300
Ameren Corp. (Multi-Utilities)	251	19,897
American Airlines Group, Inc.* (Passenger Airlines)	617	6,565
American Electric Power Co., Inc. (Electric Utilities)	495	48,569
American Express Co. (Consumer Finance)	534	135,122
American International Group, Inc. (Insurance)	624	49,440
American Tower Corp. (Specialized REITs)	439	96,755
American Water Works Co., Inc. (Water Utilities)	183	26,052
Ameriprise Financial, Inc. (Capital Markets)	93	39,997
AMETEK, Inc. (Electrical Equipment)	218	37,819
Amgen, Inc. (Biotechnology)	504	167,565
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,129	72,550
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	466	107,823
ANSYS, Inc.* (Software)	82	25,718
Aon PLC—Class A (Insurance)	204	67,016
APA Corp. (Oil, Gas & Consumable Fuels)	338	10,542

Common Stocks, continued

	Shares	Value
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,546	$3,008,296
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	781	165,728
Aptiv PLC* (Automobile Components)	256	17,764
Arch Capital Group, Ltd.* (Insurance)	351	33,619
Archer-Daniels-Midland Co. (Food Products)	465	28,835
Arista Networks, Inc.* (Communications Equipment)	239	82,826
Arthur J. Gallagher & Co. (Insurance)	205	58,115
Assurant, Inc. (Insurance)	49	8,569
AT&T, Inc. (Diversified Telecommunication Services)	6,738	129,707
Atmos Energy Corp. (Gas Utilities)	142	18,159
Autodesk, Inc.* (Software)	201	49,752
Automatic Data Processing, Inc. (Professional Services)	385	101,108
AutoZone, Inc.* (Specialty Retail)	16	50,139
AvalonBay Communities, Inc. (Residential REITs)	133	27,254
Avery Dennison Corp. (Containers & Packaging)	76	16,479
Axon Enterprise, Inc.* (Aerospace & Defense)	67	20,101
Baker Hughes Co. (Energy Equipment & Services)	938	36,319
Ball Corp. (Containers & Packaging)	292	18,638
Bank of America Corp. (Banks)	6,394	257,742
Bath & Body Works, Inc. (Specialty Retail)	210	7,718
Baxter International, Inc. (Health Care Equipment & Supplies)	479	17,158
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	272	65,568
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,701	745,888
Best Buy Co., Inc. (Specialty Retail)	181	15,660
Biogen, Inc.* (Biotechnology)	137	29,208
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	19	6,429
Bio-Techne Corp. (Life Sciences Tools & Services)	148	12,075
BlackRock, Inc. (Capital Markets)	131	114,822
Blackstone, Inc. (Capital Markets)	672	95,525
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	32	118,880
BorgWarner, Inc. (Automobile Components)	214	7,556
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,382	102,102
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,905	90,602
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,090	657,181
Broadridge Financial Solutions, Inc. (Professional Services)	111	23,754
Brown & Brown, Inc. (Insurance)	223	22,173
Brown-Forman Corp.—Class B (Beverages)	168	7,587

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Bull ProFund :: 11

Common Stocks, continued

	Shares	Value
Builders FirstSource, Inc.* (Building Products)	115	$19,248
Bunge Global SA (Food Products)	133	13,996
BXP, Inc. (Office REITs)	136	9,698
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	110	9,796
Cadence Design Systems, Inc.* (Software)	256	68,521
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	203	8,110
Camden Property Trust (Residential REITs)	100	11,075
Campbell Soup Co. (Food Products)	185	8,669
Capital One Financial Corp. (Consumer Finance)	359	54,353
Cardinal Health, Inc. (Health Care Providers & Services)	229	23,090
CarMax, Inc.* (Specialty Retail)	148	12,497
Carnival Corp.* (Hotels, Restaurants & Leisure)	949	15,810
Carrier Global Corp. (Building Products)	787	53,603
Catalent, Inc.* (Pharmaceuticals)	170	10,088
Caterpillar, Inc. (Machinery)	460	159,252
Cboe Global Markets, Inc. (Capital Markets)	99	18,167
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	283	31,897
CDW Corp. (Electronic Equipment, Instruments & Components)	126	27,482
Celanese Corp. (Chemicals)	94	13,268
Cencora, Inc. (Health Care Providers & Services)	156	37,109
Centene Corp.* (Health Care Providers & Services)	502	38,614
CenterPoint Energy, Inc. (Multi-Utilities)	601	16,678
CF Industries Holdings, Inc. (Chemicals)	172	13,139
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	48	11,717
Charter Communications, Inc.*—Class A (Media)	92	34,935
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,611	258,517
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,300	70,616
Chubb, Ltd. (Insurance)	382	105,301
Church & Dwight Co., Inc. (Household Products)	230	22,542
Cincinnati Financial Corp. (Insurance)	147	19,201
Cintas Corp. (Commercial Services & Supplies)	81	61,880
Cisco Systems, Inc. (Communications Equipment)	3,805	184,353
Citigroup, Inc. (Banks)	1,793	116,330
Citizens Financial Group, Inc. (Banks)	428	18,263
CME Group, Inc. (Capital Markets)	338	65,474
CMS Energy Corp. (Multi-Utilities)	281	18,209

Common Stocks, continued

	Shares	Value
Cognizant Technology Solutions Corp.—Class A (IT Services)	467	$35,343
Colgate-Palmolive Co. (Household Products)	771	76,475
Comcast Corp.—Class A (Media)	3,679	151,833
Conagra Brands, Inc. (Food Products)	449	13,614
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,099	122,209
Consolidated Edison, Inc. (Multi-Utilities)	325	31,694
Constellation Brands, Inc.—Class A (Beverages)	151	37,019
Constellation Energy Corp. (Electric Utilities)	296	56,181
Copart, Inc.* (Commercial Services & Supplies)	822	43,015
Corning, Inc. (Electronic Equipment, Instruments & Components)	725	29,007
Corpay, Inc.* (Software)	66	19,260
Corteva, Inc. (Chemicals)	655	36,746
CoStar Group, Inc.* (Real Estate Management & Development)	384	29,960
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	417	342,774
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	699	18,034
Crowdstrike Holdings, Inc.*—Class A (Software)	217	50,335
Crown Castle, Inc. (Specialized REITs)	408	44,913
CSX Corp. (Ground Transportation)	1,837	64,479
Cummins, Inc. (Machinery)	129	37,642
CVS Health Corp. (Health Care Providers & Services)	1,180	71,189
D.R. Horton, Inc. (Household Durables)	279	50,200
Danaher Corp. (Life Sciences Tools & Services)	620	171,790
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	112	16,384
DaVita, Inc.* (Health Care Providers & Services)	49	6,694
Dayforce, Inc.* (Professional Services)	148	8,773
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	24	22,143
Deere & Co. (Machinery)	243	90,391
Delta Air Lines, Inc. (Passenger Airlines)	606	26,070
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	594	27,936
Dexcom, Inc.* (Health Care Equipment & Supplies)	374	25,365
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	168	33,988
Digital Realty Trust, Inc. (Specialized REITs)	305	45,594
Discover Financial Services (Consumer Finance)	236	33,982
Dollar General Corp. (Consumer Staples Distribution & Retail)	206	24,800
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	195	20,346

See accompanying notes to the financial statements.

12 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Dominion Energy, Inc. (Multi-Utilities)	788	$42,126
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	33	14,147
Dover Corp. (Machinery)	129	23,770
Dow, Inc. (Chemicals)	661	36,005
DTE Energy Co. (Multi-Utilities)	194	23,383
Duke Energy Corp. (Electric Utilities)	725	79,221
DuPont de Nemours, Inc. (Chemicals)	393	32,894
Eastman Chemical Co. (Chemicals)	111	11,470
Eaton Corp. PLC (Electrical Equipment)	376	114,600
eBay, Inc. (Broadline Retail)	476	26,471
Ecolab, Inc. (Chemicals)	239	55,135
Edison International (Electric Utilities)	362	28,964
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	566	35,686
Electronic Arts, Inc. (Entertainment)	229	34,565
Elevance Health, Inc. (Health Care Providers & Services)	218	115,983
Eli Lilly & Co. (Pharmaceuticals)	750	603,202
Emerson Electric Co. (Electrical Equipment)	538	63,005
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	128	14,734
Entergy Corp. (Electric Utilities)	201	23,310
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	540	68,472
EPAM Systems, Inc.* (IT Services)	54	11,617
EQT Corp. (Oil, Gas & Consumable Fuels)	561	19,360
Equifax, Inc. (Professional Services)	116	32,407
Equinix, Inc. (Specialized REITs)	89	70,331
Equity Residential (Residential REITs)	324	22,560
Essex Property Trust, Inc. (Residential REITs)	60	16,702
Etsy, Inc.* (Broadline Retail)	110	7,165
Everest Group, Ltd. (Insurance)	41	16,108
Evergy, Inc. (Electric Utilities)	216	12,528
Eversource Energy (Electric Utilities)	331	21,485
Exelon Corp. (Electric Utilities)	940	34,968
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	119	15,193
Expeditors International of Washington, Inc. (Air Freight & Logistics)	133	16,601
Extra Space Storage, Inc. (Specialized REITs)	199	31,764
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,216	499,975
F5, Inc.* (Communications Equipment)	55	11,200
FactSet Research Systems, Inc. (Capital Markets)	36	14,871
Fair Isaac Corp.* (Software)	23	36,800
Fastenal Co. (Trading Companies & Distributors)	538	38,064
Federal Realty Investment Trust (Retail REITs)	70	7,816
FedEx Corp. (Air Freight & Logistics)	213	64,379
Fidelity National Information Services, Inc. (Financial Services)	523	40,182
Fifth Third Bancorp (Banks)	643	27,225

Common Stocks, continued

	Shares		Value
First Horizon Corp. (Banks)	—	†	$6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	101		21,815
FirstEnergy Corp. (Electric Utilities)	487		20,410
Fiserv, Inc.* (Financial Services)	550		89,964
FMC Corp. (Chemicals)	117		6,828
Ford Motor Co. (Automobiles)	3,685		39,872
Fortinet, Inc.* (Software)	596		34,592
Fortive Corp. (Machinery)	331		23,782
Fox Corp.—Class A (Media)	217		8,255
Fox Corp.—Class B (Media)	124		4,393
Franklin Resources, Inc. (Capital Markets)	282		6,449
Freeport-McMoRan, Inc. (Metals & Mining)	1,350		61,303
Garmin, Ltd. (Household Durables)	144		24,660
Gartner, Inc.* (IT Services)	73		36,587
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	399		33,767
GE Vernova, Inc.* (Electrical Equipment)	258		45,986
Gen Digital, Inc. (Software)	518		13,463
Generac Holdings, Inc.* (Electrical Equipment)	57		8,874
General Dynamics Corp. (Aerospace & Defense)	214		63,924
General Electric Co. (Industrial Conglomerates)	1,029		175,136
General Mills, Inc. (Food Products)	531		35,651
General Motors Co. (Automobiles)	1,072		47,511
Genuine Parts Co. (Distributors)	131		19,271
Gilead Sciences, Inc. (Biotechnology)	1,171		89,066
Global Payments, Inc. (Financial Services)	240		24,394
Globe Life, Inc. (Insurance)	79		7,326
GoDaddy, Inc.*—Class A (IT Services)	132		19,199
Halliburton Co. (Energy Equipment & Services)	832		28,854
Hasbro, Inc. (Leisure Products)	123		7,929
HCA Healthcare, Inc. (Health Care Providers & Services)	182		66,075
Healthpeak Properties, Inc. (Health Care REITs)	661		14,423
Henry Schein, Inc.* (Health Care Providers & Services)	120		8,633
Hess Corp. (Oil, Gas & Consumable Fuels)	260		39,889
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,222		24,330
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	235		50,447
Hologic, Inc.* (Health Care Equipment & Supplies)	219		17,873
Honeywell International, Inc. (Industrial Conglomerates)	612		125,307
Hormel Foods Corp. (Food Products)	273		8,766
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	663		11,609
Howmet Aerospace, Inc. (Aerospace & Defense)	364		34,835

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Bull ProFund :: 13

Common Stocks, continued

	Shares	Value
HP, Inc. (Technology Hardware, Storage & Peripherals)	811	$29,269
Hubbell, Inc. (Electrical Equipment)	50	19,783
Humana, Inc. (Health Care Providers & Services)	113	40,862
Huntington Bancshares, Inc. (Banks)	1,362	20,362
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	37	10,359
IDEX Corp. (Machinery)	71	14,802
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	78	37,137
Illinois Tool Works, Inc. (Machinery)	255	63,056
Incyte Corp.* (Biotechnology)	175	11,387
Ingersoll Rand, Inc. (Machinery)	379	38,052
Insulet Corp.* (Health Care Equipment & Supplies)	66	12,827
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,001	122,991
Intercontinental Exchange, Inc. (Capital Markets)	539	81,691
International Business Machines Corp. (IT Services)	863	165,817
International Flavors & Fragrances, Inc. (Chemicals)	240	23,875
International Paper Co. (Containers & Packaging)	326	15,152
Intuit, Inc. (Software)	263	170,253
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	333	148,055
Invesco, Ltd. (Capital Markets)	423	7,301
Invitation Homes, Inc. (Residential REITs)	541	19,081
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	171	42,105
Iron Mountain, Inc. (Specialized REITs)	275	28,204
J.B. Hunt Transport Services, Inc. (Ground Transportation)	77	13,333
Jabil, Inc. (Electronic Equipment, Instruments & Components)	113	12,732
Jack Henry & Associates, Inc. (Financial Services)	69	11,832
Jacobs Solutions, Inc. (Professional Services)	118	17,269
Johnson & Johnson (Pharmaceuticals)	2,262	357,056
Johnson Controls International PLC (Building Products)	633	45,285
JPMorgan Chase & Co. (Banks)	2,699	574,346
Juniper Networks, Inc. (Communications Equipment)	305	11,495
Kellanova (Food Products)	247	14,363
Kenvue, Inc. (Personal Care Products)	1,800	33,282
Keurig Dr Pepper, Inc. (Beverages)	981	33,629
KeyCorp (Banks)	886	14,291
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	164	22,889
Kimberly-Clark Corp. (Household Products)	316	42,676
Kimco Realty Corp. (Retail REITs)	627	13,625
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,815	38,351

Common Stocks, continued

	Shares	Value
KKR & Co., Inc. (Capital Markets)	625	$77,156
KLA Corp. (Semiconductors & Semiconductor Equipment)	127	104,530
L3Harris Technologies, Inc. (Aerospace & Defense)	178	40,386
Labcorp Holdings, Inc. (Health Care Providers & Services)	79	17,020
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	123	113,313
Lamb Weston Holdings, Inc. (Food Products)	136	8,163
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	343	13,607
Leidos Holdings, Inc. (Professional Services)	127	18,339
Lennar Corp.—Class A (Household Durables)	230	40,694
Linde PLC (Chemicals)	452	204,981
Live Nation Entertainment, Inc.* (Entertainment)	134	12,889
LKQ Corp. (Distributors)	251	10,417
Lockheed Martin Corp. (Aerospace & Defense)	201	108,926
Loews Corp. (Insurance)	171	13,671
Lowe's Cos., Inc. (Specialty Retail)	538	132,084
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	108	27,935
LyondellBasell Industries N.V.—Class A (Chemicals)	242	24,069
M&T Bank Corp. (Banks)	157	27,031
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	530	14,867
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	331	58,594
MarketAxess Holdings, Inc. (Capital Markets)	36	8,047
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	226	51,281
Marsh & McLennan Cos., Inc. (Insurance)	463	103,050
Martin Marietta Materials, Inc. (Construction Materials)	58	34,415
Masco Corp. (Building Products)	207	16,115
Mastercard, Inc.—Class A (Financial Services)	772	357,984
Match Group, Inc.* (Interactive Media & Services)	250	9,535
McCormick & Co., Inc. (Food Products)	237	18,251
McDonald's Corp. (Hotels, Restaurants & Leisure)	677	179,676
McKesson Corp. (Health Care Providers & Services)	122	75,276
Medtronic PLC (Health Care Equipment & Supplies)	1,248	100,239
Merck & Co., Inc. (Pharmaceuticals)	2,380	269,249
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,059	977,674
MetLife, Inc. (Insurance)	561	43,113
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	20	30,421

See accompanying notes to the financial statements.

14 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
MGM Resorts International* (Hotels, Restaurants & Leisure)	236	$10,141
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	508	45,100
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,041	114,323
Microsoft Corp. (Software)	6,985	2,922,174
Mid-America Apartment Communities, Inc. (Residential REITs)	110	15,375
Moderna, Inc.* (Biotechnology)	313	37,316
Mohawk Industries, Inc.* (Household Durables)	50	8,054
Molina Healthcare, Inc.* (Health Care Providers & Services)	55	18,770
Molson Coors Beverage Co.—Class B (Beverages)	171	9,037
Mondelez International, Inc.—Class A (Food Products)	1,261	86,189
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	46	39,702
Monster Beverage Corp.* (Beverages)	667	34,317
Moody's Corp. (Capital Markets)	148	67,559
Morgan Stanley (Capital Markets)	1,176	121,375
Motorola Solutions, Inc. (Communications Equipment)	157	62,630
MSCI, Inc. (Capital Markets)	74	40,016
Nasdaq, Inc. (Capital Markets)	389	26,328
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	194	24,634
Netflix, Inc.* (Entertainment)	405	254,483
Newmont Corp. (Metals & Mining)	1,084	53,191
News Corp.—Class A (Media)	356	9,818
News Corp.—Class B (Media)	108	3,077
NextEra Energy, Inc. (Electric Utilities)	1,931	147,509
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,139	85,266
NiSource, Inc. (Multi-Utilities)	421	13,156
Nordson Corp. (Machinery)	51	12,767
Norfolk Southern Corp. (Ground Transportation)	212	52,907
Northern Trust Corp. (Capital Markets)	192	17,021
Northrop Grumman Corp. (Aerospace & Defense)	131	63,446
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	403	7,427
NRG Energy, Inc. (Electric Utilities)	196	14,733
Nucor Corp. (Metals & Mining)	225	36,662
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,117	2,705,151
NVR, Inc.* (Household Durables)	3	25,822
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	240	63,158
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	625	38,013
Old Dominion Freight Line, Inc. (Ground Transportation)	167	35,100
Omnicom Group, Inc. (Media)	184	18,039

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	404	$31,613
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	549	45,748
Oracle Corp. (Software)	1,498	208,896
O'Reilly Automotive, Inc.* (Specialty Retail)	55	61,949
Otis Worldwide Corp. (Machinery)	380	35,910
PACCAR, Inc. (Machinery)	493	48,639
Packaging Corp. of America (Containers & Packaging)	84	16,789
Palo Alto Networks, Inc.* (Software)	304	98,718
Paramount Global—Class B (Media)	465	5,310
Parker-Hannifin Corp. (Machinery)	121	67,900
Paychex, Inc. (Professional Services)	301	38,534
Paycom Software, Inc. (Professional Services)	45	7,506
PayPal Holdings, Inc.* (Financial Services)	983	64,662
Pentair PLC (Machinery)	156	13,708
PepsiCo, Inc. (Beverages)	1,292	223,090
Pfizer, Inc. (Pharmaceuticals)	5,325	162,626
PG&E Corp. (Electric Utilities)	2,008	36,646
Philip Morris International, Inc. (Tobacco)	1,461	168,249
Phillips 66 (Oil, Gas & Consumable Fuels)	398	57,901
Pinnacle West Capital Corp. (Electric Utilities)	107	9,158
Pool Corp. (Distributors)	36	13,465
PPG Industries, Inc. (Chemicals)	221	28,063
PPL Corp. (Electric Utilities)	693	20,596
Principal Financial Group, Inc. (Insurance)	203	16,547
Prologis, Inc. (Industrial REITs)	870	109,664
Prudential Financial, Inc. (Insurance)	337	42,233
PTC, Inc.* (Software)	113	20,097
Public Service Enterprise Group, Inc. (Multi-Utilities)	468	37,332
Public Storage (Specialized REITs)	149	44,092
PulteGroup, Inc. (Household Durables)	198	26,136
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	91	10,902
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,051	190,178
Quanta Services, Inc. (Construction & Engineering)	138	36,622
Quest Diagnostics, Inc. (Health Care Providers & Services)	104	14,799
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	37	6,497
Raymond James Financial, Inc. (Capital Markets)	175	20,300
Realty Income Corp. (Retail REITs)	818	46,977
Regency Centers Corp. (Retail REITs)	155	10,438
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	100	107,919
Regions Financial Corp. (Banks)	861	19,261
Republic Services, Inc. (Commercial Services & Supplies)	192	37,309
ResMed, Inc. (Health Care Equipment & Supplies)	138	29,429
Revvity, Inc. (Life Sciences Tools & Services)	116	14,571

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Bull ProFund :: 15

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Electrical Equipment)	107	$29,816
Rollins, Inc. (Commercial Services & Supplies)	264	12,648
Roper Technologies, Inc. (Software)	101	55,020
Ross Stores, Inc. (Specialty Retail)	315	45,117
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	223	34,949
RTX Corp. (Aerospace & Defense)	1,250	146,862
S&P Global, Inc. (Capital Markets)	301	145,904
Salesforce, Inc. (Software)	913	236,284
SBA Communications Corp. (Specialized REITs)	101	22,174
Schlumberger N.V. (Energy Equipment & Services)	1,343	64,854
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	184	18,799
Sempra (Multi-Utilities)	595	47,636
ServiceNow, Inc.* (Software)	193	157,177
Simon Property Group, Inc. (Retail REITs)	306	46,952
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	151	17,157
Smurfit WestRock PLC* (Containers & Packaging)	485	21,748
Snap-on, Inc. (Machinery)	50	14,352
Solventum Corp.* (Health Care Providers & Services)	130	7,654
Southwest Airlines Co. (Passenger Airlines)	562	15,140
Stanley Black & Decker, Inc. (Machinery)	145	15,315
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,065	83,017
State Street Corp. (Capital Markets)	283	24,047
Steel Dynamics, Inc. (Metals & Mining)	139	18,518
STERIS PLC (Health Care Equipment & Supplies)	93	22,205
Stryker Corp. (Health Care Equipment & Supplies)	319	104,457
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	47	32,978
Synchrony Financial (Consumer Finance)	377	19,148
Synopsys, Inc.* (Software)	143	79,840
Sysco Corp. (Consumer Staples Distribution & Retail)	468	35,872
T. Rowe Price Group, Inc. (Capital Markets)	210	23,984
Take-Two Interactive Software, Inc.* (Entertainment)	149	22,429
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	216	8,659
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	208	28,138
Target Corp. (Consumer Staples Distribution & Retail)	435	65,428
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	288	44,447

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	45	$18,984
Teleflex, Inc. (Health Care Equipment & Supplies)	44	9,720
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	147	19,281
Tesla, Inc.* (Automobiles)	2,608	605,238
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	856	174,461
Textron, Inc. (Aerospace & Defense)	179	16,629
The AES Corp. (Independent Power and Renewable Electricity Producers)	668	11,884
The Allstate Corp. (Insurance)	248	42,438
The Bank of New York Mellon Corp. (Capital Markets)	703	45,744
The Boeing Co.* (Aerospace & Defense)	542	103,305
The Charles Schwab Corp. (Capital Markets)	1,403	91,462
The Cigna Group (Health Care Providers & Services)	267	93,095
The Clorox Co. (Household Products)	117	15,436
The Coca-Cola Co. (Beverages)	3,644	243,200
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	187	17,453
The Estee Lauder Cos., Inc. (Personal Care Products)	219	21,815
The Goldman Sachs Group, Inc. (Capital Markets)	303	154,235
The Hartford Financial Services Group, Inc. (Insurance)	278	30,836
The Hershey Co. (Food Products)	139	27,450
The Home Depot, Inc. (Specialty Retail)	931	342,758
The Interpublic Group of Cos., Inc. (Media)	355	11,420
The J M Smucker Co. (Food Products)	100	11,795
The Kraft Heinz Co. (Food Products)	742	26,126
The Kroger Co. (Consumer Staples Distribution & Retail)	629	34,281
The Mosaic Co. (Chemicals)	302	8,991
The PNC Financial Services Group, Inc. (Banks)	374	67,731
The Procter & Gamble Co. (Household Products)	2,218	356,566
The Progressive Corp. (Insurance)	550	117,765
The Sherwin-Williams Co. (Chemicals)	219	76,824
The Southern Co. (Electric Utilities)	1,028	85,859
The TJX Cos., Inc. (Specialty Retail)	1,064	120,253
The Travelers Cos., Inc. (Insurance)	215	46,535
The Walt Disney Co. (Entertainment)	1,713	160,491
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,145	49,166
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	359	220,188
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	485	88,406
Tractor Supply Co. (Specialty Retail)	101	26,595
Trane Technologies PLC (Building Products)	213	71,201

See accompanying notes to the financial statements.

16 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
TransDigm Group, Inc. (Aerospace & Defense)	53	$68,594
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	230	12,544
Truist Financial Corp. (Banks)	1,258	56,220
Tyler Technologies, Inc.* (Software)	40	22,724
Tyson Foods, Inc.—Class A (Food Products)	269	16,382
U.S. Bancorp (Banks)	1,467	65,839
Uber Technologies, Inc.* (Ground Transportation)	1,964	126,619
UDR, Inc. (Residential REITs)	285	11,420
Ulta Beauty, Inc.* (Specialty Retail)	45	16,420
Union Pacific Corp. (Ground Transportation)	573	141,375
United Airlines Holdings, Inc.* (Passenger Airlines)	309	14,035
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	685	89,303
United Rentals, Inc. (Trading Companies & Distributors)	63	47,697
UnitedHealth Group, Inc. (Health Care Providers & Services)	865	498,379
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	56	11,971
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	307	49,648
Ventas, Inc. (Health Care REITs)	380	20,687
Veralto Corp. (Commercial Services & Supplies)	206	21,951
VeriSign, Inc.* (IT Services)	81	15,148
Verisk Analytics, Inc. (Professional Services)	134	35,075
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,956	160,297
Vertex Pharmaceuticals, Inc.* (Biotechnology)	243	120,460
Viatris, Inc. (Pharmaceuticals)	1,119	13,495
VICI Properties, Inc. (Specialized REITs)	980	30,635
Visa, Inc.—Class A (Financial Services)	1,479	392,926
Vistra Corp. (Independent Power and Renewable Electricity Producers)	307	24,320
Vulcan Materials Co. (Construction Materials)	124	34,039
W.R. Berkley Corp. (Insurance)	285	15,712
W.W. Grainger, Inc. (Trading Companies & Distributors)	41	40,049
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	673	7,989
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,014	275,521
Warner Bros. Discovery, Inc.* (Entertainment)	2,096	18,130
Waste Management, Inc. (Commercial Services & Supplies)	343	69,513
Waters Corp.* (Life Sciences Tools & Services)	56	18,832

Common Stocks, continued

	Shares	Value
WEC Energy Group, Inc. (Multi-Utilities)	297	$25,560
Wells Fargo & Co. (Banks)	3,276	194,398
Welltower, Inc. (Health Care REITs)	562	62,523
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	68	20,820
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	307	20,584
Westinghouse Air Brake Technologies Corp. (Machinery)	166	26,751
Weyerhaeuser Co. (Specialized REITs)	685	21,756
Willis Towers Watson PLC (Insurance)	96	27,099
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	89	7,371
Xcel Energy, Inc. (Electric Utilities)	522	30,422
Xylem, Inc. (Machinery)	228	30,438
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	265	35,200
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	48	16,857
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	193	21,491
Zoetis, Inc. (Pharmaceuticals)	429	77,237
TOTAL COMMON STOCKS (Cost $19,168,038)		43,590,134

Repurchase Agreements(a)(b) (15.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $7,900,140	$7,899,000	$7,899,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,899,000)		7,899,000
TOTAL INVESTMENT SECURITIES (Cost $27,067,038)—100.5%		51,489,134
Net other assets (liabilities)—(0.5)%		(258,634)
NET ASSETS—100.0%		$51,230,500

†  Number of shares is less than 0.50.

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $315,000.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Bull ProFund :: 17

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	9/23/24	$5,002,200	$(46,773)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/24	6.08%	$2,576,152	$32,171
S&P 500	UBS AG	8/27/24	5.93%	55,223	574
				$2,631,375	$32,745

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Bull ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$677,367	1.3%
Air Freight & Logistics	180,079	0.4%
Automobile Components	25,320	0.1%
Automobiles	692,621	1.4%
Banks	1,459,045	2.9%
Beverages	587,879	1.1%
Biotechnology	870,553	1.7%
Broadline Retail	1,642,786	3.2%
Building Products	226,365	0.4%
Capital Markets	1,307,475	2.6%
Chemicals	637,737	1.2%
Commercial Services & Supplies	246,316	0.5%
Communications Equipment	352,504	0.7%
Construction & Engineering	36,622	0.1%
Construction Materials	68,454	0.1%
Consumer Finance	242,605	0.5%
Consumer Staples Distribution & Retail	807,011	1.6%
Containers & Packaging	103,106	0.2%
Distributors	43,153	0.1%
Diversified Telecommunication Services	290,004	0.6%
Electric Utilities	683,973	1.3%
Electrical Equipment	319,883	0.6%
Electronic Equipment, Instruments & Components	257,492	0.5%
Energy Equipment & Services	130,027	0.3%
Entertainment	502,987	1.0%
Financial Services	1,727,832	3.4%
Food Products	318,250	0.6%
Gas Utilities	18,159	NM
Ground Transportation	433,813	0.8%
Health Care Equipment & Supplies	989,048	1.9%
Health Care Providers & Services	1,145,213	2.2%
Health Care REITs	97,633	0.2%
Hotel & Resort REITs	11,609	NM
Hotels, Restaurants & Leisure	790,173	1.5%
Household Durables	175,566	0.3%
Household Products	513,695	1.0%
Independent Power and Renewable Electricity Producers	36,204	0.1%
Industrial Conglomerates	366,769	0.7%

	Value	% of Net Assets
Industrial REITs	$109,664	0.3%
Insurance	932,222	1.8%
Interactive Media & Services	2,729,389	5.3%
IT Services	493,161	1.0%
Leisure Products	7,929	NM
Life Sciences Tools & Services	587,833	1.1%
Machinery	716,527	1.4%
Media	247,080	0.5%
Metals & Mining	169,674	0.3%
Multi-Utilities	275,671	0.5%
Office REITs	27,057	0.1%
Oil, Gas & Consumable Fuels	1,479,348	2.9%
Passenger Airlines	61,810	0.1%
Personal Care Products	55,097	0.1%
Pharmaceuticals	1,583,556	3.1%
Professional Services	282,765	0.6%
Real Estate Management & Development	61,857	0.1%
Residential REITs	123,467	0.2%
Retail REITs	125,808	0.2%
Semiconductors & Semiconductor Equipment	4,938,605	9.6%
Software	4,501,869	8.8%
Specialized REITs	436,218	0.9%
Specialty Retail	831,190	1.6%
Technology Hardware, Storage & Peripherals	3,158,890	6.2%
Textiles, Apparel & Luxury Goods	150,500	0.3%
Tobacco	247,351	0.5%
Trading Companies & Distributors	125,810	0.2%
Water Utilities	26,052	0.1%
Wireless Telecommunication Services	88,406	0.2%
Other**	7,640,366	14.9%
Total	$51,230,500	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

18 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (79.3%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	5,220	$895,439
Alphabet, Inc.—Class C (Interactive Media & Services)	4,344	752,164
AT&T, Inc. (Diversified Telecommunication Services)	18,833	362,536
Charter Communications, Inc.*—Class A (Media)	1,098	416,932
Comcast Corp.—Class A (Media)	8,874	366,230
Electronic Arts, Inc. (Entertainment)	2,443	368,747
Fox Corp.—Class A (Media)	2,594	98,676
Fox Corp.—Class B (Media)	1,480	52,436
Live Nation Entertainment, Inc.* (Entertainment)	1,597	153,615
Match Group, Inc.* (Interactive Media & Services)	2,982	113,733
Meta Platforms, Inc.—Class A (Interactive Media & Services)	3,367	1,598,753
Netflix, Inc.* (Entertainment)	496	311,662
News Corp.—Class A (Media)	4,254	117,325
News Corp.—Class B (Media)	1,285	36,610
Omnicom Group, Inc. (Media)	2,196	215,296
Paramount Global—Class B (Media)	5,545	63,324
Take-Two Interactive Software, Inc.* (Entertainment)	1,780	267,943
The Interpublic Group of Cos., Inc. (Media)	4,235	136,240
The Walt Disney Co. (Entertainment)	3,323	311,332
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,887	343,962
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,374	339,314
Warner Bros. Discovery, Inc.* (Entertainment)	25,006	216,302
TOTAL COMMON STOCKS (Cost $4,988,585)		7,538,571

Repurchase Agreements(a)(b) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,916,277	$1,916,000	$1,916,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,916,000)		1,916,000
TOTAL INVESTMENT SECURITIES (Cost $6,904,585)—99.5%		9,454,571
Net other assets (liabilities)—0.5%		45,685
NET ASSETS—100.0%		$9,500,256

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $782,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$3,898,289	$8,155
S&P Communication Services Select Sector Index	UBS AG	8/23/24	5.68%	2,809,028	(37,008)
				$6,707,317	$(28,853)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 19

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$701,850	7.4%
Entertainment	1,629,601	17.1%
Interactive Media & Services	3,360,089	35.4%
Media	1,503,069	15.8%
Wireless Telecommunication Services	343,962	3.6%
Other**	1,961,685	20.7%
Total	$9,500,256	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

20 :: Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (78.6%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,774	$666,259
Amazon.com, Inc.* (Broadline Retail)	47,745	8,927,360
Aptiv PLC* (Automobile Components)	2,943	204,215
AutoZone, Inc.* (Specialty Retail)	188	589,134
Bath & Body Works, Inc. (Specialty Retail)	2,419	88,898
Best Buy Co., Inc. (Specialty Retail)	2,084	180,308
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	367	1,363,409
BorgWarner, Inc. (Automobile Components)	2,464	87,004
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,341	93,523
CarMax, Inc.* (Specialty Retail)	1,702	143,717
Carnival Corp.* (Hotels, Restaurants & Leisure)	10,923	181,977
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	14,847	806,489
D.R. Horton, Inc. (Household Durables)	3,206	576,855
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,292	189,007
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	277	255,569
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	377	161,620
eBay, Inc. (Broadline Retail)	5,472	304,298
Etsy, Inc.* (Broadline Retail)	1,267	82,532
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,375	175,546
Ford Motor Co. (Automobiles)	42,396	458,725
Garmin, Ltd. (Household Durables)	1,663	284,789
General Motors Co. (Automobiles)	12,336	546,732
Genuine Parts Co. (Distributors)	1,507	221,694
Hasbro, Inc. (Leisure Products)	1,417	91,340
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,704	580,468
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,947	156,577
Lennar Corp.—Class A (Household Durables)	2,649	468,688
LKQ Corp. (Distributors)	2,884	119,686
Lowe's Cos., Inc. (Specialty Retail)	6,186	1,518,725
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,239	320,480
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,594	589,649
McDonald's Corp. (Hotels, Restaurants & Leisure)	6,765	1,795,431
MGM Resorts International* (Hotels, Restaurants & Leisure)	2,714	116,621
Mohawk Industries, Inc.* (Household Durables)	573	92,293
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	13,098	980,515
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	4,641	85,534
Common Stocks, continued

	Shares	Value
NVR, Inc.* (Household Durables)	34	$292,654
O'Reilly Automotive, Inc.* (Specialty Retail)	635	715,226
Pool Corp. (Distributors)	416	155,601
PulteGroup, Inc. (Household Durables)	2,275	300,300
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	423	74,275
Ross Stores, Inc. (Specialty Retail)	3,626	519,352
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	2,561	401,360
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,248	954,732
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	2,484	99,584
Tesla, Inc.* (Automobiles)	29,621	6,874,145
The Home Depot, Inc. (Specialty Retail)	10,580	3,895,132
The TJX Cos., Inc. (Specialty Retail)	12,246	1,384,043
Tractor Supply Co. (Specialty Retail)	1,165	306,768
Ulta Beauty, Inc.* (Specialty Retail)	518	189,013
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,022	84,642
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,045	404,467
TOTAL COMMON STOCKS (Cost $26,605,371)		40,156,961

Repurchase Agreements(a)(b) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $11,794,703	$11,793,000	$11,793,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,793,000)		11,793,000
TOTAL INVESTMENT SECURITIES (Cost $38,398,371)—101.7%		51,949,961
Net other assets (liabilities)—(1.7)%		(859,404)
NET ASSETS—100.0%		$51,090,557

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $7,562,000.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund :: 21

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$17,684,037	$(224,502)
S&P Consumer Discretionary Select Sector Index	UBS AG	8/23/24	5.68%	18,814,982	(179,726)
				$36,499,019	$(404,228)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Automobile Components	$291,219	0.6%
Automobiles	7,879,602	15.4%
Broadline Retail	9,314,190	18.2%
Distributors	496,981	1.0%
Hotels, Restaurants & Leisure	8,807,311	17.2%
Household Durables	2,015,579	3.9%
Leisure Products	91,340	0.2%
Specialty Retail	9,530,316	18.7%
Textiles, Apparel & Luxury Goods	1,730,423	3.4%
Other**	10,933,596	21.4%
Total	$51,090,557	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

22 :: Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (83.6%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,075	$101,696
Archer-Daniels-Midland Co. (Food Products)	597	37,020
Brown-Forman Corp.—Class B (Beverages)	216	9,755
Bunge Global SA (Food Products)	171	17,994
Campbell Soup Co. (Food Products)	237	11,106
Church & Dwight Co., Inc. (Household Products)	296	29,011
Colgate-Palmolive Co. (Household Products)	991	98,297
Conagra Brands, Inc. (Food Products)	577	17,495
Constellation Brands, Inc.—Class A (Beverages)	194	47,561
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	465	382,230
Dollar General Corp. (Consumer Staples Distribution & Retail)	266	32,024
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	251	26,189
General Mills, Inc. (Food Products)	682	45,789
Hormel Foods Corp. (Food Products)	351	11,271
Kellanova (Food Products)	318	18,492
Kenvue, Inc. (Personal Care Products)	2,312	42,749
Keurig Dr Pepper, Inc. (Beverages)	1,261	43,227
Kimberly-Clark Corp. (Household Products)	406	54,830
Lamb Weston Holdings, Inc. (Food Products)	175	10,504
McCormick & Co., Inc. (Food Products)	304	23,411
Molson Coors Beverage Co.—Class B (Beverages)	220	11,627
Mondelez International, Inc.—Class A (Food Products)	1,620	110,726
Monster Beverage Corp.* (Beverages)	857	44,093
PepsiCo, Inc. (Beverages)	758	130,884
Philip Morris International, Inc. (Tobacco)	1,216	140,034
Sysco Corp. (Consumer Staples Distribution & Retail)	602	46,143
Target Corp. (Consumer Staples Distribution & Retail)	558	83,929
The Clorox Co. (Household Products)	150	19,790
The Coca-Cola Co. (Beverages)	4,059	270,897
The Estee Lauder Cos., Inc. (Personal Care Products)	282	28,090
The Hershey Co. (Food Products)	178	35,151

Common Stocks, continued

	Shares	Value
The J M Smucker Co. (Food Products)	129	$15,216
The Kraft Heinz Co. (Food Products)	954	33,590
The Kroger Co. (Consumer Staples Distribution & Retail)	809	44,091
The Procter & Gamble Co. (Household Products)	2,470	397,077
Tyson Foods, Inc.—Class A (Food Products)	345	21,011
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	865	10,268
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,472	306,958
TOTAL COMMON STOCKS (Cost $1,727,408)		2,810,226

Repurchase Agreements(a)(b) (19.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $649,094	$649,000	$649,000
TOTAL REPURCHASE AGREEMENTS (Cost $649,000)		649,000
TOTAL INVESTMENT SECURITIES (Cost $2,376,408)—102.9%		3,459,226
Net other assets (liabilities)—(2.9)%		(98,727)
NET ASSETS—100.0%		$3,360,499

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $464,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$1,410,625	$(1,811)
S&P Consumer Staples Select Sector Index	UBS AG	8/23/24	5.68%	823,717	(1,560)
				$2,234,342	$(3,371)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Consumer Staples UltraSector ProFund :: 23

Consumer Staples UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Beverages	$558,044	16.6%
Consumer Staples Distribution & Retail	931,831	27.7%
Food Products	408,776	12.2%
Household Products	599,005	17.8%
Personal Care Products	70,839	2.1%
Tobacco	241,731	7.2%
Other**	550,273	16.4%
Total	$3,360,499	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

24 :: Energy UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (84.9%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	5,430	$169,362
Baker Hughes Co. (Energy Equipment & Services)	15,051	582,775
Chevron Corp. (Oil, Gas & Consumable Fuels)	23,435	3,760,614
ConocoPhillips (Oil, Gas & Consumable Fuels)	8,109	901,721
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	11,224	289,579
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	9,531	448,243
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,690	544,214
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,858	996,394
EQT Corp. (Oil, Gas & Consumable Fuels)	8,951	308,899
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	41,551	4,927,533
Halliburton Co. (Energy Equipment & Services)	13,351	463,013
Hess Corp. (Oil, Gas & Consumable Fuels)	4,168	639,455
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	29,120	615,306
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	8,506	238,593
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,216	923,336
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,029	609,964
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,802	733,471
Phillips 66 (Oil, Gas & Consumable Fuels)	6,394	930,199
Schlumberger N.V. (Energy Equipment & Services)	20,628	996,126
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,344	452,376

Common Stocks, continued

	Shares	Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	18,380	$789,237
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	4,931	797,441
TOTAL COMMON STOCKS (Cost $6,906,801)		21,117,851

Repurchase Agreements(a)(b) (18.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $4,708,680	$4,708,000	$4,708,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,708,000)		4,708,000
TOTAL INVESTMENT SECURITIES (Cost $11,614,801)—103.8%		25,825,851
Net other assets (liabilities)—(3.8)%		(944,735)
NET ASSETS—100.0%		$24,881,116

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $3,299,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$10,031,496	$282,245
S&P Energy Select Sector Index	UBS AG	8/23/24	5.63%	6,251,668	243,043
				$16,283,164	$525,288

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Energy UltraSector ProFund :: 25

Energy UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$2,041,913	8.2%
Oil, Gas & Consumable Fuels	19,075,938	76.7%
Other**	3,763,265	15.1%
Total	$24,881,116	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

26 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (100.0%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	2,719	$161,781
ArcelorMittal SANYS (Metals & Mining)	3,544	81,016
Argenx SE*ADR (Biotechnology)	243	125,356
Ascendis Pharma A/S*ADR (Biotechnology)	727	97,055
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	291	272,581
AstraZeneca PLCADR (Pharmaceuticals)	1,796	142,153
Barclays PLCADR (Banks)	13,351	159,144
BioNTech SE*ADR (Biotechnology)	971	83,700
BP PLCADR (Oil, Gas & Consumable Fuels)	4,419	156,388
British American Tobacco PLCADR (Tobacco)	4,466	159,168
Diageo PLCADR (Beverages)	971	121,132
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	4,808	127,700
GSK PLCADR (Pharmaceuticals)	3,738	144,923
Haleon PLCADR (Personal Care Products)	13,448	123,049
HSBC Holdings PLCADR(a) (Banks)	3,885	175,408
ING Groep N.V.ADR (Banks)	8,156	147,868
National Grid PLC*ADR (Multi-Utilities)	1,748	112,659
Nokia OyjADR (Communications Equipment)	28,935	113,425
Novo Nordisk A/SADR (Pharmaceuticals)	291	38,595
RELX PLCADR (Professional Services)	3,495	165,069
Rio Tinto PLCADR (Metals & Mining)	2,330	151,823
Ryanair Holdings PLCADR (Passenger Airlines)	777	78,710
Sanofi S.A.ADR (Pharmaceuticals)	3,495	181,076
SAP SEADR (Software)	1,408	297,933
Shell PLCADR (Oil, Gas & Consumable Fuels)	3,593	263,080
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	2,332	78,728
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	15,681	108,042
Tenaris S.A.ADR (Energy Equipment & Services)	2,816	89,661
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	2,185	148,099
Vodafone Group PLCADR (Wireless Telecommunication Services)	11,603	108,604
TOTAL COMMON STOCKS (Cost $3,426,813)		4,213,926

Collateral for Securities Loaned(b) (7.0%)

Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(c)	296,101	296,101
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $296,101)		296,101
TOTAL INVESTMENT SECURITIES (Cost $3,722,914)—107.0%		4,510,027
Net other assets (liabilities)—(7.0)%		(295,869)
NET ASSETS—100.0%		$4,214,158

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $292,824.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(c)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

ADR  American Depositary Receipt

NYS  New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Banks	$482,420	11.4%
Beverages	282,913	6.7%
Biotechnology	306,111	7.3%
Communications Equipment	221,467	5.3%
Energy Equipment & Services	89,661	2.1%
Metals & Mining	232,839	5.5%
Multi-Utilities	112,659	2.7%
Oil, Gas & Consumable Fuels	695,268	16.5%
Passenger Airlines	78,710	1.9%
Personal Care Products	123,049	2.9%
Pharmaceuticals	506,747	12.0%
Professional Services	165,069	3.9%
Semiconductors & Semiconductor Equipment	351,308	8.3%
Software	297,933	7.1%
Tobacco	159,168	3.8%
Wireless Telecommunication Services	108,604	2.6%
Other**	232	NM
Total	$4,214,158	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2024:

	Value	% of Net Assets
Belgium	$161,781	3.8%
Denmark	135,650	3.2%
Finland	113,425	2.7%
France	329,175	7.8%
Germany	381,633	9.1%
Ireland	78,710	1.9%
Luxembourg	170,677	4.1%
Netherlands	545,805	13.0%
Norway	127,700	3.0%
Sweden	108,042	2.6%
Switzerland	78,728	1.9%
United Kingdom	1,982,600	46.9%
Other**	232	NM
Total	$4,214,158	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 27

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,128,163	$1,128,000	$1,128,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,128,000)		1,128,000
TOTAL INVESTMENT SECURITIES (Cost $1,128,000)—98.3%		1,128,000
Net other assets (liabilities)—1.7%		19,441
NET ASSETS—100.0%		$1,147,441

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $15,000.

As of July 31, 2024, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$13,148	British pound	10,183	8/9/24	$13,089	$59
U.S. dollar	10,183	Canadian dollar	13,978	8/9/24	10,128	55
U.S. dollar	64,129	Euro	58,902	8/9/24	63,766	363
U.S. dollar	15,294	Japanese yen	2,402,826	8/9/24	16,064	(770)
U.S. dollar	4,386	Swedish krona	46,852	8/9/24	4,378	8
U.S. dollar	4,013	Swiss franc	3,561	8/9/24	4,062	(49)
Total Short Contracts	$111,153				$111,487	$(334)
Long:
British pound	74,136	U.S. dollar	$95,474	8/9/24	$95,296	$(178)
Canadian dollar	122,530	U.S. dollar	89,887	8/9/24	88,783	(1,104)
Euro	327,017	U.S. dollar	355,462	8/9/24	354,021	(1,441)
Japanese yen	10,584,422	U.S. dollar	66,718	8/9/24	70,763	4,045
Swedish krona	228,546	U.S. dollar	21,674	8/9/24	21,357	(317)
Swiss franc	24,112	U.S. dollar	27,012	8/9/24	27,506	494
Total Long Contracts			$656,227		$657,726	$1,499

As of July 31, 2024, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$87,709	British pound	67,955	8/9/24	$87,350	$359
U.S. dollar	65,205	Canadian dollar	89,983	8/9/24	65,200	5
U.S. dollar	420,734	Euro	387,546	8/9/24	419,548	1,186
U.S. dollar	103,378	Japanese yen	15,962,030	8/9/24	106,715	(3,337)
U.S. dollar	30,016	Swedish krona	322,986	8/9/24	30,182	(166)
U.S. dollar	26,885	Swiss franc	23,785	8/9/24	27,132	(247)
Total Short Contracts	$733,927				$736,127	$(2,200)
Long:
British pound	109,407	U.S. dollar	$140,731	8/9/24	$140,634	$(97)
Canadian dollar	124,642	U.S. dollar	90,784	8/9/24	90,313	(471)
Euro	724,702	U.S. dollar	786,125	8/9/24	784,546	(1,579)
Japanese yen	31,432,847	U.S. dollar	198,669	8/9/24	210,146	11,477
Swedish krona	655,432	U.S. dollar	61,661	8/9/24	61,249	(412)
Swiss franc	39,348	U.S. dollar	44,147	8/9/24	44,886	739
Total Long Contracts			$1,322,117		$1,331,774	$9,657
Total unrealized appreciation						$18,790
Total unrealized (depreciation)						(10,168)
Total net unrealized appreciation/(depreciation)						$8,622

See accompanying notes to the financial statements.

28 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (74.7%)

	Shares	Value
Aflac, Inc. (Insurance)	2,200	$209,836
American Express Co. (Consumer Finance)	2,418	611,852
American International Group, Inc. (Insurance)	2,824	223,746
Ameriprise Financial, Inc. (Capital Markets)	423	181,920
Aon PLC—Class A (Insurance)	925	303,872
Arch Capital Group, Ltd.* (Insurance)	1,591	152,386
Arthur J. Gallagher & Co. (Insurance)	930	263,646
Assurant, Inc. (Insurance)	221	38,646
Bank of America Corp. (Banks)	28,950	1,166,975
Berkshire Hathaway, Inc.*—Class B (Financial Services)	7,703	3,377,765
BlackRock, Inc. (Capital Markets)	594	520,641
Blackstone, Inc. (Capital Markets)	3,041	432,278
Brown & Brown, Inc. (Insurance)	1,007	100,126
Capital One Financial Corp. (Consumer Finance)	1,626	246,176
Cboe Global Markets, Inc. (Capital Markets)	447	82,029
Chubb, Ltd. (Insurance)	1,728	476,340
Cincinnati Financial Corp. (Insurance)	666	86,993
Citigroup, Inc. (Banks)	8,116	526,566
Citizens Financial Group, Inc. (Banks)	1,936	82,609
CME Group, Inc. (Capital Markets)	1,532	296,764
Corpay, Inc.* (Software)	299	87,254
Discover Financial Services (Consumer Finance)	1,066	153,493
Everest Group, Ltd. (Insurance)	185	72,681
FactSet Research Systems, Inc. (Capital Markets)	162	66,921
Fidelity National Information Services, Inc. (Financial Services)	2,367	181,857
Fifth Third Bancorp (Banks)	2,911	123,252
First Horizon Corp. (Banks)	1	12
Fiserv, Inc.* (Financial Services)	2,490	407,289
Franklin Resources, Inc. (Capital Markets)	1,276	29,182
Global Payments, Inc. (Financial Services)	1,086	110,381
Globe Life, Inc. (Insurance)	357	33,108
Huntington Bancshares, Inc. (Banks)	6,167	92,197
Intercontinental Exchange, Inc. (Capital Markets)	2,441	369,958
Invesco, Ltd. (Capital Markets)	1,914	33,036
Jack Henry & Associates, Inc. (Financial Services)	310	53,159
JPMorgan Chase & Co. (Banks)	12,219	2,600,202
KeyCorp (Banks)	4,012	64,714
KKR & Co., Inc. (Capital Markets)	2,832	349,610
Loews Corp. (Insurance)	773	61,801
M&T Bank Corp. (Banks)	710	122,241
MarketAxess Holdings, Inc. (Capital Markets)	161	35,988
Marsh & McLennan Cos., Inc. (Insurance)	2,097	466,729
Mastercard, Inc.—Class A (Financial Services)	3,493	1,619,739
MetLife, Inc. (Insurance)	2,542	195,353
Moody's Corp. (Capital Markets)	668	304,929
Morgan Stanley (Capital Markets)	5,325	549,593
MSCI, Inc. (Capital Markets)	337	182,236
Nasdaq, Inc. (Capital Markets)	1,761	119,184
Northern Trust Corp. (Capital Markets)	871	77,214
PayPal Holdings, Inc.* (Financial Services)	4,451	292,787
Principal Financial Group, Inc. (Insurance)	918	74,826
Prudential Financial, Inc. (Insurance)	1,528	191,489
Raymond James Financial, Inc. (Capital Markets)	794	92,104
Regions Financial Corp. (Banks)	3,897	87,176
S&P Global, Inc. (Capital Markets)	1,362	660,202

Common Stocks, continued

	Shares	Value
State Street Corp. (Capital Markets)	1,282	$108,932
Synchrony Financial (Consumer Finance)	1,709	86,800
T. Rowe Price Group, Inc. (Capital Markets)	950	108,500
The Allstate Corp. (Insurance)	1,123	192,168
The Bank of New York Mellon Corp. (Capital Markets)	3,182	207,053
The Charles Schwab Corp. (Capital Markets)	6,352	414,087
The Goldman Sachs Group, Inc. (Capital Markets)	1,372	698,388
The Hartford Financial Services Group, Inc. (Insurance)	1,258	139,537
The PNC Financial Services Group, Inc. (Banks)	1,693	306,602
The Progressive Corp. (Insurance)	2,492	533,586
The Travelers Cos., Inc. (Insurance)	974	210,813
Truist Financial Corp. (Banks)	5,694	254,465
U.S. Bancorp (Banks)	6,640	298,003
Visa, Inc.—Class A (Financial Services)	6,698	1,779,458
W.R. Berkley Corp. (Insurance)	1,289	71,063
Wells Fargo & Co. (Banks)	14,835	880,309
Willis Towers Watson PLC (Insurance)	435	122,792
TOTAL COMMON STOCKS (Cost $20,612,866)		25,755,619

Repurchase Agreements(a)(b) (27.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $9,292,341	$9,291,000	$9,291,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,291,000)		9,291,000
TOTAL INVESTMENT SECURITIES (Cost $29,903,866)—101.7%		35,046,619
Net other assets (liabilities)—(1.7)%		(581,044)
NET ASSETS—100.0%		$34,465,575

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $4,995,000.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 29

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$14,129,983	$202,194
S&P Financial Select Sector Index	UBS AG	8/23/24	5.98%	11,849,579	164,715
				$25,979,562	$366,909

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Banks	$6,605,323	19.2%
Capital Markets	5,920,749	17.2%
Consumer Finance	1,098,321	3.2%
Financial Services	7,822,435	22.7%
Insurance	4,221,537	12.2%
Software	87,254	0.2%
Other**	8,709,956	25.3%
Total	$34,465,575	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

30 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (84.2%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,994	$423,123
AbbVie, Inc. (Biotechnology)	4,054	751,287
Agilent Technologies, Inc. (Life Sciences Tools & Services)	674	95,304
Align Technology, Inc.* (Health Care Equipment & Supplies)	162	37,565
Amgen, Inc. (Biotechnology)	1,231	409,271
Baxter International, Inc. (Health Care Equipment & Supplies)	1,169	41,874
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	663	159,823
Biogen, Inc.* (Biotechnology)	334	71,209
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	46	15,565
Bio-Techne Corp. (Life Sciences Tools & Services)	363	29,617
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,375	249,345
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,653	221,297
Cardinal Health, Inc. (Health Care Providers & Services)	560	56,465
Catalent, Inc.* (Pharmaceuticals)	417	24,745
Cencora, Inc. (Health Care Providers & Services)	380	90,394
Centene Corp.* (Health Care Providers & Services)	1,226	94,304
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	119	29,048
CVS Health Corp. (Health Care Providers & Services)	2,883	173,931
Danaher Corp. (Life Sciences Tools & Services)	1,513	419,222
DaVita, Inc.* (Health Care Providers & Services)	120	16,394
Dexcom, Inc.* (Health Care Equipment & Supplies)	913	61,920
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,384	87,261
Elevance Health, Inc. (Health Care Providers & Services)	533	283,573
Eli Lilly & Co. (Pharmaceuticals)	1,833	1,474,226
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	975	82,514
Gilead Sciences, Inc. (Biotechnology)	2,862	217,684
HCA Healthcare, Inc. (Health Care Providers & Services)	444	161,194
Henry Schein, Inc.* (Health Care Providers & Services)	294	21,150
Hologic, Inc.* (Health Care Equipment & Supplies)	537	43,825
Humana, Inc. (Health Care Providers & Services)	276	99,804
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	189	89,987
Incyte Corp.* (Biotechnology)	366	23,816

Common Stocks, continued

	Shares	Value
Insulet Corp.* (Health Care Equipment & Supplies)	162	$31,485
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	814	361,912
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	419	103,170
Johnson & Johnson (Pharmaceuticals)	5,524	871,963
Labcorp Holdings, Inc. (Health Care Providers & Services)	193	41,580
McKesson Corp. (Health Care Providers & Services)	298	183,872
Medtronic PLC (Health Care Equipment & Supplies)	3,050	244,976
Merck & Co., Inc. (Pharmaceuticals)	5,813	657,625
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	49	74,530
Moderna, Inc.* (Biotechnology)	765	91,203
Molina Healthcare, Inc.* (Health Care Providers & Services)	134	45,730
Pfizer, Inc. (Pharmaceuticals)	13,008	397,264
Quest Diagnostics, Inc. (Health Care Providers & Services)	254	36,144
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	244	263,322
ResMed, Inc. (Health Care Equipment & Supplies)	337	71,865
Revvity, Inc. (Life Sciences Tools & Services)	283	35,548
Solventum Corp.* (Health Care Providers & Services)	318	18,724
STERIS PLC (Health Care Equipment & Supplies)	227	54,199
Stryker Corp. (Health Care Equipment & Supplies)	779	255,084
Teleflex, Inc. (Health Care Equipment & Supplies)	108	23,859
The Cigna Group (Health Care Providers & Services)	652	227,333
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	458	42,745
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	876	537,286
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,113	1,217,427
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	138	29,499
Vertex Pharmaceuticals, Inc.* (Biotechnology)	592	293,466
Viatris, Inc. (Pharmaceuticals)	2,734	32,972
Waters Corp.* (Life Sciences Tools & Services)	137	46,070
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	168	51,437
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	472	52,557
Zoetis, Inc. (Pharmaceuticals)	1,047	188,502
TOTAL COMMON STOCKS (Cost $3,166,820)		12,640,086

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 31

Repurchase Agreements(a)(b) (26.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $3,985,575	$3,985,000	$3,985,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,985,000)		3,985,000
TOTAL INVESTMENT SECURITIES (Cost $7,151,820)—110.8%		16,625,086
Net other assets (liabilities)—(10.8)%		(1,621,434)
NET ASSETS—100.0%		$15,003,652

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $2,292,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$7,352,721	$17,617
S&P Health Care Select Sector Index	UBS AG	8/23/24	5.68%	2,518,904	25,957
				$9,871,625	$43,574

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Biotechnology	$2,121,258	14.1%
Health Care Equipment & Supplies	2,415,919	16.1%
Health Care Providers & Services	2,797,518	18.6%
Life Sciences Tools & Services	1,436,796	9.6%
Pharmaceuticals	3,868,595	25.8%
Other**	2,363,566	15.8%
Total	$15,003,652	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

32 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (80.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	716	$91,326
A.O. Smith Corp. (Building Products)	156	13,266
Allegion PLC (Building Products)	112	15,323
American Airlines Group, Inc.* (Passenger Airlines)	850	9,044
AMETEK, Inc. (Electrical Equipment)	299	51,871
Automatic Data Processing, Inc. (Professional Services)	528	138,664
Axon Enterprise, Inc.* (Aerospace & Defense)	92	27,601
Broadridge Financial Solutions, Inc. (Professional Services)	153	32,742
Builders FirstSource, Inc.* (Building Products)	158	26,444
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	151	13,447
Carrier Global Corp. (Building Products)	1,082	73,695
Caterpillar, Inc. (Machinery)	632	218,798
Cintas Corp. (Commercial Services & Supplies)	112	85,561
Copart, Inc.* (Commercial Services & Supplies)	1,130	59,133
CSX Corp. (Ground Transportation)	2,525	88,628
Cummins, Inc. (Machinery)	177	51,649
Dayforce, Inc.* (Professional Services)	205	12,152
Deere & Co. (Machinery)	334	124,241
Delta Air Lines, Inc. (Passenger Airlines)	835	35,922
Dover Corp. (Machinery)	177	32,614
Eaton Corp. PLC (Electrical Equipment)	516	157,271
Emerson Electric Co. (Electrical Equipment)	738	86,427
Equifax, Inc. (Professional Services)	159	44,420
Expeditors International of Washington, Inc. (Air Freight & Logistics)	182	22,717
Fastenal Co. (Trading Companies & Distributors)	741	52,426
FedEx Corp. (Air Freight & Logistics)	292	88,257
Fortive Corp. (Machinery)	455	32,692
GE Vernova, Inc.* (Electrical Equipment)	353	62,919
Generac Holdings, Inc.* (Electrical Equipment)	78	12,143
General Dynamics Corp. (Aerospace & Defense)	293	87,522
General Electric Co. (Industrial Conglomerates)	1,414	240,663
Honeywell International, Inc. (Industrial Conglomerates)	840	171,990
Howmet Aerospace, Inc. (Aerospace & Defense)	502	48,041
Hubbell, Inc. (Electrical Equipment)	69	27,300
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	51	14,279
IDEX Corp. (Machinery)	98	20,431
Illinois Tool Works, Inc. (Machinery)	351	86,795
Ingersoll Rand, Inc. (Machinery)	522	52,409
J.B. Hunt Transport Services, Inc. (Ground Transportation)	106	18,354
Jacobs Solutions, Inc. (Professional Services)	161	23,562
Johnson Controls International PLC (Building Products)	870	62,240
L3Harris Technologies, Inc. (Aerospace & Defense)	245	55,588
Leidos Holdings, Inc. (Professional Services)	175	25,270
Lockheed Martin Corp. (Aerospace & Defense)	275	149,029
Masco Corp. (Building Products)	285	22,187
Nordson Corp. (Machinery)	71	17,773
Norfolk Southern Corp. (Ground Transportation)	292	72,872

Common Stocks, continued

	Shares	Value
Northrop Grumman Corp. (Aerospace & Defense)	179	$86,693
Old Dominion Freight Line, Inc. (Ground Transportation)	231	48,552
Otis Worldwide Corp. (Machinery)	523	49,424
PACCAR, Inc. (Machinery)	677	66,793
Parker-Hannifin Corp. (Machinery)	166	93,153
Paychex, Inc. (Professional Services)	413	52,872
Paycom Software, Inc. (Professional Services)	62	10,341
Pentair PLC (Machinery)	215	18,892
Quanta Services, Inc. (Construction & Engineering)	188	49,891
Republic Services, Inc. (Commercial Services & Supplies)	264	51,300
Rockwell Automation, Inc. (Electrical Equipment)	148	41,240
Rollins, Inc. (Commercial Services & Supplies)	364	17,439
RTX Corp. (Aerospace & Defense)	1,717	201,731
Snap-on, Inc. (Machinery)	67	19,231
Southwest Airlines Co. (Passenger Airlines)	776	20,905
Stanley Black & Decker, Inc. (Machinery)	199	21,018
Textron, Inc. (Aerospace & Defense)	246	22,853
The Boeing Co.* (Aerospace & Defense)	744	141,806
Trane Technologies PLC (Building Products)	292	97,610
TransDigm Group, Inc. (Aerospace & Defense)	72	93,184
Uber Technologies, Inc.* (Ground Transportation)	2,697	173,875
Union Pacific Corp. (Ground Transportation)	789	194,669
United Airlines Holdings, Inc.* (Passenger Airlines)	425	19,304
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	941	122,678
United Rentals, Inc. (Trading Companies & Distributors)	86	65,111
Veralto Corp. (Commercial Services & Supplies)	284	30,263
Verisk Analytics, Inc. (Professional Services)	183	47,900
W.W. Grainger, Inc. (Trading Companies & Distributors)	56	54,701
Waste Management, Inc. (Commercial Services & Supplies)	472	95,656
Westinghouse Air Brake Technologies Corp. (Machinery)	228	36,742
Xylem, Inc. (Machinery)	312	41,652
TOTAL COMMON STOCKS (Cost $2,903,483)		5,045,177

Repurchase Agreements(a)(b) (15.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $978,141	$978,000	$978,000
TOTAL REPURCHASE AGREEMENTS (Cost $978,000)		978,000
TOTAL INVESTMENT SECURITIES (Cost $3,881,483)—95.5%		6,023,177
Net other assets (liabilities)—4.5%		284,979
NET ASSETS—100.0%		$6,308,156

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 33

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $784,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$1,811,481	$5,446
S&P Industrials Select Sector Index	UBS AG	8/23/24	5.68%	2,600,538	28,947
				$4,412,019	$34,393

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$928,327	14.7%
Air Freight & Logistics	247,099	3.9%
Building Products	310,765	4.9%
Commercial Services & Supplies	339,352	5.4%
Construction & Engineering	49,891	0.8%
Electrical Equipment	439,171	7.0%
Ground Transportation	596,950	9.5%
Industrial Conglomerates	503,979	8.0%
Machinery	984,307	15.6%
Passenger Airlines	85,175	1.4%
Professional Services	387,923	6.1%
Trading Companies & Distributors	172,238	2.7%
Other**	1,262,979	20.0%
Total	$6,308,156	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

34 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (85.3%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	20,144	$2,811,297
Akamai Technologies, Inc.* (IT Services)	6,781	666,437
Alphabet, Inc.—Class A (Interactive Media & Services)	19,533	3,350,690
Alphabet, Inc.—Class C (Interactive Media & Services)	16,250	2,813,688
Amazon.com, Inc.* (Broadline Retail)	35,764	6,687,153
Arista Networks, Inc.* (Communications Equipment)	9,661	3,348,020
Atlassian Corp.*—Class A (Software)	8,549	1,509,497
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	776	2,882,848
Box, Inc.*—Class A (Software)	7,089	199,343
Carvana Co.* (Specialty Retail)	5,297	705,719
Ciena Corp.* (Communications Equipment)	6,973	367,756
Cisco Systems, Inc. (Communications Equipment)	65,298	3,163,688
Cloudflare, Inc.*—Class A (IT Services)	13,889	1,076,398
Confluent, Inc.*—Class A (Software)	13,451	336,544
Datadog, Inc.*—Class A (Software)	12,655	1,473,548
DocuSign, Inc.* (Software)	10,257	569,058
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	13,600	1,505,792
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	23,562	870,616
Dropbox, Inc.*—Class A (Software)	11,414	273,023
eBay, Inc. (Broadline Retail)	24,684	1,372,677
GoDaddy, Inc.*—Class A (IT Services)	7,443	1,082,584
HubSpot, Inc.* (Software)	2,647	1,315,638
Juniper Networks, Inc. (Communications Equipment)	14,277	538,100
Marathon Digital Holdings, Inc.* (Software)	13,301	261,631
Meta Platforms, Inc.—Class A (Interactive Media & Services)	12,866	6,109,162
Netflix, Inc.* (Entertainment)	6,583	4,136,428
Nutanix, Inc.*—Class A (Software)	11,146	562,984
Okta, Inc.* (IT Services)	7,122	669,041
Paycom Software, Inc. (Professional Services)	2,665	444,495
PayPal Holdings, Inc.* (Financial Services)	44,237	2,909,910
Pinterest, Inc.*—Class A (Interactive Media & Services)	29,521	943,196
ROBLOX Corp.*—Class A (Entertainment)	21,888	908,790

Common Stocks, continued

	Shares	Value
Salesforce, Inc. (Software)	13,564	$3,510,363
Smartsheet, Inc.*—Class A (Software)	5,556	266,466
Snap, Inc.*—Class A (Interactive Media & Services)	45,483	605,834
Snowflake, Inc.*—Class A (IT Services)	15,823	2,063,002
Teladoc Health, Inc.* (Health Care Technology)	7,690	72,517
Veeva Systems, Inc.*—Class A (Health Care Technology)	7,296	1,400,321
Workday, Inc.*—Class A (Software)	8,664	1,967,768
Zoom Video Communications, Inc.*— Class A (Software)	12,607	761,463
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	13,614	154,655
TOTAL COMMON STOCKS (Cost $31,661,667)		66,668,140

Repurchase Agreements(a)(b) (15.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $12,154,755	$12,153,000	$12,153,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,153,000)		12,153,000
TOTAL INVESTMENT SECURITIES (Cost $43,814,667)—100.9%		78,821,140
Net other assets (liabilities)—(0.9)%		(712,419)
NET ASSETS—100.0%		$78,108,721

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $10,988,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	8/23/24	6.08%	$24,218,782	$(358,717)
Dow Jones Composite Internet Index	UBS AG	8/23/24	5.68%	26,222,399	(340,513)
				$50,441,181	$(699,230)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 35

Internet UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Broadline Retail	$8,059,830	10.3%
Communications Equipment	7,417,564	9.5%
Entertainment	5,045,218	6.5%
Financial Services	2,909,910	3.7%
Health Care Technology	1,472,838	1.9%
Hotels, Restaurants & Leisure	8,070,552	10.3%
Interactive Media & Services	13,977,226	17.8%
IT Services	5,557,462	7.1%
Professional Services	444,495	0.6%
Software	13,007,326	16.7%
Specialty Retail	705,719	0.9%
Other**	11,440,581	14.7%
Total	$78,108,721	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (99.8%)

	Shares	Value
A.O. Smith Corp. (Building Products)	70	$5,953
AbbVie, Inc. (Biotechnology)	601	111,378
Accenture PLC—Class A (IT Services)	312	103,154
Adobe, Inc.* (Software)	413	227,831
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,487	214,842
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	203	28,331
Akamai Technologies, Inc.* (IT Services)	64	6,290
Align Technology, Inc.* (Health Care Equipment & Supplies)	35	8,116
Allegion PLC (Building Products)	30	4,104
Alphabet, Inc.—Class A (Interactive Media & Services)	5,182	888,920
Alphabet, Inc.—Class C (Interactive Media & Services)	4,311	746,450
Amazon.com, Inc.* (Broadline Retail)	5,444	1,017,919
American Express Co. (Consumer Finance)	365	92,359
American Tower Corp. (Specialized REITs)	176	38,790
Ameriprise Financial, Inc. (Capital Markets)	48	20,643
AMETEK, Inc. (Electrical Equipment)	102	17,695
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	618	39,712
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	270	62,473
ANSYS, Inc.* (Software)	46	14,427
Aon PLC—Class A (Insurance)	102	33,508
APA Corp. (Oil, Gas & Consumable Fuels)	331	10,324
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,715	2,823,746
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	765	162,333
Arch Capital Group, Ltd.* (Insurance)	344	32,948
Arista Networks, Inc.* (Communications Equipment)	233	80,746
Arthur J. Gallagher & Co. (Insurance)	102	28,916
Autodesk, Inc.* (Software)	102	25,247
Automatic Data Processing, Inc. (Professional Services)	146	38,344
AutoZone, Inc.* (Specialty Retail)	11	34,471
Axon Enterprise, Inc.* (Aerospace & Defense)	66	19,801
Blackstone, Inc. (Capital Markets)	474	67,380
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	32	118,879
Boston Scientific Corp.* (Health Care Equipment & Supplies)	743	54,893
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,010	644,327
Broadridge Financial Solutions, Inc. (Professional Services)	61	13,054
Brown & Brown, Inc. (Insurance)	169	16,804
Builders FirstSource, Inc.* (Building Products)	113	18,913
Cadence Design Systems, Inc.* (Software)	251	67,183
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	115	4,594
Carnival Corp.* (Hotels, Restaurants & Leisure)	660	10,996
Carrier Global Corp. (Building Products)	370	25,201
Caterpillar, Inc. (Machinery)	261	90,357
Cboe Global Markets, Inc. (Capital Markets)	61	11,194
CDW Corp. (Electronic Equipment, Instruments & Components)	52	11,342

Common Stocks, continued

	Shares	Value
Celanese Corp. (Chemicals)	92	$12,986
CF Industries Holdings, Inc. (Chemicals)	89	6,799
Charter Communications, Inc.*—Class A (Media)	42	15,948
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,263	68,606
Church & Dwight Co., Inc. (Household Products)	102	9,997
Cintas Corp. (Commercial Services & Supplies)	43	32,849
CME Group, Inc. (Capital Markets)	119	23,051
Colgate-Palmolive Co. (Household Products)	294	29,162
ConocoPhillips (Oil, Gas & Consumable Fuels)	742	82,509
Constellation Energy Corp. (Electric Utilities)	130	24,674
Copart, Inc.* (Commercial Services & Supplies)	805	42,127
Corpay, Inc.* (Software)	64	18,676
CoStar Group, Inc.* (Real Estate Management & Development)	161	12,561
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	172	141,384
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	452	11,662
Crowdstrike Holdings, Inc.*—Class A (Software)	213	49,407
CSX Corp. (Ground Transportation)	900	31,590
D.R. Horton, Inc. (Household Durables)	272	48,942
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	57	8,339
DaVita, Inc.* (Health Care Providers & Services)	26	3,552
Dayforce, Inc.* (Professional Services)	80	4,742
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	24	22,143
Deere & Co. (Machinery)	136	50,589
Delta Air Lines, Inc. (Passenger Airlines)	332	14,283
Dexcom, Inc.* (Health Care Equipment & Supplies)	222	15,056
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	165	33,381
Digital Realty Trust, Inc. (Specialized REITs)	123	18,387
Discover Financial Services (Consumer Finance)	125	17,999
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	13	5,573
Eaton Corp. PLC (Electrical Equipment)	228	69,492
Ecolab, Inc. (Chemicals)	119	27,452
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	204	12,862
Electronic Arts, Inc. (Entertainment)	98	14,792
Eli Lilly & Co. (Pharmaceuticals)	735	591,138
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	46	5,295
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	349	44,253
EPAM Systems, Inc.* (IT Services)	21	4,518
Equifax, Inc. (Professional Services)	44	12,292
Equinix, Inc. (Specialized REITs)	41	32,400
Etsy, Inc.* (Broadline Retail)	46	2,996
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	116	14,810
Expeditors International of Washington, Inc. (Air Freight & Logistics)	48	5,991
FactSet Research Systems, Inc. (Capital Markets)	16	6,609
See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 37

Common Stocks, continued

	Shares	Value
Fair Isaac Corp.* (Software)	24	$38,400
Fastenal Co. (Trading Companies & Distributors)	262	18,537
First Horizon Corp. (Banks)	1	13
Fiserv, Inc.* (Financial Services)	279	45,636
Fortinet, Inc.* (Software)	583	33,837
Fortive Corp. (Machinery)	323	23,208
Freeport-McMoRan, Inc. (Metals & Mining)	660	29,970
Garmin, Ltd. (Household Durables)	77	13,186
Gartner, Inc.* (IT Services)	71	35,584
GE Vernova, Inc.* (Electrical Equipment)	107	19,072
Generac Holdings, Inc.* (Electrical Equipment)	34	5,293
General Electric Co. (Industrial Conglomerates)	433	73,697
GoDaddy, Inc.*—Class A (IT Services)	129	18,763
HCA Healthcare, Inc. (Health Care Providers & Services)	86	31,222
Hess Corp. (Oil, Gas & Consumable Fuels)	254	38,969
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	230	49,374
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	389	6,811
Howmet Aerospace, Inc. (Aerospace & Defense)	206	19,714
Hubbell, Inc. (Electrical Equipment)	24	9,496
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	43	20,473
Illinois Tool Works, Inc. (Machinery)	115	28,437
Ingersoll Rand, Inc. (Machinery)	285	28,614
Insulet Corp.* (Health Care Equipment & Supplies)	25	4,859
Intuit, Inc. (Software)	258	167,016
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	215	95,591
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	63	15,512
Iron Mountain, Inc. (Specialized REITs)	137	14,051
Jabil, Inc. (Electronic Equipment, Instruments & Components)	59	6,648
KKR & Co., Inc. (Capital Markets)	612	75,552
KLA Corp. (Semiconductors & Semiconductor Equipment)	124	102,061
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	120	110,549
Lamb Weston Holdings, Inc. (Food Products)	87	5,222
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	204	8,093
Lennar Corp.—Class A (Household Durables)	127	22,470
Linde PLC (Chemicals)	230	104,304
Live Nation Entertainment, Inc.* (Entertainment)	130	12,505
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	105	27,159
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	275	7,714
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	178	31,510
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	222	50,393
Marsh & McLennan Cos., Inc. (Insurance)	235	52,304
Martin Marietta Materials, Inc. (Construction Materials)	38	22,547
Masco Corp. (Building Products)	109	8,486

Common Stocks, continued

	Shares	Value
Mastercard, Inc.—Class A (Financial Services)	545	$252,722
McDonald's Corp. (Hotels, Restaurants & Leisure)	292	77,497
Merck & Co., Inc. (Pharmaceuticals)	933	105,550
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,018	958,208
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	10,647
MGM Resorts International* (Hotels, Restaurants & Leisure)	156	6,703
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	293	26,013
Microsoft Corp. (Software)	6,557	2,743,122
Molina Healthcare, Inc.* (Health Care Providers & Services)	32	10,921
Mondelez International, Inc.—Class A (Food Products)	517	35,337
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	45	38,839
Monster Beverage Corp.* (Beverages)	391	20,117
Moody's Corp. (Capital Markets)	69	31,497
Motorola Solutions, Inc. (Communications Equipment)	89	35,504
MSCI, Inc. (Capital Markets)	42	22,712
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	70	8,889
Netflix, Inc.* (Entertainment)	396	248,826
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	478	35,784
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	395	7,280
Nucor Corp. (Metals & Mining)	139	22,649
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,701	2,539,450
NVR, Inc.* (Household Durables)	3	25,822
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	176	46,316
Old Dominion Freight Line, Inc. (Ground Transportation)	165	34,680
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	174	13,616
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	333	27,749
Oracle Corp. (Software)	1,468	204,713
O'Reilly Automotive, Inc.* (Specialty Retail)	40	45,054
Otis Worldwide Corp. (Machinery)	144	13,608
PACCAR, Inc. (Machinery)	351	34,630
Palo Alto Networks, Inc.* (Software)	298	96,770
Parker-Hannifin Corp. (Machinery)	92	51,627
Paychex, Inc. (Professional Services)	118	15,106
Paycom Software, Inc. (Professional Services)	19	3,169
Pentair PLC (Machinery)	106	9,314
PepsiCo, Inc. (Beverages)	456	78,738
Philip Morris International, Inc. (Tobacco)	529	60,920
Pool Corp. (Distributors)	20	7,481
PTC, Inc.* (Software)	67	11,916
Public Storage (Specialized REITs)	61	18,051
PulteGroup, Inc. (Household Durables)	193	25,476
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	534	96,627
Quanta Services, Inc. (Construction & Engineering)	93	24,680

See accompanying notes to the financial statements.

38 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	19	$3,336
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	58	62,593
Republic Services, Inc. (Commercial Services & Supplies)	107	20,792
Rockwell Automation, Inc. (Electrical Equipment)	51	14,211
Rollins, Inc. (Commercial Services & Supplies)	110	5,270
Roper Technologies, Inc. (Software)	43	23,424
Ross Stores, Inc. (Specialty Retail)	308	44,115
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	218	34,165
S&P Global, Inc. (Capital Markets)	129	62,530
Salesforce, Inc. (Software)	895	231,627
SBA Communications Corp. (Specialized REITs)	40	8,782
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	74	7,561
ServiceNow, Inc.* (Software)	188	153,105
Simon Property Group, Inc. (Retail REITs)	111	17,032
Snap-on, Inc. (Machinery)	23	6,602
Starbucks Corp. (Hotels, Restaurants & Leisure)	614	47,861
Steel Dynamics, Inc. (Metals & Mining)	86	11,457
STERIS PLC (Health Care Equipment & Supplies)	51	12,177
Stryker Corp. (Health Care Equipment & Supplies)	200	65,490
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	46	32,276
Synopsys, Inc.* (Software)	140	78,165
Take-Two Interactive Software, Inc.* (Entertainment)	73	10,989
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	204	27,597
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	110	16,976
Tesla, Inc.* (Automobiles)	2,554	592,707
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	310	63,181
The Boeing Co.* (Aerospace & Defense)	233	44,410
The Coca-Cola Co. (Beverages)	1,391	92,834
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	76	7,093
The Hershey Co. (Food Products)	51	10,071
The Home Depot, Inc. (Specialty Retail)	337	124,069
The Procter & Gamble Co. (Household Products)	847	136,164
The Progressive Corp. (Insurance)	269	57,598
The Sherwin-Williams Co. (Chemicals)	107	37,536
The TJX Cos., Inc. (Specialty Retail)	677	76,515
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	437	18,765
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	134	82,187
Tractor Supply Co. (Specialty Retail)	42	11,059
Trane Technologies PLC (Building Products)	144	48,136
TransDigm Group, Inc. (Aerospace & Defense)	52	67,298

Common Stocks, continued

	Shares	Value
Tyler Technologies, Inc.* (Software)	39	$22,156
Uber Technologies, Inc.* (Ground Transportation)	1,922	123,910
Ulta Beauty, Inc.* (Specialty Retail)	30	10,947
Union Pacific Corp. (Ground Transportation)	253	62,423
United Rentals, Inc. (Trading Companies & Distributors)	61	46,183
UnitedHealth Group, Inc. (Health Care Providers & Services)	322	185,524
VeriSign, Inc.* (IT Services)	38	7,106
Verisk Analytics, Inc. (Professional Services)	72	18,846
Vertex Pharmaceuticals, Inc.* (Biotechnology)	153	75,845
Visa, Inc.—Class A (Financial Services)	956	253,981
Vistra Corp. (Independent Power and Renewable Electricity Producers)	300	23,766
Vulcan Materials Co. (Construction Materials)	78	21,412
W.W. Grainger, Inc. (Trading Companies & Distributors)	31	30,281
Waste Management, Inc. (Commercial Services & Supplies)	158	32,020
Waters Corp.* (Life Sciences Tools & Services)	20	6,726
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	68	20,820
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	86	7,123
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	119	15,807
Zoetis, Inc. (Pharmaceuticals)	230	41,409
TOTAL COMMON STOCKS (Cost $13,163,648)		22,987,985

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $88,013	$88,000	$88,000
TOTAL REPURCHASE AGREEMENTS (Cost $88,000)		88,000
TOTAL INVESTMENT SECURITIES (Cost $13,251,648)—100.2%		23,075,985
Net other assets (liabilities)—(0.2)%		(51,648)
NET ASSETS—100.0%		$23,024,337

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 39

Large-Cap Growth ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$151,224	0.6%
Air Freight & Logistics	5,991	NM
Automobiles	592,707	2.6%
Banks	13	NM
Beverages	191,690	0.8%
Biotechnology	249,815	1.1%
Broadline Retail	1,020,916	4.4%
Building Products	110,793	0.5%
Capital Markets	321,168	1.4%
Chemicals	189,077	0.8%
Commercial Services & Supplies	133,058	0.6%
Communications Equipment	116,250	0.5%
Construction & Engineering	24,680	0.1%
Construction Materials	43,959	0.2%
Consumer Finance	110,358	0.5%
Consumer Staples Distribution & Retail	141,384	0.6%
Distributors	7,481	NM
Electric Utilities	24,674	0.1%
Electrical Equipment	135,259	0.6%
Electronic Equipment, Instruments & Components	74,678	0.3%
Entertainment	287,112	1.2%
Financial Services	552,338	2.4%
Food Products	50,630	0.2%
Ground Transportation	252,604	1.1%
Health Care Equipment & Supplies	296,610	1.3%
Health Care Providers & Services	231,219	1.0%
Hotel & Resort REITs	6,811	NM
Hotels, Restaurants & Leisure	564,424	2.4%
Household Durables	135,896	0.6%
Household Products	175,323	0.8%
Independent Power and Renewable Electricity Producers	23,766	0.1%
	Value	% of Net Assets
Industrial Conglomerates	$73,697	0.3%
Insurance	222,078	1.0%
Interactive Media & Services	2,593,577	11.3%
IT Services	175,415	0.8%
Life Sciences Tools & Services	135,892	0.6%
Machinery	336,986	1.5%
Media	15,948	0.1%
Metals & Mining	64,076	0.3%
Oil, Gas & Consumable Fuels	334,433	1.4%
Passenger Airlines	14,283	0.1%
Pharmaceuticals	738,098	3.2%
Professional Services	105,553	0.4%
Real Estate Management & Development	12,561	NM
Retail REITs	17,032	0.1%
Semiconductors & Semiconductor Equipment	4,125,921	17.9%
Software	4,207,021	18.3%
Specialized REITs	130,461	0.6%
Specialty Retail	346,230	1.5%
Technology Hardware, Storage & Peripherals	2,872,472	12.5%
Textiles, Apparel & Luxury Goods	88,422	0.4%
Tobacco	60,920	0.3%
Trading Companies & Distributors	95,001	0.4%
Other**	36,352	0.2%
Total	$23,024,337	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

40 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	194	$24,745
A.O. Smith Corp. (Building Products)	14	1,191
Abbott Laboratories (Health Care Equipment & Supplies)	612	64,834
AbbVie, Inc. (Biotechnology)	392	72,646
Accenture PLC—Class A (IT Services)	101	33,392
Aflac, Inc. (Insurance)	181	17,264
Agilent Technologies, Inc. (Life Sciences Tools & Services)	102	14,423
Air Products and Chemicals, Inc. (Chemicals)	79	20,843
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	78	10,886
Akamai Technologies, Inc.* (IT Services)	28	2,752
Albemarle Corp. (Chemicals)	42	3,934
Alexandria Real Estate Equities, Inc. (Office REITs)	55	6,451
Align Technology, Inc.* (Health Care Equipment & Supplies)	12	2,783
Allegion PLC (Building Products)	17	2,326
Alliant Energy Corp. (Electric Utilities)	90	5,009
Altria Group, Inc. (Tobacco)	605	29,651
Amcor PLC (Containers & Packaging)	512	5,391
Ameren Corp. (Multi-Utilities)	94	7,451
American Airlines Group, Inc.* (Passenger Airlines)	232	2,468
American Electric Power Co., Inc. (Electric Utilities)	185	18,152
American Express Co. (Consumer Finance)	59	14,929
American International Group, Inc. (Insurance)	233	18,461
American Tower Corp. (Specialized REITs)	97	21,379
American Water Works Co., Inc. (Water Utilities)	67	9,538
Ameriprise Financial, Inc. (Capital Markets)	15	6,451
AMETEK, Inc. (Electrical Equipment)	42	7,286
Amgen, Inc. (Biotechnology)	188	62,504
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	186	11,953
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	72	16,659
ANSYS, Inc.* (Software)	14	4,391
Aon PLC—Class A (Insurance)	38	12,483
Aptiv PLC* (Automobile Components)	96	6,661
Archer-Daniels-Midland Co. (Food Products)	176	10,914
Arthur J. Gallagher & Co. (Insurance)	38	10,773
Assurant, Inc. (Insurance)	17	2,973
AT&T, Inc. (Diversified Telecommunication Services)	2,525	48,606
Atmos Energy Corp. (Gas Utilities)	52	6,650
Autodesk, Inc.* (Software)	37	9,158
Automatic Data Processing, Inc. (Professional Services)	88	23,110
AutoZone, Inc.* (Specialty Retail)	2	6,267
AvalonBay Communities, Inc. (Residential REITs)	51	10,450
Avery Dennison Corp. (Containers & Packaging)	28	6,071
Baker Hughes Co. (Energy Equipment & Services)	353	13,668
Ball Corp. (Containers & Packaging)	112	7,149
Bank of America Corp. (Banks)	2,397	96,623
Bath & Body Works, Inc. (Specialty Retail)	82	3,014

Common Stocks, continued

	Shares	Value
Baxter International, Inc. (Health Care Equipment & Supplies)	182	$6,519
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	100	24,105
Berkshire Hathaway, Inc.*—Class B (Financial Services)	638	279,764
Best Buy Co., Inc. (Specialty Retail)	69	5,970
Biogen, Inc.* (Biotechnology)	51	10,873
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	7	2,369
Bio-Techne Corp. (Life Sciences Tools & Services)	56	4,569
BlackRock, Inc. (Capital Markets)	50	43,825
Blackstone, Inc. (Capital Markets)	69	9,808
BorgWarner, Inc. (Automobile Components)	84	2,966
Boston Scientific Corp.* (Health Care Equipment & Supplies)	233	17,214
Bristol-Myers Squibb Co. (Pharmaceuticals)	717	34,101
Broadridge Financial Solutions, Inc. (Professional Services)	16	3,424
Brown & Brown, Inc. (Insurance)	17	1,690
Brown-Forman Corp.—Class B (Beverages)	64	2,890
Bunge Global SA (Food Products)	50	5,262
BXP, Inc. (Office REITs)	52	3,708
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	42	3,740
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	34	1,358
Camden Property Trust (Residential REITs)	38	4,209
Campbell Soup Co. (Food Products)	70	3,280
Capital One Financial Corp. (Consumer Finance)	136	20,591
Cardinal Health, Inc. (Health Care Providers & Services)	86	8,671
CarMax, Inc.* (Specialty Retail)	56	4,729
Carnival Corp.* (Hotels, Restaurants & Leisure)	104	1,733
Carrier Global Corp. (Building Products)	154	10,489
Catalent, Inc.* (Pharmaceuticals)	65	3,857
Caterpillar, Inc. (Machinery)	72	24,926
Cboe Global Markets, Inc. (Capital Markets)	14	2,569
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	107	12,060
CDW Corp. (Electronic Equipment, Instruments & Components)	27	5,889
Cencora, Inc. (Health Care Providers & Services)	58	13,797
Centene Corp.* (Health Care Providers & Services)	189	14,538
CenterPoint Energy, Inc. (Multi-Utilities)	229	6,355
CF Industries Holdings, Inc. (Chemicals)	28	2,139
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	16	3,906
Charter Communications, Inc.*—Class A (Media)	17	6,455
Chevron Corp. (Oil, Gas & Consumable Fuels)	604	96,923
Chubb, Ltd. (Insurance)	144	39,695
Church & Dwight Co., Inc. (Household Products)	46	4,508
Cincinnati Financial Corp. (Insurance)	55	7,184
Cintas Corp. (Commercial Services & Supplies)	14	10,695
Cisco Systems, Inc. (Communications Equipment)	1,427	69,138
Citigroup, Inc. (Banks)	673	43,664

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 41

Common Stocks, continued

	Shares	Value
Citizens Financial Group, Inc. (Banks)	162	$6,913
CME Group, Inc. (Capital Markets)	81	15,691
CMS Energy Corp. (Multi-Utilities)	107	6,934
Cognizant Technology Solutions Corp.— Class A (IT Services)	176	13,320
Colgate-Palmolive Co. (Household Products)	176	17,457
Comcast Corp.—Class A (Media)	1,379	56,912
Conagra Brands, Inc. (Food Products)	171	5,185
ConocoPhillips (Oil, Gas & Consumable Fuels)	128	14,234
Consolidated Edison, Inc. (Multi-Utilities)	122	11,897
Constellation Brands, Inc.—Class A (Beverages)	56	13,729
Constellation Energy Corp. (Electric Utilities)	60	11,388
Corning, Inc. (Electronic Equipment, Instruments & Components)	274	10,963
Corteva, Inc. (Chemicals)	247	13,857
CoStar Group, Inc.* (Real Estate Management & Development)	81	6,320
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	91	74,803
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	91	2,348
Crown Castle, Inc. (Specialized REITs)	152	16,732
CSX Corp. (Ground Transportation)	347	12,180
Cummins, Inc. (Machinery)	49	14,298
CVS Health Corp. (Health Care Providers & Services)	441	26,606
Danaher Corp. (Life Sciences Tools & Services)	233	64,559
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	19	2,780
DaVita, Inc.* (Health Care Providers & Services)	8	1,093
Dayforce, Inc.* (Professional Services)	27	1,601
Deere & Co. (Machinery)	41	15,251
Delta Air Lines, Inc. (Passenger Airlines)	102	4,388
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	224	10,535
Dexcom, Inc.* (Health Care Equipment & Supplies)	55	3,730
Digital Realty Trust, Inc. (Specialized REITs)	67	10,016
Discover Financial Services (Consumer Finance)	41	5,904
Dollar General Corp. (Consumer Staples Distribution & Retail)	78	9,390
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	73	7,617
Dominion Energy, Inc. (Multi-Utilities)	297	15,878
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	7	3,001
Dover Corp. (Machinery)	49	9,029
Dow, Inc. (Chemicals)	249	13,563
DTE Energy Co. (Multi-Utilities)	73	8,799
Duke Energy Corp. (Electric Utilities)	271	29,612
DuPont de Nemours, Inc. (Chemicals)	148	12,388
Eastman Chemical Co. (Chemicals)	42	4,340
Eaton Corp. PLC (Electrical Equipment)	52	15,849
eBay, Inc. (Broadline Retail)	179	9,954
Ecolab, Inc. (Chemicals)	43	9,920
Edison International (Electric Utilities)	136	10,881
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	135	8,512
Electronic Arts, Inc. (Entertainment)	49	7,396

Common Stocks, continued

	Shares	Value
Elevance Health, Inc. (Health Care Providers & Services)	81	$43,094
Emerson Electric Co. (Electrical Equipment)	201	23,539
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	30	3,453
Entergy Corp. (Electric Utilities)	76	8,814
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	67	8,496
EPAM Systems, Inc.* (IT Services)	13	2,797
EQT Corp. (Oil, Gas & Consumable Fuels)	210	7,247
Equifax, Inc. (Professional Services)	26	7,264
Equinix, Inc. (Specialized REITs)	16	12,644
Equity Residential (Residential REITs)	122	8,494
Essex Property Trust, Inc. (Residential REITs)	22	6,124
Etsy, Inc.* (Broadline Retail)	25	1,629
Everest Group, Ltd. (Insurance)	14	5,500
Evergy, Inc. (Electric Utilities)	82	4,756
Eversource Energy (Electric Utilities)	125	8,114
Exelon Corp. (Electric Utilities)	353	13,132
Expeditors International of Washington, Inc. (Air Freight & Logistics)	31	3,869
Extra Space Storage, Inc. (Specialized REITs)	74	11,812
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,580	187,371
F5, Inc.* (Communications Equipment)	20	4,073
FactSet Research Systems, Inc. (Capital Markets)	7	2,892
Fastenal Co. (Trading Companies & Distributors)	101	7,146
Federal Realty Investment Trust (Retail REITs)	26	2,903
FedEx Corp. (Air Freight & Logistics)	80	24,180
Fidelity National Information Services, Inc. (Financial Services)	197	15,136
Fifth Third Bancorp (Banks)	242	10,246
First Horizon Corp. (Banks)	1	14
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	38	8,208
FirstEnergy Corp. (Electric Utilities)	184	7,711
Fiserv, Inc.* (Financial Services)	99	16,193
FMC Corp. (Chemicals)	44	2,568
Ford Motor Co. (Automobiles)	1,383	14,964
Fox Corp.—Class A (Media)	85	3,233
Fox Corp.—Class B (Media)	48	1,701
Franklin Resources, Inc. (Capital Markets)	108	2,470
Freeport-McMoRan, Inc. (Metals & Mining)	253	11,489
Garmin, Ltd. (Household Durables)	24	4,110
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	149	12,610
GE Vernova, Inc.* (Electrical Equipment)	55	9,803
Gen Digital, Inc. (Software)	196	5,094
Generac Holdings, Inc.* (Electrical Equipment)	8	1,245
General Dynamics Corp. (Aerospace & Defense)	81	24,196
General Electric Co. (Industrial Conglomerates)	220	37,444
General Mills, Inc. (Food Products)	199	13,360
General Motors Co. (Automobiles)	403	17,861
Genuine Parts Co. (Distributors)	50	7,355
Gilead Sciences, Inc. (Biotechnology)	439	33,390
Global Payments, Inc. (Financial Services)	91	9,249
Globe Life, Inc. (Insurance)	29	2,689
Halliburton Co. (Energy Equipment & Services)	315	10,924
Hasbro, Inc. (Leisure Products)	47	3,030

See accompanying notes to the financial statements.

42 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
HCA Healthcare, Inc. (Health Care Providers & Services)	36	$13,070
Healthpeak Properties, Inc. (Health Care REITs)	251	5,477
Henry Schein, Inc.* (Health Care Providers & Services)	45	3,237
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	459	9,139
Hologic, Inc.* (Health Care Equipment & Supplies)	83	6,774
Honeywell International, Inc. (Industrial Conglomerates)	231	47,297
Hormel Foods Corp. (Food Products)	105	3,372
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	101	1,769
Howmet Aerospace, Inc. (Aerospace & Defense)	58	5,551
HP, Inc. (Technology Hardware, Storage & Peripherals)	305	11,007
Hubbell, Inc. (Electrical Equipment)	10	3,957
Humana, Inc. (Health Care Providers & Services)	42	15,188
Huntington Bancshares, Inc. (Banks)	513	7,669
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	14	3,920
IDEX Corp. (Machinery)	27	5,629
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	13	6,190
Illinois Tool Works, Inc. (Machinery)	51	12,611
Incyte Corp.* (Biotechnology)	57	3,709
Ingersoll Rand, Inc. (Machinery)	33	3,313
Insulet Corp.* (Health Care Equipment & Supplies)	14	2,721
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,501	46,140
Intercontinental Exchange, Inc. (Capital Markets)	201	30,464
International Business Machines Corp. (IT Services)	325	62,445
International Flavors & Fragrances, Inc. (Chemicals)	91	9,053
International Paper Co. (Containers & Packaging)	123	5,717
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	42	18,674
Invesco, Ltd. (Capital Markets)	159	2,744
Invitation Homes, Inc. (Residential REITs)	203	7,160
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	41	10,095
Iron Mountain, Inc. (Specialized REITs)	50	5,128
J.B. Hunt Transport Services, Inc. (Ground Transportation)	28	4,848
Jabil, Inc. (Electronic Equipment, Instruments & Components)	19	2,141
Jack Henry & Associates, Inc. (Financial Services)	26	4,458
Jacobs Solutions, Inc. (Professional Services)	43	6,293
Johnson & Johnson (Pharmaceuticals)	848	133,856
Johnson Controls International PLC (Building Products)	236	16,882
JPMorgan Chase & Co. (Banks)	1,011	215,140
Juniper Networks, Inc. (Communications Equipment)	117	4,410

Common Stocks, continued

	Shares	Value
Kellanova (Food Products)	93	$5,408
Kenvue, Inc. (Personal Care Products)	677	12,517
Keurig Dr Pepper, Inc. (Beverages)	371	12,718
KeyCorp (Banks)	335	5,404
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	62	8,653
Kimberly-Clark Corp. (Household Products)	120	16,206
Kimco Realty Corp. (Retail REITs)	237	5,150
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	683	14,432
L3Harris Technologies, Inc. (Aerospace & Defense)	66	14,975
Labcorp Holdings, Inc. (Health Care Providers & Services)	29	6,248
Lamb Weston Holdings, Inc. (Food Products)	19	1,140
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	52	2,063
Leidos Holdings, Inc. (Professional Services)	49	7,076
Lennar Corp.—Class A (Household Durables)	38	6,724
Linde PLC (Chemicals)	81	36,733
LKQ Corp. (Distributors)	97	4,026
Lockheed Martin Corp. (Aerospace & Defense)	76	41,186
Loews Corp. (Insurance)	64	5,117
Lowe's Cos., Inc. (Specialty Retail)	201	49,348
LyondellBasell Industries N.V.—Class A (Chemicals)	91	9,051
M&T Bank Corp. (Banks)	58	9,986
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	95	2,665
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	55	9,736
MarketAxess Holdings, Inc. (Capital Markets)	14	3,129
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	146
Marsh & McLennan Cos., Inc. (Insurance)	84	18,696
Martin Marietta Materials, Inc. (Construction Materials)	7	4,153
Masco Corp. (Building Products)	36	2,803
Mastercard, Inc.—Class A (Financial Services)	81	37,561
Match Group, Inc.* (Interactive Media & Services)	97	3,700
McCormick & Co., Inc. (Food Products)	90	6,931
McDonald's Corp. (Hotels, Restaurants & Leisure)	143	37,951
McKesson Corp. (Health Care Providers & Services)	46	28,383
Medtronic PLC (Health Care Equipment & Supplies)	468	37,589
Merck & Co., Inc. (Pharmaceuticals)	535	60,525
MetLife, Inc. (Insurance)	212	16,292
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5	7,605
MGM Resorts International* (Hotels, Restaurants & Leisure)	31	1,332
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	79	7,014
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	390	42,829
Mid-America Apartment Communities, Inc. (Residential REITs)	41	5,731
Moderna, Inc.* (Biotechnology)	119	14,187

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 43

Common Stocks, continued

	Shares	Value
Mohawk Industries, Inc.* (Household Durables)	17	$2,738
Molina Healthcare, Inc.* (Health Care Providers & Services)	8	2,730
Molson Coors Beverage Co.—Class B (Beverages)	65	3,435
Mondelez International, Inc.—Class A (Food Products)	274	18,727
Monster Beverage Corp.* (Beverages)	101	5,196
Moody's Corp. (Capital Markets)	29	13,238
Morgan Stanley (Capital Markets)	441	45,516
Motorola Solutions, Inc. (Communications Equipment)	24	9,574
MSCI, Inc. (Capital Markets)	12	6,489
Nasdaq, Inc. (Capital Markets)	146	9,881
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	46	5,841
Newmont Corp. (Metals & Mining)	408	20,020
News Corp.—Class A (Media)	137	3,778
News Corp.—Class B (Media)	43	1,225
NextEra Energy, Inc. (Electric Utilities)	724	55,307
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	243	18,191
NiSource, Inc. (Multi-Utilities)	160	5,000
Nordson Corp. (Machinery)	17	4,256
Norfolk Southern Corp. (Ground Transportation)	80	19,965
Northern Trust Corp. (Capital Markets)	72	6,383
Northrop Grumman Corp. (Aerospace & Defense)	50	24,216
NRG Energy, Inc. (Electric Utilities)	73	5,487
Nucor Corp. (Metals & Mining)	31	5,051
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	22	5,790
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	233	14,171
Omnicom Group, Inc. (Media)	69	6,765
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	85	6,651
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	79	6,583
O'Reilly Automotive, Inc.* (Specialty Retail)	5	5,632
Otis Worldwide Corp. (Machinery)	87	8,222
PACCAR, Inc. (Machinery)	50	4,933
Packaging Corp. of America (Containers & Packaging)	31	6,196
Paramount Global—Class B (Media)	175	1,999
Parker-Hannifin Corp. (Machinery)	10	5,612
Paychex, Inc. (Professional Services)	67	8,576
Paycom Software, Inc. (Professional Services)	9	1,501
PayPal Holdings, Inc.* (Financial Services)	368	24,207
Pentair PLC (Machinery)	16	1,406
PepsiCo, Inc. (Beverages)	310	53,528
Pfizer, Inc. (Pharmaceuticals)	1,997	60,988
PG&E Corp. (Electric Utilities)	754	13,761
Philip Morris International, Inc. (Tobacco)	344	39,615
Phillips 66 (Oil, Gas & Consumable Fuels)	149	21,677
Pinnacle West Capital Corp. (Electric Utilities)	41	3,509
Pool Corp. (Distributors)	6	2,244
PPG Industries, Inc. (Chemicals)	83	10,539
PPL Corp. (Electric Utilities)	264	7,846
Principal Financial Group, Inc. (Insurance)	77	6,276
Prologis, Inc. (Industrial REITs)	327	41,218
Prudential Financial, Inc. (Insurance)	127	15,916

Common Stocks, continued

	Shares	Value
PTC, Inc.* (Software)	15	$2,668
Public Service Enterprise Group, Inc. (Multi-Utilities)	176	14,040
Public Storage (Specialized REITs)	33	9,765
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	35	4,193
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	188	34,019
Quanta Services, Inc. (Construction & Engineering)	14	3,715
Quest Diagnostics, Inc. (Health Care Providers & Services)	40	5,692
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	6	1,054
Raymond James Financial, Inc. (Capital Markets)	65	7,540
Realty Income Corp. (Retail REITs)	308	17,688
Regency Centers Corp. (Retail REITs)	58	3,906
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	14	15,109
Regions Financial Corp. (Banks)	325	7,270
Republic Services, Inc. (Commercial Services & Supplies)	31	6,024
ResMed, Inc. (Health Care Equipment & Supplies)	52	11,089
Revvity, Inc. (Life Sciences Tools & Services)	43	5,401
Rockwell Automation, Inc. (Electrical Equipment)	20	5,573
Rollins, Inc. (Commercial Services & Supplies)	59	2,827
Roper Technologies, Inc. (Software)	21	11,440
RTX Corp. (Aerospace & Defense)	468	54,985
S&P Global, Inc. (Capital Markets)	62	30,053
SBA Communications Corp. (Specialized REITs)	22	4,830
Schlumberger N.V. (Energy Equipment & Services)	503	24,290
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	41	4,189
Sempra (Multi-Utilities)	223	17,852
Simon Property Group, Inc. (Retail REITs)	72	11,048
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	56	6,363
Smurfit WestRock PLC* (Containers & Packaging)	185	8,296
Snap-on, Inc. (Machinery)	10	2,870
Solventum Corp.* (Health Care Providers & Services)	50	2,944
Southwest Airlines Co. (Passenger Airlines)	213	5,738
Stanley Black & Decker, Inc. (Machinery)	53	5,598
Starbucks Corp. (Hotels, Restaurants & Leisure)	164	12,784
State Street Corp. (Capital Markets)	107	9,092
Steel Dynamics, Inc. (Metals & Mining)	17	2,265
STERIS PLC (Health Care Equipment & Supplies)	14	3,343
Stryker Corp. (Health Care Equipment & Supplies)	42	13,753
Synchrony Financial (Consumer Finance)	142	7,212
Sysco Corp. (Consumer Staples Distribution & Retail)	176	13,490
T. Rowe Price Group, Inc. (Capital Markets)	79	9,023
Take-Two Interactive Software, Inc.* (Entertainment)	28	4,215

See accompanying notes to the financial statements.

44 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	82	$3,287
Target Corp. (Consumer Staples Distribution & Retail)	162	24,366
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	65	10,031
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	15	6,328
Teleflex, Inc. (Health Care Equipment & Supplies)	15	3,314
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	55	7,214
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	201	40,966
Textron, Inc. (Aerospace & Defense)	67	6,224
The AES Corp. (Independent Power and Renewable Electricity Producers)	253	4,501
The Allstate Corp. (Insurance)	93	15,914
The Bank of New York Mellon Corp. (Capital Markets)	263	17,113
The Boeing Co.* (Aerospace & Defense)	114	21,728
The Charles Schwab Corp. (Capital Markets)	527	34,355
The Cigna Group (Health Care Providers & Services)	100	34,867
The Clorox Co. (Household Products)	43	5,673
The Coca-Cola Co. (Beverages)	833	55,595
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	41	3,827
The Estee Lauder Cos., Inc. (Personal Care Products)	83	8,268
The Goldman Sachs Group, Inc. (Capital Markets)	114	58,029
The Hartford Financial Services Group, Inc. (Insurance)	104	11,536
The Hershey Co. (Food Products)	33	6,517
The Home Depot, Inc. (Specialty Retail)	221	81,362
The Interpublic Group of Cos., Inc. (Media)	137	4,407
The J M Smucker Co. (Food Products)	38	4,482
The Kraft Heinz Co. (Food Products)	280	9,859
The Kroger Co. (Consumer Staples Distribution & Retail)	236	12,862
The Mosaic Co. (Chemicals)	115	3,424
The PNC Financial Services Group, Inc. (Banks)	141	25,535
The Procter & Gamble Co. (Household Products)	508	81,667
The Progressive Corp. (Insurance)	102	21,840
The Sherwin-Williams Co. (Chemicals)	41	14,383
The Southern Co. (Electric Utilities)	384	32,072
The TJX Cos., Inc. (Specialty Retail)	141	15,936
The Travelers Cos., Inc. (Insurance)	81	17,532
The Walt Disney Co. (Entertainment)	641	60,055
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	264	11,336
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	84	51,521
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	181	32,993
Tractor Supply Co. (Specialty Retail)	21	5,530
Trane Technologies PLC (Building Products)	24	8,023
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	86	4,690

Common Stocks, continued

	Shares	Value
Truist Financial Corp. (Banks)	473	$21,138
Tyson Foods, Inc.—Class A (Food Products)	100	6,090
U.S. Bancorp (Banks)	552	24,774
UDR, Inc. (Residential REITs)	109	4,368
Ulta Beauty, Inc.* (Specialty Retail)	5	1,824
Union Pacific Corp. (Ground Transportation)	119	29,361
United Airlines Holdings, Inc.* (Passenger Airlines)	118	5,360
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	257	33,506
UnitedHealth Group, Inc. (Health Care Providers & Services)	200	115,233
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	20	4,275
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	115	18,598
Ventas, Inc. (Health Care REITs)	143	7,785
Veralto Corp. (Commercial Services & Supplies)	78	8,312
VeriSign, Inc.* (IT Services)	14	2,618
Verisk Analytics, Inc. (Professional Services)	22	5,759
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,483	60,091
Vertex Pharmaceuticals, Inc.* (Biotechnology)	33	16,359
Viatris, Inc. (Pharmaceuticals)	421	5,077
VICI Properties, Inc. (Specialized REITs)	371	11,597
Visa, Inc.—Class A (Financial Services)	187	49,680
Vulcan Materials Co. (Construction Materials)	15	4,118
W.R. Berkley Corp. (Insurance)	108	5,954
W.W. Grainger, Inc. (Trading Companies & Distributors)	5	4,884
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	253	3,003
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,506	103,373
Warner Bros. Discovery, Inc.* (Entertainment)	788	6,816
Waste Management, Inc. (Commercial Services & Supplies)	67	13,578
Waters Corp.* (Life Sciences Tools & Services)	14	4,708
WEC Energy Group, Inc. (Multi-Utilities)	112	9,639
Wells Fargo & Co. (Banks)	1,229	72,929
Welltower, Inc. (Health Care REITs)	211	23,473
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	118	7,912
Westinghouse Air Brake Technologies Corp. (Machinery)	62	9,991
Weyerhaeuser Co. (Specialized REITs)	258	8,194
Willis Towers Watson PLC (Insurance)	36	10,162
Xcel Energy, Inc. (Electric Utilities)	198	11,539
Xylem, Inc. (Machinery)	86	11,481
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	52	6,907
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	16	5,619
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	72	8,017
Zoetis, Inc. (Pharmaceuticals)	72	12,963
TOTAL COMMON STOCKS (Cost $4,759,653)		7,161,702

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 45

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $54,008	$54,000	$54,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,000)		54,000
TOTAL INVESTMENT SECURITIES (Cost $4,813,653)—100.6%		7,215,702
Net other assets (liabilities)—(0.6)%		(40,729)
NET ASSETS—100.0%		$7,174,973

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

Large-Cap Value ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$196,981	2.7%
Air Freight & Logistics	65,295	0.9%
Automobile Components	9,627	0.1%
Automobiles	32,825	0.5%
Banks	547,306	7.6%
Beverages	147,091	2.1%
Biotechnology	228,777	3.2%
Broadline Retail	11,583	0.2%
Building Products	41,714	0.6%
Capital Markets	366,755	5.1%
Chemicals	166,735	2.3%
Commercial Services & Supplies	41,436	0.6%
Communications Equipment	87,195	1.2%
Construction & Engineering	3,715	0.1%
Construction Materials	8,271	0.1%
Consumer Finance	48,636	0.7%
Consumer Staples Distribution & Retail	248,903	3.5%
Containers & Packaging	38,820	0.5%
Distributors	13,625	0.2%
Diversified Telecommunication Services	108,697	1.5%
Electric Utilities	247,090	3.4%
Electrical Equipment	67,253	0.9%
Electronic Equipment, Instruments & Components	66,267	0.9%
Energy Equipment & Services	48,882	0.7%
Entertainment	78,482	1.1%
Financial Services	436,248	6.1%
Food Products	100,527	1.4%
Gas Utilities	6,650	0.1%
Ground Transportation	66,354	0.9%
Health Care Equipment & Supplies	255,598	3.6%
Health Care Providers & Services	339,665	4.7%
Health Care REITs	36,735	0.5%
Hotel & Resort REITs	1,769	NM
Hotels, Restaurants & Leisure	80,941	1.1%
Household Durables	13,572	0.2%
Household Products	125,511	1.8%
Independent Power and Renewable Electricity Producers	4,501	0.1%
Industrial Conglomerates	109,486	1.5%
	Value	% of Net Assets
Industrial REITs	$41,218	0.6%
Insurance	263,947	3.7%
Interactive Media & Services	3,700	0.1%
IT Services	117,324	1.6%
Leisure Products	3,030	NM
Life Sciences Tools & Services	169,156	2.4%
Machinery	139,426	1.9%
Media	86,475	1.2%
Metals & Mining	38,825	0.5%
Multi-Utilities	103,845	1.4%
Office REITs	10,159	0.1%
Oil, Gas & Consumable Fuels	426,352	5.9%
Passenger Airlines	17,954	0.3%
Personal Care Products	20,785	0.3%
Pharmaceuticals	311,367	4.3%
Professional Services	64,604	0.9%
Real Estate Management & Development	18,380	0.3%
Residential REITs	46,536	0.6%
Retail REITs	40,695	0.6%
Semiconductors & Semiconductor Equipment	229,499	3.2%
Software	32,751	0.5%
Specialized REITs	112,097	1.6%
Specialty Retail	179,612	2.5%
Technology Hardware, Storage & Peripherals	38,088	0.5%
Textiles, Apparel & Luxury Goods	22,532	0.3%
Tobacco	69,266	1.0%
Trading Companies & Distributors	12,030	0.2%
Water Utilities	9,538	0.1%
Wireless Telecommunication Services	32,993	0.5%
Other**	13,271	0.2%
Total	$7,174,973	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

46 :: Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (82.3%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	944	$249,074
Albemarle Corp. (Chemicals)	503	47,116
Amcor PLC (Containers & Packaging)	6,189	65,170
Avery Dennison Corp. (Containers & Packaging)	345	74,806
Ball Corp. (Containers & Packaging)	1,329	84,830
Celanese Corp. (Chemicals)	430	60,695
CF Industries Holdings, Inc. (Chemicals)	782	59,737
Corteva, Inc. (Chemicals)	2,983	167,346
Dow, Inc. (Chemicals)	3,010	163,955
DuPont de Nemours, Inc. (Chemicals)	1,789	149,739
Eastman Chemical Co. (Chemicals)	503	51,975
Ecolab, Inc. (Chemicals)	1,079	248,915
FMC Corp. (Chemicals)	535	31,223
Freeport-McMoRan, Inc. (Metals & Mining)	6,100	277,002
International Flavors & Fragrances, Inc. (Chemicals)	1,093	108,732
International Paper Co. (Containers & Packaging)	1,487	69,116
Linde PLC (Chemicals)	2,041	925,593
LyondellBasell Industries N.V.—Class A (Chemicals)	1,101	109,505
Martin Marietta Materials, Inc. (Construction Materials)	264	156,644
Newmont Corp. (Metals & Mining)	4,515	221,551
Nucor Corp. (Metals & Mining)	1,026	167,176
Packaging Corp. of America (Containers & Packaging)	381	76,150
PPG Industries, Inc. (Chemicals)	1,008	127,996
Smurfit WestRock PLC* (Containers & Packaging)	2,223	99,680
Steel Dynamics, Inc. (Metals & Mining)	633	84,328
The Mosaic Co. (Chemicals)	1,376	40,964
Common Stocks, continued

	Shares	Value
The Sherwin-Williams Co. (Chemicals)	991	$347,642
Vulcan Materials Co. (Construction Materials)	566	155,373
TOTAL COMMON STOCKS (Cost $2,098,325)		4,422,033

Repurchase Agreements(a)(b) (16.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $863,125	$863,000	$863,000
TOTAL REPURCHASE AGREEMENTS (Cost $863,000)		863,000
TOTAL INVESTMENT SECURITIES (Cost $2,961,325)—98.4%		5,285,033
Net other assets (liabilities)—1.6%		86,783
NET ASSETS—100.0%		$5,371,816

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $486,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$1,392,078	$17,812
S&P Materials Select Sector Index	UBS AG	8/23/24	5.68%	2,220,673	29,662
				$3,612,751	$47,474

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Materials UltraSector ProFund :: 47

Materials UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Chemicals	$2,890,207	53.8%
Construction Materials	312,017	5.8%
Containers & Packaging	469,752	8.7%
Metals & Mining	750,057	14.0%
Other**	949,783	17.7%
Total	$5,371,816	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

48 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (99.8%)

	Shares	Value
AAON, Inc. (Building Products)	261	$23,106
Abercrombie & Fitch Co.* (Specialty Retail)	206	30,381
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	356	23,086
Acuity Brands, Inc. (Electrical Equipment)	60	15,081
Advanced Drainage Systems, Inc. (Building Products)	261	46,207
AECOM (Construction & Engineering)	240	21,746
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	128	3,077
Altair Engineering, Inc.*—Class A (Software)	219	19,351
Amedisys, Inc.* (Health Care Providers & Services)	52	5,099
American Homes 4 Rent—Class A (Residential REITs)	740	26,707
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	760	10,914
Appfolio, Inc.*—Class A (Software)	80	17,718
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	148	32,292
AptarGroup, Inc. (Containers & Packaging)	150	22,047
Arcadium Lithium PLC* (Chemicals)	2,414	7,677
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	475	13,566
Aspen Technology, Inc.* (Software)	53	9,961
Autoliv, Inc. (Automobile Components)	169	17,093
Avantor, Inc.* (Life Sciences Tools & Services)	1,090	29,158
Avis Budget Group, Inc. (Ground Transportation)	70	7,071
Axalta Coating Systems, Ltd.* (Chemicals)	846	30,160
Azenta, Inc.* (Life Sciences Tools & Services)	132	8,222
Bank OZK (Banks)	210	9,847
BellRing Brands, Inc.* (Personal Care Products)	265	13,589
BioMarin Pharmaceutical, Inc.* (Biotechnology)	409	34,491
Blackbaud, Inc.* (Software)	96	7,620
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	258	15,704
Brixmor Property Group, Inc. (Retail REITs)	509	12,965
Bruker Corp. (Life Sciences Tools & Services)	224	15,346
Brunswick Corp. (Leisure Products)	158	12,870
Burlington Stores, Inc.* (Specialty Retail)	147	38,267
BWX Technologies, Inc. (Aerospace & Defense)	351	34,921
Cabot Corp. (Chemicals)	142	14,241
CACI International, Inc.*—Class A (Professional Services)	31	14,306
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	214	7,178
Carlisle Cos., Inc. (Building Products)	183	76,600
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	142	55,072
Celsius Holdings, Inc.* (Beverages)	573	26,834
ChampionX Corp. (Energy Equipment & Services)	489	16,753
Chart Industries, Inc.* (Machinery)	161	25,934
Chemed Corp. (Health Care Providers & Services)	34	19,384
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	44	5,608
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	238	40,855

Common Stocks, continued

	Shares	Value
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	256	$36,751
Ciena Corp.* (Communications Equipment)	227	11,972
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	118	15,397
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	353	24,625
Clean Harbors, Inc.* (Commercial Services & Supplies)	193	46,075
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	587	15,538
Coca-Cola Consolidated, Inc. (Beverages)	19	21,772
Cognex Corp. (Electronic Equipment, Instruments & Components)	290	14,390
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	62	5,065
Comfort Systems USA, Inc. (Construction & Engineering)	137	45,542
Commerce Bancshares, Inc. (Banks)	186	12,036
CommVault Systems, Inc.* (Software)	99	15,132
COPT Defense Properties (Office REITs)	168	4,867
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	374	19,998
Coty, Inc.*—Class A (Personal Care Products)	1,399	13,920
Crane Co. (Machinery)	189	30,319
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	233	31,308
Crown Holdings, Inc. (Containers & Packaging)	215	19,071
CubeSmart (Specialized REITs)	474	22,553
Cullen/Frost Bankers, Inc. (Banks)	103	12,057
Curtiss-Wright Corp. (Aerospace & Defense)	95	27,997
Cytokinetics, Inc.* (Biotechnology)	198	11,684
Dick's Sporting Goods, Inc. (Specialty Retail)	119	25,746
Dolby Laboratories, Inc.—Class A (Software)	130	10,239
Donaldson Co., Inc. (Machinery)	263	19,678
Doximity, Inc.*—Class A (Health Care Technology)	232	6,496
Dropbox, Inc.*—Class A (Software)	928	22,198
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	235	17,710
Duolingo, Inc.* (Diversified Consumer Services)	142	24,415
Dynatrace, Inc.* (Software)	923	40,538
Eagle Materials, Inc. (Construction Materials)	132	35,944
East West Bancorp, Inc. (Banks)	289	25,400
EastGroup Properties, Inc. (Industrial REITs)	115	21,503
elf Beauty, Inc.* (Personal Care Products)	213	36,760
EMCOR Group, Inc. (Construction & Engineering)	181	67,955
Encompass Health Corp. (Health Care Providers & Services)	175	16,265
EnerSys (Electrical Equipment)	67	7,365
EPR Properties (Specialized REITs)	181	8,145
Equitable Holdings, Inc. (Financial Services)	621	27,082
Equity LifeStyle Properties, Inc. (Residential REITs)	458	31,455
Erie Indemnity Co.—Class A (Insurance)	57	25,146
Esab Corp. (Machinery)	218	22,149
Essential Utilities, Inc. (Water Utilities)	463	18,821
Euronet Worldwide, Inc.* (Financial Services)	90	9,179
Evercore, Inc. (Capital Markets)	94	23,537
Exelixis, Inc.* (Biotechnology)	1,118	26,217

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 49

Common Stocks, continued

	Shares	Value
ExlService Holdings, Inc.* (Professional Services)	355	$12,517
Exponent, Inc. (Professional Services)	99	10,502
First Financial Bankshares, Inc. (Banks)	198	7,615
First Industrial Realty Trust, Inc. (Industrial REITs)	242	13,242
FirstCash Holdings, Inc. (Consumer Finance)	143	15,958
Five Below, Inc.* (Specialty Retail)	212	15,421
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	411	40,278
Flowserve Corp. (Machinery)	227	11,475
Fortune Brands Innovations, Inc. (Building Products)	192	15,516
FTI Consulting, Inc.* (Professional Services)	135	29,425
Gaming and Leisure Properties, Inc. (Specialized REITs)	448	22,490
GATX Corp. (Trading Companies & Distributors)	50	6,975
Gentex Corp. (Automobile Components)	568	17,642
Graco, Inc. (Machinery)	649	55,197
Grand Canyon Education, Inc.* (Diversified Consumer Services)	113	17,622
GXO Logistics, Inc.* (Air Freight & Logistics)	289	16,178
H&R Block, Inc. (Diversified Consumer Services)	535	30,999
Haemonetics Corp.* (Health Care Equipment & Supplies)	117	10,536
Halozyme Therapeutics, Inc.* (Biotechnology)	488	26,967
Hancock Whitney Corp. (Banks)	174	9,523
HealthEquity, Inc.* (Health Care Providers & Services)	171	13,420
Hexcel Corp. (Aerospace & Defense)	156	10,329
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	163	7,043
Houlihan Lokey, Inc. (Capital Markets)	201	30,200
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	174	25,635
IDACORP, Inc. (Electric Utilities)	76	7,429
Ingredion, Inc. (Food Products)	90	11,194
Insperity, Inc. (Professional Services)	69	7,088
Interactive Brokers Group, Inc. (Capital Markets)	241	28,744
International Bancshares Corp. (Banks)	88	5,935
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	49	3,940
Iridium Communications, Inc. (Diversified Telecommunication Services)	231	6,630
ITT, Inc. (Machinery)	317	44,843
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	101	11,135
KB Home (Household Durables)	141	12,137
KBR, Inc. (Professional Services)	237	15,782
Kinsale Capital Group, Inc. (Insurance)	85	38,850
Kirby Corp.* (Marine Transportation)	94	11,551
Knife River Corp.* (Construction Materials)	154	12,246
Lamar Advertising Co.—Class A (Specialized REITs)	196	23,492
Lancaster Colony Corp. (Food Products)	37	7,143
Landstar System, Inc. (Ground Transportation)	92	17,503
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	265	27,780
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	528	27,984

Common Stocks, continued

	Shares	Value
Lennox International, Inc. (Building Products)	123	$71,771
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	346	37,091
Lincoln Electric Holdings, Inc. (Machinery)	218	44,779
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	67	17,896
LivaNova PLC* (Health Care Equipment & Supplies)	77	3,804
Louisiana-Pacific Corp. (Paper & Forest Products)	159	15,607
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	133	13,422
Manhattan Associates, Inc.* (Software)	236	60,271
Masimo Corp.* (Health Care Equipment & Supplies)	106	11,340
Matador Resources Co. (Oil, Gas & Consumable Fuels)	445	27,359
Mattel, Inc.* (Leisure Products)	581	11,207
Maximus, Inc. (Professional Services)	171	15,884
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	90	34,427
MGIC Investment Corp. (Financial Services)	388	9,638
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	119	14,982
Morningstar, Inc. (Capital Markets)	100	31,765
MP Materials Corp.*(a) (Metals & Mining)	207	2,799
MSA Safety, Inc. (Commercial Services & Supplies)	142	26,788
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	94	8,361
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	239	9,890
Murphy USA, Inc. (Specialty Retail)	72	36,354
National Storage Affiliates Trust (Specialized REITs)	130	5,534
Neurocrine Biosciences, Inc.* (Biotechnology)	386	54,646
NewMarket Corp. (Chemicals)	26	14,583
NEXTracker, Inc.*—Class A (Electrical Equipment)	470	23,096
NNN REIT, Inc. (Retail REITs)	260	11,671
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	80	14,494
nVent Electric PLC (Electrical Equipment)	638	46,338
Olin Corp. (Chemicals)	188	8,575
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	235	22,945
Omega Healthcare Investors, Inc. (Health Care REITs)	389	14,160
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	190	36,347
Option Care Health, Inc.* (Health Care Providers & Services)	366	10,867
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	954	44,303
Owens Corning (Building Products)	332	61,878
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	808	12,168
Paylocity Holding Corp.* (Professional Services)	169	25,362
Penumbra, Inc.* (Health Care Equipment & Supplies)	149	24,896

See accompanying notes to the financial statements.

50 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,971	$30,235
Pinnacle Financial Partners, Inc. (Banks)	121	11,655
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	335	24,690
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	108	7,888
Primerica, Inc. (Insurance)	132	33,234
Progyny, Inc.* (Health Care Providers & Services)	318	8,968
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,171	70,178
Qualys, Inc.* (Software)	142	21,178
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	414	21,296
Range Resources Corp. (Oil, Gas & Consumable Fuels)	930	29,044
Rayonier, Inc. (Specialized REITs)	199	6,036
RB Global, Inc. (Commercial Services & Supplies)	705	56,140
RBC Bearings, Inc.* (Machinery)	111	32,283
Reliance, Inc. (Metals & Mining)	220	67,002
RenaissanceRe Holdings, Ltd. (Insurance)	111	25,742
Repligen Corp.* (Life Sciences Tools & Services)	200	33,470
Rexford Industrial Realty, Inc. (Industrial REITs)	325	16,286
RH* (Specialty Retail)	26	7,542
RLI Corp. (Insurance)	100	15,059
Roivant Sciences, Ltd.* (Biotechnology)	805	8,734
Royal Gold, Inc. (Metals & Mining)	130	17,956
RPM International, Inc. (Chemicals)	266	32,307
Ryan Specialty Holdings, Inc. (Insurance)	393	24,205
Saia, Inc.* (Ground Transportation)	102	42,620
Sarepta Therapeutics, Inc.* (Biotechnology)	290	41,250
Science Applications International Corp. (Professional Services)	69	8,584
SEI Investments Co. (Capital Markets)	192	13,025
Selective Insurance Group, Inc. (Insurance)	129	11,651
Service Corp. International (Diversified Consumer Services)	285	22,774
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	123	14,776
Simpson Manufacturing Co., Inc. (Building Products)	162	31,119
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	508	33,086
SLM Corp. (Consumer Finance)	337	7,647
Sotera Health Co.* (Life Sciences Tools & Services)	478	6,630
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,231	27,290
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	158	15,783
STAG Industrial, Inc. (Industrial REITs)	350	14,284
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	62	5,414
Tempur Sealy International, Inc. (Household Durables)	666	34,865
Teradata Corp.* (Software)	370	11,995
Terex Corp. (Machinery)	145	9,173

Common Stocks, continued

	Shares	Value
Tetra Tech, Inc. (Commercial Services & Supplies)	206	$43,927
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	47	39,710
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	256	44,701
The Boston Beer Co., Inc.*—Class A (Beverages)	16	4,483
The Brink's Co. (Commercial Services & Supplies)	171	18,808
The Carlyle Group, Inc. (Capital Markets)	397	19,747
The Middleby Corp.* (Machinery)	103	13,965
The New York Times Co.—Class A (Media)	628	33,654
The Scotts Miracle-Gro Co. (Chemicals)	62	4,873
The Timken Co. (Machinery)	97	8,434
The Toro Co. (Machinery)	193	18,476
The Wendy's Co. (Hotels, Restaurants & Leisure)	344	5,824
TKO Group Holdings, Inc. (Entertainment)	97	10,607
Toll Brothers, Inc. (Household Durables)	400	57,084
TopBuild Corp.* (Household Durables)	122	58,382
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	192	8,849
Trex Co., Inc.* (Building Products)	417	34,874
UFP Industries, Inc. (Building Products)	237	31,267
United Therapeutics Corp.* (Biotechnology)	77	24,123
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	169	37,623
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	96	17,473
Valaris, Ltd.* (Energy Equipment & Services)	239	18,783
Valvoline, Inc.* (Specialty Retail)	494	22,971
Visteon Corp.* (Automobile Components)	47	5,430
Vontier Corp. (Electronic Equipment, Instruments & Components)	593	23,264
Voya Financial, Inc. (Financial Services)	154	11,200
Warner Music Group Corp.—Class A (Entertainment)	419	12,574
Watsco, Inc. (Trading Companies & Distributors)	123	60,207
Watts Water Technologies, Inc.—Class A (Machinery)	105	21,790
Weatherford International PLC* (Energy Equipment & Services)	281	33,119
Westlake Corp. (Chemicals)	124	18,335
WEX, Inc.* (Financial Services)	161	29,536
Williams-Sonoma, Inc. (Specialty Retail)	492	76,103
Wingstop, Inc. (Hotels, Restaurants & Leisure)	113	42,249
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	227	4,279
Woodward, Inc. (Aerospace & Defense)	234	36,501
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	204	15,447
XPO, Inc.* (Ground Transportation)	210	24,127
YETI Holdings, Inc.* (Leisure Products)	209	8,642
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	360	4,090
TOTAL COMMON STOCKS (Cost $4,233,261)		5,636,151

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 51

Collateral for Securities Loaned(b) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(c)	7,179	$7,179
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,179)		7,179
TOTAL INVESTMENT SECURITIES (Cost $4,240,440)—99.9%		5,643,330
Net other assets (liabilities)—0.1%		5,454
NET ASSETS—100.0%		$5,648,784

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $6,910.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(c)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

REIT  Real Estate Investment Trust

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$109,748	1.9%
Air Freight & Logistics	16,178	0.3%
Automobile Components	40,165	0.7%
Banks	94,068	1.7%
Beverages	53,089	0.9%
Biotechnology	241,678	4.3%
Broadline Retail	22,945	0.4%
Building Products	392,338	6.9%
Capital Markets	147,018	2.6%
Chemicals	130,751	2.3%
Commercial Services & Supplies	191,738	3.4%
Communications Equipment	11,972	0.2%
Construction & Engineering	135,243	2.4%
Construction Materials	48,190	0.9%
Consumer Finance	23,605	0.4%
Consumer Staples Distribution & Retail	70,856	1.3%
Containers & Packaging	41,117	0.7%
Diversified Consumer Services	95,810	1.7%
Diversified Telecommunication Services	6,630	0.1%
Electric Utilities	7,429	0.1%
Electrical Equipment	91,880	1.6%
Electronic Equipment, Instruments & Components	73,984	1.3%
Energy Equipment & Services	68,655	1.2%
Entertainment	23,181	0.4%
Financial Services	86,635	1.5%
Food Products	18,337	0.3%
Ground Transportation	91,321	1.6%
Health Care Equipment & Supplies	78,356	1.4%
Health Care Providers & Services	97,089	1.7%
Health Care REITs	14,160	0.3%
Health Care Technology	6,496	0.1%
Hotel & Resort REITs	12,168	0.2%
Hotels, Restaurants & Leisure	287,065	5.1%
Household Durables	162,468	2.9%

	Value	% of Net Assets
Industrial REITs	$65,315	1.2%
Insurance	173,887	3.1%
Interactive Media & Services	4,090	0.1%
Leisure Products	32,719	0.6%
Life Sciences Tools & Services	127,253	2.3%
Machinery	358,495	6.3%
Marine Transportation	11,551	0.2%
Media	33,655	0.6%
Metals & Mining	87,757	1.6%
Office REITs	4,867	0.1%
Oil, Gas & Consumable Fuels	317,473	5.6%
Paper & Forest Products	15,607	0.3%
Personal Care Products	64,269	1.1%
Pharmaceuticals	11,135	0.2%
Professional Services	139,450	2.5%
Residential REITs	58,162	1.0%
Retail REITs	24,636	0.4%
Semiconductors & Semiconductor Equipment	202,485	3.6%
Software	236,201	4.2%
Specialized REITs	88,250	1.6%
Specialty Retail	293,062	5.2%
Technology Hardware, Storage & Peripherals	70,178	1.2%
Textiles, Apparel & Luxury Goods	76,637	1.4%
Trading Companies & Distributors	127,833	2.3%
Water Utilities	18,821	0.3%
Other**	12,633	0.2%
Total	$5,648,784	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

52 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (48.4%)

	Shares	Value
AAON, Inc. (Building Products)	122	$10,801
Abercrombie & Fitch Co.* (Specialty Retail)	92	13,568
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	167	10,830
Acuity Brands, Inc. (Electrical Equipment)	56	14,076
Adient PLC* (Automobile Components)	162	4,173
Advanced Drainage Systems, Inc. (Building Products)	122	21,599
AECOM (Construction & Engineering)	245	22,199
Affiliated Managers Group, Inc. (Capital Markets)	58	10,766
AGCO Corp. (Machinery)	111	10,481
Agree Realty Corp. (Retail REITs)	181	12,484
Alcoa Corp. (Metals & Mining)	322	10,639
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	172	4,135
ALLETE, Inc. (Electric Utilities)	103	6,644
Ally Financial, Inc. (Consumer Finance)	492	22,145
Altair Engineering, Inc.*—Class A (Software)	103	9,101
Amedisys, Inc.* (Health Care Providers & Services)	58	5,687
American Financial Group, Inc. (Insurance)	117	15,322
American Homes 4 Rent—Class A (Residential REITs)	578	20,860
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	185	6,042
Annaly Capital Management, Inc. (Mortgage REITs)	899	17,899
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	615	8,831
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	525	15,236
Appfolio, Inc.*—Class A (Software)	38	8,416
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	69	15,055
AptarGroup, Inc. (Containers & Packaging)	120	17,638
Aramark (Hotels, Restaurants & Leisure)	473	16,210
Arcadium Lithium PLC* (Chemicals)	1,858	5,908
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	96	11,874
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	223	6,369
ASGN, Inc.* (Professional Services)	82	7,763
Ashland, Inc. (Chemicals)	91	8,795
Aspen Technology, Inc.* (Software)	50	9,398
Associated Banc-Corp. (Banks)	266	6,113
Autoliv, Inc. (Automobile Components)	130	13,149
AutoNation, Inc.* (Specialty Retail)	44	8,392
Avantor, Inc.* (Life Sciences Tools & Services)	1,216	32,528
Avient Corp. (Chemicals)	164	7,419
Avis Budget Group, Inc. (Ground Transportation)	32	3,232
Avnet, Inc. (Electronic Equipment, Instruments & Components)	162	8,709
Axalta Coating Systems, Ltd.* (Chemicals)	397	14,154
Azenta, Inc.* (Life Sciences Tools & Services)	96	5,980
Bank OZK (Banks)	190	8,909
Belden, Inc. (Electronic Equipment, Instruments & Components)	73	6,766
BellRing Brands, Inc.* (Personal Care Products)	234	12,000

Common Stocks, continued

	Shares	Value
Berry Global Group, Inc. (Containers & Packaging)	205	$13,473
BioMarin Pharmaceutical, Inc.* (Biotechnology)	341	28,756
BJ's Wholesale Club Holdings, Inc.* (Household Products)	238	20,934
Black Hills Corp. (Multi-Utilities)	124	7,322
Blackbaud, Inc.* (Software)	72	5,715
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	122	7,426
Brighthouse Financial, Inc.* (Insurance)	112	5,585
Brixmor Property Group, Inc. (Retail REITs)	542	13,805
Bruker Corp. (Life Sciences Tools & Services)	176	12,058
Brunswick Corp. (Leisure Products)	122	9,937
Burlington Stores, Inc.* (Specialty Retail)	115	29,937
BWX Technologies, Inc. (Aerospace & Defense)	164	16,316
Cabot Corp. (Chemicals)	100	10,029
CACI International, Inc.*—Class A (Professional Services)	39	17,998
Cadence Bank (Banks)	327	10,748
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	209	7,010
Carlisle Cos., Inc. (Building Products)	85	35,578
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	65	3,936
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	67	25,985
Celsius Holdings, Inc.* (Beverages)	268	12,551
ChampionX Corp. (Energy Equipment & Services)	342	11,717
Chart Industries, Inc.* (Machinery)	75	12,081
Chemed Corp. (Health Care Providers & Services)	27	15,394
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	200	15,266
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	44	5,608
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	112	19,226
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	120	17,227
Ciena Corp.* (Communications Equipment)	259	13,660
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	96	12,526
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	166	11,580
Clean Harbors, Inc.* (Commercial Services & Supplies)	91	21,724
Cleveland-Cliffs, Inc.* (Metals & Mining)	856	13,140
CNO Financial Group, Inc. (Insurance)	194	6,763
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	276	7,306
Coca-Cola Consolidated, Inc. (Beverages)	8	9,167
Cognex Corp. (Electronic Equipment, Instruments & Components)	309	15,333
Coherent Corp.* (Electronic Equipment, Instruments & Components)	237	16,514
Columbia Banking System, Inc. (Banks)	376	9,836
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	60	4,902

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 53

Common Stocks, continued

	Shares	Value
Comfort Systems USA, Inc. (Construction & Engineering)	65	$21,607
Commerce Bancshares, Inc. (Banks)	211	13,654
Commercial Metals Co. (Metals & Mining)	208	12,501
CommVault Systems, Inc.* (Software)	77	11,769
Concentrix Corp. (Professional Services)	84	5,922
COPT Defense Properties (Office REITs)	202	5,852
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	307	16,415
Coty, Inc.*—Class A (Personal Care Products)	657	6,537
Cousins Properties, Inc. (Office REITs)	273	7,510
Crane Co. (Machinery)	88	14,117
Crane NXT Co. (Electronic Equipment, Instruments & Components)	86	5,408
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	110	14,780
Crown Holdings, Inc. (Containers & Packaging)	214	18,982
CubeSmart (Specialized REITs)	404	19,222
Cullen/Frost Bankers, Inc. (Banks)	115	13,462
Curtiss-Wright Corp. (Aerospace & Defense)	69	20,335
Cytokinetics, Inc.* (Biotechnology)	207	12,215
Darling Ingredients, Inc.* (Food Products)	287	11,403
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	373	10,123
Dick's Sporting Goods, Inc. (Specialty Retail)	105	22,717
Dolby Laboratories, Inc.—Class A (Software)	107	8,427
Donaldson Co., Inc. (Machinery)	217	16,236
Doximity, Inc.*—Class A (Health Care Technology)	219	6,132
Dropbox, Inc.*—Class A (Software)	434	10,381
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	174	13,113
Duolingo, Inc.* (Diversified Consumer Services)	67	11,520
Dynatrace, Inc.* (Software)	432	18,974
Eagle Materials, Inc. (Construction Materials)	63	17,154
East West Bancorp, Inc. (Banks)	249	21,886
EastGroup Properties, Inc. (Industrial REITs)	86	16,081
elf Beauty, Inc.* (Personal Care Products)	100	17,258
EMCOR Group, Inc. (Construction & Engineering)	84	31,538
Encompass Health Corp. (Health Care Providers & Services)	181	16,822
EnerSys (Electrical Equipment)	72	7,915
Enovis Corp.* (Health Care Equipment & Supplies)	89	4,240
Envista Holdings Corp.* (Health Care Equipment & Supplies)	310	5,292
EPR Properties (Specialized REITs)	136	6,120
Equitable Holdings, Inc. (Financial Services)	549	23,943
Equity LifeStyle Properties, Inc. (Residential REITs)	335	23,007
Erie Indemnity Co.—Class A (Insurance)	46	20,293
Esab Corp. (Machinery)	103	10,465
Essent Group, Ltd. (Financial Services)	191	12,002
Essential Utilities, Inc. (Water Utilities)	452	18,374
Euronet Worldwide, Inc.* (Financial Services)	79	8,057
Evercore, Inc. (Capital Markets)	63	15,775
Exelixis, Inc.* (Biotechnology)	524	12,288
ExlService Holdings, Inc.* (Professional Services)	292	10,296
Exponent, Inc. (Professional Services)	91	9,653
F.N.B. Corp. (Banks)	648	9,940

Common Stocks, continued

	Shares	Value
Federated Hermes, Inc. (Capital Markets)	145	$4,978
Fidelity National Financial, Inc. (Insurance)	466	25,821
First American Financial Corp. (Insurance)	186	11,268
First Financial Bankshares, Inc. (Banks)	231	8,884
First Horizon Corp. (Banks)	983	16,446
First Industrial Realty Trust, Inc. (Industrial REITs)	237	12,969
FirstCash Holdings, Inc. (Consumer Finance)	67	7,477
Five Below, Inc.* (Specialty Retail)	100	7,274
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	192	18,816
Flowers Foods, Inc. (Food Products)	345	7,769
Flowserve Corp. (Machinery)	237	11,980
Fluor Corp.* (Construction & Engineering)	307	14,767
Fortune Brands Innovations, Inc. (Building Products)	226	18,263
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	402	11,779
FTI Consulting, Inc.* (Professional Services)	63	13,732
GameStop Corp.*—Class A (Specialty Retail)	485	10,995
Gaming and Leisure Properties, Inc. (Specialized REITs)	487	24,447
GATX Corp. (Trading Companies & Distributors)	65	9,068
Genpact, Ltd. (Professional Services)	297	10,297
Gentex Corp. (Automobile Components)	416	12,921
Glacier Bancorp, Inc. (Banks)	204	9,121
Globus Medical, Inc.* (Health Care Equipment & Supplies)	202	14,536
Graco, Inc. (Machinery)	304	25,854
Graham Holdings Co.—Class B (Diversified Consumer Services)	6	4,649
Grand Canyon Education, Inc.* (Diversified Consumer Services)	54	8,421
Graphic Packaging Holding Co. (Containers & Packaging)	552	16,615
Greif, Inc.—Class A (Containers & Packaging)	46	3,067
GXO Logistics, Inc.* (Air Freight & Logistics)	214	11,980
H&R Block, Inc. (Diversified Consumer Services)	250	14,485
Haemonetics Corp.* (Health Care Equipment & Supplies)	91	8,195
Halozyme Therapeutics, Inc.* (Biotechnology)	228	12,599
Hancock Whitney Corp. (Banks)	155	8,483
Harley-Davidson, Inc. (Automobiles)	219	8,213
Healthcare Realty Trust, Inc. (Health Care REITs)	680	12,029
HealthEquity, Inc.* (Health Care Providers & Services)	157	12,321
Helen of Troy, Ltd.* (Household Durables)	42	2,483
Hexcel Corp. (Aerospace & Defense)	149	9,865
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	269	13,845
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	123	5,315
Home BancShares, Inc. (Banks)	335	9,491
Houlihan Lokey, Inc. (Capital Markets)	94	14,124
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	82	12,081
IDACORP, Inc. (Electric Utilities)	91	8,895
Illumina, Inc.* (Life Sciences Tools & Services)	287	35,185
Independence Realty Trust, Inc. (Residential REITs)	404	7,535

See accompanying notes to the financial statements.

54 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Ingredion, Inc. (Food Products)	117	$14,552
Insperity, Inc. (Professional Services)	65	6,677
Interactive Brokers Group, Inc. (Capital Markets)	192	22,899
International Bancshares Corp. (Banks)	96	6,474
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	51	4,100
Iridium Communications, Inc. (Diversified Telecommunication Services)	219	6,285
ITT, Inc. (Machinery)	148	20,936
Janus Henderson Group PLC (Capital Markets)	230	8,563
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	113	12,458
Jefferies Financial Group, Inc. (Capital Markets)	304	17,775
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	86	21,577
KB Home (Household Durables)	132	11,363
KBR, Inc. (Professional Services)	242	16,115
Kemper Corp. (Insurance)	108	6,918
Kilroy Realty Corp. (Office REITs)	192	7,098
Kinsale Capital Group, Inc. (Insurance)	39	17,826
Kirby Corp.* (Marine Transportation)	105	12,902
Kite Realty Group Trust (Retail REITs)	395	9,741
Knife River Corp.* (Construction Materials)	103	8,191
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	290	15,785
Kyndryl Holdings, Inc.* (IT Services)	412	11,070
Lamar Advertising Co.—Class A (Specialized REITs)	158	18,938
Lancaster Colony Corp. (Food Products)	37	7,143
Landstar System, Inc. (Ground Transportation)	65	12,366
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	124	12,999
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	247	13,091
Lear Corp. (Automobile Components)	103	12,570
Lennox International, Inc. (Building Products)	58	33,843
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	162	17,366
Lincoln Electric Holdings, Inc. (Machinery)	103	21,157
Lithia Motors, Inc. (Specialty Retail)	48	13,264
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	44	11,753
LivaNova PLC* (Health Care Equipment & Supplies)	98	4,841
Louisiana-Pacific Corp. (Paper & Forest Products)	115	11,288
Lumentum Holdings, Inc.* (Communications Equipment)	122	6,317
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	98	9,890
Macy's, Inc. (Broadline Retail)	495	8,554
Manhattan Associates, Inc.* (Software)	110	28,093
ManpowerGroup, Inc. (Professional Services)	86	6,586
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	58	4,906
Masimo Corp.* (Health Care Equipment & Supplies)	81	8,665
MasTec, Inc.* (Construction & Engineering)	110	12,103

Common Stocks, continued

	Shares	Value
Matador Resources Co. (Oil, Gas & Consumable Fuels)	209	$12,849
Mattel, Inc.* (Leisure Products)	619	11,940
Maximus, Inc. (Professional Services)	110	10,218
MDU Resources Group, Inc. (Construction & Engineering)	365	9,833
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	42	16,066
MGIC Investment Corp. (Financial Services)	479	11,898
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	114	14,353
Morningstar, Inc. (Capital Markets)	47	14,930
MP Materials Corp.*(a) (Metals & Mining)	242	3,272
MSA Safety, Inc. (Commercial Services & Supplies)	67	12,640
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	82	7,294
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	260	10,759
Murphy USA, Inc. (Specialty Retail)	35	17,672
National Fuel Gas Co. (Gas Utilities)	166	9,726
National Storage Affiliates Trust (Specialized REITs)	124	5,279
Neogen Corp.* (Health Care Equipment & Supplies)	356	6,063
Neurocrine Biosciences, Inc.* (Biotechnology)	181	25,624
New Jersey Resources Corp. (Gas Utilities)	177	8,275
New York Community Bancorp, Inc.* (Banks)	467	4,913
NewMarket Corp. (Chemicals)	13	7,291
Nexstar Media Group, Inc. (Media)	56	10,348
NEXTracker, Inc.*—Class A (Electrical Equipment)	221	10,860
NNN REIT, Inc. (Retail REITs)	330	14,813
Nordstrom, Inc. (Broadline Retail)	176	4,018
Northwestern Energy Group, Inc. (Multi-Utilities)	110	5,915
NOV, Inc. (Energy Equipment & Services)	711	14,803
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	65	11,777
nVent Electric PLC (Electrical Equipment)	299	21,716
OGE Energy Corp. (Electric Utilities)	360	13,957
Old National Bancorp (Banks)	569	11,391
Old Republic International Corp. (Insurance)	455	15,752
Olin Corp. (Chemicals)	213	9,715
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	110	10,740
Omega Healthcare Investors, Inc. (Health Care REITs)	444	16,162
ONE Gas, Inc. (Gas Utilities)	101	7,033
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	88	16,834
Option Care Health, Inc.* (Health Care Providers & Services)	313	9,293
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	96	7,453
Oshkosh Corp. (Machinery)	117	12,712
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	447	20,759
Owens Corning (Building Products)	155	28,889
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	380	5,723

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 55

Common Stocks, continued

	Shares	Value
Paylocity Holding Corp.* (Professional Services)	77	$11,555
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	190	7,743
Penske Automotive Group, Inc. (Specialty Retail)	35	6,094
Penumbra, Inc.* (Health Care Equipment & Supplies)	69	11,529
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	280	19,320
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	924	14,174
Perrigo Co. PLC (Pharmaceuticals)	244	6,898
Pilgrim's Pride Corp.* (Food Products)	71	2,927
Pinnacle Financial Partners, Inc. (Banks)	138	13,292
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	158	11,645
Polaris, Inc. (Leisure Products)	96	7,995
Portland General Electric Co. (Electric Utilities)	185	8,765
Post Holdings, Inc.* (Food Products)	91	9,952
PotlatchDeltic Corp. (Specialized REITs)	143	6,343
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	103	7,523
Primerica, Inc. (Insurance)	63	15,862
Progyny, Inc.* (Health Care Providers & Services)	149	4,202
Prosperity Bancshares, Inc. (Banks)	172	12,473
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	549	32,902
PVH Corp. (Textiles, Apparel & Luxury Goods)	103	10,505
Qualys, Inc.* (Software)	66	9,843
R1 RCM, Inc.* (Health Care Providers & Services)	357	4,598
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	193	9,928
Range Resources Corp. (Oil, Gas & Consumable Fuels)	436	13,616
Rayonier, Inc. (Specialized REITs)	246	7,461
RB Global, Inc. (Commercial Services & Supplies)	330	26,278
RBC Bearings, Inc.* (Machinery)	53	15,415
Regal Rexnord Corp. (Electrical Equipment)	120	19,282
Reinsurance Group of America, Inc. (Insurance)	119	26,827
Reliance, Inc. (Metals & Mining)	103	31,369
RenaissanceRe Holdings, Ltd. (Insurance)	95	22,031
Repligen Corp.* (Life Sciences Tools & Services)	93	15,564
Rexford Industrial Realty, Inc. (Industrial REITs)	390	19,543
RH* (Specialty Retail)	27	7,832
RLI Corp. (Insurance)	72	10,842
Roivant Sciences, Ltd.* (Biotechnology)	611	6,629
Royal Gold, Inc. (Metals & Mining)	119	16,436
RPM International, Inc. (Chemicals)	231	28,058
Ryan Specialty Holdings, Inc. (Insurance)	185	11,394
Ryder System, Inc. (Ground Transportation)	79	11,073
Sabra Health Care REIT, Inc. (Health Care REITs)	417	6,768
Saia, Inc.* (Ground Transportation)	48	20,057
Sarepta Therapeutics, Inc.* (Biotechnology)	170	24,181
Science Applications International Corp. (Professional Services)	92	11,445

Common Stocks, continued

	Shares	Value
SEI Investments Co. (Capital Markets)	179	$12,143
Selective Insurance Group, Inc. (Insurance)	110	9,935
Sensata Technologies Holding PLC (Electrical Equipment)	270	10,527
Service Corp. International (Diversified Consumer Services)	262	20,937
Silgan Holdings, Inc. (Containers & Packaging)	145	7,457
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	58	6,968
Simpson Manufacturing Co., Inc. (Building Products)	76	14,599
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	237	15,435
SLM Corp. (Consumer Finance)	395	8,963
Sonoco Products Co. (Containers & Packaging)	176	9,490
Sotera Health Co.* (Life Sciences Tools & Services)	225	3,121
SouthState Corp. (Banks)	136	13,460
Southwest Gas Holdings, Inc. (Gas Utilities)	107	7,935
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,984	12,797
Spire, Inc. (Gas Utilities)	104	6,925
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	181	18,080
STAG Industrial, Inc. (Industrial REITs)	327	13,345
Starwood Property Trust, Inc. (Mortgage REITs)	539	10,753
Stericycle, Inc.* (Commercial Services & Supplies)	167	9,778
Stifel Financial Corp. (Capital Markets)	183	16,227
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	72	6,287
Synovus Financial Corp. (Banks)	264	12,342
Taylor Morrison Home Corp.* (Household Durables)	190	12,745
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	139	16,564
TEGNA, Inc. (Media)	305	4,859
Tempur Sealy International, Inc. (Household Durables)	312	16,333
Tenet Healthcare Corp.* (Health Care Providers & Services)	176	26,348
Teradata Corp.* (Software)	174	5,641
Terex Corp. (Machinery)	122	7,718
Tetra Tech, Inc. (Commercial Services & Supplies)	96	20,471
Texas Capital Bancshares, Inc.* (Banks)	84	5,552
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	34	28,726
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	120	20,952
The Boston Beer Co., Inc.*—Class A (Beverages)	16	4,483
The Brink's Co. (Commercial Services & Supplies)	79	8,689
The Carlyle Group, Inc. (Capital Markets)	388	19,298
The Chemours Co. (Chemicals)	268	6,478
The Gap, Inc. (Specialty Retail)	390	9,157
The Goodyear Tire & Rubber Co.* (Automobile Components)	513	6,002
The Hanover Insurance Group, Inc. (Insurance)	65	8,937
The Middleby Corp.* (Machinery)	96	13,016

See accompanying notes to the financial statements.

56 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
The New York Times Co.—Class A (Media)	294	$15,756
The Scotts Miracle-Gro Co. (Chemicals)	75	5,895
The Timken Co. (Machinery)	117	10,173
The Toro Co. (Machinery)	188	17,997
The Wendy's Co. (Hotels, Restaurants & Leisure)	299	5,062
The Western Union Co. (Financial Services)	608	7,229
Thor Industries, Inc. (Automobiles)	96	10,189
TKO Group Holdings, Inc. (Entertainment)	105	11,481
Toll Brothers, Inc. (Household Durables)	188	26,829
TopBuild Corp.* (Household Durables)	57	27,277
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	128	5,900
Trex Co., Inc.* (Building Products)	195	16,308
TXNM Energy, Inc. (Electric Utilities)	162	6,736
UFP Industries, Inc. (Building Products)	111	14,644
UGI Corp. (Gas Utilities)	377	9,342
UMB Financial Corp. (Banks)	79	8,060
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	341	2,377
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	345	2,343
United Bankshares, Inc. (Banks)	242	9,421
United States Steel Corp. (Metals & Mining)	402	16,518
United Therapeutics Corp.* (Biotechnology)	79	24,750
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	79	17,587
Unum Group (Insurance)	320	18,410
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	406	22,082
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	67	12,195
Valaris, Ltd.* (Energy Equipment & Services)	112	8,802
Valley National Bancorp (Banks)	770	6,468
Valmont Industries, Inc. (Construction & Engineering)	37	11,039
Valvoline, Inc.* (Specialty Retail)	231	10,742
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	225	5,470
Visteon Corp.* (Automobile Components)	49	5,661
Vontier Corp. (Electronic Equipment, Instruments & Components)	277	10,867
Vornado Realty Trust (Office REITs)	288	8,638
Voya Financial, Inc. (Financial Services)	181	13,164
Warner Music Group Corp.—Class A (Entertainment)	255	7,653
Watsco, Inc. (Trading Companies & Distributors)	58	28,390
Watts Water Technologies, Inc.—Class A (Machinery)	48	9,961
Weatherford International PLC* (Energy Equipment & Services)	131	15,440
Webster Financial Corp. (Banks)	309	15,333
WESCO International, Inc. (Trading Companies & Distributors)	79	13,821
Westlake Corp. (Chemicals)	58	8,576
WEX, Inc.* (Financial Services)	75	13,759
Whirlpool Corp. (Household Durables)	98	9,993
Williams-Sonoma, Inc. (Specialty Retail)	230	35,576
Wingstop, Inc. (Hotels, Restaurants & Leisure)	54	20,190
Wintrust Financial Corp. (Banks)	117	12,659
Common Stocks, continued

	Shares	Value
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	226	$4,260
Woodward, Inc. (Aerospace & Defense)	110	17,159
WP Carey, Inc. (Diversified REITs)	394	22,777
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	145	10,979
XPO, Inc.* (Ground Transportation)	209	24,012
YETI Holdings, Inc.* (Leisure Products)	152	6,285
Ziff Davis, Inc.* (Interactive Media & Services)	84	4,022
Zions Bancorp NA (Banks)	266	13,744
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	512	5,816
TOTAL COMMON STOCKS (Cost $3,039,135)		5,089,470

Repurchase Agreements(b)(c) (50.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $5,272,761	$5,272,000	$5,272,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,272,000)		5,272,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	8,448	$8,448
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,448)		8,448
TOTAL INVESTMENT SECURITIES (Cost $8,319,583)—98.6%		10,369,918
Net other assets (liabilities)—1.4%		148,414
NET ASSETS—100.0%		$10,518,332

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $8,181.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $573,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 57

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/24	5.98%	$4,826,701	$42,692
S&P MidCap 400	UBS AG	8/27/24	5.68%	577,801	5,154
				$5,404,502	$47,846

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$63,675	0.6%
Air Freight & Logistics	11,980	0.1%
Automobile Components	54,476	0.5%
Automobiles	18,402	0.2%
Banks	292,555	2.8%
Beverages	26,201	0.2%
Biotechnology	153,412	1.5%
Broadline Retail	23,312	0.2%
Building Products	194,525	1.9%
Capital Markets	157,478	1.5%
Chemicals	112,317	1.1%
Commercial Services & Supplies	99,580	0.9%
Communications Equipment	19,977	0.2%
Construction & Engineering	123,086	1.2%
Construction Materials	25,345	0.2%
Consumer Finance	38,585	0.4%
Consumer Staples Distribution & Retail	85,468	0.8%
Containers & Packaging	86,722	0.8%
Diversified Consumer Services	60,012	0.6%
Diversified REITs	22,777	0.2%
Diversified Telecommunication Services	18,064	0.2%
Electric Utilities	44,997	0.4%
Electrical Equipment	84,376	0.8%
Electronic Equipment, Instruments & Components	125,135	1.2%
Energy Equipment & Services	50,762	0.5%
Entertainment	19,134	0.2%
Financial Services	90,052	0.9%
Food Products	53,746	0.5%
Gas Utilities	49,236	0.5%
Ground Transportation	86,525	0.8%
Health Care Equipment & Supplies	86,483	0.8%
Health Care Providers & Services	105,495	1.0%
Health Care REITs	34,959	0.3%
Health Care Technology	6,132	0.1%
Hotel & Resort REITs	5,723	0.1%
Hotels, Restaurants & Leisure	173,062	1.6%
Household Durables	107,023	1.0%
Household Products	20,934	0.2%
Independent Power and Renewable Electricity Producers	7,453	0.1%

	Value	% of Net Assets
Industrial REITs	$61,938	0.6%
Insurance	249,786	2.4%
Interactive Media & Services	9,838	0.1%
IT Services	11,070	0.1%
Leisure Products	36,157	0.3%
Life Sciences Tools & Services	120,502	1.1%
Machinery	230,299	2.2%
Marine Transportation	12,902	0.1%
Media	30,962	0.3%
Metals & Mining	103,875	1.0%
Mortgage REITs	28,652	0.3%
Multi-Utilities	13,237	0.1%
Office REITs	29,098	0.3%
Oil, Gas & Consumable Fuels	225,826	2.1%
Paper & Forest Products	11,288	0.1%
Personal Care Products	35,795	0.3%
Pharmaceuticals	19,356	0.2%
Professional Services	138,256	1.3%
Real Estate Management & Development	21,577	0.2%
Residential REITs	51,402	0.5%
Retail REITs	50,843	0.5%
Semiconductors & Semiconductor Equipment	129,424	1.2%
Software	125,758	1.2%
Specialized REITs	87,811	0.8%
Specialty Retail	212,035	2.0%
Technology Hardware, Storage & Peripherals	32,902	0.3%
Textiles, Apparel & Luxury Goods	61,288	0.6%
Trading Companies & Distributors	90,043	0.9%
Water Utilities	18,374	0.2%
Other**	5,428,862	51.6%
Total	$10,518,332	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (99.4%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	49	$12,316
Adient PLC* (Automobile Components)	298	7,676
AECOM (Construction & Engineering)	244	22,109
Affiliated Managers Group, Inc. (Capital Markets)	106	19,676
AGCO Corp. (Machinery)	206	19,451
Agree Realty Corp. (Retail REITs)	333	22,966
Alcoa Corp. (Metals & Mining)	595	19,659
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	207	4,976
ALLETE, Inc. (Electric Utilities)	191	12,320
Ally Financial, Inc. (Consumer Finance)	907	40,824
Amedisys, Inc.* (Health Care Providers & Services)	64	6,275
American Financial Group, Inc. (Insurance)	217	28,418
American Homes 4 Rent—Class A (Residential REITs)	427	15,411
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	342	11,170
Annaly Capital Management, Inc. (Mortgage REITs)	1,660	33,051
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	477	6,850
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	970	28,149
AptarGroup, Inc. (Containers & Packaging)	91	13,375
Aramark (Hotels, Restaurants & Leisure)	872	29,883
Arcadium Lithium PLC* (Chemicals)	1,336	4,248
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	177	21,893
ASGN, Inc.* (Professional Services)	152	14,390
Ashland, Inc. (Chemicals)	166	16,044
Aspen Technology, Inc.* (Software)	46	8,646
Associated Banc-Corp. (Banks)	491	11,283
Autoliv, Inc. (Automobile Components)	96	9,709
AutoNation, Inc.* (Specialty Retail)	82	15,639
Avantor, Inc.* (Life Sciences Tools & Services)	1,307	34,962
Avient Corp. (Chemicals)	302	13,662
Avnet, Inc. (Electronic Equipment, Instruments & Components)	299	16,074
Azenta, Inc.* (Life Sciences Tools & Services)	65	4,049
Bank OZK (Banks)	168	7,878
Belden, Inc. (Electronic Equipment, Instruments & Components)	135	12,513
BellRing Brands, Inc.* (Personal Care Products)	204	10,461
Berry Global Group, Inc. (Containers & Packaging)	378	24,842
BioMarin Pharmaceutical, Inc.* (Biotechnology)	277	23,359
BJ's Wholesale Club Holdings, Inc.* (Household Products)	441	38,790
Black Hills Corp. (Multi-Utilities)	229	13,523
Blackbaud, Inc.* (Software)	51	4,048
Brighthouse Financial, Inc.* (Insurance)	206	10,273
Brixmor Property Group, Inc. (Retail REITs)	559	14,238
Bruker Corp. (Life Sciences Tools & Services)	129	8,838

Common Stocks, continued

	Shares	Value
Brunswick Corp. (Leisure Products)	87	$7,086
Burlington Stores, Inc.* (Specialty Retail)	85	22,127
Cabot Corp. (Chemicals)	62	6,218
CACI International, Inc.*—Class A (Professional Services)	46	21,227
Cadence Bank (Banks)	606	19,919
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	201	6,742
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	120	7,266
ChampionX Corp. (Energy Equipment & Services)	208	7,126
Chemed Corp. (Health Care Providers & Services)	20	11,403
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	369	28,166
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	39	4,971
Ciena Corp.* (Communications Equipment)	282	14,873
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	77	10,047
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,576	24,192
CNO Financial Group, Inc. (Insurance)	359	12,515
Cognex Corp. (Electronic Equipment, Instruments & Components)	320	15,878
Coherent Corp.* (Electronic Equipment, Instruments & Components)	440	30,658
Columbia Banking System, Inc. (Banks)	694	18,155
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	59	4,820
Commerce Bancshares, Inc. (Banks)	231	14,948
Commercial Metals Co. (Metals & Mining)	383	23,018
CommVault Systems, Inc.* (Software)	59	9,018
Concentrix Corp. (Professional Services)	155	10,928
COPT Defense Properties (Office REITs)	228	6,605
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	244	13,046
Cousins Properties, Inc. (Office REITs)	504	13,865
Crane NXT Co. (Electronic Equipment, Instruments & Components)	160	10,061
Crown Holdings, Inc. (Containers & Packaging)	210	18,627
CubeSmart (Specialized REITs)	336	15,987
Cullen/Frost Bankers, Inc. (Banks)	123	14,398
Curtiss-Wright Corp. (Aerospace & Defense)	43	12,672
Cytokinetics, Inc.* (Biotechnology)	209	12,333
Darling Ingredients, Inc.* (Food Products)	531	21,096
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	689	18,699
Dick's Sporting Goods, Inc. (Specialty Retail)	91	19,688
Dolby Laboratories, Inc.—Class A (Software)	85	6,695
Donaldson Co., Inc. (Machinery)	172	12,869
Doximity, Inc.*—Class A (Health Care Technology)	203	5,684
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	118	8,892
East West Bancorp, Inc. (Banks)	212	18,633
EastGroup Properties, Inc. (Industrial REITs)	62	11,593

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 59

Common Stocks, continued

	Shares	Value
Encompass Health Corp. (Health Care Providers & Services)	184	$17,101
EnerSys (Electrical Equipment)	77	8,465
Enovis Corp.* (Health Care Equipment & Supplies)	166	7,908
Envista Holdings Corp.* (Health Care Equipment & Supplies)	570	9,730
EPR Properties (Specialized REITs)	96	4,320
Equitable Holdings, Inc. (Financial Services)	476	20,758
Equity LifeStyle Properties, Inc. (Residential REITs)	222	15,247
Erie Indemnity Co.—Class A (Insurance)	34	14,999
Essent Group, Ltd. (Financial Services)	354	22,246
Essential Utilities, Inc. (Water Utilities)	434	17,642
Euronet Worldwide, Inc.* (Financial Services)	67	6,833
Evercore, Inc. (Capital Markets)	36	9,014
ExlService Holdings, Inc.* (Professional Services)	232	8,180
Exponent, Inc. (Professional Services)	82	8,699
F.N.B. Corp. (Banks)	1,193	18,301
Federated Hermes, Inc. (Capital Markets)	265	9,097
Fidelity National Financial, Inc. (Insurance)	862	47,763
First American Financial Corp. (Insurance)	345	20,900
First Financial Bankshares, Inc. (Banks)	256	9,846
First Horizon Corp. (Banks)	1,814	30,347
First Industrial Realty Trust, Inc. (Industrial REITs)	228	12,476
Flowers Foods, Inc. (Food Products)	637	14,345
Flowserve Corp. (Machinery)	241	12,183
Fluor Corp.* (Construction & Engineering)	568	27,322
Fortune Brands Innovations, Inc. (Building Products)	249	20,122
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	741	21,712
GameStop Corp.*—Class A (Specialty Retail)	893	20,244
Gaming and Leisure Properties, Inc. (Specialized REITs)	514	25,802
GATX Corp. (Trading Companies & Distributors)	75	10,463
Genpact, Ltd. (Professional Services)	549	19,033
Gentex Corp. (Automobile Components)	276	8,573
Glacier Bancorp, Inc. (Banks)	375	16,766
Globus Medical, Inc.* (Health Care Equipment & Supplies)	373	26,842
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	8,523
Graphic Packaging Holding Co. (Containers & Packaging)	1,018	30,641
Greif, Inc.—Class A (Containers & Packaging)	85	5,668
GXO Logistics, Inc.* (Air Freight & Logistics)	147	8,229
Haemonetics Corp.* (Health Care Equipment & Supplies)	68	6,123
Hancock Whitney Corp. (Banks)	138	7,553
Harley-Davidson, Inc. (Automobiles)	406	15,225
Healthcare Realty Trust, Inc. (Health Care REITs)	1,254	22,183

Common Stocks, continued

	Shares	Value
HealthEquity, Inc.* (Health Care Providers & Services)	142	$11,144
Helen of Troy, Ltd.* (Household Durables)	79	4,670
Hexcel Corp. (Aerospace & Defense)	141	9,336
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	497	25,581
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	86	3,716
Home BancShares, Inc. (Banks)	617	17,480
IDACORP, Inc. (Electric Utilities)	103	10,068
Illumina, Inc.* (Life Sciences Tools & Services)	529	64,855
Independence Realty Trust, Inc. (Residential REITs)	745	13,894
Ingredion, Inc. (Food Products)	140	17,412
Insperity, Inc. (Professional Services)	60	6,163
Interactive Brokers Group, Inc. (Capital Markets)	146	17,413
International Bancshares Corp. (Banks)	101	6,811
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	52	4,181
Iridium Communications, Inc. (Diversified Telecommunication Services)	202	5,797
Janus Henderson Group PLC (Capital Markets)	426	15,860
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	120	13,230
Jefferies Financial Group, Inc. (Capital Markets)	563	32,920
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	157	39,391
KB Home (Household Durables)	121	10,416
KBR, Inc. (Professional Services)	241	16,048
Kemper Corp. (Insurance)	201	12,876
Kilroy Realty Corp. (Office REITs)	354	13,087
Kirby Corp.* (Marine Transportation)	112	13,763
Kite Realty Group Trust (Retail REITs)	727	17,928
Knife River Corp.* (Construction Materials)	55	4,374
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	537	29,230
Kyndryl Holdings, Inc.* (IT Services)	764	20,529
Lamar Advertising Co.—Class A (Specialized REITs)	121	14,503
Lancaster Colony Corp. (Food Products)	34	6,564
Landstar System, Inc. (Ground Transportation)	37	7,039
Lear Corp. (Automobile Components)	188	22,944
Lithia Motors, Inc. (Specialty Retail)	92	25,422
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	24	6,411
LivaNova PLC* (Health Care Equipment & Supplies)	113	5,582
Louisiana-Pacific Corp. (Paper & Forest Products)	75	7,362
Lumentum Holdings, Inc.* (Communications Equipment)	223	11,547
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	68	6,863
Macy's, Inc. (Broadline Retail)	912	15,759

See accompanying notes to the financial statements.

60 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
ManpowerGroup, Inc. (Professional Services)	158	$12,100
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	108	9,135
Masimo Corp.* (Health Care Equipment & Supplies)	58	6,205
MasTec, Inc.* (Construction & Engineering)	202	22,226
Mattel, Inc.* (Leisure Products)	639	12,326
Maximus, Inc. (Professional Services)	55	5,109
MDU Resources Group, Inc. (Construction & Engineering)	677	18,238
MGIC Investment Corp. (Financial Services)	548	13,612
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	107	13,470
MP Materials Corp.*(a) (Metals & Mining)	267	3,610
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	70	6,227
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	274	11,338
National Fuel Gas Co. (Gas Utilities)	304	17,811
National Storage Affiliates Trust (Specialized REITs)	117	4,981
Neogen Corp.* (Health Care Equipment & Supplies)	654	11,138
New Jersey Resources Corp. (Gas Utilities)	328	15,334
New York Community Bancorp, Inc.* (Banks)	862	9,068
Nexstar Media Group, Inc. (Media)	103	19,033
NNN REIT, Inc. (Retail REITs)	383	17,193
Nordstrom, Inc. (Broadline Retail)	325	7,420
Northwestern Energy Group, Inc. (Multi-Utilities)	204	10,969
NOV, Inc. (Energy Equipment & Services)	1,312	27,316
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	50	9,059
OGE Energy Corp. (Electric Utilities)	664	25,743
Old National Bancorp (Banks)	1,047	20,961
Old Republic International Corp. (Insurance)	837	28,977
Olin Corp. (Chemicals)	233	10,627
Omega Healthcare Investors, Inc. (Health Care REITs)	482	17,545
ONE Gas, Inc. (Gas Utilities)	188	13,090
Option Care Health, Inc.* (Health Care Providers & Services)	259	7,690
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	179	13,898
Oshkosh Corp. (Machinery)	217	23,577
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	350	14,263
Penske Automotive Group, Inc. (Specialty Retail)	65	11,317
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	516	35,604
Perrigo Co. PLC (Pharmaceuticals)	451	12,750
Pilgrim's Pride Corp.* (Food Products)	133	5,484
Pinnacle Financial Partners, Inc. (Banks)	150	14,448
Polaris, Inc. (Leisure Products)	177	14,741
Portland General Electric Co. (Electric Utilities)	341	16,157
Post Holdings, Inc.* (Food Products)	167	18,263
PotlatchDeltic Corp. (Specialized REITs)	263	11,667

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	95	$6,939
Prosperity Bancshares, Inc. (Banks)	319	23,134
PVH Corp. (Textiles, Apparel & Luxury Goods)	188	19,174
R1 RCM, Inc.* (Health Care Providers & Services)	656	8,449
Rayonier, Inc. (Specialized REITs)	281	8,523
Regal Rexnord Corp. (Electrical Equipment)	220	35,349
Reinsurance Group of America, Inc. (Insurance)	218	49,145
RenaissanceRe Holdings, Ltd. (Insurance)	79	18,321
Rexford Industrial Realty, Inc. (Industrial REITs)	440	22,049
RH* (Specialty Retail)	28	8,122
RLI Corp. (Insurance)	46	6,927
Roivant Sciences, Ltd.* (Biotechnology)	427	4,633
Royal Gold, Inc. (Metals & Mining)	105	14,503
RPM International, Inc. (Chemicals)	196	23,807
Ryder System, Inc. (Ground Transportation)	145	20,323
Sabra Health Care REIT, Inc. (Health Care REITs)	768	12,465
Sarepta Therapeutics, Inc.* (Biotechnology)	64	9,103
Science Applications International Corp. (Professional Services)	110	13,684
SEI Investments Co. (Capital Markets)	166	11,261
Selective Insurance Group, Inc. (Insurance)	91	8,219
Sensata Technologies Holding PLC (Electrical Equipment)	500	19,495
Service Corp. International (Diversified Consumer Services)	237	18,939
Silgan Holdings, Inc. (Containers & Packaging)	268	13,783
SLM Corp. (Consumer Finance)	437	9,916
Sonoco Products Co. (Containers & Packaging)	326	17,578
SouthState Corp. (Banks)	253	25,039
Southwest Gas Holdings, Inc. (Gas Utilities)	200	14,832
Spire, Inc. (Gas Utilities)	191	12,719
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	196	19,578
STAG Industrial, Inc. (Industrial REITs)	301	12,284
Starwood Property Trust, Inc. (Mortgage REITs)	995	19,850
Stericycle, Inc.* (Commercial Services & Supplies)	307	17,975
Stifel Financial Corp. (Capital Markets)	340	30,148
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	78	6,811
Synovus Financial Corp. (Banks)	484	22,627
Taylor Morrison Home Corp.* (Household Durables)	351	23,544
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	257	30,627
TEGNA, Inc. (Media)	563	8,969
Tenet Healthcare Corp.* (Health Care Providers & Services)	324	48,503
Terex Corp. (Machinery)	98	6,199
Texas Capital Bancshares, Inc.* (Banks)	154	10,179
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	20	16,898

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 61

Common Stocks, continued

	Shares	Value
The Boston Beer Co., Inc.*—Class A (Beverages)	16	$4,483
The Carlyle Group, Inc. (Capital Markets)	372	18,503
The Chemours Co. (Chemicals)	493	11,916
The Gap, Inc. (Specialty Retail)	718	16,859
The Goodyear Tire & Rubber Co.* (Automobile Components)	944	11,045
The Hanover Insurance Group, Inc. (Insurance)	119	16,361
The Middleby Corp.* (Machinery)	89	12,067
The Scotts Miracle-Gro Co. (Chemicals)	86	6,760
The Timken Co. (Machinery)	131	11,390
The Toro Co. (Machinery)	180	17,231
The Wendy's Co. (Hotels, Restaurants & Leisure)	254	4,300
The Western Union Co. (Financial Services)	1,122	13,341
Thor Industries, Inc. (Automobiles)	177	18,787
TKO Group Holdings, Inc. (Entertainment)	111	12,138
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	72	3,318
TXNM Energy, Inc. (Electric Utilities)	299	12,432
UGI Corp. (Gas Utilities)	695	17,222
UMB Financial Corp. (Banks)	146	14,895
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	626	4,363
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	635	4,312
United Bankshares, Inc. (Banks)	447	17,402
United States Steel Corp. (Metals & Mining)	743	30,529
United Therapeutics Corp.* (Biotechnology)	81	25,377
Unum Group (Insurance)	590	33,943
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	750	40,794
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	42	7,644
Valley National Bancorp (Banks)	1,420	11,928
Valmont Industries, Inc. (Construction & Engineering)	68	20,288
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	415	10,089
Visteon Corp.* (Automobile Components)	50	5,777
Vornado Realty Trust (Office REITs)	531	15,925
Voya Financial, Inc. (Financial Services)	201	14,619

Common Stocks, continued

	Shares	Value
Warner Music Group Corp.—Class A (Entertainment)	108	$3,241
Webster Financial Corp. (Banks)	569	28,234
WESCO International, Inc. (Trading Companies & Distributors)	145	25,367
Whirlpool Corp. (Household Durables)	182	18,559
Wintrust Financial Corp. (Banks)	216	23,371
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	222	4,185
WP Carey, Inc. (Diversified REITs)	725	41,912
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	91	6,891
XPO, Inc.* (Ground Transportation)	205	23,552
YETI Holdings, Inc.* (Leisure Products)	102	4,218
Ziff Davis, Inc.* (Interactive Media & Services)	153	7,325
Zions Bancorp NA (Banks)	489	25,267
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	632	7,180
TOTAL COMMON STOCKS (Cost $3,742,087)		4,517,937

Collateral for Securities Loaned(b) (0.1%)

Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(c)	6,481	6,481
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,481)		6,481
TOTAL INVESTMENT SECURITIES (Cost $3,748,568)—99.5%		4,524,418
Net other assets (liabilities)—0.5%		24,237
NET ASSETS—100.0%		$4,548,655

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $6,245.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(c)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

62 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Mid-Cap Value ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$22,008	0.5%
Air Freight & Logistics	8,229	0.2%
Automobile Components	65,724	1.4%
Automobiles	34,012	0.8%
Banks	458,872	10.1%
Beverages	4,483	0.1%
Biotechnology	74,805	1.6%
Broadline Retail	23,179	0.5%
Building Products	20,122	0.4%
Capital Markets	163,892	3.6%
Chemicals	93,281	2.1%
Commercial Services & Supplies	17,975	0.4%
Communications Equipment	26,420	0.6%
Construction & Engineering	110,182	2.4%
Construction Materials	4,374	0.1%
Consumer Finance	50,740	1.1%
Consumer Staples Distribution & Retail	95,975	2.1%
Containers & Packaging	124,515	2.7%
Diversified Consumer Services	27,462	0.6%
Diversified REITs	41,912	0.9%
Diversified Telecommunication Services	27,509	0.6%
Electric Utilities	76,720	1.7%
Electrical Equipment	75,625	1.7%
Electronic Equipment, Instruments & Components	167,445	3.7%
Energy Equipment & Services	34,442	0.8%
Entertainment	15,379	0.3%
Financial Services	91,409	2.0%
Food Products	83,164	1.8%
Gas Utilities	91,009	2.0%
Ground Transportation	80,144	1.8%
Health Care Equipment & Supplies	92,227	2.0%
Health Care Providers & Services	110,565	2.4%
Health Care REITs	52,193	1.2%
Health Care Technology	5,684	0.1%
Hotels, Restaurants & Leisure	69,858	1.5%
Household Durables	57,189	1.3%
Household Products	38,790	0.9%
Independent Power and Renewable Electricity Producers	13,897	0.3%

	Value	% of Net Assets
Industrial REITs	$58,402	1.3%
Insurance	309,637	6.8%
Interactive Media & Services	14,505	0.3%
IT Services	20,529	0.5%
Leisure Products	38,371	0.8%
Life Sciences Tools & Services	112,704	2.5%
Machinery	114,967	2.5%
Marine Transportation	13,762	0.3%
Media	28,002	0.6%
Metals & Mining	115,511	2.5%
Mortgage REITs	52,901	1.2%
Multi-Utilities	24,491	0.5%
Office REITs	49,482	1.1%
Oil, Gas & Consumable Fuels	140,137	3.1%
Paper & Forest Products	7,362	0.2%
Personal Care Products	10,461	0.2%
Pharmaceuticals	25,980	0.6%
Professional Services	135,562	3.0%
Real Estate Management & Development	39,391	0.9%
Residential REITs	44,552	1.0%
Retail REITs	72,325	1.6%
Semiconductors & Semiconductor Equipment	64,461	1.4%
Software	28,407	0.6%
Specialized REITs	85,783	1.9%
Specialty Retail	139,419	3.1%
Textiles, Apparel & Luxury Goods	46,677	1.0%
Trading Companies & Distributors	55,103	1.2%
Water Utilities	17,642	0.4%
Other**	30,718	0.6%
Total	$4,548,655	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 63

Common Stocks (52.9%)

	Shares	Value
Adobe, Inc.* (Software)	2,198	$1,212,526
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,931	1,145,871
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,166	302,287
Alphabet, Inc.—Class A (Interactive Media & Services)	11,159	1,914,215
Alphabet, Inc.—Class C (Interactive Media & Services)	10,671	1,847,684
Amazon.com, Inc.* (Broadline Retail)	19,770	3,696,594
American Electric Power Co., Inc. (Electric Utilities)	2,586	253,738
Amgen, Inc. (Biotechnology)	2,632	875,060
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,435	563,410
ANSYS, Inc.* (Software)	428	134,234
Apple, Inc. (Technology Hardware, Storage & Peripherals)	29,131	6,469,413
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,063	862,169
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	580	83,619
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	447	418,705
AstraZeneca PLCADR (Pharmaceuticals)	2,857	226,132
Atlassian Corp.*—Class A (Software)	782	138,078
Autodesk, Inc.* (Software)	1,057	261,629
Automatic Data Processing, Inc. (Professional Services)	2,008	527,341
Baker Hughes Co. (Energy Equipment & Services)	4,897	189,612
Biogen, Inc.* (Biotechnology)	714	152,225
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	166	616,692
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	22,740	3,653,862
Cadence Design Systems, Inc.* (Software)	1,335	357,326
CDW Corp. (Electronic Equipment, Instruments & Components)	659	143,734
Charter Communications, Inc.*—Class A (Media)	707	268,462
Cintas Corp. (Commercial Services & Supplies)	498	380,442
Cisco Systems, Inc. (Communications Equipment)	19,768	957,760
Coca-Cola Europacific Partners PLC (Beverages)	2,253	166,204
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,440	184,659
Comcast Corp.—Class A (Media)	19,206	792,631
Constellation Energy Corp. (Electric Utilities)	1,547	293,622
Copart, Inc.* (Commercial Services & Supplies)	4,722	247,102
CoStar Group, Inc.* (Real Estate Management & Development)	2,004	156,352

Common Stocks, continued

	Shares	Value
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,176	$1,788,672
Crowdstrike Holdings, Inc.*—Class A (Software)	1,132	262,579
CSX Corp. (Ground Transportation)	9,592	336,679
Datadog, Inc.*—Class A (Software)	1,514	176,290
Dexcom, Inc.* (Health Care Equipment & Supplies)	1,951	132,317
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	875	177,021
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,070	111,644
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,873	207,379
Electronic Arts, Inc. (Entertainment)	1,307	197,279
Exelon Corp. (Electric Utilities)	4,907	182,540
Fastenal Co. (Trading Companies & Distributors)	2,809	198,737
Fortinet, Inc.* (Software)	3,748	217,534
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,240	189,571
Gilead Sciences, Inc. (Biotechnology)	6,113	464,955
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,706	138,033
Honeywell International, Inc. (Industrial Conglomerates)	3,195	654,176
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	405	192,829
Illumina, Inc.* (Life Sciences Tools & Services)	782	95,873
Intel Corp. (Semiconductors & Semiconductor Equipment)	20,888	642,097
Intuit, Inc. (Software)	1,372	888,163
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,740	773,621
Keurig Dr Pepper, Inc. (Beverages)	6,651	227,996
KLA Corp. (Semiconductors & Semiconductor Equipment)	661	544,049
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	642	591,436
Linde PLC (Chemicals)	2,359	1,069,807
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	593	153,385
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,401	318,447
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,247	284,464
MercadoLibre, Inc.* (Broadline Retail)	249	415,556
Meta Platforms, Inc.—Class A (Interactive Media & Services)	6,623	3,144,799
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,634	233,847
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,434	596,762
Microsoft Corp. (Software)	14,119	5,906,683
Moderna, Inc.* (Biotechnology)	1,880	224,134

See accompanying notes to the financial statements.

64 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Mondelez International, Inc.—Class A (Food Products)	6,582	$449,880
MongoDB, Inc.* (IT Services)	360	90,850
Monster Beverage Corp.* (Beverages)	5,111	262,961
Netflix, Inc.* (Entertainment)	2,114	1,328,331
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	46,730	5,468,344
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,255	330,266
Old Dominion Freight Line, Inc. (Ground Transportation)	1,066	224,052
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,111	165,186
O'Reilly Automotive, Inc.* (Specialty Retail)	289	325,513
PACCAR, Inc. (Machinery)	2,572	253,754
Palo Alto Networks, Inc.* (Software)	1,589	515,996
Paychex, Inc. (Professional Services)	1,766	226,083
PayPal Holdings, Inc.* (Financial Services)	5,133	337,649
PDD Holdings, Inc.*ADR (Broadline Retail)	3,277	422,373
PepsiCo, Inc. (Beverages)	6,746	1,164,832
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,476	990,882
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	532	574,129
Roper Technologies, Inc. (Software)	525	285,994
Ross Stores, Inc. (Specialty Retail)	1,645	235,613
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,559	433,324
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	288	202,075
Synopsys, Inc.* (Software)	752	419,857
Take-Two Interactive Software, Inc.* (Entertainment)	841	126,596
Tesla, Inc.* (Automobiles)	9,171	2,128,314
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,468	910,623
The Kraft Heinz Co. (Food Products)	5,958	209,781

Common Stocks, continued

	Shares	Value
The Trade Desk, Inc.*—Class A (Media)	2,185	$196,388
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	5,750	1,048,110
Verisk Analytics, Inc. (Professional Services)	700	183,225
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,266	627,582
Warner Bros. Discovery, Inc.* (Entertainment)	12,023	103,999
Workday, Inc.*—Class A (Software)	1,040	236,205
Xcel Energy, Inc. (Electric Utilities)	2,726	158,871
Zscaler, Inc.* (Software)	735	131,822
TOTAL COMMON STOCKS (Cost $28,308,267)		72,002,204

Repurchase Agreements(a)(b) (53.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $72,994,538	$72,984,000	$72,984,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,984,000)		72,984,000
TOTAL INVESTMENT SECURITIES (Cost $101,292,267)—106.5%		144,986,204
Net other assets (liabilities)—(6.5)%		(8,822,934)
NET ASSETS—100.0%		$136,163,270

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $7,512,000.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	18	9/23/24	$7,021,890	$(90,716)

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 65

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/24	6.08%	$56,670,930	$1,016,630
Nasdaq-100 Index	UBS AG	8/27/24	6.13%	503,423	7,748
				$57,174,353	$1,024,378

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Automobiles	$2,128,314	1.6%
Beverages	1,821,993	1.3%
Biotechnology	2,918,085	2.1%
Broadline Retail	4,534,523	3.3%
Chemicals	1,069,806	0.8%
Commercial Services & Supplies	627,544	0.5%
Communications Equipment	957,760	0.7%
Consumer Staples Distribution & Retail	1,900,316	1.4%
Electric Utilities	888,771	0.7%
Electronic Equipment, Instruments & Components	143,734	0.1%
Energy Equipment & Services	189,612	0.1%
Entertainment	1,756,205	1.3%
Financial Services	337,649	0.3%
Food Products	659,661	0.5%
Ground Transportation	560,731	0.4%
Health Care Equipment & Supplies	1,288,338	1.0%
Hotels, Restaurants & Leisure	1,878,129	1.4%
Industrial Conglomerates	654,176	0.5%
Interactive Media & Services	6,906,698	5.1%
IT Services	275,509	0.2%
Life Sciences Tools & Services	95,873	0.1%

	Value	% of Net Assets
Machinery	$253,753	0.2%
Media	1,257,481	0.9%
Oil, Gas & Consumable Fuels	177,021	0.1%
Pharmaceuticals	226,132	0.2%
Professional Services	936,649	0.7%
Real Estate Management & Development	156,352	0.1%
Semiconductors & Semiconductor Equipment	17,623,626	12.8%
Software	11,144,917	8.2%
Specialty Retail	561,126	0.4%
Technology Hardware, Storage & Peripherals	6,671,488	4.9%
Textiles, Apparel & Luxury Goods	153,385	0.1%
Trading Companies & Distributors	198,737	0.1%
Wireless Telecommunication Services	1,048,110	0.8%
Other**	64,161,066	47.1%
Total	$136,163,270	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

66 :: Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (81.6%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	24,778	$513,648
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	13,612	289,119
Baker Hughes Co. (Energy Equipment & Services)	15,540	601,709
Bristow Group, Inc.* (Energy Equipment & Services)	1,601	60,758
Cactus, Inc.—Class A (Energy Equipment & Services)	8,404	530,460
ChampionX Corp. (Energy Equipment & Services)	16,004	548,297
Core Laboratories, Inc. (Energy Equipment & Services)	5,584	136,752
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	20,569	337,743
Dril-Quip, Inc.* (Energy Equipment & Services)	5,248	90,895
Expro Group Holdings N.V.* (Energy Equipment & Services)	11,719	272,115
Halliburton Co. (Energy Equipment & Services)	14,676	508,964
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	26,826	316,547
Helmerich & Payne, Inc. (Energy Equipment & Services)	14,773	597,125
Kodiak Gas Services, Inc. (Energy Equipment & Services)	5,541	159,858
Liberty Energy, Inc. (Energy Equipment & Services)	23,511	567,791
Nabors Industries, Ltd.* (Energy Equipment & Services)	2,731	280,829
Newpark Resources, Inc.* (Energy Equipment & Services)	9,086	75,050
Noble Corp. PLC (Energy Equipment & Services)	11,232	530,375
NOV, Inc. (Energy Equipment & Services)	27,609	574,819
Oceaneering International, Inc.* (Energy Equipment & Services)	14,448	433,729
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	49,152	540,180
ProPetro Holding Corp.* (Energy Equipment & Services)	23,800	228,242
RPC, Inc. (Energy Equipment & Services)	23,501	175,552
Schlumberger N.V. (Energy Equipment & Services)	11,238	542,683

Common Stocks, continued

	Shares	Value
Select Water Solutions, Inc. (Energy Equipment & Services)	17,343	$204,994
TechnipFMC PLC (Energy Equipment & Services)	19,924	587,758
TETRA Technologies, Inc.* (Energy Equipment & Services)	28,390	105,895
Tidewater, Inc.* (Energy Equipment & Services)	4,981	492,920
Transocean, Ltd.* (Energy Equipment & Services)	93,620	542,060
Valaris, Ltd.* (Energy Equipment & Services)	6,696	526,239
Weatherford International PLC* (Energy Equipment & Services)	4,331	510,452
TOTAL COMMON STOCKS (Cost $5,399,515)		11,883,558

Repurchase Agreements(a)(b) (15.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $2,294,331	$2,294,000	$2,294,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,294,000)		2,294,000
TOTAL INVESTMENT SECURITIES (Cost $7,693,515)—97.3%		14,177,558
Net other assets (liabilities)—2.7%		397,386
NET ASSETS—100.0%		$14,574,944

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $1,578,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$4,381,552	$139,405
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	8/23/24	5.73%	5,603,026	176,301
				$9,984,578	$315,706

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments ::  Oil & Gas Equipment & Services UltraSector ProFund :: 67

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$11,883,558	81.6%
Other**	2,691,386	18.4%
Total	$14,574,944	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

68 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (82.7%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	3,826	$28,045
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,278	55,619
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	527	34,634
Arvinas, Inc.* (Pharmaceuticals)	2,900	79,779
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,215	106,083
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,171	103,253
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	2,498	55,506
Catalent, Inc.* (Pharmaceuticals)	1,612	95,656
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,398	53,921
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,537	98,106
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	1,969	33,532
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,960	64,678
Eli Lilly & Co. (Pharmaceuticals)	101	81,231
Enliven Therapeutics, Inc.* (Pharmaceuticals)	724	19,099
Evolus, Inc.* (Pharmaceuticals)	2,155	26,765
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	2,333	23,050
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	1,916	17,780
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,185	40,124
Harrow, Inc.* (Pharmaceuticals)	872	22,480
Innoviva, Inc.* (Pharmaceuticals)	1,722	32,442
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,320	103,910
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	792	87,318
Johnson & Johnson (Pharmaceuticals)	614	96,920
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	461	50,244
Liquidia Corp.* (Pharmaceuticals)	2,627	31,340
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	1,283	42,647
Merck & Co., Inc. (Pharmaceuticals)	690	78,060
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	3,838	35,540
Nuvation Bio, Inc.* (Pharmaceuticals)	3,588	13,742
Ocular Therapeutix, Inc.* (Pharmaceuticals)	7,922	67,020
Organon & Co. (Pharmaceuticals)	4,384	95,834
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,646	33,990
Perrigo Co. PLC (Pharmaceuticals)	3,331	94,167
Pfizer, Inc. (Pharmaceuticals)	3,249	99,224
Pliant Therapeutics, Inc.* (Pharmaceuticals)	1,299	18,589
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	812	57,498
Royalty Pharma PLC–Class A (Pharmaceuticals)	3,321	93,553
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,689	50,366

Common Stocks, continued

	Shares	Value
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,660	$40,321
Viatris, Inc. (Pharmaceuticals)	8,792	106,032
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,796	11,872
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	4,334	10,748
Zoetis, Inc. (Pharmaceuticals)	525	94,521
TOTAL COMMON STOCKS (Cost $1,728,134)		2,485,239

Repurchase Agreements(b)(c) (18.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $553,080	$553,000	$553,000
TOTAL REPURCHASE AGREEMENTS (Cost $553,000)		553,000

Collateral for Securities Loaned(d) (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	41,814	$41,814
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $41,814)		41,814
TOTAL INVESTMENT SECURITIES (Cost $2,322,948)—102.5%		3,080,053
Net other assets (liabilities)—(2.5)%		(73,848)
NET ASSETS—100.0%		$3,006,205

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $51,617.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $333,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.
See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments ::  Pharmaceuticals UltraSector ProFund :: 69

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	8/23/24	6.08%	$969,511	$25,185
S&P Pharmaceuticals Select Industry Index	UBS AG	8/23/24	5.68%	1,034,145	21,009
				$2,003,656	$46,194

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Pharmaceuticals	$2,485,239	82.7%
Other**	520,966	17.3%
Total	$3,006,205	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

70 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (76.6%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	38,575	$2,976,832
Alamos Gold, Inc. (Metals & Mining)	32,228	548,843
Anglogold Ashanti PLC (Metals & Mining)	32,421	910,382
B2Gold Corp. (Metals & Mining)	101,004	303,011
Barrick Gold Corp. (Metals & Mining)	135,645	2,510,789
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	18,473	286,332
Coeur Mining, Inc.* (Metals & Mining)	30,844	200,178
Eldorado Gold Corp.* (Metals & Mining)	15,755	267,205
Endeavour Silver Corp.* (Metals & Mining)	18,564	83,724
Equinox Gold Corp.* (Metals & Mining)	27,458	154,314
First Majestic Silver Corp. (Metals & Mining)	22,187	137,116
Fortuna Mining Corp.* (Metals & Mining)	23,616	114,065
Franco-Nevada Corp. (Metals & Mining)	14,854	1,915,572
Gold Fields, Ltd.ADR (Metals & Mining)	69,019	1,184,366
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	43,002	417,979
Hecla Mining Co. (Metals & Mining)	44,356	256,378
IAMGOLD Corp.* (Metals & Mining)	42,189	173,819
Kinross Gold Corp. (Metals & Mining)	94,840	859,250
MAG Silver Corp.* (Metals & Mining)	7,170	98,229
New Gold, Inc.* (Metals & Mining)	61,058	141,044
Newmont Corp. (Metals & Mining)	89,070	4,370,665
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,364	251,945
Pan American Silver Corp. (Metals & Mining)	28,035	644,244
Royal Gold, Inc. (Metals & Mining)	5,077	701,235
Sandstorm Gold, Ltd. (Metals & Mining)	19,094	109,791
Seabridge Gold, Inc.* (Metals & Mining)	5,684	94,354
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	54,644	247,537
SilverCrest Metals, Inc.* (Metals & Mining)	11,375	111,020
SSR Mining, Inc. (Metals & Mining)	15,610	86,948

Common Stocks, continued

	Shares	Value
Wheaton Precious Metals Corp. (Metals & Mining)	35,015	$2,092,496
TOTAL COMMON STOCKS (Cost $9,364,527)		22,249,663

Repurchase Agreements(a)(b) (25.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $7,484,080	$7,483,000	$7,483,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,483,000)		7,483,000
TOTAL INVESTMENT SECURITIES (Cost $16,847,527)—102.4%		29,732,663
Net other assets (liabilities)—(2.4)%		(701,272)
NET ASSETS—100.0%		$29,031,391

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $3,379,000.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/24	6.08%	$11,813,988	$240,108
Dow Jones Precious Metals Index	UBS AG	8/23/24	6.08%	9,441,148	166,816
				$21,255,136	$406,924

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Metals & Mining	$22,249,663	76.6%
Other**	6,781,728	23.4%
Total	$29,031,391	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Real Estate UltraSector ProFund :: 71

Common Stocks (75.0%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	601	$70,492
American Tower Corp. (Specialized REITs)	1,789	394,295
AvalonBay Communities, Inc. (Residential REITs)	544	111,476
BXP, Inc. (Office REITs)	553	39,434
Camden Property Trust (Residential REITs)	408	45,186
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,154	130,068
CoStar Group, Inc.* (Real Estate Management & Development)	1,563	121,945
Crown Castle, Inc. (Specialized REITs)	1,665	183,283
Digital Realty Trust, Inc. (Specialized REITs)	1,243	185,816
Equinix, Inc. (Specialized REITs)	362	286,066
Equity Commonwealth* (Office REITs)	1	10
Equity Residential (Residential REITs)	1,322	92,051
Essex Property Trust, Inc. (Residential REITs)	246	68,477
Extra Space Storage, Inc. (Specialized REITs)	810	129,292
Federal Realty Investment Trust (Retail REITs)	286	31,932
Healthpeak Properties, Inc. (Health Care REITs)	2,696	58,827
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,701	47,295
Invitation Homes, Inc. (Residential REITs)	2,206	77,806
Iron Mountain, Inc. (Specialized REITs)	1,123	115,175
Kimco Realty Corp. (Retail REITs)	2,556	55,542
Mid-America Apartment Communities, Inc. (Residential REITs)	447	62,477
Prologis, Inc. (Industrial REITs)	3,546	446,973
Public Storage (Specialized REITs)	606	179,328
Realty Income Corp. (Retail REITs)	3,334	191,472
Regency Centers Corp. (Retail REITs)	629	42,357
SBA Communications Corp. (Specialized REITs)	413	90,670
Simon Property Group, Inc. (Retail REITs)	1,249	191,646

Common Stocks, continued

	Shares	Value
UDR, Inc. (Residential REITs)	1,162	$46,561
Ventas, Inc. (Health Care REITs)	1,551	84,436
VICI Properties, Inc. (Specialized REITs)	3,997	124,946
Welltower, Inc. (Health Care REITs)	2,290	254,763
Weyerhaeuser Co. (Specialized REITs)	2,793	88,706
TOTAL COMMON STOCKS (Cost $2,062,889)		4,048,803

Repurchase Agreements(a)(b) (24.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,340,193	$1,340,000	$1,340,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,340,000)		1,340,000
TOTAL INVESTMENT SECURITIES (Cost $3,402,889)—99.8%		5,388,803
Net other assets (liabilities)—0.2%		11,640
NET ASSETS—100.0%		$5,400,443

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $736,000.

REIT  Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$2,365,038	$8,133
S&P Real Estate Select Sector Index	UBS AG	8/23/24	5.58%	1,668,261	13,922
				$4,033,299	$22,055

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

72 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Health Care REITs	$398,026	7.4%
Hotel & Resort REITs	47,294	0.9%
Industrial REITs	446,973	8.3%
Office REITs	109,936	2.0%
Real Estate Management & Development	252,013	4.7%
Residential REITs	504,034	9.3%
Retail REITs	512,949	9.5%
Specialized REITs	1,777,578	32.9%
Other**	1,351,640	25.0%
Total	$5,400,443	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Rising Rates Opportunity ProFund :: 73

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $9,191,327	$9,190,000	$9,190,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,190,000)		9,190,000
TOTAL INVESTMENT SECURITIES (Cost $9,190,000)—101.8%		9,190,000
Net other assets (liabilities)—(1.8)%		(161,322)
NET ASSETS—100.0%		$9,028,678

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $390,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.625%, due 5/15/54	Citibank North America	8/15/24	(5.25)%	$(4,880,258)	$(105,098)
30-Year U.S. Treasury Bond, 4.625%, due 5/15/54	Societe' Generale	8/15/24	(5.16)%	(6,273,121)	(115,676)
				$(11,153,379)	$(220,774)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

74 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,993,288	$1,993,000	$1,993,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,993,000)		1,993,000
TOTAL INVESTMENT SECURITIES (Cost $1,993,000)—101.3%		1,993,000
Net other assets (liabilities)—(1.3)%		(25,918)
NET ASSETS—100.0%		$1,967,082

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $64,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.375%, due 5/15/34	Citibank North America	8/15/24	(5.30)%	$(1,477,238)	$(20,478)
10-Year U.S. Treasury Note, 4.375%, due 5/15/34	Societe' Generale	8/15/24	(5.15)%	(471,895)	(6,191)
				$(1,949,133)	$(26,669)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Rising U.S. Dollar ProFund :: 75

Repurchase Agreements(a)(b) (93.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $9,238,334	$9,237,000	$9,237,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,237,000)		9,237,000
TOTAL INVESTMENT SECURITIES (Cost $9,237,000)—93.9%		9,237,000
Net other assets (liabilities)—6.1%		604,256
NET ASSETS—100.0%		$9,841,256

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $181,000.

As of July 31, 2024, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$191,902	British pound	149,467	8/9/24	$192,127	$(225)
U.S. dollar	525,485	Canadian dollar	715,130	8/9/24	518,167	7,318
U.S. dollar	3,731,997	Euro	3,443,142	8/9/24	3,727,467	4,530
U.S. dollar	557,314	Japanese yen	89,684,344	8/9/24	599,589	(42,275)
U.S. dollar	291,621	Swedish krona	3,066,929	8/9/24	286,598	5,023
U.S. dollar	317,064	Swiss franc	284,140	8/9/24	324,131	(7,067)
Total Short Contracts	$5,615,383				$5,648,079	$(32,696)
Long:
British pound	50,208	U.S. dollar	$64,845	8/9/24	$64,538	$(307)
Canadian dollar	55,450	U.S. dollar	40,697	8/9/24	40,178	(519)
Euro	268,278	U.S. dollar	291,826	8/9/24	290,432	(1,394)
Japanese yen	14,058,810	U.S. dollar	88,837	8/9/24	93,991	5,154
Swedish krona	221,357	U.S. dollar	21,109	8/9/24	20,685	(424)
Swiss franc	16,001	U.S. dollar	17,902	8/9/24	18,253	351
Total Long Contracts			$525,216		$528,077	$2,861

As of July 31, 2024, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,060,754	British pound	826,414	8/9/24	$1,062,286	$(1,532)
U.S. dollar	430,186	Canadian dollar	585,502	8/9/24	424,242	5,944
U.S. dollar	2,321,632	Euro	2,141,865	8/9/24	2,318,735	2,897
U.S. dollar	871,038	Japanese yen	140,209,798	8/9/24	937,380	(66,342)
U.S. dollar	150,004	Swedish krona	1,577,779	8/9/24	147,440	2,564
U.S. dollar	60,958	Swiss franc	54,635	8/9/24	62,325	(1,367)
Total Short Contracts	$4,894,572				$4,952,408	$(57,836)
Long:
British pound	19,429	U.S. dollar	$25,280	8/9/24	$24,974	$(306)
Canadian dollar	12,171	U.S. dollar	8,895	8/9/24	8,819	(76)
Euro	105,099	U.S. dollar	115,085	8/9/24	113,778	(1,307)
Japanese yen	6,209,078	U.S. dollar	39,894	8/9/24	41,511	1,617
Swedish krona	41,576	U.S. dollar	3,944	8/9/24	3,885	(59)
Swiss franc	8,602	U.S. dollar	9,763	8/9/24	9,813	50
Total Long Contracts			$202,861		$202,780	$(81)
Total unrealized appreciation						$35,448
Total unrealized (depreciation)						(123,200)
Total net unrealized appreciation/(depreciation)						$(87,752)

See accompanying notes to the financial statements.

76 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (46.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	55,301	$7,989,888
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	3,284	78,947
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,537	115,518
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	16,967	3,925,824
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	28,428	6,032,422
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,113	140,628
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	149,041	23,947,908
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,845	240,736
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	4,655	535,837
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	5,159	610,258
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,851	145,430
Intel Corp. (Semiconductors & Semiconductor Equipment)	145,649	4,477,250
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,607	3,791,883
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,473	4,120,707
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,706	249,418
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	29,614	1,983,546
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	18,489	1,641,453
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	37,887	4,160,750
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,161	272,070
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,665	1,437,045
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	841,607	98,484,851
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,748	2,302,124
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	14,720	1,151,840
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,942	141,844

Common Stocks, continued

	Shares	Value
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,303	$395,699
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	38,251	6,921,518
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,688	189,711
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,092	131,182
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,490	623,774
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,960	56,566
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,341	700,526
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	31,151	6,348,885
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,493	332,372
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	4,306	81,168
TOTAL COMMON STOCKS (Cost $47,634,819)		183,759,578

Repurchase Agreements(a)(b) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $110,648,974	$110,633,000	$110,633,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,633,000)		110,633,000
TOTAL INVESTMENT SECURITIES (Cost $158,267,819)—74.5%		294,392,578
Net other assets (liabilities)—25.5%		101,008,535
NET ASSETS—100.0%		$395,401,113

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $87,383,000.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments ::  Semiconductor UltraSector ProFund :: 77

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/24	6.08%	$208,628,169	$(3,513,431)
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/24	5.83%	201,545,844	(5,175,043)
				$410,174,013	$(8,688,474)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$183,759,578	46.5%
Other**	211,641,535	53.5%
Total	$395,401,113	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

78 :: Short Energy ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (103.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $519,075	$519,000	$519,000
TOTAL REPURCHASE AGREEMENTS (Cost $519,000)		519,000
TOTAL INVESTMENT SECURITIES (Cost $519,000)—103.6%		519,000
Net other assets (liabilities)—(3.6)%		(18,141)
NET ASSETS—100.0%		$500,859

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $141,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/23/24	(5.58)%	$(166,685)	$(9,471)
S&P Energy Select Sector Index	UBS AG	8/23/24	(5.13)%	(333,370)	(10,486)
				$(500,055)	$(19,957)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 79

Repurchase Agreements(a)(b) (84.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,654,239	$1,654,000	$1,654,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,654,000)		1,654,000
TOTAL INVESTMENT SECURITIES (Cost $1,654,000)—84.2%		1,654,000
Net other assets (liabilities)—15.8%		310,361
NET ASSETS—100.0%		$1,964,361

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $273,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/23/24	$(390,105)	$5,036

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/24	(5.83)%	$(913,909)	$(12,496)
Nasdaq-100 Index	UBS AG	8/27/24	(5.48)%	(648,641)	(10,006)
				$(1,562,550)	$(22,502)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

80 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (44.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $621,090	$621,000	$621,000
TOTAL REPURCHASE AGREEMENTS (Cost $621,000)		621,000
TOTAL INVESTMENT SECURITIES (Cost $621,000)—44.1%		621,000
Net other assets (liabilities)(c)—55.9%		788,180
NET ASSETS—100.0%		$1,409,180

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $179,000.

(c)  Amount includes $707,069 of net capital subscriptions.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/24	(5.58)%	$(450,203)	$52,055
Dow Jones Precious Metals Index	UBS AG	8/23/24	(5.08)%	(948,337)	30,996
				$(1,398,540)	$83,051

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 81

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,164,168	$1,164,000	$1,164,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,164,000)		1,164,000
TOTAL INVESTMENT SECURITIES (Cost $1,164,000)—100.4%		1,164,000
Net other assets (liabilities)—(0.4)%		(4,924)
NET ASSETS—100.0%		$1,159,076

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $283,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	8/23/24	(5.58)%	$(425,707)	$(4,530)
S&P Real Estate Select Sector Index	UBS AG	8/23/24	(4.98)%	(732,758)	(4,309)
				$(1,158,465)	$(8,839)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

82 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (85.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $554,080	$554,000	$554,000
TOTAL REPURCHASE AGREEMENTS (Cost $554,000)		554,000
TOTAL INVESTMENT SECURITIES (Cost $554,000)—85.5%		554,000
Net other assets (liabilities)—14.5%		94,217
NET ASSETS—100.0%		$648,217

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $131,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/24	(5.48)%	$(234,465)	$(2,079)
Russell 2000 Index	UBS AG	8/27/24	(5.18)%	(412,570)	(3,407)
				$(647,035)	$(5,486)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 83

Common Stocks (99.2%)

	Shares	Value
A10 Networks, Inc. (Software)	336	$4,398
AAR Corp.* (Aerospace & Defense)	244	15,762
ACI Worldwide, Inc.* (Software)	681	29,440
Addus HomeCare Corp.* (Health Care Providers & Services)	76	9,223
Adeia, Inc. (Software)	444	5,217
Adtalem Global Education, Inc.* (Diversified Consumer Services)	386	30,266
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	238	27,696
AeroVironment, Inc.* (Aerospace & Defense)	287	51,241
Agilysys, Inc.* (Software)	207	23,203
Air Lease Corp. (Trading Companies & Distributors)	223	11,065
Alamo Group, Inc. (Machinery)	107	20,621
Alarm.com Holdings, Inc.* (Software)	515	36,333
Albany International Corp. (Machinery)	154	14,411
Alkermes PLC* (Biotechnology)	1,110	30,325
Alpha Metallurgical Resources, Inc. (Metals & Mining)	120	35,449
Ambac Financial Group, Inc.* (Insurance)	463	6,107
American Eagle Outfitters, Inc. (Specialty Retail)	1,896	41,807
American States Water Co. (Water Utilities)	202	16,672
American Woodmark Corp.* (Building Products)	91	9,296
AMERISAFE, Inc. (Insurance)	85	4,036
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	210	14,200
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	391	17,016
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	158	10,384
Apogee Enterprises, Inc. (Building Products)	102	7,001
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	831	9,058
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,310	34,165
ArcBest Corp. (Ground Transportation)	240	30,253
Arch Resources, Inc. (Metals & Mining)	129	18,905
Archrock, Inc. (Energy Equipment & Services)	1,526	31,634
Arcosa, Inc. (Construction & Engineering)	294	27,316
Arcus Biosciences, Inc.* (Biotechnology)	228	3,741
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,000	15,160
Armada Hoffler Properties, Inc. (Diversified REITs)	295	3,505
ARMOUR Residential REIT, Inc. (Mortgage REITs)	344	6,949
Armstrong World Industries, Inc. (Building Products)	449	58,998
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	402	17,752
Artivion, Inc.* (Health Care Equipment & Supplies)	219	5,946
Asbury Automotive Group, Inc.* (Specialty Retail)	102	27,460
Assured Guaranty, Ltd. (Insurance)	318	26,193
Astrana Health, Inc.* (Health Care Providers & Services)	434	22,768
ATI, Inc.* (Metals & Mining)	1,276	86,399
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	334	42,200

Common Stocks, continued

	Shares	Value
Axos Financial, Inc.* (Banks)	328	$23,947
AZZ, Inc. (Building Products)	304	24,307
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	301	62,054
Balchem Corp. (Chemicals)	186	33,007
BancFirst Corp. (Banks)	93	9,991
Bank of Hawaii Corp. (Banks)	163	11,180
Berkshire Hills Bancorp, Inc. (Banks)	213	5,879
BGC Group, Inc.—Class A (Capital Markets)	2,282	21,017
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	223	5,356
BlackLine, Inc.* (Software)	353	16,775
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	434	9,049
Boise Cascade Co. (Trading Companies & Distributors)	405	57,547
Boot Barn Holdings, Inc.* (Specialty Retail)	312	41,646
Box, Inc.*—Class A (Software)	903	25,392
Brady Corp.—Class A (Commercial Services & Supplies)	298	21,339
Brightsphere Investment Group, Inc. (Capital Markets)	181	4,740
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	191	12,761
Cactus, Inc.—Class A (Energy Equipment & Services)	418	26,384
California Resources Corp. (Oil, Gas & Consumable Fuels)	658	33,848
California Water Service Group (Water Utilities)	237	12,670
Calix, Inc.* (Communications Equipment)	293	12,051
Cal-Maine Foods, Inc. (Food Products)	418	29,917
CareTrust REIT, Inc. (Health Care REITs)	918	24,749
Cargurus, Inc.* (Interactive Media & Services)	804	19,955
Carpenter Technology Corp. (Metals & Mining)	508	74,102
Cars.com, Inc.* (Interactive Media & Services)	630	12,991
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,150	19,826
Cathay General Bancorp (Banks)	351	15,556
Cavco Industries, Inc.* (Household Durables)	80	33,170
Century Communities, Inc. (Household Durables)	148	15,497
Certara, Inc.* (Health Care Technology)	640	9,991
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	103	2,065
Chesapeake Utilities Corp. (Gas Utilities)	103	12,157
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	101	3,746
Cinemark Holdings, Inc.* (Entertainment)	1,093	25,773
City Holding Co. (Banks)	91	11,093
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	433	30,566
Cohen & Steers, Inc. (Capital Markets)	132	11,328
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	198	6,334
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	335	12,921
Community Healthcare Trust, Inc. (Health Care REITs)	100	2,176
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	504	4,773
CONMED Corp. (Health Care Equipment & Supplies)	316	21,817

See accompanying notes to the financial statements.

84 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	271	$27,049
Corcept Therapeutics, Inc.* (Pharmaceuticals)	610	23,589
Core Laboratories, Inc. (Energy Equipment & Services)	211	5,167
CorVel Corp.* (Health Care Providers & Services)	93	28,532
CSG Systems International, Inc. (Professional Services)	143	6,698
CTS Corp. (Electronic Equipment, Instruments & Components)	175	8,554
Customers Bancorp, Inc.* (Banks)	292	18,828
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	164	4,690
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	331	12,449
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,154	17,727
DigitalOcean Holdings, Inc.* (IT Services)	303	10,038
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	68	2,437
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	288	22,522
Donnelley Financial Solutions, Inc.* (Capital Markets)	255	17,207
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	350	14,301
Dorman Products, Inc.* (Automobile Components)	197	19,970
DoubleVerify Holdings, Inc.* (Software)	1,445	30,518
Dynavax Technologies Corp.* (Biotechnology)	1,340	14,995
Ellington Financial, Inc. (Mortgage REITs)	871	11,053
Energizer Holdings, Inc. (Household Products)	315	9,699
Enerpac Tool Group Corp. (Machinery)	373	14,995
Enpro, Inc. (Machinery)	97	16,581
Envestnet, Inc.* (Software)	216	13,388
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	166	15,259
ESCO Technologies, Inc. (Machinery)	264	32,461
Essential Properties Realty Trust, Inc. (Diversified REITs)	935	27,666
Ethan Allen Interiors, Inc. (Household Durables)	96	2,964
EVERTEC, Inc. (Financial Services)	660	22,750
eXp World Holdings, Inc. (Real Estate Management & Development)	793	11,387
Extreme Networks, Inc.* (Communications Equipment)	799	11,426
Fabrinet* (Electronic Equipment, Instruments & Components)	371	81,827
Federal Signal Corp. (Machinery)	626	62,581
First Bancorp (Banks)	1,694	36,337
First Commonwealth Financial Corp. (Banks)	480	8,678
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	792	42,419
Four Corners Property Trust, Inc. (Specialized REITs)	414	11,236
Fox Factory Holding Corp.* (Automobile Components)	163	8,703
Franklin Electric Co., Inc. (Machinery)	407	43,394
Frontdoor, Inc.* (Diversified Consumer Services)	798	31,489
Gates Industrial Corp. PLC* (Machinery)	646	12,009
Gentherm, Inc.* (Automobile Components)	150	8,277
Getty Realty Corp. (Retail REITs)	216	6,398

Common Stocks, continued

	Shares	Value
Gibraltar Industries, Inc.* (Building Products)	312	$23,172
Glaukos Corp.* (Health Care Equipment & Supplies)	516	60,459
GMS, Inc.* (Trading Companies & Distributors)	409	39,358
Gogo, Inc.* (Wireless Telecommunication Services)	293	2,660
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	135	4,513
Goosehead Insurance, Inc.*—Class A (Insurance)	259	23,385
Granite Construction, Inc. (Construction & Engineering)	231	15,814
Green Brick Partners, Inc.* (Household Durables)	258	18,873
Griffon Corp. (Building Products)	259	18,664
Group 1 Automotive, Inc. (Specialty Retail)	136	49,737
Guess?, Inc. (Specialty Retail)	279	6,710
H.B. Fuller Co. (Chemicals)	274	23,619
Harmonic, Inc.* (Communications Equipment)	644	9,441
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	140	4,740
Hawkins, Inc. (Chemicals)	195	20,261
Haynes International, Inc. (Metals & Mining)	73	4,347
HCI Group, Inc. (Insurance)	75	7,070
HealthStream, Inc. (Health Care Technology)	130	3,862
Heartland Express, Inc. (Ground Transportation)	257	3,333
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,469	17,334
Helmerich & Payne, Inc. (Energy Equipment & Services)	545	22,029
HNI Corp. (Commercial Services & Supplies)	291	15,990
IAC, Inc.* (Interactive Media & Services)	286	15,104
Inari Medical, Inc.* (Health Care Equipment & Supplies)	302	14,061
Innospec, Inc. (Chemicals)	162	21,245
Innovative Industrial Properties, Inc. (Industrial REITs)	160	19,650
Innoviva, Inc.* (Pharmaceuticals)	282	5,313
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	184	41,308
Installed Building Products, Inc. (Household Durables)	240	64,883
Insteel Industries, Inc. (Building Products)	126	4,316
Integer Holdings Corp.* (Health Care Equipment & Supplies)	344	40,853
Inter Parfums, Inc. (Personal Care Products)	183	25,744
InterDigital, Inc. (Software)	259	31,795
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	817	5,580
Itron, Inc.* (Electronic Equipment, Instruments & Components)	230	23,791
J & J Snack Foods Corp. (Food Products)	160	26,992
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	198	11,769
John B Sanfilippo & Son, Inc. (Food Products)	49	5,139
John Bean Technologies Corp. (Machinery)	195	19,184
Knowles Corp.* (Electronic Equipment, Instruments & Components)	376	6,870
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	509	35,707
Koppers Holdings, Inc. (Chemicals)	116	4,722

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 85

Common Stocks, continued

	Shares	Value
Korn Ferry (Professional Services)	310	$22,853
Krystal Biotech, Inc.* (Biotechnology)	169	35,230
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	359	16,934
Lakeland Financial Corp. (Banks)	123	8,429
La-Z-Boy, Inc. (Household Durables)	236	10,417
LCI Industries (Automobile Components)	165	19,254
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	204	17,726
LGI Homes, Inc.* (Household Durables)	127	14,614
Liberty Energy, Inc. (Energy Equipment & Services)	1,555	37,553
Lindsay Corp. (Machinery)	56	7,055
Liquidity Services, Inc.* (Commercial Services & Supplies)	228	5,123
LiveRamp Holdings, Inc.* (Software)	679	20,560
LTC Properties, Inc. (Health Care REITs)	191	6,821
M/I Homes, Inc.* (Household Durables)	284	47,379
Madison Square Garden Sports Corp.* (Entertainment)	171	34,270
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	1,855	50,530
Marathon Digital Holdings, Inc.* (Software)	2,798	55,037
Marcus & Millichap, Inc. (Real Estate Management & Development)	101	4,001
Marten Transport, Ltd. (Ground Transportation)	278	5,229
Materion Corp. (Metals & Mining)	212	25,531
Matson, Inc. (Marine Transportation)	350	46,449
Matthews International Corp.—Class A (Commercial Services & Supplies)	201	5,819
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	479	6,773
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	352	30,022
Meritage Homes Corp. (Household Durables)	373	75,670
Metallus, Inc.* (Metals & Mining)	228	5,112
MGE Energy, Inc. (Electric Utilities)	204	17,919
MGP Ingredients, Inc. (Beverages)	93	7,584
Middlesex Water Co. (Water Utilities)	84	5,584
Minerals Technologies, Inc. (Chemicals)	166	13,011
Mister Car Wash, Inc.* (Diversified Consumer Services)	436	3,314
Moelis & Co.—Class A (Capital Markets)	390	26,521
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	135	10,568
Moog, Inc.—Class A (Aerospace & Defense)	295	57,850
Mueller Industries, Inc. (Machinery)	1,164	82,575
Myers Industries, Inc. (Containers & Packaging)	185	2,757
MYR Group, Inc.* (Construction & Engineering)	171	24,022
Myriad Genetics, Inc.* (Biotechnology)	454	12,698
N-able, Inc.* (Software)	460	6,412
National Beverage Corp. (Beverages)	132	6,440
National HealthCare Corp. (Health Care Providers & Services)	66	8,987
National Presto Industries, Inc. (Aerospace & Defense)	23	1,759
NeoGenomics, Inc.* (Health Care Providers & Services)	1,309	23,209
New York Mortgage Trust, Inc. (Mortgage REITs)	934	6,052

Common Stocks, continued

	Shares	Value
NMI Holdings, Inc.* (Financial Services)	535	$21,052
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	938	40,512
Oceaneering International, Inc.* (Energy Equipment & Services)	1,040	31,221
OFG Bancorp (Banks)	482	21,892
Olympic Steel, Inc. (Metals & Mining)	49	2,483
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	161	23,825
Otter Tail Corp. (Electric Utilities)	429	41,579
Outfront Media, Inc. (Specialized REITs)	628	10,186
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	151	15,905
Palomar Holdings, Inc.* (Insurance)	255	23,462
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	159	7,033
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	546	14,496
Park National Corp. (Banks)	61	10,795
Pathward Financial, Inc. (Banks)	259	17,493
Patrick Industries, Inc. (Automobile Components)	216	27,660
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,744	19,167
Payoneer Global, Inc.* (Financial Services)	1,038	5,740
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	315	11,053
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	487	10,816
Perdoceo Education Corp. (Diversified Consumer Services)	376	9,321
Perficient, Inc.* (IT Services)	220	16,591
Phillips Edison & Co., Inc. (Retail REITs)	640	22,464
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	453	11,511
Piper Sandler Cos. (Capital Markets)	78	21,317
PJT Partners, Inc.—Class A (Capital Markets)	129	17,149
Plexus Corp.* (Electronic Equipment, Instruments & Components)	124	15,893
Powell Industries, Inc. (Electrical Equipment)	95	17,444
Preferred Bank (Banks)	127	10,930
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	245	17,348
Privia Health Group, Inc.* (Health Care Providers & Services)	1,064	22,067
PROG Holdings, Inc. (Consumer Finance)	443	19,962
Progress Software Corp. (Software)	444	25,930
Protagonist Therapeutics, Inc.* (Biotechnology)	427	15,987
Proto Labs, Inc.* (Machinery)	168	5,850
Quaker Chemical Corp. (Chemicals)	74	13,436
Quanex Building Products Corp. (Building Products)	234	7,816
Radian Group, Inc. (Financial Services)	849	31,499
RadNet, Inc.* (Health Care Providers & Services)	682	40,750
Redwood Trust, Inc. (Mortgage REITs)	1,355	9,851
REGENXBIO, Inc.* (Biotechnology)	198	2,822
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	157	7,977
Rogers Corp.* (Electronic Equipment, Instruments & Components)	116	14,173

See accompanying notes to the financial statements.

86 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
RPC, Inc. (Energy Equipment & Services)	865	$6,462
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	285	14,538
RXO, Inc.* (Ground Transportation)	554	17,567
S&T Bancorp, Inc. (Banks)	207	9,187
Sabre Corp.* (Hotels, Restaurants & Leisure)	2,073	7,110
Saul Centers, Inc. (Retail REITs)	65	2,571
Schrodinger, Inc.* (Health Care Technology)	316	7,041
Sealed Air Corp. (Containers & Packaging)	597	22,715
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	298	9,453
Sensient Technologies Corp. (Chemicals)	186	14,517
ServisFirst Bancshares, Inc. (Banks)	231	18,535
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	386	33,821
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	514	10,943
Shutterstock, Inc. (Interactive Media & Services)	126	5,572
Signet Jewelers, Ltd. (Specialty Retail)	458	38,532
Simulations Plus, Inc. (Health Care Technology)	97	3,961
SiriusPoint, Ltd.* (Insurance)	943	13,551
SITE Centers Corp. (Retail REITs)	868	13,411
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	105	14,905
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	955	45,486
SJW Group (Water Utilities)	130	7,879
SkyWest, Inc.* (Passenger Airlines)	223	17,827
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,180	54,516
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	219	5,125
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	229	6,609
Southside Bancshares, Inc. (Banks)	115	4,024
SPS Commerce, Inc.* (Software)	380	81,859
SPX Technologies, Inc.* (Machinery)	474	69,935
STAAR Surgical Co.* (Health Care Equipment & Supplies)	307	12,664
Standex International Corp. (Machinery)	122	22,790
StepStone Group, Inc.—Class A (Capital Markets)	161	8,092
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	707	32,055
Strategic Education, Inc. (Diversified Consumer Services)	92	9,697
Stride, Inc.* (Diversified Consumer Services)	410	31,152
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	565	3,582
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	173	2,266
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,088	21,632
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	225	6,710
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	305	11,279
Tanger, Inc. (Retail REITs)	1,121	32,397
TechTarget, Inc.* (Media)	154	4,928

Common Stocks, continued

	Shares	Value
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	504	$10,685
Tennant Co. (Machinery)	194	20,892
The Andersons, Inc. (Consumer Staples Distribution & Retail)	172	9,379
The Bancorp, Inc.* (Banks)	530	27,475
The Buckle, Inc. (Specialty Retail)	188	8,120
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	221	8,595
The Ensign Group, Inc. (Health Care Providers & Services)	579	81,493
The Simply Good Foods Co.* (Food Products)	588	19,945
The St. Joe Co. (Real Estate Management & Development)	365	22,513
Tidewater, Inc.* (Energy Equipment & Services)	498	49,282
Tootsie Roll Industries, Inc. (Food Products)	110	3,392
Tri Pointe Homes, Inc.* (Household Durables)	593	26,833
Trinity Industries, Inc. (Machinery)	420	13,885
TripAdvisor, Inc.* (Interactive Media & Services)	1,115	19,657
Triumph Financial, Inc.* (Banks)	221	20,051
Trupanion, Inc.*(a) (Insurance)	177	6,560
Two Harbors Investment Corp. (Mortgage REITs)	1,060	14,278
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	85	8,288
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	73	23,476
UniFirst Corp. (Commercial Services & Supplies)	64	12,451
Uniti Group, Inc. (Specialized REITs)	1,279	4,911
Unitil Corp. (Multi-Utilities)	75	4,596
Universal Health Realty Income Trust (Health Care REITs)	63	2,693
Upbound Group, Inc. (Specialty Retail)	257	9,697
Urban Edge Properties (Retail REITs)	718	14,575
Urban Outfitters, Inc.* (Specialty Retail)	581	26,755
Vector Group, Ltd. (Tobacco)	617	7,885
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	581	24,059
Vericel Corp.* (Biotechnology)	498	25,159
Veris Residential, Inc. (Residential REITs)	329	5,169
Verra Mobility Corp.* (Professional Services)	1,708	51,462
Vestis Corp. (Commercial Services & Supplies)	714	9,261
Viad Corp.* (Commercial Services & Supplies)	216	7,182
Vicor Corp.* (Electrical Equipment)	123	5,180
Virtus Investment Partners, Inc. (Capital Markets)	43	9,718
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	126	5,495
Walker & Dunlop, Inc. (Financial Services)	149	15,928
Warrior Met Coal, Inc. (Metals & Mining)	536	37,043
WD-40 Co. (Household Products)	139	36,364
Westamerica Bancorp (Banks)	166	8,957
Whitestone REIT (Retail REITs)	236	3,257
Winnebago Industries, Inc. (Automobiles)	169	10,566
WisdomTree, Inc. (Capital Markets)	1,144	13,659
World Acceptance Corp.* (Consumer Finance)	35	4,274
Worthington Enterprises, Inc. (Household Durables)	216	10,781
Worthington Steel, Inc. (Metals & Mining)	217	8,652

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 87

Common Stocks, continued

	Shares	Value
WSFS Financial Corp. (Banks)	277	$15,648
Xencor, Inc.* (Biotechnology)	328	6,698
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	615	8,536
XPEL, Inc.* (Automobile Components)	218	8,910
Yelp, Inc.* (Interactive Media & Services)	692	25,209
TOTAL COMMON STOCKS (Cost $4,941,760)		6,717,195

Collateral for Securities Loaned(b) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(c)	4,055	$4,055
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,055)		4,055
TOTAL INVESTMENT SECURITIES (Cost $4,945,815)—99.3%		6,721,250
Net other assets (liabilities)—0.7%		50,075
NET ASSETS—100.0%		$6,771,325

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $3,928.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(c)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

REIT  Real Estate Investment Trust

Small-Cap Growth ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$126,612	1.9%
Automobile Components	92,774	1.4%
Automobiles	10,566	0.2%
Banks	314,906	4.6%
Beverages	14,024	0.2%
Biotechnology	173,061	2.5%
Building Products	153,570	2.3%
Capital Markets	168,500	2.5%
Chemicals	143,818	2.1%
Commercial Services & Supplies	77,166	1.1%
Communications Equipment	32,918	0.5%
Construction & Engineering	67,152	1.0%
Consumer Finance	24,236	0.4%
Consumer Staples Distribution & Retail	9,379	0.1%
Containers & Packaging	25,472	0.4%
Diversified Consumer Services	115,239	1.7%
Diversified REITs	31,171	0.5%
Diversified Telecommunication Services	41,509	0.6%
Electric Utilities	59,498	0.9%
Electrical Equipment	22,624	0.3%
Electronic Equipment, Instruments & Components	336,410	5.0%
Energy Equipment & Services	246,233	3.6%
Entertainment	60,043	0.9%
Financial Services	96,969	1.4%
Food Products	85,384	1.3%
Gas Utilities	12,157	0.2%
Ground Transportation	56,382	0.8%
Health Care Equipment & Supplies	238,303	3.5%
Health Care Providers & Services	259,517	3.8%
Health Care REITs	36,439	0.5%
Health Care Technology	24,855	0.4%
Hotel & Resort REITs	85,642	1.3%
Hotels, Restaurants & Leisure	169,337	2.5%
Household Durables	321,082	4.7%
Household Products	46,063	0.7%
Industrial REITs	19,650	0.3%
	Value	% of Net Assets
Insurance	$110,364	1.6%
Interactive Media & Services	98,488	1.4%
IT Services	26,629	0.4%
Life Sciences Tools & Services	5,356	0.1%
Machinery	459,218	6.8%
Marine Transportation	46,449	0.7%
Media	4,928	0.1%
Metals & Mining	298,022	4.4%
Mortgage REITs	57,241	0.8%
Multi-Utilities	4,596	0.1%
Oil, Gas & Consumable Fuels	269,003	4.0%
Passenger Airlines	20,093	0.3%
Personal Care Products	25,744	0.4%
Pharmaceuticals	98,021	1.4%
Professional Services	81,013	1.2%
Real Estate Management & Development	37,901	0.6%
Residential REITs	5,169	0.1%
Retail REITs	95,072	1.4%
Semiconductors & Semiconductor Equipment	221,962	3.3%
Software	406,257	6.0%
Specialized REITs	26,334	0.4%
Specialty Retail	250,464	3.7%
Textiles, Apparel & Luxury Goods	83,667	1.2%
Tobacco	7,885	0.1%
Trading Companies & Distributors	122,508	1.8%
Water Utilities	42,805	0.6%
Wireless Telecommunication Services	13,345	0.2%
Other**	54,130	0.8%
Total	$6,771,325	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

88 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (50.6%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	24	$249
1st Source Corp. (Banks)	17	1,080
1stdibs.com, Inc.* (Broadline Retail)	24	110
2seventy bio, Inc.* (Biotechnology)	46	217
374Water, Inc.* (Machinery)	60	73
3D Systems Corp.* (Machinery)	119	434
4D Molecular Therapeutics, Inc.* (Biotechnology)	47	833
89bio, Inc.* (Biotechnology)	77	705
8x8, Inc.* (Software)	109	336
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	22	125
a.k.a. Brands Holding Corp.* (Specialty Retail)	1	17
A10 Networks, Inc. (Software)	67	877
AAR Corp.* (Aerospace & Defense)	32	2,067
Abercrombie & Fitch Co.* (Specialty Retail)	48	7,078
ABM Industries, Inc. (Commercial Services & Supplies)	60	3,333
Absci Corp.* (Biotechnology)	74	326
Acacia Research Corp.* (Financial Services)	35	187
Academy Sports & Outdoors, Inc. (Specialty Retail)	69	3,731
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	113	2,149
Acadia Realty Trust (Retail REITs)	96	2,077
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	50	610
ACCO Brands Corp. (Commercial Services & Supplies)	88	450
Accolade, Inc.* (Health Care Providers & Services)	69	283
Accuray, Inc.* (Health Care Equipment & Supplies)	89	164
ACELYRIN, Inc.* (Biotechnology)	68	408
Achieve Life Sciences, Inc.* (Biotechnology)	32	159
ACI Worldwide, Inc.* (Software)	99	4,280
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	48	862
ACNB Corp. (Banks)	8	332
Acrivon Therapeutics, Inc.* (Biotechnology)	11	92
Actinium Pharmaceuticals, Inc.* (Biotechnology)	28	194
Acumen Pharmaceuticals, Inc.* (Biotechnology)	39	129
Acushnet Holdings Corp. (Leisure Products)	27	1,960
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	140	2,391
AdaptHealth Corp.* (Health Care Providers & Services)	96	1,091
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	109	496
ADC Therapeutics SA* (Biotechnology)	65	216
Addus HomeCare Corp.* (Health Care Providers & Services)	14	1,699
Adeia, Inc. (Software)	103	1,210
Adient PLC* (Automobile Components)	86	2,215
ADMA Biologics, Inc.* (Biotechnology)	212	2,603

Common Stocks, continued

	Shares	Value
Adtalem Global Education, Inc.* (Diversified Consumer Services)	37	$2,901
ADTRAN Holdings, Inc. (Communications Equipment)	74	501
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	35	4,073
AdvanSix, Inc. (Chemicals)	24	671
Advantage Solutions, Inc.* (Media)	101	405
Adverum Biotechnologies, Inc.* (Biotechnology)	20	148
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	26	491
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	34	109
Aerovate Therapeutics, Inc.* (Biotechnology)	12	22
AeroVironment, Inc.* (Aerospace & Defense)	24	4,285
AerSale Corp.* (Aerospace & Defense)	32	216
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	21	76
AFC Gamma, Inc. (Mortgage REITs)	16	144
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	27	208
Agenus, Inc.* (Biotechnology)	19	115
agilon health, Inc.* (Health Care Providers & Services)	290	1,998
Agilysys, Inc.* (Software)	21	2,354
Agios Pharmaceuticals, Inc.* (Biotechnology)	53	2,459
Air Transport Services Group, Inc.* (Air Freight & Logistics)	49	791
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	12	60
Airship AI Holdings, Inc.* (Software)	2	8
Akebia Therapeutics, Inc.* (Biotechnology)	195	269
Akero Therapeutics, Inc.* (Biotechnology)	64	1,711
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	24	59
Alamo Group, Inc. (Machinery)	10	1,927
Alarm.com Holdings, Inc.* (Software)	45	3,175
Albany International Corp. (Machinery)	30	2,807
Aldeyra Therapeutics, Inc.* (Biotechnology)	46	181
Alector, Inc.* (Biotechnology)	76	456
Alerus Financial Corp. (Financial Services)	17	382
Alexander & Baldwin, Inc. (Diversified REITs)	69	1,360
Alexander's, Inc. (Retail REITs)	2	485
Alico, Inc. (Food Products)	6	177
Alight, Inc.*—Class A (Professional Services)	448	3,391
Alignment Healthcare, Inc.* (Health Care Providers & Services)	95	830
Alimera Sciences, Inc.* (Pharmaceuticals)	20	111
Alkami Technology, Inc.* (Software)	41	1,342
Alkermes PLC* (Biotechnology)	159	4,344
Allegiant Travel Co. (Passenger Airlines)	14	785
ALLETE, Inc. (Electric Utilities)	55	3,548
Allient, Inc. (Electrical Equipment)	14	405
Allogene Therapeutics, Inc.* (Biotechnology)	98	288
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	22	911
Alpha Metallurgical Resources, Inc. (Metals & Mining)	10	2,954
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	96	970

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 89

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc. (Diversified REITs)	12	$208
Alta Equipment Group, Inc. (Trading Companies & Distributors)	25	263
Altair Engineering, Inc.*—Class A (Software)	54	4,771
AlTi Global, Inc.* (Capital Markets)	31	152
Altimmune, Inc.* (Biotechnology)	67	426
Alto Neuroscience, Inc.* (Pharmaceuticals)	8	86
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	71	298
ALX Oncology Holdings, Inc.* (Biotechnology)	32	154
Amalgamated Financial Corp. (Banks)	17	541
A-Mark Precious Metals, Inc. (Financial Services)	16	615
Ambac Financial Group, Inc.* (Insurance)	41	541
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	36	1,895
AMC Entertainment Holdings, Inc.* (Entertainment)	262	1,391
AMC Networks, Inc.*—Class A (Media)	30	334
Amerant Bancorp, Inc. (Banks)	28	630
Ameresco, Inc.*—Class A (Construction & Engineering)	31	979
American Assets Trust, Inc. (Diversified REITs)	45	1,193
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	108	802
American Coastal Insurance Corp.* (Insurance)	23	281
American Eagle Outfitters, Inc. (Specialty Retail)	172	3,793
American Healthcare REIT, Inc. (Health Care REITs)	61	972
American Public Education, Inc.* (Diversified Consumer Services)	14	279
American Realty Investors, Inc.* (Real Estate Management & Development)	2	42
American Software, Inc.—Class A (Software)	30	328
American States Water Co. (Water Utilities)	35	2,889
American Superconductor Corp.* (Electrical Equipment)	32	773
American Vanguard Corp. (Chemicals)	23	221
American Woodmark Corp.* (Building Products)	15	1,532
America's Car-Mart, Inc.* (Specialty Retail)	5	346
Ameris Bancorp (Banks)	62	3,775
AMERISAFE, Inc. (Insurance)	18	855
Ames National Corp. (Banks)	8	175
Amicus Therapeutics, Inc.* (Biotechnology)	277	2,856
AMMO, Inc.* (Leisure Products)	84	153
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	36	2,434
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	150	1,100
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	36	1,567
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	37	278
Amplitude, Inc.*—Class A (Software)	72	616
Amprius Technologies, Inc.* (Electrical Equipment)	13	16

Common Stocks, continued

	Shares	Value
AnaptysBio, Inc.* (Biotechnology)	18	$627
Anavex Life Sciences Corp.*(a) (Biotechnology)	68	462
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	11	139
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	36	282
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	17	1,117
Anika Therapeutics, Inc.* (Biotechnology)	14	382
Annexon, Inc.* (Biotechnology)	79	506
Anterix, Inc.* (Diversified Telecommunication Services)	12	483
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	92	434
Apartment Investment and Management Co.* (Residential REITs)	134	1,187
Apogee Enterprises, Inc. (Building Products)	21	1,441
Apogee Therapeutics, Inc.* (Biotechnology)	34	1,656
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	134	1,461
Appian Corp.*—Class A (Software)	38	1,404
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	215	3,180
Applied Digital Corp.*(a) (IT Services)	93	452
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	36	7,855
Applied Optoelectronics, Inc.* (Communications Equipment)	35	334
Applied Therapeutics, Inc.* (Biotechnology)	90	535
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	70	269
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	174	2,349
Arbutus Biopharma Corp.* (Biotechnology)	131	494
Arcadium Lithium PLC* (Chemicals)	1,021	3,247
ArcBest Corp. (Ground Transportation)	23	2,899
Arcellx, Inc.* (Biotechnology)	41	2,534
Arch Resources, Inc. (Metals & Mining)	16	2,345
Archer Aviation, Inc.*(a)—Class A (Aerospace & Defense)	220	917
Archrock, Inc. (Energy Equipment & Services)	145	3,006
Arcosa, Inc. (Construction & Engineering)	46	4,274
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	22	516
Arcus Biosciences, Inc.* (Biotechnology)	51	837
Arcutis Biotherapeutics, Inc.* (Biotechnology)	100	1,007
Ardagh Metal Packaging SA (Containers & Packaging)	136	500
Ardelyx, Inc.* (Biotechnology)	219	1,215
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	39	846
Ares Commercial Real Estate Corp. (Mortgage REITs)	50	387
Argan, Inc. (Construction & Engineering)	12	947
Arhaus, Inc. (Specialty Retail)	49	744
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	25	443
Arko Corp. (Specialty Retail)	76	498
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	89	1,349
Armada Hoffler Properties, Inc. (Diversified REITs)	62	737

See accompanying notes to the financial statements.

90 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc. (Mortgage REITs)	46	$929
Arq, Inc.* (Chemicals)	23	150
Array Technologies, Inc.* (Electrical Equipment)	144	1,515
ArriVent Biopharma, Inc.* (Biotechnology)	9	197
Arrow Financial Corp. (Banks)	15	473
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	113	3,227
ARS Pharmaceuticals, Inc.* (Biotechnology)	46	500
Arteris, Inc.* (Software)	26	213
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	60	2,650
Artivion, Inc.* (Health Care Equipment & Supplies)	37	1,005
Arvinas, Inc.* (Pharmaceuticals)	60	1,650
Asana, Inc.*—Class A (Software)	75	1,091
Asbury Automotive Group, Inc.* (Specialty Retail)	19	5,114
ASGN, Inc.* (Professional Services)	42	3,976
ASP Isotopes, Inc.* (Chemicals)	37	98
Aspen Aerogels, Inc.* (Chemicals)	55	1,123
AssetMark Financial Holdings, Inc.* (Capital Markets)	22	759
Associated Banc-Corp. (Banks)	142	3,263
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	111	2,295
Astec Industries, Inc. (Machinery)	22	772
Astrana Health, Inc.* (Health Care Providers & Services)	41	2,151
Astria Therapeutics, Inc.* (Biotechnology)	42	491
Astronics Corp.* (Aerospace & Defense)	27	622
Asure Software, Inc.* (Professional Services)	23	237
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	73	279
Atkore, Inc. (Electrical Equipment)	34	4,590
Atlanta Braves Holdings, Inc.* (Entertainment)	47	2,041
Atlanta Braves Holdings, Inc.* (Entertainment)	10	459
Atlantic Union Bankshares Corp. (Banks)	84	3,468
Atlanticus Holdings Corp.* (Consumer Finance)	5	179
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	64	1,359
Atmus Filtration Technologies, Inc. (Automobile Components)	79	2,436
ATN International, Inc. (Diversified Telecommunication Services)	10	297
Atossa Therapeutics, Inc.* (Biotechnology)	118	159
AtriCure, Inc.* (Health Care Equipment & Supplies)	44	949
Atrion Corp. (Health Care Equipment & Supplies)	1	458
AudioEye, Inc.* (Software)	6	150
Aura Biosciences, Inc.* (Biotechnology)	43	439
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	135	794
Aurora Innovation, Inc.* (Software)	792	3,168
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	87	1,422
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	42	1,005
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	49	206

Common Stocks, continued

	Shares	Value
AvePoint, Inc.* (Software)	120	$1,308
Aviat Networks, Inc.* (Communications Equipment)	11	341
Avid Bioservices, Inc.* (Biotechnology)	59	616
Avidity Biosciences, Inc.* (Biotechnology)	96	4,376
AvidXchange Holdings, Inc.* (Financial Services)	164	1,466
Avient Corp. (Chemicals)	85	3,845
Avista Corp. (Multi-Utilities)	74	2,899
Avita Medical, Inc.* (Biotechnology)	24	235
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	31	3,916
Axogen, Inc.* (Health Care Equipment & Supplies)	40	351
Axonics, Inc.* (Health Care Equipment & Supplies)	48	3,287
Axos Financial, Inc.* (Banks)	51	3,724
Axsome Therapeutics, Inc.* (Pharmaceuticals)	34	2,968
AZZ, Inc. (Building Products)	28	2,239
B Riley Financial, Inc.(a) (Capital Markets)	19	365
B&G Foods, Inc. (Food Products)	73	629
Backblaze, Inc.*—Class A (IT Services)	38	252
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	28	5,772
Balchem Corp. (Chemicals)	31	5,502
Bally's Corp.* (Hotels, Restaurants & Leisure)	23	396
Banc of California, Inc. (Banks)	131	1,831
BancFirst Corp. (Banks)	19	2,041
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	26	841
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	23	525
Bank First Corp. (Banks)	9	834
Bank of Hawaii Corp. (Banks)	37	2,538
Bank of Marin Bancorp (Banks)	15	305
Bank7 Corp. (Banks)	4	166
BankUnited, Inc. (Banks)	70	2,696
Bankwell Financial Group, Inc. (Banks)	6	169
Banner Corp. (Banks)	32	1,895
Bar Harbor Bankshares (Banks)	14	447
BARK, Inc.* (Specialty Retail)	124	192
Barnes Group, Inc. (Machinery)	44	1,775
Barrett Business Services, Inc. (Professional Services)	24	875
BayCom Corp. (Banks)	10	241
BCB Bancorp, Inc. (Banks)	14	178
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	60	6,168
Beam Therapeutics, Inc.* (Biotechnology)	72	2,278
Beazer Homes USA, Inc.* (Household Durables)	28	943
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	2	188
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	10	743
Belden, Inc. (Electronic Equipment, Instruments & Components)	38	3,522
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	33	1,580

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 91

Common Stocks, continued

	Shares		Value
Berkshire Hills Bancorp, Inc. (Banks)	41		$1,132
Berry Corp. (Oil, Gas & Consumable Fuels)	72		494
Beyond Meat, Inc.*(a) (Food Products)	56		352
Beyond, Inc.* (Specialty Retail)	43		486
BGC Group, Inc.—Class A (Capital Markets)	348		3,205
BigBear.ai Holdings, Inc.* (IT Services)	95		143
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	67		543
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	1		201
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	195		1,420
Biohaven, Ltd.* (Biotechnology)	70		2,753
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	33		793
Biomea Fusion, Inc.* (Biotechnology)	26		145
Biote Corp.*—Class A (Pharmaceuticals)	25		198
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	35		245
Bit Digital, Inc.* (Software)	110		419
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	18		568
Black Diamond Therapeutics, Inc.* (Biotechnology)	35		213
Black Hills Corp. (Multi-Utilities)	65		3,838
Blackbaud, Inc.* (Software)	39		3,096
BlackLine, Inc.* (Software)	54		2,566
BlackSky Technology, Inc.* (Professional Services)	99		111
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	164		2,927
Blade Air Mobility, Inc.* (Passenger Airlines)	53		175
Blend Labs, Inc.*—Class A (Software)	217		601
Blink Charging Co.* (Electrical Equipment)	90		296
Bloom Energy Corp.*(a)—Class A (Electrical Equipment)	188		2,546
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	75		1,564
Blue Bird Corp.* (Machinery)	31		1,616
Blue Foundry Bancorp* (Banks)	20		226
Bluebird Bio, Inc.* (Biotechnology)	179		208
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	8		965
Blueprint Medicines Corp.* (Biotechnology)	60		6,498
Bluerock Homes Trust, Inc. (Residential REITs)	—	†	2
Boise Cascade Co. (Trading Companies & Distributors)	37		5,257
Boot Barn Holdings, Inc.* (Specialty Retail)	28		3,737
Borr Drilling, Ltd. (Energy Equipment & Services)	224		1,534
Boston Omaha Corp.*—Class A (Media)	23		338
Boundless Bio, Inc.* (Biotechnology)	6		23
Bowman Consulting Group, Ltd.* (Construction & Engineering)	13		464
Box, Inc.*—Class A (Software)	133		3,740
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	61		217
Brandywine Realty Trust (Office REITs)	159		801
Braze, Inc.*—Class A (Software)	50		2,203
BRC, Inc.*—Class A (Food Products)	49		280

Common Stocks, continued

	Shares	Value
Bread Financial Holdings, Inc. (Consumer Finance)	47	$2,565
Bridgebio Pharma, Inc.* (Biotechnology)	133	3,451
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	8	27
Bridgewater Bancshares, Inc.* (Banks)	19	262
Brightsphere Investment Group, Inc. (Capital Markets)	26	681
BrightSpire Capital, Inc. (Mortgage REITs)	122	699
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	50	620
BrightView Holdings, Inc.* (Commercial Services & Supplies)	41	590
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	41	2,740
Bristow Group, Inc.* (Energy Equipment & Services)	23	873
Broadstone Net Lease, Inc. (Diversified REITs)	178	3,099
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	180	1,391
Brookfield Business Corp.—Class A (Industrial Conglomerates)	24	541
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	113	4,396
Brookline Bancorp, Inc. (Banks)	83	871
BRT Apartments Corp. (Residential REITs)	11	206
Build-A-Bear Workshop, Inc. (Specialty Retail)	12	325
Bumble, Inc.*—Class A (Interactive Media & Services)	90	841
Burford Capital, Ltd. (Financial Services)	188	2,653
Burke & Herbert Financial Services Corp. (Banks)	13	880
Business First Bancshares, Inc. (Banks)	23	585
Byline Bancorp, Inc. (Banks)	30	842
Byrna Technologies, Inc.* (Aerospace & Defense)	16	150
C3.ai, Inc.*—Class A (Software)	78	2,087
C4 Therapeutics, Inc.* (Biotechnology)	55	369
Cabaletta Bio, Inc.* (Biotechnology)	41	291
Cable One, Inc. (Media)	5	2,067
Cabot Corp. (Chemicals)	51	5,116
Cactus, Inc.—Class A (Energy Equipment & Services)	61	3,850
Cadence Bank (Banks)	171	5,621
Cadiz, Inc.* (Water Utilities)	39	145
Cadre Holdings, Inc. (Aerospace & Defense)	24	881
Caesarstone, Ltd.* (Building Products)	20	127
Calavo Growers, Inc. (Food Products)	15	357
Caledonia Mining Corp. PLC (Metals & Mining)	15	176
Caleres, Inc. (Specialty Retail)	32	1,234
California Resources Corp. (Oil, Gas & Consumable Fuels)	65	3,344
California Water Service Group (Water Utilities)	55	2,940
Calix, Inc.* (Communications Equipment)	55	2,262
Cal-Maine Foods, Inc. (Food Products)	39	2,790
Camden National Corp. (Banks)	14	584
Camping World Holdings, Inc.—Class A (Specialty Retail)	40	915
Candel Therapeutics, Inc.* (Biotechnology)	19	113
Cannae Holdings, Inc. (Financial Services)	53	1,066

See accompanying notes to the financial statements.

92 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Canoo, Inc.*(a) (Automobiles)	55	$111
Cantaloupe, Inc.* (Financial Services)	55	428
Capital Bancorp, Inc. (Banks)	9	229
Capital City Bank Group, Inc. (Banks)	13	462
Capitol Federal Financial, Inc. (Banks)	117	739
Capricor Therapeutics, Inc.* (Biotechnology)	24	97
Cardiff Oncology, Inc.* (Biotechnology)	36	84
Cardlytics, Inc.* (Media)	38	315
CareDx, Inc.* (Biotechnology)	47	940
CareTrust REIT, Inc. (Health Care REITs)	128	3,451
Cargo Therapeutics, Inc.* (Biotechnology)	19	324
Cargurus, Inc.* (Interactive Media & Services)	83	2,060
Caribou Biosciences, Inc.* (Biotechnology)	77	179
Carpenter Technology Corp. (Metals & Mining)	45	6,565
Carriage Services, Inc. (Diversified Consumer Services)	13	417
Cars.com, Inc.* (Interactive Media & Services)	62	1,278
Carter Bankshares, Inc.* (Banks)	22	358
Cartesian Therapeutics, Inc.* (Biotechnology)	7	114
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	54	5,591
Cass Information Systems, Inc. (Financial Services)	13	558
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	38	844
Castle Biosciences, Inc.* (Health Care Providers & Services)	24	579
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	110	1,896
Cathay General Bancorp (Banks)	66	2,925
Cavco Industries, Inc.* (Household Durables)	8	3,317
CBIZ, Inc.* (Professional Services)	45	3,123
CBL & Associates Properties, Inc. (Retail REITs)	22	567
CECO Environmental Corp.* (Commercial Services & Supplies)	28	818
Celcuity, Inc.* (Biotechnology)	22	403
Celldex Therapeutics, Inc.* (Biotechnology)	61	2,325
Centerspace (Residential REITs)	14	978
Central Garden & Pet Co.* (Household Products)	9	359
Central Garden & Pet Co.*—Class A (Household Products)	50	1,718
Central Pacific Financial Corp. (Banks)	25	652
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	14	612
Centuri Holdings, Inc.* (Construction & Engineering)	13	215
Century Aluminum Co.* (Metals & Mining)	50	756
Century Communities, Inc. (Household Durables)	27	2,827
Century Therapeutics, Inc.* (Biotechnology)	43	96
Cerence, Inc.* (Software)	38	121
Cerus Corp.* (Health Care Equipment & Supplies)	169	382
CervoMed, Inc.* (Biotechnology)	5	65
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	22	441
CG Oncology, Inc.* (Biotechnology)	22	734
ChampionX Corp. (Energy Equipment & Services)	179	6,132
ChargePoint Holdings, Inc.*(a) (Electrical Equipment)	365	792

Common Stocks, continued

	Shares	Value
Chart Industries, Inc.* (Machinery)	40	$6,443
Chatham Lodging Trust (Hotel & Resort REITs)	45	396
Chegg, Inc.* (Diversified Consumer Services)	93	317
Chemung Financial Corp. (Banks)	3	146
Chesapeake Utilities Corp. (Gas Utilities)	21	2,479
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	16	256
Chimera Investment Corp. (Mortgage REITs)	76	1,110
ChoiceOne Financial Services, Inc. (Banks)	6	165
ChromaDex Corp.* (Life Sciences Tools & Services)	45	135
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	16	593
Cibus, Inc.* (Biotechnology)	14	138
Cimpress PLC* (Commercial Services & Supplies)	17	1,552
Cinemark Holdings, Inc.* (Entertainment)	104	2,452
Cipher Mining, Inc.* (Software)	162	847
Citi Trends, Inc.* (Specialty Retail)	7	137
Citizens & Northern Corp. (Banks)	14	284
Citizens Financial Services, Inc. (Banks)	5	267
City Holding Co. (Banks)	14	1,707
City Office REIT, Inc. (Office REITs)	37	224
Civista Bancshares, Inc. (Banks)	14	251
Claros Mortgage Trust, Inc. (Mortgage REITs)	81	770
Clarus Corp. (Leisure Products)	29	175
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	160	456
Cleanspark, Inc.* (Software)	209	3,344
Clear Channel Outdoor Holdings, Inc.* (Media)	328	544
Clear Secure, Inc.—Class A (Software)	83	1,772
Clearfield, Inc.* (Communications Equipment)	12	521
Clearwater Analytics Holdings, Inc.*—Class A (Software)	132	2,581
Clearwater Paper Corp.* (Paper & Forest Products)	15	832
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	4	286
Clipper Realty, Inc. (Residential REITs)	10	39
CNB Financial Corp. (Banks)	20	513
CNO Financial Group, Inc. (Insurance)	101	3,521
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	142	3,759
Coastal Financial Corp.* (Banks)	11	580
Codexis, Inc.* (Life Sciences Tools & Services)	65	233
Coeur Mining, Inc.* (Metals & Mining)	372	2,414
Cogent Biosciences, Inc.* (Biotechnology)	87	820
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	41	2,895
Cohen & Steers, Inc. (Capital Markets)	26	2,231
Coherus Biosciences, Inc.* (Biotechnology)	103	159
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	43	1,376
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	31	1,196
Colony Bankcorp, Inc. (Banks)	15	233
Columbia Financial, Inc.* (Banks)	26	468
Columbus McKinnon Corp. (Machinery)	27	1,030
Commercial Metals Co. (Metals & Mining)	109	6,551

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 93

Common Stocks, continued

	Shares	Value
Commercial Vehicle Group, Inc.* (Machinery)	31	$169
CommScope Holding Co., Inc.* (Communications Equipment)	198	513
Community Financial System, Inc. (Banks)	50	3,084
Community Health Systems, Inc.* (Health Care Providers & Services)	118	621
Community Healthcare Trust, Inc. (Health Care REITs)	25	544
Community Trust Bancorp, Inc. (Banks)	14	710
Community West Bancshares (Banks)	16	332
CommVault Systems, Inc.* (Software)	41	6,266
Compass Diversified Holdings (Financial Services)	63	1,516
Compass Minerals International, Inc. (Metals & Mining)	32	426
Compass Therapeutics, Inc.* (Biotechnology)	95	98
Compass, Inc.*—Class A (Real Estate Management & Development)	343	1,506
CompoSecure, Inc.—Class A (Technology Hardware, Storage & Peripherals)	16	130
CompX International, Inc. (Commercial Services & Supplies)	2	51
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	87	824
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	23	153
Conduent, Inc.* (Professional Services)	152	620
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	21	5
CONMED Corp. (Health Care Equipment & Supplies)	29	2,002
ConnectOne Bancorp, Inc. (Banks)	34	823
Consensus Cloud Solutions, Inc.* (Software)	17	362
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	28	2,795
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	72	331
Consolidated Water Co., Ltd. (Water Utilities)	14	407
Constellium SE* (Metals & Mining)	122	2,173
Construction Partners, Inc.*—Class A (Construction & Engineering)	41	2,651
Consumer Portfolio Services, Inc.* (Consumer Finance)	8	76
Contango ORE, Inc.* (Metals & Mining)	7	160
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	6	120
Cooper-Standard Holdings, Inc.* (Automobile Components)	16	236
COPT Defense Properties (Office REITs)	106	3,071
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	10	595
Corcept Therapeutics, Inc.* (Pharmaceuticals)	77	2,977
Core Laboratories, Inc. (Energy Equipment & Services)	44	1,078
Core Molding Technologies, Inc.* (Chemicals)	7	129
Core Scientific, Inc.* (IT Services)	168	1,638
CoreCivic, Inc.* (Commercial Services & Supplies)	104	1,450
CorMedix, Inc.* (Pharmaceuticals)	51	234

Common Stocks, continued

	Shares	Value
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	42	$345
CorVel Corp.* (Health Care Providers & Services)	8	2,454
Costamare, Inc. (Marine Transportation)	41	608
Couchbase, Inc.* (IT Services)	37	710
Coursera, Inc.* (Diversified Consumer Services)	130	1,209
Covenant Logistics Group, Inc. (Ground Transportation)	7	392
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	5	147
CRA International, Inc. (Professional Services)	6	1,049
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	21	962
Crawford & Co.—Class A (Insurance)	14	137
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	120	3,330
Crescent Energy Co.(a)—Class A (Oil, Gas & Consumable Fuels)	130	1,590
Cricut, Inc.—Class A (Household Durables)	43	267
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	73	3,878
Critical Metals Corp.* (Metals & Mining)	7	71
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	32	584
CrossFirst Bankshares, Inc.* (Banks)	42	779
CryoPort, Inc.* (Life Sciences Tools & Services)	41	378
CS Disco, Inc.* (Software)	28	173
CSG Systems International, Inc. (Professional Services)	28	1,312
CSW Industrials, Inc. (Building Products)	14	4,542
CTO Realty Growth, Inc. (Diversified REITs)	21	421
CTS Corp. (Electronic Equipment, Instruments & Components)	29	1,418
Cullinan Therapeutics, Inc.* (Biotechnology)	36	697
Cushman & Wakefield PLC* (Real Estate Management & Development)	216	2,832
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	48	240
Customers Bancorp, Inc.* (Banks)	28	1,805
CVB Financial Corp. (Banks)	124	2,363
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	32	915
CVRx, Inc.* (Health Care Equipment & Supplies)	13	111
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	114	765
Cytokinetics, Inc.* (Biotechnology)	106	6,255
Daily Journal Corp.* (Media)	1	466
Dakota Gold Corp.* (Metals & Mining)	61	145
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	35	524
Dana, Inc. (Automobile Components)	124	1,576
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	31	1,166
Dave, Inc.* (Software)	7	255
Day One Biopharmaceuticals, Inc.* (Biotechnology)	49	701

See accompanying notes to the financial statements.

94 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Definitive Healthcare Corp.* (Health Care Technology)	50	$195
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	60	1,427
Deluxe Corp. (Commercial Services & Supplies)	41	1,000
Denali Therapeutics, Inc.* (Biotechnology)	117	2,851
Denny's Corp.* (Hotels, Restaurants & Leisure)	48	353
Design Therapeutics, Inc.* (Biotechnology)	29	148
Designer Brands, Inc.—Class A (Specialty Retail)	40	326
Desktop Metal, Inc.*—Class A (Machinery)	3	14
Despegar.com Corp.* (Hotels, Restaurants & Leisure)	58	674
Destination XL Group, Inc.* (Specialty Retail)	50	187
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	127	1,492
Diamond Hill Investment Group, Inc. (Capital Markets)	3	478
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	96	1,576
DiamondRock Hospitality Co. (Hotel & Resort REITs)	198	1,630
Dianthus Therapeutics, Inc.* (Biotechnology)	23	685
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	23	1,002
Digi International, Inc.* (Communications Equipment)	33	901
Digimarc Corp.* (Software)	14	448
Digital Turbine, Inc.* (Software)	89	212
DigitalBridge Group, Inc. (Real Estate Management & Development)	150	2,120
DigitalOcean Holdings, Inc.* (IT Services)	62	2,054
Dime Community Bancshares, Inc. (Banks)	33	834
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	14	502
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	43	3,363
Disc Medicine, Inc.* (Biotechnology)	15	647
Distribution Solutions Group, Inc.* (Building Products)	10	338
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	44	724
Diversified Healthcare Trust (Health Care REITs)	205	685
DLH Holdings Corp.* (Professional Services)	8	93
DMC Global, Inc.* (Energy Equipment & Services)	19	257
DNOW, Inc.* (Trading Companies & Distributors)	102	1,567
DocGo, Inc.* (Health Care Providers & Services)	95	345
Dole PLC (Food Products)	70	1,040
Domo, Inc.*—Class B (Software)	32	268
Donegal Group, Inc.—Class A (Insurance)	14	206
Donnelley Financial Solutions, Inc.* (Capital Markets)	24	1,620
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	32	1,308

Common Stocks, continued

	Shares	Value
Dorman Products, Inc.* (Automobile Components)	24	$2,433
Douglas Dynamics, Inc. (Machinery)	22	636
Douglas Emmett, Inc. (Office REITs)	152	2,446
Dream Finders Homes, Inc.*—Class A (Household Durables)	26	820
Drilling Tools International Corp.* (Energy Equipment & Services)	9	51
Dril-Quip, Inc.* (Energy Equipment & Services)	32	554
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	57	766
Ducommun, Inc.* (Aerospace & Defense)	13	834
D-Wave Quantum, Inc.* (Software)	82	82
DXP Enterprises, Inc.* (Trading Companies & Distributors)	12	657
Dycom Industries, Inc.* (Construction & Engineering)	27	4,955
Dynavax Technologies Corp.* (Biotechnology)	124	1,388
Dyne Therapeutics, Inc.* (Biotechnology)	76	3,261
Dynex Capital, Inc. (Mortgage REITs)	60	730
E2open Parent Holdings, Inc.* (Software)	160	747
Eagle Bancorp, Inc. (Banks)	28	603
Easterly Government Properties, Inc. (Office REITs)	91	1,268
Eastern Bankshares, Inc. (Banks)	182	3,028
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	57	331
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	115	2,309
Ecovyst, Inc.* (Chemicals)	110	1,049
Edgewell Personal Care Co. (Personal Care Products)	46	1,801
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	69	1,175
Editas Medicine, Inc.* (Biotechnology)	78	422
eGain Corp.* (Software)	19	138
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	25	302
Elevation Oncology, Inc.* (Biotechnology)	49	129
Eliem Therapeutics, Inc.* (Biotechnology)	7	58
Ellington Financial, Inc. (Mortgage REITs)	78	990
Elme Communities (Residential REITs)	83	1,366
Embecta Corp. (Health Care Equipment & Supplies)	55	862
Emerald Holding, Inc.* (Media)	14	79
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	13	71
Empire State Realty Trust, Inc. (Diversified REITs)	126	1,357
Employers Holdings, Inc. (Insurance)	23	1,104
Enact Holdings, Inc. (Financial Services)	28	953
Enanta Pharmaceuticals, Inc.* (Biotechnology)	19	280
Encore Capital Group, Inc.* (Consumer Finance)	22	1,112
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	167	651
Energizer Holdings, Inc. (Household Products)	68	2,094

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 95

Common Stocks, continued

	Shares	Value
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	152	$865
Energy Recovery, Inc.* (Machinery)	53	773
Energy Vault Holdings, Inc.* (Electrical Equipment)	96	98
Enerpac Tool Group Corp. (Machinery)	51	2,050
EnerSys (Electrical Equipment)	38	4,177
Enfusion, Inc.*—Class A (Software)	46	436
Enhabit, Inc.* (Health Care Providers & Services)	47	481
Enliven Therapeutics, Inc.* (Pharmaceuticals)	33	871
Ennis, Inc. (Commercial Services & Supplies)	24	572
Enova International, Inc.* (Consumer Finance)	24	2,075
Enovix Corp.* (Electrical Equipment)	140	2,017
Enpro, Inc. (Machinery)	20	3,419
Enstar Group, Ltd.* (Insurance)	12	3,893
Enterprise Bancorp, Inc. (Banks)	9	266
Enterprise Financial Services Corp. (Banks)	35	1,850
Entrada Therapeutics, Inc.* (Biotechnology)	23	379
Entravision Communications Corp.—Class A (Media)	57	125
Envestnet, Inc.* (Software)	48	2,975
Enviri Corp.* (Commercial Services & Supplies)	75	887
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	25	2,298
Equity Bancshares, Inc.—Class A (Banks)	14	567
Equity Commonwealth* (Office REITs)	100	2,037
Erasca, Inc.* (Biotechnology)	106	334
Escalade, Inc. (Leisure Products)	9	134
ESCO Technologies, Inc. (Machinery)	24	2,951
Esperion Therapeutics, Inc.* (Pharmaceuticals)	178	411
Esquire Financial Holdings, Inc. (Banks)	6	370
ESSA Bancorp, Inc. (Banks)	8	154
Essent Group, Ltd. (Financial Services)	98	6,159
Essential Properties Realty Trust, Inc. (Diversified REITs)	165	4,883
Ethan Allen Interiors, Inc. (Household Durables)	22	679
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	32	300
Eve Holding, Inc.* (Aerospace & Defense)	17	58
Eventbrite, Inc.*—Class A (Interactive Media & Services)	78	381
EverCommerce, Inc.* (Software)	20	241
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	75	965
EverQuote, Inc.*—Class A (Interactive Media & Services)	23	600
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	18	112
EVERTEC, Inc. (Financial Services)	60	2,068
EVgo, Inc.* (Specialty Retail)	94	361
EVI Industries, Inc. (Trading Companies & Distributors)	5	102
Evolent Health, Inc.*—Class A (Health Care Technology)	109	2,541
Evolus, Inc.* (Pharmaceuticals)	52	646
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	29	163

Common Stocks, continued

	Shares	Value
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	123	$427
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	16	322
ExlService Holdings, Inc.* (Professional Services)	148	5,217
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	77	1,106
Exponent, Inc. (Professional Services)	48	5,092
Expro Group Holdings N.V.* (Energy Equipment & Services)	89	2,067
Extreme Networks, Inc.* (Communications Equipment)	118	1,687
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	47	464
F&G Annuities & Life, Inc. (Insurance)	17	733
Fabrinet* (Electronic Equipment, Instruments & Components)	34	7,500
Farmers & Merchants Bancorp, Inc. (Banks)	12	330
Farmers National Banc Corp. (Banks)	34	531
Farmland Partners, Inc. (Specialized REITs)	41	435
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	274
Fastly, Inc.*—Class A (IT Services)	122	988
Fate Therapeutics, Inc.* (Biotechnology)	94	501
FB Financial Corp. (Banks)	33	1,541
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	9	1,856
Federal Signal Corp. (Machinery)	57	5,698
Fennec Pharmaceuticals, Inc.* (Biotechnology)	23	149
Fibrobiologics, Inc.* (Biotechnology)	24	125
Fidelis Insurance Holdings, Ltd. (Insurance)	45	801
Fidelity D&D Bancorp, Inc. (Banks)	5	260
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	123	800
Financial Institutions, Inc. (Banks)	14	368
First Advantage Corp. (Professional Services)	48	827
First Bancorp (Banks)	155	3,325
First Bancorp (Banks)	38	1,588
First Bank/Hamilton NJ (Banks)	20	309
First Busey Corp. (Banks)	50	1,372
First Business Financial Services, Inc. (Banks)	7	322
First Commonwealth Financial Corp. (Banks)	96	1,736
First Community Bankshares, Inc. (Banks)	16	716
First Financial Bancorp (Banks)	89	2,435
First Financial Bankshares, Inc. (Banks)	123	4,731
First Financial Corp. (Banks)	11	495
First Financial Northwest, Inc. (Banks)	6	129
First Foundation, Inc. (Banks)	50	350
First Internet Bancorp (Banks)	7	259
First Interstate BancSystem, Inc.—Class A (Banks)	74	2,336
First Merchants Corp. (Banks)	55	2,219
First Mid Bancshares, Inc. (Banks)	22	845
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	29	472
First Western Financial, Inc.* (Banks)	7	127
FirstCash Holdings, Inc. (Consumer Finance)	37	4,130

See accompanying notes to the financial statements.

96 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
FiscalNote Holdings, Inc.* (Professional Services)	56	$86
Five Star Bancorp (Banks)	15	441
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	29	780
Flexsteel Industries, Inc. (Household Durables)	5	190
Fluence Energy, Inc.* (Electrical Equipment)	58	950
Fluor Corp.* (Construction & Engineering)	161	7,744
Flushing Financial Corp. (Banks)	26	383
Flywire Corp.* (Financial Services)	114	2,087
Foghorn Therapeutics, Inc.* (Biotechnology)	23	161
Foot Locker, Inc. (Specialty Retail)	78	2,267
Forafric Global PLC* (Food Products)	5	59
Forestar Group, Inc.* (Real Estate Management & Development)	18	569
Forge Global Holdings, Inc.* (Capital Markets)	107	155
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	73	3,909
Forrester Research, Inc.* (Professional Services)	11	222
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	11	203
Forward Air Corp. (Air Freight & Logistics)	23	583
Four Corners Property Trust, Inc. (Specialized REITs)	87	2,361
Fox Factory Holding Corp.* (Automobile Components)	40	2,136
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	7	22
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	78	1,080
Franklin Covey Co.* (Professional Services)	11	481
Franklin Electric Co., Inc. (Machinery)	42	4,478
Franklin Street Properties Corp. (Office REITs)	91	158
Fresh Del Monte Produce, Inc. (Food Products)	32	802
Freshworks, Inc.*—Class A (Software)	192	2,400
Freyr Battery, Inc.* (Electrical Equipment)	105	189
Frontdoor, Inc.* (Diversified Consumer Services)	74	2,920
Frontier Group Holdings, Inc.* (Passenger Airlines)	40	158
FRP Holdings, Inc.* (Real Estate Management & Development)	13	391
FS Bancorp, Inc. (Banks)	6	264
FTAI Aviation, Ltd. (Trading Companies & Distributors)	94	10,476
FTAI Infrastructure, Inc. (Ground Transportation)	95	979
fuboTV, Inc.* (Interactive Media & Services)	276	403
FuelCell Energy, Inc.* (Electrical Equipment)	426	216
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	59	548
Fulgent Genetics, Inc.* (Health Care Providers & Services)	19	455
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	30	169
Fulton Financial Corp. (Banks)	169	3,274
Funko, Inc.*—Class A (Leisure Products)	29	290
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	24	134
FVCBankcorp, Inc.* (Banks)	15	190
Common Stocks, continued

	Shares	Value
G1 Therapeutics, Inc.* (Biotechnology)	46	$197
Galectin Therapeutics, Inc.* (Biotechnology)	18	45
Gambling.com Group, Ltd.* (Media)	16	154
Gannett Co., Inc.* (Media)	133	653
GATX Corp. (Trading Companies & Distributors)	33	4,604
GCM Grosvenor, Inc.—Class A (Capital Markets)	39	434
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	7	33
Genco Shipping & Trading, Ltd. (Marine Transportation)	40	776
Gencor Industries, Inc.* (Machinery)	10	246
GeneDx Holdings Corp.* (Health Care Providers & Services)	12	393
Generation Bio Co.* (Biotechnology)	46	154
Genesco, Inc.* (Specialty Retail)	10	308
Genie Energy, Ltd.—Class B (Electric Utilities)	12	204
Gentherm, Inc.* (Automobile Components)	30	1,655
Genworth Financial, Inc.* (Insurance)	411	2,782
Geospace Technologies Corp.* (Energy Equipment & Services)	12	112
German American Bancorp, Inc. (Banks)	27	1,062
Geron Corp.* (Biotechnology)	543	2,574
Getty Images Holdings, Inc.* (Interactive Media & Services)	94	358
Getty Realty Corp. (Retail REITs)	47	1,392
Gibraltar Industries, Inc.* (Building Products)	29	2,154
GigaCloud Technology, Inc.*—Class A (Distributors)	23	677
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	38	1,048
Glacier Bancorp, Inc. (Banks)	107	4,784
Gladstone Commercial Corp. (Diversified REITs)	38	572
Gladstone Land Corp. (Specialized REITs)	32	475
Glaukos Corp.* (Health Care Equipment & Supplies)	46	5,389
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	118	793
Global Industrial Co. (Trading Companies & Distributors)	13	453
Global Medical REIT, Inc. (Health Care REITs)	58	554
Global Net Lease, Inc. (Diversified REITs)	189	1,644
Global Water Resources, Inc. (Water Utilities)	11	142
Globalstar, Inc.* (Diversified Telecommunication Services)	687	831
GMS, Inc.* (Trading Companies & Distributors)	38	3,657
Gogo, Inc.* (Wireless Telecommunication Services)	61	554
GoHealth, Inc.*—Class A (Insurance)	5	66
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	93	3,246
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	19	635
Golden Matrix Group, Inc.* (Entertainment)	18	40
Golden Ocean Group, Ltd. (Marine Transportation)	115	1,428
Goosehead Insurance, Inc.*—Class A (Insurance)	22	1,986

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 97

Common Stocks, continued

	Shares	Value
GoPro, Inc.*—Class A (Household Durables)	117	$178
GrafTech International, Ltd.* (Electrical Equipment)	243	187
Graham Corp.* (Machinery)	10	328
Graham Holdings Co.—Class B (Diversified Consumer Services)	3	2,325
Granite Construction, Inc. (Construction & Engineering)	41	2,807
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	47	140
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	50	343
Gray Television, Inc. (Media)	80	514
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	62	585
Great Southern Bancorp, Inc. (Banks)	8	501
Green Brick Partners, Inc.* (Household Durables)	30	2,195
Green Dot Corp.*—Class A (Consumer Finance)	50	478
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	60	1,064
Greene County Bancorp, Inc. (Banks)	6	218
Greenlight Capital Re, Ltd.*—Class A (Insurance)	26	359
Greenwich Lifesciences, Inc.* (Biotechnology)	5	81
Greif, Inc.—Class A (Containers & Packaging)	23	1,534
Greif, Inc.—Class B (Containers & Packaging)	5	353
Grid Dynamics Holdings, Inc.* (IT Services)	54	697
Griffon Corp. (Building Products)	36	2,594
Grindr, Inc.* (Interactive Media & Services)	23	267
Group 1 Automotive, Inc. (Specialty Retail)	13	4,754
Groupon, Inc.* (Broadline Retail)	22	293
GrowGeneration Corp.* (Specialty Retail)	54	125
Guaranty Bancshares, Inc. (Banks)	7	242
Guardant Health, Inc.* (Health Care Providers & Services)	111	3,899
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	13	1,914
Gyre Therapeutics, Inc.* (Biotechnology)	6	87
H&E Equipment Services, Inc. (Trading Companies & Distributors)	31	1,621
H.B. Fuller Co. (Chemicals)	51	4,397
Haemonetics Corp.* (Health Care Equipment & Supplies)	47	4,232
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	23	183
Halozyme Therapeutics, Inc.* (Biotechnology)	117	6,465
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	8	156
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	15	261
Hamilton Lane, Inc.—Class A (Capital Markets)	36	5,196
Hancock Whitney Corp. (Banks)	82	4,488
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	333	1,978
Hanmi Financial Corp. (Banks)	28	571
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	106	3,474

Common Stocks, continued

	Shares	Value
HarborOne Bancorp, Inc. (Banks)	38	$507
Harmonic, Inc.* (Communications Equipment)	104	1,525
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	29	982
Harrow, Inc.* (Pharmaceuticals)	29	748
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	38	122
Haverty Furniture Cos., Inc. (Specialty Retail)	14	410
Hawaiian Electric Industries, Inc. (Electric Utilities)	105	1,739
Hawaiian Holdings, Inc.* (Passenger Airlines)	48	614
Hawkins, Inc. (Chemicals)	18	1,870
Haynes International, Inc. (Metals & Mining)	12	715
HBT Financial, Inc. (Banks)	12	276
HCI Group, Inc. (Insurance)	7	660
Health Catalyst, Inc.* (Health Care Technology)	55	405
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	69	789
HealthEquity, Inc.* (Health Care Providers & Services)	79	6,199
HealthStream, Inc. (Health Care Technology)	23	683
Heartland Express, Inc. (Ground Transportation)	44	571
Heartland Financial USA, Inc. (Banks)	40	2,181
Hecla Mining Co. (Metals & Mining)	545	3,150
Heidrick & Struggles International, Inc. (Professional Services)	19	763
Helen of Troy, Ltd.* (Household Durables)	23	1,360
Helios Technologies, Inc. (Machinery)	32	1,470
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	136	1,605
Helmerich & Payne, Inc. (Energy Equipment & Services)	91	3,678
Herbalife, Ltd.* (Personal Care Products)	94	1,154
Herc Holdings, Inc. (Trading Companies & Distributors)	26	4,052
Heritage Commerce Corp. (Banks)	56	580
Heritage Financial Corp. (Banks)	32	741
Heritage Insurance Holdings, Inc.* (Insurance)	22	176
Heron Therapeutics, Inc.* (Biotechnology)	111	330
Hertz Global Holdings, Inc.* (Ground Transportation)	115	469
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	37	148
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	14	235
Hillenbrand, Inc. (Machinery)	66	2,919
HilleVax, Inc.* (Biotechnology)	30	55
Hillman Solutions Corp.* (Machinery)	185	1,878
Hilltop Holdings, Inc. (Banks)	44	1,452
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	69	2,982
Himalaya Shipping, Ltd. (Marine Transportation)	28	227
Hims & Hers Health, Inc.* (Health Care Providers & Services)	179	3,802
Hingham Institution For Savings The (Banks)	2	497
Hippo Holdings, Inc.* (Insurance)	19	337
HireQuest, Inc. (Professional Services)	5	67
HNI Corp. (Commercial Services & Supplies)	44	2,417
Holley, Inc.* (Automobile Components)	44	173

See accompanying notes to the financial statements.

98 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Home Bancorp, Inc. (Banks)	6	$265
Home BancShares, Inc. (Banks)	178	5,043
HomeStreet, Inc. (Banks)	17	245
HomeTrust Bancshares, Inc. (Banks)	14	497
Hooker Furnishings Corp. (Household Durables)	10	153
Hope Bancorp, Inc. (Banks)	109	1,434
Horace Mann Educators Corp. (Insurance)	39	1,348
Horizon Bancorp, Inc. (Banks)	41	655
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	5	1,049
Hub Group, Inc.—Class A (Air Freight & Logistics)	58	2,713
Hudson Pacific Properties, Inc. (Office REITs)	129	773
Hudson Technologies, Inc.* (Trading Companies & Distributors)	41	351
Humacyte, Inc.* (Biotechnology)	83	785
Huron Consulting Group, Inc.* (Professional Services)	17	1,870
Hut 8 Corp.* (Software)	76	1,113
Hyliion Holdings Corp.* (Machinery)	132	293
Hyster-Yale, Inc. (Machinery)	11	899
I3 Verticals, Inc.*—Class A (Financial Services)	22	539
i-80 Gold Corp.* (Metals & Mining)	243	255
IBEX Holdings, Ltd.* (Professional Services)	8	140
Ibotta, Inc.*—Class A (Media)	7	471
ICF International, Inc. (Professional Services)	18	2,648
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	31	1,054
ICU Medical, Inc.* (Health Care Equipment & Supplies)	20	2,540
Ideaya Biosciences, Inc.* (Biotechnology)	77	3,315
IDT Corp.—Class B (Diversified Telecommunication Services)	14	535
IES Holdings, Inc.* (Construction & Engineering)	8	1,232
IGM Biosciences, Inc.*(a) (Biotechnology)	14	156
iHeartMedia, Inc.*—Class A (Media)	96	171
iLearningEngines Holdings, Inc.* (Software)	28	232
IMAX Corp.* (Entertainment)	41	865
Immersion Corp. (Technology Hardware, Storage & Peripherals)	29	370
ImmunityBio, Inc.*(a) (Biotechnology)	133	685
Immunome, Inc.* (Biotechnology)	49	755
Immunovant, Inc.* (Biotechnology)	55	1,599
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	22	3,504
Inari Medical, Inc.* (Health Care Equipment & Supplies)	50	2,328
Independence Realty Trust, Inc. (Residential REITs)	213	3,973
Independent Bank Corp. (Banks)	40	2,566
Independent Bank Corp. (Banks)	19	659
Independent Bank Group, Inc. (Banks)	34	2,008
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	154	921
Industrial Logistics Properties Trust (Industrial REITs)	61	314
Infinera Corp.* (Communications Equipment)	188	1,117
Information Services Group, Inc. (IT Services)	33	115

Common Stocks, continued

	Shares	Value
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	19	$131
Ingevity Corp.* (Chemicals)	34	1,560
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	14	1,135
Inhibrx Biosciences, Inc.* (Biotechnology)	10	145
Inmode, Ltd.* (Health Care Equipment & Supplies)	75	1,359
Inmune Bio, Inc.* (Biotechnology)	12	103
Innodata, Inc.* (Professional Services)	25	484
Innospec, Inc. (Chemicals)	23	3,016
Innovage Holding Corp.* (Health Care Providers & Services)	18	113
Innovative Industrial Properties, Inc. (Industrial REITs)	26	3,193
Innovid Corp.* (Media)	99	210
Innoviva, Inc.* (Pharmaceuticals)	52	980
Inogen, Inc.* (Health Care Equipment & Supplies)	23	213
Inovio Pharmaceuticals, Inc.* (Biotechnology)	24	256
Inozyme Pharma, Inc.* (Biotechnology)	48	278
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	26	5,837
Insmed, Inc.* (Biotechnology)	146	10,623
Insperity, Inc. (Professional Services)	34	3,492
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	21	194
Installed Building Products, Inc. (Household Durables)	23	6,218
Insteel Industries, Inc. (Building Products)	18	617
Instructure Holdings, Inc.* (Software)	21	491
Intapp, Inc.* (Software)	37	1,326
Integer Holdings Corp.* (Health Care Equipment & Supplies)	32	3,800
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	65	1,613
Integral Ad Science Holding Corp.* (Media)	69	702
Intellia Therapeutics, Inc.* (Biotechnology)	91	2,385
Inter Parfums, Inc. (Personal Care Products)	17	2,393
InterDigital, Inc. (Software)	23	2,823
Interface, Inc. (Commercial Services & Supplies)	54	933
International Bancshares Corp. (Banks)	51	3,439
International Game Technology PLC (Hotels, Restaurants & Leisure)	107	2,511
International Money Express, Inc.* (Financial Services)	30	666
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	38	2,128
Intrepid Potash, Inc.* (Chemicals)	10	261
Intuitive Machines, Inc.* (Aerospace & Defense)	27	107
InvenTrust Properties Corp. (Retail REITs)	64	1,803
Invesco Mortgage Capital, Inc. (Mortgage REITs)	46	418
Investar Holding Corp. (Banks)	9	167
Investors Title Co. (Insurance)	1	213
Invivyd, Inc.* (Biotechnology)	74	93
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	187	1,524

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 99

Common Stocks, continued

	Shares	Value
Iovance Biotherapeutics, Inc.* (Biotechnology)	239	$2,086
iRadimed Corp. (Health Care Equipment & Supplies)	7	327
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	30	2,588
iRobot Corp.* (Household Durables)	27	318
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	133	908
Ispire Technology, Inc.* (Tobacco)	18	138
iTeos Therapeutics, Inc.* (Biotechnology)	24	422
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	39	191
Itron, Inc.* (Electronic Equipment, Instruments & Components)	43	4,448
Ivanhoe Electric, Inc.* (Metals & Mining)	78	774
J & J Snack Foods Corp. (Food Products)	14	2,361
J Jill, Inc. (Specialty Retail)	5	192
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	19	1,129
Jackson Financial, Inc.—Class A (Financial Services)	72	6,341
JAKKS Pacific, Inc.* (Leisure Products)	7	147
James River Group Holdings, Ltd. (Insurance)	30	259
Jamf Holding Corp.* (Software)	70	1,282
Janus International Group, Inc.* (Building Products)	133	1,918
Janux Therapeutics, Inc.* (Biotechnology)	26	1,056
Jasper Therapeutics, Inc.* (Biotechnology)	11	203
JBG SMITH Properties (Office REITs)	84	1,373
JELD-WEN Holding, Inc.* (Building Products)	81	1,352
JetBlue Airways Corp.* (Passenger Airlines)	289	1,852
Joby Aviation, Inc.*(a) (Passenger Airlines)	379	2,266
John B Sanfilippo & Son, Inc. (Food Products)	8	839
John Bean Technologies Corp. (Machinery)	30	2,951
John Marshall Bancorp, Inc. (Banks)	12	232
John Wiley & Sons, Inc.—Class A (Media)	34	1,624
Johnson Outdoors, Inc.—Class A (Leisure Products)	5	212
Kadant, Inc. (Machinery)	11	3,866
Kaiser Aluminum Corp. (Metals & Mining)	15	1,180
Kaltura, Inc.* (Software)	89	118
KalVista Pharmaceuticals, Inc.* (Biotechnology)	36	523
Karat Packaging, Inc. (Trading Companies & Distributors)	6	179
KB Home (Household Durables)	63	5,423
Kearny Financial Corp. (Banks)	51	367
Kelly Services, Inc.—Class A (Professional Services)	29	682
Kennametal, Inc. (Machinery)	75	1,961
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	107	1,114
Keros Therapeutics, Inc.* (Biotechnology)	28	1,404
Kforce, Inc. (Professional Services)	18	1,250
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	23	545
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	36	1,493
Kingsway Financial Services, Inc.* (Insurance)	12	102
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	35	931

Common Stocks, continued

	Shares	Value
Kite Realty Group Trust (Retail REITs)	205	$5,054
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	55	631
Knife River Corp.* (Construction Materials)	53	4,214
Knowles Corp.* (Electronic Equipment, Instruments & Components)	83	1,516
Kodiak Gas Services, Inc. (Energy Equipment & Services)	19	548
Kodiak Sciences, Inc.* (Biotechnology)	30	87
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	52	3,647
Koppers Holdings, Inc. (Chemicals)	19	773
Korn Ferry (Professional Services)	49	3,612
Korro Bio, Inc.* (Biotechnology)	5	233
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	441	2,439
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	140	3,156
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	80	850
Kronos Worldwide, Inc. (Chemicals)	21	251
Krystal Biotech, Inc.* (Biotechnology)	23	4,795
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	51	2,406
Kura Oncology, Inc.* (Biotechnology)	69	1,436
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	5	287
Kymera Therapeutics, Inc.* (Biotechnology)	41	1,894
Kyverna Therapeutics, Inc.* (Biotechnology)	16	139
L B Foster Co.*—Class A (Machinery)	8	192
Ladder Capital Corp. (Mortgage REITs)	107	1,284
Lakeland Financial Corp. (Banks)	23	1,576
Lancaster Colony Corp. (Food Products)	18	3,474
Lands' End, Inc.* (Specialty Retail)	14	248
Landsea Homes Corp.* (Household Durables)	17	207
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	64	6,708
LanzaTech Global, Inc.* (Commercial Services & Supplies)	105	190
Larimar Therapeutics, Inc.* (Biotechnology)	40	336
Latham Group, Inc.* (Leisure Products)	37	135
Laureate Education, Inc. (Diversified Consumer Services)	126	1,953
La-Z-Boy, Inc. (Household Durables)	41	1,810
LCI Industries (Automobile Components)	23	2,684
LCNB Corp. (Banks)	12	183
Legacy Housing Corp.* (Household Durables)	11	313
Legalzoom.com, Inc.* (Professional Services)	130	868
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	19	1,651
Lemonade, Inc.*(a) (Insurance)	49	883
LendingClub Corp.* (Consumer Finance)	103	1,289
LendingTree, Inc.* (Consumer Finance)	9	479
LENZ Therapeutics, Inc.* (Biotechnology)	12	298
Leonardo DRS, Inc.* (Aerospace & Defense)	69	1,946
Leslie's, Inc.* (Specialty Retail)	169	499
Lexeo Therapeutics, Inc.* (Biotechnology)	10	126
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	107	241
LGI Homes, Inc.* (Household Durables)	20	2,301

See accompanying notes to the financial statements.

100 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Liberty Energy, Inc. (Energy Equipment & Services)	152	$3,671
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	32	335
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	127	1,346
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	56	1,163
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	20	127
LifeMD, Inc.* (Health Care Technology)	32	228
LifeStance Health Group, Inc.* (Health Care Providers & Services)	113	623
Lifetime Brands, Inc. (Household Durables)	12	104
Lifeway Foods, Inc.* (Food Products)	5	62
Lifezone Metals, Ltd.* (Metals & Mining)	34	268
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	16	1,743
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	113	391
Limbach Holdings, Inc.* (Construction & Engineering)	10	637
Limoneira Co. (Food Products)	15	331
Lincoln Educational Services Corp.* (Diversified Consumer Services)	24	339
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	33	284
Lindsay Corp. (Machinery)	10	1,260
Lineage Cell Therapeutics, Inc.* (Biotechnology)	138	142
LINKBANCORP, Inc. (Banks)	21	153
Lions Gate Entertainment Corp.*—Class A (Entertainment)	56	514
Lions Gate Entertainment Corp.*—Class B (Entertainment)	115	948
Liquidia Corp.* (Pharmaceuticals)	54	644
Liquidity Services, Inc.* (Commercial Services & Supplies)	20	449
LivaNova PLC* (Health Care Equipment & Supplies)	51	2,519
Live Oak Bancshares, Inc. (Banks)	32	1,444
LiveOne, Inc.* (Entertainment)	63	107
LiveRamp Holdings, Inc.* (Software)	61	1,847
Livewire Group, Inc.* (Automobiles)	17	125
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	31	1,030
LSB Industries, Inc.* (Chemicals)	50	456
LSI Industries, Inc. (Electrical Equipment)	26	444
LTC Properties, Inc. (Health Care REITs)	41	1,464
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	953	3,003
Luminar Technologies, Inc.*(a) (Automobile Components)	315	523
Luxfer Holdings PLC (Machinery)	25	324
LXP Industrial Trust (Industrial REITs)	274	2,822
Lyell Immunopharma, Inc.* (Biotechnology)	150	242
Lyra Therapeutics, Inc.* (Pharmaceuticals)	45	15
M/I Homes, Inc.* (Household Durables)	25	4,171
MacroGenics, Inc.* (Biotechnology)	57	214
Madison Square Garden Entertainment Corp.* (Entertainment)	37	1,461

Common Stocks, continued

	Shares	Value
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	16	$4,555
Magnite, Inc.* (Media)	119	1,730
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	163	4,440
Maiden Holdings, Ltd.* (Insurance)	82	173
Malibu Boats, Inc.*—Class A (Leisure Products)	19	723
Mama's Creations, Inc.* (Food Products)	31	236
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	22	88
MannKind Corp.* (Biotechnology)	250	1,440
Marathon Digital Holdings, Inc.* (Software)	258	5,075
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	104	1,011
Marcus & Millichap, Inc. (Real Estate Management & Development)	23	911
Marine Products Corp. (Leisure Products)	8	85
MarineMax, Inc.* (Specialty Retail)	21	732
MarketWise, Inc. (Capital Markets)	35	40
Marqeta, Inc.*—Class A (Financial Services)	439	2,366
Marten Transport, Ltd. (Ground Transportation)	55	1,035
Masterbrand, Inc.* (Building Products)	119	2,148
MasterCraft Boat Holdings, Inc.* (Leisure Products)	16	350
Materion Corp. (Metals & Mining)	20	2,409
Mativ Holdings, Inc. (Chemicals)	50	955
Matrix Service Co.* (Construction & Engineering)	25	253
Matson, Inc. (Marine Transportation)	32	4,247
Matterport, Inc.* (Software)	247	1,097
Matthews International Corp.—Class A (Commercial Services & Supplies)	28	811
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	7	167
MaxCyte, Inc.* (Life Sciences Tools & Services)	98	470
Maximus, Inc. (Professional Services)	58	5,387
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	75	1,061
Mayville Engineering Co., Inc.* (Machinery)	12	229
MBIA, Inc. (Insurance)	42	185
McGrath RentCorp(a) (Trading Companies & Distributors)	23	2,526
Medallion Financial Corp. (Consumer Finance)	18	149
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	23	337
Medifast, Inc. (Personal Care Products)	10	219
MediWound, Ltd.* (Pharmaceuticals)	7	135
MeiraGTx Holdings PLC* (Biotechnology)	37	194
Mercantile Bank Corp. (Banks)	14	677
Merchants Bancorp (Financial Services)	16	720
Mercury General Corp. (Insurance)	25	1,497
Mercury Systems, Inc.* (Aerospace & Defense)	51	1,813
MeridianLink, Inc.* (Software)	25	591
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	54	4,605
Meritage Homes Corp. (Household Durables)	34	6,897

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 101

Common Stocks, continued

	Shares	Value
Mersana Therapeutics, Inc.* (Biotechnology)	106	$212
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5	573
Metagenomi, Inc.* (Biotechnology)	6	23
Metallus, Inc.* (Metals & Mining)	41	919
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	50	645
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	32	405
Metrocity Bankshares, Inc. (Banks)	17	537
Metropolitan Bank Holding Corp.* (Banks)	10	527
MFA Financial, Inc. (Mortgage REITs)	96	1,074
MGE Energy, Inc. (Electric Utilities)	34	2,987
MGP Ingredients, Inc. (Beverages)	14	1,142
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	194	208
Mid Penn Bancorp, Inc. (Banks)	14	415
Middlefield Banc Corp. (Banks)	7	189
Middlesex Water Co. (Water Utilities)	16	1,064
Midland States Bancorp, Inc. (Banks)	20	475
MidWestOne Financial Group, Inc. (Banks)	14	410
Miller Industries, Inc. (Machinery)	11	747
MillerKnoll, Inc. (Commercial Services & Supplies)	68	2,109
MiMedx Group, Inc.* (Biotechnology)	112	834
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	68	630
Minerals Technologies, Inc. (Chemicals)	31	2,430
Mineralys Therapeutics, Inc.* (Biotechnology)	27	335
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	188	1,982
Mirum Pharmaceuticals, Inc.* (Biotechnology)	37	1,500
Mission Produce, Inc.* (Food Products)	41	461
Mister Car Wash, Inc.* (Diversified Consumer Services)	88	669
Mistras Group, Inc.* (Professional Services)	20	200
Mitek Systems, Inc.* (Software)	43	572
Modine Manufacturing Co.* (Automobile Components)	49	5,766
ModivCare, Inc.* (Health Care Providers & Services)	11	251
Moelis & Co.—Class A (Capital Markets)	67	4,555
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	13	1,018
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	35	105
Moneylion, Inc.* (Consumer Finance)	8	551
Monro, Inc. (Specialty Retail)	28	863
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	62	368
Monte Rosa Therapeutics, Inc.* (Biotechnology)	29	131
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	30	957
Moog, Inc.—Class A (Aerospace & Defense)	27	5,294
Morphic Holding, Inc.* (Biotechnology)	38	2,153
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14	363
Mr. Cooper Group, Inc.* (Financial Services)	60	5,393
MRC Global, Inc.* (Trading Companies & Distributors)	79	1,144

Common Stocks, continued

	Shares	Value
Mueller Industries, Inc. (Machinery)	106	$7,521
Mueller Water Products, Inc.—Class A (Machinery)	146	3,019
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	137	5,668
MVB Financial Corp. (Banks)	11	253
Myers Industries, Inc. (Containers & Packaging)	34	507
MYR Group, Inc.* (Construction & Engineering)	15	2,107
Myriad Genetics, Inc.* (Biotechnology)	84	2,349
N-able, Inc.* (Software)	68	948
Nabors Industries, Ltd.* (Energy Equipment & Services)	9	925
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	4	120
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	51	440
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	33	1,842
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	3	225
National Bank Holdings Corp.—Class A (Banks)	35	1,466
National Bankshares, Inc. (Banks)	5	159
National Beverage Corp. (Beverages)	23	1,122
National CineMedia, Inc.* (Media)	66	399
National Health Investors, Inc. (Health Care REITs)	40	2,994
National HealthCare Corp. (Health Care Providers & Services)	12	1,634
National Presto Industries, Inc. (Aerospace & Defense)	5	382
National Research Corp. (Health Care Providers & Services)	14	357
National Vision Holdings, Inc.* (Specialty Retail)	73	1,056
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	10	204
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	9	246
Nature's Sunshine Products, Inc.* (Personal Care Products)	12	205
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	45	122
Navient Corp. (Consumer Finance)	76	1,247
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	119	441
NB Bancorp, Inc.* (Banks)	37	707
NBT Bancorp, Inc. (Banks)	43	2,108
NCR Atleos Corp.* (Financial Services)	68	2,186
NCR Voyix Corp.* (Software)	137	2,021
Nektar Therapeutics* (Pharmaceuticals)	168	225
Nelnet, Inc.—Class A (Consumer Finance)	14	1,578
Neogen Corp.* (Health Care Equipment & Supplies)	206	3,508
NeoGenomics, Inc.* (Health Care Providers & Services)	120	2,128
NerdWallet, Inc.*—Class A (Consumer Finance)	36	527

See accompanying notes to the financial statements.

102 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Nerdy, Inc.* (Diversified Consumer Services)	68	$118
NET Lease Office Properties* (Office REITs)	14	413
Net Power, Inc.* (Electrical Equipment)	20	191
NETGEAR, Inc.* (Communications Equipment)	27	429
NetScout Systems, Inc.* (Communications Equipment)	65	1,323
NETSTREIT Corp. (Retail REITs)	69	1,136
Neumora Therapeutics, Inc.* (Pharmaceuticals)	79	1,016
Neurogene, Inc.* (Biotechnology)	10	411
NeuroPace, Inc.* (Health Care Equipment & Supplies)	13	100
Nevro Corp.* (Health Care Equipment & Supplies)	34	338
New Jersey Resources Corp. (Gas Utilities)	93	4,348
New York Community Bancorp, Inc.* (Banks)	238	2,504
New York Mortgage Trust, Inc. (Mortgage REITs)	86	557
Newmark Group, Inc.—Class A (Real Estate Management & Development)	129	1,674
Newpark Resources, Inc.* (Energy Equipment & Services)	78	644
NewtekOne, Inc. (Financial Services)	22	308
NexPoint Diversified Real Estate Trust* (Diversified REITs)	30	190
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	8	115
NexPoint Residential Trust, Inc. (Residential REITs)	22	961
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	109	884
Nextdoor Holdings, Inc.* (Interactive Media & Services)	163	463
NextNav, Inc.* (Software)	70	582
NEXTracker, Inc.*—Class A (Electrical Equipment)	110	5,404
NI Holdings, Inc.* (Insurance)	7	115
Nicolet Bankshares, Inc. (Banks)	13	1,307
Nkarta, Inc.* (Biotechnology)	50	322
NL Industries, Inc. (Commercial Services & Supplies)	8	51
nLight, Inc.* (Electronic Equipment, Instruments & Components)	43	519
NMI Holdings, Inc.* (Financial Services)	75	2,951
NN, Inc.* (Machinery)	43	169
Noble Corp. PLC (Energy Equipment & Services)	108	5,100
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	192	716
Northeast Bank (Banks)	6	436
Northeast Community Bancorp, Inc. (Banks)	12	273
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	94	4,060
Northern Technologies International Corp. (Chemicals)	7	92
Northfield Bancorp, Inc. (Banks)	37	463
Northrim Bancorp, Inc. (Banks)	5	342
Northwest Bancshares, Inc. (Banks)	120	1,685
Northwest Natural Holding Co. (Gas Utilities)	36	1,439
Northwest Pipe Co.* (Construction & Engineering)	9	343

Common Stocks, continued

	Shares	Value
Northwestern Energy Group, Inc. (Multi-Utilities)	58	$3,119
Norwood Financial Corp. (Banks)	7	206
Novagold Resources, Inc.* (Metals & Mining)	230	1,099
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	34	6,160
Novavax, Inc.* (Biotechnology)	133	1,704
Novocure, Ltd.* (Health Care Equipment & Supplies)	100	2,277
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	47	527
Nurix Therapeutics, Inc.* (Biotechnology)	57	1,247
NuScale Power Corp.*(a) (Electrical Equipment)	73	746
Nuvalent, Inc.*—Class A (Biotechnology)	30	2,398
Nuvation Bio, Inc.* (Pharmaceuticals)	169	647
NV5 Global, Inc.* (Professional Services)	14	1,444
NVE Corp. (Semiconductors & Semiconductor Equipment)	5	447
Oak Valley Bancorp (Banks)	6	171
Oceaneering International, Inc.* (Energy Equipment & Services)	96	2,882
OceanFirst Financial Corp. (Banks)	54	981
Ocugen, Inc.*(a) (Biotechnology)	240	337
Ocular Therapeutix, Inc.* (Pharmaceuticals)	147	1,244
Offerpad Solutions, Inc.* (Real Estate Management & Development)	10	44
OFG Bancorp (Banks)	44	1,998
O-I Glass, Inc.* (Containers & Packaging)	146	1,951
Oil States International, Inc.* (Energy Equipment & Services)	58	332
Oil-Dri Corp. of America (Household Products)	5	326
Olaplex Holdings, Inc.* (Personal Care Products)	130	270
Old National Bancorp (Banks)	297	5,947
Old Second Bancorp, Inc. (Banks)	41	694
Olema Pharmaceuticals, Inc.* (Biotechnology)	38	614
Olo, Inc.*—Class A (Software)	99	473
Olympic Steel, Inc. (Metals & Mining)	11	557
Omega Flex, Inc. (Machinery)	4	210
Omeros Corp.* (Pharmaceuticals)	52	280
OmniAb, Inc.* (Life Sciences Tools & Services)	86	412
Omnicell, Inc.* (Health Care Equipment & Supplies)	43	1,256
ON24, Inc.* (Software)	26	171
ONE Gas, Inc. (Gas Utilities)	53	3,690
One Liberty Properties, Inc. (Diversified REITs)	15	396
OneSpan, Inc.* (Software)	36	533
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	95	1,529
OneWater Marine, Inc.* (Specialty Retail)	11	271
Onity Group, Inc.* (Financial Services)	6	175
Ooma, Inc.* (Diversified Telecommunication Services)	23	239
Open Lending Corp.* (Capital Markets)	96	605
Opendoor Technologies, Inc.* (Real Estate Management & Development)	583	1,353
OPENLANE, Inc.* (Commercial Services & Supplies)	101	1,806
OPKO Health, Inc.*(a) (Health Care Providers & Services)	306	435
OppFi, Inc. (Consumer Finance)	17	66

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 103

Common Stocks, continued

	Shares	Value
OptimizeRx Corp.* (Health Care Technology)	16	$175
Option Care Health, Inc.* (Health Care Providers & Services)	164	4,868
Orange County Bancorp, Inc. (Banks)	5	311
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	70	314
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	22	162
Orchid Island Capital, Inc. (Mortgage REITs)	50	402
Organogenesis Holdings, Inc.* (Biotechnology)	67	202
ORIC Pharmaceuticals, Inc.* (Biotechnology)	58	650
Origin Bancorp, Inc. (Banks)	28	962
Orion Group Holdings, Inc.* (Construction & Engineering)	29	238
Orion Office REIT, Inc. (Office REITs)	53	215
Orion SA (Chemicals)	54	1,329
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	50	3,883
Orrstown Financial Services, Inc. (Banks)	17	598
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	32	515
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	15	462
Oscar Health, Inc.*—Class A (Insurance)	183	3,235
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	15	2,220
Otter Tail Corp. (Electric Utilities)	39	3,780
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	41	538
Outbrain, Inc.* (Interactive Media & Services)	36	172
Outfront Media, Inc. (Specialized REITs)	140	2,271
Outlook Therapeutics, Inc.* (Biotechnology)	7	54
Ovid Therapeutics, Inc.* (Biotechnology)	55	57
Owens & Minor, Inc.* (Health Care Providers & Services)	71	1,166
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	14	1,475
P10, Inc.—Class A (Capital Markets)	40	399
Pacific Biosciences of California, Inc.*(a) (Life Sciences Tools & Services)	257	529
Pacific Premier Bancorp, Inc. (Banks)	90	2,435
Pacira BioSciences, Inc.* (Pharmaceuticals)	43	888
PACS Group, Inc.* (Health Care Providers & Services)	23	823
Pactiv Evergreen, Inc. (Containers & Packaging)	38	499
Pagaya Technologies, Ltd.*—Class A (Software)	38	565
PagerDuty, Inc.* (Software)	84	1,758
Pagseguro Digital, Ltd.*—Class A (Financial Services)	178	2,275
Palomar Holdings, Inc.* (Insurance)	23	2,116
PAM Transportation Services, Inc.* (Ground Transportation)	5	102
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	30	218
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	32	1,415
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	54	1,434

Common Stocks, continued

	Shares	Value
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	32	$1,620
Paragon 28, Inc.* (Health Care Equipment & Supplies)	44	343
Paramount Group, Inc. (Office REITs)	174	912
Park Aerospace Corp. (Aerospace & Defense)	17	228
Park National Corp. (Banks)	14	2,477
Parke Bancorp, Inc. (Banks)	10	196
Park-Ohio Holdings Corp. (Machinery)	8	250
Pathward Financial, Inc. (Banks)	24	1,621
Patria Investments, Ltd.—Class A (Capital Markets)	51	664
Patrick Industries, Inc. (Automobile Components)	21	2,690
Patterson Cos., Inc. (Health Care Providers & Services)	76	1,919
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	376	4,132
Payoneer Global, Inc.* (Financial Services)	267	1,477
Paysafe, Ltd.* (Financial Services)	31	651
Paysign, Inc.* (Financial Services)	30	160
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	98	3,994
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	11	787
PCB Bancorp (Banks)	10	193
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	30	1,053
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	121	2,687
Peakstone Realty Trust (Office REITs)	34	462
Peapack-Gladstone Financial Corp. (Banks)	15	424
Pebblebrook Hotel Trust (Hotel & Resort REITs)	113	1,547
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	79	659
Peloton Interactive, Inc.*—Class A (Leisure Products)	319	1,136
PennyMac Financial Services, Inc. (Financial Services)	25	2,453
PennyMac Mortgage Investment Trust (Mortgage REITs)	82	1,129
Peoples Bancorp of North Carolina, Inc. (Banks)	5	159
Peoples Bancorp, Inc. (Banks)	32	1,065
Peoples Financial Services Corp. (Banks)	9	447
PepGen, Inc.* (Biotechnology)	14	160
Perdoceo Education Corp. (Diversified Consumer Services)	61	1,512
Perella Weinberg Partners (Capital Markets)	50	945
Perficient, Inc.* (IT Services)	32	2,413
Performant Financial Corp.* (Commercial Services & Supplies)	66	245
Perimeter Solutions SA* (Chemicals)	126	1,221
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	12	152
Perpetua Resources Corp.* (Metals & Mining)	36	244
Perspective Therapeutics, Inc.* (Biotechnology)	44	598
Petco Health & Wellness Co., Inc.* (Specialty Retail)	78	270

See accompanying notes to the financial statements.

104 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
PetIQ, Inc.* (Health Care Providers & Services)	25	$547
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	32	378
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	19	359
Phillips Edison & Co., Inc. (Retail REITs)	115	4,037
Phinia, Inc. (Automobile Components)	42	1,877
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,474
Phreesia, Inc.* (Health Care Technology)	48	1,198
Piedmont Lithium, Inc.* (Metals & Mining)	17	170
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	116	1,003
Pioneer Bancorp, Inc.* (Banks)	11	123
Piper Sandler Cos. (Capital Markets)	16	4,372
Pitney Bowes, Inc. (Commercial Services & Supplies)	151	997
PJT Partners, Inc.—Class A (Capital Markets)	23	3,058
Planet Labs PBC* (Professional Services)	158	401
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	37	424
Playstudios, Inc.* (Entertainment)	82	178
Plexus Corp.* (Electronic Equipment, Instruments & Components)	25	3,204
Pliant Therapeutics, Inc.* (Pharmaceuticals)	54	773
Plug Power, Inc.*(a) (Electrical Equipment)	594	1,467
Plumas Bancorp (Banks)	5	216
Plymouth Industrial REIT, Inc. (Industrial REITs)	38	909
Ponce Financial Group, Inc.* (Banks)	18	178
Porch Group, Inc.* (Software)	72	148
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	50	518
Portland General Electric Co. (Electric Utilities)	96	4,547
Poseida Therapeutics, Inc.* (Biotechnology)	64	226
Postal Realty Trust, Inc.—Class A (Office REITs)	21	314
Potbelly Corp.* (Hotels, Restaurants & Leisure)	26	190
PotlatchDeltic Corp. (Specialized REITs)	75	3,327
Powell Industries, Inc. (Electrical Equipment)	9	1,653
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	53	3,871
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	85	385
PowerSchool Holdings, Inc.* (Software)	56	1,263
PRA Group, Inc.* (Consumer Finance)	37	986
Prairie Operating Co.* (Software)	4	39
Praxis Precision Medicines, Inc.* (Biotechnology)	16	923
Precigen, Inc.* (Biotechnology)	118	179
Preferred Bank (Banks)	12	1,033
Preformed Line Products Co. (Electrical Equipment)	3	414
Prelude Therapeutics, Inc.* (Biotechnology)	12	76
Premier Financial Corp. (Banks)	33	836
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	47	3,327
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	23	2,100
Prime Medicine, Inc.* (Biotechnology)	53	297

Common Stocks, continued

	Shares	Value
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	$118
Primis Financial Corp. (Banks)	19	251
Primo Water Corp. (Beverages)	149	3,268
Primoris Services Corp. (Construction & Engineering)	50	2,824
Princeton Bancorp, Inc. (Banks)	5	196
Priority Technology Holdings, Inc.* (Financial Services)	17	101
Privia Health Group, Inc.* (Health Care Providers & Services)	96	1,991
ProAssurance Corp.* (Insurance)	50	655
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	40	2,533
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	21	195
PROG Holdings, Inc. (Consumer Finance)	40	1,802
Progress Software Corp. (Software)	41	2,394
Progyny, Inc.* (Health Care Providers & Services)	79	2,228
ProKidney Corp.* (Biotechnology)	59	138
ProPetro Holding Corp.* (Energy Equipment & Services)	86	825
PROS Holdings, Inc.* (Software)	43	1,036
Protagonist Therapeutics, Inc.* (Biotechnology)	55	2,059
Prothena Corp. PLC* (Biotechnology)	40	931
Proto Labs, Inc.* (Machinery)	24	836
Provident Bancorp, Inc.* (Banks)	14	152
Provident Financial Services, Inc. (Banks)	119	2,206
PTC Therapeutics, Inc.* (Biotechnology)	72	2,437
PubMatic, Inc.*—Class A (Media)	40	878
Pulmonx Corp.* (Health Care Equipment & Supplies)	36	249
Pulse Biosciences, Inc.*(a) (Health Care Equipment & Supplies)	17	254
Puma Biotechnology, Inc.* (Biotechnology)	38	136
Pure Cycle Corp.* (Water Utilities)	20	220
PureCycle Technologies, Inc.* (Chemicals)	116	894
Purple Innovation, Inc.* (Household Durables)	52	72
Pyxis Oncology, Inc.* (Biotechnology)	46	180
Q2 Holdings, Inc.* (Software)	56	3,778
Q32 Bio, Inc.* (Biotechnology)	5	190
QCR Holdings, Inc. (Banks)	15	1,147
Quad/Graphics, Inc. (Commercial Services & Supplies)	28	128
Quaker Chemical Corp. (Chemicals)	14	2,542
Qualys, Inc.* (Software)	35	5,220
Quanex Building Products Corp. (Building Products)	42	1,403
Quanterix Corp.* (Life Sciences Tools & Services)	34	502
Quantum-Si, Inc.* (Life Sciences Tools & Services)	94	102
Quest Resource Holding Corp.* (Commercial Services & Supplies)	16	135
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	13	140
QuinStreet, Inc.* (Interactive Media & Services)	50	935

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 105

Common Stocks, continued

	Shares	Value
Quipt Home Medical Corp.* (Health Care Providers & Services)	38	$147
Qurate Retail, Inc.*—Class B (Broadline Retail)	1	4
Rackspace Technology, Inc.* (IT Services)	63	147
Radian Group, Inc. (Financial Services)	142	5,268
Radiant Logistics, Inc.* (Air Freight & Logistics)	33	205
Radius Recycling, Inc. (Metals & Mining)	25	453
RadNet, Inc.* (Health Care Providers & Services)	62	3,705
Ramaco Resources, Inc.—Class A (Metals & Mining)	25	340
Ramaco Resources, Inc.—Class B (Metals & Mining)	5	58
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	103	5,297
Ranger Energy Services, Inc. (Energy Equipment & Services)	15	195
Ranpak Holdings Corp.* (Containers & Packaging)	41	296
Rapid7, Inc.* (Software)	59	2,321
RAPT Therapeutics, Inc.* (Biotechnology)	27	85
Rayonier Advanced Materials, Inc.* (Chemicals)	60	399
RBB Bancorp (Banks)	16	369
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	396
RE/MAX Holdings, Inc. (Real Estate Management & Development)	17	164
Ready Capital Corp. (Mortgage REITs)	152	1,411
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	195	1,599
Red River Bancshares, Inc. (Banks)	5	279
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	46	2,622
Red Violet, Inc.* (Software)	11	283
Redfin Corp.* (Real Estate Management & Development)	111	904
Redwire Corp.* (Aerospace & Defense)	21	149
Redwood Trust, Inc. (Mortgage REITs)	124	901
REGENXBIO, Inc.* (Biotechnology)	43	613
Regional Management Corp. (Consumer Finance)	7	229
Regulus Therapeutics, Inc.* (Biotechnology)	59	106
Rekor Systems, Inc.* (Software)	66	120
Relay Therapeutics, Inc.* (Biotechnology)	94	773
Remitly Global, Inc.* (Financial Services)	137	1,810
Renasant Corp. (Banks)	52	1,788
Renovaro, Inc.* (Biotechnology)	46	34
Repay Holdings Corp.* (Financial Services)	86	827
Replimune Group, Inc.* (Biotechnology)	48	480
ReposiTrak, Inc. (Software)	11	210
Republic Bancorp, Inc.—Class A (Banks)	8	525
Reservoir Media, Inc.* (Entertainment)	18	143
Resideo Technologies, Inc.* (Building Products)	138	3,135
Resources Connection, Inc. (Professional Services)	31	370
Retail Opportunity Investments Corp. (Retail REITs)	117	1,749
Common Stocks, continued

	Shares	Value
REV Group, Inc. (Machinery)	49	$1,430
Revance Therapeutics, Inc.* (Pharmaceuticals)	98	370
REVOLUTION Medicines, Inc.* (Biotechnology)	143	6,527
Revolve Group, Inc.* (Specialty Retail)	36	697
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	14	711
RGC Resources, Inc. (Gas Utilities)	8	180
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	51	2,459
Ribbon Communications, Inc.* (Communications Equipment)	85	288
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	12	144
Rigel Pharmaceuticals, Inc.* (Biotechnology)	16	169
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	132	136
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	11	322
Rimini Street, Inc.* (Software)	49	109
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	139	274
Riot Platforms, Inc.* (Software)	256	2,609
RLJ Lodging Trust (Hotel & Resort REITs)	143	1,350
Roadzen, Inc.* (Software)	13	20
Rocket Lab USA, Inc.* (Aerospace & Defense)	328	1,719
Rocket Pharmaceuticals, Inc.* (Biotechnology)	62	1,500
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	7	240
Rogers Corp.* (Electronic Equipment, Instruments & Components)	18	2,199
Root, Inc.*—Class A (Insurance)	8	482
RPC, Inc. (Energy Equipment & Services)	80	598
RumbleON, Inc.*—Class B (Specialty Retail)	15	62
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	58	2,959
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	8	378
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	71	711
RXO, Inc.* (Ground Transportation)	110	3,488
RxSight, Inc.* (Health Care Equipment & Supplies)	32	1,465
Ryerson Holding Corp. (Metals & Mining)	27	642
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	55	5,527
S&T Bancorp, Inc. (Banks)	36	1,598
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	48	807
Sabra Health Care REIT, Inc. (Health Care REITs)	218	3,539
Sabre Corp.* (Hotels, Restaurants & Leisure)	354	1,214
Safe Bulkers, Inc. (Marine Transportation)	59	299
Safehold, Inc. (Specialized REITs)	49	1,134
Safety Insurance Group, Inc. (Insurance)	14	1,198
Sage Therapeutics, Inc.* (Biotechnology)	50	548
Sally Beauty Holdings, Inc.* (Specialty Retail)	98	1,122
Sana Biotechnology, Inc.* (Biotechnology)	124	755
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	4	128

See accompanying notes to the financial statements.

106 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	31	$421
Sandy Spring Bancorp, Inc. (Banks)	41	1,256
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	51	3,842
Sapiens International Corp. N.V. (Software)	29	1,128
Saul Centers, Inc. (Retail REITs)	10	396
Savara, Inc.* (Biotechnology)	91	419
Savers Value Village, Inc.* (Broadline Retail)	22	224
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	23	1,197
Scholar Rock Holding Corp.* (Biotechnology)	65	590
Scholastic Corp. (Media)	23	721
Schrodinger, Inc.* (Health Care Technology)	52	1,159
Scilex Holding Co.* (Pharmaceuticals)	48	76
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	44	3,374
scPharmaceuticals, Inc.* (Pharmaceuticals)	27	136
Seacoast Banking Corp. of Florida (Banks)	79	2,199
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	23	319
Seadrill, Ltd.* (Energy Equipment & Services)	70	3,851
Select Medical Holdings Corp. (Health Care Providers & Services)	101	4,016
Select Water Solutions, Inc. (Energy Equipment & Services)	86	1,017
Selective Insurance Group, Inc. (Insurance)	58	5,238
Selectquote, Inc.* (Insurance)	126	515
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	5	166
SEMrush Holdings, Inc.*—Class A (Software)	34	501
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	61	1,935
Seneca Foods Corp.*—Class A (Food Products)	5	302
Sensient Technologies Corp. (Chemicals)	40	3,122
Sera Prognostics, Inc.*—Class A (Biotechnology)	26	216
Service Properties Trust (Hotel & Resort REITs)	155	879
ServisFirst Bancshares, Inc. (Banks)	48	3,852
SES AI Corp.* (Electrical Equipment)	122	150
Seven Hills Realty Trust (Mortgage REITs)	12	161
Sezzle, Inc.* (Financial Services)	2	175
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	106	1,255
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	36	3,155
Shattuck Labs, Inc.* (Biotechnology)	37	147
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	46	979
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	161	1,047
Shoe Carnival, Inc. (Specialty Retail)	17	722
Shore Bancshares, Inc. (Banks)	29	421
Shutterstock, Inc. (Interactive Media & Services)	23	1,017
SI-BONE, Inc.* (Health Care Equipment & Supplies)	39	593
Sierra Bancorp (Banks)	13	378
SIGA Technologies, Inc. (Pharmaceuticals)	43	429
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	33	257

Common Stocks, continued

	Shares	Value
Signet Jewelers, Ltd. (Specialty Retail)	41	$3,449
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	30	3,604
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	37	999
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	9	160
Simmons First National Corp.—Class A (Banks)	117	2,519
Simulations Plus, Inc. (Health Care Technology)	15	613
Sinclair, Inc. (Media)	30	461
SiriusPoint, Ltd.* (Insurance)	93	1,336
SITE Centers Corp. (Retail REITs)	179	2,766
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	17	2,413
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	78	1,899
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	40	1,905
SJW Group (Water Utilities)	31	1,879
Sky Harbour Group Corp.* (Transportation Infrastructure)	11	113
Skye Bioscience, Inc.* (Biotechnology)	16	83
Skyline Champion Corp.* (Household Durables)	50	4,076
Skyward Specialty Insurance Group, Inc.* (Insurance)	35	1,385
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	25	185
SkyWest, Inc.* (Passenger Airlines)	37	2,958
SL Green Realty Corp. (Office REITs)	62	4,131
Sleep Number Corp.* (Specialty Retail)	21	248
SM Energy Co. (Oil, Gas & Consumable Fuels)	108	4,989
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	49	1,147
SmartFinancial, Inc. (Banks)	15	425
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	181	333
Smith & Wesson Brands, Inc. (Leisure Products)	43	712
Smith-Midland Corp.* (Construction Materials)	5	174
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	23	302
SolarMax Technology, Inc.* (Electrical Equipment)	4	17
SolarWinds Corp. (Software)	51	608
Soleno Therapeutics, Inc.* (Biotechnology)	21	1,013
Solid Biosciences, Inc.* (Biotechnology)	22	196
Solid Power, Inc.* (Automobile Components)	146	274
Solidion Technology, Inc.* (Electrical Equipment)	7	3
Solo Brands, Inc.*—Class A (Leisure Products)	14	33
Sonic Automotive, Inc.—Class A (Specialty Retail)	14	834
Sonida Senior Living, Inc.* (Health Care Providers & Services)	4	129

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 107

Common Stocks, continued

	Shares	Value
Sonos, Inc.* (Household Durables)	116	$1,566
SoundHound AI, Inc.*(a)—Class A (Software)	268	1,364
SoundThinking, Inc.* (Software)	9	139
South Plains Financial, Inc. (Banks)	11	357
Southern California Bancorp* (Banks)	23	363
Southern First Bancshares, Inc.* (Banks)	7	242
Southern Missouri Bancorp, Inc. (Banks)	9	515
Southern States Bancshares, Inc. (Banks)	8	262
Southland Holdings, Inc.* (Construction & Engineering)	10	39
Southside Bancshares, Inc. (Banks)	27	945
SouthState Corp. (Banks)	72	7,127
Southwest Gas Holdings, Inc. (Gas Utilities)	58	4,301
SpartanNash Co. (Consumer Staples Distribution & Retail)	32	676
Sphere Entertainment Co.* (Entertainment)	25	1,112
Spire Global, Inc.* (Professional Services)	21	293
Spire, Inc. (Gas Utilities)	51	3,396
Spirit Airlines, Inc.(a) (Passenger Airlines)	103	310
Spok Holdings, Inc. (Wireless Telecommunication Services)	17	261
SpringWorks Therapeutics, Inc.* (Biotechnology)	65	2,334
Sprinklr, Inc.*—Class A (Software)	96	944
Sprout Social, Inc.*—Class A (Software)	47	1,836
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	95	9,489
SPS Commerce, Inc.* (Software)	35	7,539
SPX Technologies, Inc.* (Machinery)	42	6,197
Spyre Therapeutics, Inc.* (Biotechnology)	32	880
Squarespace, Inc.*—Class A (IT Services)	57	2,519
SSR Mining, Inc. (Metals & Mining)	191	1,064
STAAR Surgical Co.* (Health Care Equipment & Supplies)	47	1,939
Stagwell, Inc.* (Media)	86	574
Standard BioTools, Inc.* (Life Sciences Tools & Services)	283	634
Standard Motor Products, Inc. (Automobile Components)	21	687
Standex International Corp. (Machinery)	11	2,055
Star Holdings* (Diversified REITs)	13	175
Steelcase, Inc.—Class A (Commercial Services & Supplies)	87	1,261
Stellar Bancorp, Inc. (Banks)	46	1,260
Stem, Inc.* (Electrical Equipment)	142	173
Stepan Co. (Chemicals)	20	1,693
StepStone Group, Inc.—Class A (Capital Markets)	50	2,513
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	50	100
Sterling Bancorp, Inc.* (Banks)	20	116
Sterling Check Corp.* (Professional Services)	32	502
Sterling Infrastructure, Inc.* (Construction & Engineering)	29	3,374
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	69	3,128
Stewart Information Services Corp. (Insurance)	25	1,768
Stitch Fix, Inc.*—Class A (Specialty Retail)	84	396
Stock Yards Bancorp, Inc. (Banks)	24	1,493

Common Stocks, continued

	Shares	Value
Stoke Therapeutics, Inc.* (Biotechnology)	33	$494
StoneCo, Ltd.*—Class A (Financial Services)	270	3,542
Stoneridge, Inc.* (Automobile Components)	26	437
StoneX Group, Inc.* (Capital Markets)	26	2,167
Strategic Education, Inc. (Diversified Consumer Services)	21	2,213
Stratus Properties, Inc.* (Real Estate Management & Development)	5	138
Strawberry Fields REIT, Inc. (Health Care REITs)	5	57
Stride, Inc.* (Diversified Consumer Services)	41	3,114
Sturm Ruger & Co., Inc. (Leisure Products)	16	722
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	99	628
Summit Materials, Inc.*—Class A (Construction Materials)	115	4,804
Summit Therapeutics, Inc.* (Biotechnology)	83	896
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	37	485
SunCoke Energy, Inc. (Metals & Mining)	79	924
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	103	728
SunOpta, Inc.* (Food Products)	86	456
SunPower Corp.*(a) (Electrical Equipment)	82	70
Sunrise Realty Trust, Inc.* (Mortgage REITs)	5	60
Sunrun, Inc.* (Electrical Equipment)	206	3,611
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	192	1,989
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	141	540
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	13	259
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	47	1,402
Surgery Partners, Inc.* (Health Care Providers & Services)	72	2,186
Surmodics, Inc.* (Health Care Equipment & Supplies)	13	538
Sutro Biopharma, Inc.* (Biotechnology)	77	306
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	93	2,556
SWK Holdings Corp.* (Financial Services)	3	53
Sylvamo Corp. (Paper & Forest Products)	33	2,432
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	37	3,231
Syndax Pharmaceuticals, Inc.* (Biotechnology)	78	1,771
System1, Inc.* (Interactive Media & Services)	21	29
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	23	294
Talkspace, Inc.* (Health Care Providers & Services)	115	231
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	140	1,658
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	61	2,256
Tanger, Inc. (Retail REITs)	100	2,890
Tango Therapeutics, Inc.* (Biotechnology)	45	443
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	31	290

See accompanying notes to the financial statements.

108 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	34	$826
Taylor Devices, Inc.* (Machinery)	2	103
Taylor Morrison Home Corp.* (Household Durables)	98	6,574
Taysha Gene Therapies, Inc.* (Biotechnology)	150	332
TechTarget, Inc.* (Media)	24	768
Tecnoglass, Inc. (Building Products)	21	1,130
Teekay Corp.* (Oil, Gas & Consumable Fuels)	54	468
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	23	1,505
TEGNA, Inc. (Media)	166	2,645
Tejon Ranch Co.* (Real Estate Management & Development)	20	380
Teladoc Health, Inc.* (Health Care Technology)	161	1,518
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	93	1,971
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	4	14
Telos Corp.* (Software)	53	228
Tenable Holdings, Inc.* (Software)	111	5,097
Tenaya Therapeutics, Inc.* (Biotechnology)	52	182
Tennant Co. (Machinery)	18	1,938
Terawulf, Inc.* (Software)	217	903
Terex Corp. (Machinery)	63	3,985
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	54	419
Terran Orbital Corp.* (Aerospace & Defense)	144	104
Terreno Realty Corp. (Industrial REITs)	90	6,157
TETRA Technologies, Inc.* (Energy Equipment & Services)	118	440
Tevogen Bio Holdings, Inc.* (Biotechnology)	20	13
Texas Capital Bancshares, Inc.* (Banks)	43	2,842
TG Therapeutics, Inc.* (Biotechnology)	132	2,608
The Aaron's Co., Inc. (Specialty Retail)	29	290
The Andersons, Inc. (Consumer Staples Distribution & Retail)	31	1,690
The Baldwin Insurance Group, Inc.* (Insurance)	62	2,712
The Bancorp, Inc.* (Banks)	47	2,436
The Bank of NT Butterfield & Son, Ltd. (Banks)	44	1,687
The Beauty Health Co.* (Personal Care Products)	69	128
The Brink's Co. (Commercial Services & Supplies)	42	4,619
The Buckle, Inc. (Specialty Retail)	29	1,253
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	45	1,750
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	33	1,372
The Duckhorn Portfolio, Inc.* (Beverages)	50	363
The E.W. Scripps Co.*—Class A (Media)	56	211
The Eastern Co. (Machinery)	5	147
The Ensign Group, Inc. (Health Care Providers & Services)	52	7,318
The First Bancorp, Inc. (Banks)	10	282
The First Bancshares, Inc. (Banks)	29	966
The First of Long Island Corp. (Banks)	20	262
The GEO Group, Inc.* (Commercial Services & Supplies)	117	1,697
The Goodyear Tire & Rubber Co.* (Automobile Components)	269	3,148

Common Stocks, continued

	Shares	Value
The Gorman-Rupp Co. (Machinery)	20	$826
The Greenbrier Cos., Inc. (Machinery)	29	1,479
The Hackett Group, Inc. (IT Services)	23	627
The Hain Celestial Group, Inc.* (Food Products)	85	658
The Honest Co., Inc.* (Personal Care Products)	75	280
The Joint Corp.* (Health Care Providers & Services)	10	144
The Lovesac Co.* (Household Durables)	14	383
The Macerich Co. (Retail REITs)	204	3,266
The Manitowoc Co., Inc.* (Machinery)	32	404
The Marcus Corp. (Entertainment)	23	290
The ODP Corp.* (Specialty Retail)	33	1,394
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	20	101
The Pennant Group, Inc.* (Health Care Providers & Services)	27	805
The Real Brokerage, Inc.* (Real Estate Management & Development)	89	530
The RealReal, Inc.* (Specialty Retail)	91	340
The RMR Group, Inc.—Class A (Real Estate Management & Development)	14	363
The Shyft Group, Inc. (Machinery)	32	537
The Simply Good Foods Co.* (Food Products)	86	2,916
The St. Joe Co. (Real Estate Management & Development)	34	2,097
The Vita Coco Co., Inc.* (Beverages)	37	956
The York Water Co. (Water Utilities)	14	578
Theravance Biopharma, Inc.* (Pharmaceuticals)	34	344
Thermon Group Holdings, Inc.* (Electrical Equipment)	32	1,050
Third Coast Bancshares, Inc.* (Banks)	11	257
Third Harmonic Bio, Inc.* (Pharmaceuticals)	19	231
Thoughtworks Holding, Inc.* (IT Services)	94	327
ThredUp, Inc.*—Class A (Specialty Retail)	73	153
Thryv Holdings, Inc.* (Media)	30	584
Tidewater, Inc.* (Energy Equipment & Services)	46	4,552
Tile Shop Holdings, Inc.* (Specialty Retail)	27	195
Tilly's, Inc.*—Class A (Specialty Retail)	13	76
Timberland Bancorp, Inc. (Banks)	7	214
Tiptree, Inc. (Insurance)	23	454
Titan International, Inc.* (Machinery)	47	400
Titan Machinery, Inc.* (Trading Companies & Distributors)	20	357
Tompkins Financial Corp. (Banks)	12	755
Topgolf Callaway Brands Corp.* (Leisure Products)	133	2,194
Torrid Holdings, Inc.*(a) (Specialty Retail)	12	100
Tourmaline Bio, Inc.* (Biotechnology)	22	371
Towne Bank (Banks)	66	2,194
Townsquare Media, Inc.—Class A (Media)	13	157
TPG RE Finance Trust, Inc. (Mortgage REITs)	54	472
TPI Composites, Inc.* (Electrical Equipment)	43	183
Traeger, Inc.* (Household Durables)	32	78
Transcat, Inc.* (Trading Companies & Distributors)	8	922
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	31

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 109

Common Stocks, continued

	Shares	Value
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	31	$4,409
Transocean, Ltd.* (Energy Equipment & Services)	687	3,978
Travere Therapeutics, Inc.* (Biotechnology)	69	658
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	46	333
Tredegar Corp.* (Metals & Mining)	25	143
TreeHouse Foods, Inc.* (Food Products)	46	1,853
Trevi Therapeutics, Inc.* (Pharmaceuticals)	54	172
Tri Pointe Homes, Inc.* (Household Durables)	88	3,982
TriCo Bancshares (Banks)	30	1,396
TriMas Corp. (Containers & Packaging)	38	934
TriNet Group, Inc. (Professional Services)	31	3,232
Trinity Industries, Inc. (Machinery)	77	2,546
Triumph Financial, Inc.* (Banks)	21	1,905
Triumph Group, Inc.* (Aerospace & Defense)	60	983
Tronox Holdings PLC (Chemicals)	112	1,810
TrueBlue, Inc.* (Professional Services)	29	347
TrueCar, Inc.* (Interactive Media & Services)	81	296
Trupanion, Inc.*(a) (Insurance)	31	1,149
TrustCo Bank Corp. (Banks)	17	605
Trustmark Corp. (Banks)	58	2,014
TScan Therapeutics, Inc.* (Biotechnology)	36	257
TTEC Holdings, Inc. (Professional Services)	18	144
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	96	1,860
Tucows, Inc.*—Class A (IT Services)	7	176
Turning Point Brands, Inc. (Tobacco)	16	604
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	16	232
Tutor Perini Corp.* (Construction & Engineering)	41	1,020
Twin Disc, Inc. (Machinery)	11	159
Twist Bioscience Corp.* (Biotechnology)	54	3,014
Two Harbors Investment Corp. (Mortgage REITs)	98	1,320
TXNM Energy, Inc. (Electric Utilities)	85	3,534
Tyra Biosciences, Inc.* (Biotechnology)	19	421
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	14	1,365
Udemy, Inc.* (Diversified Consumer Services)	90	832
UFP Industries, Inc. (Building Products)	57	7,519
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	7	2,251
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	41	1,774
Ultralife Corp.* (Electrical Equipment)	10	120
UMB Financial Corp. (Banks)	42	4,285
UMH Properties, Inc. (Residential REITs)	60	1,066
UniFirst Corp. (Commercial Services & Supplies)	14	2,723
Unisys Corp.* (IT Services)	62	295
United Bankshares, Inc. (Banks)	124	4,827
United Community Banks, Inc. (Banks)	113	3,497
United Fire Group, Inc. (Insurance)	20	448
United Homes Group, Inc.* (Household Durables)	4	25
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	55	853

Common Stocks, continued

	Shares	Value
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	33	$1,737
United States Lime & Minerals, Inc. (Construction Materials)	10	851
Uniti Group, Inc. (Specialized REITs)	225	864
Unitil Corp. (Multi-Utilities)	15	919
Unity Bancorp, Inc. (Banks)	7	242
Universal Corp. (Tobacco)	23	1,229
Universal Health Realty Income Trust (Health Care REITs)	12	513
Universal Insurance Holdings, Inc. (Insurance)	23	456
Universal Logistics Holdings, Inc. (Ground Transportation)	6	258
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	8	300
Universal Technical Institute, Inc.* (Diversified Consumer Services)	37	701
Univest Financial Corp. (Banks)	27	747
Upbound Group, Inc. (Specialty Retail)	50	1,887
Upstart Holdings, Inc.* (Consumer Finance)	73	2,039
Upwork, Inc.* (Professional Services)	117	1,418
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	371	2,200
Urban Edge Properties (Retail REITs)	113	2,294
Urban Outfitters, Inc.* (Specialty Retail)	60	2,763
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	258	320
UroGen Pharma, Ltd.* (Biotechnology)	32	526
USANA Health Sciences, Inc.* (Personal Care Products)	11	491
USCB Financial Holdings, Inc. (Banks)	10	167
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	4	278
Utz Brands, Inc. (Food Products)	61	905
V2X, Inc.* (Aerospace & Defense)	12	626
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	98	702
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	9	37
Valaris, Ltd.* (Energy Equipment & Services)	60	4,715
Valhi, Inc. (Chemicals)	3	63
Valley National Bancorp (Banks)	407	3,419
Value Line, Inc. (Capital Markets)	1	47
Vanda Pharmaceuticals, Inc.* (Biotechnology)	54	315
Varex Imaging Corp.* (Health Care Equipment & Supplies)	37	547
Varonis Systems, Inc.* (Software)	104	5,734
Vaxcyte, Inc.* (Biotechnology)	103	8,127
Vector Group, Ltd. (Tobacco)	139	1,775
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	52	2,153
Velocity Financial, Inc.* (Financial Services)	8	151
Ventyx Biosciences, Inc.* (Pharmaceuticals)	57	132
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	25	172
Vera Therapeutics, Inc.* (Biotechnology)	37	1,354
Veracyte, Inc.* (Biotechnology)	72	1,728
Verastem, Inc.* (Biotechnology)	24	62
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2	9
Vericel Corp.* (Biotechnology)	46	2,324
Verint Systems, Inc.* (Software)	59	2,132

See accompanying notes to the financial statements.

110 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Veris Residential, Inc. (Residential REITs)	74	$1,163
Veritex Holdings, Inc. (Banks)	50	1,254
Verra Mobility Corp.* (Professional Services)	157	4,730
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	18	119
Vertex, Inc.*—Class A (Software)	51	2,022
Veru, Inc.* (Personal Care Products)	123	115
Verve Therapeutics, Inc.* (Biotechnology)	67	469
Viad Corp.* (Commercial Services & Supplies)	19	632
Viant Technology, Inc.*—Class A (Software)	14	163
Viasat, Inc.* (Communications Equipment)	115	2,325
Viavi Solutions, Inc.* (Communications Equipment)	207	1,664
Vicor Corp.* (Electrical Equipment)	21	884
Victoria's Secret & Co.* (Specialty Retail)	74	1,314
Victory Capital Holdings, Inc.—Class A (Capital Markets)	39	2,043
Viemed Healthcare, Inc.* (Health Care Providers & Services)	32	231
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	8	253
Vimeo, Inc.* (Interactive Media & Services)	139	559
Vir Biotechnology, Inc.* (Biotechnology)	85	864
Virco Mfg. Corp. (Commercial Services & Supplies)	10	176
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	18	131
Virginia National Bankshares Corp. (Banks)	5	195
Viridian Therapeutics, Inc.* (Biotechnology)	59	994
VirTra, Inc.* (Aerospace & Defense)	10	88
Virtus Investment Partners, Inc. (Capital Markets)	6	1,356
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	119	2,893
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	12	411
Vista Outdoor, Inc.* (Leisure Products)	55	2,234
Visteon Corp.* (Automobile Components)	26	3,005
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	27	1,177
Vital Farms, Inc.* (Food Products)	31	1,131
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	23	597
Vivid Seats, Inc.*—Class A (Entertainment)	74	361
Vizio Holding Corp.*—Class A (Household Durables)	84	922
Voyager Therapeutics, Inc.* (Biotechnology)	43	395
VSE Corp. (Commercial Services & Supplies)	13	1,157
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	92	222
Wabash National Corp. (Machinery)	42	903
WaFd, Inc. (Banks)	63	2,242
Waldencast PLC*—Class A (Personal Care Products)	23	72
Walker & Dunlop, Inc. (Financial Services)	31	3,314
Warby Parker, Inc.*—Class A (Specialty Retail)	82	1,351
Warrior Met Coal, Inc. (Metals & Mining)	49	3,386
Washington Trust Bancorp, Inc. (Banks)	16	512
Waterstone Financial, Inc. (Financial Services)	15	224
Watts Water Technologies, Inc.—Class A (Machinery)	26	5,396
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	73	483
WD-40 Co. (Household Products)	13	3,400

Common Stocks, continued

	Shares	Value
Weave Communications, Inc.* (Software)	37	$370
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	15	1,132
Werewolf Therapeutics, Inc.* (Biotechnology)	28	63
Werner Enterprises, Inc. (Ground Transportation)	60	2,351
WesBanco, Inc. (Banks)	54	1,722
West Bancorp, Inc. (Banks)	15	311
Westamerica Bancorp (Banks)	24	1,295
Westrock Coffee Co.* (Food Products)	32	317
Weyco Group, Inc. (Distributors)	5	174
Wheels Up Experience, Inc.* (Passenger Airlines)	84	221
Whitestone REIT (Retail REITs)	46	635
Whole Earth Brands, Inc.* (Food Products)	31	151
WideOpenWest, Inc.* (Media)	46	251
Willdan Group, Inc.* (Professional Services)	12	407
Willis Lease Finance Corp. (Trading Companies & Distributors)	3	259
Winmark Corp. (Specialty Retail)	3	1,187
Winnebago Industries, Inc. (Automobiles)	27	1,688
WisdomTree, Inc. (Capital Markets)	132	1,576
WK Kellogg Co. (Food Products)	62	1,091
WM Technology, Inc.* (Software)	77	83
WNS Holdings, Ltd.* (Professional Services)	43	2,562
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	75	1,115
Workiva, Inc.* (Software)	48	3,541
World Acceptance Corp.* (Consumer Finance)	4	488
World Kinect Corp. (Oil, Gas & Consumable Fuels)	56	1,564
Worthington Enterprises, Inc. (Household Durables)	30	1,497
Worthington Steel, Inc. (Metals & Mining)	31	1,236
WSFS Financial Corp. (Banks)	57	3,220
X4 Pharmaceuticals, Inc.* (Biotechnology)	157	126
XBiotech, Inc.* (Biotechnology)	17	131
Xencor, Inc.* (Biotechnology)	56	1,144
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	96	1,332
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	132	327
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	110	1,184
XOMA Royalty Corp.* (Biotechnology)	7	187
Xometry, Inc.*—Class A (Trading Companies & Distributors)	40	585
XPEL, Inc.* (Automobile Components)	23	940
Xperi, Inc.* (Software)	42	343
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	23	395
Yelp, Inc.* (Interactive Media & Services)	62	2,259
Yext, Inc.* (Software)	99	570
Y-mAbs Therapeutics, Inc.* (Biotechnology)	34	418
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	54	210
Zeta Global Holdings Corp.*—Class A (Software)	155	3,320
Zevra Therapeutics, Inc.* (Pharmaceuticals)	39	253
Ziff Davis, Inc.* (Interactive Media & Services)	43	2,059
Zimvie, Inc.* (Health Care Equipment & Supplies)	25	529
ZipRecruiter, Inc.* (Interactive Media & Services)	68	623

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 111

Common Stocks, continued

	Shares	Value
Zumiez, Inc.* (Specialty Retail)	15	$381
Zuora, Inc.*—Class A (Software)	122	1,107
Zura Bio, Ltd.* (Biotechnology)	19	75
Zurn Elkay Water Solutions Corp. (Building Products)	137	4,447
Zymeworks, Inc.* (Biotechnology)	52	544
Zynex, Inc.* (Health Care Equipment & Supplies)	14	126
TOTAL COMMON STOCKS (Cost $1,396,789)		2,538,712

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	98	18
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	56	—
TOTAL RIGHTS (Cost $—)		18

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty
Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (48.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $2,413,348	$2,413,000	$2,413,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,413,000)		2,413,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	27,000	$27,000
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $3,836,789)—99.1%		4,978,730
Net other assets (liabilities)—0.9%		47,731
NET ASSETS—100.0%		$5,026,461

†  Number of shares is less than 0.50.

*  Non-income producing security.

+  These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $26,254.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $252,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

NM  Not meaningful, amount is less than 0.05%.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	9/23/24	$340,950	$30,193

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/24	5.88%	$1,729,189	$28,439
Russell 2000 Index	UBS AG	8/27/24	5.68%	417,079	3,433
				$2,146,268	$31,872

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

112 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Small-Cap ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$26,756	0.5%
Air Freight & Logistics	4,292	0.1%
Automobile Components	35,693	0.7%
Automobiles	1,924	NM
Banks	255,454	5.1%
Beverages	6,851	0.1%
Biotechnology	225,624	4.5%
Broadline Retail	631	NM
Building Products	38,636	0.8%
Capital Markets	42,426	0.8%
Chemicals	50,284	1.0%
Commercial Services & Supplies	44,355	0.9%
Communications Equipment	15,731	0.3%
Construction & Engineering	37,841	0.8%
Construction Materials	10,043	0.2%
Consumer Finance	22,045	0.4%
Consumer Staples Distribution & Retail	19,094	0.4%
Containers & Packaging	6,574	0.1%
Distributors	851	NM
Diversified Consumer Services	23,648	0.5%
Diversified REITs	16,235	0.3%
Diversified Telecommunication Services	16,403	0.3%
Electric Utilities	20,339	0.4%
Electrical Equipment	36,394	0.7%
Electronic Equipment, Instruments & Components	75,832	1.5%
Energy Equipment & Services	67,448	1.3%
Entertainment	12,363	0.2%
Financial Services	66,960	1.3%
Food Products	24,031	0.5%
Gas Utilities	24,229	0.5%
Ground Transportation	12,544	0.3%
Health Care Equipment & Supplies	81,926	1.6%
Health Care Providers & Services	72,725	1.5%
Health Care REITs	14,773	0.3%
Health Care Technology	8,715	0.2%
Hotel & Resort REITs	18,675	0.4%
Hotels, Restaurants & Leisure	44,369	0.9%
Household Durables	61,071	1.2%
Household Products	7,897	0.2%
Independent Power and Renewable Electricity Producers	5,277	0.1%
Industrial Conglomerates	541	NM
Industrial REITs	13,395	0.3%
	Value	% of Net Assets
Insurance	$46,621	0.9%
Interactive Media & Services	14,938	0.3%
IT Services	14,096	0.3%
Leisure Products	11,395	0.2%
Life Sciences Tools & Services	7,468	0.2%
Machinery	97,138	1.9%
Marine Transportation	7,803	0.2%
Media	18,551	0.4%
Metals & Mining	45,667	0.9%
Mortgage REITs	27,728	0.6%
Multi-Utilities	10,775	0.2%
Office REITs	19,601	0.4%
Oil, Gas & Consumable Fuels	85,599	1.7%
Paper & Forest Products	3,265	0.1%
Passenger Airlines	9,824	0.2%
Personal Care Products	7,655	0.2%
Pharmaceuticals	42,048	0.8%
Professional Services	64,025	1.3%
Real Estate Management & Development	18,870	0.4%
Residential REITs	10,941	0.2%
Retail REITs	30,547	0.6%
Semiconductors & Semiconductor Equipment	58,886	1.2%
Software	147,851	2.9%
Specialized REITs	10,868	0.2%
Specialty Retail	61,679	1.2%
Technology Hardware, Storage & Peripherals	5,265	0.1%
Textiles, Apparel & Luxury Goods	14,225	0.3%
Tobacco	3,746	0.1%
Trading Companies & Distributors	57,597	1.1%
Transportation Infrastructure	113	NM
Water Utilities	10,264	0.2%
Wireless Telecommunication Services	2,786	0.1%
Other**	2,487,731	49.4%
Total	$5,026,461	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Small-Cap Value ProFund :: 113

Common Stocks (99.4%)

	Shares	Value
3D Systems Corp.* (Machinery)	10,495	$38,307
A10 Networks, Inc. (Software)	2,916	38,170
AAR Corp.* (Aerospace & Defense)	729	47,093
ABM Industries, Inc. (Commercial Services & Supplies)	4,978	276,577
Academy Sports & Outdoors, Inc. (Specialty Retail)	5,799	313,551
Acadia Realty Trust (Retail REITs)	8,112	175,544
ACI Worldwide, Inc.* (Software)	3,066	132,543
AdaptHealth Corp.* (Health Care Providers & Services)	6,143	69,784
Addus HomeCare Corp.* (Health Care Providers & Services)	810	98,302
Adeia, Inc. (Software)	5,122	60,184
Advance Auto Parts, Inc. (Specialty Retail)	4,685	296,700
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,119	130,218
AdvanSix, Inc. (Chemicals)	2,107	58,933
Air Lease Corp. (Trading Companies & Distributors)	6,430	319,056
Alaska Air Group, Inc.* (Passenger Airlines)	9,972	374,248
Albany International Corp. (Machinery)	1,275	119,315
Alexander & Baldwin, Inc. (Diversified REITs)	5,707	112,485
Alkermes PLC* (Biotechnology)	4,788	130,808
Allegiant Travel Co. (Passenger Airlines)	1,137	63,752
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	1,831	75,803
AMC Networks, Inc.*—Class A (Media)	2,435	27,102
American Assets Trust, Inc. (Diversified REITs)	3,829	101,545
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	9,249	68,720
American States Water Co. (Water Utilities)	1,377	113,644
American Woodmark Corp.* (Building Products)	546	55,774
Ameris Bancorp (Banks)	5,087	309,747
AMERISAFE, Inc. (Insurance)	861	40,880
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,377	93,113
Apogee Enterprises, Inc. (Building Products)	958	65,757
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	3,910	42,619
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	14,824	200,124
Arch Resources, Inc. (Metals & Mining)	442	64,775
Arcosa, Inc. (Construction & Engineering)	1,567	145,590
Arcus Biosciences, Inc.* (Biotechnology)	2,532	41,550
Armada Hoffler Properties, Inc. (Diversified REITs)	3,009	35,747
ARMOUR Residential REIT, Inc. (Mortgage REITs)	1,189	24,018
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	2,423	107,000
Artivion, Inc.* (Health Care Equipment & Supplies)	1,435	38,960
Asbury Automotive Group, Inc.* (Specialty Retail)	810	218,068
Assured Guaranty, Ltd. (Insurance)	1,625	133,851
Astec Industries, Inc. (Machinery)	1,785	62,636
Atlantic Union Bankshares Corp. (Banks)	7,061	291,549
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	3,611	86,375

Common Stocks, continued

	Shares	Value
Avista Corp. (Multi-Utilities)	6,149	$240,918
Axos Financial, Inc.* (Banks)	1,475	107,690
B Riley Financial, Inc.(a) (Capital Markets)	1,292	24,806
B&G Foods, Inc. (Food Products)	6,219	53,608
Balchem Corp. (Chemicals)	1,119	198,577
Banc of California, Inc. (Banks)	10,914	152,578
BancFirst Corp. (Banks)	436	46,839
Bank of Hawaii Corp. (Banks)	1,877	128,743
BankUnited, Inc. (Banks)	5,874	226,266
Banner Corp. (Banks)	2,704	160,131
Barnes Group, Inc. (Machinery)	3,991	160,997
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,831	135,520
Berkshire Hills Bancorp, Inc. (Banks)	1,706	47,086
BGC Group, Inc.—Class A (Capital Markets)	12,677	116,755
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	1,142	27,431
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,843	58,202
BlackLine, Inc.* (Software)	1,331	63,249
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	13,652	243,688
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	3,468	72,308
Box, Inc.*—Class A (Software)	4,426	124,459
Brady Corp.—Class A (Commercial Services & Supplies)	1,229	88,009
Brandywine Realty Trust (Office REITs)	13,550	68,292
Bread Financial Holdings, Inc. (Consumer Finance)	3,898	212,752
Brightsphere Investment Group, Inc. (Capital Markets)	930	24,357
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	2,027	135,424
Bristow Group, Inc.* (Energy Equipment & Services)	1,900	72,105
Brookline Bancorp, Inc. (Banks)	6,993	73,357
Cable One, Inc. (Media)	362	149,644
Cactus, Inc.—Class A (Energy Equipment & Services)	1,964	123,968
Calavo Growers, Inc. (Food Products)	1,401	33,330
Caleres, Inc. (Specialty Retail)	2,601	100,295
California Water Service Group (Water Utilities)	2,721	145,465
Calix, Inc.* (Communications Equipment)	2,343	96,368
Capitol Federal Financial, Inc. (Banks)	9,714	61,392
CareTrust REIT, Inc. (Health Care REITs)	4,133	111,426
Cathay General Bancorp (Banks)	3,037	134,600
Centerspace (Residential REITs)	1,171	81,771
Central Garden & Pet Co.* (Household Products)	746	29,721
Central Garden & Pet Co.*—Class A (Household Products)	4,260	146,374
Central Pacific Financial Corp. (Banks)	2,124	55,415
Century Aluminum Co.* (Metals & Mining)	4,082	61,679
Century Communities, Inc. (Household Durables)	1,091	114,239
Certara, Inc.* (Health Care Technology)	3,560	55,572
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,056	21,173
Chesapeake Utilities Corp. (Gas Utilities)	964	113,781

See accompanying notes to the financial statements.

114 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	579	$21,475
City Holding Co. (Banks)	465	56,684
Clearwater Paper Corp.* (Paper & Forest Products)	1,315	72,943
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	2,721	67,018
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	6,487	173,073
Cohen & Steers, Inc. (Capital Markets)	1,050	90,111
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	2,181	69,770
Comerica, Inc. (Banks)	10,420	571,119
Community Financial System, Inc. (Banks)	4,151	256,034
Community Healthcare Trust, Inc. (Health Care REITs)	1,154	25,111
Compass Minerals International, Inc. (Metals & Mining)	2,664	35,431
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	3,721	35,238
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	5,966	27,444
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,520	97,448
Core Laboratories, Inc. (Energy Equipment & Services)	2,067	50,621
CoreCivic, Inc.* (Commercial Services & Supplies)	8,750	121,975
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	3,434	28,193
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	1,745	79,973
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,572	46,913
CSG Systems International, Inc. (Professional Services)	1,137	53,257
CTS Corp. (Electronic Equipment, Instruments & Components)	1,056	51,617
Cushman & Wakefield PLC* (Real Estate Management & Development)	15,484	202,995
CVB Financial Corp. (Banks)	10,426	198,720
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	1,033	29,544
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	7,545	50,627
Dana, Inc. (Automobile Components)	10,144	128,930
Deluxe Corp. (Commercial Services & Supplies)	3,462	84,404
Designer Brands, Inc.—Class A (Specialty Retail)	3,422	27,924
Digi International, Inc.* (Communications Equipment)	2,864	78,187
DigitalOcean Holdings, Inc.* (IT Services)	1,900	62,947
Dime Community Bancshares, Inc. (Banks)	2,756	69,672
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	689	24,694
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,418	110,888
DNOW, Inc.* (Trading Companies & Distributors)	8,394	128,932
Dorman Products, Inc.* (Automobile Components)	677	68,627

Common Stocks, continued

	Shares	Value
Douglas Emmett, Inc. (Office REITs)	13,164	$211,809
Dril-Quip, Inc.* (Energy Equipment & Services)	2,704	46,833
DXC Technology Co.* (IT Services)	14,066	286,103
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,027	56,239
Dycom Industries, Inc.* (Construction & Engineering)	2,285	419,320
Eagle Bancorp, Inc. (Banks)	2,377	51,153
Easterly Government Properties, Inc. (Office REITs)	8,101	112,847
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	9,473	190,218
Edgewell Personal Care Co. (Personal Care Products)	3,898	152,607
Elme Communities (Residential REITs)	6,930	114,067
Embecta Corp. (Health Care Equipment & Supplies)	4,536	71,079
Employers Holdings, Inc. (Insurance)	1,992	95,636
Encore Capital Group, Inc.* (Consumer Finance)	1,866	94,326
Energizer Holdings, Inc. (Household Products)	2,831	87,166
Enerpac Tool Group Corp. (Machinery)	1,406	56,521
Enhabit, Inc.* (Health Care Providers & Services)	3,945	40,397
Enova International, Inc.* (Consumer Finance)	2,130	184,181
Enpro, Inc. (Machinery)	907	155,043
Envestnet, Inc.* (Software)	2,285	141,624
Enviri Corp.* (Commercial Services & Supplies)	6,304	74,513
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	821	75,466
Essential Properties Realty Trust, Inc. (Diversified REITs)	6,614	195,708
Ethan Allen Interiors, Inc. (Household Durables)	1,062	32,784
Extreme Networks, Inc.* (Communications Equipment)	4,088	58,458
EZCORP, Inc.*—Class A (Consumer Finance)	4,088	42,597
FB Financial Corp. (Banks)	2,767	129,191
First Bancorp (Banks)	3,232	135,098
First Commonwealth Financial Corp. (Banks)	4,329	78,268
First Financial Bancorp (Banks)	7,509	205,446
First Hawaiian, Inc. (Banks)	10,047	251,577
Foot Locker, Inc. (Specialty Retail)	6,464	187,844
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	7,033	194,040
Forward Air Corp. (Air Freight & Logistics)	2,485	63,020
Four Corners Property Trust, Inc. (Specialized REITs)	4,053	109,998
Fox Factory Holding Corp.* (Automobile Components)	2,033	108,542
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	6,442	89,157
Fresh Del Monte Produce, Inc. (Food Products)	2,635	66,007
Fulgent Genetics, Inc.* (Health Care Providers & Services)	1,602	38,336
Fulton Financial Corp. (Banks)	14,289	276,778
Gates Industrial Corp. PLC* (Machinery)	9,634	179,095
Gentherm, Inc.* (Automobile Components)	1,343	74,107
Genworth Financial, Inc.* (Insurance)	34,418	233,010
See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Small-Cap Value ProFund :: 115

Common Stocks, continued

	Shares	Value
Getty Realty Corp. (Retail REITs)	2,199	$65,134
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,146	86,735
Global Net Lease, Inc. (Diversified REITs)	15,364	133,667
Gogo, Inc.* (Wireless Telecommunication Services)	2,549	23,145
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	666	22,264
Granite Construction, Inc. (Construction & Engineering)	1,700	116,382
Green Dot Corp.*—Class A (Consumer Finance)	3,605	34,464
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	5,081	90,086
Griffon Corp. (Building Products)	936	67,448
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	7,848	153,506
H.B. Fuller Co. (Chemicals)	2,181	188,002
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	27,650	164,241
Hanmi Financial Corp. (Banks)	2,377	48,491
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	8,938	292,899
Harmonic, Inc.* (Communications Equipment)	4,220	61,865
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,424	48,217
Haverty Furniture Cos., Inc. (Specialty Retail)	1,045	30,587
Haynes International, Inc. (Metals & Mining)	442	26,321
Hayward Holdings, Inc.* (Building Products)	9,973	147,501
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	5,793	66,214
HealthStream, Inc. (Health Care Technology)	890	26,442
Heartland Express, Inc. (Ground Transportation)	1,620	21,011
Heidrick & Struggles International, Inc. (Professional Services)	1,590	63,823
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,571	144,340
Heritage Financial Corp. (Banks)	2,727	63,185
Hertz Global Holdings, Inc.* (Ground Transportation)	10,346	42,212
Highwoods Properties, Inc. (Office REITs)	8,336	258,166
Hillenbrand, Inc. (Machinery)	5,522	244,237
Hilltop Holdings, Inc. (Banks)	3,639	120,051
HNI Corp. (Commercial Services & Supplies)	1,487	81,711
Hope Bancorp, Inc. (Banks)	9,484	124,809
Horace Mann Educators Corp. (Insurance)	3,221	111,350
Hub Group, Inc.—Class A (Air Freight & Logistics)	4,851	226,881
Hudson Pacific Properties, Inc. (Office REITs)	9,995	59,870
IAC, Inc.* (Interactive Media & Services)	3,295	174,008
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	2,629	89,386
ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,608	204,185
Inari Medical, Inc.* (Health Care Equipment & Supplies)	1,745	81,247
Independent Bank Corp. (Banks)	3,335	213,940
Independent Bank Group, Inc. (Banks)	2,825	166,845
Ingevity Corp.* (Chemicals)	2,658	121,976
Innospec, Inc. (Chemicals)	723	94,814

Common Stocks, continued

	Shares	Value
Innovative Industrial Properties, Inc. (Industrial REITs)	1,004	$123,301
Innoviva, Inc.* (Pharmaceuticals)	2,158	40,657
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	758	170,171
Insteel Industries, Inc. (Building Products)	569	19,488
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	5,385	133,602
Interface, Inc. (Commercial Services & Supplies)	4,581	79,160
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	4,731	32,313
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,843	190,640
Jackson Financial, Inc.—Class A (Financial Services)	5,333	469,624
JBG SMITH Properties (Office REITs)	6,574	107,485
JetBlue Airways Corp.* (Passenger Airlines)	26,748	171,455
John B Sanfilippo & Son, Inc. (Food Products)	333	34,922
John Bean Technologies Corp. (Machinery)	999	98,282
John Wiley & Sons, Inc.—Class A (Media)	3,307	157,909
Kaiser Aluminum Corp. (Metals & Mining)	1,252	98,521
Kelly Services, Inc.—Class A (Professional Services)	2,531	59,554
Kennametal, Inc. (Machinery)	6,183	161,623
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	9,192	95,689
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	4,576	52,532
Knowles Corp.* (Electronic Equipment, Instruments & Components)	4,162	76,040
Kohl's Corp. (Broadline Retail)	8,721	188,897
Koppers Holdings, Inc. (Chemicals)	787	32,039
Korn Ferry (Professional Services)	1,722	126,946
Krystal Biotech, Inc.* (Biotechnology)	660	137,584
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,613	76,085
Lakeland Financial Corp. (Banks)	1,062	72,779
La-Z-Boy, Inc. (Household Durables)	1,544	68,152
LCI Industries (Automobile Components)	741	86,467
Leggett & Platt, Inc. (Household Durables)	10,541	138,825
Leslie's, Inc.* (Specialty Retail)	14,531	42,866
LGI Homes, Inc.* (Household Durables)	643	73,990
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,331	145,066
Lincoln National Corp. (Insurance)	13,365	445,055
Lindsay Corp. (Machinery)	442	55,688
LTC Properties, Inc. (Health Care REITs)	1,952	69,706
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	79,805	251,385
LXP Industrial Trust (Industrial REITs)	23,137	238,311
Marcus & Millichap, Inc. (Real Estate Management & Development)	1,114	44,126
MarineMax, Inc.* (Specialty Retail)	1,596	55,653
Marten Transport, Ltd. (Ground Transportation)	2,412	45,370
Masterbrand, Inc.* (Building Products)	9,984	180,211
Mativ Holdings, Inc. (Chemicals)	4,272	81,552
Matthews International Corp.—Class A (Commercial Services & Supplies)	873	25,273

See accompanying notes to the financial statements.

116 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	2,262	$31,985
Medical Properties Trust, Inc.(a) (Health Care REITs)	47,197	227,017
Mercer International, Inc. (Paper & Forest Products)	3,474	26,472
Mercury General Corp. (Insurance)	2,090	125,128
Mercury Systems, Inc.* (Aerospace & Defense)	4,105	145,932
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,877	160,089
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	402	46,037
Metallus, Inc.* (Metals & Mining)	1,321	29,617
MGE Energy, Inc. (Electric Utilities)	1,275	111,996
MGP Ingredients, Inc. (Beverages)	517	42,162
Middlesex Water Co. (Water Utilities)	752	49,993
MillerKnoll, Inc. (Commercial Services & Supplies)	5,638	174,890
Minerals Technologies, Inc. (Chemicals)	1,263	98,994
Mister Car Wash, Inc.* (Diversified Consumer Services)	3,944	29,974
Moelis & Co.—Class A (Capital Markets)	2,543	172,924
Monro, Inc. (Specialty Retail)	2,354	72,550
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,229	31,831
Mr. Cooper Group, Inc.* (Financial Services)	5,087	457,220
Myers Industries, Inc. (Containers & Packaging)	1,493	22,246
Myriad Genetics, Inc.* (Biotechnology)	3,628	101,475
N-able, Inc.* (Software)	1,987	27,699
Nabors Industries, Ltd.* (Energy Equipment & Services)	700	71,981
National Bank Holdings Corp.—Class A (Banks)	2,974	124,551
National Beverage Corp. (Beverages)	827	40,349
National HealthCare Corp. (Health Care Providers & Services)	563	76,658
National Presto Industries, Inc. (Aerospace & Defense)	229	17,512
National Vision Holdings, Inc.* (Specialty Retail)	6,178	89,334
Navient Corp. (Consumer Finance)	6,326	103,810
NBT Bancorp, Inc. (Banks)	3,703	181,521
NCR Atleos Corp.* (Financial Services)	5,385	173,128
NCR Voyix Corp.* (Software)	10,828	159,714
NetScout Systems, Inc.* (Communications Equipment)	5,615	114,265
New York Mortgage Trust, Inc. (Mortgage REITs)	1	5
Newell Brands, Inc. (Household Durables)	30,038	258,025
NexPoint Residential Trust, Inc. (Residential REITs)	1,791	78,249
NMI Holdings, Inc.* (Financial Services)	2,204	86,727
Northwest Bancshares, Inc. (Banks)	10,007	140,498
Northwest Natural Holding Co. (Gas Utilities)	2,991	119,580
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	3,910	43,870
NV5 Global, Inc.* (Professional Services)	1,016	104,790
O-I Glass, Inc.* (Containers & Packaging)	12,246	163,607
Olympic Steel, Inc. (Metals & Mining)	396	20,069

Common Stocks, continued

	Shares	Value
Omnicell, Inc.* (Health Care Equipment & Supplies)	3,611	$105,477
OPENLANE, Inc.* (Commercial Services & Supplies)	8,520	152,337
Organon & Co. (Pharmaceuticals)	20,214	441,878
Outfront Media, Inc. (Specialized REITs)	6,659	108,009
Owens & Minor, Inc.* (Health Care Providers & Services)	5,764	94,645
Pacific Premier Bancorp, Inc. (Banks)	7,584	205,223
Pacira BioSciences, Inc.* (Pharmaceuticals)	3,657	75,517
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	1,377	60,905
Park National Corp. (Banks)	666	117,855
Patterson Cos., Inc. (Health Care Providers & Services)	6,270	158,318
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	10,948	120,319
Payoneer Global, Inc.* (Financial Services)	11,953	66,100
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	896	64,127
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	4,570	101,500
Pebblebrook Hotel Trust (Hotel & Resort REITs)	9,479	129,768
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	6,511	54,302
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	11,752	234,688
PennyMac Mortgage Investment Trust (Mortgage REITs)	6,826	93,994
Perdoceo Education Corp. (Diversified Consumer Services)	2,268	56,224
Perficient, Inc.* (IT Services)	1,079	81,367
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,596	30,132
Phillips Edison & Co., Inc. (Retail REITs)	4,714	165,461
Phinia, Inc. (Automobile Components)	3,594	160,652
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,493	37,937
Piper Sandler Cos. (Capital Markets)	620	169,434
Pitney Bowes, Inc. (Commercial Services & Supplies)	12,241	80,791
PJT Partners, Inc.—Class A (Capital Markets)	741	98,509
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,206	154,573
PRA Group, Inc.* (Consumer Finance)	3,095	82,482
Premier, Inc.—Class A (Health Care Providers & Services)	8,238	172,833
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,038	144,311
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	1,981	180,924
ProAssurance Corp.* (Insurance)	4,013	52,570
ProPetro Holding Corp.* (Energy Equipment & Services)	6,482	62,162
Protagonist Therapeutics, Inc.* (Biotechnology)	1,337	50,057
Proto Labs, Inc.* (Machinery)	694	24,165
Provident Financial Services, Inc. (Banks)	10,259	190,202
Quaker Chemical Corp. (Chemicals)	523	94,961
Quanex Building Products Corp. (Building Products)	810	27,054

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Small-Cap Value ProFund :: 117

Common Stocks, continued

	Shares	Value
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	3,898	$153,152
QuinStreet, Inc.* (Interactive Media & Services)	4,128	77,194
Radian Group, Inc. (Financial Services)	5,328	197,669
Ready Capital Corp. (Mortgage REITs)	12,218	113,383
REGENXBIO, Inc.* (Biotechnology)	2,033	28,970
Renasant Corp. (Banks)	4,898	168,442
Resideo Technologies, Inc.* (Building Products)	11,477	260,758
Retail Opportunity Investments Corp. (Retail REITs)	10,025	149,874
Robert Half, Inc. (Professional Services)	8,130	521,865
Rogers Corp.* (Electronic Equipment, Instruments & Components)	436	53,270
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	2,675	136,452
RXO, Inc.* (Ground Transportation)	4,995	158,391
S&T Bancorp, Inc. (Banks)	1,412	62,665
Sabre Corp.* (Hotels, Restaurants & Leisure)	14,117	48,421
Safehold, Inc. (Specialized REITs)	3,537	81,846
Safety Insurance Group, Inc. (Insurance)	1,165	99,666
Sally Beauty Holdings, Inc.* (Specialty Retail)	8,142	93,226
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,358	328,289
Saul Centers, Inc. (Retail REITs)	523	20,685
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,946	101,289
Schneider National, Inc.—Class B (Ground Transportation)	2,907	78,227
Scholastic Corp. (Media)	2,004	62,785
Schrodinger, Inc.* (Health Care Technology)	1,912	42,599
Seacoast Banking Corp. of Florida (Banks)	6,620	184,301
Sealed Air Corp. (Containers & Packaging)	6,866	261,251
Select Medical Holdings Corp. (Health Care Providers & Services)	8,382	333,268
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,790	88,499
Sensient Technologies Corp. (Chemicals)	1,900	148,295
Service Properties Trust (Hotel & Resort REITs)	13,038	73,925
ServisFirst Bancshares, Inc. (Banks)	2,084	167,220
Shoe Carnival, Inc. (Specialty Retail)	1,406	59,713
Shutterstock, Inc. (Interactive Media & Services)	925	40,904
Simmons First National Corp.—Class A (Banks)	9,863	212,350
Simulations Plus, Inc. (Health Care Technology)	517	21,114
SITE Centers Corp. (Retail REITs)	7,509	116,014
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	579	82,189
SJW Group (Water Utilities)	1,315	79,702
SkyWest, Inc.* (Passenger Airlines)	1,458	116,553
SL Green Realty Corp. (Office REITs)	5,098	339,731
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,429	56,839
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,744	79,192
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,165	69,364

Common Stocks, continued

	Shares	Value
Sonos, Inc.* (Household Durables)	9,663	$130,451
Southside Bancshares, Inc. (Banks)	1,383	48,391
SpartanNash Co. (Consumer Staples Distribution & Retail)	2,710	57,235
Sprinklr, Inc.*—Class A (Software)	9,421	92,608
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,504	62,040
Standard Motor Products, Inc. (Automobile Components)	1,475	48,277
Stellar Bancorp, Inc. (Banks)	3,703	101,462
Stepan Co. (Chemicals)	1,677	141,925
StepStone Group, Inc.—Class A (Capital Markets)	2,864	143,945
Stewart Information Services Corp. (Insurance)	2,164	152,995
StoneX Group, Inc.* (Capital Markets)	2,141	178,431
Strategic Education, Inc. (Diversified Consumer Services)	1,016	107,087
Sturm Ruger & Co., Inc. (Leisure Products)	1,372	61,891
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	4,175	26,470
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	1,637	21,445
SunCoke Energy, Inc. (Metals & Mining)	6,609	77,325
SunPower Corp.*(a) (Electrical Equipment)	6,769	5,777
Sunrun, Inc.* (Electrical Equipment)	17,430	305,548
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,595	77,383
Sylvamo Corp. (Paper & Forest Products)	2,744	202,260
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	12,292	145,537
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	2,739	101,288
TechTarget, Inc.* (Media)	861	27,552
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	3,875	82,150
The Andersons, Inc. (Consumer Staples Distribution & Retail)	1,171	63,855
The Buckle, Inc. (Specialty Retail)	884	38,180
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,992	77,469
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	2,779	115,579
The GEO Group, Inc.* (Commercial Services & Supplies)	10,477	151,917
The Greenbrier Cos., Inc. (Machinery)	2,452	125,077
The Hain Celestial Group, Inc.* (Food Products)	7,073	54,745
The Macerich Co. (Retail REITs)	16,965	271,609
The ODP Corp.* (Specialty Retail)	2,514	106,217
The Simply Good Foods Co.* (Food Products)	2,647	89,786
Thryv Holdings, Inc.* (Media)	2,480	48,310
Titan International, Inc.* (Machinery)	4,013	34,191
Tompkins Financial Corp. (Banks)	987	62,122
Tootsie Roll Industries, Inc. (Food Products)	546	16,839
Topgolf Callaway Brands Corp.* (Leisure Products)	11,115	183,398
TreeHouse Foods, Inc.* (Food Products)	3,760	151,452
Tri Pointe Homes, Inc.* (Household Durables)	2,910	131,678
Trinity Industries, Inc. (Machinery)	3,215	106,288
Triumph Group, Inc.* (Aerospace & Defense)	6,045	99,078
Trupanion, Inc.*(a) (Insurance)	1,475	54,664
TrustCo Bank Corp. (Banks)	1,498	53,344

See accompanying notes to the financial statements.

118 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Trustmark Corp. (Banks)	4,811	$167,086
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,997	154,982
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	534	52,065
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	3,531	152,750
UniFirst Corp. (Commercial Services & Supplies)	694	135,011
United Community Banks, Inc. (Banks)	9,363	289,785
United Fire Group, Inc. (Insurance)	1,671	37,447
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	4,674	72,447
Uniti Group, Inc. (Specialized REITs)	9,076	34,852
Unitil Corp. (Multi-Utilities)	694	42,528
Universal Corp. (Tobacco)	1,935	103,367
Universal Health Realty Income Trust (Health Care REITs)	523	22,358
Upbound Group, Inc. (Specialty Retail)	1,550	58,482
Urban Edge Properties (Retail REITs)	3,829	77,729
USANA Health Sciences, Inc.* (Personal Care Products)	873	38,936
Varex Imaging Corp.* (Health Care Equipment & Supplies)	3,216	47,565
Vector Group, Ltd. (Tobacco)	5,793	74,035
Veris Residential, Inc. (Residential REITs)	3,801	59,714
Veritex Holdings, Inc. (Banks)	4,283	107,375
Vestis Corp. (Commercial Services & Supplies)	4,863	63,073
VF Corp. (Textiles, Apparel & Luxury Goods)	25,979	440,604
Viasat, Inc.* (Communications Equipment)	5,907	119,440
Viavi Solutions, Inc.* (Communications Equipment)	17,551	141,110
Vicor Corp.* (Electrical Equipment)	838	35,288
Victoria's Secret & Co.* (Specialty Retail)	6,155	109,251
Vir Biotechnology, Inc.* (Biotechnology)	6,850	69,596
Virtu Financial, Inc.—Class A (Capital Markets)	6,953	189,955
Virtus Investment Partners, Inc. (Capital Markets)	195	44,070
Vista Outdoor, Inc.* (Leisure Products)	4,576	185,922
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,045	45,572
Wabash National Corp. (Machinery)	3,543	76,139
WaFd, Inc. (Banks)	5,310	188,983
Walker & Dunlop, Inc. (Financial Services)	1,510	161,419
Werner Enterprises, Inc. (Ground Transportation)	4,989	195,520
Westamerica Bancorp (Banks)	821	44,301
Whitestone REIT (Retail REITs)	1,906	26,303
Winnebago Industries, Inc. (Automobiles)	1,010	63,145
WK Kellogg Co. (Food Products)	5,195	91,432
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	6,280	93,384

Common Stocks, continued

	Shares	Value
World Kinect Corp. (Oil, Gas & Consumable Fuels)	4,714	$131,662
Worthington Enterprises, Inc. (Household Durables)	741	36,983
Worthington Steel, Inc. (Metals & Mining)	746	29,743
WSFS Financial Corp. (Banks)	2,601	146,930
Xencor, Inc.* (Biotechnology)	2,331	47,599
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,289	45,651
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	8,985	96,724
TOTAL COMMON STOCKS (Cost $50,550,349)		51,931,640

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $30,004	$30,000	$30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(d)	72,466	$72,466
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $72,466)		72,466
TOTAL INVESTMENT SECURITIES (Cost $50,652,815)—99.6%		52,034,106
Net other assets (liabilities)—0.4%		190,581
NET ASSETS—100.0%		$52,224,687

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $70,053.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Small-Cap Value ProFund :: 119

Small-Cap Value ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$309,615	0.6%
Air Freight & Logistics	289,901	0.6%
Automobile Components	744,322	1.4%
Automobiles	63,145	0.1%
Banks	7,849,840	15.0%
Beverages	82,511	0.2%
Biotechnology	639,952	1.2%
Broadline Retail	188,897	0.4%
Building Products	823,991	1.6%
Capital Markets	1,360,297	2.6%
Chemicals	1,260,068	2.4%
Commercial Services & Supplies	1,655,855	3.2%
Communications Equipment	669,693	1.3%
Construction & Engineering	681,292	1.3%
Consumer Finance	754,612	1.4%
Consumer Staples Distribution & Retail	643,547	1.2%
Containers & Packaging	447,104	0.9%
Diversified Consumer Services	193,285	0.4%
Diversified REITs	579,152	1.1%
Diversified Telecommunication Services	469,047	0.9%
Electric Utilities	111,996	0.2%
Electrical Equipment	346,613	0.7%
Electronic Equipment, Instruments & Components	1,686,202	3.2%
Energy Equipment & Services	692,329	1.3%
Financial Services	1,611,887	3.1%
Food Products	592,121	1.1%
Gas Utilities	233,361	0.5%
Ground Transportation	540,731	1.0%
Health Care Equipment & Supplies	1,245,059	2.4%
Health Care Providers & Services	1,328,934	2.5%
Health Care REITs	455,618	0.9%
Health Care Technology	145,727	0.3%
Hotel & Resort REITs	275,814	0.5%
Hotels, Restaurants & Leisure	835,823	1.6%
Household Durables	985,127	1.9%
Household Products	263,261	0.5%
Independent Power and Renewable Electricity Producers	240,091	0.5%
Industrial REITs	361,612	0.7%

	Value	% of Net Assets
Insurance	$1,582,252	3.0%
Interactive Media & Services	292,106	0.6%
IT Services	430,417	0.8%
Leisure Products	431,211	0.8%
Life Sciences Tools & Services	318,135	0.6%
Machinery	1,697,604	3.3%
Media	473,302	0.9%
Metals & Mining	443,481	0.9%
Mortgage REITs	1,152,419	2.2%
Multi-Utilities	283,446	0.5%
Office REITs	1,158,199	2.2%
Oil, Gas & Consumable Fuels	579,139	1.1%
Paper & Forest Products	301,675	0.6%
Passenger Airlines	747,453	1.4%
Personal Care Products	235,413	0.5%
Pharmaceuticals	1,100,609	2.1%
Professional Services	930,235	1.8%
Real Estate Management & Development	342,810	0.7%
Residential REITs	333,801	0.6%
Retail REITs	1,068,353	2.0%
Semiconductors & Semiconductor Equipment	972,496	1.9%
Software	840,250	1.6%
Specialized REITs	334,705	0.6%
Specialty Retail	1,969,805	3.8%
Technology Hardware, Storage & Peripherals	124,917	0.2%
Textiles, Apparel & Luxury Goods	816,795	1.6%
Tobacco	177,402	0.3%
Trading Companies & Distributors	640,679	1.2%
Water Utilities	388,804	0.7%
Wireless Telecommunication Services	105,295	0.2%
Other**	293,047	0.6%
Total	$52,224,687	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

120 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (83.9%)

	Shares	Value
Accenture PLC—Class A (IT Services)	5,064	$1,674,259
Adobe, Inc.* (Software)	3,609	1,990,905
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	13,015	1,880,407
Akamai Technologies, Inc.* (IT Services)	1,227	120,590
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	9,676	621,779
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,994	924,132
ANSYS, Inc.* (Software)	703	220,482
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,808	3,732,720
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,690	1,419,618
Arista Networks, Inc.* (Communications Equipment)	2,045	708,695
Autodesk, Inc.* (Software)	1,723	426,477
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	20,589	3,308,241
Cadence Design Systems, Inc.* (Software)	2,192	586,711
CDW Corp. (Electronic Equipment, Instruments & Components)	1,083	236,213
Cisco Systems, Inc. (Communications Equipment)	32,616	1,580,245
Cognizant Technology Solutions Corp.— Class A (IT Services)	4,005	303,098
Corning, Inc. (Electronic Equipment, Instruments & Components)	6,210	248,462
Crowdstrike Holdings, Inc.*—Class A (Software)	1,858	430,982
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,096	126,161
EPAM Systems, Inc.* (IT Services)	467	100,466
F5, Inc.* (Communications Equipment)	472	96,118
Fair Isaac Corp.* (Software)	199	318,400
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	862	186,183
Fortinet, Inc.* (Software)	5,107	296,410
Gartner, Inc.* (IT Services)	625	313,244
Gen Digital, Inc. (Software)	4,438	115,344
GoDaddy, Inc.*—Class A (IT Services)	1,135	165,086
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	10,471	208,478
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,952	250,898
Intel Corp. (Semiconductors & Semiconductor Equipment)	34,290	1,054,075
International Business Machines Corp. (IT Services)	7,399	1,421,644
Intuit, Inc. (Software)	2,255	1,459,774
Jabil, Inc. (Electronic Equipment, Instruments & Components)	971	109,403
Juniper Networks, Inc. (Communications Equipment)	2,618	98,672
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,406	196,235
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,085	893,031

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,053	$970,066
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,353	386,459
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,920	979,594
Microsoft Corp. (Software)	39,228	16,411,034
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	392	338,331
Motorola Solutions, Inc. (Communications Equipment)	1,343	535,750
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,662	211,041
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	129,770	15,185,685
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,060	542,110
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,465	271,136
Oracle Corp. (Software)	12,841	1,790,677
Palo Alto Networks, Inc.* (Software)	2,603	845,272
PTC, Inc.* (Software)	965	171,625
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	778	93,204
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	9,005	1,629,455
Roper Technologies, Inc. (Software)	862	469,575
Salesforce, Inc. (Software)	7,823	2,024,592
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,573	160,713
ServiceNow, Inc.* (Software)	1,651	1,344,558
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,292	146,797
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	406	284,870
Synopsys, Inc.* (Software)	1,229	686,175
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,467	380,732
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	382	161,151
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,257	164,868
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,334	1,494,743
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,967	107,280
Tyler Technologies, Inc.* (Software)	342	194,294
VeriSign, Inc.* (IT Services)	698	130,533
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,630	176,342
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	414	145,393
TOTAL COMMON STOCKS (Cost $45,231,683)		76,257,693

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  Technology UltraSector ProFund :: 121

Repurchase Agreements(a)(b) (17.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $15,665,261	$15,663,000	$15,663,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,663,000)		15,663,000
TOTAL INVESTMENT SECURITIES (Cost $60,894,683)—101.2%		91,920,693
Net other assets (liabilities)—(1.2)%		(1,123,097)
NET ASSETS—100.0%		$90,797,596

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $14,975,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$25,820,566	$(1,044,530)
S&P Technology Select Sector Index	UBS AG	8/23/24	5.93%	33,659,267	(930,539)
				$59,479,833	$(1,975,069)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Communications Equipment	$3,019,480	3.3%
Electronic Equipment, Instruments & Components	2,206,649	2.4%
IT Services	4,228,920	4.7%
Semiconductors & Semiconductor Equipment	31,994,296	35.2%
Software	29,783,287	32.8%
Technology Hardware, Storage & Peripherals	5,025,061	5.5%
Other**	14,539,903	16.1%
Total	$90,797,596	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122 :: UltraBear ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (101.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $6,258,904	$6,258,000	$6,258,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,258,000)		6,258,000
TOTAL INVESTMENT SECURITIES (Cost $6,258,000)—101.6%		6,258,000
Net other assets (liabilities)—(1.6)%		(100,316)
NET ASSETS—100.0%		$6,157,684

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $1,898,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	9/23/24	$(833,700)	$(9,824)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/24	(5.83)%	$(3,666,807)	$(46,044)
S&P 500	UBS AG	8/27/24	(5.58)%	(7,786,443)	(81,088)
				$(11,453,250)	$(127,132)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 123

Common Stocks (71.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,239	$158,034
A.O. Smith Corp. (Building Products)	271	23,046
Abbott Laboratories (Health Care Equipment & Supplies)	3,897	412,847
AbbVie, Inc. (Biotechnology)	3,955	732,942
Accenture PLC—Class A (IT Services)	1,408	465,513
Adobe, Inc.* (Software)	1,003	553,305
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,620	523,017
Aflac, Inc. (Insurance)	1,158	110,450
Agilent Technologies, Inc. (Life Sciences Tools & Services)	656	92,758
Air Products and Chemicals, Inc. (Chemicals)	498	131,397
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	989	138,025
Akamai Technologies, Inc.* (IT Services)	341	33,513
Albemarle Corp. (Chemicals)	263	24,635
Alexandria Real Estate Equities, Inc. (Office REITs)	353	41,404
Align Technology, Inc.* (Health Care Equipment & Supplies)	157	36,405
Allegion PLC (Building Products)	196	26,815
Alliant Energy Corp. (Electric Utilities)	574	31,949
Alphabet, Inc.—Class A (Interactive Media & Services)	13,157	2,256,952
Alphabet, Inc.—Class C (Interactive Media & Services)	10,946	1,895,300
Altria Group, Inc. (Tobacco)	3,847	188,541
Amazon.com, Inc.* (Broadline Retail)	20,513	3,835,520
Amcor PLC (Containers & Packaging)	3,237	34,086
Ameren Corp. (Multi-Utilities)	597	47,324
American Airlines Group, Inc.* (Passenger Airlines)	1,470	15,641
American Electric Power Co., Inc. (Electric Utilities)	1,181	115,880
American Express Co. (Consumer Finance)	1,273	322,121
American International Group, Inc. (Insurance)	1,487	117,815
American Tower Corp. (Specialized REITs)	1,046	230,537
American Water Works Co., Inc. (Water Utilities)	436	62,069
Ameriprise Financial, Inc. (Capital Markets)	222	95,476
AMETEK, Inc. (Electrical Equipment)	518	89,863
Amgen, Inc. (Biotechnology)	1,202	399,629
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,691	172,925
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,111	257,063
ANSYS, Inc.* (Software)	196	61,471
Aon PLC—Class A (Insurance)	487	159,984
APA Corp. (Oil, Gas & Consumable Fuels)	807	25,170
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,286	7,170,075
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,861	394,904
Aptiv PLC* (Automobile Components)	609	42,259
Arch Capital Group, Ltd.* (Insurance)	838	80,264
Archer-Daniels-Midland Co. (Food Products)	1,108	68,707
Arista Networks, Inc.* (Communications Equipment)	569	197,187

Common Stocks, continued

	Shares	Value
Arthur J. Gallagher & Co. (Insurance)	489	$138,627
Assurant, Inc. (Insurance)	116	20,285
AT&T, Inc. (Diversified Telecommunication Services)	16,061	309,174
Atmos Energy Corp. (Gas Utilities)	338	43,223
Autodesk, Inc.* (Software)	479	118,562
Automatic Data Processing, Inc. (Professional Services)	917	240,824
AutoZone, Inc.* (Specialty Retail)	39	122,214
AvalonBay Communities, Inc. (Residential REITs)	318	65,165
Avery Dennison Corp. (Containers & Packaging)	180	39,029
Axon Enterprise, Inc.* (Aerospace & Defense)	159	47,702
Baker Hughes Co. (Energy Equipment & Services)	2,235	86,539
Ball Corp. (Containers & Packaging)	695	44,362
Bank of America Corp. (Banks)	15,240	614,323
Bath & Body Works, Inc. (Specialty Retail)	501	18,412
Baxter International, Inc. (Health Care Equipment & Supplies)	1,141	40,871
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	647	155,966
Berkshire Hathaway, Inc.*—Class B (Financial Services)	4,055	1,778,118
Best Buy Co., Inc. (Specialty Retail)	431	37,290
Biogen, Inc.* (Biotechnology)	326	69,503
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	46	15,565
Bio-Techne Corp. (Life Sciences Tools & Services)	353	28,801
BlackRock, Inc. (Capital Markets)	313	274,345
Blackstone, Inc. (Capital Markets)	1,601	227,582
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	76	282,341
BorgWarner, Inc. (Automobile Components)	510	18,008
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,293	243,287
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,541	215,970
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	9,760	1,568,236
Broadridge Financial Solutions, Inc. (Professional Services)	265	56,710
Brown & Brown, Inc. (Insurance)	530	52,698
Brown-Forman Corp.—Class B (Beverages)	401	18,109
Builders FirstSource, Inc.* (Building Products)	273	45,692
Bunge Global SA (Food Products)	317	33,358
BXP, Inc. (Office REITs)	324	23,104
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	262	23,331
Cadence Design Systems, Inc.* (Software)	610	163,273
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	485	19,376
Camden Property Trust (Residential REITs)	239	26,469
Campbell Soup Co. (Food Products)	441	20,665
Capital One Financial Corp. (Consumer Finance)	856	129,598
Cardinal Health, Inc. (Health Care Providers & Services)	546	55,053
CarMax, Inc.* (Specialty Retail)	353	29,807

See accompanying notes to the financial statements.

124 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Carnival Corp.* (Hotels, Restaurants & Leisure)	2,263	$37,702
Carrier Global Corp. (Building Products)	1,877	127,842
Catalent, Inc.* (Pharmaceuticals)	405	24,033
Caterpillar, Inc. (Machinery)	1,095	379,088
Cboe Global Markets, Inc. (Capital Markets)	236	43,308
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	676	76,192
CDW Corp. (Electronic Equipment, Instruments & Components)	301	65,651
Celanese Corp. (Chemicals)	225	31,759
Cencora, Inc. (Health Care Providers & Services)	371	88,253
Centene Corp.* (Health Care Providers & Services)	1,195	91,919
CenterPoint Energy, Inc. (Multi-Utilities)	1,433	39,766
CF Industries Holdings, Inc. (Chemicals)	409	31,244
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	115	28,072
Charter Communications, Inc.*—Class A (Media)	219	83,159
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,839	616,044
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	3,100	168,392
Chubb, Ltd. (Insurance)	910	250,851
Church & Dwight Co., Inc. (Household Products)	548	53,709
Cincinnati Financial Corp. (Insurance)	351	45,848
Cintas Corp. (Commercial Services & Supplies)	193	147,440
Cisco Systems, Inc. (Communications Equipment)	9,070	439,442
Citigroup, Inc. (Banks)	4,273	277,232
Citizens Financial Group, Inc. (Banks)	1,019	43,481
CME Group, Inc. (Capital Markets)	807	156,324
CMS Energy Corp. (Multi-Utilities)	669	43,351
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,114	84,308
Colgate-Palmolive Co. (Household Products)	1,838	182,311
Comcast Corp.—Class A (Media)	8,768	361,855
Conagra Brands, Inc. (Food Products)	1,071	32,473
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,620	291,344
Consolidated Edison, Inc. (Multi-Utilities)	775	75,578
Constellation Brands, Inc.—Class A (Beverages)	361	88,503
Constellation Energy Corp. (Electric Utilities)	706	133,999
Copart, Inc.* (Commercial Services & Supplies)	1,960	102,567
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,727	69,097
Corpay, Inc.* (Software)	157	45,816
Corteva, Inc. (Chemicals)	1,561	87,572
CoStar Group, Inc.* (Real Estate Management & Development)	915	71,388
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	993	816,245
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,667	43,009
Crowdstrike Holdings, Inc.*—Class A (Software)	517	119,923

Common Stocks, continued

	Shares	Value
Crown Castle, Inc. (Specialized REITs)	973	$107,108
CSX Corp. (Ground Transportation)	4,379	153,703
Cummins, Inc. (Machinery)	306	89,291
CVS Health Corp. (Health Care Providers & Services)	2,812	169,648
D.R. Horton, Inc. (Household Durables)	664	119,474
Danaher Corp. (Life Sciences Tools & Services)	1,477	409,247
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	267	39,059
DaVita, Inc.* (Health Care Providers & Services)	116	15,848
Dayforce, Inc.* (Professional Services)	354	20,985
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	57	52,590
Deere & Co. (Machinery)	580	215,747
Delta Air Lines, Inc. (Passenger Airlines)	1,445	62,163
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,416	66,594
Dexcom, Inc.* (Health Care Equipment & Supplies)	891	60,428
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	399	80,722
Digital Realty Trust, Inc. (Specialized REITs)	727	108,679
Discover Financial Services (Consumer Finance)	561	80,778
Dollar General Corp. (Consumer Staples Distribution & Retail)	492	59,232
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	464	48,414
Dominion Energy, Inc. (Multi-Utilities)	1,878	100,398
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	78	33,439
Dover Corp. (Machinery)	308	56,752
Dow, Inc. (Chemicals)	1,575	85,790
DTE Energy Co. (Multi-Utilities)	464	55,926
Duke Energy Corp. (Electric Utilities)	1,729	188,928
DuPont de Nemours, Inc. (Chemicals)	937	78,427
Eastman Chemical Co. (Chemicals)	264	27,279
Eaton Corp. PLC (Electrical Equipment)	896	273,092
eBay, Inc. (Broadline Retail)	1,133	63,006
Ecolab, Inc. (Chemicals)	569	131,263
Edison International (Electric Utilities)	862	68,969
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,350	85,118
Electronic Arts, Inc. (Entertainment)	545	82,262
Elevance Health, Inc. (Health Care Providers & Services)	521	277,188
Eli Lilly & Co. (Pharmaceuticals)	1,788	1,438,035
Emerson Electric Co. (Electrical Equipment)	1,281	150,018
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	305	35,109
Entergy Corp. (Electric Utilities)	478	55,434
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,287	163,192
EPAM Systems, Inc.* (IT Services)	130	27,967
EQT Corp. (Oil, Gas & Consumable Fuels)	1,337	46,140
Equifax, Inc. (Professional Services)	277	77,385
Equinix, Inc. (Specialized REITs)	213	168,321
Equity Residential (Residential REITs)	772	53,754
Essex Property Trust, Inc. (Residential REITs)	144	40,084

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 125

Common Stocks, continued

	Shares		Value
Etsy, Inc.* (Broadline Retail)	262		$17,067
Everest Group, Ltd. (Insurance)	97		38,108
Evergy, Inc. (Electric Utilities)	515		29,870
Eversource Energy (Electric Utilities)	789		51,214
Exelon Corp. (Electric Utilities)	2,240		83,328
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	284		36,258
Expeditors International of Washington, Inc. (Air Freight & Logistics)	316		39,443
Extra Space Storage, Inc. (Specialized REITs)	474		75,660
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,048		1,191,593
F5, Inc.* (Communications Equipment)	131		26,677
FactSet Research Systems, Inc. (Capital Markets)	85		35,113
Fair Isaac Corp.* (Software)	55		88,000
Fastenal Co. (Trading Companies & Distributors)	1,282		90,702
Federal Realty Investment Trust (Retail REITs)	167		18,646
FedEx Corp. (Air Freight & Logistics)	507		153,241
Fidelity National Information Services, Inc. (Financial Services)	1,246		95,730
Fifth Third Bancorp (Banks)	1,532		64,865
First Horizon Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	240		51,838
FirstEnergy Corp. (Electric Utilities)	1,160		48,616
Fiserv, Inc.* (Financial Services)	1,311		214,440
FMC Corp. (Chemicals)	280		16,341
Ford Motor Co. (Automobiles)	8,784		95,043
Fortinet, Inc.* (Software)	1,420		82,417
Fortive Corp. (Machinery)	789		56,690
Fox Corp.—Class A (Media)	518		19,705
Fox Corp.—Class B (Media)	296		10,487
Franklin Resources, Inc. (Capital Markets)	672		15,369
Freeport-McMoRan, Inc. (Metals & Mining)	3,218		146,129
Garmin, Ltd. (Household Durables)	344		58,910
Gartner, Inc.* (IT Services)	174		87,207
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	951		80,483
GE Vernova, Inc.* (Electrical Equipment)	614		109,439
Gen Digital, Inc. (Software)	1,234		32,072
Generac Holdings, Inc.* (Electrical Equipment)	136		21,172
General Dynamics Corp. (Aerospace & Defense)	509		152,043
General Electric Co. (Industrial Conglomerates)	2,452		417,331
General Mills, Inc. (Food Products)	1,265		84,932
General Motors Co. (Automobiles)	2,556		113,282
Genuine Parts Co. (Distributors)	312		45,899
Gilead Sciences, Inc. (Biotechnology)	2,791		212,283
Global Payments, Inc. (Financial Services)	572		58,138
Globe Life, Inc. (Insurance)	188		17,435
GoDaddy, Inc.*—Class A (IT Services)	316		45,962
Halliburton Co. (Energy Equipment & Services)	1,983		68,770
Hasbro, Inc. (Leisure Products)	293		18,887
HCA Healthcare, Inc. (Health Care Providers & Services)	434		157,564

Common Stocks, continued

	Shares	Value
Healthpeak Properties, Inc. (Health Care REITs)	1,576	$34,388
Henry Schein, Inc.* (Health Care Providers & Services)	287	20,647
Hess Corp. (Oil, Gas & Consumable Fuels)	619	94,967
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,912	57,978
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	560	120,215
Hologic, Inc.* (Health Care Equipment & Supplies)	523	42,682
Honeywell International, Inc. (Industrial Conglomerates)	1,459	298,730
Hormel Foods Corp. (Food Products)	650	20,872
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,579	27,648
Howmet Aerospace, Inc. (Aerospace & Defense)	869	83,163
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,933	69,762
Hubbell, Inc. (Electrical Equipment)	120	47,478
Humana, Inc. (Health Care Providers & Services)	270	97,635
Huntington Bancshares, Inc. (Banks)	3,246	48,528
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	88	24,638
IDEX Corp. (Machinery)	170	35,442
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	185	88,082
Illinois Tool Works, Inc. (Machinery)	608	150,346
Incyte Corp.* (Biotechnology)	417	27,134
Ingersoll Rand, Inc. (Machinery)	904	90,762
Insulet Corp.* (Health Care Equipment & Supplies)	157	30,513
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,535	293,106
Intercontinental Exchange, Inc. (Capital Markets)	1,285	194,755
International Business Machines Corp. (IT Services)	2,058	395,424
International Flavors & Fragrances, Inc. (Chemicals)	572	56,903
International Paper Co. (Containers & Packaging)	778	36,161
Intuit, Inc. (Software)	627	405,888
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	795	353,464
Invesco, Ltd. (Capital Markets)	1,008	17,398
Invitation Homes, Inc. (Residential REITs)	1,290	45,498
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	408	100,462
Iron Mountain, Inc. (Specialized REITs)	657	67,382
J.B. Hunt Transport Services, Inc. (Ground Transportation)	183	31,686
Jabil, Inc. (Electronic Equipment, Instruments & Components)	270	30,421
Jack Henry & Associates, Inc. (Financial Services)	163	27,951
Jacobs Solutions, Inc. (Professional Services)	280	40,978
Johnson & Johnson (Pharmaceuticals)	5,391	850,969
See accompanying notes to the financial statements.

126 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Johnson Controls International PLC (Building Products)	1,509	$107,954
JPMorgan Chase & Co. (Banks)	6,432	1,368,729
Juniper Networks, Inc. (Communications Equipment)	728	27,438
Kellanova (Food Products)	590	34,309
Kenvue, Inc. (Personal Care Products)	4,289	79,304
Keurig Dr Pepper, Inc. (Beverages)	2,338	80,147
KeyCorp (Banks)	2,112	34,067
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	391	54,572
Kimberly-Clark Corp. (Household Products)	754	101,828
Kimco Realty Corp. (Retail REITs)	1,495	32,486
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,325	91,387
KKR & Co., Inc. (Capital Markets)	1,491	184,064
KLA Corp. (Semiconductors & Semiconductor Equipment)	302	248,567
L3Harris Technologies, Inc. (Aerospace & Defense)	425	96,428
Labcorp Holdings, Inc. (Health Care Providers & Services)	189	40,718
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	293	269,923
Lamb Weston Holdings, Inc. (Food Products)	323	19,386
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	818	32,450
Leidos Holdings, Inc. (Professional Services)	303	43,753
Lennar Corp.—Class A (Household Durables)	548	96,958
Linde PLC (Chemicals)	1,077	488,419
Live Nation Entertainment, Inc.* (Entertainment)	319	30,685
LKQ Corp. (Distributors)	598	24,817
Lockheed Martin Corp. (Aerospace & Defense)	478	259,038
Loews Corp. (Insurance)	407	32,540
Lowe's Cos., Inc. (Specialty Retail)	1,281	314,498
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	257	66,476
LyondellBasell Industries N.V.—Class A (Chemicals)	576	57,289
M&T Bank Corp. (Banks)	374	64,392
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,263	35,427
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	789	139,669
MarketAxess Holdings, Inc. (Capital Markets)	85	19,000
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	538	122,176
Marsh & McLennan Cos., Inc. (Insurance)	1,104	245,717
Martin Marietta Materials, Inc. (Construction Materials)	138	81,882
Masco Corp. (Building Products)	493	38,380
Mastercard, Inc.—Class A (Financial Services)	1,839	852,763
Match Group, Inc.* (Interactive Media & Services)	595	22,693
McCormick & Co., Inc. (Food Products)	564	43,434
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,614	428,355
McKesson Corp. (Health Care Providers & Services)	291	179,553

Common Stocks, continued

	Shares	Value
Medtronic PLC (Health Care Equipment & Supplies)	2,974	$238,872
Merck & Co., Inc. (Pharmaceuticals)	5,673	641,786
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,909	2,330,941
MetLife, Inc. (Insurance)	1,338	102,825
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	48	73,009
MGM Resorts International* (Hotels, Restaurants & Leisure)	562	24,149
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,210	107,424
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,480	272,354
Microsoft Corp. (Software)	16,648	6,964,691
Mid-America Apartment Communities, Inc. (Residential REITs)	262	36,620
Moderna, Inc.* (Biotechnology)	747	89,057
Mohawk Industries, Inc.* (Household Durables)	119	19,167
Molina Healthcare, Inc.* (Health Care Providers & Services)	131	44,706
Molson Coors Beverage Co.—Class B (Beverages)	407	21,510
Mondelez International, Inc.—Class A (Food Products)	3,005	205,391
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	109	94,077
Monster Beverage Corp.* (Beverages)	1,589	81,754
Moody's Corp. (Capital Markets)	352	160,681
Morgan Stanley (Capital Markets)	2,803	289,298
Motorola Solutions, Inc. (Communications Equipment)	374	149,196
MSCI, Inc. (Capital Markets)	177	95,715
Nasdaq, Inc. (Capital Markets)	925	62,604
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	462	58,665
Netflix, Inc.* (Entertainment)	965	606,357
Newmont Corp. (Metals & Mining)	2,583	126,748
News Corp.—Class A (Media)	849	23,415
News Corp.—Class B (Media)	256	7,293
NextEra Energy, Inc. (Electric Utilities)	4,602	351,546
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,714	203,170
NiSource, Inc. (Multi-Utilities)	1,004	31,375
Nordson Corp. (Machinery)	122	30,540
Norfolk Southern Corp. (Ground Transportation)	506	126,277
Northern Trust Corp. (Capital Markets)	458	40,602
Northrop Grumman Corp. (Aerospace & Defense)	312	151,108
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	961	17,711
NRG Energy, Inc. (Electric Utilities)	467	35,104
Nucor Corp. (Metals & Mining)	537	87,499
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	55,099	6,447,684
NVR, Inc.* (Household Durables)	7	60,252
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	573	150,791

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 127

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,490	$90,622
Old Dominion Freight Line, Inc. (Ground Transportation)	399	83,862
Omnicom Group, Inc. (Media)	439	43,040
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	964	75,433
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,307	108,912
Oracle Corp. (Software)	3,571	497,976
O'Reilly Automotive, Inc.* (Specialty Retail)	132	148,677
Otis Worldwide Corp. (Machinery)	906	85,617
PACCAR, Inc. (Machinery)	1,174	115,827
Packaging Corp. of America (Containers & Packaging)	200	39,974
Palo Alto Networks, Inc.* (Software)	724	235,105
Paramount Global—Class B (Media)	1,107	12,642
Parker-Hannifin Corp. (Machinery)	288	161,614
Paychex, Inc. (Professional Services)	718	91,918
Paycom Software, Inc. (Professional Services)	108	18,013
PayPal Holdings, Inc.* (Financial Services)	2,343	154,123
Pentair PLC (Machinery)	372	32,688
PepsiCo, Inc. (Beverages)	3,079	531,651
Pfizer, Inc. (Pharmaceuticals)	12,693	387,644
PG&E Corp. (Electric Utilities)	4,787	87,363
Philip Morris International, Inc. (Tobacco)	3,482	400,988
Phillips 66 (Oil, Gas & Consumable Fuels)	950	138,206
Pinnacle West Capital Corp. (Electric Utilities)	254	21,740
Pool Corp. (Distributors)	86	32,167
PPG Industries, Inc. (Chemicals)	527	66,918
PPL Corp. (Electric Utilities)	1,652	49,097
Principal Financial Group, Inc. (Insurance)	483	39,369
Prologis, Inc. (Industrial REITs)	2,074	261,428
Prudential Financial, Inc. (Insurance)	804	100,757
PTC, Inc.* (Software)	268	47,664
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,116	89,023
Public Storage (Specialized REITs)	354	104,756
PulteGroup, Inc. (Household Durables)	471	62,172
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	216	25,877
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,504	453,098
Quanta Services, Inc. (Construction & Engineering)	328	87,045
Quest Diagnostics, Inc. (Health Care Providers & Services)	249	35,433
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	87	15,276
Raymond James Financial, Inc. (Capital Markets)	418	48,488
Realty Income Corp. (Retail REITs)	1,950	111,989
Regency Centers Corp. (Retail REITs)	368	24,781
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	238	256,847
Regions Financial Corp. (Banks)	2,051	45,881
Republic Services, Inc. (Commercial Services & Supplies)	459	89,193
ResMed, Inc. (Health Care Equipment & Supplies)	329	70,159
Revvity, Inc. (Life Sciences Tools & Services)	276	34,668

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Electrical Equipment)	255	$71,056
Rollins, Inc. (Commercial Services & Supplies)	629	30,135
Roper Technologies, Inc. (Software)	240	130,740
Ross Stores, Inc. (Specialty Retail)	751	107,566
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	530	83,062
RTX Corp. (Aerospace & Defense)	2,978	349,885
S&P Global, Inc. (Capital Markets)	717	347,550
Salesforce, Inc. (Software)	2,176	563,149
SBA Communications Corp. (Specialized REITs)	241	52,909
Schlumberger N.V. (Energy Equipment & Services)	3,202	154,625
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	437	44,648
Sempra (Multi-Utilities)	1,418	113,526
ServiceNow, Inc.* (Software)	459	373,805
Simon Property Group, Inc. (Retail REITs)	730	112,011
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	359	40,790
Smurfit WestRock PLC* (Containers & Packaging)	1,155	51,791
Snap-on, Inc. (Machinery)	118	33,870
Solventum Corp.* (Health Care Providers & Services)	309	18,194
Southwest Airlines Co. (Passenger Airlines)	1,341	36,127
Stanley Black & Decker, Inc. (Machinery)	345	36,439
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,537	197,759
State Street Corp. (Capital Markets)	675	57,355
Steel Dynamics, Inc. (Metals & Mining)	331	44,096
STERIS PLC (Health Care Equipment & Supplies)	221	52,766
Stryker Corp. (Health Care Equipment & Supplies)	759	248,535
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	113	79,286
Synchrony Financial (Consumer Finance)	899	45,660
Synopsys, Inc.* (Software)	342	190,945
Sysco Corp. (Consumer Staples Distribution & Retail)	1,115	85,465
T. Rowe Price Group, Inc. (Capital Markets)	500	57,105
Take-Two Interactive Software, Inc.* (Entertainment)	356	53,589
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	515	20,646
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	497	67,234
Target Corp. (Consumer Staples Distribution & Retail)	1,036	155,825
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	686	105,870
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	106	44,717
Teleflex, Inc. (Health Care Equipment & Supplies)	106	23,418
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	350	45,906
Tesla, Inc.* (Automobiles)	6,215	1,442,315

See accompanying notes to the financial statements.

128 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,039	$415,569
Textron, Inc. (Aerospace & Defense)	427	39,668
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,592	28,322
The Allstate Corp. (Insurance)	591	101,132
The Bank of New York Mellon Corp. (Capital Markets)	1,675	108,992
The Boeing Co.* (Aerospace & Defense)	1,293	246,446
The Charles Schwab Corp. (Capital Markets)	3,344	217,995
The Cigna Group (Health Care Providers & Services)	636	221,754
The Clorox Co. (Household Products)	278	36,677
The Coca-Cola Co. (Beverages)	8,685	579,636
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	445	41,532
The Estee Lauder Cos., Inc. (Personal Care Products)	522	51,996
The Goldman Sachs Group, Inc. (Capital Markets)	722	367,519
The Hartford Financial Services Group, Inc. (Insurance)	662	73,429
The Hershey Co. (Food Products)	331	65,366
The Home Depot, Inc. (Specialty Retail)	2,220	817,315
The Interpublic Group of Cos., Inc. (Media)	845	27,184
The J M Smucker Co. (Food Products)	238	28,072
The Kraft Heinz Co. (Food Products)	1,768	62,251
The Kroger Co. (Consumer Staples Distribution & Retail)	1,499	81,696
The Mosaic Co. (Chemicals)	720	21,434
The PNC Financial Services Group, Inc. (Banks)	891	161,360
The Procter & Gamble Co. (Household Products)	5,287	849,938
The Progressive Corp. (Insurance)	1,312	280,925
The Sherwin-Williams Co. (Chemicals)	522	183,118
The Southern Co. (Electric Utilities)	2,449	204,539
The TJX Cos., Inc. (Specialty Retail)	2,537	286,732
The Travelers Cos., Inc. (Insurance)	513	111,034
The Walt Disney Co. (Entertainment)	4,083	382,536
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,730	117,226
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	855	524,406
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,155	210,533
Tractor Supply Co. (Specialty Retail)	241	63,460
Trane Technologies PLC (Building Products)	507	169,480
TransDigm Group, Inc. (Aerospace & Defense)	125	161,778
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	547	29,833
Truist Financial Corp. (Banks)	2,997	133,936
Tyler Technologies, Inc.* (Software)	95	53,970
Tyson Foods, Inc.—Class A (Food Products)	641	39,037
U.S. Bancorp (Banks)	3,495	156,856
Uber Technologies, Inc.* (Ground Transportation)	4,680	301,720
UDR, Inc. (Residential REITs)	679	27,208
Ulta Beauty, Inc.* (Specialty Retail)	107	39,043
Union Pacific Corp. (Ground Transportation)	1,367	337,280

Common Stocks, continued

	Shares	Value
United Airlines Holdings, Inc.* (Passenger Airlines)	736	$33,429
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,634	213,025
United Rentals, Inc. (Trading Companies & Distributors)	149	112,808
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,062	1,188,042
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	134	28,644
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	732	118,379
Ventas, Inc. (Health Care REITs)	907	49,377
Veralto Corp. (Commercial Services & Supplies)	492	52,428
VeriSign, Inc.* (IT Services)	194	36,280
Verisk Analytics, Inc. (Professional Services)	320	83,760
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,428	382,023
Vertex Pharmaceuticals, Inc.* (Biotechnology)	578	286,526
Viatris, Inc. (Pharmaceuticals)	2,667	32,164
VICI Properties, Inc. (Specialized REITs)	2,337	73,055
Visa, Inc.—Class A (Financial Services)	3,526	936,752
Vistra Corp. (Independent Power and Renewable Electricity Producers)	732	57,989
Vulcan Materials Co. (Construction Materials)	296	81,255
W.R. Berkley Corp. (Insurance)	678	37,378
W.W. Grainger, Inc. (Trading Companies & Distributors)	98	95,727
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,604	19,039
Walmart, Inc. (Consumer Staples Distribution & Retail)	9,568	656,748
Warner Bros. Discovery, Inc.* (Entertainment)	4,995	43,207
Waste Management, Inc. (Commercial Services & Supplies)	818	165,776
Waters Corp.* (Life Sciences Tools & Services)	133	44,725
WEC Energy Group, Inc. (Multi-Utilities)	707	60,844
Wells Fargo & Co. (Banks)	7,809	463,386
Welltower, Inc. (Health Care REITs)	1,339	148,964
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	163	49,906
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	731	49,014
Westinghouse Air Brake Technologies Corp. (Machinery)	395	63,654
Weyerhaeuser Co. (Specialized REITs)	1,633	51,864
Willis Towers Watson PLC (Insurance)	229	64,642
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	212	17,558
Xcel Energy, Inc. (Electric Utilities)	1,245	72,559
Xylem, Inc. (Machinery)	543	72,491
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	631	83,816
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	115	40,387
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	461	51,332
Zoetis, Inc. (Pharmaceuticals)	1,022	184,001
TOTAL COMMON STOCKS (Cost $36,520,653)		103,890,534

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 129

Repurchase Agreements(a)(b) (26.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $38,347,536	$38,342,000	$38,342,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,342,000)		38,342,000
TOTAL INVESTMENT SECURITIES (Cost $74,862,653)—97.9%		142,232,534
Net other assets (liabilities)—2.1%		3,059,119
NET ASSETS—100.0%		$145,291,653

†  Number of shares is less than 0.50.

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $22,707,000.

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	64	9/23/24	$17,785,600	$17,151

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/24	6.08%	$56,106,567	$541,565
SPDR S&P 500 ETF	Goldman Sachs International	8/27/24	5.99%	32,783,503	341,680
				$88,890,070	$883,245
S&P 500	UBS AG	8/27/24	5.93%	$69,117,659	$728,613
SPDR S&P 500 ETF	UBS AG	8/27/24	5.43%	10,606,707	113,324
				$79,724,366	$841,937
				$168,614,436	$1,725,182

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

130 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2024

UltraBull ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$1,611,897	1.1%
Air Freight & Logistics	429,040	0.3%
Automobile Components	60,267	NM
Automobiles	1,650,640	1.1%
Banks	3,477,041	2.4%
Beverages	1,401,310	1.0%
Biotechnology	2,073,921	1.4%
Broadline Retail	3,915,593	2.7%
Building Products	539,209	0.4%
Capital Markets	3,116,638	2.1%
Chemicals	1,519,788	1.1%
Commercial Services & Supplies	587,539	0.4%
Communications Equipment	839,940	0.6%
Construction & Engineering	87,045	0.1%
Construction Materials	163,137	0.1%
Consumer Finance	578,157	0.4%
Consumer Staples Distribution & Retail	1,922,664	1.3%
Containers & Packaging	245,402	0.2%
Distributors	102,883	0.1%
Diversified Telecommunication Services	691,197	0.5%
Electric Utilities	1,630,135	1.1%
Electrical Equipment	762,118	0.5%
Electronic Equipment, Instruments & Components	613,473	0.4%
Energy Equipment & Services	309,934	0.2%
Entertainment	1,198,636	0.8%
Financial Services	4,118,015	2.8%
Food Products	758,253	0.5%
Gas Utilities	43,223	NM
Ground Transportation	1,034,528	0.7%
Health Care Equipment & Supplies	2,356,760	1.6%
Health Care Providers & Services	2,730,799	1.9%
Health Care REITs	232,729	0.2%
Hotel & Resort REITs	27,648	NM
Hotels, Restaurants & Leisure	1,881,843	1.3%
Household Durables	416,933	0.3%
Household Products	1,224,463	0.8%
Independent Power and Renewable Electricity Producers	86,311	0.1%
Industrial Conglomerates	874,095	0.6%

	Value	% of Net Assets
Industrial REITs	$261,428	0.2%
Insurance	2,222,113	1.5%
Interactive Media & Services	6,505,885	4.5%
IT Services	1,176,174	0.8%
Leisure Products	18,887	NM
Life Sciences Tools & Services	1,401,619	1.0%
Machinery	1,706,858	1.2%
Media	588,780	0.4%
Metals & Mining	404,472	0.3%
Multi-Utilities	657,111	0.5%
Office REITs	64,508	NM
Oil, Gas & Consumable Fuels	3,525,837	2.4%
Passenger Airlines	147,360	0.1%
Personal Care Products	131,300	0.1%
Pharmaceuticals	3,774,602	2.6%
Professional Services	674,326	0.5%
Real Estate Management & Development	147,580	0.1%
Residential REITs	294,798	0.2%
Retail REITs	299,913	0.2%
Semiconductors & Semiconductor Equipment	11,770,767	8.1%
Software	10,728,772	7.4%
Specialized REITs	1,040,272	0.7%
Specialty Retail	1,985,014	1.4%
Technology Hardware, Storage & Peripherals	7,529,428	5.2%
Textiles, Apparel & Luxury Goods	358,158	0.3%
Tobacco	589,529	0.4%
Trading Companies & Distributors	299,237	0.2%
Water Utilities	62,069	NM
Wireless Telecommunication Services	210,533	0.1%
Other**	41,401,119	28.5%
Total	$145,291,653	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  UltraChina ProFund :: 131

Common Stocks (86.6%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	41,991	$3,310,990
Atour Lifestyle Holdings, Ltd.ADR (Hotels, Restaurants & Leisure)	4,041	67,646
Autohome, Inc.ADR (Interactive Media & Services)	2,489	62,076
Baidu, Inc.*ADR (Interactive Media & Services)	6,235	552,234
BeiGene, Ltd.*ADR (Biotechnology)	3,468	577,699
Bilibili, Inc.*ADR (Entertainment)	10,758	162,984
Daqo New Energy Corp.*ADR(a) (Semiconductors & Semiconductor Equipment)	3,176	55,675
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	2,537	32,372
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	36,724	279,102
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	6,699	32,155
GDS Holdings, Ltd.*ADR (IT Services)	7,699	86,460
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	7,404	222,120
Hello Group, Inc.ADR (Interactive Media & Services)	6,415	43,301
HUYA, Inc.ADR (Entertainment)	5,011	21,347
iQIYI, Inc.*ADR (Entertainment)	17,140	57,076
JD.com, Inc.ADR (Broadline Retail)	28,994	765,152
JinkoSolar Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	2,709	56,239
JOYY, Inc.ADR (Interactive Media & Services)	2,351	78,265
Kanzhun, Ltd.ADR (Interactive Media & Services)	19,187	260,559
KE Holdings, Inc.ADR (Real Estate Management & Development)	38,212	529,236
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	10,298	27,805
Legend Biotech Corp.*ADR(a) (Biotechnology)	2,148	121,126
Li Auto, Inc.*ADR (Automobiles)	33,189	655,151
Lufax Holding, Ltd.*ADR(a) (Consumer Finance)	5,551	15,765
MINISO Group Holding, Ltd.ADR (Broadline Retail)	4,336	72,281
NetEase, Inc. (Entertainment)	7,878	725,643
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	8,490	533,342
NIO, Inc.*ADR(a) (Automobiles)	100,282	445,252
PDD Holdings, Inc.*ADR (Broadline Retail)	21,283	2,743,166
Qifu Technology, Inc.ADR (Consumer Finance)	4,771	96,899
RLX Technology, Inc.ADR (Tobacco)	37,897	67,836
Structure Therapeutics, Inc.*ADR(a) (Pharmaceuticals)	1,295	48,420
TAL Education Group*ADR (Diversified Consumer Services)	24,556	246,051

Common Stocks, continued

	Shares	Value
Tencent Music Entertainment GroupADR (Entertainment)	36,384	$515,925
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	12,338	524,735
Up Fintech Holding, Ltd.*ADR (Capital Markets)	3,998	16,312
Vipshop Holdings, Ltd.ADR (Broadline Retail)	13,556	184,904
Weibo Corp.ADR (Interactive Media & Services)	4,132	31,899
XPeng, Inc.*ADR (Automobiles)	31,868	256,856
Zai Lab, Ltd.*ADR(a) (Biotechnology)	3,449	65,634
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	24,576	465,715
TOTAL COMMON STOCKS (Cost $11,081,236)		15,113,405

Repurchase Agreements(b)(c) (12.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $2,260,326	$2,260,000	$2,260,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,260,000)		2,260,000

Collateral for Securities Loaned(d) (3.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	594,085	$594,085
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $594,085)		594,085
TOTAL INVESTMENT SECURITIES (Cost $13,935,321)—102.9%		17,967,490
Net other assets (liabilities)—(2.9)%		(499,246)
NET ASSETS—100.0%		$17,468,244

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $565,455.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $842,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

132 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/27/24	6.08%	$9,564,792	$(24,262)
S&P China Select ADR Index (USD)	UBS AG	8/27/24	5.58%	10,265,179	(46,412)
				$19,829,971	$(70,674)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$32,372	0.2%
Air Freight & Logistics	465,715	2.7%
Automobiles	1,357,259	7.8%
Biotechnology	764,460	4.4%
Broadline Retail	7,076,493	40.5%
Capital Markets	16,312	0.1%
Consumer Finance	112,664	0.6%
Diversified Consumer Services	811,548	4.6%
Entertainment	1,482,974	8.5%
Ground Transportation	279,102	1.6%
Hotels, Restaurants & Leisure	814,502	4.7%
Interactive Media & Services	1,028,334	5.9%
IT Services	114,264	0.7%
Pharmaceuticals	48,420	0.3%
Real Estate Management & Development	529,236	3.0%
Semiconductors & Semiconductor Equipment	111,914	0.6%
Tobacco	67,836	0.4%
Other**	2,354,839	13.4%
Total	$17,468,244	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2024:

	Value	% of Net Assets
China	$11,544,729	66.2%
Ireland	2,743,166	15.7%
Singapore	78,265	0.4%
United States	747,245	4.3%
Other**	2,354,839	13.4%
Total	$17,468,244	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  UltraDow 30 ProFund :: 133

Common Stocks (65.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,119	$525,378
Amazon.com, Inc.* (Broadline Retail)	4,119	770,171
American Express Co. (Consumer Finance)	4,120	1,042,525
Amgen, Inc. (Biotechnology)	4,120	1,369,776
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,119	914,748
Caterpillar, Inc. (Machinery)	4,120	1,426,345
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,119	660,976
Cisco Systems, Inc. (Communications Equipment)	4,118	199,517
Dow, Inc. (Chemicals)	4,119	224,362
Honeywell International, Inc. (Industrial Conglomerates)	4,120	843,570
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,119	126,618
International Business Machines Corp. (IT Services)	4,119	791,425
Johnson & Johnson (Pharmaceuticals)	4,120	650,342
JPMorgan Chase & Co. (Banks)	4,120	876,736
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,120	1,093,448
Merck & Co., Inc. (Pharmaceuticals)	4,119	465,982
Microsoft Corp. (Software)	4,120	1,723,601
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,119	308,348
Salesforce, Inc. (Software)	4,120	1,066,256
The Boeing Co.* (Aerospace & Defense)	4,119	785,081
The Coca-Cola Co. (Beverages)	4,119	274,902
The Goldman Sachs Group, Inc. (Capital Markets)	4,120	2,097,204
The Home Depot, Inc. (Specialty Retail)	4,120	1,516,819
The Procter & Gamble Co. (Household Products)	4,119	662,171
The Travelers Cos., Inc. (Insurance)	4,120	891,733
The Walt Disney Co. (Entertainment)	4,119	385,909

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,120	$2,373,780
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,118	166,861
Visa, Inc.—Class A (Financial Services)	4,120	1,094,560
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,119	282,728
TOTAL COMMON STOCKS (Cost $8,035,930)		25,611,872

Repurchase Agreements(a)(b) (34.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $13,687,976	$13,686,000	$13,686,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,686,000)		13,686,000
TOTAL INVESTMENT SECURITIES (Cost $21,721,930)—99.7%		39,297,872
Net other assets (liabilities)—0.3%		106,959
NET ASSETS—100.0%		$39,404,831

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $6,293,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	21	9/23/24	$4,312,665	$201,555

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/24	6.08%	$20,329,629	$143,933
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/24	5.92%	8,862,141	71,096
				$29,191,770	$215,029
Dow Jones Industrial Average	UBS AG	8/27/24	5.48%	$14,167,465	$98,089
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/24	5.63%	5,493,815	38,380
				$19,661,280	$136,469
				$48,853,050	$351,498

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

134 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

UltraDow 30 ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$785,081	2.0%
Banks	876,736	2.2%
Beverages	274,902	0.7%
Biotechnology	1,369,776	3.5%
Broadline Retail	770,171	2.0%
Capital Markets	2,097,204	5.3%
Chemicals	224,362	0.6%
Communications Equipment	199,517	0.5%
Consumer Finance	1,042,525	2.6%
Consumer Staples Distribution & Retail	282,728	0.7%
Diversified Telecommunication Services	166,861	0.4%
Entertainment	385,909	1.0%
Financial Services	1,094,560	2.8%
Health Care Providers & Services	2,373,779	5.9%
Hotels, Restaurants & Leisure	1,093,448	2.8%
Household Products	662,170	1.7%
Industrial Conglomerates	1,368,949	3.5%
Insurance	891,733	2.3%
IT Services	791,425	2.0%
Machinery	1,426,344	3.6%
Oil, Gas & Consumable Fuels	660,976	1.7%
Pharmaceuticals	1,116,325	2.8%
Semiconductors & Semiconductor Equipment	126,618	0.3%
Software	2,789,858	7.1%
Specialty Retail	1,516,819	3.9%
Technology Hardware, Storage & Peripherals	914,748	2.3%
Textiles, Apparel & Luxury Goods	308,348	0.8%
Other**	13,792,959	35.0%
Total	$39,404,831	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2024 ::  Schedule of Portfolio Investments ::  UltraEmerging Markets ProFund :: 135

Common Stocks (79.5%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	7,904	$623,230
Ambev S.A.ADR (Beverages)	20,108	41,422
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	4,653	77,798
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	7,807	78,226
Baidu, Inc.*ADR (Interactive Media & Services)	1,300	115,141
Banco Bradesco S.A.ADR (Banks)	24,208	53,742
Banco de ChileADR (Banks)	990	23,681
BeiGene, Ltd.*ADR (Biotechnology)	275	45,810
Cemex S.A.B. de C.V.ADR (Construction Materials)	6,883	44,189
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	4,711	33,024
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,732	64,344
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	2,087	32,620
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	240	21,703
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	555	45,110
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	831	91,618
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	2,996	22,770
Gerdau S.A.ADR (Metals & Mining)	6,325	20,493
Gold Fields, Ltd.ADR (Metals & Mining)	4,067	69,790
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	176	28,158
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	83	24,941
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	639	19,170
HDFC Bank, Ltd.ADR (Banks)	7,848	470,958
ICICI Bank, Ltd.ADR (Banks)	10,489	305,335
Infosys, Ltd.ADR(a) (IT Services)	15,534	343,768
Itau Unibanco Holding S.A.ADR (Banks)	22,084	132,945
JD.com, Inc.ADR (Broadline Retail)	5,740	151,479
Kanzhun, Ltd.ADR (Interactive Media & Services)	1,521	20,655
KB Financial Group, Inc.ADR (Banks)	1,712	111,640
KE Holdings, Inc.ADR (Real Estate Management & Development)	3,047	42,201
Li Auto, Inc.*ADR (Automobiles)	2,656	52,429
NetEase, Inc. (Entertainment)	1,594	146,823
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	683	42,906
NIO, Inc.*ADR(a) (Automobiles)	7,863	34,912
PDD Holdings, Inc.*ADR (Broadline Retail)	3,023	389,634
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	8,485	121,081
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	1,357	88,802
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,167	38,659
Shinhan Financial Group Co., Ltd.ADR (Banks)	2,204	95,499
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	651	24,777
Suzano S.A.ADR (Paper & Forest Products)	3,328	31,749
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	7,134	1,182,818
TAL Education Group*ADR (Diversified Consumer Services)	2,104	21,082

Common Stocks, continued

	Shares	Value
Tencent Music Entertainment GroupADR (Entertainment)	2,861	$40,569
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,551	108,494
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	10,620	88,889
Vale S.A.ADR (Metals & Mining)	16,549	179,558
Wipro, Ltd.ADR(a) (IT Services)	6,432	39,621
Woori Financial Group, Inc.ADR (Banks)	1,005	35,416
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,936	36,687
TOTAL COMMON STOCKS (Cost $3,355,885)		5,956,366

Preferred Stock (1.8%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	10,468	137,759
TOTAL PREFERRED STOCK (Cost $52,933)		137,759

Repurchase Agreements(b)(c) (11.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $879,127	$879,000	$879,000
TOTAL REPURCHASE AGREEMENTS (Cost $879,000)		879,000

Collateral for Securities Loaned(d) (6.6%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	497,573	$497,573
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $497,573)		497,573
TOTAL INVESTMENT SECURITIES (Cost $4,785,391)—99.6%		7,470,698
Net other assets (liabilities)—0.4%		30,780
NET ASSETS—100.0%		$7,501,478

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $476,873.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $198,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

136 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/24	6.08%	$4,431,454	$29,420
S&P Emerging 50 ADR Index (USD)	UBS AG	8/27/24	5.83%	4,470,788	13,184
				$8,902,242	$42,604

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$36,687	0.5%
Automobiles	87,341	1.2%
Banks	1,229,217	16.4%
Beverages	154,743	2.1%
Biotechnology	45,810	0.6%
Broadline Retail	1,164,344	15.5%
Construction Materials	44,189	0.6%
Diversified Consumer Services	63,988	0.9%
Diversified Telecommunication Services	103,003	1.4%
Electric Utilities	33,024	0.4%
Electrical Equipment	24,777	0.3%
Entertainment	187,392	2.5%
Ground Transportation	22,770	0.3%
Hotels, Restaurants & Leisure	127,664	1.7%
Interactive Media & Services	135,796	1.8%
IT Services	383,389	5.1%
Metals & Mining	358,641	4.8%
Oil, Gas & Consumable Fuels	258,840	3.5%
Paper & Forest Products	31,749	0.4%
Pharmaceuticals	45,110	0.6%
Real Estate Management & Development	42,201	0.6%
Semiconductors & Semiconductor Equipment	1,349,933	18.0%
Transportation Infrastructure	53,099	0.7%
Water Utilities	32,620	0.4%
Wireless Telecommunication Services	77,798	1.0%
Other**	1,407,353	18.7%
Total	$7,501,478	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2024:

	Value	% of Net Assets
Brazil	$784,392	10.5%
Chile	48,458	0.6%
China	1,478,549	19.8%
India	1,204,792	16.1%
Indonesia	38,659	0.5%
Ireland	389,634	5.2%
Mexico	288,407	3.8%
South Africa	69,790	0.9%
South Korea	331,357	4.4%
Taiwan	1,414,277	18.9%
United States	45,810	0.6%
Other**	1,407,353	18.7%
Total	$7,501,478	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 137

Repurchase Agreements(a)(b) (86.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $3,234,467	$3,234,000	$3,234,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,234,000)		3,234,000
TOTAL INVESTMENT SECURITIES (Cost $3,234,000)—86.1%		3,234,000
Net other assets (liabilities)—13.9%		522,395
NET ASSETS—100.0%		$3,756,395

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $222,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/24	5.98%	$4,762,770	$75,762
MSCI EAFE Index	UBS AG	8/27/24	6.13%	2,766,155	31,792
				$7,528,925	$107,554

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

138 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (79.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $19,439,806	$19,437,000	$19,437,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,437,000)		19,437,000
TOTAL INVESTMENT SECURITIES (Cost $19,437,000)—79.9%		19,437,000
Net other assets (liabilities)—20.1%		4,896,194
NET ASSETS—100.0%		$24,333,194

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $60,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	250	9/13/24	$48,375,000	$(38,534)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/24	5.78%	$287,320	$3,341

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 139

Common Stocks (75.8%)

	Shares	Value
Ambev S.A.ADR (Beverages)	99,342	$204,645
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	16,315	272,787
Banco Bradesco S.A.ADR (Banks)	115,721	256,901
Banco de ChileADR (Banks)	4,890	116,969
Banco Santander ChileADR (Banks)	3,500	70,280
Bancolombia S.A.ADR (Banks)	2,545	84,799
BRF S.A.*ADR (Food Products)	19,699	74,068
Cemex S.A.B. de C.V.ADR (Construction Materials)	34,083	218,813
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	23,276	163,165
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	5,385	83,468
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	10,311	161,161
Cia Energetica de Minas GeraisADR (Electric Utilities)	42,896	81,502
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,183	106,979
Corp. Inmobiliaria Vesta S.A.B. de C.V.ADR (Real Estate Management & Development)	1,907	56,028
Cosan S.A.ADR (Oil, Gas & Consumable Fuels)	6,540	61,607
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	5,555	59,550
Embraer SA*ADR (Aerospace & Defense)	3,918	121,693
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,424	377,495
Gerdau S.A.ADR (Metals & Mining)	31,248	101,244
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.ADR (Transportation Infrastructure)	776	53,505
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	870	139,191
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	412	123,802
Grupo Financiero Galicia S.A.*ADR (Banks)	2,418	70,049
Itau Unibanco Holding S.A.ADR (Banks)	90,949	547,513
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	34,921	498,322
Sendas Distribuidora S.A.*ADR (Consumer Staples Distribution & Retail)	6,087	52,896
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	3,216	122,401
Suzano S.A.ADR (Paper & Forest Products)	16,443	156,866
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	7,814	67,122
TIM S.A.ADR (Wireless Telecommunication Services)	3,597	55,250
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	16,324	64,317
Vale S.A.ADR (Metals & Mining)	68,152	739,449
Vista Energy SAB de CV*ADR (Oil, Gas & Consumable Fuels)	1,718	77,413
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	4,339	86,520
TOTAL COMMON STOCKS (Cost $2,997,219)		5,527,770

Preferred Stock (7.8%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	43,108	$567,301
TOTAL PREFERRED STOCK (Cost $97,896)		567,301

Repurchase Agreements(b)(c) (12.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $917,132	$917,000	$917,000
TOTAL REPURCHASE AGREEMENTS (Cost $917,000)		917,000

Collateral for Securities Loaned(d) (3.6%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	264,761	$264,761
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $264,761)		264,761
TOTAL INVESTMENT SECURITIES (Cost $4,276,876)—99.8%		7,276,832
Net other assets (liabilities)—0.2%		11,445
NET ASSETS—100.0%		$7,288,277

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $263,672.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $246,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

140 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/24	6.08%	$4,326,098	$28,764
S&P Latin America 35 ADR Index (USD)	UBS AG	8/27/24	5.83%	4,094,365	25,245
				$8,420,463	$54,009

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$121,693	1.7%
Banks	1,146,511	15.7%
Beverages	689,119	9.5%
Construction Materials	218,813	3.0%
Consumer Staples Distribution & Retail	52,896	0.7%
Diversified Telecommunication Services	67,122	0.9%
Electric Utilities	244,667	3.4%
Electrical Equipment	122,401	1.7%
Food Products	74,068	1.0%
Metals & Mining	924,160	12.7%
Oil, Gas & Consumable Fuels	1,415,030	19.3%
Paper & Forest Products	156,866	2.2%
Real Estate Management & Development	56,028	0.8%
Transportation Infrastructure	316,499	4.3%
Water Utilities	161,161	2.2%
Wireless Telecommunication Services	328,037	4.5%
Other**	1,193,206	16.4%
Total	$7,288,277	100.0%
UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2024:

	Value	% of Net Assets
Argentina	$156,569	2.1%
Brazil	3,975,022	54.5%
Chile	309,650	4.3%
Colombia	144,349	2.0%
Mexico	1,426,013	19.6%
Peru	83,468	1.1%
Other**	1,193,206	16.4%
Total	$7,288,277	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 141

Common Stocks (61.9%)

	Shares	Value
AAON, Inc. (Building Products)	713	$63,122
Abercrombie & Fitch Co.* (Specialty Retail)	533	78,607
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	970	62,905
Acuity Brands, Inc. (Electrical Equipment)	319	80,181
Adient PLC* (Automobile Components)	939	24,189
Advanced Drainage Systems, Inc. (Building Products)	712	126,052
AECOM (Construction & Engineering)	1,423	128,938
Affiliated Managers Group, Inc. (Capital Markets)	333	61,811
AGCO Corp. (Machinery)	648	61,184
Agree Realty Corp. (Retail REITs)	1,049	72,350
Alcoa Corp. (Metals & Mining)	1,877	62,016
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,003	24,112
ALLETE, Inc. (Electric Utilities)	603	38,894
Ally Financial, Inc. (Consumer Finance)	2,860	128,729
Altair Engineering, Inc.*—Class A (Software)	595	52,574
Amedisys, Inc.* (Health Care Providers & Services)	341	33,435
American Financial Group, Inc. (Insurance)	684	89,577
American Homes 4 Rent—Class A (Residential REITs)	3,364	121,407
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,080	35,273
Annaly Capital Management, Inc. (Mortgage REITs)	5,232	104,169
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,573	51,308
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,054	88,627
Appfolio, Inc.*—Class A (Software)	219	48,504
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	404	88,149
AptarGroup, Inc. (Containers & Packaging)	692	101,710
Aramark (Hotels, Restaurants & Leisure)	2,750	94,243
Arcadium Lithium PLC* (Chemicals)	10,790	34,312
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	557	68,895
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,299	37,099
ASGN, Inc.* (Professional Services)	480	45,442
Ashland, Inc. (Chemicals)	524	50,645
Aspen Technology, Inc.* (Software)	291	54,693
Associated Banc-Corp. (Banks)	1,550	35,619
Autoliv, Inc. (Automobile Components)	757	76,562
AutoNation, Inc.* (Specialty Retail)	257	49,015
Avantor, Inc.* (Life Sciences Tools & Services)	7,068	189,069
Avient Corp. (Chemicals)	954	43,159
Avis Budget Group, Inc. (Ground Transportation)	190	19,192
Avnet, Inc. (Electronic Equipment, Instruments & Components)	945	50,803
Axalta Coating Systems, Ltd.* (Chemicals)	2,307	82,245
Azenta, Inc.* (Life Sciences Tools & Services)	564	35,132
Bank OZK (Banks)	1,103	51,720
Belden, Inc. (Electronic Equipment, Instruments & Components)	425	39,393

Common Stocks, continued

	Shares	Value
BellRing Brands, Inc.* (Personal Care Products)	1,364	$69,946
Berry Global Group, Inc. (Containers & Packaging)	1,196	78,601
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,985	167,395
BJ's Wholesale Club Holdings, Inc.* (Household Products)	1,390	122,264
Black Hills Corp. (Multi-Utilities)	720	42,516
Blackbaud, Inc.* (Software)	422	33,498
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	705	42,913
Brighthouse Financial, Inc.* (Insurance)	649	32,366
Brixmor Property Group, Inc. (Retail REITs)	3,150	80,231
Bruker Corp. (Life Sciences Tools & Services)	1,018	69,743
Brunswick Corp. (Leisure Products)	707	57,585
Burlington Stores, Inc.* (Specialty Retail)	667	173,633
BWX Technologies, Inc. (Aerospace & Defense)	955	95,013
Cabot Corp. (Chemicals)	577	57,867
CACI International, Inc.*—Class A (Professional Services)	233	107,525
Cadence Bank (Banks)	1,909	62,749
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,219	40,885
Carlisle Cos., Inc. (Building Products)	497	208,033
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	382	23,130
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	387	150,094
Celsius Holdings, Inc.* (Beverages)	1,559	73,008
ChampionX Corp. (Energy Equipment & Services)	1,990	68,177
Chart Industries, Inc.* (Machinery)	440	70,875
Chemed Corp. (Health Care Providers & Services)	158	90,085
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,164	88,848
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	249	31,735
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	650	111,579
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	700	100,492
Ciena Corp.* (Communications Equipment)	1,512	79,743
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	564	73,591
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	962	67,109
Clean Harbors, Inc.* (Commercial Services & Supplies)	525	125,333
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,971	76,305
CNO Financial Group, Inc. (Insurance)	1,132	39,462
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,602	42,405
Coca-Cola Consolidated, Inc. (Beverages)	49	56,149
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,794	89,018
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,387	96,647
Columbia Banking System, Inc. (Banks)	2,189	57,264
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	352	28,758

See accompanying notes to the financial statements.

142 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Comfort Systems USA, Inc. (Construction & Engineering)	373	$123,993
Commerce Bancshares, Inc. (Banks)	1,232	79,723
Commercial Metals Co. (Metals & Mining)	1,210	72,721
CommVault Systems, Inc.* (Software)	453	69,241
Concentrix Corp. (Professional Services)	489	34,475
COPT Defense Properties (Office REITs)	1,176	34,069
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,788	95,604
Coty, Inc.*—Class A (Personal Care Products)	3,811	37,919
Cousins Properties, Inc. (Office REITs)	1,589	43,713
Crane Co. (Machinery)	514	82,456
Crane NXT Co. (Electronic Equipment, Instruments & Components)	508	31,943
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	634	85,191
Crown Holdings, Inc. (Containers & Packaging)	1,247	110,609
CubeSmart (Specialized REITs)	2,352	111,908
Cullen/Frost Bankers, Inc. (Banks)	672	78,664
Curtiss-Wright Corp. (Aerospace & Defense)	400	117,880
Cytokinetics, Inc.* (Biotechnology)	1,198	70,694
Darling Ingredients, Inc.* (Food Products)	1,670	66,349
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,171	58,921
Dick's Sporting Goods, Inc. (Specialty Retail)	608	131,541
Dolby Laboratories, Inc.—Class A (Software)	625	49,225
Donaldson Co., Inc. (Machinery)	1,258	94,124
Doximity, Inc.*—Class A (Health Care Technology)	1,277	35,756
Dropbox, Inc.*—Class A (Software)	2,526	60,422
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,015	76,490
Duolingo, Inc.* (Diversified Consumer Services)	387	66,541
Dynatrace, Inc.* (Software)	2,515	110,459
Eagle Materials, Inc. (Construction Materials)	360	98,028
East West Bancorp, Inc. (Banks)	1,455	127,879
EastGroup Properties, Inc. (Industrial REITs)	503	94,056
elf Beauty, Inc.* (Personal Care Products)	581	100,269
EMCOR Group, Inc. (Construction & Engineering)	492	184,716
Encompass Health Corp. (Health Care Providers & Services)	1,052	97,773
EnerSys (Electrical Equipment)	422	46,390
Enovis Corp.* (Health Care Equipment & Supplies)	522	24,868
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,797	30,675
EPR Properties (Specialized REITs)	791	35,595
Equitable Holdings, Inc. (Financial Services)	3,197	139,422
Equity LifeStyle Properties, Inc. (Residential REITs)	1,950	133,926
Erie Indemnity Co.—Class A (Insurance)	261	115,140
Esab Corp. (Machinery)	594	60,350
Essent Group, Ltd. (Financial Services)	1,116	70,129
Essential Utilities, Inc. (Water Utilities)	2,631	106,950
Euronet Worldwide, Inc.* (Financial Services)	455	46,405
Evercore, Inc. (Capital Markets)	370	92,644
Exelixis, Inc.* (Biotechnology)	3,045	71,405
ExlService Holdings, Inc.* (Professional Services)	1,698	59,871
Exponent, Inc. (Professional Services)	530	56,222

Common Stocks, continued

	Shares	Value
F.N.B. Corp. (Banks)	3,761	$57,694
Federated Hermes, Inc. (Capital Markets)	839	28,803
Fidelity National Financial, Inc. (Insurance)	2,713	150,327
First American Financial Corp. (Insurance)	1,084	65,669
First Financial Bankshares, Inc. (Banks)	1,344	51,690
First Horizon Corp. (Banks)	5,718	95,662
First Industrial Realty Trust, Inc. (Industrial REITs)	1,384	75,732
FirstCash Holdings, Inc. (Consumer Finance)	390	43,524
Five Below, Inc.* (Specialty Retail)	577	41,971
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	1,119	109,662
Flowers Foods, Inc. (Food Products)	2,009	45,243
Flowserve Corp. (Machinery)	1,376	69,557
Fluor Corp.* (Construction & Engineering)	1,789	86,051
Fortune Brands Innovations, Inc. (Building Products)	1,308	105,699
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,339	68,533
FTI Consulting, Inc.* (Professional Services)	366	79,777
GameStop Corp.*—Class A (Specialty Retail)	2,817	63,861
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,839	142,518
GATX Corp. (Trading Companies & Distributors)	373	52,034
Genpact, Ltd. (Professional Services)	1,731	60,014
Gentex Corp. (Automobile Components)	2,416	75,041
Glacier Bancorp, Inc. (Banks)	1,185	52,981
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,178	84,768
Graco, Inc. (Machinery)	1,769	150,452
Graham Holdings Co.—Class B (Diversified Consumer Services)	36	27,895
Grand Canyon Education, Inc.* (Diversified Consumer Services)	306	47,721
Graphic Packaging Holding Co. (Containers & Packaging)	3,212	96,681
Greif, Inc.—Class A (Containers & Packaging)	270	18,004
GXO Logistics, Inc.* (Air Freight & Logistics)	1,249	69,919
H&R Block, Inc. (Diversified Consumer Services)	1,459	84,534
Haemonetics Corp.* (Health Care Equipment & Supplies)	531	47,817
Halozyme Therapeutics, Inc.* (Biotechnology)	1,331	73,551
Hancock Whitney Corp. (Banks)	905	49,531
Harley-Davidson, Inc. (Automobiles)	1,280	48,000
Healthcare Realty Trust, Inc. (Health Care REITs)	3,957	69,999
HealthEquity, Inc.* (Health Care Providers & Services)	910	71,417
Helen of Troy, Ltd.* (Household Durables)	249	14,718
Hexcel Corp. (Aerospace & Defense)	869	57,536
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,567	80,653
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	715	30,895
Home BancShares, Inc. (Banks)	1,948	55,187
Houlihan Lokey, Inc. (Capital Markets)	547	82,187
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	472	69,540
IDACORP, Inc. (Electric Utilities)	530	51,808

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 143

Common Stocks, continued

	Shares	Value
Illumina, Inc.* (Life Sciences Tools & Services)	1,665	$204,128
Independence Realty Trust, Inc. (Residential REITs)	2,349	43,809
Ingredion, Inc. (Food Products)	686	85,318
Insperity, Inc. (Professional Services)	374	38,417
Interactive Brokers Group, Inc. (Capital Markets)	1,120	133,582
International Bancshares Corp. (Banks)	559	37,699
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	300	24,120
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,270	36,449
ITT, Inc. (Machinery)	860	121,656
Janus Henderson Group PLC (Capital Markets)	1,342	49,963
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	659	72,655
Jefferies Financial Group, Inc. (Capital Markets)	1,774	103,726
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	497	124,697
KB Home (Household Durables)	769	66,196
KBR, Inc. (Professional Services)	1,403	93,426
Kemper Corp. (Insurance)	632	40,486
Kilroy Realty Corp. (Office REITs)	1,117	41,295
Kinsale Capital Group, Inc. (Insurance)	231	105,583
Kirby Corp.* (Marine Transportation)	610	74,957
Kite Realty Group Trust (Retail REITs)	2,295	56,595
Knife River Corp.* (Construction Materials)	592	47,076
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,690	91,987
Kyndryl Holdings, Inc.* (IT Services)	2,406	64,649
Lamar Advertising Co.—Class A (Specialized REITs)	918	110,031
Lancaster Colony Corp. (Food Products)	213	41,122
Landstar System, Inc. (Ground Transportation)	374	71,154
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	724	75,897
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,438	76,214
Lear Corp. (Automobile Components)	594	72,492
Lennox International, Inc. (Building Products)	335	195,473
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	943	101,090
Lincoln Electric Holdings, Inc. (Machinery)	595	122,219
Lithia Motors, Inc. (Specialty Retail)	287	79,307
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	259	69,181
LivaNova PLC* (Health Care Equipment & Supplies)	566	27,960
Louisiana-Pacific Corp. (Paper & Forest Products)	666	65,375
Lumentum Holdings, Inc.* (Communications Equipment)	707	36,608
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	573	57,827
Macy's, Inc. (Broadline Retail)	2,877	49,715
Manhattan Associates, Inc.* (Software)	644	164,465
ManpowerGroup, Inc. (Professional Services)	499	38,213
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	341	28,842

Common Stocks, continued

	Shares	Value
Masimo Corp.* (Health Care Equipment & Supplies)	466	$49,853
MasTec, Inc.* (Construction & Engineering)	635	69,869
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,213	74,575
Mattel, Inc.* (Leisure Products)	3,597	69,386
Maximus, Inc. (Professional Services)	635	58,985
MDU Resources Group, Inc. (Construction & Engineering)	2,132	57,436
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	246	94,100
MGIC Investment Corp. (Financial Services)	2,787	69,229
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	660	83,094
Morningstar, Inc. (Capital Markets)	272	86,401
MP Materials Corp.*(a) (Metals & Mining)	1,401	18,942
MSA Safety, Inc. (Commercial Services & Supplies)	387	73,008
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	477	42,429
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,515	62,691
Murphy USA, Inc. (Specialty Retail)	197	99,469
National Fuel Gas Co. (Gas Utilities)	961	56,304
National Storage Affiliates Trust (Specialized REITs)	729	31,034
Neogen Corp.* (Health Care Equipment & Supplies)	2,061	35,099
Neurocrine Biosciences, Inc.* (Biotechnology)	1,052	148,932
New Jersey Resources Corp. (Gas Utilities)	1,033	48,293
New York Community Bancorp, Inc.* (Banks)	2,717	28,583
NewMarket Corp. (Chemicals)	72	40,383
Nexstar Media Group, Inc. (Media)	326	60,242
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,284	63,096
NNN REIT, Inc. (Retail REITs)	1,916	86,008
Nordstrom, Inc. (Broadline Retail)	1,025	23,401
Northwestern Energy Group, Inc. (Multi-Utilities)	641	34,467
NOV, Inc. (Energy Equipment & Services)	4,135	86,091
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	376	68,124
nVent Electric PLC (Electrical Equipment)	1,735	126,013
OGE Energy Corp. (Electric Utilities)	2,097	81,300
Old National Bancorp (Banks)	3,301	66,086
Old Republic International Corp. (Insurance)	2,643	91,501
Olin Corp. (Chemicals)	1,248	56,921
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	641	62,587
Omega Healthcare Investors, Inc. (Health Care REITs)	2,583	94,021
ONE Gas, Inc. (Gas Utilities)	591	41,151
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	515	98,520
Option Care Health, Inc.* (Health Care Providers & Services)	1,817	53,947
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	562	43,634
Oshkosh Corp. (Machinery)	684	74,317
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,603	120,884
Owens Corning (Building Products)	905	168,674

See accompanying notes to the financial statements.

144 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,201	$33,147
Paylocity Holding Corp.* (Professional Services)	454	68,132
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,103	44,947
Penske Automotive Group, Inc. (Specialty Retail)	203	35,344
Penumbra, Inc.* (Health Care Equipment & Supplies)	406	67,839
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,627	112,263
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,369	82,360
Perrigo Co. PLC (Pharmaceuticals)	1,425	40,285
Pilgrim's Pride Corp.* (Food Products)	421	17,358
Pinnacle Financial Partners, Inc. (Banks)	800	77,056
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	915	67,436
Polaris, Inc. (Leisure Products)	556	46,304
Portland General Electric Co. (Electric Utilities)	1,077	51,028
Post Holdings, Inc.* (Food Products)	526	57,523
PotlatchDeltic Corp. (Specialized REITs)	831	36,863
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	593	43,313
Primerica, Inc. (Insurance)	360	90,637
Progyny, Inc.* (Health Care Providers & Services)	866	24,421
Prosperity Bancshares, Inc. (Banks)	1,003	72,738
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	3,195	191,476
PVH Corp. (Textiles, Apparel & Luxury Goods)	592	60,378
Qualys, Inc.* (Software)	386	57,568
R1 RCM, Inc.* (Health Care Providers & Services)	2,070	26,662
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,127	57,973
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,536	79,199
Rayonier, Inc. (Specialized REITs)	1,432	43,433
RB Global, Inc. (Commercial Services & Supplies)	1,921	152,969
RBC Bearings, Inc.* (Machinery)	303	88,125
Regal Rexnord Corp. (Electrical Equipment)	695	111,673
Reinsurance Group of America, Inc. (Insurance)	688	155,095
Reliance, Inc. (Metals & Mining)	600	182,735
RenaissanceRe Holdings, Ltd. (Insurance)	553	128,246
Repligen Corp.* (Life Sciences Tools & Services)	543	90,871
Rexford Industrial Realty, Inc. (Industrial REITs)	2,272	113,851
RH* (Specialty Retail)	161	46,703
RLI Corp. (Insurance)	420	63,248
Roivant Sciences, Ltd.* (Biotechnology)	3,539	38,398
Royal Gold, Inc. (Metals & Mining)	687	94,888
RPM International, Inc. (Chemicals)	1,346	163,484
Ryan Specialty Holdings, Inc. (Insurance)	1,071	65,963
Ryder System, Inc. (Ground Transportation)	458	64,193
Sabra Health Care REIT, Inc. (Health Care REITs)	2,421	39,293
Saia, Inc.* (Ground Transportation)	278	116,162

Common Stocks, continued

	Shares	Value
Sarepta Therapeutics, Inc.* (Biotechnology)	988	$140,533
Science Applications International Corp. (Professional Services)	536	66,678
SEI Investments Co. (Capital Markets)	1,044	70,825
Selective Insurance Group, Inc. (Insurance)	635	57,353
Sensata Technologies Holding PLC (Electrical Equipment)	1,576	61,448
Service Corp. International (Diversified Consumer Services)	1,522	121,623
Silgan Holdings, Inc. (Containers & Packaging)	849	43,664
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	333	40,003
Simpson Manufacturing Co., Inc. (Building Products)	441	84,712
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,384	90,140
SLM Corp. (Consumer Finance)	2,297	52,119
Sonoco Products Co. (Containers & Packaging)	1,028	55,430
Sotera Health Co.* (Life Sciences Tools & Services)	1,302	18,059
SouthState Corp. (Banks)	797	78,879
Southwest Gas Holdings, Inc. (Gas Utilities)	629	46,647
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	11,529	74,362
Spire, Inc. (Gas Utilities)	603	40,154
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,050	104,885
STAG Industrial, Inc. (Industrial REITs)	1,903	77,661
Starwood Property Trust, Inc. (Mortgage REITs)	3,138	62,603
Stericycle, Inc.* (Commercial Services & Supplies)	970	56,794
Stifel Financial Corp. (Capital Markets)	1,071	94,966
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	413	36,063
Synovus Financial Corp. (Banks)	1,531	71,574
Taylor Morrison Home Corp.* (Household Durables)	1,105	74,123
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	812	96,767
TEGNA, Inc. (Media)	1,773	28,244
Tempur Sealy International, Inc. (Household Durables)	1,815	95,015
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,021	152,843
Teradata Corp.* (Software)	1,011	32,777
Terex Corp. (Machinery)	704	44,535
Tetra Tech, Inc. (Commercial Services & Supplies)	559	119,201
Texas Capital Bancshares, Inc.* (Banks)	487	32,191
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	195	164,757
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	699	122,052
The Boston Beer Co., Inc.*—Class A (Beverages)	95	26,620
The Brink's Co. (Commercial Services & Supplies)	465	51,145
The Carlyle Group, Inc. (Capital Markets)	2,257	112,263
The Chemours Co. (Chemicals)	1,556	37,609
The Gap, Inc. (Specialty Retail)	2,264	53,159

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 145

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,977	$34,831
The Hanover Insurance Group, Inc. (Insurance)	376	51,696
The Middleby Corp.* (Machinery)	562	76,196
The New York Times Co.—Class A (Media)	1,710	91,639
The Scotts Miracle-Gro Co. (Chemicals)	440	34,584
The Timken Co. (Machinery)	677	58,865
The Toro Co. (Machinery)	1,092	104,537
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,738	29,424
The Western Union Co. (Financial Services)	3,538	42,067
Thor Industries, Inc. (Automobiles)	558	59,226
TKO Group Holdings, Inc. (Entertainment)	616	67,359
Toll Brothers, Inc. (Household Durables)	1,089	155,411
TopBuild Corp.* (Household Durables)	331	158,397
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	745	34,337
Trex Co., Inc.* (Building Products)	1,136	95,004
TXNM Energy, Inc. (Electric Utilities)	943	39,210
UFP Industries, Inc. (Building Products)	646	85,227
UGI Corp. (Gas Utilities)	2,192	54,318
UMB Financial Corp. (Banks)	458	46,725
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,974	13,759
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,996	13,553
United Bankshares, Inc. (Banks)	1,409	54,852
United States Steel Corp. (Metals & Mining)	2,339	96,110
United Therapeutics Corp.* (Biotechnology)	464	145,367
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	456	101,515
Unum Group (Insurance)	1,861	107,063
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,365	128,632
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	397	72,258
Valaris, Ltd.* (Energy Equipment & Services)	651	51,162
Valley National Bancorp (Banks)	4,472	37,565
Valmont Industries, Inc. (Construction & Engineering)	211	62,954
Valvoline, Inc.* (Specialty Retail)	1,347	62,636
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,308	31,797
Visteon Corp.* (Automobile Components)	289	33,391
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,614	63,317
Vornado Realty Trust (Office REITs)	1,672	50,144
Voya Financial, Inc. (Financial Services)	1,052	76,512
Warner Music Group Corp.—Class A (Entertainment)	1,480	44,415
Watsco, Inc. (Trading Companies & Distributors)	334	163,490
Watts Water Technologies, Inc.—Class A (Machinery)	287	59,558
Weatherford International PLC* (Energy Equipment & Services)	765	90,163
Webster Financial Corp. (Banks)	1,792	88,919
WESCO International, Inc. (Trading Companies & Distributors)	457	79,952
Westlake Corp. (Chemicals)	336	49,681
WEX, Inc.* (Financial Services)	438	80,351

Common Stocks, continued

	Shares	Value
Whirlpool Corp. (Household Durables)	571	$58,225
Williams-Sonoma, Inc. (Specialty Retail)	1,343	207,735
Wingstop, Inc. (Hotels, Restaurants & Leisure)	307	114,781
Wintrust Financial Corp. (Banks)	681	73,684
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,315	24,788
Woodward, Inc. (Aerospace & Defense)	636	99,210
WP Carey, Inc. (Diversified REITs)	2,288	132,269
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	842	63,756
XPO, Inc.* (Ground Transportation)	1,216	139,706
YETI Holdings, Inc.* (Leisure Products)	891	36,843
Ziff Davis, Inc.* (Interactive Media & Services)	482	23,078
Zions Bancorp NA (Banks)	1,544	79,778
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	2,972	33,762
TOTAL COMMON STOCKS (Cost $17,002,272)		29,594,405

Repurchase Agreements(b)(c) (37.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $17,760,564	$17,758,000	$17,758,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,758,000)		17,758,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.22%(e)	47,809	$47,809
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $47,809)		47,809
TOTAL INVESTMENT SECURITIES (Cost $34,808,081)—99.2%		47,400,214
Net other assets (liabilities)—0.8%		365,920
NET ASSETS—100.0%		$47,766,134

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2024. The total value of securities on loan as of July 31, 2024 was $46,291.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $7,302,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on July 31, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

146 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	23	9/23/24	$7,176,230	$285,728

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/24	5.98%	$21,986,276	$192,775
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/24	5.75%	12,331,602	117,652
				$34,317,878	$310,427
S&P MidCap 400	UBS AG	8/27/24	5.68%	$16,819,515	$150,019
SPDR S&P MidCap 400 ETF	UBS AG	8/27/24	5.63%	7,554,337	72,123
				$24,373,852	$222,142
				$58,691,730	$532,569

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 147

UltraMid-Cap ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$369,639	0.8%
Air Freight & Logistics	69,919	0.1%
Automobile Components	316,506	0.7%
Automobiles	107,226	0.2%
Banks	1,702,693	3.6%
Beverages	155,777	0.3%
Biotechnology	893,374	1.9%
Broadline Retail	135,703	0.3%
Building Products	1,131,997	2.4%
Capital Markets	917,171	1.9%
Chemicals	650,890	1.4%
Commercial Services & Supplies	578,450	1.2%
Communications Equipment	116,351	0.2%
Construction & Engineering	713,957	1.5%
Construction Materials	145,104	0.3%
Consumer Finance	224,372	0.5%
Consumer Staples Distribution & Retail	495,874	1.0%
Containers & Packaging	504,699	1.1%
Diversified Consumer Services	348,314	0.7%
Diversified REITs	132,269	0.3%
Diversified Telecommunication Services	104,982	0.2%
Electric Utilities	262,240	0.5%
Electrical Equipment	488,801	1.0%
Electronic Equipment, Instruments & Components	730,005	1.5%
Energy Equipment & Services	295,593	0.6%
Entertainment	111,774	0.2%
Financial Services	524,115	1.1%
Food Products	312,913	0.7%
Gas Utilities	286,867	0.6%
Ground Transportation	502,394	1.0%
Health Care Equipment & Supplies	503,697	1.1%
Health Care Providers & Services	613,488	1.3%
Health Care REITs	203,313	0.4%
Health Care Technology	35,756	0.1%
Hotel & Resort REITs	33,147	0.1%
Hotels, Restaurants & Leisure	1,003,794	2.1%
Household Durables	622,085	1.3%
Household Products	122,264	0.3%
Independent Power and Renewable Electricity Producers	43,634	0.1%

	Value	% of Net Assets
Industrial REITs	$361,300	0.8%
Insurance	1,449,412	3.0%
Interactive Media & Services	56,840	0.1%
IT Services	64,649	0.1%
Leisure Products	210,118	0.4%
Life Sciences Tools & Services	701,102	1.5%
Machinery	1,339,007	2.8%
Marine Transportation	74,957	0.2%
Media	180,124	0.4%
Metals & Mining	603,717	1.3%
Mortgage REITs	166,772	0.3%
Multi-Utilities	76,983	0.2%
Office REITs	169,221	0.4%
Oil, Gas & Consumable Fuels	1,310,794	2.7%
Paper & Forest Products	65,375	0.1%
Personal Care Products	208,134	0.4%
Pharmaceuticals	112,939	0.2%
Professional Services	807,177	1.7%
Real Estate Management & Development	124,697	0.3%
Residential REITs	299,142	0.6%
Retail REITs	295,184	0.6%
Semiconductors & Semiconductor Equipment	752,285	1.6%
Software	733,426	1.5%
Specialized REITs	511,382	1.1%
Specialty Retail	1,232,643	2.6%
Technology Hardware, Storage & Peripherals	191,476	0.4%
Textiles, Apparel & Luxury Goods	355,794	0.7%
Trading Companies & Distributors	521,658	1.1%
Water Utilities	106,950	0.2%
Other**	18,171,729	38.1%
Total	$47,766,134	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

148 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (75.2%)

	Shares	Value
Adobe, Inc.* (Software)	22,090	$12,185,949
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	79,700	11,515,056
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	21,771	3,038,361
Alphabet, Inc.—Class A (Interactive Media & Services)	112,140	19,236,496
Alphabet, Inc.—Class C (Interactive Media & Services)	107,233	18,567,394
Amazon.com, Inc.* (Broadline Retail)	198,671	37,147,503
American Electric Power Co., Inc. (Electric Utilities)	25,993	2,550,433
Amgen, Inc. (Biotechnology)	26,452	8,794,495
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	24,468	5,661,406
ANSYS, Inc.* (Software)	4,305	1,350,177
Apple, Inc. (Technology Hardware, Storage & Peripherals)	292,743	65,012,366
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	40,826	8,663,277
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	5,829	840,367
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,488	4,203,910
AstraZeneca PLCADR (Pharmaceuticals)	28,713	2,272,634
Atlassian Corp.*—Class A (Software)	7,854	1,386,781
Autodesk, Inc.* (Software)	10,625	2,629,900
Automatic Data Processing, Inc. (Professional Services)	20,181	5,299,934
Baker Hughes Co. (Energy Equipment & Services)	49,212	1,905,489
Biogen, Inc.* (Biotechnology)	7,179	1,530,563
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,673	6,215,212
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	228,510	36,716,987
Cadence Design Systems, Inc.* (Software)	13,419	3,591,730
CDW Corp. (Electronic Equipment, Instruments & Components)	6,627	1,445,415
Charter Communications, Inc.*—Class A (Media)	7,101	2,696,392
Cintas Corp. (Commercial Services & Supplies)	5,003	3,821,992
Cisco Systems, Inc. (Communications Equipment)	198,659	9,625,029
Coca-Cola Europacific Partners PLC (Beverages)	22,643	1,670,374
Cognizant Technology Solutions Corp.—Class A (IT Services)	24,517	1,855,446
Comcast Corp.—Class A (Media)	193,007	7,965,398
Constellation Energy Corp. (Electric Utilities)	15,544	2,950,251
Copart, Inc.* (Commercial Services & Supplies)	47,452	2,483,163
CoStar Group, Inc.* (Real Estate Management & Development)	20,143	1,571,557
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	21,869	17,976,319
Crowdstrike Holdings, Inc.*—Class A (Software)	11,375	2,638,545
CSX Corp. (Ground Transportation)	96,397	3,383,534

Common Stocks, continued

	Shares	Value
Datadog, Inc.*—Class A (Software)	15,211	$1,771,169
Dexcom, Inc.* (Health Care Equipment & Supplies)	19,610	1,329,950
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	8,794	1,779,114
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	10,757	1,122,385
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	18,821	2,083,861
Electronic Arts, Inc. (Entertainment)	13,135	1,982,597
Exelon Corp. (Electric Utilities)	49,312	1,834,406
Fastenal Co. (Trading Companies & Distributors)	28,233	1,997,485
Fortinet, Inc.* (Software)	37,671	2,186,425
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	22,509	1,904,937
Gilead Sciences, Inc. (Biotechnology)	61,433	4,672,594
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	27,198	1,387,370
Honeywell International, Inc. (Industrial Conglomerates)	32,109	6,574,318
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,073	1,939,237
Illumina, Inc.* (Life Sciences Tools & Services)	7,856	963,146
Intel Corp. (Semiconductors & Semiconductor Equipment)	209,912	6,452,695
Intuit, Inc. (Software)	13,784	8,923,072
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	17,490	7,776,229
Keurig Dr Pepper, Inc. (Beverages)	66,843	2,291,378
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,639	5,464,362
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,447	5,939,234
Linde PLC (Chemicals)	23,703	10,749,311
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,956	1,540,579
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	14,084	3,201,293
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	42,683	2,858,907
MercadoLibre, Inc.* (Broadline Retail)	2,499	4,170,581
Meta Platforms, Inc.—Class A (Interactive Media & Services)	66,558	31,603,735
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,474	2,350,362
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	54,603	5,996,501
Microsoft Corp. (Software)	141,890	59,359,681
Moderna, Inc.* (Biotechnology)	18,898	2,253,020
Mondelez International, Inc.—Class A (Food Products)	66,142	4,520,806
MongoDB, Inc.* (IT Services)	3,616	912,534
Monster Beverage Corp.* (Beverages)	51,368	2,642,884
Netflix, Inc.* (Entertainment)	21,247	13,350,552
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	469,605	54,953,176

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 149

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	12,608	$3,317,921
Old Dominion Freight Line, Inc. (Ground Transportation)	10,714	2,251,869
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	21,216	1,660,152
O'Reilly Automotive, Inc.* (Specialty Retail)	2,905	3,272,018
PACCAR, Inc. (Machinery)	25,845	2,549,868
Palo Alto Networks, Inc.* (Software)	15,965	5,184,314
Paychex, Inc. (Professional Services)	17,750	2,272,355
PayPal Holdings, Inc.* (Financial Services)	51,581	3,392,998
PDD Holdings, Inc.*ADR (Broadline Retail)	32,936	4,245,121
PepsiCo, Inc. (Beverages)	67,790	11,705,299
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	55,029	9,957,498
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,343	5,766,112
Roper Technologies, Inc. (Software)	5,279	2,875,735
Ross Stores, Inc. (Specialty Retail)	16,534	2,368,165
Starbucks Corp. (Hotels, Restaurants & Leisure)	55,861	4,354,365
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,896	2,031,978
Synopsys, Inc.* (Software)	7,555	4,218,108
Take-Two Interactive Software, Inc.* (Entertainment)	8,451	1,272,129
Tesla, Inc.* (Automobiles)	92,158	21,387,107
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	44,894	9,149,846
The Kraft Heinz Co. (Food Products)	59,878	2,108,304
The Trade Desk, Inc.*—Class A (Media)	21,953	1,973,136
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	57,784	10,532,868
Verisk Analytics, Inc. (Professional Services)	7,035	1,841,411
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,724	6,307,541
Warner Bros. Discovery, Inc.* (Entertainment)	120,826	1,045,145
Workday, Inc.*—Class A (Software)	10,454	2,374,312
Xcel Energy, Inc. (Electric Utilities)	27,399	1,596,814
Zscaler, Inc.* (Software)	7,389	1,325,217
TOTAL COMMON STOCKS (Cost $261,097,173)		723,577,427

Repurchase Agreements(a)(b) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $230,722,308	$230,689,000	$230,689,000
TOTAL REPURCHASE AGREEMENTS (Cost $230,689,000)		230,689,000
TOTAL INVESTMENT SECURITIES (Cost $491,786,173)—99.2%		954,266,427
Net other assets (liabilities)—0.8%		7,426,003
NET ASSETS—100.0%		$961,692,430

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $153,088,000.

ADR  American Depositary Receipt

NYS  New York Shares

See accompanying notes to the financial statements.

150 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	111	9/23/24	$43,301,655	$(877,474)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/24	5.88%	$147,437,577	$2,028,552
Nasdaq-100 Index	Goldman Sachs International	8/27/24	6.08%	623,331,613	9,245,206
				$770,769,190	$11,273,758
Invesco QQQ Trust, Series 1 ETF	UBS AG	8/27/24	5.83%	$134,061,982	$1,997,789
Nasdaq-100 Index	UBS AG	8/27/24	6.13%	251,812,275	3,875,695
				$385,874,257	$5,873,484
				$1,156,643,447	$17,147,242

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Automobiles	$21,387,107	2.2%
Beverages	18,309,935	1.9%
Biotechnology	29,324,326	3.0%
Broadline Retail	45,563,206	4.7%
Chemicals	10,749,310	1.1%
Commercial Services & Supplies	6,305,155	0.7%
Communications Equipment	9,625,029	1.0%
Consumer Staples Distribution & Retail	19,098,703	2.0%
Electric Utilities	8,931,904	0.9%
Electronic Equipment, Instruments & Components	1,445,415	0.1%
Energy Equipment & Services	1,905,489	0.2%
Entertainment	17,650,423	1.8%
Financial Services	3,392,998	0.4%
Food Products	6,629,110	0.7%
Ground Transportation	5,635,403	0.6%
Health Care Equipment & Supplies	12,950,353	1.3%
Hotels, Restaurants & Leisure	18,893,092	2.0%
Industrial Conglomerates	6,574,318	0.7%
Interactive Media & Services	69,407,625	7.2%
IT Services	2,767,980	0.3%
Life Sciences Tools & Services	963,146	0.1%
Machinery	2,549,868	0.3%

	Value	% of Net Assets
Media	$12,634,926	1.3%
Oil, Gas & Consumable Fuels	1,779,114	0.2%
Pharmaceuticals	2,272,634	0.2%
Professional Services	9,413,700	1.0%
Real Estate Management & Development	1,571,557	0.2%
Semiconductors & Semiconductor Equipment	177,089,028	18.4%
Software	112,001,115	11.6%
Specialty Retail	5,640,183	0.6%
Technology Hardware, Storage & Peripherals	67,044,344	7.0%
Textiles, Apparel & Luxury Goods	1,540,579	0.2%
Trading Companies & Distributors	1,997,485	0.2%
Wireless Telecommunication Services	10,532,867	1.1%
Other**	238,115,003	24.8%
Total	$961,692,430	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 151

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $990,143	$990,000	$990,000
TOTAL REPURCHASE AGREEMENTS (Cost $990,000)		990,000
TOTAL INVESTMENT SECURITIES (Cost $990,000)—100.3%		990,000
Net other assets (liabilities)—(0.3)%		(2,803)
NET ASSETS—100.0%		$987,197

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $130,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/27/24	(4.98)%	$(732,390)	$4,586
S&P China Select ADR Index (USD)	UBS AG	8/27/24	(4.08)%	(1,242,283)	3,715
				$(1,974,673)	$8,301

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

152 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (95.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,865,269	$1,865,000	$1,865,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,865,000)		1,865,000
TOTAL INVESTMENT SECURITIES (Cost $1,865,000)—95.2%		1,865,000
Net other assets (liabilities)—4.8%		93,528
NET ASSETS—100.0%		$1,958,528

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $599,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/24	(5.83)%	$(2,048,021)	$(13,389)
Dow Jones Industrial Average	UBS AG	8/27/24	(5.18)%	(1,861,982)	(12,002)
				$(3,910,003)	$(25,391)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 153

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $361,052	$361,000	$361,000
TOTAL REPURCHASE AGREEMENTS (Cost $361,000)		361,000
TOTAL INVESTMENT SECURITIES (Cost $361,000)—99.8%		361,000
Net other assets (liabilities)—0.2%		860
NET ASSETS—100.0%		$361,860

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $98,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/24	(5.13)%	$(393,061)	$(2,968)
S&P Emerging 50 ADR Index (USD)	UBS AG	8/27/24	(4.83)%	(332,766)	(4,538)
				$(725,827)	$(7,506)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

154 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (81.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,721,248	$1,721,000	$1,721,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,721,000)		1,721,000
TOTAL INVESTMENT SECURITIES (Cost $1,721,000)—81.9%		1,721,000
Net other assets (liabilities)—18.1%		379,395
NET ASSETS—100.0%		$2,100,395

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $101,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/24	(5.28)%	$(1,437,849)	$(15,158)
MSCI EAFE Index	UBS AG	8/27/24	(5.03)%	(2,769,725)	(40,838)
				$(4,207,574)	$(55,996)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).
See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 155

Repurchase Agreements(a)(b) (86.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,129,163	$1,129,000	$1,129,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,129,000)		1,129,000
TOTAL INVESTMENT SECURITIES (Cost $1,129,000)—86.6%		1,129,000
Net other assets (liabilities)—13.4%		175,143
NET ASSETS—100.0%		$1,304,143

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $85,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	11	9/13/24	$(2,128,500)	$101,190

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/24	(5.58)%	$(482,548)	$(4,538)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

156 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (82.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $1,234,178	$1,234,000	$1,234,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,234,000)		1,234,000
TOTAL INVESTMENT SECURITIES (Cost $1,234,000)—82.5%		1,234,000
Net other assets (liabilities)—17.5%		261,692
NET ASSETS—100.0%		$1,495,692

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $158,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/24	(4.98)%	$(1,056,501)	$(7,089)
S&P Latin America 35 ADR Index (USD)	UBS AG	8/27/24	(4.83)%	(1,952,799)	(9,410)
				$(3,009,300)	$(16,499)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 157

Repurchase Agreements(a)(b) (110.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $613,088	$613,000	$613,000
TOTAL REPURCHASE AGREEMENTS (Cost $613,000)		613,000
TOTAL INVESTMENT SECURITIES (Cost $613,000)—110.7%		613,000
Net other assets (liabilities)—(10.7)%		(59,461)
NET ASSETS—100.0%		$553,539

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $228,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/24	(5.58)%	$(383,858)	$(4,727)
S&P MidCap 400	UBS AG	8/27/24	(5.33)%	(723,104)	(6,463)
				$(1,106,962)	$(11,190)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

158 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $9,859,423	$9,858,000	$9,858,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,858,000)		9,858,000
TOTAL INVESTMENT SECURITIES (Cost $9,858,000)—99.9%		9,858,000
Net other assets (liabilities)—0.1%		6,607
NET ASSETS—100.0%		$9,864,607

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $3,785,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	6	9/23/24	$(2,340,630)	$30,216

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/24	(5.83)%	$(1,839,433)	$32,947
Nasdaq-100 Index	UBS AG	8/27/24	(5.48)%	(15,431,857)	(238,063)
				$(17,271,290)	$(205,116)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 159

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $2,799,404	$2,799,000	$2,799,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,799,000)		2,799,000
TOTAL INVESTMENT SECURITIES (Cost $2,799,000)—95.7%		2,799,000
Net other assets (liabilities)—4.3%		125,416
NET ASSETS—100.0%		$2,924,416

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $900,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	9/23/24	$(568,250)	$1,240

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/24	(5.48)%	$(1,763,003)	$(9,817)
Russell 2000 Index	UBS AG	8/27/24	(5.18)%	(3,476,408)	(28,712)
				$(5,239,411)	$(38,529)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

160 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (58.0%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	324	$3,357
1st Source Corp. (Banks)	230	14,617
1stdibs.com, Inc.* (Broadline Retail)	319	1,461
2seventy bio, Inc.* (Biotechnology)	614	2,898
374Water, Inc.* (Machinery)	820	992
3D Systems Corp.* (Machinery)	1,599	5,836
4D Molecular Therapeutics, Inc.* (Biotechnology)	626	11,099
89bio, Inc.* (Biotechnology)	1,017	9,316
8x8, Inc.* (Software)	1,468	4,521
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	298	1,696
a.k.a. Brands Holding Corp.* (Specialty Retail)	8	138
A10 Networks, Inc. (Software)	890	11,650
AAR Corp.* (Aerospace & Defense)	433	27,972
Abercrombie & Fitch Co.* (Specialty Retail)	631	93,059
ABM Industries, Inc. (Commercial Services & Supplies)	794	44,116
Absci Corp.* (Biotechnology)	1,003	4,413
Acacia Research Corp.* (Financial Services)	474	2,536
Academy Sports & Outdoors, Inc. (Specialty Retail)	908	49,096
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,502	28,568
Acadia Realty Trust (Retail REITs)	1,268	27,440
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	658	8,028
ACCO Brands Corp. (Commercial Services & Supplies)	1,174	5,999
Accolade, Inc.* (Health Care Providers & Services)	930	3,813
Accuray, Inc.* (Health Care Equipment & Supplies)	1,204	2,215
ACELYRIN, Inc.* (Biotechnology)	916	5,496
Achieve Life Sciences, Inc.* (Biotechnology)	432	2,151
ACI Worldwide, Inc.* (Software)	1,324	57,237
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	640	11,488
ACNB Corp. (Banks)	104	4,314
Acrivon Therapeutics, Inc.* (Biotechnology)	148	1,240
Actinium Pharmaceuticals, Inc.* (Biotechnology)	377	2,609
Acumen Pharmaceuticals, Inc.* (Biotechnology)	527	1,739
Acushnet Holdings Corp. (Leisure Products)	364	26,419
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	1,858	31,735
AdaptHealth Corp.* (Health Care Providers & Services)	1,278	14,518
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,454	6,616
ADC Therapeutics SA* (Biotechnology)	879	2,918
Addus HomeCare Corp.* (Health Care Providers & Services)	198	24,029
Adeia, Inc. (Software)	1,366	16,051
Adient PLC* (Automobile Components)	1,141	29,392
ADMA Biologics, Inc.* (Biotechnology)	2,827	34,716

Common Stocks, continued

	Shares	Value
Adtalem Global Education, Inc.* (Diversified Consumer Services)	490	$38,421
ADTRAN Holdings, Inc. (Communications Equipment)	989	6,696
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	470	54,694
AdvanSix, Inc. (Chemicals)	321	8,978
Advantage Solutions, Inc.* (Media)	1,344	5,389
Adverum Biotechnologies, Inc.* (Biotechnology)	261	1,937
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	347	6,548
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	455	1,461
Aerovate Therapeutics, Inc.* (Biotechnology)	169	308
AeroVironment, Inc.* (Aerospace & Defense)	329	58,739
AerSale Corp.* (Aerospace & Defense)	421	2,838
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	286	1,038
AFC Gamma, Inc. (Mortgage REITs)	212	1,902
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	361	2,787
Agenus, Inc.* (Biotechnology)	255	1,540
agilon health, Inc.* (Health Care Providers & Services)	3,873	26,685
Agilysys, Inc.* (Software)	278	31,161
Agios Pharmaceuticals, Inc.* (Biotechnology)	710	32,944
Air Transport Services Group, Inc.* (Air Freight & Logistics)	643	10,378
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	166	825
Airship AI Holdings, Inc.* (Software)	39	155
Akebia Therapeutics, Inc.* (Biotechnology)	2,611	3,603
Akero Therapeutics, Inc.* (Biotechnology)	851	22,747
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	334	825
Alamo Group, Inc. (Machinery)	129	24,861
Alarm.com Holdings, Inc.* (Software)	606	42,753
Albany International Corp. (Machinery)	392	36,683
Aldeyra Therapeutics, Inc.* (Biotechnology)	625	2,463
Alector, Inc.* (Biotechnology)	1,013	6,078
Alerus Financial Corp. (Financial Services)	224	5,029
Alexander & Baldwin, Inc. (Diversified REITs)	914	18,015
Alexander's, Inc. (Retail REITs)	27	6,542
Alico, Inc. (Food Products)	89	2,621
Alight, Inc.*—Class A (Professional Services)	5,963	45,140
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,257	10,986
Alimera Sciences, Inc.* (Pharmaceuticals)	269	1,496
Alkami Technology, Inc.* (Software)	553	18,100
Alkermes PLC* (Biotechnology)	2,114	57,754
Allegiant Travel Co. (Passenger Airlines)	195	10,934
ALLETE, Inc. (Electric Utilities)	729	47,021
Allient, Inc. (Electrical Equipment)	183	5,296

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 161

Common Stocks, continued

	Shares	Value
Allogene Therapeutics, Inc.* (Biotechnology)	1,320	$3,881
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	291	12,047
Alpha Metallurgical Resources, Inc. (Metals & Mining)	138	40,767
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,289	13,019
Alpine Income Property Trust, Inc. (Diversified REITs)	157	2,727
Alta Equipment Group, Inc. (Trading Companies & Distributors)	337	3,539
Altair Engineering, Inc.*—Class A (Software)	718	63,442
AlTi Global, Inc.* (Capital Markets)	423	2,073
Altimmune, Inc.* (Biotechnology)	892	5,673
Alto Neuroscience, Inc.* (Pharmaceuticals)	111	1,197
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	953	4,003
ALX Oncology Holdings, Inc.* (Biotechnology)	415	1,992
Amalgamated Financial Corp. (Banks)	225	7,157
A-Mark Precious Metals, Inc. (Financial Services)	220	8,457
Ambac Financial Group, Inc.* (Insurance)	545	7,189
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	476	25,057
AMC Entertainment Holdings, Inc.* (Entertainment)	3,492	18,543
AMC Networks, Inc.*—Class A (Media)	400	4,452
Amerant Bancorp, Inc. (Banks)	372	8,366
Ameresco, Inc.*—Class A (Construction & Engineering)	404	12,754
American Assets Trust, Inc. (Diversified REITs)	602	15,965
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,443	10,721
American Coastal Insurance Corp.* (Insurance)	303	3,700
American Eagle Outfitters, Inc. (Specialty Retail)	2,289	50,472
American Healthcare REIT, Inc. (Health Care REITs)	816	13,007
American Public Education, Inc.* (Diversified Consumer Services)	197	3,932
American Realty Investors, Inc.* (Real Estate Management & Development)	19	401
American Software, Inc.—Class A (Software)	395	4,321
American States Water Co. (Water Utilities)	468	38,624
American Superconductor Corp.* (Electrical Equipment)	429	10,365
American Vanguard Corp. (Chemicals)	317	3,050
American Woodmark Corp.* (Building Products)	199	20,328
America's Car-Mart, Inc.* (Specialty Retail)	76	5,263
Ameris Bancorp (Banks)	826	50,295
AMERISAFE, Inc. (Insurance)	239	11,348
Ames National Corp. (Banks)	110	2,401
Amicus Therapeutics, Inc.* (Biotechnology)	3,684	37,982

Common Stocks, continued

	Shares	Value
AMMO, Inc.* (Leisure Products)	1,126	$2,049
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	476	32,187
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,998	14,645
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	483	21,020
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	492	3,695
Amplitude, Inc.*—Class A (Software)	959	8,209
Amprius Technologies, Inc.* (Electrical Equipment)	176	211
AnaptysBio, Inc.* (Biotechnology)	246	8,571
Anavex Life Sciences Corp.* (Biotechnology)	914	6,211
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	149	1,877
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	479	3,755
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	232	15,247
Anika Therapeutics, Inc.* (Biotechnology)	184	5,014
Annexon, Inc.* (Biotechnology)	1,057	6,775
Anterix, Inc.* (Diversified Telecommunication Services)	158	6,361
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,232	5,815
Apartment Investment and Management Co.* (Residential REITs)	1,786	15,824
Apogee Enterprises, Inc. (Building Products)	275	18,876
Apogee Therapeutics, Inc.* (Biotechnology)	454	22,110
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,790	19,511
Appian Corp.*—Class A (Software)	506	18,692
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,862	42,329
Applied Digital Corp.* (IT Services)	1,236	6,007
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	483	105,385
Applied Optoelectronics, Inc.* (Communications Equipment)	464	4,431
Applied Therapeutics, Inc.* (Biotechnology)	1,207	7,170
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	932	3,579
Arbor Realty Trust, Inc. (Mortgage REITs)	2,312	31,212
Arbutus Biopharma Corp.* (Biotechnology)	1,751	6,601
Arcadium Lithium PLC* (Chemicals)	13,604	43,261
ArcBest Corp. (Ground Transportation)	296	37,311
Arcellx, Inc.* (Biotechnology)	541	33,439
Arch Resources, Inc. (Metals & Mining)	221	32,388
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	2,931	12,222
Archrock, Inc. (Energy Equipment & Services)	1,938	40,175
Arcosa, Inc. (Construction & Engineering)	609	56,583
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	288	6,756
Arcus Biosciences, Inc.* (Biotechnology)	683	11,208
Arcutis Biotherapeutics, Inc.* (Biotechnology)	1,334	13,433

See accompanying notes to the financial statements.

162 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Ardagh Metal Packaging SA (Containers & Packaging)	1,814	$6,676
Ardelyx, Inc.* (Biotechnology)	2,917	16,189
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	520	11,274
Ares Commercial Real Estate Corp. (Mortgage REITs)	671	5,187
Argan, Inc. (Construction & Engineering)	156	12,313
Arhaus, Inc. (Specialty Retail)	643	9,767
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	336	5,951
Arko Corp. (Specialty Retail)	1,011	6,622
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,195	18,116
Armada Hoffler Properties, Inc. (Diversified REITs)	833	9,896
ARMOUR Residential REIT, Inc. (Mortgage REITs)	616	12,443
Arq, Inc.* (Chemicals)	310	2,027
Array Technologies, Inc.* (Electrical Equipment)	1,917	20,167
ArriVent Biopharma, Inc.* (Biotechnology)	123	2,694
Arrow Financial Corp. (Banks)	206	6,493
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,499	42,811
ARS Pharmaceuticals, Inc.* (Biotechnology)	618	6,718
Arteris, Inc.* (Software)	346	2,834
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	791	34,931
Artivion, Inc.* (Health Care Equipment & Supplies)	498	13,521
Arvinas, Inc.* (Pharmaceuticals)	806	22,173
Asana, Inc.*—Class A (Software)	996	14,492
Asbury Automotive Group, Inc.* (Specialty Retail)	254	68,381
ASGN, Inc.* (Professional Services)	567	53,678
ASP Isotopes, Inc.* (Chemicals)	498	1,320
Aspen Aerogels, Inc.* (Chemicals)	731	14,920
AssetMark Financial Holdings, Inc.* (Capital Markets)	286	9,867
Associated Banc-Corp. (Banks)	1,880	43,202
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	1,481	30,627
Astec Industries, Inc. (Machinery)	286	10,036
Astrana Health, Inc.* (Health Care Providers & Services)	541	28,381
Astria Therapeutics, Inc.* (Biotechnology)	565	6,599
Astronics Corp.* (Aerospace & Defense)	360	8,291
Asure Software, Inc.* (Professional Services)	297	3,059
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	969	3,702
Atkore, Inc. (Electrical Equipment)	461	62,236
Atlanta Braves Holdings, Inc.* (Entertainment)	128	5,878
Atlanta Braves Holdings, Inc.* (Entertainment)	630	27,360
Atlantic Union Bankshares Corp. (Banks)	1,123	46,369
Atlanticus Holdings Corp.* (Consumer Finance)	69	2,468

Common Stocks, continued

	Shares	Value
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	853	$18,118
Atmus Filtration Technologies, Inc. (Automobile Components)	1,052	32,444
ATN International, Inc. (Diversified Telecommunication Services)	133	3,946
Atossa Therapeutics, Inc.* (Biotechnology)	1,588	2,144
AtriCure, Inc.* (Health Care Equipment & Supplies)	594	12,813
Atrion Corp. (Health Care Equipment & Supplies)	17	7,791
AudioEye, Inc.* (Software)	88	2,203
Aura Biosciences, Inc.* (Biotechnology)	582	5,942
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,802	10,596
Aurora Innovation, Inc.* (Software)	10,556	42,224
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	1,160	18,954
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	570	13,634
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	656	2,762
AvePoint, Inc.* (Software)	1,593	17,364
Aviat Networks, Inc.* (Communications Equipment)	143	4,433
Avid Bioservices, Inc.* (Biotechnology)	781	8,154
Avidity Biosciences, Inc.* (Biotechnology)	1,269	57,841
AvidXchange Holdings, Inc.* (Financial Services)	2,182	19,507
Avient Corp. (Chemicals)	1,134	51,302
Avista Corp. (Multi-Utilities)	983	38,514
Avita Medical, Inc.* (Biotechnology)	321	3,146
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	409	51,677
Axogen, Inc.* (Health Care Equipment & Supplies)	532	4,671
Axonics, Inc.* (Health Care Equipment & Supplies)	640	43,827
Axos Financial, Inc.* (Banks)	686	50,085
Axsome Therapeutics, Inc.* (Pharmaceuticals)	457	39,901
AZZ, Inc. (Building Products)	369	29,505
B Riley Financial, Inc. (Capital Markets)	256	4,915
B&G Foods, Inc. (Food Products)	976	8,413
Backblaze, Inc.*—Class A (IT Services)	501	3,317
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	369	76,073
Balchem Corp. (Chemicals)	406	72,048
Bally's Corp.* (Hotels, Restaurants & Leisure)	301	5,186
Banc of California, Inc. (Banks)	1,745	24,395
BancFirst Corp. (Banks)	250	26,858
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	344	11,122
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	310	7,074
Bank First Corp. (Banks)	123	11,402
Bank of Hawaii Corp. (Banks)	491	33,678
Bank of Marin Bancorp (Banks)	201	4,082
Bank7 Corp. (Banks)	50	2,074

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 163

Common Stocks, continued

	Shares	Value
BankUnited, Inc. (Banks)	936	$36,055
Bankwell Financial Group, Inc. (Banks)	81	2,280
Banner Corp. (Banks)	431	25,524
Bar Harbor Bankshares (Banks)	188	6,008
BARK, Inc.* (Specialty Retail)	1,664	2,579
Barnes Group, Inc. (Machinery)	583	23,518
Barrett Business Services, Inc. (Professional Services)	322	11,734
BayCom Corp. (Banks)	133	3,204
BCB Bancorp, Inc. (Banks)	187	2,371
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	800	82,240
Beam Therapeutics, Inc.* (Biotechnology)	960	30,374
Beazer Homes USA, Inc.* (Household Durables)	372	12,525
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	22	2,063
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	130	9,655
Belden, Inc. (Electronic Equipment, Instruments & Components)	509	47,179
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	448	21,446
Berkshire Hills Bancorp, Inc. (Banks)	545	15,042
Berry Corp. (Oil, Gas & Consumable Fuels)	962	6,599
Beyond Meat, Inc.* (Food Products)	750	4,710
Beyond, Inc.* (Specialty Retail)	573	6,475
BGC Group, Inc.—Class A (Capital Markets)	4,639	42,725
BigBear.ai Holdings, Inc.* (IT Services)	1,275	1,925
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	885	7,169
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	9	1,807
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,594	18,884
Biohaven, Ltd.* (Biotechnology)	943	37,088
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	445	10,688
Biomea Fusion, Inc.* (Biotechnology)	347	1,933
Biote Corp.*—Class A (Pharmaceuticals)	339	2,688
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	471	3,302
Bit Digital, Inc.* (Software)	1,469	5,597
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	238	7,516
Black Diamond Therapeutics, Inc.* (Biotechnology)	466	2,838
Black Hills Corp. (Multi-Utilities)	861	50,842
Blackbaud, Inc.* (Software)	518	41,119
BlackLine, Inc.* (Software)	725	34,452
BlackSky Technology, Inc.* (Professional Services)	1,336	1,496
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	2,180	38,913
Blade Air Mobility, Inc.* (Passenger Airlines)	710	2,343
Blend Labs, Inc.*—Class A (Software)	2,899	8,030
Blink Charging Co.* (Electrical Equipment)	1,208	3,974
Bloom Energy Corp.*—Class A (Electrical Equipment)	2,497	33,809
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	991	20,662

Common Stocks, continued

	Shares		Value
Blue Bird Corp.* (Machinery)	404		$21,056
Blue Foundry Bancorp* (Banks)	260		2,935
Bluebird Bio, Inc.* (Biotechnology)	2,406		2,791
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	106		12,783
Blueprint Medicines Corp.* (Biotechnology)	789		85,450
Bluerock Homes Trust, Inc. (Residential REITs)	—	†	2
Boise Cascade Co. (Trading Companies & Distributors)	497		70,619
Boot Barn Holdings, Inc.* (Specialty Retail)	372		49,655
Borr Drilling, Ltd. (Energy Equipment & Services)	2,976		20,386
Boston Omaha Corp.*—Class A (Media)	309		4,542
Boundless Bio, Inc.* (Biotechnology)	79		304
Bowman Consulting Group, Ltd.* (Construction & Engineering)	167		5,965
Box, Inc.*—Class A (Software)	1,768		49,716
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	827		2,936
Brandywine Realty Trust (Office REITs)	2,128		10,725
Braze, Inc.*—Class A (Software)	657		28,947
BRC, Inc.*—Class A (Food Products)	654		3,734
Bread Financial Holdings, Inc. (Consumer Finance)	624		34,058
Bridgebio Pharma, Inc.* (Biotechnology)	1,765		45,802
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	113		380
Bridgewater Bancshares, Inc.* (Banks)	253		3,494
Brightsphere Investment Group, Inc. (Capital Markets)	347		9,088
BrightSpire Capital, Inc. (Mortgage REITs)	1,622		9,294
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	676		8,376
BrightView Holdings, Inc.* (Commercial Services & Supplies)	555		7,986
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	553		36,946
Bristow Group, Inc.* (Energy Equipment & Services)	308		11,689
Broadstone Net Lease, Inc. (Diversified REITs)	2,368		41,227
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,403		18,575
Brookfield Business Corp.—Class A (Industrial Conglomerates)	326		7,351
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	1,507		58,623
Brookline Bancorp, Inc. (Banks)	1,108		11,623
BRT Apartments Corp. (Residential REITs)	141		2,642
Build-A-Bear Workshop, Inc. (Specialty Retail)	162		4,393
Bumble, Inc.*—Class A (Interactive Media & Services)	1,206		11,264
Burford Capital, Ltd. (Financial Services)	2,515		35,487
Burke & Herbert Financial Services Corp. (Banks)	163		11,035
Business First Bancshares, Inc. (Banks)	303		7,702
Byline Bancorp, Inc. (Banks)	391		10,968
Byrna Technologies, Inc.* (Aerospace & Defense)	217		2,035

See accompanying notes to the financial statements.

164 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
C3.ai, Inc.*—Class A (Software)	1,038	$27,767
C4 Therapeutics, Inc.* (Biotechnology)	736	4,931
Cabaletta Bio, Inc.* (Biotechnology)	540	3,834
Cable One, Inc. (Media)	71	29,350
Cabot Corp. (Chemicals)	681	68,297
Cactus, Inc.—Class A (Energy Equipment & Services)	822	51,885
Cadence Bank (Banks)	2,287	75,173
Cadiz, Inc.* (Water Utilities)	529	1,968
Cadre Holdings, Inc. (Aerospace & Defense)	327	12,001
Caesarstone, Ltd.* (Building Products)	260	1,648
Calavo Growers, Inc. (Food Products)	210	4,996
Caledonia Mining Corp. PLC (Metals & Mining)	206	2,410
Caleres, Inc. (Specialty Retail)	429	16,542
California Resources Corp. (Oil, Gas & Consumable Fuels)	866	44,547
California Water Service Group (Water Utilities)	727	38,865
Calix, Inc.* (Communications Equipment)	738	30,354
Cal-Maine Foods, Inc. (Food Products)	515	36,860
Camden National Corp. (Banks)	182	7,586
Camping World Holdings, Inc.—Class A (Specialty Retail)	532	12,172
Candel Therapeutics, Inc.* (Biotechnology)	249	1,477
Cannae Holdings, Inc. (Financial Services)	707	14,218
Canoo, Inc.* (Automobiles)	746	1,499
Cantaloupe, Inc.* (Financial Services)	733	5,710
Capital Bancorp, Inc. (Banks)	115	2,931
Capital City Bank Group, Inc. (Banks)	173	6,142
Capitol Federal Financial, Inc. (Banks)	1,557	9,840
Capricor Therapeutics, Inc.* (Biotechnology)	319	1,295
Cardiff Oncology, Inc.* (Biotechnology)	492	1,151
Cardlytics, Inc.* (Media)	504	4,178
CareDx, Inc.* (Biotechnology)	626	12,514
CareTrust REIT, Inc. (Health Care REITs)	1,702	45,886
Cargo Therapeutics, Inc.* (Biotechnology)	246	4,189
Cargurus, Inc.* (Interactive Media & Services)	1,109	27,524
Caribou Biosciences, Inc.* (Biotechnology)	1,033	2,397
Carpenter Technology Corp. (Metals & Mining)	597	87,084
Carriage Services, Inc. (Diversified Consumer Services)	171	5,482
Cars.com, Inc.* (Interactive Media & Services)	827	17,053
Carter Bankshares, Inc.* (Banks)	286	4,659
Cartesian Therapeutics, Inc.* (Biotechnology)	91	1,483
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	718	74,357
Cass Information Systems, Inc. (Financial Services)	170	7,300
Cassava Sciences, Inc.* (Pharmaceuticals)	510	11,332
Castle Biosciences, Inc.* (Health Care Providers & Services)	325	7,842
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,461	25,188
Cathay General Bancorp (Banks)	874	38,736

Common Stocks, continued

	Shares	Value
Cavco Industries, Inc.* (Household Durables)	105	$43,535
CBIZ, Inc.* (Professional Services)	602	41,779
CBL & Associates Properties, Inc. (Retail REITs)	285	7,344
CECO Environmental Corp.* (Commercial Services & Supplies)	367	10,716
Celcuity, Inc.* (Biotechnology)	293	5,371
Celldex Therapeutics, Inc.* (Biotechnology)	811	30,907
Centerspace (Residential REITs)	187	13,058
Central Garden & Pet Co.* (Household Products)	121	4,821
Central Garden & Pet Co.*—Class A (Household Products)	655	22,506
Central Pacific Financial Corp. (Banks)	335	8,740
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	177	7,733
Centuri Holdings, Inc.* (Construction & Engineering)	172	2,840
Century Aluminum Co.* (Metals & Mining)	663	10,018
Century Communities, Inc. (Household Durables)	356	37,277
Century Therapeutics, Inc.* (Biotechnology)	576	1,284
Cerence, Inc.* (Software)	516	1,641
Cerus Corp.* (Health Care Equipment & Supplies)	2,265	5,119
CervoMed, Inc.* (Biotechnology)	68	884
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	293	5,875
CG Oncology, Inc.* (Biotechnology)	292	9,738
ChampionX Corp. (Energy Equipment & Services)	2,395	82,053
ChargePoint Holdings, Inc.* (Electrical Equipment)	4,873	10,574
Chart Industries, Inc.* (Machinery)	530	85,371
Chatham Lodging Trust (Hotel & Resort REITs)	605	5,318
Chegg, Inc.* (Diversified Consumer Services)	1,246	4,249
Chemung Financial Corp. (Banks)	41	1,999
Chesapeake Utilities Corp. (Gas Utilities)	278	32,812
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	212	3,388
Chimera Investment Corp. (Mortgage REITs)	1,011	14,771
ChoiceOne Financial Services, Inc. (Banks)	88	2,420
ChromaDex Corp.* (Life Sciences Tools & Services)	615	1,839
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	216	8,011
Cibus, Inc.* (Biotechnology)	188	1,859
Cimpress PLC* (Commercial Services & Supplies)	227	20,718
Cinemark Holdings, Inc.* (Entertainment)	1,386	32,681
Cipher Mining, Inc.* (Software)	2,167	11,333
Citi Trends, Inc.* (Specialty Retail)	101	1,981
Citizens & Northern Corp. (Banks)	187	3,787
Citizens Financial Services, Inc. (Banks)	57	3,047
City Holding Co. (Banks)	184	22,430
City Office REIT, Inc. (Office REITs)	489	2,958
Civista Bancshares, Inc. (Banks)	192	3,446

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 165

Common Stocks, continued

	Shares	Value
Claros Mortgage Trust, Inc. (Mortgage REITs)	1,084	$10,309
Clarus Corp. (Leisure Products)	383	2,313
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,143	6,108
Cleanspark, Inc.* (Software)	2,782	44,512
Clear Channel Outdoor Holdings, Inc.* (Media)	4,380	7,271
Clear Secure, Inc.—Class A (Software)	1,102	23,528
Clearfield, Inc.* (Communications Equipment)	157	6,814
Clearwater Analytics Holdings, Inc.*—Class A (Software)	1,758	34,369
Clearwater Paper Corp.* (Paper & Forest Products)	204	11,316
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	53	3,785
Clipper Realty, Inc. (Residential REITs)	149	587
CNB Financial Corp. (Banks)	259	6,646
CNO Financial Group, Inc. (Insurance)	1,349	47,026
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,881	49,790
Coastal Financial Corp.* (Banks)	141	7,431
Codexis, Inc.* (Life Sciences Tools & Services)	877	3,140
Coeur Mining, Inc.* (Metals & Mining)	4,960	32,190
Cogent Biosciences, Inc.* (Biotechnology)	1,152	10,863
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	553	39,036
Cohen & Steers, Inc. (Capital Markets)	345	29,608
Coherus Biosciences, Inc.* (Biotechnology)	1,382	2,128
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	581	18,586
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	409	15,775
Colony Bankcorp, Inc. (Banks)	208	3,230
Columbia Financial, Inc.* (Banks)	343	6,177
Columbus McKinnon Corp. (Machinery)	357	13,623
Commercial Metals Co. (Metals & Mining)	1,453	87,325
Commercial Vehicle Group, Inc.* (Machinery)	413	2,251
CommScope Holding Co., Inc.* (Communications Equipment)	2,650	6,864
Community Financial System, Inc. (Banks)	657	40,524
Community Health Systems, Inc.* (Health Care Providers & Services)	1,576	8,290
Community Healthcare Trust, Inc. (Health Care REITs)	337	7,333
Community Trust Bancorp, Inc. (Banks)	193	9,789
Community West Bancshares (Banks)	212	4,397
CommVault Systems, Inc.* (Software)	548	83,762
Compass Diversified Holdings (Financial Services)	837	20,138
Compass Minerals International, Inc. (Metals & Mining)	434	5,772
Compass Therapeutics, Inc.* (Biotechnology)	1,280	1,318
Compass, Inc.*—Class A (Real Estate Management & Development)	4,577	20,093
CompoSecure, Inc.—Class A (Technology Hardware, Storage & Peripherals)	222	1,809

Common Stocks, continued

	Shares	Value
CompX International, Inc. (Commercial Services & Supplies)	19	$487
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,160	10,985
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	299	1,994
Conduent, Inc.* (Professional Services)	2,024	8,258
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	289	67
CONMED Corp. (Health Care Equipment & Supplies)	387	26,718
ConnectOne Bancorp, Inc. (Banks)	455	11,020
Consensus Cloud Solutions, Inc.* (Software)	226	4,814
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	367	36,630
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	965	4,439
Consolidated Water Co., Ltd. (Water Utilities)	189	5,492
Constellium SE* (Metals & Mining)	1,626	28,959
Construction Partners, Inc.*—Class A (Construction & Engineering)	539	34,846
Consumer Portfolio Services, Inc.* (Consumer Finance)	107	1,012
Contango ORE, Inc.* (Metals & Mining)	98	2,239
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	87	1,745
Cooper-Standard Holdings, Inc.* (Automobile Components)	212	3,133
COPT Defense Properties (Office REITs)	1,413	40,935
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	128	7,612
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,015	39,250
Core Laboratories, Inc. (Energy Equipment & Services)	589	14,425
Core Molding Technologies, Inc.* (Chemicals)	95	1,753
Core Scientific, Inc.* (IT Services)	2,239	21,830
CoreCivic, Inc.* (Commercial Services & Supplies)	1,385	19,307
CorMedix, Inc.* (Pharmaceuticals)	690	3,160
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	561	4,606
CorVel Corp.* (Health Care Providers & Services)	111	34,055
Costamare, Inc. (Marine Transportation)	539	7,988
Couchbase, Inc.* (IT Services)	488	9,365
Coursera, Inc.* (Diversified Consumer Services)	1,727	16,061
Covenant Logistics Group, Inc. (Ground Transportation)	102	5,707
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	63	1,848
CRA International, Inc. (Professional Services)	84	14,683
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	278	12,741
Crawford & Co.—Class A (Insurance)	191	1,870

See accompanying notes to the financial statements.

166 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,598	$44,345
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	1,730	21,158
Cricut, Inc.—Class A (Household Durables)	581	3,608
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	977	51,898
Critical Metals Corp.* (Metals & Mining)	92	927
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	418	7,624
CrossFirst Bankshares, Inc.* (Banks)	570	10,568
CryoPort, Inc.* (Life Sciences Tools & Services)	546	5,040
CS Disco, Inc.* (Software)	369	2,280
CSG Systems International, Inc. (Professional Services)	372	17,424
CSW Industrials, Inc. (Building Products)	194	62,937
CTO Realty Growth, Inc. (Diversified REITs)	277	5,559
CTS Corp. (Electronic Equipment, Instruments & Components)	382	18,672
Cullinan Therapeutics, Inc.* (Biotechnology)	485	9,385
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,875	37,692
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	640	3,206
Customers Bancorp, Inc.* (Banks)	372	23,987
CVB Financial Corp. (Banks)	1,663	31,697
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	429	12,269
CVRx, Inc.* (Health Care Equipment & Supplies)	167	1,428
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,524	10,226
Cytokinetics, Inc.* (Biotechnology)	1,402	82,733
Daily Journal Corp.* (Media)	17	7,915
Dakota Gold Corp.* (Metals & Mining)	824	1,961
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	465	6,966
Dana, Inc. (Automobile Components)	1,639	20,832
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	414	15,571
Dave, Inc.* (Software)	98	3,563
Day One Biopharmaceuticals, Inc.* (Biotechnology)	652	9,330
Definitive Healthcare Corp.* (Health Care Technology)	669	2,609
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	796	18,929
Deluxe Corp. (Commercial Services & Supplies)	556	13,555
Denali Therapeutics, Inc.* (Biotechnology)	1,560	38,017
Denny's Corp.* (Hotels, Restaurants & Leisure)	641	4,718
Design Therapeutics, Inc.* (Biotechnology)	394	2,009
Designer Brands, Inc.—Class A (Specialty Retail)	528	4,308
Despegar.com Corp.* (Hotels, Restaurants & Leisure)	772	8,971
Destination XL Group, Inc.* (Specialty Retail)	673	2,510

Common Stocks, continued

	Shares	Value
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,695	$19,916
Diamond Hill Investment Group, Inc. (Capital Markets)	34	5,413
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,284	21,083
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,642	21,744
Dianthus Therapeutics, Inc.* (Biotechnology)	300	8,934
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	317	13,805
Digi International, Inc.* (Communications Equipment)	448	12,230
Digimarc Corp.* (Software)	190	6,078
Digital Turbine, Inc.* (Software)	1,205	2,868
DigitalBridge Group, Inc. (Real Estate Management & Development)	1,996	28,204
DigitalOcean Holdings, Inc.* (IT Services)	824	27,299
Dime Community Bancshares, Inc. (Banks)	445	11,250
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	191	6,845
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	573	44,809
Disc Medicine, Inc.* (Biotechnology)	206	8,891
Distribution Solutions Group, Inc.* (Building Products)	134	4,523
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	590	9,706
Diversified Healthcare Trust (Health Care REITs)	2,742	9,158
DLH Holdings Corp.* (Professional Services)	106	1,226
DMC Global, Inc.* (Energy Equipment & Services)	246	3,321
DNOW, Inc.* (Trading Companies & Distributors)	1,354	20,797
DocGo, Inc.* (Health Care Providers & Services)	1,277	4,636
Dole PLC (Food Products)	942	13,989
Domo, Inc.*—Class B (Software)	425	3,553
Donegal Group, Inc.—Class A (Insurance)	194	2,858
Donnelley Financial Solutions, Inc.* (Capital Markets)	329	22,201
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	435	17,774
Dorman Products, Inc.* (Automobile Components)	329	33,351
Douglas Dynamics, Inc. (Machinery)	285	8,239
Douglas Emmett, Inc. (Office REITs)	2,027	32,614
Dream Finders Homes, Inc.*—Class A (Household Durables)	351	11,074
Drilling Tools International Corp.* (Energy Equipment & Services)	118	675
Dril-Quip, Inc.* (Energy Equipment & Services)	429	7,430
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	752	10,107
Ducommun, Inc.* (Aerospace & Defense)	170	10,909
D-Wave Quantum, Inc.* (Software)	1,100	1,100

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 167

Common Stocks, continued

	Shares	Value
DXP Enterprises, Inc.* (Trading Companies & Distributors)	157	$8,597
Dycom Industries, Inc.* (Construction & Engineering)	357	65,514
Dynavax Technologies Corp.* (Biotechnology)	1,654	18,508
Dyne Therapeutics, Inc.* (Biotechnology)	1,013	43,468
Dynex Capital, Inc. (Mortgage REITs)	802	9,760
E2open Parent Holdings, Inc.* (Software)	2,143	10,008
Eagle Bancorp, Inc. (Banks)	371	7,984
Easterly Government Properties, Inc. (Office REITs)	1,219	16,981
Eastern Bankshares, Inc. (Banks)	2,426	40,369
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	759	4,410
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	1,528	30,682
Ecovyst, Inc.* (Chemicals)	1,461	13,938
Edgewell Personal Care Co. (Personal Care Products)	618	24,195
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	911	15,514
Editas Medicine, Inc.* (Biotechnology)	1,040	5,626
eGain Corp.* (Software)	255	1,849
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	338	4,076
Elevation Oncology, Inc.* (Biotechnology)	655	1,723
Eliem Therapeutics, Inc.* (Biotechnology)	91	754
Ellington Financial, Inc. (Mortgage REITs)	1,037	13,160
Elme Communities (Residential REITs)	1,105	18,188
Embecta Corp. (Health Care Equipment & Supplies)	728	11,408
Emerald Holding, Inc.* (Media)	191	1,083
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	176	963
Empire State Realty Trust, Inc. (Diversified REITs)	1,683	18,126
Employers Holdings, Inc. (Insurance)	316	15,171
Enact Holdings, Inc. (Financial Services)	367	12,489
Enanta Pharmaceuticals, Inc.* (Biotechnology)	252	3,720
Encore Capital Group, Inc.* (Consumer Finance)	294	14,862
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	2,238	8,728
Energizer Holdings, Inc. (Household Products)	903	27,803
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,035	11,579
Energy Recovery, Inc.* (Machinery)	713	10,396
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,294	1,320
Enerpac Tool Group Corp. (Machinery)	683	27,457
EnerSys (Electrical Equipment)	502	55,185
Enfusion, Inc.*—Class A (Software)	608	5,764
Enhabit, Inc.* (Health Care Providers & Services)	625	6,400
Enliven Therapeutics, Inc.* (Pharmaceuticals)	442	11,660
Ennis, Inc. (Commercial Services & Supplies)	319	7,605

Common Stocks, continued

	Shares	Value
Enova International, Inc.* (Consumer Finance)	329	$28,449
Enovix Corp.* (Electrical Equipment)	1,866	26,889
Enpro, Inc. (Machinery)	264	45,128
Enstar Group, Ltd.* (Insurance)	159	51,579
Enterprise Bancorp, Inc. (Banks)	123	3,635
Enterprise Financial Services Corp. (Banks)	465	24,585
Entrada Therapeutics, Inc.* (Biotechnology)	310	5,106
Entravision Communications Corp.—Class A (Media)	772	1,691
Envestnet, Inc.* (Software)	636	39,419
Enviri Corp.* (Commercial Services & Supplies)	995	11,761
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	330	30,334
Equity Bancshares, Inc.—Class A (Banks)	183	7,412
Equity Commonwealth* (Office REITs)	1,328	27,051
Erasca, Inc.* (Biotechnology)	1,416	4,460
Escalade, Inc. (Leisure Products)	126	1,875
ESCO Technologies, Inc. (Machinery)	325	39,962
Esperion Therapeutics, Inc.* (Pharmaceuticals)	2,372	5,479
Esquire Financial Holdings, Inc. (Banks)	89	5,489
ESSA Bancorp, Inc. (Banks)	105	2,015
Essent Group, Ltd. (Financial Services)	1,310	82,320
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,203	65,187
Ethan Allen Interiors, Inc. (Household Durables)	287	8,860
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	425	3,991
Eve Holding, Inc.* (Aerospace & Defense)	223	767
Eventbrite, Inc.*—Class A (Interactive Media & Services)	1,040	5,086
EverCommerce, Inc.* (Software)	268	3,232
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	992	12,767
EverQuote, Inc.*—Class A (Interactive Media & Services)	315	8,218
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	244	1,515
EVERTEC, Inc. (Financial Services)	810	27,921
EVgo, Inc.* (Specialty Retail)	1,264	4,854
EVI Industries, Inc. (Trading Companies & Distributors)	65	1,328
Evolent Health, Inc.*—Class A (Health Care Technology)	1,449	33,791
Evolus, Inc.* (Pharmaceuticals)	694	8,619
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	385	2,164
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,640	5,691
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	219	4,408
ExlService Holdings, Inc.* (Professional Services)	1,973	69,568
eXp World Holdings, Inc. (Real Estate Management & Development)	1,017	14,604
Exponent, Inc. (Professional Services)	635	67,361

See accompanying notes to the financial statements.

168 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,189	$27,609
Extreme Networks, Inc.* (Communications Equipment)	1,577	22,551
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	628	6,205
F&G Annuities & Life, Inc. (Insurance)	233	10,049
Fabrinet* (Electronic Equipment, Instruments & Components)	458	101,016
Farmers & Merchants Bancorp, Inc. (Banks)	160	4,405
Farmers National Banc Corp. (Banks)	457	7,134
Farmland Partners, Inc. (Specialized REITs)	552	5,862
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	222	3,796
Fastly, Inc.*—Class A (IT Services)	1,618	13,106
Fate Therapeutics, Inc.* (Biotechnology)	1,257	6,700
FB Financial Corp. (Banks)	446	20,824
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	115	23,715
Federal Signal Corp. (Machinery)	755	75,477
Fennec Pharmaceuticals, Inc.* (Biotechnology)	294	1,902
Fibrobiologics, Inc.* (Biotechnology)	319	1,662
Fidelis Insurance Holdings, Ltd. (Insurance)	605	10,763
Fidelity D&D Bancorp, Inc. (Banks)	60	3,114
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,631	10,602
Financial Institutions, Inc. (Banks)	191	5,027
First Advantage Corp. (Professional Services)	638	10,986
First Bancorp (Banks)	503	21,025
First Bancorp (Banks)	2,067	44,337
First Bank/Hamilton NJ (Banks)	265	4,092
First Busey Corp. (Banks)	669	18,357
First Business Financial Services, Inc. (Banks)	99	4,556
First Commonwealth Financial Corp. (Banks)	1,270	22,962
First Community Bankshares, Inc. (Banks)	215	9,628
First Financial Bancorp (Banks)	1,185	32,422
First Financial Bankshares, Inc. (Banks)	1,634	62,843
First Financial Corp. (Banks)	144	6,474
First Financial Northwest, Inc. (Banks)	88	1,893
First Foundation, Inc. (Banks)	657	4,599
First Internet Bancorp (Banks)	102	3,780
First Interstate BancSystem, Inc.—Class A (Banks)	984	31,065
First Merchants Corp. (Banks)	732	29,536
First Mid Bancshares, Inc. (Banks)	287	11,018
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	381	6,199
First Western Financial, Inc.* (Banks)	100	1,814
FirstCash Holdings, Inc. (Consumer Finance)	491	54,795
FiscalNote Holdings, Inc.* (Professional Services)	756	1,157
Five Star Bancorp (Banks)	204	5,998
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	383	10,303
Flexsteel Industries, Inc. (Household Durables)	58	2,201
Common Stocks, continued

	Shares	Value
Fluence Energy, Inc.* (Electrical Equipment)	764	$12,514
Fluor Corp.* (Construction & Engineering)	2,144	103,127
Flushing Financial Corp. (Banks)	346	5,097
Flywire Corp.* (Financial Services)	1,516	27,758
Foghorn Therapeutics, Inc.* (Biotechnology)	317	2,225
Foot Locker, Inc. (Specialty Retail)	1,047	30,426
Forafric Global PLC* (Food Products)	69	809
Forestar Group, Inc.* (Real Estate Management & Development)	239	7,560
Forge Global Holdings, Inc.* (Capital Markets)	1,440	2,088
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	972	52,061
Forrester Research, Inc.* (Professional Services)	150	3,029
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	147	2,712
Forward Air Corp. (Air Freight & Logistics)	314	7,963
Four Corners Property Trust, Inc. (Specialized REITs)	1,152	31,265
Fox Factory Holding Corp.* (Automobile Components)	531	28,350
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	94	300
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	1,031	14,269
Franklin Covey Co.* (Professional Services)	143	6,251
Franklin Electric Co., Inc. (Machinery)	569	60,667
Franklin Street Properties Corp. (Office REITs)	1,225	2,132
Fresh Del Monte Produce, Inc. (Food Products)	424	10,621
Freshworks, Inc.*—Class A (Software)	2,559	31,988
Freyr Battery, Inc.* (Electrical Equipment)	1,407	2,533
Frontdoor, Inc.* (Diversified Consumer Services)	985	38,868
Frontier Group Holdings, Inc.* (Passenger Airlines)	529	2,084
FRP Holdings, Inc.* (Real Estate Management & Development)	167	5,025
FS Bancorp, Inc. (Banks)	84	3,699
FTAI Aviation, Ltd. (Trading Companies & Distributors)	1,251	139,423
FTAI Infrastructure, Inc. (Ground Transportation)	1,264	13,032
fuboTV, Inc.* (Interactive Media & Services)	3,686	5,382
FuelCell Energy, Inc.* (Electrical Equipment)	5,695	2,884
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	779	7,229
Fulgent Genetics, Inc.* (Health Care Providers & Services)	255	6,102
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	412	2,320
Fulton Financial Corp. (Banks)	2,243	43,447
Funko, Inc.*—Class A (Leisure Products)	386	3,856
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	328	1,834
FVCBankcorp, Inc.* (Banks)	206	2,612
G1 Therapeutics, Inc.* (Biotechnology)	619	2,656
Galectin Therapeutics, Inc.* (Biotechnology)	256	640

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 169

Common Stocks, continued

	Shares	Value
Gambling.com Group, Ltd.* (Media)	217	$2,088
Gannett Co., Inc.* (Media)	1,782	8,750
GATX Corp. (Trading Companies & Distributors)	448	62,496
GCM Grosvenor, Inc.—Class A (Capital Markets)	520	5,788
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	95	447
Genco Shipping & Trading, Ltd. (Marine Transportation)	530	10,287
Gencor Industries, Inc.* (Machinery)	129	3,177
GeneDx Holdings Corp.* (Health Care Providers & Services)	153	5,006
Generation Bio Co.* (Biotechnology)	621	2,074
Genesco, Inc.* (Specialty Retail)	135	4,162
Genie Energy, Ltd.—Class B (Electric Utilities)	162	2,748
Gentherm, Inc.* (Automobile Components)	395	21,796
Genworth Financial, Inc.* (Insurance)	5,473	37,052
Geospace Technologies Corp.* (Energy Equipment & Services)	158	1,474
German American Bancorp, Inc. (Banks)	358	14,084
Geron Corp.* (Biotechnology)	7,229	34,265
Getty Images Holdings, Inc.* (Interactive Media & Services)	1,259	4,797
Getty Realty Corp. (Retail REITs)	621	18,394
Gibraltar Industries, Inc.* (Building Products)	384	28,520
GigaCloud Technology, Inc.*—Class A (Distributors)	295	8,681
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	508	14,006
Glacier Bancorp, Inc. (Banks)	1,430	63,934
Gladstone Commercial Corp. (Diversified REITs)	503	7,570
Gladstone Land Corp. (Specialized REITs)	422	6,267
Glaukos Corp.* (Health Care Equipment & Supplies)	614	71,941
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	1,576	10,591
Global Industrial Co. (Trading Companies & Distributors)	171	5,964
Global Medical REIT, Inc. (Health Care REITs)	763	7,287
Global Net Lease, Inc. (Diversified REITs)	2,521	21,933
Global Water Resources, Inc. (Water Utilities)	145	1,875
Globalstar, Inc.* (Diversified Telecommunication Services)	9,158	11,081
GMS, Inc.* (Trading Companies & Distributors)	503	48,404
Gogo, Inc.* (Wireless Telecommunication Services)	813	7,382
GoHealth, Inc.*—Class A (Insurance)	57	748
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,242	43,346
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	253	8,458
Golden Matrix Group, Inc.* (Entertainment)	250	558

Common Stocks, continued

	Shares	Value
Golden Ocean Group, Ltd. (Marine Transportation)	1,528	$18,978
Goosehead Insurance, Inc.*—Class A (Insurance)	294	26,545
GoPro, Inc.*—Class A (Household Durables)	1,571	2,388
GrafTech International, Ltd.* (Electrical Equipment)	3,250	2,496
Graham Corp.* (Machinery)	129	4,227
Graham Holdings Co.—Class B (Diversified Consumer Services)	41	31,769
Granite Construction, Inc. (Construction & Engineering)	553	37,858
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	632	1,883
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	661	4,528
Gray Television, Inc. (Media)	1,074	6,906
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	828	7,808
Great Southern Bancorp, Inc. (Banks)	108	6,762
Green Brick Partners, Inc.* (Household Durables)	395	28,894
Green Dot Corp.*—Class A (Consumer Finance)	667	6,377
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	800	14,184
Greene County Bancorp, Inc. (Banks)	88	3,190
Greenlight Capital Re, Ltd.*—Class A (Insurance)	347	4,789
Greenwich Lifesciences, Inc.* (Biotechnology)	75	1,209
Greif, Inc.—Class A (Containers & Packaging)	313	20,871
Greif, Inc.—Class B (Containers & Packaging)	61	4,311
Grid Dynamics Holdings, Inc.* (IT Services)	717	9,249
Griffon Corp. (Building Products)	485	34,949
Grindr, Inc.* (Interactive Media & Services)	308	3,582
Group 1 Automotive, Inc. (Specialty Retail)	166	60,709
Groupon, Inc.* (Broadline Retail)	288	3,836
GrowGeneration Corp.* (Specialty Retail)	730	1,686
Guaranty Bancshares, Inc. (Banks)	100	3,453
Guardant Health, Inc.* (Health Care Providers & Services)	1,481	52,028
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	163	23,995
Gyre Therapeutics, Inc.* (Biotechnology)	88	1,273
H&E Equipment Services, Inc. (Trading Companies & Distributors)	405	21,182
H.B. Fuller Co. (Chemicals)	687	59,219
Haemonetics Corp.* (Health Care Equipment & Supplies)	630	56,732
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	313	2,491
Halozyme Therapeutics, Inc.* (Biotechnology)	1,566	86,538
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	107	2,090
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	209	3,643

See accompanying notes to the financial statements.

170 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Hamilton Lane, Inc.—Class A (Capital Markets)	482	$69,585
Hancock Whitney Corp. (Banks)	1,089	59,600
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	4,436	26,350
Hanmi Financial Corp. (Banks)	378	7,711
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	1,412	46,271
HarborOne Bancorp, Inc. (Banks)	499	6,662
Harmonic, Inc.* (Communications Equipment)	1,387	20,333
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	379	12,833
Harrow, Inc.* (Pharmaceuticals)	383	9,874
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	512	1,638
Haverty Furniture Cos., Inc. (Specialty Retail)	181	5,298
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,396	23,118
Hawaiian Holdings, Inc.* (Passenger Airlines)	641	8,198
Hawkins, Inc. (Chemicals)	243	25,248
Haynes International, Inc. (Metals & Mining)	158	9,409
HBT Financial, Inc. (Banks)	161	3,703
HCI Group, Inc. (Insurance)	102	9,615
Health Catalyst, Inc.* (Health Care Technology)	733	5,402
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	924	10,561
HealthEquity, Inc.* (Health Care Providers & Services)	1,063	83,424
HealthStream, Inc. (Health Care Technology)	306	9,091
Heartland Express, Inc. (Ground Transportation)	585	7,587
Heartland Financial USA, Inc. (Banks)	532	29,005
Hecla Mining Co. (Metals & Mining)	7,263	41,980
Heidrick & Struggles International, Inc. (Professional Services)	253	10,155
Helen of Troy, Ltd.* (Household Durables)	299	17,674
Helios Technologies, Inc. (Machinery)	417	19,161
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,809	21,346
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,214	49,070
Herbalife, Ltd.* (Personal Care Products)	1,255	15,411
Herc Holdings, Inc. (Trading Companies & Distributors)	353	55,012
Heritage Commerce Corp. (Banks)	748	7,742
Heritage Financial Corp. (Banks)	430	9,963
Heritage Insurance Holdings, Inc.* (Insurance)	287	2,293
Heron Therapeutics, Inc.* (Biotechnology)	1,474	4,378
Hertz Global Holdings, Inc.* (Ground Transportation)	1,541	6,287
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	500	1,995
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	182	3,059

Common Stocks, continued

	Shares	Value
Hillenbrand, Inc. (Machinery)	882	$39,011
HilleVax, Inc.* (Biotechnology)	396	725
Hillman Solutions Corp.* (Machinery)	2,467	25,040
Hilltop Holdings, Inc. (Banks)	585	19,299
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	926	40,012
Himalaya Shipping, Ltd. (Marine Transportation)	373	3,029
Hims & Hers Health, Inc.* (Health Care Providers & Services)	2,382	50,594
Hingham Institution For Savings The (Banks)	20	4,974
Hippo Holdings, Inc.* (Insurance)	248	4,400
HireQuest, Inc. (Professional Services)	69	928
HNI Corp. (Commercial Services & Supplies)	590	32,421
Holley, Inc.* (Automobile Components)	584	2,301
Home Bancorp, Inc. (Banks)	89	3,927
Home BancShares, Inc. (Banks)	2,366	67,028
HomeStreet, Inc. (Banks)	230	3,312
HomeTrust Bancshares, Inc. (Banks)	185	6,562
Hooker Furnishings Corp. (Household Durables)	133	2,031
Hope Bancorp, Inc. (Banks)	1,455	19,148
Horace Mann Educators Corp. (Insurance)	516	17,838
Horizon Bancorp, Inc. (Banks)	544	8,688
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	62	13,013
Hub Group, Inc.—Class A (Air Freight & Logistics)	766	35,826
Hudson Pacific Properties, Inc. (Office REITs)	1,717	10,285
Hudson Technologies, Inc.* (Trading Companies & Distributors)	558	4,776
Humacyte, Inc.* (Biotechnology)	1,104	10,444
Huron Consulting Group, Inc.* (Professional Services)	223	24,532
Hut 8 Corp.* (Software)	1,007	14,742
Hyliion Holdings Corp.* (Machinery)	1,769	3,927
Hyster-Yale, Inc. (Machinery)	144	11,771
I3 Verticals, Inc.*—Class A (Financial Services)	284	6,961
i-80 Gold Corp.* (Metals & Mining)	3,255	3,418
IBEX Holdings, Ltd.* (Professional Services)	113	1,971
Ibotta, Inc.*—Class A (Media)	96	6,455
ICF International, Inc. (Professional Services)	234	34,421
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	409	13,906
ICU Medical, Inc.* (Health Care Equipment & Supplies)	269	34,158
Ideaya Biosciences, Inc.* (Biotechnology)	1,027	44,212
IDT Corp.—Class B (Diversified Telecommunication Services)	194	7,417
IES Holdings, Inc.* (Construction & Engineering)	105	16,167
IGM Biosciences, Inc.* (Biotechnology)	190	2,120
iHeartMedia, Inc.*—Class A (Media)	1,297	2,309
iLearningEngines Holdings, Inc.* (Software)	368	3,043
IMAX Corp.* (Entertainment)	538	11,352

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 171

Common Stocks, continued

	Shares	Value
Immersion Corp. (Technology Hardware, Storage & Peripherals)	380	$4,853
ImmunityBio, Inc.* (Biotechnology)	1,779	9,162
Immunome, Inc.* (Biotechnology)	645	9,939
Immunovant, Inc.* (Biotechnology)	729	21,192
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	284	45,238
Inari Medical, Inc.* (Health Care Equipment & Supplies)	664	30,916
Independence Realty Trust, Inc. (Residential REITs)	2,837	52,910
Independent Bank Corp. (Banks)	250	8,673
Independent Bank Corp. (Banks)	533	34,192
Independent Bank Group, Inc. (Banks)	455	26,872
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,059	12,313
Industrial Logistics Properties Trust (Industrial REITs)	820	4,215
Infinera Corp.* (Communications Equipment)	2,501	14,856
Information Services Group, Inc. (IT Services)	442	1,534
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	249	1,718
Ingevity Corp.* (Chemicals)	457	20,972
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	182	14,751
Inhibrx Biosciences, Inc.* (Biotechnology)	131	1,901
Inmode, Ltd.* (Health Care Equipment & Supplies)	998	18,084
Inmune Bio, Inc.* (Biotechnology)	153	1,314
Innodata, Inc.* (Professional Services)	340	6,579
Innospec, Inc. (Chemicals)	313	41,047
Innovage Holding Corp.* (Health Care Providers & Services)	239	1,501
Innovative Industrial Properties, Inc. (Industrial REITs)	354	43,475
Innovid Corp.* (Media)	1,337	2,834
Innoviva, Inc.* (Pharmaceuticals)	695	13,094
Inogen, Inc.* (Health Care Equipment & Supplies)	298	2,757
Inovio Pharmaceuticals, Inc.* (Biotechnology)	319	3,401
Inozyme Pharma, Inc.* (Biotechnology)	649	3,764
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	350	78,575
Insmed, Inc.* (Biotechnology)	1,950	141,864
Insperity, Inc. (Professional Services)	451	46,327
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	275	2,538
Installed Building Products, Inc. (Household Durables)	301	81,375
Insteel Industries, Inc. (Building Products)	235	8,049
Instructure Holdings, Inc.* (Software)	277	6,471
Intapp, Inc.* (Software)	490	17,557
Integer Holdings Corp.* (Health Care Equipment & Supplies)	419	49,760
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	860	21,337
Integral Ad Science Holding Corp.* (Media)	907	9,233

Common Stocks, continued

	Shares	Value
Intellia Therapeutics, Inc.* (Biotechnology)	1,209	$31,688
Inter Parfums, Inc. (Personal Care Products)	229	32,215
InterDigital, Inc. (Software)	318	39,038
Interface, Inc. (Commercial Services & Supplies)	720	12,442
International Bancshares Corp. (Banks)	679	45,792
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,428	33,515
International Money Express, Inc.* (Financial Services)	398	8,840
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	507	28,392
Intrepid Potash, Inc.* (Chemicals)	137	3,574
Intuitive Machines, Inc.* (Aerospace & Defense)	357	1,421
InvenTrust Properties Corp. (Retail REITs)	856	24,114
Invesco Mortgage Capital, Inc. (Mortgage REITs)	615	5,584
Investar Holding Corp. (Banks)	116	2,146
Investors Title Co. (Insurance)	18	3,831
Invivyd, Inc.* (Biotechnology)	996	1,245
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	2,491	20,301
Iovance Biotherapeutics, Inc.* (Biotechnology)	3,178	27,744
iRadimed Corp. (Health Care Equipment & Supplies)	101	4,718
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	392	33,810
iRobot Corp.* (Household Durables)	357	4,209
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,776	12,130
Ispire Technology, Inc.* (Tobacco)	241	1,841
iTeos Therapeutics, Inc.* (Biotechnology)	326	5,734
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	534	2,622
Itron, Inc.* (Electronic Equipment, Instruments & Components)	577	59,685
Ivanhoe Electric, Inc.* (Metals & Mining)	1,049	10,406
J & J Snack Foods Corp. (Food Products)	192	32,390
J Jill, Inc. (Specialty Retail)	59	2,269
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	246	14,622
Jackson Financial, Inc.—Class A (Financial Services)	959	84,449
JAKKS Pacific, Inc.* (Leisure Products)	100	2,104
James River Group Holdings, Ltd. (Insurance)	393	3,396
Jamf Holding Corp.* (Software)	931	17,047
Janus International Group, Inc.* (Building Products)	1,781	25,682
Janux Therapeutics, Inc.* (Biotechnology)	352	14,291
Jasper Therapeutics, Inc.* (Biotechnology)	142	2,626
JBG SMITH Properties (Office REITs)	1,114	18,214
JELD-WEN Holding, Inc.* (Building Products)	1,078	17,992
JetBlue Airways Corp.* (Passenger Airlines)	3,846	24,653
Joby Aviation, Inc.* (Passenger Airlines)	5,045	30,169
John B Sanfilippo & Son, Inc. (Food Products)	113	11,850
John Bean Technologies Corp. (Machinery)	399	39,254

See accompanying notes to the financial statements.

172 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
John Marshall Bancorp, Inc. (Banks)	157	$3,035
John Wiley & Sons, Inc.—Class A (Media)	453	21,631
Johnson Outdoors, Inc.—Class A (Leisure Products)	60	2,544
Kadant, Inc. (Machinery)	147	51,669
Kaiser Aluminum Corp. (Metals & Mining)	201	15,817
Kaltura, Inc.* (Software)	1,207	1,605
KalVista Pharmaceuticals, Inc.* (Biotechnology)	478	6,950
Karat Packaging, Inc. (Trading Companies & Distributors)	86	2,569
KB Home (Household Durables)	845	72,738
Kearny Financial Corp. (Banks)	688	4,954
Kelly Services, Inc.—Class A (Professional Services)	389	9,153
Kennametal, Inc. (Machinery)	995	26,009
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,428	14,865
Keros Therapeutics, Inc.* (Biotechnology)	370	18,559
Kforce, Inc. (Professional Services)	234	16,256
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	308	7,300
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	480	19,910
Kingsway Financial Services, Inc.* (Insurance)	161	1,365
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	468	12,449
Kite Realty Group Trust (Retail REITs)	2,726	67,224
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	738	8,472
Knife River Corp.* (Construction Materials)	713	56,698
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,108	20,243
Kodiak Gas Services, Inc. (Energy Equipment & Services)	253	7,299
Kodiak Sciences, Inc.* (Biotechnology)	410	1,193
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	699	49,035
Koppers Holdings, Inc. (Chemicals)	257	10,462
Korn Ferry (Professional Services)	652	48,065
Korro Bio, Inc.* (Biotechnology)	77	3,585
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	5,873	32,478
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,857	41,857
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,074	11,417
Kronos Worldwide, Inc. (Chemicals)	273	3,265
Krystal Biotech, Inc.* (Biotechnology)	311	64,832
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	689	32,500
Kura Oncology, Inc.* (Biotechnology)	910	18,937
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	74	4,254
Kymera Therapeutics, Inc.* (Biotechnology)	558	25,780
Kyverna Therapeutics, Inc.* (Biotechnology)	211	1,827
L B Foster Co.*—Class A (Machinery)	114	2,737
Ladder Capital Corp. (Mortgage REITs)	1,425	17,100
Lakeland Financial Corp. (Banks)	312	21,381

Common Stocks, continued

	Shares	Value
Lancaster Colony Corp. (Food Products)	246	$47,494
Lands' End, Inc.* (Specialty Retail)	178	3,149
Landsea Homes Corp.* (Household Durables)	226	2,753
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	854	89,524
LanzaTech Global, Inc.* (Commercial Services & Supplies)	1,403	2,539
Larimar Therapeutics, Inc.* (Biotechnology)	528	4,430
Latham Group, Inc.* (Leisure Products)	509	1,853
Laureate Education, Inc. (Diversified Consumer Services)	1,684	26,102
La-Z-Boy, Inc. (Household Durables)	539	23,791
LCI Industries (Automobile Components)	311	36,291
LCNB Corp. (Banks)	156	2,385
Legacy Housing Corp.* (Household Durables)	141	4,016
Legalzoom.com, Inc.* (Professional Services)	1,730	11,556
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	255	22,157
Lemonade, Inc.* (Insurance)	647	11,665
LendingClub Corp.* (Consumer Finance)	1,372	17,164
LendingTree, Inc.* (Consumer Finance)	125	6,653
LENZ Therapeutics, Inc.* (Biotechnology)	158	3,923
Leonardo DRS, Inc.* (Aerospace & Defense)	924	26,057
Leslie's, Inc.* (Specialty Retail)	2,256	6,655
Lexeo Therapeutics, Inc.* (Biotechnology)	129	1,619
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,441	3,242
LGI Homes, Inc.* (Household Durables)	262	30,148
Liberty Energy, Inc. (Energy Equipment & Services)	2,027	48,952
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	417	4,370
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	1,690	17,914
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	739	15,349
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	267	1,690
LifeMD, Inc.* (Health Care Technology)	435	3,102
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,498	8,254
Lifetime Brands, Inc. (Household Durables)	156	1,348
Lifeway Foods, Inc.* (Food Products)	56	690
Lifezone Metals, Ltd.* (Metals & Mining)	458	3,614
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	214	23,324
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,507	5,214
Limbach Holdings, Inc.* (Construction & Engineering)	128	8,156
Limoneira Co. (Food Products)	208	4,584
Lincoln Educational Services Corp.* (Diversified Consumer Services)	328	4,628
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	445	3,831
Lindsay Corp. (Machinery)	138	17,387

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

Common Stocks, continued

	Shares	Value
Lineage Cell Therapeutics, Inc.* (Biotechnology)	1,855	$1,911
LINKBANCORP, Inc. (Banks)	278	2,027
Lions Gate Entertainment Corp.*—Class A (Entertainment)	748	6,859
Lions Gate Entertainment Corp.*—Class B (Entertainment)	1,528	12,591
Liquidia Corp.* (Pharmaceuticals)	724	8,637
Liquidity Services, Inc.* (Commercial Services & Supplies)	269	6,044
LivaNova PLC* (Health Care Equipment & Supplies)	685	33,839
Live Oak Bancshares, Inc. (Banks)	435	19,636
LiveOne, Inc.* (Entertainment)	854	1,452
LiveRamp Holdings, Inc.* (Software)	818	24,769
Livewire Group, Inc.* (Automobiles)	228	1,680
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	406	13,495
LSB Industries, Inc.* (Chemicals)	669	6,095
LSI Industries, Inc. (Electrical Equipment)	351	5,988
LTC Properties, Inc. (Health Care REITs)	539	19,248
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	12,707	40,028
Luminar Technologies, Inc.* (Automobile Components)	4,209	6,987
Luxfer Holdings PLC (Machinery)	336	4,348
LXP Industrial Trust (Industrial REITs)	3,649	37,585
Lyell Immunopharma, Inc.* (Biotechnology)	2,017	3,247
Lyra Therapeutics, Inc.* (Pharmaceuticals)	608	198
M/I Homes, Inc.* (Household Durables)	339	56,555
MacroGenics, Inc.* (Biotechnology)	772	2,903
Madison Square Garden Entertainment Corp.* (Entertainment)	491	19,389
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	220	62,625
Magnite, Inc.* (Media)	1,579	22,959
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	2,174	59,220
Maiden Holdings, Ltd.* (Insurance)	1,105	2,332
Malibu Boats, Inc.*—Class A (Leisure Products)	254	9,662
Mama's Creations, Inc.* (Food Products)	413	3,147
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	305	1,226
MannKind Corp.* (Biotechnology)	3,329	19,175
Marathon Digital Holdings, Inc.* (Software)	3,433	67,527
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	1,387	13,495
Marcus & Millichap, Inc. (Real Estate Management & Development)	295	11,685
Marine Products Corp. (Leisure Products)	110	1,165
MarineMax, Inc.* (Specialty Retail)	271	9,450
MarketWise, Inc. (Capital Markets)	484	552
Marqeta, Inc.*—Class A (Financial Services)	5,853	31,548
Marten Transport, Ltd. (Ground Transportation)	729	13,712
Masterbrand, Inc.* (Building Products)	1,591	28,718
MasterCraft Boat Holdings, Inc.* (Leisure Products)	211	4,617
Materion Corp. (Metals & Mining)	258	31,071

Common Stocks, continued

	Shares	Value
Mativ Holdings, Inc. (Chemicals)	678	$12,943
Matrix Service Co.* (Construction & Engineering)	332	3,360
Matson, Inc. (Marine Transportation)	427	56,667
Matterport, Inc.* (Software)	3,288	14,599
Matthews International Corp.—Class A (Commercial Services & Supplies)	373	10,798
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	95	2,271
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,313	6,302
Maximus, Inc. (Professional Services)	766	71,154
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	992	14,027
Mayville Engineering Co., Inc.* (Machinery)	160	3,058
MBIA, Inc. (Insurance)	560	2,464
McGrath RentCorp (Trading Companies & Distributors)	306	33,608
Medallion Financial Corp. (Consumer Finance)	235	1,948
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	312	4,577
Medifast, Inc. (Personal Care Products)	135	2,961
MediWound, Ltd.* (Pharmaceuticals)	101	1,942
MeiraGTx Holdings PLC* (Biotechnology)	487	2,547
Mercantile Bank Corp. (Banks)	198	9,575
Merchants Bancorp (Financial Services)	215	9,675
Mercury General Corp. (Insurance)	336	20,116
Mercury Systems, Inc.* (Aerospace & Defense)	688	24,458
MeridianLink, Inc.* (Software)	339	8,011
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	718	61,237
Meritage Homes Corp. (Household Durables)	451	91,494
Mersana Therapeutics, Inc.* (Biotechnology)	1,424	2,848
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	65	7,444
Metagenomi, Inc.* (Biotechnology)	79	307
Metallus, Inc.* (Metals & Mining)	537	12,040
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	676	8,720
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	426	5,393
Metrocity Bankshares, Inc. (Banks)	232	7,334
Metropolitan Bank Holding Corp.* (Banks)	133	7,013
MFA Financial, Inc. (Mortgage REITs)	1,285	14,379
MGE Energy, Inc. (Electric Utilities)	458	40,231
MGP Ingredients, Inc. (Beverages)	178	14,516
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,590	2,771
Mid Penn Bancorp, Inc. (Banks)	188	5,574
Middlefield Banc Corp. (Banks)	91	2,453
Middlesex Water Co. (Water Utilities)	222	14,759
Midland States Bancorp, Inc. (Banks)	264	6,267
MidWestOne Financial Group, Inc. (Banks)	183	5,364
Miller Industries, Inc. (Machinery)	139	9,444
MillerKnoll, Inc. (Commercial Services & Supplies)	898	27,856
MiMedx Group, Inc.* (Biotechnology)	1,489	11,093

See accompanying notes to the financial statements.

174 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	904	$8,371
Minerals Technologies, Inc. (Chemicals)	403	31,587
Mineralys Therapeutics, Inc.* (Biotechnology)	358	4,436
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,509	26,445
Mirum Pharmaceuticals, Inc.* (Biotechnology)	492	19,951
Mission Produce, Inc.* (Food Products)	546	6,137
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,176	8,938
Mistras Group, Inc.* (Professional Services)	260	2,600
Mitek Systems, Inc.* (Software)	581	7,733
Modine Manufacturing Co.* (Automobile Components)	648	76,243
ModivCare, Inc.* (Health Care Providers & Services)	140	3,195
Moelis & Co.—Class A (Capital Markets)	887	60,316
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	165	12,916
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	478	1,429
Moneylion, Inc.* (Consumer Finance)	107	7,374
Monro, Inc. (Specialty Retail)	375	11,558
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	829	4,924
Monte Rosa Therapeutics, Inc.* (Biotechnology)	383	1,731
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	399	12,724
Moog, Inc.—Class A (Aerospace & Defense)	357	70,007
Morphic Holding, Inc.* (Biotechnology)	500	28,330
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	189	4,895
Mr. Cooper Group, Inc.* (Financial Services)	801	71,994
MRC Global, Inc.* (Trading Companies & Distributors)	1,058	15,320
Mueller Industries, Inc. (Machinery)	1,403	99,528
Mueller Water Products, Inc.—Class A (Machinery)	1,951	40,347
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,821	75,354
MVB Financial Corp. (Banks)	144	3,308
Myers Industries, Inc. (Containers & Packaging)	461	6,869
MYR Group, Inc.* (Construction & Engineering)	209	29,360
Myriad Genetics, Inc.* (Biotechnology)	1,123	31,410
N-able, Inc.* (Software)	897	12,504
Nabors Industries, Ltd.* (Energy Equipment & Services)	115	11,825
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	52	1,566
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	681	5,870
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	442	24,668

Common Stocks, continued

	Shares	Value
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	35	$2,627
National Bank Holdings Corp.—Class A (Banks)	463	19,390
National Bankshares, Inc. (Banks)	72	2,288
National Beverage Corp. (Beverages)	295	14,393
National CineMedia, Inc.* (Media)	890	5,376
National Health Investors, Inc. (Health Care REITs)	525	39,302
National HealthCare Corp. (Health Care Providers & Services)	157	21,377
National Presto Industries, Inc. (Aerospace & Defense)	65	4,971
National Research Corp. (Health Care Providers & Services)	192	4,894
National Vision Holdings, Inc.* (Specialty Retail)	977	14,127
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	135	2,749
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	117	3,192
Nature's Sunshine Products, Inc.* (Personal Care Products)	162	2,772
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	612	1,659
Navient Corp. (Consumer Finance)	1,014	16,640
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,584	5,877
NB Bancorp, Inc.* (Banks)	489	9,350
NBT Bancorp, Inc. (Banks)	578	28,334
NCR Atleos Corp.* (Financial Services)	906	29,128
NCR Voyix Corp.* (Software)	1,827	26,948
Nektar Therapeutics* (Pharmaceuticals)	2,241	3,003
Nelnet, Inc.—Class A (Consumer Finance)	182	20,513
Neogen Corp.* (Health Care Equipment & Supplies)	2,739	46,645
NeoGenomics, Inc.* (Health Care Providers & Services)	1,601	28,386
NerdWallet, Inc.*—Class A (Consumer Finance)	486	7,110
Nerdy, Inc.* (Diversified Consumer Services)	914	1,581
NET Lease Office Properties* (Office REITs)	186	5,489
Net Power, Inc.* (Electrical Equipment)	265	2,533
NETGEAR, Inc.* (Communications Equipment)	355	5,637
NetScout Systems, Inc.* (Communications Equipment)	869	17,684
NETSTREIT Corp. (Retail REITs)	926	15,251
Neumora Therapeutics, Inc.* (Pharmaceuticals)	1,056	13,580
Neurogene, Inc.* (Biotechnology)	129	5,307
NeuroPace, Inc.* (Health Care Equipment & Supplies)	171	1,322
Nevro Corp.* (Health Care Equipment & Supplies)	454	4,508
New Jersey Resources Corp. (Gas Utilities)	1,233	57,643
New York Community Bancorp, Inc.* (Banks)	3,184	33,496

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 175

Common Stocks, continued

	Shares	Value
New York Mortgage Trust, Inc. (Mortgage REITs)	1,139	$7,381
Newmark Group, Inc.—Class A (Real Estate Management & Development)	1,715	22,261
Newpark Resources, Inc.* (Energy Equipment & Services)	1,040	8,590
NewtekOne, Inc. (Financial Services)	292	4,085
NexPoint Diversified Real Estate Trust* (Diversified REITs)	412	2,608
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	103	1,486
NexPoint Residential Trust, Inc. (Residential REITs)	285	12,452
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	1,452	11,776
Nextdoor Holdings, Inc.* (Interactive Media & Services)	2,190	6,220
NextNav, Inc.* (Software)	942	7,828
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,464	71,942
NI Holdings, Inc.* (Insurance)	98	1,609
Nicolet Bankshares, Inc. (Banks)	167	16,794
Nkarta, Inc.* (Biotechnology)	664	4,270
NL Industries, Inc. (Commercial Services & Supplies)	106	677
nLight, Inc.* (Electronic Equipment, Instruments & Components)	577	6,964
NMI Holdings, Inc.* (Financial Services)	996	39,193
NN, Inc.* (Machinery)	578	2,266
Noble Corp. PLC (Energy Equipment & Services)	1,436	67,808
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,559	9,545
Northeast Bank (Banks)	84	6,103
Northeast Community Bancorp, Inc. (Banks)	155	3,531
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	1,245	53,772
Northern Technologies International Corp. (Chemicals)	99	1,304
Northfield Bancorp, Inc. (Banks)	493	6,167
Northrim Bancorp, Inc. (Banks)	67	4,583
Northwest Bancshares, Inc. (Banks)	1,600	22,464
Northwest Natural Holding Co. (Gas Utilities)	476	19,030
Northwest Pipe Co.* (Construction & Engineering)	122	4,654
Northwestern Energy Group, Inc. (Multi-Utilities)	774	41,618
Norwood Financial Corp. (Banks)	94	2,771
Novagold Resources, Inc.* (Metals & Mining)	3,062	14,636
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	450	81,531
Novavax, Inc.* (Biotechnology)	1,773	22,712
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,337	30,443
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	623	6,990
Nurix Therapeutics, Inc.* (Biotechnology)	760	16,629

Common Stocks, continued

	Shares	Value
NuScale Power Corp.* (Electrical Equipment)	974	$9,954
Nuvalent, Inc.*—Class A (Biotechnology)	401	32,056
Nuvation Bio, Inc.* (Pharmaceuticals)	2,253	8,629
NV5 Global, Inc.* (Professional Services)	179	18,462
NVE Corp. (Semiconductors & Semiconductor Equipment)	60	5,358
Oak Valley Bancorp (Banks)	86	2,448
Oceaneering International, Inc.* (Energy Equipment & Services)	1,269	38,095
OceanFirst Financial Corp. (Banks)	722	13,119
Ocugen, Inc.* (Biotechnology)	3,212	4,513
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,953	16,522
Offerpad Solutions, Inc.* (Real Estate Management & Development)	131	582
OFG Bancorp (Banks)	584	26,525
O-I Glass, Inc.* (Containers & Packaging)	1,945	25,984
Oil States International, Inc.* (Energy Equipment & Services)	771	4,410
Oil-Dri Corp. of America (Household Products)	61	3,971
Olaplex Holdings, Inc.* (Personal Care Products)	1,741	3,621
Old National Bancorp (Banks)	3,950	79,078
Old Second Bancorp, Inc. (Banks)	547	9,255
Olema Pharmaceuticals, Inc.* (Biotechnology)	501	8,096
Olo, Inc.*—Class A (Software)	1,315	6,286
Olympic Steel, Inc. (Metals & Mining)	139	7,045
Omega Flex, Inc. (Machinery)	45	2,366
Omeros Corp.* (Pharmaceuticals)	702	3,784
OmniAb, Inc.* (Life Sciences Tools & Services)	1,159	5,552
Omnicell, Inc.* (Health Care Equipment & Supplies)	573	16,737
ON24, Inc.* (Software)	346	2,273
ONE Gas, Inc. (Gas Utilities)	707	49,228
One Liberty Properties, Inc. (Diversified REITs)	199	5,252
OneSpan, Inc.* (Software)	475	7,030
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,261	20,289
OneWater Marine, Inc.* (Specialty Retail)	150	3,702
Onity Group, Inc.* (Financial Services)	81	2,368
Ooma, Inc.* (Diversified Telecommunication Services)	310	3,224
Open Lending Corp.* (Capital Markets)	1,283	8,083
Opendoor Technologies, Inc.* (Real Estate Management & Development)	7,779	18,047
OPENLANE, Inc.* (Commercial Services & Supplies)	1,348	24,102
OPKO Health, Inc.* (Health Care Providers & Services)	4,089	5,806
OppFi, Inc. (Consumer Finance)	227	876
OptimizeRx Corp.* (Health Care Technology)	221	2,411
Option Care Health, Inc.* (Health Care Providers & Services)	2,189	64,991
Orange County Bancorp, Inc. (Banks)	64	3,980
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	937	4,198

See accompanying notes to the financial statements.

176 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	292	$2,155
Orchid Island Capital, Inc. (Mortgage REITs)	667	5,363
Organogenesis Holdings, Inc.* (Biotechnology)	906	2,736
ORIC Pharmaceuticals, Inc.* (Biotechnology)	773	8,658
Origin Bancorp, Inc. (Banks)	369	12,679
Orion Group Holdings, Inc.* (Construction & Engineering)	385	3,161
Orion Office REIT, Inc. (Office REITs)	705	2,855
Orion SA (Chemicals)	723	17,800
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	678	52,640
Orrstown Financial Services, Inc. (Banks)	230	8,087
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	423	6,802
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	206	6,341
Oscar Health, Inc.*—Class A (Insurance)	2,441	43,157
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	203	30,040
Otter Tail Corp. (Electric Utilities)	519	50,301
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	543	7,130
Outbrain, Inc.* (Interactive Media & Services)	484	2,314
Outfront Media, Inc. (Specialized REITs)	1,858	30,137
Outlook Therapeutics, Inc.* (Biotechnology)	99	767
Ovid Therapeutics, Inc.* (Biotechnology)	739	769
Owens & Minor, Inc.* (Health Care Providers & Services)	947	15,550
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	186	19,591
P10, Inc.—Class A (Capital Markets)	523	5,214
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,434	7,074
Pacific Premier Bancorp, Inc. (Banks)	1,203	32,553
Pacira BioSciences, Inc.* (Pharmaceuticals)	575	11,874
PACS Group, Inc.* (Health Care Providers & Services)	312	11,170
Pactiv Evergreen, Inc. (Containers & Packaging)	508	6,675
Pagaya Technologies, Ltd.*—Class A (Software)	507	7,544
PagerDuty, Inc.* (Software)	1,120	23,442
Pagseguro Digital, Ltd.*—Class A (Financial Services)	2,367	30,250
Palomar Holdings, Inc.* (Insurance)	307	28,247
PAM Transportation Services, Inc.* (Ground Transportation)	76	1,550
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	393	2,853
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	417	18,444
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	719	19,089
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	423	21,421
Paragon 28, Inc.* (Health Care Equipment & Supplies)	592	4,612

Common Stocks, continued

	Shares	Value
Paramount Group, Inc. (Office REITs)	2,316	$12,136
Park Aerospace Corp. (Aerospace & Defense)	233	3,125
Park National Corp. (Banks)	181	32,030
Parke Bancorp, Inc. (Banks)	132	2,582
Park-Ohio Holdings Corp. (Machinery)	108	3,372
Pathward Financial, Inc. (Banks)	321	21,680
Patria Investments, Ltd.—Class A (Capital Markets)	690	8,977
Patrick Industries, Inc. (Automobile Components)	271	34,704
Patterson Cos., Inc. (Health Care Providers & Services)	1,010	25,503
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,012	55,082
Payoneer Global, Inc.* (Financial Services)	3,556	19,665
Paysafe, Ltd.* (Financial Services)	404	8,480
Paysign, Inc.* (Financial Services)	413	2,201
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,304	53,138
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	145	10,378
PCB Bancorp (Banks)	137	2,640
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	391	13,720
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,607	35,691
Peakstone Realty Trust (Office REITs)	458	6,220
Peapack-Gladstone Financial Corp. (Banks)	210	5,935
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,499	20,521
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,059	8,832
Peloton Interactive, Inc.*—Class A (Leisure Products)	4,246	15,116
PennyMac Financial Services, Inc. (Financial Services)	336	32,968
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,091	15,023
Peoples Bancorp of North Carolina, Inc. (Banks)	57	1,811
Peoples Bancorp, Inc. (Banks)	434	14,439
Peoples Financial Services Corp. (Banks)	116	5,762
PepGen, Inc.* (Biotechnology)	195	2,229
Perdoceo Education Corp. (Diversified Consumer Services)	823	20,402
Perella Weinberg Partners (Capital Markets)	660	12,474
Perficient, Inc.* (IT Services)	436	32,878
Performant Financial Corp.* (Commercial Services & Supplies)	888	3,294
Perimeter Solutions SA* (Chemicals)	1,680	16,279
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	158	2,005
Perpetua Resources Corp.* (Metals & Mining)	483	3,280
Perspective Therapeutics, Inc.* (Biotechnology)	591	8,038
Petco Health & Wellness Co., Inc.* (Specialty Retail)	1,042	3,605
PetIQ, Inc.* (Health Care Providers & Services)	339	7,417

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 177

Common Stocks, continued

	Shares	Value
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	428	$5,059
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	256	4,833
Phillips Edison & Co., Inc. (Retail REITs)	1,541	54,090
Phinia, Inc. (Automobile Components)	570	25,479
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	774	19,667
Phreesia, Inc.* (Health Care Technology)	639	15,943
Piedmont Lithium, Inc.* (Metals & Mining)	227	2,275
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	1,550	13,408
Pioneer Bancorp, Inc.* (Banks)	146	1,628
Piper Sandler Cos. (Capital Markets)	218	59,575
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,016	13,306
PJT Partners, Inc.—Class A (Capital Markets)	296	39,350
Planet Labs PBC* (Professional Services)	2,116	5,375
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	493	5,645
Playstudios, Inc.* (Entertainment)	1,105	2,398
Plexus Corp.* (Electronic Equipment, Instruments & Components)	341	43,706
Pliant Therapeutics, Inc.* (Pharmaceuticals)	715	10,232
Plug Power, Inc.* (Electrical Equipment)	7,923	19,570
Plumas Bancorp (Banks)	69	2,986
Plymouth Industrial REIT, Inc. (Industrial REITs)	503	12,032
Ponce Financial Group, Inc.* (Banks)	243	2,406
Porch Group, Inc.* (Software)	969	1,986
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	678	7,024
Portland General Electric Co. (Electric Utilities)	1,276	60,456
Poseida Therapeutics, Inc.* (Biotechnology)	862	3,043
Postal Realty Trust, Inc.—Class A (Office REITs)	270	4,039
Potbelly Corp.* (Hotels, Restaurants & Leisure)	345	2,519
PotlatchDeltic Corp. (Specialized REITs)	997	44,226
Powell Industries, Inc. (Electrical Equipment)	117	21,485
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	711	51,931
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	1,136	5,146
PowerSchool Holdings, Inc.* (Software)	748	16,875
PRA Group, Inc.* (Consumer Finance)	487	12,979
Prairie Operating Co.* (Software)	53	511
Praxis Precision Medicines, Inc.* (Biotechnology)	216	12,465
Precigen, Inc.* (Biotechnology)	1,589	2,415
Preferred Bank (Banks)	156	13,425
Preformed Line Products Co. (Electrical Equipment)	31	4,274
Prelude Therapeutics, Inc.* (Biotechnology)	165	1,051
Premier Financial Corp. (Banks)	444	11,251
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	622	44,044

Common Stocks, continued

	Shares	Value
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	315	$28,769
Prime Medicine, Inc.* (Biotechnology)	712	3,994
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	9	1,063
Primis Financial Corp. (Banks)	254	3,353
Primo Water Corp. (Beverages)	1,982	43,466
Primoris Services Corp. (Construction & Engineering)	671	37,891
Princeton Bancorp, Inc. (Banks)	64	2,504
Priority Technology Holdings, Inc.* (Financial Services)	228	1,352
Privia Health Group, Inc.* (Health Care Providers & Services)	1,281	26,568
ProAssurance Corp.* (Insurance)	678	8,882
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	532	33,686
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	279	2,592
PROG Holdings, Inc. (Consumer Finance)	532	23,972
Progress Software Corp. (Software)	539	31,478
Progyny, Inc.* (Health Care Providers & Services)	1,060	29,892
ProKidney Corp.* (Biotechnology)	791	1,851
ProPetro Holding Corp.* (Energy Equipment & Services)	1,140	10,933
PROS Holdings, Inc.* (Software)	574	13,833
Protagonist Therapeutics, Inc.* (Biotechnology)	734	27,481
Prothena Corp. PLC* (Biotechnology)	534	12,432
Proto Labs, Inc.* (Machinery)	322	11,212
Provident Bancorp, Inc.* (Banks)	197	2,145
Provident Financial Services, Inc. (Banks)	1,581	29,312
PTC Therapeutics, Inc.* (Biotechnology)	958	32,428
PubMatic, Inc.*—Class A (Media)	525	11,529
Pulmonx Corp.* (Health Care Equipment & Supplies)	476	3,289
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	230	3,441
Puma Biotechnology, Inc.* (Biotechnology)	520	1,864
Pure Cycle Corp.* (Water Utilities)	261	2,871
PureCycle Technologies, Inc.* (Chemicals)	1,548	11,935
Purple Innovation, Inc.* (Household Durables)	714	985
Pyxis Oncology, Inc.* (Biotechnology)	613	2,403
Q2 Holdings, Inc.* (Software)	739	49,860
Q32 Bio, Inc.* (Biotechnology)	76	2,894
QCR Holdings, Inc. (Banks)	206	15,747
Quad/Graphics, Inc. (Commercial Services & Supplies)	378	1,727
Quaker Chemical Corp. (Chemicals)	176	31,956
Qualys, Inc.* (Software)	466	69,499
Quanex Building Products Corp. (Building Products)	567	18,938
Quanterix Corp.* (Life Sciences Tools & Services)	451	6,657
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,257	1,370
Quest Resource Holding Corp.* (Commercial Services & Supplies)	217	1,831
See accompanying notes to the financial statements.

178 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	173	$1,868
QuinStreet, Inc.* (Interactive Media & Services)	661	12,361
Quipt Home Medical Corp.* (Health Care Providers & Services)	513	1,980
Qurate Retail, Inc.*—Class B (Broadline Retail)	13	52
Rackspace Technology, Inc.* (IT Services)	839	1,963
Radian Group, Inc. (Financial Services)	1,903	70,601
Radiant Logistics, Inc.* (Air Freight & Logistics)	446	2,774
Radius Recycling, Inc. (Metals & Mining)	331	5,998
RadNet, Inc.* (Health Care Providers & Services)	830	49,593
Ramaco Resources, Inc.—Class A (Metals & Mining)	333	4,529
Ramaco Resources, Inc.—Class B (Metals & Mining)	63	736
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,367	70,319
Ranger Energy Services, Inc. (Energy Equipment & Services)	209	2,711
Ranpak Holdings Corp.* (Containers & Packaging)	539	3,892
Rapid7, Inc.* (Software)	777	30,567
RAPT Therapeutics, Inc.* (Biotechnology)	377	1,184
Rayonier Advanced Materials, Inc.* (Chemicals)	804	5,347
RBB Bancorp (Banks)	214	4,937
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	109	5,393
RE/MAX Holdings, Inc. (Real Estate Management & Development)	225	2,171
Ready Capital Corp. (Mortgage REITs)	2,029	18,829
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	2,595	21,279
Red River Bancshares, Inc. (Banks)	59	3,287
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	618	35,226
Red Violet, Inc.* (Software)	139	3,581
Redfin Corp.* (Real Estate Management & Development)	1,472	11,982
Redwire Corp.* (Aerospace & Defense)	282	1,997
Redwood Trust, Inc. (Mortgage REITs)	1,653	12,017
REGENXBIO, Inc.* (Biotechnology)	578	8,237
Regional Management Corp. (Consumer Finance)	102	3,335
Regulus Therapeutics, Inc.* (Biotechnology)	793	1,427
Rekor Systems, Inc.* (Software)	892	1,623
Relay Therapeutics, Inc.* (Biotechnology)	1,249	10,267
Remitly Global, Inc.* (Financial Services)	1,821	24,055
Renasant Corp. (Banks)	695	23,901
Renovaro, Inc.* (Biotechnology)	612	447
Repay Holdings Corp.* (Financial Services)	1,136	10,928
Replimune Group, Inc.* (Biotechnology)	631	6,310
ReposiTrak, Inc. (Software)	147	2,809
Republic Bancorp, Inc.—Class A (Banks)	104	6,824
Reservoir Media, Inc.* (Entertainment)	244	1,942
Resideo Technologies, Inc.* (Building Products)	1,834	41,668

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	406	$4,844
Retail Opportunity Investments Corp. (Retail REITs)	1,556	23,262
REV Group, Inc. (Machinery)	645	18,821
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,307	4,940
REVOLUTION Medicines, Inc.* (Biotechnology)	1,913	87,310
Revolve Group, Inc.* (Specialty Retail)	482	9,327
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	193	9,806
RGC Resources, Inc. (Gas Utilities)	104	2,341
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	687	33,120
Ribbon Communications, Inc.* (Communications Equipment)	1,137	3,854
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	154	1,843
Rigel Pharmaceuticals, Inc.* (Biotechnology)	219	2,317
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	1,776	1,829
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	143	4,188
Rimini Street, Inc.* (Software)	666	1,479
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,860	3,664
Riot Platforms, Inc.* (Software)	3,407	34,717
RLJ Lodging Trust (Hotel & Resort REITs)	1,913	18,059
Roadzen, Inc.* (Software)	190	293
Rocket Lab USA, Inc.* (Aerospace & Defense)	4,368	22,888
Rocket Pharmaceuticals, Inc.* (Biotechnology)	826	19,989
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	91	3,119
Rogers Corp.* (Electronic Equipment, Instruments & Components)	236	28,834
Root, Inc.*—Class A (Insurance)	108	6,505
RPC, Inc. (Energy Equipment & Services)	1,067	7,970
RumbleON, Inc.*—Class B (Specialty Retail)	202	832
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	764	38,972
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	111	5,248
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	954	9,550
RXO, Inc.* (Ground Transportation)	1,464	46,423
RxSight, Inc.* (Health Care Equipment & Supplies)	427	19,544
Ryerson Holding Corp. (Metals & Mining)	365	8,683
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	736	73,975
S&T Bancorp, Inc. (Banks)	478	21,214
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	633	10,647
Sabra Health Care REIT, Inc. (Health Care REITs)	2,905	47,147
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,722	16,196

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 179

Common Stocks, continued

	Shares	Value
Safe Bulkers, Inc. (Marine Transportation)	793	$4,013
Safehold, Inc. (Specialized REITs)	650	15,041
Safety Insurance Group, Inc. (Insurance)	184	15,741
Sage Therapeutics, Inc.* (Biotechnology)	676	7,402
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,311	15,011
Sana Biotechnology, Inc.* (Biotechnology)	1,660	10,109
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	50	1,595
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	404	5,490
Sandy Spring Bancorp, Inc. (Banks)	552	16,908
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	688	51,827
Sapiens International Corp. N.V. (Software)	386	15,015
Saul Centers, Inc. (Retail REITs)	132	5,221
Savara, Inc.* (Biotechnology)	1,217	5,598
Savers Value Village, Inc.* (Broadline Retail)	294	2,996
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	314	16,344
Scholar Rock Holding Corp.* (Biotechnology)	860	7,809
Scholastic Corp. (Media)	295	9,242
Schrodinger, Inc.* (Health Care Technology)	698	15,551
Scilex Holding Co.* (Pharmaceuticals)	1,025	1,630
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	588	45,088
scPharmaceuticals, Inc.* (Pharmaceuticals)	356	1,791
Seacoast Banking Corp. of Florida (Banks)	1,061	29,538
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	306	4,241
Seadrill, Ltd.* (Energy Equipment & Services)	934	51,379
Select Medical Holdings Corp. (Health Care Providers & Services)	1,342	53,358
Select Water Solutions, Inc. (Energy Equipment & Services)	1,145	13,534
Selective Insurance Group, Inc. (Insurance)	764	69,003
Selectquote, Inc.* (Insurance)	1,680	6,871
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	60	1,989
SEMrush Holdings, Inc.*—Class A (Software)	455	6,707
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	813	25,788
Seneca Foods Corp.*—Class A (Food Products)	60	3,620
Sensient Technologies Corp. (Chemicals)	529	41,288
Sera Prognostics, Inc.*—Class A (Biotechnology)	346	2,868
Service Properties Trust (Hotel & Resort REITs)	2,071	11,743
ServisFirst Bancshares, Inc. (Banks)	637	51,113
SES AI Corp.* (Electrical Equipment)	1,635	2,011
Seven Hills Realty Trust (Mortgage REITs)	161	2,156
Sezzle, Inc.* (Financial Services)	30	2,624
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,415	16,754
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	477	41,796
Shattuck Labs, Inc.* (Biotechnology)	491	1,954

Common Stocks, continued

	Shares	Value
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	611	$13,008
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	2,153	13,995
Shoe Carnival, Inc. (Specialty Retail)	224	9,513
Shore Bancshares, Inc. (Banks)	385	5,590
Shutterstock, Inc. (Interactive Media & Services)	314	13,885
SI-BONE, Inc.* (Health Care Equipment & Supplies)	511	7,767
Sierra Bancorp (Banks)	166	4,829
SIGA Technologies, Inc. (Pharmaceuticals)	581	5,798
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	441	3,431
Signet Jewelers, Ltd. (Specialty Retail)	536	45,094
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	398	47,812
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	492	13,289
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	119	2,110
Simmons First National Corp.—Class A (Banks)	1,558	33,544
Simulations Plus, Inc. (Health Care Technology)	199	8,127
Sinclair, Inc. (Media)	402	6,183
SiriusPoint, Ltd.* (Insurance)	1,238	17,790
SITE Centers Corp. (Retail REITs)	2,385	36,848
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	231	32,790
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	1,038	25,275
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	532	25,339
SJW Group (Water Utilities)	406	24,608
Sky Harbour Group Corp.* (Transportation Infrastructure)	142	1,456
Skye Bioscience, Inc.* (Biotechnology)	216	1,117
Skyline Champion Corp.* (Household Durables)	674	54,938
Skyward Specialty Insurance Group, Inc.* (Insurance)	466	18,440
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	342	2,531
SkyWest, Inc.* (Passenger Airlines)	497	39,730
SL Green Realty Corp. (Office REITs)	834	55,577
Sleep Number Corp.* (Specialty Retail)	271	3,198
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,436	66,344
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	646	15,116
SmartFinancial, Inc. (Banks)	200	5,668
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,425	4,462
Smith & Wesson Brands, Inc. (Leisure Products)	572	9,467
Smith-Midland Corp.* (Construction Materials)	56	1,944

See accompanying notes to the financial statements.

180 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	316	$4,155
SolarMax Technology, Inc.* (Electrical Equipment)	64	271
SolarWinds Corp. (Software)	683	8,148
Soleno Therapeutics, Inc.* (Biotechnology)	276	13,311
Solid Biosciences, Inc.* (Biotechnology)	283	2,524
Solid Power, Inc.* (Automobile Components)	1,957	3,679
Solidion Technology, Inc.* (Electrical Equipment)	111	46
Solo Brands, Inc.*—Class A (Leisure Products)	205	490
Sonic Automotive, Inc.—Class A (Specialty Retail)	183	10,896
Sonida Senior Living, Inc.* (Health Care Providers & Services)	43	1,388
Sonos, Inc.* (Household Durables)	1,547	20,885
SoundHound AI, Inc.*—Class A (Software)	3,563	18,136
SoundThinking, Inc.* (Software)	125	1,933
South Plains Financial, Inc. (Banks)	148	4,801
Southern California Bancorp* (Banks)	301	4,753
Southern First Bancshares, Inc.* (Banks)	97	3,356
Southern Missouri Bancorp, Inc. (Banks)	119	6,807
Southern States Bancshares, Inc. (Banks)	105	3,436
Southland Holdings, Inc.* (Construction & Engineering)	126	491
Southside Bancshares, Inc. (Banks)	361	12,631
SouthState Corp. (Banks)	955	94,515
Southwest Gas Holdings, Inc. (Gas Utilities)	765	56,732
SpartanNash Co. (Consumer Staples Distribution & Retail)	431	9,103
Sphere Entertainment Co.* (Entertainment)	333	14,812
Spire Global, Inc.* (Professional Services)	280	3,903
Spire, Inc. (Gas Utilities)	679	45,215
Spirit Airlines, Inc. (Passenger Airlines)	1,378	4,148
Spok Holdings, Inc. (Wireless Telecommunication Services)	230	3,526
SpringWorks Therapeutics, Inc.* (Biotechnology)	863	30,990
Sprinklr, Inc.*—Class A (Software)	1,291	12,691
Sprout Social, Inc.*—Class A (Software)	620	24,223
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,265	126,361
SPS Commerce, Inc.* (Software)	467	100,600
SPX Technologies, Inc.* (Machinery)	565	83,360
Spyre Therapeutics, Inc.* (Biotechnology)	435	11,963
Squarespace, Inc.*—Class A (IT Services)	762	33,672
SSR Mining, Inc. (Metals & Mining)	2,548	14,192
STAAR Surgical Co.* (Health Care Equipment & Supplies)	621	25,616
Stagwell, Inc.* (Media)	1,138	7,602
Standard BioTools, Inc.* (Life Sciences Tools & Services)	3,787	8,483
Standard Motor Products, Inc. (Automobile Components)	272	8,903
Standex International Corp. (Machinery)	146	27,273
Star Holdings* (Diversified REITs)	163	2,192
Steelcase, Inc.—Class A (Commercial Services & Supplies)	1,162	16,837
Stellar Bancorp, Inc. (Banks)	617	16,906

Common Stocks, continued

	Shares	Value
Stem, Inc.* (Electrical Equipment)	1,906	$2,325
Stepan Co. (Chemicals)	268	22,681
StepStone Group, Inc.—Class A (Capital Markets)	672	33,775
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	688	1,376
Sterling Bancorp, Inc.* (Banks)	267	1,554
Sterling Check Corp.* (Professional Services)	416	6,523
Sterling Infrastructure, Inc.* (Construction & Engineering)	380	44,217
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	910	41,259
Stewart Information Services Corp. (Insurance)	340	24,038
Stitch Fix, Inc.*—Class A (Specialty Retail)	1,128	5,313
Stock Yards Bancorp, Inc. (Banks)	321	19,973
Stoke Therapeutics, Inc.* (Biotechnology)	446	6,677
StoneCo, Ltd.*—Class A (Financial Services)	3,594	47,153
Stoneridge, Inc.* (Automobile Components)	343	5,766
StoneX Group, Inc.* (Capital Markets)	344	28,669
Strategic Education, Inc. (Diversified Consumer Services)	279	29,407
Stratus Properties, Inc.* (Real Estate Management & Development)	70	1,933
Strawberry Fields REIT, Inc. (Health Care REITs)	73	837
Stride, Inc.* (Diversified Consumer Services)	535	40,650
Sturm Ruger & Co., Inc. (Leisure Products)	213	9,608
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,318	8,356
Summit Materials, Inc.*—Class A (Construction Materials)	1,520	63,505
Summit Therapeutics, Inc.* (Biotechnology)	1,099	11,869
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	496	6,498
SunCoke Energy, Inc. (Metals & Mining)	1,052	12,308
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,363	9,636
SunOpta, Inc.* (Food Products)	1,152	6,106
SunPower Corp.* (Electrical Equipment)	1,103	941
Sunrise Realty Trust, Inc.* (Mortgage REITs)	70	840
Sunrun, Inc.* (Electrical Equipment)	2,744	48,102
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,554	26,459
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	1,881	7,204
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	163	3,247
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	630	18,787
Surgery Partners, Inc.* (Health Care Providers & Services)	964	29,267
Surmodics, Inc.* (Health Care Equipment & Supplies)	173	7,162
Sutro Biopharma, Inc.* (Biotechnology)	1,028	4,081
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,240	34,075

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 181

Common Stocks, continued

	Shares	Value
SWK Holdings Corp.* (Financial Services)	41	$722
Sylvamo Corp. (Paper & Forest Products)	442	32,580
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	489	42,699
Syndax Pharmaceuticals, Inc.* (Biotechnology)	1,032	23,426
System1, Inc.* (Interactive Media & Services)	294	400
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	297	3,793
Talkspace, Inc.* (Health Care Providers & Services)	1,543	3,101
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,858	21,999
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	813	30,065
Tanger, Inc. (Retail REITs)	1,337	38,639
Tango Therapeutics, Inc.* (Biotechnology)	599	5,900
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	414	3,875
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	462	11,222
Taylor Devices, Inc.* (Machinery)	30	1,541
Taylor Morrison Home Corp.* (Household Durables)	1,303	87,405
Taysha Gene Therapies, Inc.* (Biotechnology)	2,008	4,438
TechTarget, Inc.* (Media)	324	10,368
Tecnoglass, Inc. (Building Products)	282	15,174
Teekay Corp.* (Oil, Gas & Consumable Fuels)	718	6,225
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	301	19,697
TEGNA, Inc. (Media)	2,213	35,253
Tejon Ranch Co.* (Real Estate Management & Development)	263	4,997
Teladoc Health, Inc.* (Health Care Technology)	2,137	20,152
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,238	26,246
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	60	217
Telos Corp.* (Software)	706	3,036
Tenable Holdings, Inc.* (Software)	1,480	67,962
Tenaya Therapeutics, Inc.* (Biotechnology)	692	2,422
Tennant Co. (Machinery)	238	25,630
Terawulf, Inc.* (Software)	2,889	12,018
Terex Corp. (Machinery)	837	52,949
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	723	5,603
Terran Orbital Corp.* (Aerospace & Defense)	1,936	1,393
Terreno Realty Corp. (Industrial REITs)	1,199	82,023
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,576	5,878
Tevogen Bio Holdings, Inc.* (Biotechnology)	275	176
Texas Capital Bancshares, Inc.* (Banks)	582	38,470
TG Therapeutics, Inc.* (Biotechnology)	1,753	34,639
The Aaron's Co., Inc. (Specialty Retail)	389	3,890

Common Stocks, continued

	Shares	Value
The Andersons, Inc. (Consumer Staples Distribution & Retail)	410	$22,357
The Baldwin Insurance Group, Inc.* (Insurance)	827	36,173
The Bancorp, Inc.* (Banks)	628	32,556
The Bank of NT Butterfield & Son, Ltd. (Banks)	584	22,391
The Beauty Health Co.* (Personal Care Products)	934	1,728
The Brink's Co. (Commercial Services & Supplies)	564	62,035
The Buckle, Inc. (Specialty Retail)	388	16,758
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	606	23,567
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	439	18,258
The Duckhorn Portfolio, Inc.* (Beverages)	667	4,842
The E.W. Scripps Co.*—Class A (Media)	761	2,861
The Eastern Co. (Machinery)	65	1,914
The Ensign Group, Inc. (Health Care Providers & Services)	697	98,102
The First Bancorp, Inc. (Banks)	134	3,772
The First Bancshares, Inc. (Banks)	386	12,862
The First of Long Island Corp. (Banks)	269	3,529
The GEO Group, Inc.* (Commercial Services & Supplies)	1,560	22,620
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,577	41,851
The Gorman-Rupp Co. (Machinery)	263	10,865
The Greenbrier Cos., Inc. (Machinery)	385	19,639
The Hackett Group, Inc. (IT Services)	317	8,648
The Hain Celestial Group, Inc.* (Food Products)	1,126	8,715
The Honest Co., Inc.* (Personal Care Products)	1,005	3,749
The Joint Corp.* (Health Care Providers & Services)	137	1,976
The Lovesac Co.* (Household Durables)	178	4,870
The Macerich Co. (Retail REITs)	2,720	43,547
The Manitowoc Co., Inc.* (Machinery)	437	5,524
The Marcus Corp. (Entertainment)	301	3,790
The ODP Corp.* (Specialty Retail)	447	18,886
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	261	1,323
The Pennant Group, Inc.* (Health Care Providers & Services)	363	10,821
The Real Brokerage, Inc.* (Real Estate Management & Development)	1,194	7,104
The RealReal, Inc.* (Specialty Retail)	1,229	4,596
The RMR Group, Inc.—Class A (Real Estate Management & Development)	194	5,032
The Shyft Group, Inc. (Machinery)	424	7,110
The Simply Good Foods Co.* (Food Products)	1,146	38,873
The St. Joe Co. (Real Estate Management & Development)	453	27,942
The Vita Coco Co., Inc.* (Beverages)	493	12,739
The York Water Co. (Water Utilities)	180	7,436
Theravance Biopharma, Inc.* (Pharmaceuticals)	461	4,661

See accompanying notes to the financial statements.

182 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Thermon Group Holdings, Inc.* (Electrical Equipment)	419	$13,747
Third Coast Bancshares, Inc.* (Banks)	142	3,319
Third Harmonic Bio, Inc.* (Pharmaceuticals)	249	3,023
Thoughtworks Holding, Inc.* (IT Services)	1,256	4,371
ThredUp, Inc.*—Class A (Specialty Retail)	987	2,073
Thryv Holdings, Inc.* (Media)	399	7,773
Tidewater, Inc.* (Energy Equipment & Services)	612	60,564
Tile Shop Holdings, Inc.* (Specialty Retail)	360	2,599
Tilly's, Inc.*—Class A (Specialty Retail)	186	1,090
Timberland Bancorp, Inc. (Banks)	95	2,902
Tiptree, Inc. (Insurance)	316	6,241
Titan International, Inc.* (Machinery)	627	5,342
Titan Machinery, Inc.* (Trading Companies & Distributors)	259	4,618
Tompkins Financial Corp. (Banks)	160	10,070
Topgolf Callaway Brands Corp.* (Leisure Products)	1,781	29,387
Torrid Holdings, Inc.* (Specialty Retail)	154	1,278
Tourmaline Bio, Inc.* (Biotechnology)	290	4,895
Towne Bank (Banks)	882	29,318
Townsquare Media, Inc.—Class A (Media)	165	1,993
TPG RE Finance Trust, Inc. (Mortgage REITs)	720	6,293
TPI Composites, Inc.* (Electrical Equipment)	579	2,467
Traeger, Inc.* (Household Durables)	429	1,047
Transcat, Inc.* (Trading Companies & Distributors)	108	12,446
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	15	472
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	403	57,331
Transocean, Ltd.* (Energy Equipment & Services)	9,156	53,013
Travere Therapeutics, Inc.* (Biotechnology)	925	8,825
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	612	4,425
Tredegar Corp.* (Metals & Mining)	334	1,907
TreeHouse Foods, Inc.* (Food Products)	615	24,772
Trevi Therapeutics, Inc.* (Pharmaceuticals)	737	2,344
Tri Pointe Homes, Inc.* (Household Durables)	1,173	53,078
TriCo Bancshares (Banks)	402	18,705
TriMas Corp. (Containers & Packaging)	510	12,536
TriNet Group, Inc. (Professional Services)	408	42,534
Trinity Industries, Inc. (Machinery)	1,026	33,920
Triumph Financial, Inc.* (Banks)	277	25,132
Triumph Group, Inc.* (Aerospace & Defense)	810	13,276
Tronox Holdings PLC (Chemicals)	1,491	24,095
TrueBlue, Inc.* (Professional Services)	385	4,601
TrueCar, Inc.* (Interactive Media & Services)	1,075	3,935
Trupanion, Inc.* (Insurance)	414	15,343
TrustCo Bank Corp. (Banks)	233	8,297
Trustmark Corp. (Banks)	764	26,534
TScan Therapeutics, Inc.* (Biotechnology)	482	3,441
TTEC Holdings, Inc. (Professional Services)	246	1,963
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,267	24,554

Common Stocks, continued

	Shares	Value
Tucows, Inc.*—Class A (IT Services)	100	$2,517
Turning Point Brands, Inc. (Tobacco)	215	8,110
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	215	3,111
Tutor Perini Corp.* (Construction & Engineering)	543	13,515
Twin Disc, Inc. (Machinery)	140	2,019
Twist Bioscience Corp.* (Biotechnology)	722	40,295
Two Harbors Investment Corp. (Mortgage REITs)	1,304	17,565
TXNM Energy, Inc. (Electric Utilities)	1,130	46,985
Tyra Biosciences, Inc.* (Biotechnology)	255	5,651
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	188	18,330
Udemy, Inc.* (Diversified Consumer Services)	1,200	11,088
UFP Industries, Inc. (Building Products)	760	100,267
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	91	29,265
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	556	24,053
Ultralife Corp.* (Electrical Equipment)	126	1,509
UMB Financial Corp. (Banks)	563	57,436
UMH Properties, Inc. (Residential REITs)	802	14,244
UniFirst Corp. (Commercial Services & Supplies)	189	36,768
Unisys Corp.* (IT Services)	827	3,937
United Bankshares, Inc. (Banks)	1,660	64,623
United Community Banks, Inc. (Banks)	1,502	46,487
United Fire Group, Inc. (Insurance)	263	5,894
United Homes Group, Inc.* (Household Durables)	66	410
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	738	11,439
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	448	23,587
United States Lime & Minerals, Inc. (Construction Materials)	130	11,057
Uniti Group, Inc. (Specialized REITs)	3,003	11,532
Unitil Corp. (Multi-Utilities)	200	12,256
Unity Bancorp, Inc. (Banks)	90	3,116
Universal Corp. (Tobacco)	302	16,133
Universal Health Realty Income Trust (Health Care REITs)	161	6,883
Universal Insurance Holdings, Inc. (Insurance)	301	5,963
Universal Logistics Holdings, Inc. (Ground Transportation)	85	3,658
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	109	4,090
Universal Technical Institute, Inc.* (Diversified Consumer Services)	496	9,394
Univest Financial Corp. (Banks)	363	10,037
Upbound Group, Inc. (Specialty Retail)	674	25,430
Upstart Holdings, Inc.* (Consumer Finance)	967	27,008
Upwork, Inc.* (Professional Services)	1,564	18,956
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,938	29,282
Urban Edge Properties (Retail REITs)	1,504	30,531
Urban Outfitters, Inc.* (Specialty Retail)	804	37,024

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 183

Common Stocks, continued

	Shares	Value
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,452	$4,280
UroGen Pharma, Ltd.* (Biotechnology)	431	7,090
USANA Health Sciences, Inc.* (Personal Care Products)	143	6,378
USCB Financial Holdings, Inc. (Banks)	131	2,182
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	43	2,993
Utz Brands, Inc. (Food Products)	816	12,109
V2X, Inc.* (Aerospace & Defense)	154	8,028
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,308	9,365
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	118	489
Valaris, Ltd.* (Energy Equipment & Services)	788	61,929
Valhi, Inc. (Chemicals)	30	633
Valley National Bancorp (Banks)	5,418	45,511
Value Line, Inc. (Capital Markets)	10	473
Vanda Pharmaceuticals, Inc.* (Biotechnology)	716	4,181
Varex Imaging Corp.* (Health Care Equipment & Supplies)	487	7,203
Varonis Systems, Inc.* (Software)	1,384	76,300
Vaxcyte, Inc.* (Biotechnology)	1,371	108,159
Vector Group, Ltd. (Tobacco)	1,844	23,566
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	698	28,904
Velo3D, Inc.* (Machinery)	1	3
Velocity Financial, Inc.* (Financial Services)	113	2,139
Ventyx Biosciences, Inc.* (Pharmaceuticals)	763	1,770
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	336	2,312
Vera Therapeutics, Inc.* (Biotechnology)	489	17,893
Veracyte, Inc.* (Biotechnology)	965	23,160
Verastem, Inc.* (Biotechnology)	319	829
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	41	179
Vericel Corp.* (Biotechnology)	608	30,716
Verint Systems, Inc.* (Software)	775	28,009
Veris Residential, Inc. (Residential REITs)	986	15,490
Veritex Holdings, Inc. (Banks)	659	16,521
Verra Mobility Corp.* (Professional Services)	2,090	62,972
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	238	1,568
Vertex, Inc.*—Class A (Software)	681	27,002
Veru, Inc.* (Personal Care Products)	1,658	1,552
Verve Therapeutics, Inc.* (Biotechnology)	892	6,244
Viad Corp.* (Commercial Services & Supplies)	257	8,545
Viant Technology, Inc.*—Class A (Software)	195	2,268
Viasat, Inc.* (Communications Equipment)	1,523	30,795
Viavi Solutions, Inc.* (Communications Equipment)	2,764	22,223
Vicor Corp.* (Electrical Equipment)	282	11,875
Victoria's Secret & Co.* (Specialty Retail)	985	17,484
Victory Capital Holdings, Inc.—Class A (Capital Markets)	516	27,033
Viemed Healthcare, Inc.* (Health Care Providers & Services)	431	3,108

Common Stocks, continued

	Shares	Value
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	109	$3,453
Vimeo, Inc.* (Interactive Media & Services)	1,859	7,473
Vir Biotechnology, Inc.* (Biotechnology)	1,124	11,420
Virco Mfg. Corp. (Commercial Services & Supplies)	131	2,306
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	237	1,687
Virginia National Bankshares Corp. (Banks)	59	2,306
Viridian Therapeutics, Inc.* (Biotechnology)	786	13,244
VirTra, Inc.* (Aerospace & Defense)	133	1,166
Virtus Investment Partners, Inc. (Capital Markets)	85	19,210
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,586	38,556
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	152	5,212
Vista Outdoor, Inc.* (Leisure Products)	732	29,741
Visteon Corp.* (Automobile Components)	343	39,630
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	359	15,656
Vital Farms, Inc.* (Food Products)	409	14,924
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	314	8,151
Vivid Seats, Inc.*—Class A (Entertainment)	982	4,792
Vizio Holding Corp.*—Class A (Household Durables)	1,116	12,254
Voyager Therapeutics, Inc.* (Biotechnology)	577	5,303
VSE Corp. (Commercial Services & Supplies)	171	15,217
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	1,238	2,984
Wabash National Corp. (Machinery)	561	12,056
WaFd, Inc. (Banks)	838	29,824
Waldencast PLC*—Class A (Personal Care Products)	307	964
Walker & Dunlop, Inc. (Financial Services)	403	43,081
Warby Parker, Inc.*—Class A (Specialty Retail)	1,095	18,035
Warrior Met Coal, Inc. (Metals & Mining)	651	44,991
Washington Trust Bancorp, Inc. (Banks)	213	6,818
Waterstone Financial, Inc. (Financial Services)	207	3,088
Watts Water Technologies, Inc.—Class A (Machinery)	344	71,387
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	972	6,425
WD-40 Co. (Household Products)	171	44,735
Weave Communications, Inc.* (Software)	491	4,910
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	207	15,618
Werewolf Therapeutics, Inc.* (Biotechnology)	383	862
Werner Enterprises, Inc. (Ground Transportation)	795	31,156
WesBanco, Inc. (Banks)	723	23,049
West Bancorp, Inc. (Banks)	202	4,189
Westamerica Bancorp (Banks)	322	17,375
Westrock Coffee Co.* (Food Products)	425	4,208
Weyco Group, Inc. (Distributors)	76	2,646

See accompanying notes to the financial statements.

184 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks, continued

	Shares	Value
Wheels Up Experience, Inc.* (Passenger Airlines)	1,126	$2,961
Whitestone REIT (Retail REITs)	614	8,473
Whole Earth Brands, Inc.* (Food Products)	408	1,987
WideOpenWest, Inc.* (Media)	618	3,368
Willdan Group, Inc.* (Professional Services)	158	5,353
Willis Lease Finance Corp. (Trading Companies & Distributors)	39	3,365
Winmark Corp. (Specialty Retail)	37	14,639
Winnebago Industries, Inc. (Automobiles)	359	22,446
WisdomTree, Inc. (Capital Markets)	1,752	20,919
WK Kellogg Co. (Food Products)	824	14,502
WM Technology, Inc.* (Software)	1,048	1,132
WNS Holdings, Ltd.* (Professional Services)	582	34,676
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	997	14,825
Workhorse Group, Inc.* (Automobiles)	1	1
Workiva, Inc.* (Software)	634	46,770
World Acceptance Corp.* (Consumer Finance)	45	5,495
World Kinect Corp. (Oil, Gas & Consumable Fuels)	740	20,668
Worthington Enterprises, Inc. (Household Durables)	395	19,714
Worthington Steel, Inc. (Metals & Mining)	409	16,307
WSFS Financial Corp. (Banks)	753	42,537
X4 Pharmaceuticals, Inc.* (Biotechnology)	2,110	1,688
XBiotech, Inc.* (Biotechnology)	232	1,791
Xencor, Inc.* (Biotechnology)	746	15,233
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,280	17,766
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,764	4,375
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,460	15,717
XOMA Royalty Corp.* (Biotechnology)	101	2,703
Xometry, Inc.*—Class A (Trading Companies & Distributors)	528	7,725
XPEL, Inc.* (Automobile Components)	317	12,956
Xperi, Inc.* (Software)	565	4,616
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	301	5,168
Yelp, Inc.* (Interactive Media & Services)	823	29,981
Yext, Inc.* (Software)	1,316	7,580
Y-mAbs Therapeutics, Inc.* (Biotechnology)	462	5,673
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	717	2,789
Zeta Global Holdings Corp.*—Class A (Software)	2,065	44,232
Zevra Therapeutics, Inc.* (Pharmaceuticals)	528	3,427
Ziff Davis, Inc.* (Interactive Media & Services)	571	27,339
Zimvie, Inc.* (Health Care Equipment & Supplies)	339	7,166
ZipRecruiter, Inc.* (Interactive Media & Services)	901	8,253
Zumiez, Inc.* (Specialty Retail)	206	5,237
Zuora, Inc.*—Class A (Software)	1,626	14,748

Common Stocks, continued

	Shares	Value
Zura Bio, Ltd.* (Biotechnology)	251	$991
Zurn Elkay Water Solutions Corp. (Building Products)	1,827	59,304
Zymeworks, Inc.* (Biotechnology)	701	7,332
Zynex, Inc.* (Health Care Equipment & Supplies)	192	1,728
TOTAL COMMON STOCKS (Cost $19,873,310)		33,820,966

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	1,656	298
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	750	—
TOTAL RIGHTS (Cost $—)		298

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(a)(b) (42.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $24,587,550	$24,584,000	$24,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,584,000)		24,584,000
TOTAL INVESTMENT SECURITIES (Cost $44,457,310)—100.2%		58,405,264
Net other assets (liabilities)—(0.2)%		(126,150)
NET ASSETS—100.0%		$58,279,114

†  Number of shares is less than 0.50.

*  Non-income producing security.

+  These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $10,152,000.

NM  Not meaningful, amount is less than 0.05%.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 185

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	43	9/23/24	$4,886,950	$429,209

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/24	5.53%	$13,490,269	$144,228
Russell 2000 Index	Goldman Sachs International	8/27/24	5.88%	30,926,957	250,548
				$44,417,226	$394,776
iShares Russell 2000 ETF	UBS AG	8/27/24	5.13%	$12,912,780	$119,212
Russell 2000 Index	UBS AG	8/27/24	5.68%	20,495,478	168,707
				$33,408,258	$287,919
				$77,825,484	$682,695

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

186 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2024

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$358,106	0.6%
Air Freight & Logistics	56,941	0.1%
Automobile Components	474,809	0.8%
Automobiles	25,626	NM
Banks	3,402,240	5.8%
Beverages	89,956	0.2%
Biotechnology	3,010,162	5.2%
Broadline Retail	8,345	NM
Building Products	517,078	0.9%
Capital Markets	565,012	1.0%
Chemicals	668,625	1.1%
Commercial Services & Supplies	591,435	1.0%
Communications Equipment	209,755	0.4%
Construction & Engineering	502,574	0.9%
Construction Materials	133,204	0.2%
Consumer Finance	293,089	0.5%
Consumer Staples Distribution & Retail	255,296	0.4%
Containers & Packaging	87,814	0.2%
Distributors	11,327	NM
Diversified Consumer Services	315,252	0.5%
Diversified REITs	216,257	0.4%
Diversified Telecommunication Services	219,207	0.4%
Electric Utilities	270,860	0.5%
Electrical Equipment	483,488	0.8%
Electronic Equipment, Instruments & Components	1,013,084	1.7%
Energy Equipment & Services	898,386	1.5%
Entertainment	164,397	0.3%
Financial Services	891,255	1.5%
Food Products	322,861	0.6%
Gas Utilities	321,624	0.6%
Ground Transportation	166,423	0.3%
Health Care Equipment & Supplies	1,090,278	1.9%
Health Care Providers & Services	973,216	1.7%
Health Care REITs	196,088	0.3%
Health Care Technology	116,180	0.2%
Hotel & Resort REITs	249,206	0.4%
Hotels, Restaurants & Leisure	590,343	1.0%
Household Durables	809,183	1.4%
Household Products	103,836	0.2%
Independent Power and Renewable Electricity Producers	71,203	0.1%
Industrial Conglomerates	7,351	NM
Industrial REITs	179,330	0.3%

	Value	% of Net Assets
Insurance	$623,542	1.1%
Interactive Media & Services	199,645	0.3%
IT Services	188,787	0.3%
Leisure Products	152,266	0.3%
Life Sciences Tools & Services	99,805	0.2%
Machinery	1,290,216	2.2%
Marine Transportation	103,815	0.2%
Media	250,583	0.4%
Metals & Mining	609,492	1.0%
Mortgage REITs	369,425	0.6%
Multi-Utilities	143,230	0.2%
Office REITs	261,619	0.5%
Oil, Gas & Consumable Fuels	1,136,892	2.0%
Paper & Forest Products	43,896	0.1%
Passenger Airlines	131,718	0.2%
Personal Care Products	102,536	0.2%
Pharmaceuticals	561,777	1.0%
Professional Services	850,687	1.5%
Real Estate Management & Development	250,738	0.4%
Residential REITs	145,398	0.3%
Retail REITs	406,919	0.7%
Semiconductors & Semiconductor Equipment	782,701	1.3%
Software	1,969,841	3.4%
Specialized REITs	144,330	0.2%
Specialty Retail	816,623	1.4%
Technology Hardware, Storage & Peripherals	70,460	0.1%
Textiles, Apparel & Luxury Goods	189,241	0.3%
Tobacco	49,650	0.1%
Trading Companies & Distributors	769,622	1.3%
Transportation Infrastructure	1,456	NM
Water Utilities	136,498	0.2%
Wireless Telecommunication Services	37,154	0.1%
Other**	24,457,850	42.0%
Total	$58,279,114	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 187

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $14,341,070	$14,339,000	$14,339,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,339,000)		14,339,000
TOTAL INVESTMENT SECURITIES (Cost $14,339,000)—98.7%		14,339,000
Net other assets (liabilities)—1.3%		189,157
NET ASSETS—100.0%		$14,528,157

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $625,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.625%, due 5/15/54	Citibank North America	8/15/24	5.55%	$16,546,797	$246,158
30-Year U.S. Treasury Bond, 4.625%, due 5/15/54	Societe' Generale	8/15/24	5.60%	1,382,391	25,224
				$17,929,188	$271,382

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

188 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2024

Common Stocks (74.8%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	6,514	$362,569
Ameren Corp. (Multi-Utilities)	6,777	537,213
American Electric Power Co., Inc. (Electric Utilities)	13,393	1,314,121
American Water Works Co., Inc. (Water Utilities)	4,950	704,682
Atmos Energy Corp. (Gas Utilities)	3,833	490,164
CenterPoint Energy, Inc. (Multi-Utilities)	16,254	451,049
CMS Energy Corp. (Multi-Utilities)	7,588	491,702
Consolidated Edison, Inc. (Multi-Utilities)	8,788	857,006
Constellation Energy Corp. (Electric Utilities)	8,008	1,519,918
Dominion Energy, Inc. (Multi-Utilities)	21,297	1,138,538
DTE Energy Co. (Multi-Utilities)	5,257	633,626
Duke Energy Corp. (Electric Utilities)	19,608	2,142,566
Edison International (Electric Utilities)	9,776	782,178
Entergy Corp. (Electric Utilities)	5,427	629,369
Evergy, Inc. (Electric Utilities)	5,841	338,778
Eversource Energy (Electric Utilities)	8,950	580,945
Exelon Corp. (Electric Utilities)	25,407	945,140
FirstEnergy Corp. (Electric Utilities)	13,161	551,578
NextEra Energy, Inc. (Electric Utilities)	52,200	3,987,559
NiSource, Inc. (Multi-Utilities)	11,390	355,938
NRG Energy, Inc. (Electric Utilities)	5,296	398,100
PG&E Corp. (Electric Utilities)	54,295	990,884
Pinnacle West Capital Corp. (Electric Utilities)	2,886	247,013
PPL Corp. (Electric Utilities)	18,746	557,131
Public Service Enterprise Group, Inc. (Multi-Utilities)	12,655	1,009,489
Sempra (Multi-Utilities)	16,080	1,287,364
The AES Corp. (Independent Power and Renewable Electricity Producers)	18,055	321,198
The Southern Co. (Electric Utilities)	27,781	2,320,269
Vistra Corp. (Independent Power and Renewable Electricity Producers)	8,298	657,368
WEC Energy Group, Inc. (Multi-Utilities)	8,023	690,459
Xcel Energy, Inc. (Electric Utilities)	14,116	822,680
TOTAL COMMON STOCKS (Cost $23,533,072)		28,116,594

Repurchase Agreements(a)(b) (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.11%–5.21%, dated 7/31/24, due 8/1/24, total to be received $8,104,170	$8,103,000	$8,103,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,103,000)		8,103,000
TOTAL INVESTMENT SECURITIES (Cost $31,636,072)—96.3%		36,219,594
Net other assets (liabilities)—3.7%		1,392,425
NET ASSETS—100.0%		$37,612,019

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2024, the aggregate amount held in a segregated account was $4,900,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	8/23/24	6.08%	$14,601,444	$474,847
S&P Utilities Select Sector Index	UBS AG	8/23/24	5.68%	13,687,564	406,767
				$28,289,008	$881,614

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2024 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 189

Utilities UltraSector ProFund invested in the following industries as of July 31, 2024:

	Value	% of Net Assets
Electric Utilities	$18,490,798	49.2%
Gas Utilities	490,164	1.3%
Independent Power and Renewable Electricity Producers	978,566	2.6%
Multi-Utilities	7,452,384	19.8%
Water Utilities	704,682	1.9%
Other**	9,495,425	25.2%
Total	$37,612,019	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

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Statements of
Assets and Liabilities

192 :: Statements of Assets and Liabilities :: July 31, 2024

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$58,000	$10,180,448	$8,786,145	$5,126,000	$97,064,572
Securities, at value(a)	—	6,971,680	8,897,900	—	87,216,154
Repurchase agreements, at value	58,000	3,348,000	2,885,000	5,126,000	23,828,000
Total Investment Securities, at value	58,000	10,319,680	11,782,900	5,126,000	111,044,154
Cash	1,192	997	257	709	309
Segregated cash balances for futures contracts with brokers	4,290	8,580	—	28,820	—
Segregated cash balances for credit default swap agreements with brokers	19,453	734,162	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	880	151	654
Dividends and interest receivable	8	25,891	3,916	740	34,418
Receivable for capital shares issued	—	145,721	555,201	191	193,934
Receivable for closed swap agreements	3,602	—	—	—	—
Due from Advisor under a Receivables Agreement	295,692	—	—	—	—
Due from Advisor under an expense limitation agreement	2,101	—	—	6,410	—
Unrealized appreciation on swap agreements	—	—	61,943	—	—
Variation margin on futures contracts	—	2,813	—	—	—
Variation margin on credit default swap agreements	—	28,268	—	—	—
Prepaid expenses	12,200	8,980	18,545	38,058	19,133
TOTAL ASSETS	396,538	11,275,092	12,423,642	5,201,079	111,292,602
LIABILITIES:
Payable for collateral for securities loaned	—	—	—	—	1,418,753
Payable for capital shares redeemed	—	398	240,614	51,525	144,549
Unrealized depreciation on swap agreements	—	—	—	49,893	707,530
Variation margin on futures contracts	1,406	—	—	8,550	—
Variation margin on credit default swap agreements	1,156	—	—	—	—
Advisory fees payable	—	664	5,901	—	68,706
Management services fees payable	—	133	1,180	—	13,741
Administration fees payable	27	687	573	345	6,650
Distribution and services fees payable—Service Class	16	1,709	332	393	2,367
Transfer agency fees payable	42	1,026	647	560	6,373
Fund accounting fees payable	15	380	345	192	3,719
Compliance services fees payable	1	37	23	28	307
Service fees payable	2	41	34	21	398
Other accrued expenses	905	13,055	8,887	7,705	105,572
TOTAL LIABILITIES	3,570	18,130	258,536	119,212	2,478,665
Commitments and contingencies (Note 4)
NET ASSETS	$392,968	$11,256,962	$12,165,106	$5,081,867	$108,813,937
NET ASSETS CONSIST OF:
Capital	$5,813,945	$12,552,781	$12,264,306	$77,114,005	$55,304,302
Total distributable earnings (loss)	(5,420,977)	(1,295,819)	(99,200)	(72,032,138)	53,509,635
NET ASSETS	$392,968	$11,256,962	$12,165,106	$5,081,867	$108,813,937
NET ASSETS:
Investor Class	$374,811	$9,053,737	$11,463,862	$4,625,498	$106,025,549
Service Class	18,157	2,203,225	701,244	456,369	2,788,388
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	12,816	297,452	195,370	379,302	1,530,773
Service Class	744	72,534	13,223	41,809	64,113
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$29.25	$30.44	$58.68	$12.19	$69.26
Service Class	24.40	30.38	53.03	10.92	43.49
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$1,394,560

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

July 31, 2024 :: Statements of Assets and Liabilities :: 193

	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$27,067,038	$6,904,585	$38,398,371	$2,376,408	$11,614,801
Securities, at value(a)	43,590,134	7,538,571	40,156,961	2,810,226	21,117,851
Repurchase agreements, at value	7,899,000	1,916,000	11,793,000	649,000	4,708,000
Total Investment Securities, at value	51,489,134	9,454,571	51,949,961	3,459,226	25,825,851
Cash	532	40	451	433	980
Segregated cash balances for futures contracts with brokers	259,380	—	—	—	—
Segregated cash balances for credit default swap agreements with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	934	39	933	628	601
Dividends and interest receivable	27,287	13,292	10,582	4,123	12,917
Receivable for capital shares issued	345,964	116,420	60,817	79,477	576,848
Receivable for closed swap agreements	—	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on swap agreements	32,745	8,155	—	—	525,288
Variation margin on futures contracts	76,950	—	—	—	—
Variation margin on credit default swap agreements	—	—	—	—	—
Prepaid expenses	22,673	23,257	17,020	12,072	26,539
TOTAL ASSETS	52,255,599	9,615,774	52,039,764	3,555,959	26,969,024
LIABILITIES:
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	916,841	60,382	456,059	186,855	2,029,771
Unrealized depreciation on swap agreements	—	37,008	404,228	3,371	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on credit default swap agreements	—	—	—	—	—
Advisory fees payable	35,843	6,359	32,495	819	16,396
Management services fees payable	7,169	1,272	6,499	164	3,279
Administration fees payable	3,459	642	3,139	212	1,584
Distribution and services fees payable—Service Class	9,336	192	491	178	877
Transfer agency fees payable	6,354	656	2,131	289	2,257
Fund accounting fees payable	2,065	362	1,752	128	883
Compliance services fees payable	145	25	108	9	80
Service fees payable	207	38	188	13	95
Other accrued expenses	43,680	8,582	42,117	3,422	32,686
TOTAL LIABILITIES	1,025,099	115,518	949,207	195,460	2,087,908
Commitments and contingencies (Note 4)
NET ASSETS	$51,230,500	$9,500,256	$51,090,557	$3,360,499	$24,881,116
NET ASSETS CONSIST OF:
Capital	$26,955,191	$8,162,507	$33,668,477	$2,715,547	$9,603,226
Total distributable earnings (loss)	24,275,309	1,337,749	17,422,080	644,952	15,277,890
NET ASSETS	$51,230,500	$9,500,256	$51,090,557	$3,360,499	$24,881,116
NET ASSETS:
Investor Class	$44,496,574	$9,076,538	$50,496,605	$3,208,948	$23,691,096
Service Class	6,733,926	423,718	593,952	151,551	1,190,020
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	647,923	56,893	869,030	43,243	513,085
Service Class	128,788	3,369	12,810	2,357	30,403
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$68.68	$159.54	$58.11	$74.21	$46.17
Service Class	52.29	125.77	46.37	64.30	39.14
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

194 :: Statements of Assets and Liabilities :: July 31, 2024

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$3,722,914	$1,128,000	$29,903,866	$7,151,820	$3,881,483
Securities, at value(a)	4,510,027	—	25,755,619	12,640,086	5,045,177
Repurchase agreements, at value	—	1,128,000	9,291,000	3,985,000	978,000
Total Investment Securities, at value	4,510,027	1,128,000	35,046,619	16,625,086	6,023,177
Cash	—	877	488	372	38
Segregated cash balances for swap agreements with custodian	—	—	232	157	930
Segregated cash balances for forward currency contracts with custodian	—	901	—	—	—
Dividends and interest receivable	5,233	163	18,624	19,451	4,906
Receivable for investments sold	93,095	—	—	—	—
Receivable for capital shares issued	10,491	5,797	407,672	99,717	269,663
Unrealized appreciation on forward currency contracts	—	18,790	—	—	—
Unrealized appreciation on swap agreements	—	—	366,909	43,574	34,393
Prepaid expenses	12,158	8,745	23,575	22,359	12,365
Receivable for tax reclaims	5,637	—	—	—	—
TOTAL ASSETS	4,636,641	1,163,273	35,864,119	16,810,716	6,345,472
LIABILITIES:
Cash overdraft	8,951	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	296,101	—	—	—	—
Payable for capital shares redeemed	109,342	287	1,325,590	1,776,033	822
Unrealized depreciation on forward currency contracts	—	10,168	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—
Advisory fees payable	2,720	849	35,092	9,726	16,934
Management services fees payable	544	170	7,018	1,945	3,387
Administration fees payable	267	68	1,926	940	408
Distribution and services fees payable—Service Class	406	6	429	866	237
Transfer agency fees payable	286	95	1,677	1,152	992
Fund accounting fees payable	157	38	1,087	539	249
Compliance services fees payable	5	3	78	47	75
Service fees payable	16	4	115	56	24
Other accrued expenses	3,688	4,144	25,532	15,760	14,188
TOTAL LIABILITIES	422,483	15,832	1,398,544	1,807,064	37,316
Commitments and contingencies (Note 4)
NET ASSETS	$4,214,158	$1,147,441	$34,465,575	$15,003,652	$6,308,156
NET ASSETS CONSIST OF:
Capital	$8,286,879	$3,827,220	$27,615,422	$7,185,772	$2,155,000
Total distributable earnings (loss)	(4,072,721)	(2,679,779)	6,850,153	7,817,880	4,153,156
NET ASSETS	$4,214,158	$1,147,441	$34,465,575	$15,003,652	$6,308,156
NET ASSETS:
Investor Class	$3,733,173	$1,139,048	$33,785,745	$13,840,993	$6,016,200
Service Class	480,985	8,393	679,830	1,162,659	291,956
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	234,735	81,929	912,642	122,288	94,744
Service Class	27,656	680	22,758	12,925	5,575
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$15.90	$13.90	$37.02	$113.18	$63.50
Service Class	17.39	12.34	29.87	89.95	52.37
(a) Includes securities on loan valued at:	$292,824	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2024 :: Statements of Assets and Liabilities :: 195

	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$43,814,667	$13,251,648	$4,813,653	$2,961,325	$4,240,440
Securities, at value(a)	66,668,140	22,987,985	7,161,702	4,422,033	5,643,330
Repurchase agreements, at value	12,153,000	88,000	54,000	863,000	—
Total Investment Securities, at value	78,821,140	23,075,985	7,215,702	5,285,033	5,643,330
Cash	904	743	430	231	—
Segregated cash balances for swap agreements with custodian	900	—	—	427	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	1,755	5,973	7,009	3,536	1,347
Receivable for investments sold	—	—	—	—	—
Receivable for capital shares issued	186,015	455,291	34,543	37,379	5,300
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	47,474	—
Prepaid expenses	17,780	78,263	32,108	18,527	20,422
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	79,028,494	23,616,255	7,289,792	5,392,607	5,670,399
LIABILITIES:
Cash overdraft	—	—	—	—	5,276
Payable for investments purchased	—	531,373	79,917	—	146
Payable for collateral for securities loaned	—	—	—	—	7,179
Payable for capital shares redeemed	59,333	15,076	12,151	9,786	801
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	699,230	—	—	—	—
Advisory fees payable	52,238	15,566	6,995	2,894	1,703
Management services fees payable	10,448	3,113	1,399	579	341
Administration fees payable	5,033	1,501	394	352	296
Distribution and services fees payable—Service Class	3,213	1,688	1,968	300	549
Transfer agency fees payable	5,439	2,246	788	497	433
Fund accounting fees payable	2,797	899	351	203	238
Compliance services fees payable	251	76	20	15	19
Service fees payable	301	90	24	21	18
Other accrued expenses	81,490	20,290	10,812	6,144	4,616
TOTAL LIABILITIES	919,773	591,918	114,819	20,791	21,615
Commitments and contingencies (Note 4)
NET ASSETS	$78,108,721	$23,024,337	$7,174,973	$5,371,816	$5,648,784
NET ASSETS CONSIST OF:
Capital	$73,645,386	$14,129,578	$3,179,805	$4,422,987	$4,205,843
Total distributable earnings (loss)	4,463,335	8,894,759	3,995,168	948,829	1,442,941
NET ASSETS	$78,108,721	$23,024,337	$7,174,973	$5,371,816	$5,648,784
NET ASSETS:
Investor Class	$74,779,466	$20,990,309	$4,799,957	$4,984,739	$4,934,335
Service Class	3,329,255	2,034,028	2,375,016	387,077	714,449
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,780,173	127,594	44,430	42,301	45,590
Service Class	123,996	15,936	25,672	3,841	9,052
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$42.01	$164.51	$108.03	$117.84	$108.23
Service Class	26.85	127.64	92.51	100.78	78.93
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$6,910

See accompanying notes to the financial statements.

196 :: Statements of Assets and Liabilities :: July 31, 2024

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$8,319,583	$3,748,568	$101,292,267	$7,693,515	$2,322,948
Securities, at value(a)	5,097,918	4,524,418	72,002,204	11,883,558	2,527,053
Repurchase agreements, at value	5,272,000	—	72,984,000	2,294,000	553,000
Total Investment Securities, at value	10,369,918	4,524,418	144,986,204	14,177,558	3,080,053
Cash	192	—	600	—	1,754
Segregated cash balances for futures contracts with brokers	—	—	784,080	—	—
Segregated cash balances for swap agreements with custodian	317	—	864	1,224	96
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	2,036	891	20,666	331	3,185
Receivable for investments sold	—	—	—	200,959	—
Receivable for capital shares issued	102,945	185,445	1,013,687	110,236	20,343
Receivable for closed forward currency contracts	—	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—	—
Due from Advisor under an expense limitation agreement	—	342	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Unrealized appreciation on swap agreements	47,846	—	1,024,378	315,706	46,194
Variation margin on futures contracts	—	—	204,840	—	—
Prepaid expenses	20,600	19,022	47,165	15,352	17,389
TOTAL ASSETS	10,543,854	4,730,118	148,082,484	14,821,366	3,169,014
LIABILITIES:
Cash overdraft	—	4,684	—	200,413	—
Payable for investments purchased	649	165,923	—	—	919
Payable for collateral for securities loaned	8,448	6,481	—	—	41,814
Payable for capital shares redeemed	—	857	11,651,556	12,436	115,428
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—
Advisory fees payable	5,930	—	82,755	9,866	608
Management services fees payable	1,186	—	17,733	1,973	121
Administration fees payable	452	153	8,551	955	178
Distribution and services fees payable—Service Class	1,561	439	8,560	1,342	281
Transfer agency fees payable	813	243	10,555	1,437	239
Fund accounting fees payable	371	174	4,761	539	111
Compliance services fees payable	28	7	374	49	9
Service fees payable	27	9	512	57	11
Other accrued expenses	6,057	2,493	133,857	17,355	3,090
TOTAL LIABILITIES	25,522	181,463	11,919,214	246,422	162,809
Commitments and contingencies (Note 4)
NET ASSETS	$10,518,332	$4,548,655	$136,163,270	$14,574,944	$3,006,205
NET ASSETS CONSIST OF:
Capital	$9,544,948	$4,214,023	$75,591,288	$26,246,295	$3,790,168
Total distributable earnings (loss)	973,384	334,632	60,571,982	(11,671,351)	(783,963)
NET ASSETS	$10,518,332	$4,548,655	$136,163,270	$14,574,944	$3,006,205
NET ASSETS:
Investor Class	$5,811,815	$4,007,158	$126,079,573	$14,487,380	$2,770,209
Service Class	4,706,517	541,497	10,083,697	87,564	235,996
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	46,539	35,971	754,105	116,159	108,192
Service Class	48,614	6,223	78,418	809	11,186
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$124.88	$111.40	$167.19	$124.72	$25.60
Service Class	96.81	87.02	128.59	108.24	21.10
(a) Includes securities on loan valued at:	$8,181	$6,245	$—	$—	$51,617

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2024 :: Statements of Assets and Liabilities :: 197

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$16,847,527	$3,402,889	$9,190,000	$1,993,000	$9,237,000
Securities, at value(a)	22,249,663	4,048,803	—	—	—
Repurchase agreements, at value	7,483,000	1,340,000	9,190,000	1,993,000	9,237,000
Total Investment Securities, at value	29,732,663	5,388,803	9,190,000	1,993,000	9,237,000
Cash	431	495	289	774	936
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	1,804	858	—	—	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	556
Dividends and interest receivable	1,091	193	1,327	288	1,334
Receivable for investments sold	—	—	—	—	—
Receivable for capital shares issued	287,385	115,145	78,109	—	45,876
Receivable for closed forward currency contracts	—	—	—	—	7,709
Due from Advisor under a Receivables Agreement	—	—	—	—	681,711
Due from Advisor under an expense limitation agreement	—	—	—	—	850
Unrealized appreciation on forward currency contracts	—	—	—	—	35,448
Unrealized appreciation on swap agreements	406,924	22,055	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	20,074	19,774	20,437	7,301	10,218
TOTAL ASSETS	30,450,372	5,547,323	9,290,162	2,001,363	10,021,638
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	1,366,727	139,792	19,355	3,296	32,038
Unrealized depreciation on forward currency contracts	—	—	—	—	123,200
Unrealized depreciation on swap agreements	—	—	220,774	26,669	—
Advisory fees payable	17,327	1,317	6,052	1,248	—
Management services fees payable	3,465	264	1,210	250	—
Administration fees payable	1,682	303	538	119	619
Distribution and services fees payable—Service Class	1,681	288	184	259	50
Transfer agency fees payable	2,174	363	806	152	1,410
Fund accounting fees payable	939	177	323	71	342
Compliance services fees payable	70	11	36	4	27
Service fees payable	101	18	35	8	37
Other accrued expenses	24,815	4,347	12,171	2,205	22,659
TOTAL LIABILITIES	1,418,981	146,880	261,484	34,281	180,382
Commitments and contingencies (Note 4)
NET ASSETS	$29,031,391	$5,400,443	$9,028,678	$1,967,082	$9,841,256
NET ASSETS CONSIST OF:
Capital	$81,044,740	$7,821,917	$50,157,583	$5,462,931	$11,842,601
Total distributable earnings (loss)	(52,013,349)	(2,421,474)	(41,128,905)	(3,495,849)	(2,001,345)
NET ASSETS	$29,031,391	$5,400,443	$9,028,678	$1,967,082	$9,841,256
NET ASSETS:
Investor Class	$26,708,612	$5,066,170	$8,876,185	$1,830,155	$9,791,391
Service Class	2,322,779	334,273	152,493	136,927	49,865
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	464,071	119,897	220,153	122,147	321,787
Service Class	48,591	8,527	4,222	9,916	1,928
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$57.55	$42.25	$40.32	$14.98	$30.43
Service Class	47.80	39.20	36.12	13.81	25.86
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

198 :: Statements of Assets and Liabilities :: July 31, 2024

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
ASSETS:
Total Investment Securities, at cost	$158,267,819	$519,000	$1,654,000	$621,000	$1,164,000
Securities, at value(a)	183,759,578	—	—	—	—
Repurchase agreements, at value	110,633,000	519,000	1,654,000	621,000	1,164,000
Total Investment Securities, at value	294,392,578	519,000	1,654,000	621,000	1,164,000
Cash	762	945	5,498	160	264
Segregated cash balances for futures contracts with brokers	—	—	43,560	—	—
Segregated cash balances for swap agreements with custodian	1,297	445	676	632	908
Dividends and interest receivable	81,627	75	239	90	168
Receivable for investments sold	110,255,286	—	—	—	—
Receivable for capital shares issued	5,173,977	1,959	267,240	727,428	5,547
Due from Advisor under an expense limitation agreement	—	1,552	—	—	989
Unrealized appreciation on swap agreements	—	—	—	83,051	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	35,688	19,511	41,213	7,834	19,263
TOTAL ASSETS	409,941,215	543,487	2,012,426	1,440,195	1,191,139
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	5,116,205	21,872	4,507	20,359	21,260
Unrealized depreciation on swap agreements	8,688,474	19,957	22,502	—	8,839
Variation margin on futures contracts	—	—	11,380	—	—
Advisory fees payable	273,350	—	3,678	4,736	—
Management services fees payable	54,670	—	736	947	—
Administration fees payable	26,311	36	110	286	66
Distribution and services fees payable—Service Class	15,773	24	99	21	14
Transfer agency fees payable	27,507	51	149	325	89
Fund accounting fees payable	14,566	22	62	172	40
Compliance services fees payable	1,045	2	5	13	5
Service fees payable	1,575	2	7	19	4
Other accrued expenses	320,626	662	4,830	4,137	1,746
TOTAL LIABILITIES	14,540,102	42,628	48,065	31,015	32,063
Commitments and contingencies (Note 4)
NET ASSETS	$395,401,113	$500,859	$1,964,361	$1,409,180	$1,159,076
NET ASSETS CONSIST OF:
Capital	$142,112,138	$2,743,710	$18,870,987	$12,064,326	$6,204,465
Total distributable earnings (loss)	253,288,975	(2,242,851)	(16,906,626)	(10,655,146)	(5,045,389)
NET ASSETS	$395,401,113	$500,859	$1,964,361	$1,409,180	$1,159,076
NET ASSETS:
Investor Class	$378,352,068	$484,049	$1,852,717	$1,400,926	$1,152,876
Service Class	17,049,045	16,810	111,644	8,254	6,200
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,106,710	35,111	38,049	145,333	138,212
Service Class	69,186	1,344	2,642	887	868
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$341.87	$13.79	$48.69	$9.64	$8.34
Service Class	246.42	12.51	42.26	9.31	7.14
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2024 :: Statements of Assets and Liabilities :: 199

	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$554,000	$4,945,815	$3,836,789	$50,652,815	$60,894,683
Securities, at value(a)	—	6,721,250	2,565,730	52,004,106	76,257,693
Repurchase agreements, at value	554,000	—	2,413,000	30,000	15,663,000
Total Investment Securities, at value	554,000	6,721,250	4,978,730	52,034,106	91,920,693
Cash	230	—	1,644	—	426
Segregated cash balances for futures contracts with brokers	—	—	44,880	—	—
Segregated cash balances for swap agreements with custodian	723	—	765	—	768
Dividends and interest receivable	80	1,253	1,079	5,076	18,471
Receivable for investments sold	—	19,888	1,646	95,202	—
Receivable for capital shares issued	35,000	48,690	39,802	478,594	1,312,885
Due from Advisor under an expense limitation agreement	—	—	—	801	—
Unrealized appreciation on swap agreements	—	—	31,872	—	—
Variation margin on futures contracts	—	—	2,085	—	—
Prepaid expenses	81,665	19,392	19,172	36,121	26,764
TOTAL ASSETS	671,698	6,810,473	5,121,675	52,649,900	93,280,007
LIABILITIES:
Cash overdraft	—	23,612	—	11,985	—
Payable for investments purchased	—	956	541	98,464	—
Payable for collateral for securities loaned	—	4,055	27,000	72,466	—
Payable for capital shares redeemed	3,000	2,102	56,544	232,938	323,620
Unrealized depreciation on swap agreements	5,486	—	—	—	1,975,069
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	4,979	2,063	2,444	—	62,467
Management services fees payable	996	413	489	—	12,493
Administration fees payable	391	300	338	455	6,018
Distribution and services fees payable—Service Class	35	696	319	526	4,125
Transfer agency fees payable	556	421	681	372	6,236
Fund accounting fees payable	216	270	769	391	3,349
Compliance services fees payable	14	12	13	6	260
Service fees payable	23	18	20	27	360
Other accrued expenses	7,785	4,230	6,056	7,583	88,414
TOTAL LIABILITIES	23,481	39,148	95,214	425,213	2,482,411
Commitments and contingencies (Note 4)
NET ASSETS	$648,217	$6,771,325	$5,026,461	$52,224,687	$90,797,596
NET ASSETS CONSIST OF:
Capital	$18,249,234	$4,915,072	$3,065,640	$53,041,124	$37,177,589
Total distributable earnings (loss)	(17,601,017)	1,856,253	1,960,821	(816,437)	53,620,007
NET ASSETS	$648,217	$6,771,325	$5,026,461	$52,224,687	$90,797,596
NET ASSETS:
Investor Class	$618,357	$5,777,115	$4,265,180	$51,424,874	$86,309,157
Service Class	29,860	994,210	761,281	799,813	4,488,439
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	23,221	49,596	36,797	463,634	574,493
Service Class	1,218	11,407	8,259	9,232	38,364
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$26.63	$116.48	$115.91	$110.92	$150.24
Service Class	24.52	87.16	92.18	86.63	117.00
(a) Includes securities on loan valued at:	$—	$3,928	$26,254	$70,053	$—

See accompanying notes to the financial statements.

200 :: Statements of Assets and Liabilities :: July 31, 2024

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
ASSETS:
Total Investment Securities, at cost	$6,258,000	$74,862,653	$13,935,321	$21,721,930	$4,785,391
Securities, at value(a)	—	103,890,534	15,707,490	25,611,872	6,591,698
Repurchase agreements, at value	6,258,000	38,342,000	2,260,000	13,686,000	879,000
Total Investment Securities, at value	6,258,000	142,232,534	17,967,490	39,297,872	7,470,698
Cash	828	603	600	20,371	926
Segregated cash balances for futures contracts with brokers	43,230	922,240	—	429,660	—
Segregated cash balances for swap agreements with custodian	—	690	556	391	473
Dividends and interest receivable	904	67,845	38,191	17,553	18,683
Receivable for capital shares issued	391,082	1,506,612	218,767	145,103	1,123,850
Unrealized appreciation on swap agreements	—	1,725,182	—	351,498	42,604
Variation margin on futures contracts	—	273,600	—	11,970	—
Prepaid expenses	14,005	41,742	12,560	18,644	13,415
Receivable for tax reclaims	—	—	—	—	1,148
TOTAL ASSETS	6,708,049	146,771,048	18,238,164	40,293,062	8,671,797
LIABILITIES:
Payable for investments purchased	—	—	—	—	600,736
Payable for collateral for securities loaned	—	—	594,085	—	497,573
Payable for capital shares redeemed	394,800	1,231,501	60,280	821,146	57,022
Unrealized depreciation on swap agreements	127,132	—	70,674	—	—
Variation margin on futures contracts	12,825	—	—	—	—
Advisory fees payable	4,709	91,926	11,716	22,951	3,344
Management services fees payable	942	18,386	2,343	4,590	669
Administration fees payable	454	8,874	1,131	2,220	438
Distribution and services fees payable—Service Class	100	2,416	395	1,232	154
Transfer agency fees payable	684	10,135	1,386	2,771	558
Fund accounting fees payable	252	5,061	637	1,238	257
Compliance services fees payable	25	372	60	92	19
Service fees payable	27	531	68	133	26
Other accrued expenses	8,415	110,193	27,145	31,858	9,523
TOTAL LIABILITIES	550,365	1,479,395	769,920	888,231	1,170,319
Commitments and contingencies (Note 4)
NET ASSETS	$6,157,684	$145,291,653	$17,468,244	$39,404,831	$7,501,478
NET ASSETS CONSIST OF:
Capital	$110,402,089	$77,592,386	$67,699,884	$20,530,375	$11,985,925
Total distributable earnings (loss)	(104,244,405)	67,699,267	(50,231,640)	18,874,456	(4,484,447)
NET ASSETS	$6,157,684	$145,291,653	$17,468,244	$39,404,831	$7,501,478
NET ASSETS:
Investor Class	$6,075,729	$142,970,787	$17,094,258	$37,746,249	$7,421,704
Service Class	81,955	2,320,866	373,986	1,658,582	79,774
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	531,734	1,122,324	875,153	494,882	154,070
Service Class	8,159	24,529	22,247	26,240	1,848
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$11.43	$127.39	$19.53	$76.27	$48.17
Service Class	10.04	94.62	16.81	63.21	43.17
(a) Includes securities on loan valued at:	$—	$—	$565,455	$—	$476,873

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

July 31, 2024 :: Statements of Assets and Liabilities :: 201

	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
ASSETS:
Total Investment Securities, at cost	$3,234,000	$19,437,000	$4,276,876	$34,808,081	$491,786,173
Securities, at value(a)	—	—	6,359,832	29,642,214	723,577,427
Repurchase agreements, at value	3,234,000	19,437,000	917,000	17,758,000	230,689,000
Total Investment Securities, at value	3,234,000	19,437,000	7,276,832	47,400,214	954,266,427
Cash	778	191	62	47	714
Segregated cash balances for futures contracts with brokers	—	3,534,300	—	419,980	4,835,160
Segregated cash balances for swap agreements with custodian	763	—	714	192	712
Dividends and interest receivable	467	2,806	55,785	9,724	135,065
Receivable for capital shares issued	423,548	1,079,867	383,275	1,336,198	3,234,546
Unrealized appreciation on swap agreements	107,554	3,341	54,009	532,569	17,147,242
Variation margin on futures contracts	—	634,812	—	45,770	1,263,180
Prepaid expenses	15,533	12,777	22,272	21,022	92,552
Receivable for tax reclaims	—	—	693	—	—
TOTAL ASSETS	3,782,643	24,705,094	7,793,642	49,765,716	980,975,598
LIABILITIES:
Payable for investments purchased	—	—	—	999,730	—
Payable for collateral for securities loaned	—	—	264,761	47,809	—
Payable for capital shares redeemed	19,265	309,310	226,793	881,123	17,364,528
Unrealized depreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	1,440	31,304	2,446	25,002	656,878
Management services fees payable	288	5,218	489	5,001	131,377
Administration fees payable	227	1,542	450	2,421	63,295
Distribution and services fees payable—Service Class	60	269	139	1,357	19,825
Transfer agency fees payable	323	2,488	1,083	2,577	77,986
Fund accounting fees payable	137	854	260	1,461	35,046
Compliance services fees payable	13	79	22	108	2,686
Service fees payable	15	92	27	145	3,789
Other accrued expenses	4,480	20,744	8,895	32,848	927,758
TOTAL LIABILITIES	26,248	371,900	505,365	1,999,582	19,283,168
Commitments and contingencies (Note 4)
NET ASSETS	$3,756,395	$24,333,194	$7,288,277	$47,766,134	$961,692,430
NET ASSETS CONSIST OF:
Capital	$3,511,603	$17,941,020	$36,854,745	$34,899,290	$530,275,383
Total distributable earnings (loss)	244,792	6,392,174	(29,566,468)	12,866,844	431,417,047
NET ASSETS	$3,756,395	$24,333,194	$7,288,277	$47,766,134	$961,692,430
NET ASSETS:
Investor Class	$3,705,063	$24,156,812	$7,225,013	$43,235,840	$941,400,274
Service Class	51,332	176,382	63,264	4,530,294	20,292,156
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	188,959	464,013	500,295	629,488	9,284,715
Service Class	3,079	4,339	4,545	85,700	289,687
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.61	$52.06	$14.44	$68.68	$101.39
Service Class	16.67	40.65	13.92	52.86	70.05
(a) Includes securities on loan valued at:	$—	$—	$263,672	$46,291	$—

See accompanying notes to the financial statements.

202 :: Statements of Assets and Liabilities :: July 31, 2024

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$990,000	$1,865,000	$361,000	$1,721,000	$1,129,000
Securities, at value	—	—	—	—	—
Repurchase agreements, at value	990,000	1,865,000	361,000	1,721,000	1,129,000
Total Investment Securities, at value	990,000	1,865,000	361,000	1,721,000	1,129,000
Cash	385	974	108	817	969
Segregated cash balances for futures contracts with brokers	—	—	—	—	163,350
Segregated cash balances for swap agreements with custodian	660	820	107	153	—
Dividends and interest receivable	143	269	52	248	163
Receivable for investments sold	—	—	—	—	—
Receivable for capital shares issued	55,009	117,130	876	523,033	47,190
Due from Advisor under an expense limitation agreement	—	1,930	2,262	—	1,591
Unrealized appreciation on swap agreements	8,301	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	9,114	21,556	12,817	12,708	12,168
TOTAL ASSETS	1,063,612	2,007,679	377,222	2,257,959	1,354,431
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for capital shares redeemed	73,431	20,390	7,079	99,328	15,311
Unrealized depreciation on swap agreements	—	25,391	7,506	55,996	4,538
Variation margin on futures contracts	—	—	—	—	29,425
Advisory fees payable	472	—	—	17	—
Management services fees payable	95	—	—	3	—
Administration fees payable	80	117	26	110	67
Distribution and services fees payable—Service Class	18	45	11	14	14
Transfer agency fees payable	149	212	38	136	55
Fund accounting fees payable	48	65	15	66	38
Compliance services fees payable	5	11	1	6	2
Service fees payable	5	7	2	7	4
Other accrued expenses	2,112	2,913	684	1,881	834
TOTAL LIABILITIES	76,415	49,151	15,362	157,564	50,288
Commitments and contingencies (Note 4)
NET ASSETS	$987,197	$1,958,528	$361,860	$2,100,395	$1,304,143
NET ASSETS CONSIST OF:
Capital	$10,919,669	$27,039,629	$13,720,619	$20,861,627	$12,476,607
Total distributable earnings (loss)	(9,932,472)	(25,081,101)	(13,358,759)	(18,761,232)	(11,172,464)
NET ASSETS	$987,197	$1,958,528	$361,860	$2,100,395	$1,304,143
NET ASSETS:
Investor Class	$968,470	$1,916,166	$348,876	$2,096,626	$1,303,676
Service Class	18,727	42,362	12,984	3,769	467
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	136,734	140,722	20,798	124,367	273,576
Service Class	3,072	3,646	867	254	112
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$7.08	$13.62	$16.77	$16.86	$4.77
Service Class	6.10	11.62	14.98	14.84	4.17

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2024 :: Statements of Assets and Liabilities :: 203

	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$1,234,000	$613,000	$9,858,000	$2,799,000	$44,457,310
Securities, at value	—	—	—	—	33,821,264
Repurchase agreements, at value	1,234,000	613,000	9,858,000	2,799,000	24,584,000
Total Investment Securities, at value	1,234,000	613,000	9,858,000	2,799,000	58,405,264
Cash	384	624	32,939	472	17,190
Segregated cash balances for futures contracts with brokers	—	—	261,360	134,640	643,280
Segregated cash balances for swap agreements with custodian	—	493	444	827	553
Dividends and interest receivable	178	88	1,423	404	10,427
Receivable for investments sold	—	—	—	—	22,099
Receivable for capital shares issued	278,516	5,900	242,755	264,738	952,386
Due from Advisor under an expense limitation agreement	866	1,627	—	1,393	—
Unrealized appreciation on swap agreements	—	—	32,947	—	682,695
Variation margin on futures contracts	—	—	—	—	29,885
Prepaid expenses	22,003	9,005	34,637	12,033	15,629
TOTAL ASSETS	1,535,947	630,737	10,464,505	3,213,507	60,779,408
LIABILITIES:
Payable for investments purchased	—	—	—	—	7,480
Payable for capital shares redeemed	21,620	65,176	270,380	236,566	2,377,746
Unrealized depreciation on swap agreements	16,499	11,190	238,063	38,529	—
Variation margin on futures contracts	—	—	68,280	7,004	—
Advisory fees payable	—	—	4,282	—	31,267
Management services fees payable	—	—	856	—	6,253
Administration fees payable	75	42	778	210	3,034
Distribution and services fees payable—Service Class	34	19	38	109	402
Transfer agency fees payable	89	68	944	338	3,081
Fund accounting fees payable	45	23	431	117	2,261
Compliance services fees payable	4	2	40	13	123
Service fees payable	5	3	47	13	182
Other accrued expenses	1,884	675	15,759	6,192	68,465
TOTAL LIABILITIES	40,255	77,198	599,898	289,091	2,500,294
Commitments and contingencies (Note 4)
NET ASSETS	$1,495,692	$553,539	$9,864,607	$2,924,416	$58,279,114
NET ASSETS CONSIST OF:
Capital	$18,658,985	$11,970,741	$109,211,369	$58,673,083	$68,113,806
Total distributable earnings (loss)	(17,163,293)	(11,417,202)	(99,346,762)	(55,748,667)	(9,834,692)
NET ASSETS	$1,495,692	$553,539	$9,864,607	$2,924,416	$58,279,114
NET ASSETS:
Investor Class	$1,410,459	$532,285	$9,818,950	$2,818,337	$57,724,753
Service Class	85,233	21,254	45,657	106,079	554,361
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	249,210	17,128	311,649	585,777	802,113
Service Class	17,219	792	1,560	24,478	9,751
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$5.66	$31.08	$31.51	$4.81	$71.97
Service Class	4.95	26.84	29.27	4.33	56.85

See accompanying notes to the financial statements.

204 :: Statements of Assets and Liabilities :: July 31, 2024

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$14,339,000	$31,636,072
Securities, at value	—	28,116,594
Repurchase agreements, at value	14,339,000	8,103,000
Total Investment Securities, at value	14,339,000	36,219,594
Cash	704	455
Segregated cash balances for swap agreements with custodian	—	158
Dividends and interest receivable	2,070	7,315
Receivable for capital shares issued	157,854	903,666
Unrealized appreciation on swap agreements	271,382	881,614
Prepaid expenses	23,192	27,366
TOTAL ASSETS	14,794,202	38,040,168
LIABILITIES:
Payable for capital shares redeemed	246,352	376,116
Advisory fees payable	7,118	20,872
Management services fees payable	2,135	4,174
Administration fees payable	626	2,009
Distribution and services fees payable—Service Class	1,443	304
Transfer agency fees payable	650	1,657
Fund accounting fees payable	346	1,120
Compliance services fees payable	19	50
Service fees payable	37	120
Other accrued expenses	7,319	21,727
TOTAL LIABILITIES	266,045	428,149
Commitments and contingencies (Note 4)
NET ASSETS	$14,528,157	$37,612,019
NET ASSETS CONSIST OF:
Capital	$22,461,133	$40,601,742
Total distributable earnings (loss)	(7,932,976)	(2,989,723)
NET ASSETS	$14,528,157	$37,612,019
NET ASSETS:
Investor Class	$12,725,509	$37,071,066
Service Class	1,802,648	540,953
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	353,199	564,569
Service Class	55,713	8,900
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$36.03	$65.66
Service Class	32.36	60.78

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

206 :: Statements of Operations :: For the Periods Indicated

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$213,237	$—	$107,714
Interest	54,057	778,570	93,250	533,450	1,582,468
Foreign tax withholding	—	—	—	—	—
Net income from securities lending	—	—	108	—	148,229
TOTAL INVESTMENT INCOME	54,057	778,570	306,595	533,450	1,838,411
EXPENSES:
Advisory fees	10,107	127,762	60,346	75,560	775,593
Management services fees	2,021	25,552	12,069	15,112	155,120
Administration fees	1,231	14,493	6,807	8,978	88,872
Distribution and services fees—Service Class	191	20,052	2,833	5,874	31,051
Transfer agency fees	754	9,677	4,647	6,542	48,582
Administrative services fees	3,323	40,500	19,664	22,719	266,883
Registration and filing fees	29,695	34,992	30,672	71,674	39,735
Custody fees	185	17,610	1,213	1,434	19,951
Fund accounting fees	672	8,179	4,091	4,785	48,836
Trustee fees	18	235	92	139	1,204
Compliance services fees	3	44	30	20	330
Service fees	92	1,070	475	603	6,150
Other fees	2,954	17,327	11,750	12,775	127,230
Recoupment of prior expenses reduced by the Advisor	—	27,000	—	—	—
Total Gross Expenses before reductions	51,246	344,493	154,689	226,215	1,609,537
Expenses reduced and reimbursed by the Advisor	(26,972)	(20,736)	—	(32,995)	—
Fees paid indirectly	(96)	(484)	(281)	(230)	(3,130)
TOTAL NET EXPENSES	24,178	323,273	154,408	192,990	1,606,407
NET INVESTMENT INCOME (LOSS)	29,879	455,297	152,187	340,460	232,004
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(309,124)	660,437	—	354,339
Net realized gains (losses) on futures contracts	44,503	(69,338)	—	(93,387)	—
Net realized gains (losses) on swap agreements	(192,467)	1,453,021	1,240,942	(3,342,006)	16,742,890
Change in net unrealized appreciation/depreciation on investment securities	—	(26,710)	854,003	—	1,063,171
Change in net unrealized appreciation/depreciation on futures contracts	(33,911)	30,602	—	21,600	—
Change in net unrealized appreciation/depreciation on swap agreements	77,929	(801,147)	(120,109)	18,777	(1,439,257)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(103,946)	277,304	2,635,273	(3,395,016)	16,721,143
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,067)	$732,601	$2,787,460	$(3,054,556)	$16,953,147

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 207

	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$556,114	$73,447	$256,965	$78,512	$933,896
Interest	761,897	88,903	451,126	38,171	411,580
Foreign tax withholding	(153)	—	—	—	—
Net income from securities lending	2	5	—	—	—
TOTAL INVESTMENT INCOME	1,317,860	162,355	708,091	116,683	1,345,476
EXPENSES:
Advisory fees	387,138	58,939	295,281	25,274	269,796
Management services fees	77,428	11,788	59,057	5,055	53,960
Administration fees	43,507	6,543	33,579	2,920	30,248
Distribution and services fees—Service Class	93,036	3,864	10,276	1,622	11,182
Transfer agency fees	44,131	4,259	17,560	1,977	21,290
Administrative services fees	83,474	19,097	103,802	7,185	85,712
Registration and filing fees	48,280	35,481	39,445	33,796	39,041
Custody fees	18,822	1,430	5,990	611	5,162
Fund accounting fees	26,244	3,704	18,533	1,730	17,159
Trustee fees	585	87	499	40	394
Compliance services fees	234	30	117	10	141
Service fees	3,122	457	2,316	204	2,200
Other fees	56,755	10,528	48,234	5,642	44,267
Recoupment of prior expenses reduced by the Advisor	—	—	—	—	—
Total Gross Expenses before reductions	882,756	156,207	634,689	86,066	580,552
Expenses reduced and reimbursed by the Advisor	—	(12,327)	—	(24,334)	—
Fees paid indirectly	(522)	(133)	(491)	(115)	(4,055)
TOTAL NET EXPENSES	882,234	143,747	634,198	61,617	576,497
NET INVESTMENT INCOME (LOSS)	435,626	18,608	73,893	55,066	768,979
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,368,861	80,702	2,664,351	(3,548)	2,967,724
Net realized gains (losses) on futures contracts	284,891	—	—	—	—
Net realized gains (losses) on swap agreements	2,498,517	894,643	(75,565)	(43,981)	(945,584)
Change in net unrealized appreciation/depreciation on investment securities	2,944,046	1,083,845	(1,622,673)	52,026	(2,432,314)
Change in net unrealized appreciation/depreciation on futures contracts	(145,249)	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(116,083)	(246,760)	(742,919)	3,660	77,327
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,834,983	1,812,430	223,194	8,157	(332,847)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,270,609	$1,831,038	$297,087	$63,223	$436,132

See accompanying notes to the financial statements.

208 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$112,399	$—	$213,940	$204,141	$181,750
Interest	3,711	61,216	230,391	193,821	178,191
Foreign tax withholding	(6,909)	—	—	—	—
Net income from securities lending	1,819	—	—	—	—
TOTAL INVESTMENT INCOME	111,020	61,216	444,331	397,962	359,941
EXPENSES:
Advisory fees	20,364	8,789	132,433	117,510	109,318
Management services fees	4,073	1,758	26,487	23,502	21,864
Administration fees	2,335	1,016	14,001	13,314	11,553
Distribution and services fees—Service Class	3,907	95	4,189	9,643	2,772
Transfer agency fees	1,945	702	7,843	8,933	6,422
Administrative services fees	5,442	2,616	50,182	35,371	41,918
Registration and filing fees	30,813	30,403	37,442	33,543	35,233
Custody fees	8,880	9,670	2,781	2,560	2,307
Fund accounting fees	1,375	562	8,133	7,564	6,803
Trustee fees	41	14	173	178	168
Compliance services fees	12	5	99	58	91
Licensing fees	—	6,414	5,841	4,686	5,502
Service fees	162	71	925	933	774
Other fees	4,172	2,561	17,218	15,686	12,598
Recoupment of prior expenses reduced by the Advisor	—	—	18,225	—	15,250
Total Gross Expenses before reductions	83,521	64,676	325,972	273,481	272,573
Expenses reduced and reimbursed by the Advisor	(31,163)	(43,677)	(4,011)	—	(10,209)
Fees paid indirectly	(114)	(45)	(435)	(465)	(145)
TOTAL NET EXPENSES	52,244	20,954	321,526	273,016	262,219
NET INVESTMENT INCOME (LOSS)	58,776	40,262	122,805	124,946	97,722
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	340,004	—	790,169	179,127	749,577
Net realized gains (losses) on swap agreements	—	—	2,436,821	527,782	749,762
Net realized gains (losses) on forward currency contracts	—	(76,452)	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(89,178)	—	2,695,427	1,180,244	505,412
Change in net unrealized appreciation/depreciation on swap agreements	—	—	400,686	219,885	3,029
Change in net unrealized appreciation/depreciation on forward currency contracts	—	26,499	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	250,826	(49,953)	6,323,103	2,107,038	2,007,780
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$309,602	$(9,691)	$6,445,908	$2,231,984	$2,105,502

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 209

	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$195,760	$185,978	$346,001	$85,755	$54,808
Interest	884,655	4,086	2,063	65,477	661
Foreign tax withholding	—	(84)	(59)	—	—
Net income from securities lending	197	—	—	—	25
TOTAL INVESTMENT INCOME	1,080,612	189,980	348,005	151,232	55,494
EXPENSES:
Advisory fees	650,010	164,269	121,727	42,765	40,261
Management services fees	130,003	32,854	24,346	8,553	8,052
Administration fees	73,420	19,011	12,322	4,893	4,631
Distribution and services fees—Service Class	44,014	13,969	23,684	6,365	5,862
Transfer agency fees	43,618	12,870	11,642	4,157	4,225
Administrative services fees	200,405	50,109	33,637	11,206	7,946
Registration and filing fees	37,572	58,621	54,464	32,961	31,475
Custody fees	13,719	6,853	3,521	1,008	1,859
Fund accounting fees	40,910	11,010	9,291	2,825	3,429
Trustee fees	1,032	282	146	69	75
Compliance services fees	331	100	148	20	25
Licensing fees	15,700	1,306	847	1,619	517
Service fees	5,172	1,271	997	349	318
Other fees	83,074	20,704	15,515	6,395	4,409
Recoupment of prior expenses reduced by the Advisor	—	—	6,509	—	—
Total Gross Expenses before reductions	1,338,980	393,229	318,796	123,185	113,084
Expenses reduced and reimbursed by the Advisor	—	—	—	(15,223)	(11,648)
Fees paid indirectly	(1,204)	(40)	(75)	(101)	(21)
TOTAL NET EXPENSES	1,337,776	393,189	318,721	107,861	101,415
NET INVESTMENT INCOME (LOSS)	(257,164)	(203,209)	29,284	43,371	(45,921)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,187,105	205,726	4,363,048	461,055	1,102,197
Net realized gains (losses) on swap agreements	7,100,749	—	—	182,444	—
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	7,077,450	3,497,160	(296,298)	(267,048)	(830,342)
Change in net unrealized appreciation/depreciation on swap agreements	(2,685,065)	—	—	(87,508)	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,680,239	3,702,886	4,066,750	288,943	271,855
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,423,075	$3,499,677	$4,096,034	$332,314	$225,934

See accompanying notes to the financial statements.

210 :: Statements of Operations :: For the Periods Indicated

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$86,422	$48,461	$576,417	$157,449	$38,320
Interest	125,531	91	3,357,212	197,026	37,430
Foreign tax withholding	—	—	(745)	—	—
Net income from securities lending	173	167	17,024	—	8,022
TOTAL INVESTMENT INCOME	212,126	48,719	3,949,908	354,475	83,772
EXPENSES:
Advisory fees	60,705	19,728	889,631	128,847	23,705
Management services fees	12,141	3,946	190,636	25,770	4,741
Administration fees	6,384	2,290	107,033	14,850	2,734
Distribution and services fees—Service Class	15,617	5,277	86,296	25,290	3,335
Transfer agency fees	5,559	1,998	76,973	11,923	1,938
Administrative services fees	16,154	5,324	303,165	36,204	6,897
Registration and filing fees	33,406	29,857	123,781	35,634	30,261
Custody fees	1,216	949	20,861	4,761	635
Fund accounting fees	5,069	2,323	60,026	8,243	1,636
Trustee fees	90	30	1,432	206	38
Compliance services fees	45	8	558	53	10
Licensing fees	932	226	49,902	5,143	924
Service fees	448	159	7,589	1,046	192
Other fees	8,040	4,621	121,338	16,828	4,348
Total Gross Expenses before reductions	165,806	76,736	2,039,221	314,798	81,394
Expenses reduced and reimbursed by the Advisor	(6,058)	(24,629)	—	—	(21,721)
Fees paid indirectly	(58)	(8)	(3,979)	(282)	(78)
TOTAL NET EXPENSES	159,690	52,099	2,035,242	314,516	59,595
NET INVESTMENT INCOME (LOSS)	52,436	(3,380)	1,914,666	39,959	24,177
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	348,592	253,711	773,585	551,553	(28,468)
Net realized gains (losses) on futures contracts	—	—	1,275,042	—	—
Net realized gains (losses) on swap agreements	48,725	—	7,538,946	(729,303)	(185,713)
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	592,954	(107,762)	14,481,558	(402,804)	(16,020)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(227,062)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	32,004	—	(373,105)	(67,677)	(50,869)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,022,275	145,949	23,468,964	(648,231)	(281,070)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,074,711	$142,569	$25,383,630	$(608,272)	$(256,893)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 211

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$379,065	$96,255	$—	$—	$—
Interest	286,560	51,683	847,528	116,145	506,144
Foreign tax withholding	(39,185)	—	—	—	—
Net income from securities lending	279	—	—	—	—
TOTAL INVESTMENT INCOME	626,719	147,938	847,528	116,145	506,144
EXPENSES:
Advisory fees	176,428	31,494	121,508	16,764	77,384
Management services fees	35,286	6,299	24,302	3,353	15,477
Administration fees	20,091	3,571	13,283	1,893	8,922
Distribution and services fees—Service Class	14,229	2,921	18,681	3,026	667
Transfer agency fees	14,757	2,623	10,248	1,606	10,423
Administrative services fees	49,943	8,935	36,320	4,852	10,956
Registration and filing fees	35,737	33,019	47,780	35,303	33,014
Custody fees	4,078	851	4,454	336	9,731
Fund accounting fees	11,136	2,091	7,899	1,117	4,868
Trustee fees	264	46	192	27	112
Compliance services fees	84	15	52	2	30
Licensing fees	4,138	1,135	—	—	67,803
Service fees	1,397	252	1,053	150	627
Other fees	22,900	8,023	16,942	3,940	11,478
Total Gross Expenses before reductions	390,468	101,275	302,714	72,369	251,492
Expenses reduced and reimbursed by the Advisor	—	(21,269)	—	(29,461)	(67,143)
Fees paid indirectly	(650)	(104)	(610)	(96)	(25)
TOTAL NET EXPENSES	389,818	79,902	302,104	42,812	184,324
NET INVESTMENT INCOME (LOSS)	236,901	68,036	545,424	73,333	321,820
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(571,180)	8,852	—	—	—
Net realized gains (losses) on futures contracts	—	—	37,758	—	—
Net realized gains (losses) on swap agreements	2,029,901	(33,772)	(912,929)	53,571	—
Net realized gains (losses) on forward currency contracts	—	—	—	—	413,744
Change in net unrealized appreciation/depreciation on investment securities	3,978,885	224,307	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	443,394	134,077	(422,094)	(53,972)	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	(168,040)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,881,000	333,464	(1,297,265)	(401)	245,704
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,117,901	$401,500	$(751,841)	$72,932	$567,524
See accompanying notes to the financial statements.

212 :: Statements of Operations :: For the Periods Indicated

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$1,223,832	$—	$—	$—	$—
Interest	2,637,140	33,166	320,393	210,185	108,751
Foreign tax withholding	(7,061)	—	—	—	—
Net income from securities lending	585	—	—	—	—
TOTAL INVESTMENT INCOME	3,854,496	33,166	320,393	210,185	108,751
EXPENSES:
Advisory fees	1,764,794	4,843	47,141	29,785	15,496
Management services fees	352,962	969	9,428	5,957	3,099
Administration fees	191,582	524	4,962	2,952	1,676
Distribution and services fees—Service Class	108,879	300	1,352	408	639
Transfer agency fees	112,234	426	3,346	1,933	1,124
Administrative services fees	608,279	1,435	18,538	10,972	4,982
Registration and filing fees	51,663	32,824	81,394	31,580	29,721
Custody fees	41,706	239	4,506	664	308
Fund accounting fees	106,452	306	3,095	1,825	990
Trustee fees	2,292	6	144	47	25
Compliance services fees	1,234	4	14	17	7
Service fees	12,865	40	401	227	130
Other fees	260,881	2,461	8,489	6,017	3,932
Total Gross Expenses before reductions	3,615,823	44,377	182,810	92,384	62,129
Expenses reduced and reimbursed by the Advisor	—	(32,540)	(62,679)	(21,201)	(24,598)
Fees paid indirectly	(11,297)	(42)	(538)	(86)	(114)
TOTAL NET EXPENSES	3,604,526	11,795	119,593	71,097	37,417
NET INVESTMENT INCOME (LOSS)	249,970	21,371	200,800	139,088	71,334
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	17,240,317	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	(82,233)	—	—
Net realized gains (losses) on swap agreements	105,132,976	(52,978)	258,790	(497,791)	(198,868)
Change in net unrealized appreciation/depreciation on investment securities	76,413,011	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	27,300	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(13,016,971)	322	56,368	159,956	(45,400)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	185,769,333	(52,656)	260,225	(337,835)	(244,268)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$186,019,303	$(31,285)	$461,025	$(198,747)	$(172,934)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 213

	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$—	$57,964	$32,643	$96,725	$513,688
Interest	366,210	426	106,952	403	896,754
Foreign tax withholding	—	—	(38)	—	(1,055)
Net income from securities lending	—	108	1,135	1,519	—
TOTAL INVESTMENT INCOME	366,210	58,498	140,692	98,647	1,409,387
EXPENSES:
Advisory fees	52,698	33,973	32,569	35,685	585,822
Management services fees	10,540	6,795	6,514	7,137	117,165
Administration fees	6,083	3,940	3,657	4,035	65,260
Distribution and services fees—Service Class	573	6,395	3,356	4,923	48,854
Transfer agency fees	3,564	3,228	4,141	3,073	39,988
Administrative services fees	20,783	8,168	5,140	12,303	185,769
Registration and filing fees	73,010	29,745	34,351	35,445	44,224
Custody fees	1,768	1,129	742	2,150	11,874
Fund accounting fees	3,512	3,367	9,113	4,050	36,403
Trustee fees	74	50	50	35	849
Compliance services fees	12	11	18	20	347
Service fees	471	266	255	279	4,511
Other fees	17,128	6,157	9,344	6,934	96,160
Total Gross Expenses before reductions	190,216	103,224	109,250	116,069	1,237,226
Expenses reduced and reimbursed by the Advisor	(63,588)	(16,186)	(28,448)	(24,721)	—
Fees paid indirectly	(985)	(13)	(149)	(96)	(2,084)
TOTAL NET EXPENSES	125,643	87,025	80,653	91,252	1,235,142
NET INVESTMENT INCOME (LOSS)	240,567	(28,527)	60,039	7,395	174,245
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	652,119	42,189	(878,095)	9,454,357
Net realized gains (losses) on futures contracts	—	—	4,691	—	—
Net realized gains (losses) on swap agreements	(2,264,400)	—	638,867	—	11,509,036
Change in net unrealized appreciation/depreciation on investment securities	—	99,141	269,455	366,221	2,890,256
Change in net unrealized appreciation/depreciation on futures contracts	—	—	23,827	—	—
Change in net unrealized appreciation/depreciation on swap agreements	37,927	—	16,519	—	(2,551,480)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,226,473)	751,260	995,548	(511,874)	21,302,169
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,985,906)	$722,733	$1,055,587	$(504,479)	$21,476,414

See accompanying notes to the financial statements.

214 :: Statements of Operations :: For the Periods Indicated

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$—	$1,287,713	$354,759	$491,060	$196,563
Interest	488,492	1,797,676	206,718	410,839	52,484
Foreign tax withholding	—	(338)	(297)	—	(14,834)
Net income from securities lending	—	1	9,972	—	5,412
TOTAL INVESTMENT INCOME	488,492	3,085,052	571,152	901,899	239,625
EXPENSES:
Advisory fees	68,760	917,898	169,781	243,099	51,658
Management services fees	13,752	183,581	33,957	48,620	10,332
Administration fees	8,434	101,883	19,169	27,284	5,969
Distribution and services fees—Service Class	920	29,665	6,272	12,526	1,289
Transfer agency fees	5,968	70,149	12,608	20,262	4,135
Administrative services fees	18,763	243,676	56,445	68,682	16,435
Registration and filing fees	36,257	94,677	43,440	38,548	35,547
Custody fees	1,374	23,254	25,957	5,038	7,734
Fund accounting fees	4,441	58,986	10,833	15,317	3,420
Trustee fees	112	1,381	265	369	75
Compliance services fees	16	557	96	131	19
Service fees	576	7,236	1,373	1,934	415
Other fees	12,862	126,829	26,828	41,119	8,671
Recoupment of prior expenses reduced by the Advisor	—	—	—	—	—
Total Gross Expenses before reductions	172,235	1,859,772	407,024	522,929	145,699
Expenses reduced and reimbursed by the Advisor	(7,452)	—	—	—	(21,646)
Fees paid indirectly	(408)	(3,950)	(663)	(1,239)	(162)
TOTAL NET EXPENSES	164,375	1,855,822	406,361	521,690	123,891
NET INVESTMENT INCOME (LOSS)	324,117	1,229,230	164,791	380,209	115,734
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	2,821,811	(1,255,675)	446,842	429,275
Net realized gains (losses) on futures contracts	(140,081)	1,750,009	—	333,911	—
Net realized gains (losses) on swap agreements	(2,434,290)	21,811,179	(6,090,820)	3,911,557	64,897
Change in net unrealized appreciation/depreciation on investment securities	—	13,360,725	(3,278,306)	3,051,603	(384,796)
Change in net unrealized appreciation/depreciation on futures contracts	32,400	(438,502)	—	92,038	—
Change in net unrealized appreciation/depreciation on swap agreements	90,061	261,106	(355,293)	88,438	(215,978)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,451,910)	39,566,328	(10,980,094)	7,924,389	(106,602)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,127,793)	$40,795,558	$(10,815,303)	$8,304,598	$9,132

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 215

	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$602,387	$402,186	$5,628,921
Interest	213,028	1,223,777	74,934	539,208	12,357,130
Foreign tax withholding	—	—	(38,371)	—	(7,484)
Net income from securities lending	—	—	6,956	933	163,813
TOTAL INVESTMENT INCOME	213,028	1,223,777	645,906	942,327	18,142,380
EXPENSES:
Advisory fees	30,274	215,213	69,938	279,174	6,468,904
Management services fees	6,055	35,869	13,988	55,835	1,293,791
Administration fees	3,210	20,437	8,069	31,296	720,665
Distribution and services fees—Service Class	745	3,222	2,128	15,271	185,128
Transfer agency fees	2,208	17,971	10,685	19,710	509,433
Administrative services fees	9,613	42,968	7,161	87,306	1,954,615
Registration and filing fees	35,469	36,269	32,526	42,205	286,130
Custody fees	785	3,753	17,103	5,801	128,621
Fund accounting fees	1,909	11,135	4,585	18,819	403,273
Trustee fees	47	290	112	430	9,607
Compliance services fees	13	77	33	140	3,925
Service fees	244	1,391	580	2,200	50,917
Other fees	5,174	23,314	12,148	40,802	1,148,732
Recoupment of prior expenses reduced by the Advisor	—	14,062	—	—	—
Total Gross Expenses before reductions	95,746	425,971	179,056	598,989	13,163,741
Expenses reduced and reimbursed by the Advisor	(23,038)	(445)	(5,007)	—	—
Fees paid indirectly	(112)	(1,996)	(403)	(1,496)	(49,561)
TOTAL NET EXPENSES	72,596	423,530	173,646	597,493	13,114,180
NET INVESTMENT INCOME (LOSS)	140,432	800,247	472,260	344,834	5,028,200
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	633,870	2,091,780	(1,660,835)
Net realized gains (losses) on futures contracts	—	7,328,914	—	360,467	7,416,788
Net realized gains (losses) on swap agreements	(147,641)	75,297	(936,418)	2,876,045	159,160,417
Change in net unrealized appreciation/depreciation on investment securities	—	—	(1,591,237)	899,630	135,164,671
Change in net unrealized appreciation/depreciation on futures contracts	—	(1,631,924)	—	(19,571)	(3,097,831)
Change in net unrealized appreciation/depreciation on swap agreements	46,128	(8,234)	(193,286)	(9,591)	(724,385)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(101,513)	5,764,053	(2,087,071)	6,198,760	296,258,825
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,919	$6,564,300	$(1,614,811)	$6,543,594	$301,287,025

See accompanying notes to the financial statements.

216 :: Statements of Operations :: For the Periods Indicated

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	106,248	142,222	39,179	114,197	46,816
Foreign tax withholding	—	—	—	—	—
TOTAL INVESTMENT INCOME	106,248	142,222	39,179	114,197	46,816
EXPENSES:
Advisory fees	15,051	20,118	5,555	16,238	8,370
Management services fees	3,010	4,024	1,111	3,248	1,395
Administration fees	1,594	2,312	595	1,740	795
Distribution and services fees—Service Class	148	843	148	116	244
Transfer agency fees	1,404	1,505	557	1,082	502
Administrative services fees	4,135	6,561	1,502	5,499	2,345
Registration and filing fees	34,692	32,873	30,001	30,376	29,957
Custody fees	382	385	116	327	127
Fund accounting fees	961	1,276	365	1,041	446
Trustee fees	22	28	9	27	11
Compliance services fees	9	13	4	6	3
Licensing fees	419	904	162	—	—
Service fees	125	163	48	135	56
Other fees	3,497	3,874	2,370	3,654	2,559
Total Gross Expenses before reductions	65,449	74,879	42,543	63,489	46,810
Expenses reduced and reimbursed by the Advisor	(29,300)	(26,112)	(29,171)	(24,705)	(29,921)
Fees paid indirectly	(230)	(122)	(40)	(130)	(90)
TOTAL NET EXPENSES	35,919	48,645	13,332	38,654	16,799
NET INVESTMENT INCOME (LOSS)	70,329	93,577	25,847	75,543	30,017
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	(225,353)
Net realized gains (losses) on swap agreements	258,450	(594,170)	(284,398)	(242,387)	(90,765)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	92,212
Change in net unrealized appreciation/depreciation on swap agreements	492,435	21,201	28,785	(20,616)	8,801
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	750,885	(572,969)	(255,613)	(263,003)	(215,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$821,214	$(479,392)	$(229,766)	$(187,460)	$(185,088)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 217

	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$423,825
Interest	77,201	49,127	917,377	256,958	692,912
Foreign tax withholding	—	—	—	—	(543)
TOTAL INVESTMENT INCOME	77,201	49,127	917,377	256,958	1,116,194
EXPENSES:
Advisory fees	11,117	7,011	130,212	36,845	336,107
Management services fees	2,223	1,402	26,043	7,369	67,222
Administration fees	1,176	856	15,329	4,208	37,304
Distribution and services fees—Service Class	307	293	666	1,724	2,983
Transfer agency fees	804	669	8,870	3,297	23,700
Administrative services fees	3,961	1,993	42,350	9,692	113,508
Registration and filing fees	31,119	31,758	81,473	37,757	59,503
Custody fees	209	153	3,085	834	7,200
Fund accounting fees	720	452	8,316	2,299	28,145
Trustee fees	16	11	216	56	508
Compliance services fees	5	1	39	26	208
Licensing fees	170	4	7,209	4,795	47,067
Service fees	92	60	1,084	299	2,681
Other fees	3,323	2,943	24,315	9,050	41,521
Total Gross Expenses before reductions	55,242	47,606	349,207	118,251	767,657
Expenses reduced and reimbursed by the Advisor	(28,477)	(30,601)	(21,163)	(28,396)	—
Fees paid indirectly	(73)	(71)	(2,056)	(686)	(4,069)
TOTAL NET EXPENSES	26,692	16,934	325,988	89,169	763,588
NET INVESTMENT INCOME (LOSS)	50,509	32,193	591,389	167,789	352,606
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	1,939,822
Net realized gains (losses) on futures contracts	—	(9,455)	(403,451)	(96,380)	39,567
Net realized gains (losses) on swap agreements	375,177	(200,300)	(6,908,555)	(847,329)	7,945,285
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	2,425,006
Change in net unrealized appreciation/depreciation on futures contracts	—	18,792	119,273	33,485	395,061
Change in net unrealized appreciation/depreciation on swap agreements	55,616	11,243	403,170	225,047	(811,956)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	430,793	(179,720)	(6,789,563)	(685,177)	11,932,785
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$481,302	$(147,527)	$(6,198,174)	$(517,388)	$12,285,391

See accompanying notes to the financial statements.

218 :: Statements of Operations :: For the Periods Indicated

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividends	$—	$228,799
Interest	399,172	133,808
TOTAL INVESTMENT INCOME	399,172	362,607
EXPENSES:
Advisory fees	37,041	83,110
Management services fees	11,113	16,622
Administration fees	6,160	9,019
Distribution and services fees—Service Class	9,131	3,613
Transfer agency fees	4,442	5,736
Administrative services fees	17,044	27,194
Registration and filing fees	49,904	33,665
Custody fees	3,641	2,257
Fund accounting fees	3,455	5,098
Trustee fees	63	80
Compliance services fees	24	55
Service fees	438	611
Other fees	8,963	16,613
Recoupment of prior expenses reduced by the Advisor	—	140
Total Gross Expenses before reductions	151,419	203,813
Expenses reduced and reimbursed by the Advisor	(15,213)	(140)
Fees paid indirectly	(246)	(289)
TOTAL NET EXPENSES	135,960	203,384
NET INVESTMENT INCOME (LOSS)	263,212	159,223
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(17,688)
Net realized gains (losses) on futures contracts	113,103	—
Net realized gains (losses) on swap agreements	(1,659,716)	(350,774)
Change in net unrealized appreciation/depreciation on investment securities	—	1,018,315
Change in net unrealized appreciation/depreciation on swap agreements	485,826	988,997
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,060,787)	1,638,850
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(797,575)	$1,798,073

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of
Changes in Net Assets

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund		Banks UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$29,879	$32,592	$455,297	$373,567	$152,187	$109,830
Net realized gains (losses) on investments	(147,964)	(56,733)	1,074,559	416,140	1,901,379	2,206,991
Change in net unrealized appreciation/depreciation on investments	44,018	(34,427)	(797,255)	905,558	733,894	(2,490,676)
Change in net assets resulting from operations	(74,067)	(58,568)	732,601	1,695,265	2,787,460	(173,855)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(1,581,676)	(863,165)	(156,828)	(20,726)
Service Class	—	—	(134,019)	(49,746)	(816)	—
Change in net assets resulting from distributions	—	—	(1,715,695)	(912,911)	(157,644)	(20,726)
Change in net assets resulting from capital transactions	(1,905,846)	214,191	(16,891,012)	15,270,263	(2,057,026)	3,546,832
Change in net assets	(1,979,913)	155,623	(17,874,106)	16,052,617	572,790	3,352,251
NET ASSETS:
Beginning of period	2,372,881	2,217,258	29,131,068	13,078,451	11,592,316	8,240,065
End of period	$392,968	$2,372,881	$11,256,962	$29,131,068	$12,165,106	$11,592,316
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$2,811,884	$8,111,301	$37,380,619	$91,243,957	$43,789,204	$36,483,087
Distributions reinvested	—	—	1,576,812	862,322	152,163	20,323
Value of shares redeemed	(4,720,021)	(7,910,392)	(55,791,065)	(75,849,433)	(46,038,474)	(33,164,596)
Service Class
Proceeds from shares issued	15,000	358,898	589,457	958,803	2,880,555	5,132,292
Distributions reinvested	—	—	134,019	49,746	815	—
Value of shares redeemed	(12,709)	(345,616)	(780,854)	(1,995,132)	(2,841,289)	(4,924,274)
Change in net assets resulting from capital transactions	$(1,905,846)	$214,191	$(16,891,012)	$15,270,263	$(2,057,026)	$3,546,832
SHARE TRANSACTIONS:
Investor Class
Issued	91,100	251,247	1,268,571	3,132,509	989,253	926,135
Reinvested	—	—	54,503	29,977	3,170	468
Redeemed	(154,018)	(244,564)	(1,920,756)	(2,596,007)	(1,060,104)	(835,318)
Service Class
Issued	558	12,615	19,819	32,849	72,203	150,746
Reinvested	—	—	4,632	1,755	19	—
Redeemed	(483)	(12,980)	(27,014)	(70,710)	(74,085)	(146,646)
Change in shares	(62,843)	6,318	(600,245)	530,373	(69,544)	95,385

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

	Bear ProFund		Biotechnology UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$340,460	$382,546	$232,004	$103,717
Net realized gains (losses) on investments	(3,435,393)	(1,151,114)	17,097,229	45,544,412
Change in net unrealized appreciation/depreciation on investments	40,377	320,184	(376,086)	(34,366,487)
Change in net assets resulting from operations	(3,054,556)	(448,384)	16,953,147	11,281,642
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(361,885)	—	(6,891,091)	—
Service Class	(22,605)	—	(327,100)	—
Change in net assets resulting from distributions	(384,490)	—	(7,218,191)	—
Change in net assets resulting from capital transactions	1,762,693	(5,482,900)	(18,487,171)	(17,241,296)
Change in net assets	(1,676,353)	(5,931,284)	(8,752,215)	(5,959,654)
NET ASSETS:
Beginning of period	6,758,220	12,689,504	117,566,152	123,525,806
End of period	$5,081,867	$6,758,220	$108,813,937	$117,566,152
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$254,128,275	$261,525,454	$58,965,361	$31,482,654
Distributions reinvested	312,999	—	6,812,289	—
Value of shares redeemed	(252,627,557)	(267,129,566)	(83,868,631)	(47,741,320)
Service Class
Proceeds from shares issued	1,395,224	7,652,173	7,568,501	5,945,444
Distributions reinvested	22,538	—	325,237	—
Value of shares redeemed	(1,468,786)	(7,530,961)	(8,289,928)	(6,928,074)
Change in net assets resulting from capital transactions	$1,762,693	$(5,482,900)	$(18,487,171)	$(17,241,296)
SHARE TRANSACTIONS:
Investor Class
Issued	19,136,057	16,000,350	975,245	525,897
Reinvested	23,068	—	123,523	—
Redeemed	(19,202,660)	(16,334,751)	(1,396,274)	(808,739)
Service Class
Issued	110,453	511,599	204,312	149,918
Reinvested	1,844	—	9,335	—
Redeemed	(114,913)	(506,264)	(221,699)	(176,464)
Change in shares	(46,151)	(329,066)	(305,558)	(309,388)

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Communication Services UltraSector ProFund		Consumer Discretionary UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$435,626	$241,321	$18,608	$(5,000)	$73,893	$8,658
Net realized gains (losses) on investments	7,152,269	1,521,654	975,345	54,138	2,588,786	9,090,223
Change in net unrealized appreciation/depreciation on investments	2,682,714	1,577,291	837,085	1,179,568	(2,365,592)	(1,888,207)
Change in net assets resulting from operations	10,270,609	3,340,266	1,831,038	1,228,706	297,087	7,210,674
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(640,768)	(324,756)	—	—	—	—
Service Class	(163,539)	(45,933)	—	—	—	—
Change in net assets resulting from distributions	(804,307)	(370,689)	—	—	—	—
Change in net assets resulting from capital transactions	(11,411,944)	6,369,861	818,361	893,260	(6,165,184)	18,622,934
Change in net assets	(1,945,642)	9,339,438	2,649,399	2,121,966	(5,868,097)	25,833,608
NET ASSETS:
Beginning of period	53,176,142	43,836,704	6,850,857	4,728,891	56,958,654	31,125,046
End of period	$51,230,500	$53,176,142	$9,500,256	$6,850,857	$51,090,557	$56,958,654
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$365,340,966	$320,088,363	$43,080,218	$19,655,214	$81,544,248	$47,298,290
Distributions reinvested	617,106	313,091	—	—	—	—
Value of shares redeemed	(371,576,547)	(314,571,416)	(41,926,908)	(19,208,282)	(87,117,479)	(29,089,836)
Service Class
Proceeds from shares issued	155,737,071	86,927,473	7,411,744	5,975,697	6,032,242	4,457,029
Distributions reinvested	161,908	45,913	—	—	—	—
Value of shares redeemed	(161,692,448)	(86,433,563)	(7,746,693)	(5,529,369)	(6,624,195)	(4,042,549)
Change in net assets resulting from capital transactions	$(11,411,944)	$6,369,861	$818,361	$893,260	$(6,165,184)	$18,622,934
SHARE TRANSACTIONS:
Investor Class
Issued	6,042,712	6,274,865	319,337	210,742	1,483,636	1,018,479
Reinvested	9,028	6,470	—	—	—	—
Redeemed	(6,122,335)	(6,189,984)	(314,107)	(208,601)	(1,644,598)	(654,016)
Service Class
Issued	3,343,967	2,219,056	70,838	82,312	142,423	119,651
Reinvested	3,100	1,229	—	—	—	—
Redeemed	(3,475,507)	(2,222,691)	(74,697)	(76,493)	(155,356)	(110,382)
Change in shares	(199,035)	88,945	1,371	7,960	(173,895)	373,732

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

	Consumer Staples UltraSector ProFund		Energy UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$55,066	$35,879	$768,979	$946,375
Net realized gains (losses) on investments	(47,529)	721,592	2,022,140	5,647,587
Change in net unrealized appreciation/depreciation on investments	55,686	(1,243,247)	(2,354,987)	(3,024,808)
Change in net assets resulting from operations	63,223	(485,776)	436,132	3,569,154
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(46,205)	—	(433,234)	(1,360,935)
Service Class	(854)	—	—	(44,061)
Change in net assets resulting from distributions	(47,059)	—	(433,234)	(1,404,996)
Change in net assets resulting from capital transactions	(466,053)	90,032	(8,869,604)	(13,454,996)
Change in net assets	(449,889)	(395,744)	(8,866,706)	(11,290,838)
NET ASSETS:
Beginning of period	3,810,388	4,206,132	33,747,822	45,038,660
End of period	$3,360,499	$3,810,388	$24,881,116	$33,747,822
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$23,346,550	$20,625,500	$140,181,224	$218,946,677
Distributions reinvested	45,452	—	428,557	1,279,436
Value of shares redeemed	(23,721,935)	(20,608,297)	(149,480,666)	(232,336,617)
Service Class
Proceeds from shares issued	1,918,105	2,057,028	9,150,021	7,946,110
Distributions reinvested	854	—	—	43,879
Value of shares redeemed	(2,055,079)	(1,984,199)	(9,148,740)	(9,334,481)
Change in net assets resulting from capital transactions	$(466,053)	$90,032	$(8,869,604)	$(13,454,996)
SHARE TRANSACTIONS:
Investor Class
Issued	336,145	286,298	3,274,564	5,006,109
Reinvested	685	—	10,741	29,985
Redeemed	(341,733)	(285,782)	(3,535,479)	(5,390,213)
Service Class
Issued	31,888	32,502	247,547	231,330
Reinvested	15	—	—	1,217
Redeemed	(34,170)	(31,182)	(249,271)	(270,662)
Change in shares	(7,170)	1,836	(251,898)	(392,234)
See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		Falling U.S. Dollar ProFund		Financials UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$58,776	$53,367	$40,262	$32,261	$122,805	$19,869
Net realized gains (losses) on investments	340,004	32,528	(76,452)	91,366	3,226,990	663,755
Change in net unrealized appreciation/depreciation on investments	(89,178)	29,444	26,499	(27,505)	3,096,113	(591,502)
Change in net assets resulting from operations	309,602	115,339	(9,691)	96,122	6,445,908	92,122
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(54,806)	(111,834)	(33,375)	—	(30,422)	—
Service Class	(2,145)	(8,782)	(271)	—	—	—
Change in net assets resulting from distributions	(56,951)	(120,616)	(33,646)	—	(30,422)	—
Change in net assets resulting from capital transactions	(676,412)	(83,715)	(233,729)	575,280	23,287,070	(1,075,341)
Change in net assets	(423,761)	(88,992)	(277,066)	671,402	29,702,556	(983,219)
NET ASSETS:
Beginning of period	4,637,919	4,726,911	1,424,507	753,105	4,763,019	5,746,238
End of period	$4,214,158	$4,637,919	$1,147,441	$1,424,507	$34,465,575	$4,763,019
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$21,634,125	$19,978,867	$9,201,601	$12,202,303	$87,315,019	$14,312,440
Distributions reinvested	54,727	111,613	33,055	—	29,843	—
Value of shares redeemed	(22,591,851)	(20,161,613)	(9,474,661)	(11,625,470)	(64,257,906)	(15,197,078)
Service Class
Proceeds from shares issued	2,668,913	4,115,577	614,084	972,384	6,095,578	2,085,642
Distributions reinvested	2,145	8,782	271	—	—	—
Value of shares redeemed	(2,444,471)	(4,136,941)	(608,079)	(973,937)	(5,895,464)	(2,276,345)
Change in net assets resulting from capital transactions	$(676,412)	$(83,715)	$(233,729)	$575,280	$23,287,070	$(1,075,341)
SHARE TRANSACTIONS:
Investor Class
Issued	1,445,275	1,497,443	659,596	884,201	2,761,025	556,491
Reinvested	3,499	8,236	2,333	—	987	—
Redeemed	(1,532,452)	(1,537,099)	(679,045)	(839,460)	(2,009,044)	(590,211)
Service Class
Issued	165,966	291,279	49,628	78,701	234,724	101,414
Reinvested	125	629	21	—	—	—
Redeemed	(152,053)	(291,573)	(49,170)	(78,736)	(226,800)	(110,768)
Change in shares	(69,640)	(31,085)	(16,637)	44,706	760,892	(43,074)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$124,946	$69,262	$97,722	$15,872
Net realized gains (losses) on investments	706,909	838,850	1,499,339	587,709
Change in net unrealized appreciation/depreciation on investments	1,400,129	(1,790,847)	508,441	(107,874)
Change in net assets resulting from operations	2,231,984	(882,735)	2,105,502	495,707
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(36,523)	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(36,523)	—	—	—
Change in net assets resulting from capital transactions	(1,574,675)	(2,440,357)	(4,556,469)	4,633,617
Change in net assets	620,786	(3,323,092)	(2,450,967)	5,129,324
NET ASSETS:
Beginning of period	14,382,866	17,705,958	8,759,123	3,629,799
End of period	$15,003,652	$14,382,866	$6,308,156	$8,759,123
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$36,303,065	$37,907,403	$78,972,664	$28,096,123
Distributions reinvested	35,950	—	—	—
Value of shares redeemed	(37,790,213)	(40,458,679)	(83,529,796)	(23,402,007)
Service Class
Proceeds from shares issued	3,164,255	3,430,839	2,183,037	1,252,418
Distributions reinvested	—	—	—	—
Value of shares redeemed	(3,287,732)	(3,319,920)	(2,182,374)	(1,312,917)
Change in net assets resulting from capital transactions	$(1,574,675)	$(2,440,357)	$(4,556,469)	$4,633,617
SHARE TRANSACTIONS:
Investor Class
Issued	344,503	386,406	1,415,176	598,622
Reinvested	359	—	—	—
Redeemed	(356,449)	(419,179)	(1,482,384)	(508,248)
Service Class
Issued	37,949	44,372	44,574	30,987
Reinvested	—	—	—	—
Redeemed	(39,602)	(43,110)	(44,571)	(32,416)
Change in shares	(13,240)	(31,511)	(67,205)	88,945

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Internet UltraSector ProFund		Large-Cap Growth ProFund		Large-Cap Value ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(257,164)	$(370,573)	$(203,209)	$(74,528)	$29,284	$(4,967)
Net realized gains (losses) on investments	9,287,854	8,027,085	205,726	2,230,334	4,363,048	1,707,051
Change in net unrealized appreciation/depreciation on investments	4,392,385	8,976,495	3,497,160	(1,294,463)	(296,298)	189,469
Change in net assets resulting from operations	13,423,075	16,633,007	3,499,677	861,343	4,096,034	1,891,553
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(239,315)	(151,026)	—	(47,656)
Service Class	—	—	(27,918)	(31,903)	—	—
Change in net assets resulting from distributions	—	—	(267,233)	(182,929)	—	(47,656)
Change in net assets resulting from capital transactions	(23,518,471)	(8,833,339)	5,756,592	1,074,727	(4,931,063)	(13,813,415)
Change in net assets	(10,095,396)	7,799,668	8,989,036	1,753,141	(835,029)	(11,969,518)
NET ASSETS:
Beginning of period	88,204,117	80,404,449	14,035,301	12,282,160	8,010,002	19,979,520
End of period	$78,108,721	$88,204,117	$23,024,337	$14,035,301	$7,174,973	$8,010,002
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$39,094,477	$44,714,414	$271,821,062	$35,701,426	$135,892,637	$80,497,999
Distributions reinvested	—	—	238,789	150,495	—	46,571
Value of shares redeemed	(60,862,273)	(53,274,504)	(266,884,414)	(34,703,445)	(140,335,163)	(94,776,972)
Service Class
Proceeds from shares issued	13,580,095	5,820,039	1,513,602	327,267	4,008,033	4,988,435
Distributions reinvested	—	—	27,918	31,903	—	—
Value of shares redeemed	(15,330,770)	(6,093,288)	(960,365)	(432,919)	(4,496,570)	(4,569,448)
Change in net assets resulting from capital transactions	$(23,518,471)	$(8,833,339)	$5,756,592	$1,074,727	$(4,931,063)	$(13,813,415)
SHARE TRANSACTIONS:
Investor Class
Issued	990,846	1,637,548	1,911,702	295,209	1,411,090	970,275
Reinvested	—	—	1,771	1,381	—	563
Redeemed	(1,536,241)	(1,996,088)	(1,881,646)	(286,364)	(1,424,568)	(1,133,913)
Service Class
Issued	559,350	319,329	12,756	3,699	48,220	68,049
Reinvested	—	—	265	370	—	—
Redeemed	(612,431)	(337,545)	(8,245)	(4,866)	(53,644)	(61,781)
Change in shares	(598,476)	(376,756)	36,603	9,429	(18,902)	(156,807)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

	Materials UltraSector ProFund		Mid-Cap Growth ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$43,371	$34,620	$(45,921)	$(41,386)
Net realized gains (losses) on investments	643,499	327,262	1,102,197	(445,615)
Change in net unrealized appreciation/depreciation on investments	(354,556)	167,008	(830,342)	1,380,273
Change in net assets resulting from operations	332,314	528,890	225,934	893,272
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(45,189)	—	—	(85,347)
Service Class	(344)	—	—	(20,558)
Change in net assets resulting from distributions	(45,533)	—	—	(105,905)
Change in net assets resulting from capital transactions	(4,411,175)	3,805,113	(23,508,025)	24,914,003
Change in net assets	(4,124,394)	4,334,003	(23,282,091)	25,701,370
NET ASSETS:
Beginning of period	9,496,210	5,162,207	28,930,875	3,229,505
End of period	$5,371,816	$9,496,210	$5,648,784	$28,930,875
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$20,510,930	$30,276,914	$47,512,087	$45,868,660
Distributions reinvested	43,476	—	—	83,860
Value of shares redeemed	(24,399,651)	(26,820,172)	(71,110,777)	(21,048,163)
Service Class
Proceeds from shares issued	2,809,663	3,728,009	598,272	48,823
Distributions reinvested	344	—	—	20,558
Value of shares redeemed	(3,375,937)	(3,379,638)	(507,607)	(59,735)
Change in net assets resulting from capital transactions	$(4,411,175)	$3,805,113	$(23,508,025)	$24,914,003
SHARE TRANSACTIONS:
Investor Class
Issued	185,584	302,095	464,997	519,415
Reinvested	402	—	—	1,037
Redeemed	(221,669)	(274,517)	(726,622)	(243,830)
Service Class
Issued	30,114	42,953	7,836	768
Reinvested	4	—	—	343
Redeemed	(36,535)	(39,085)	(6,765)	(967)
Change in shares	(42,100)	31,446	(260,554)	276,766

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$52,436	$8,955	$(3,380)	$(3,303)	$1,914,666	$1,245,650
Net realized gains (losses) on investments	397,317	(1,301,955)	253,711	644,259	9,587,573	12,751,441
Change in net unrealized appreciation/depreciation on investments	624,958	277,519	(107,762)	(1,178,205)	13,881,391	2,784,929
Change in net assets resulting from operations	1,074,711	(1,015,481)	142,569	(537,249)	25,383,630	16,782,020
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(177)	—	—	—	—	—
Change in net assets resulting from distributions	(177)	—	—	—	—	—
Change in net assets resulting from capital transactions	5,087,602	1,471,388	1,507,799	(18,924,746)	(22,846,093)	61,497,727
Change in net assets	6,162,136	455,907	1,650,368	(19,461,995)	2,537,537	78,279,747
NET ASSETS:
Beginning of period	4,356,196	3,900,289	2,898,287	22,360,282	133,625,733	55,345,986
End of period	$10,518,332	$4,356,196	$4,548,655	$2,898,287	$136,163,270	$133,625,733
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$25,597,528	$36,353,220	$7,385,684	$45,206,960	$1,519,611,327	$2,576,146,235
Distributions reinvested	175	—	—	—	—	—
Value of shares redeemed	(24,438,029)	(35,056,358)	(5,800,971)	(64,051,384)	(1,542,705,547)	(2,514,192,471)
Service Class
Proceeds from shares issued	35,656,529	27,742,194	298,921	2,819,408	50,384,974	73,043,465
Value of shares redeemed	(31,728,601)	(27,567,668)	(375,835)	(2,899,730)	(50,136,847)	(73,499,502)
Change in net assets resulting from capital transactions	$5,087,602	$1,471,388	$1,507,799	$(18,924,746)	$(22,846,093)	$61,497,727
SHARE TRANSACTIONS:
Investor Class
Issued	230,247	355,582	70,139	474,078	10,451,370	23,487,808
Reinvested	2	—	—	—	—	—
Redeemed	(216,092)	(353,645)	(56,985)	(684,310)	(10,609,101)	(22,996,111)
Service Class
Issued	397,908	344,814	4,317	37,858	462,245	901,335
Redeemed	(358,323)	(345,637)	(5,286)	(39,012)	(458,160)	(904,033)
Change in shares	53,742	1,114	12,185	(211,386)	(153,646)	488,999

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

	Oil & Gas Equipment & Services UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$39,959	$(12,468)	$24,177	$25,894
Net realized gains (losses) on investments	(177,750)	8,217,119	(214,181)	(1,124,404)
Change in net unrealized appreciation/depreciation on investments	(470,481)	1,282,902	(66,889)	80,962
Change in net assets resulting from operations	(608,272)	9,487,553	(256,893)	(1,017,548)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(14,006)	—
Change in net assets resulting from distributions	—	—	(14,006)	—
Change in net assets resulting from capital transactions	(2,747,086)	(5,824,075)	(633,771)	811,535
Change in net assets	(3,355,358)	3,663,478	(904,670)	(206,013)
NET ASSETS:
Beginning of period	17,930,302	14,266,824	3,910,875	4,116,888
End of period	$14,574,944	$17,930,302	$3,006,205	$3,910,875
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$72,229,101	$85,095,944	$14,384,789	$23,227,458
Distributions reinvested	—	—	13,775	—
Value of shares redeemed	(72,310,947)	(89,791,232)	(14,820,908)	(22,618,856)
Service Class
Proceeds from shares issued	27,246,109	31,825,801	7,113,188	4,269,354
Value of shares redeemed	(29,911,349)	(32,954,588)	(7,324,615)	(4,066,421)
Change in net assets resulting from capital transactions	$(2,747,086)	$(5,824,075)	$(633,771)	$811,535
SHARE TRANSACTIONS:
Investor Class
Issued	653,551	924,619	596,747	873,238
Reinvested	—	—	555	—
Redeemed	(655,835)	(974,639)	(616,590)	(878,398)
Service Class
Issued	279,481	406,886	356,305	199,269
Redeemed	(308,278)	(395,507)	(365,613)	(190,758)
Change in shares	(31,081)	(38,641)	(28,596)	3,351

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Rising Rates Opportunity ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$236,901	$230,491	$68,036	$8,043	$545,424	$482,853
Net realized gains (losses) on investments	1,458,721	2,340,816	(24,920)	(74,672)	(875,171)	6,274,162
Change in net unrealized appreciation/depreciation on investments	4,422,279	1,067,248	358,384	(1,351,434)	(422,094)	725,454
Change in net assets resulting from operations	6,117,901	3,638,555	401,500	(1,418,063)	(751,841)	7,482,469
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(297,411)	(654)	(79,688)	(193,738)	(515,586)	—
Service Class	(7,693)	—	(2,941)	(9,906)	—	—
Change in net assets resulting from distributions	(305,104)	(654)	(82,629)	(203,644)	(515,586)	—
Change in net assets resulting from capital transactions	(3,529,155)	3,373,886	166,918	(790,800)	(2,568,976)	(40,664,372)
Change in net assets	2,283,642	7,011,787	485,789	(2,412,507)	(3,836,403)	(33,181,903)
NET ASSETS:
Beginning of period	26,747,749	19,735,962	4,914,654	7,327,161	12,865,081	46,046,984
End of period	$29,031,391	$26,747,749	$5,400,443	$4,914,654	$9,028,678	$12,865,081
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$162,759,440	$183,608,886	$19,424,416	$17,448,506	$157,147,437	$189,120,426
Distributions reinvested	290,474	647	76,164	183,427	502,557	—
Value of shares redeemed	(167,351,022)	(179,856,354)	(19,342,309)	(18,265,142)	(158,810,378)	(229,906,215)
Service Class
Proceeds from shares issued	10,685,878	9,186,016	5,439,679	1,177,207	40,893,469	19,337,759
Distributions reinvested	7,692	—	2,941	9,906	—	—
Value of shares redeemed	(9,921,617)	(9,565,309)	(5,433,973)	(1,344,704)	(42,302,061)	(19,216,342)
Change in net assets resulting from capital transactions	$(3,529,155)	$3,373,886	$166,918	$(790,800)	$(2,568,976)	$(40,664,372)
SHARE TRANSACTIONS:
Investor Class
Issued	3,830,798	4,171,036	508,624	436,394	3,660,609	5,181,734
Reinvested	6,488	14	1,942	4,934	13,553	—
Redeemed	(3,917,312)	(4,084,196)	(510,436)	(456,026)	(3,744,022)	(6,319,587)
Service Class
Issued	293,242	235,514	162,185	31,073	1,119,715	597,764
Reinvested	206	—	77	287	—	—
Redeemed	(272,269)	(245,827)	(161,409)	(34,999)	(1,163,045)	(593,090)
Change in shares	(58,847)	76,541	983	(18,337)	(113,190)	(1,133,179)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

	Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$73,333	$87,207	$321,820	$390,593
Net realized gains (losses) on investments	53,571	93,083	413,744	(1,865,719)
Change in net unrealized appreciation/depreciation on investments	(53,972)	149,840	(168,040)	684,217
Change in net assets resulting from operations	72,932	330,130	567,524	(790,909)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(77,619)	—	(420,636)	(605,829)
Service Class	(4,774)	—	(2,359)	(2,557)
Change in net assets resulting from distributions	(82,393)	—	(422,995)	(608,386)
Change in net assets resulting from capital transactions	(586,045)	(1,462,136)	502,059	(36,282,913)
Change in net assets	(595,506)	(1,132,006)	646,588	(37,682,208)
NET ASSETS:
Beginning of period	2,562,588	3,694,594	9,194,668	46,876,876
End of period	$1,967,082	$2,562,588	$9,841,256	$9,194,668
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$7,579,723	$22,202,362	$44,617,839	$33,062,418
Distributions reinvested	77,240	—	411,698	601,997
Value of shares redeemed	(7,855,709)	(23,333,719)	(44,478,693)	(69,871,693)
Service Class
Proceeds from shares issued	1,366,860	1,021,285	1,232,697	3,111,743
Distributions reinvested	4,774	—	1,956	2,519
Value of shares redeemed	(1,758,933)	(1,352,064)	(1,283,438)	(3,189,897)
Change in net assets resulting from capital transactions	$(586,045)	$(1,462,136)	$502,059	$(36,282,913)
SHARE TRANSACTIONS:
Investor Class
Issued	489,595	1,507,923	1,459,375	1,063,636
Reinvested	5,368	—	14,285	20,297
Redeemed	(506,413)	(1,592,351)	(1,456,874)	(2,302,444)
Service Class
Issued	96,688	78,232	47,581	115,941
Reinvested	358	—	79	99
Redeemed	(125,530)	(101,980)	(49,548)	(119,091)
Change in shares	(39,934)	(108,176)	14,898	(1,221,562)

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Semiconductor UltraSector ProFund		Short Energy ProFund		Short Nasdaq-100 ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$249,970	$289,642	$21,371	$33,223	$200,800	$314,995
Net realized gains (losses) on investments	122,373,293	28,154,950	(52,978)	(270,933)	176,557	(5,099,838)
Change in net unrealized appreciation/depreciation on investments	63,396,040	24,154,994	322	179,605	83,668	2,166,440
Change in net assets resulting from operations	186,019,303	52,599,586	(31,285)	(58,105)	461,025	(2,618,403)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(30,431)	—	(149,475)	—
Service Class	—	—	(918)	—	(8,916)	—
Change in net assets resulting from distributions	—	—	(31,349)	—	(158,391)	—
Change in net assets resulting from capital transactions	75,214,506	13,001,321	(73,371)	(1,452,178)	(1,474,400)	(74,282,980)
Change in net assets	261,233,809	65,600,907	(136,005)	(1,510,283)	(1,171,766)	(76,901,383)
NET ASSETS:
Beginning of period	134,167,304	68,566,397	636,864	2,147,147	3,136,127	80,037,510
End of period	$395,401,113	$134,167,304	$500,859	$636,864	$1,964,361	$3,136,127
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$786,768,751	$269,719,560	$13,392,384	$31,792,424	$431,590,545	$1,304,698,470
Distributions reinvested	—	—	26,685	—	148,574	—
Value of shares redeemed	(714,249,961)	(256,485,675)	(13,512,123)	(33,243,121)	(433,273,342)	(1,378,822,752)
Service Class
Proceeds from shares issued	40,220,711	8,581,630	1,640,256	1,179,424	1,246,226	6,510,218
Distributions reinvested	—	—	918	—	8,916	—
Value of shares redeemed	(37,524,995)	(8,814,194)	(1,621,491)	(1,180,905)	(1,195,319)	(6,668,916)
Change in net assets resulting from capital transactions	$75,214,506	$13,001,321	$(73,371)	$(1,452,178)	$(1,474,400)	$(74,282,980)
SHARE TRANSACTIONS:
Investor Class
Issued	3,393,692	2,687,451	913,813	1,992,146	7,608,010	16,702,331	(a)
Reinvested	—	—	1,778	—	2,745	—
Redeemed	(3,083,113)	(2,583,300)	(922,951)	(2,071,168)	(7,622,973)	(17,729,973	)(a)
Service Class
Issued	230,982	117,274	123,220	80,808	25,828	94,912	(a)
Reinvested	—	—	67	—	189	—
Redeemed	(218,799)	(122,508)	(122,071)	(81,448)	(24,999)	(97,011	)(a)
Change in shares	322,762	98,917	(6,144)	(79,662)	(11,200)	(1,029,741)

(a)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

	Short Precious Metals ProFund		Short Real Estate ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$139,088	$97,759	$71,334	$41,721
Net realized gains (losses) on investments	(497,791)	(1,218,536)	(198,868)	(116,640)
Change in net unrealized appreciation/depreciation on investments	159,956	183,268	(45,400)	138,411
Change in net assets resulting from operations	(198,747)	(937,509)	(172,934)	63,492
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(100,288)	—	(55,021)	—
Service Class	(2,108)	—	(1,514)	—
Change in net assets resulting from distributions	(102,396)	—	(56,535)	—
Change in net assets resulting from capital transactions	(1,544,662)	2,103,568	(540,457)	(23,671)
Change in net assets	(1,845,805)	1,166,059	(769,926)	39,821
NET ASSETS:
Beginning of period	3,254,985	2,088,926	1,929,002	1,889,181
End of period	$1,409,180	$3,254,985	$1,159,076	$1,929,002
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$62,455,790	$104,413,738	$17,980,136	$22,506,456
Distributions reinvested	54,168	—	54,938	—
Value of shares redeemed	(64,051,588)	(102,323,769)	(18,468,870)	(22,632,591)
Service Class
Proceeds from shares issued	1,463,567	927,020	982,000	371,780
Distributions reinvested	2,108	—	1,514	—
Value of shares redeemed	(1,468,707)	(913,421)	(1,090,175)	(269,316)
Change in net assets resulting from capital transactions	$(1,544,662)	$2,103,568	$(540,457)	$(23,671)
SHARE TRANSACTIONS:
Investor Class
Issued	5,057,436	6,741,464	1,908,836	2,426,080
Reinvested	4,594	—	6,595	—
Redeemed	(5,147,199)	(6,629,693)	(1,976,057)	(2,458,798)
Service Class
Issued	117,143	63,157	124,335	46,344
Reinvested	184	—	211	—
Redeemed	(117,882)	(62,713)	(137,931)	(34,086)
Change in shares	(85,724)	112,215	(74,011)	(20,460)

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Small-Cap ProFund			Small-Cap Growth ProFund		Small-Cap ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023		Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$240,567	$127,758		$(28,527)	$(27,806)	$60,039	$21,501
Net realized gains (losses) on investments	(2,264,400)	55,114		652,119	604,404	685,747	42,768
Change in net unrealized appreciation/depreciation on investments	37,927	5,267		99,141	(422,942)	309,801	117,373
Change in net assets resulting from operations	(1,985,906)	188,139		722,733	153,656	1,055,587	181,642
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(198,606)	—		(29,959)	(132,621)	—	—
Service Class	(7,648)	—		(5,307)	(20,965)	—	—
Change in net assets resulting from distributions	(206,254)	—		(35,266)	(153,586)	—	—
Change in net assets resulting from capital transactions	1,065,934	12,419		1,781,474	(6,519,187)	(1,747,821)	2,590,205
Change in net assets	(1,126,226)	200,558		2,468,941	(6,519,117)	(692,234)	2,771,847
NET ASSETS:
Beginning of period	1,774,443	1,573,885		4,302,384	10,821,501	5,718,695	2,946,848
End of period	$648,217	$1,774,443		$6,771,325	$4,302,384	$5,026,461	$5,718,695
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$315,394,451	$116,826,162		$10,884,120	$10,808,628	$197,869,923	$166,422,618
Distributions reinvested	198,338	—		29,845	130,088	—	—
Value of shares redeemed	(314,528,735)	(116,699,787)		(9,547,680)	(16,794,406)	(199,996,477)	(163,848,115)
Service Class
Proceeds from shares issued	721,182	170,451		1,130,782	35,505	772,112	38,684
Distributions reinvested	7,648	—		5,307	20,965	—	—
Value of shares redeemed	(726,950)	(284,407)		(720,900)	(719,967)	(393,379)	(22,982)
Change in net assets resulting from capital transactions	$1,065,934	$12,419		$1,781,474	$(6,519,187)	$(1,747,821)	$2,590,205
SHARE TRANSACTIONS:
Investor Class
Issued	9,872,026	3,078,988	(a)	101,943	112,995	1,981,267	1,756,604
Reinvested	6,861	—		293	1,438	—	—
Redeemed	(9,905,757)	(3,067,009	)(a)	(90,439)	(170,228)	(1,996,357)	(1,731,520)
Service Class
Issued	24,654	4,711	(a)	14,238	483	8,807	477
Reinvested	286	—		69	304	—	—
Redeemed	(25,184)	(7,901	)(a)	(9,231)	(10,027)	(4,737)	(308)
Change in shares	(27,114)	8,789		16,873	(65,035)	(11,020)	25,253

(a)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

	Small-Cap Value ProFund		Technology UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,395	$(31,388)	$174,245	$12,235
Net realized gains (losses) on investments	(878,095)	656,989	20,963,393	16,565,988
Change in net unrealized appreciation/depreciation on investments	366,221	(1,361,604)	338,776	(2,070,478)
Change in net assets resulting from operations	(504,479)	(736,003)	21,476,414	14,507,745
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(192,356)	(319,590)	—
Service Class	—	(12,798)	(26,930)	—
Change in net assets resulting from distributions	—	(205,154)	(346,520)	—
Change in net assets resulting from capital transactions	49,444,160	(5,005,457)	(10,078,021)	17,657,512
Change in net assets	48,939,681	(5,946,614)	11,051,873	32,165,257
NET ASSETS:
Beginning of period	3,285,006	9,231,620	79,745,723	47,580,466
End of period	$52,224,687	$3,285,006	$90,797,596	$79,745,723
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$107,822,405	$38,535,477	$139,691,194	$84,883,260
Distributions reinvested	—	183,015	316,303	—
Value of shares redeemed	(58,608,027)	(43,500,739)	(147,469,641)	(67,016,903)
Service Class
Proceeds from shares issued	1,186,971	2,320,501	41,900,554	52,896,660
Distributions reinvested	—	12,798	26,929	—
Value of shares redeemed	(957,189)	(2,556,509)	(44,543,360)	(53,105,505)
Change in net assets resulting from capital transactions	$49,444,160	$(5,005,457)	$(10,078,021)	$17,657,512
SHARE TRANSACTIONS:
Investor Class
Issued	1,017,833	389,608	1,073,941	937,089
Reinvested	—	1,991	2,523	—
Redeemed	(581,046)	(448,627)	(1,145,518)	(782,096)
Service Class
Issued	14,423	29,770	403,759	798,404
Reinvested	—	175	274	—
Redeemed	(11,583)	(33,371)	(418,175)	(793,064)
Change in shares	439,627	(60,454)	(83,196)	160,333

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund		UltraChina ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$324,117	$343,854	$1,229,230	$647,314	$164,791	$(128,661)
Net realized gains (losses) on investments	(2,574,371)	(3,886,511)	26,382,999	5,751,145	(7,346,495)	(5,365,634)
Change in net unrealized appreciation/depreciation on investments	122,461	340,429	13,183,329	6,920,899	(3,633,599)	5,743,696
Change in net assets resulting from operations	(2,127,793)	(3,202,228)	40,795,558	13,319,358	(10,815,303)	249,401
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(411,236)	—	(960,834)	(8,950,394)	(870,345)	—
Service Class	(5,504)	—	(2,188)	(218,038)	(16,214)	—
Change in net assets resulting from distributions	(416,740)	—	(963,022)	(9,168,432)	(886,559)	—
Change in net assets resulting from capital transactions	(774,161)	1,478,339	(12,607,413)	10,165,865	3,834,181	8,947,011
Change in net assets	(3,318,694)	(1,723,889)	27,225,123	14,316,791	(7,867,681)	9,196,412
NET ASSETS:
Beginning of period	9,476,378	11,200,267	118,066,530	103,749,739	25,335,925	16,139,513
End of period	$6,157,684	$9,476,378	$145,291,653	$118,066,530	$17,468,244	$25,335,925
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$193,827,826	$243,142,863	$629,114,287	$407,848,658	$140,324,457	$136,341,718
Distributions reinvested	400,742	—	936,063	8,675,427	854,732	—
Value of shares redeemed	(195,098,772)	(241,579,278)	(640,193,413)	(407,894,452)	(136,972,330)	(128,805,443)
Service Class
Proceeds from shares issued	1,169,545	10,550,856	37,080,304	7,997,365	6,088,833	16,491,379
Distributions reinvested	5,503	—	2,188	218,038	16,214	—
Value of shares redeemed	(1,079,005)	(10,636,102)	(39,546,842)	(6,679,171)	(6,477,725)	(15,080,643)
Change in net assets resulting from capital transactions	$(774,161)	$1,478,339	$(12,607,413)	$10,165,865	$3,834,181	$8,947,011
SHARE TRANSACTIONS:
Investor Class
Issued	13,517,514	11,742,269	6,454,445	5,167,401	5,981,884	4,651,574	(a)
Reinvested	30,746	—	7,337	128,007	33,757	—
Redeemed	(13,597,283)	(11,702,119)	(6,553,080)	(5,211,542)	(5,815,368)	(4,423,833	)(a)
Service Class
Issued	91,245	523,258	496,469	131,892	304,409	649,371	(a)
Reinvested	487	—	23	4,293	739	—
Redeemed	(85,125)	(522,233)	(525,416)	(111,851)	(322,138)	(636,516	)(a)
Change in shares	(42,416)	41,175	(120,222)	108,200	183,283	240,596

(a)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

	UltraDow 30 ProFund		UltraEmerging Markets ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$380,209	$272,041	$115,734	$139,472
Net realized gains (losses) on investments	4,692,310	1,716,512	494,172	939,712
Change in net unrealized appreciation/depreciation on investments	3,232,079	1,845,405	(600,774)	1,190,486
Change in net assets resulting from operations	8,304,598	3,833,958	9,132	2,269,670
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(327,266)	—	(125,967)	(103,933)
Service Class	(5,006)	—	(940)	—
Change in net assets resulting from distributions	(332,272)	—	(126,907)	(103,933)
Change in net assets resulting from capital transactions	309,904	(5,524,811)	(703,458)	396,613
Change in net assets	8,282,230	(1,690,853)	(821,233)	2,562,350
NET ASSETS:
Beginning of period	31,122,601	32,813,454	8,322,711	5,760,361
End of period	$39,404,831	$31,122,601	$7,501,478	$8,322,711
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$64,377,518	$56,541,569	$33,122,155	$44,207,261
Distributions reinvested	324,041	—	120,901	102,872
Value of shares redeemed	(64,601,720)	(62,363,297)	(33,936,205)	(43,903,544)
Service Class
Proceeds from shares issued	4,656,640	4,377,590	3,787,729	3,634,529
Distributions reinvested	5,006	—	940	—
Value of shares redeemed	(4,451,581)	(4,080,673)	(3,798,978)	(3,644,505)
Change in net assets resulting from capital transactions	$309,904	$(5,524,811)	$(703,458)	$396,613
SHARE TRANSACTIONS:
Investor Class
Issued	994,424	1,052,986	748,405	1,081,318
Reinvested	4,837	—	2,687	2,700
Redeemed	(994,996)	(1,149,345)	(765,073)	(1,051,565)
Service Class
Issued	86,332	95,151	90,283	102,627
Reinvested	90	—	23	—
Redeemed	(82,413)	(88,997)	(91,279)	(102,330)
Change in shares	8,274	(90,205)	(14,954)	32,750

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund		UltraLatin America ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$140,432	$102,156	$800,247	$324,491	$472,260	$782,716
Net realized gains (losses) on investments	(147,641)	959,323	7,404,211	4,924,096	(302,548)	2,027,518
Change in net unrealized appreciation/depreciation on investments	46,128	(30,733)	(1,640,158)	1,128,552	(1,784,523)	1,060,013
Change in net assets resulting from operations	38,919	1,030,746	6,564,300	6,377,139	(1,614,811)	3,870,247
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(1,570,191)	—	(523,218)	(917,134)
Service Class	—	—	(37,779)	—	(19,315)	(8,866)
Change in net assets resulting from distributions	—	—	(1,607,970)	—	(542,533)	(926,000)
Change in net assets resulting from capital transactions	(1,698,496)	2,038,838	(2,508,745)	2,644,136	(2,132,770)	(1,056,632)
Change in net assets	(1,659,577)	3,069,584	2,447,585	9,021,275	(4,290,114)	1,887,615
NET ASSETS:
Beginning of period	5,415,972	2,346,388	21,885,609	12,864,334	11,578,391	9,690,776
End of period	$3,756,395	$5,415,972	$24,333,194	$21,885,609	$7,288,277	$11,578,391
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$41,080,047	$29,059,468	$56,904,785	$29,507,261	$34,410,923	$36,726,365
Distributions reinvested	—	—	1,565,081	—	521,160	896,181
Value of shares redeemed	(42,595,625)	(27,185,764)	(60,422,186)	(27,383,027)	(37,112,497)	(38,633,563)
Service Class
Proceeds from shares issued	3,510,253	5,507,974	10,013,787	6,411,726	7,847,651	6,491,236
Distributions reinvested	—	—	34,460	—	19,315	8,866
Value of shares redeemed	(3,693,171)	(5,342,840)	(10,604,672)	(5,891,824)	(7,819,322)	(6,545,717)
Change in net assets resulting from capital transactions	$(1,698,496)	$2,038,838	$(2,508,745)	$2,644,136	$(2,132,770)	$(1,056,632)
SHARE TRANSACTIONS:
Investor Class
Issued	2,243,179	1,905,217	1,172,739	918,241	2,021,773	2,401,000
Reinvested	—	—	27,666	—	25,435	64,473
Redeemed	(2,348,572)	(1,768,751)	(1,261,810)	(847,372)	(2,144,711)	(2,520,298)
Service Class
Issued	230,428	418,597	265,615	250,476	470,812	422,535
Reinvested	—	—	780	—	972	653
Redeemed	(242,668)	(405,203)	(282,999)	(234,613)	(473,799)	(424,251)
Change in shares	(117,633)	149,860	(78,009)	86,732	(99,518)	(55,888)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

	UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$344,834	$185,732	$5,028,200	$1,924,271
Net realized gains (losses) on investments	5,328,292	2,948,832	164,916,370	143,168,580
Change in net unrealized appreciation/depreciation on investments	870,468	553,113	131,342,455	19,623,480
Change in net assets resulting from operations	6,543,594	3,687,677	301,287,025	164,716,331
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(225,341)	—	(4,462,904)	(26,964,771)
Service Class	(22,007)	—	(918)	(667,988)
Change in net assets resulting from distributions	(247,348)	—	(4,463,822)	(27,632,759)
Change in net assets resulting from capital transactions	2,528,180	(9,365,326)	(127,424,766)	71,545,328
Change in net assets	8,824,426	(5,677,649)	169,398,437	208,628,900
NET ASSETS:
Beginning of period	38,941,708	44,619,357	792,293,993	583,665,093
End of period	$47,766,134	$38,941,708	$961,692,430	$792,293,993
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$64,966,982	$50,638,059	$2,963,932,070	$3,499,350,532
Distributions reinvested	220,734	—	4,292,378	22,723,389
Value of shares redeemed	(66,226,071)	(59,926,444)	(3,092,774,100)	(3,451,391,804)
Service Class
Proceeds from shares issued	40,244,808	1,997,913	60,583,371	20,330,563
Distributions reinvested	22,007	—	913	666,385
Value of shares redeemed	(36,700,280)	(2,074,854)	(63,459,398)	(20,133,737)
Change in net assets resulting from capital transactions	$2,528,180	$(9,365,326)	$(127,424,766)	$71,545,328
SHARE TRANSACTIONS:
Investor Class
Issued	1,105,656	1,015,649	37,451,268	70,651,970
Reinvested	3,757	—	39,221	588,082
Redeemed	(1,143,561)	(1,185,978)	(38,695,810)	(70,455,158)
Service Class
Issued	872,490	47,672	1,078,298	612,630
Reinvested	484	—	12	24,663
Redeemed	(805,937)	(49,868)	(1,148,995)	(612,184)
Change in shares	32,889	(172,525)	(1,276,006)	810,003

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund		UltraShort Emerging Markets ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$70,329	$57,847	$93,577	$63,957	$25,847	$27,964
Net realized gains (losses) on investments	258,450	(1,247,748)	(594,170)	(749,310)	(284,398)	(555,387)
Change in net unrealized appreciation/depreciation on investments	492,435	(614,664)	21,201	64,093	28,785	(45,964)
Change in net assets resulting from operations	821,214	(1,804,565)	(479,392)	(621,260)	(229,766)	(573,387)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(52,912)	—	(64,768)	—	(26,345)	—
Service Class	(681)	—	(1,475)	—	(669)	—
Change in net assets resulting from distributions	(53,593)	—	(66,243)	—	(27,014)	—
Change in net assets resulting from capital transactions	(2,853,965)	3,398,715	(541,075)	1,019,660	293,689	(379,571)
Change in net assets	(2,086,344)	1,594,150	(1,086,710)	398,400	36,909	(952,958)
NET ASSETS:
Beginning of period	3,073,541	1,479,391	3,045,238	2,646,838	324,951	1,277,909
End of period	$987,197	$3,073,541	$1,958,528	$3,045,238	$361,860	$324,951
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$61,460,009	$59,804,133	$23,763,745	$29,194,482	$24,658,134	$16,684,806
Distributions reinvested	52,520	—	60,719	—	26,048	—
Value of shares redeemed	(64,389,688)	(56,457,162)	(24,391,985)	(28,067,336)	(24,391,887)	(17,022,594)
Service Class
Proceeds from shares issued	1,048,565	1,039,016	1,109,682	1,048,860	47,179	857,465
Distributions reinvested	681	—	1,475	—	669	—
Value of shares redeemed	(1,026,052)	(987,272)	(1,084,711)	(1,156,346)	(46,454)	(899,248)
Change in net assets resulting from capital transactions	$(2,853,965)	$3,398,715	$(541,075)	$1,019,660	$293,689	$(379,571)
SHARE TRANSACTIONS:
Investor Class
Issued	9,012,696	6,797,523	1,516,475	1,493,741	1,198,481	588,527
Reinvested	8,219	—	3,979	—	1,381	—
Redeemed	(9,448,056)	(6,349,919)	(1,555,402)	(1,440,379)	(1,194,944)	(615,736)
Service Class
Issued	169,802	119,617	80,508	61,352	2,774	33,415
Reinvested	123	—	113	—	40	—
Redeemed	(167,466)	(119,869)	(79,991)	(67,194)	(2,716)	(33,858)
Change in shares	(424,682)	447,352	(34,318)	47,520	5,016	(27,652)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

	UltraShort International ProFund		UltraShort Japan ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$75,543	$65,865	$30,017	$11,272
Net realized gains (losses) on investments	(242,387)	(1,459,015)	(316,118)	(354,674)
Change in net unrealized appreciation/depreciation on investments	(20,616)	71,873	101,013	(2,803)
Change in net assets resulting from operations	(187,460)	(1,321,277)	(185,088)	(346,205)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(71,316)	—	(15,820)	—
Service Class	(110)	—	—	—
Change in net assets resulting from distributions	(71,426)	—	(15,820)	—
Change in net assets resulting from capital transactions	(213,999)	1,248,193	543,366	1,107,476
Change in net assets	(472,885)	(73,084)	342,458	761,271
NET ASSETS:
Beginning of period	2,573,280	2,646,364	961,685	200,414
End of period	$2,100,395	$2,573,280	$1,304,143	$961,685
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$24,833,477	$35,306,242	$19,851,002	$9,264,106
Distributions reinvested	71,219	—	15,809	—
Value of shares redeemed	(25,121,185)	(34,060,968)	(19,341,984)	(8,227,689)
Service Class
Proceeds from shares issued	446,485	61,909	2,872,697	747,671
Distributions reinvested	108	—	—	—
Value of shares redeemed	(444,103)	(58,990)	(2,854,158)	(676,612)
Change in net assets resulting from capital transactions	$(213,999)	$1,248,193	$543,366	$1,107,476
SHARE TRANSACTIONS:
Investor Class
Issued	1,309,788	1,311,956	3,644,204	1,017,725
Reinvested	3,819	—	2,432	—
Redeemed	(1,319,372)	(1,281,390)	(3,515,086)	(895,287)
Service Class
Issued	26,527	3,063	553,169	88,960
Reinvested	7	—	—	—
Redeemed	(26,538)	(3,062)	(553,170)	(88,960)
Change in shares	(5,769)	30,567	131,549	122,438

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund		UltraShort Mid-Cap ProFund			UltraShort Nasdaq-100 ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023		Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,509	$33,612	$32,193	$35,784		$591,389	$718,865
Net realized gains (losses) on investments	375,177	(1,092,792)	(209,755)	(307,267)		(7,312,006)	(33,776,998)
Change in net unrealized appreciation/depreciation on investments	55,616	22,091	30,035	30,367		522,443	5,379,633
Change in net assets resulting from operations	481,302	(1,037,089)	(147,527)	(241,116)		(6,198,174)	(27,678,500)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(47,078)	—	(34,612)	—		(783,254)	(6,401)
Service Class	—	—	(926)	—		(2,986)	—
Change in net assets resulting from distributions	(47,078)	—	(35,538)	—		(786,240)	(6,401)
Change in net assets resulting from capital transactions	(663,282)	957,891	(279,728)	(219,816)		364,512	(56,823,508)
Change in net assets	(229,058)	(79,198)	(462,793)	(460,932)		(6,619,902)	(84,508,409)
NET ASSETS:
Beginning of period	1,724,750	1,803,948	1,016,332	1,477,264		16,484,509	100,992,918
End of period	$1,495,692	$1,724,750	$553,539	$1,016,332		$9,864,607	$16,484,509
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$18,096,990	$25,570,307	$16,643,444	$22,094,905		$572,806,950	$1,630,429,401
Distributions reinvested	47,070	—	29,881	—		764,751	6,284
Value of shares redeemed	(18,886,705)	(24,610,387)	(16,935,862)	(22,314,717)		(573,212,324)	(1,687,197,089)
Service Class
Proceeds from shares issued	1,201,960	671,178	35	—		442,799	534,919
Distributions reinvested	—	—	926	—		2,986	—
Value of shares redeemed	(1,122,597)	(673,207)	(18,152)	(4)		(440,650)	(597,023)
Change in net assets resulting from capital transactions	$(663,282)	$957,891	$(279,728)	$(219,816)		$364,512	$(56,823,508)
SHARE TRANSACTIONS:
Investor Class
Issued	3,491,585	3,589,381	400,810	449,444	(a)	13,404,230	19,406,580	(c)
Reinvested	11,397	—	811	—		18,938	127
Redeemed	(3,599,467)	(3,439,459)	(408,492)	(453,242	)(a)	(13,450,691)	(20,344,113	)(c)
Service Class
Issued	273,352	107,103	1	—	(a)	10,548	7,442	(c)
Reinvested	—	—	29	—		79	—
Redeemed	(256,939)	(107,248)	(421)	—	(a)(b)	(10,614)	(8,174	)(c)
Change in shares	(80,072)	149,777	(7,262)	(3,798)		(27,510)	(938,138)

(a)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

(b)  Amount is less than 0.5 share.

(c)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

	UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$167,789	$161,525	$352,606	$248,883
Net realized gains (losses) on investments	(943,709)	(734,913)	9,924,674	(2,889,383)
Change in net unrealized appreciation/depreciation on investments	258,532	(115,625)	2,008,111	3,750,634
Change in net assets resulting from operations	(517,388)	(689,013)	12,285,391	1,110,134
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(168,696)	—	(374,677)	—
Service Class	(4,993)	—	(640)	—
Change in net assets resulting from distributions	(173,689)	—	(375,317)	—
Change in net assets resulting from capital transactions	(1,514,087)	1,465,644	(4,158,006)	(3,395,851)
Change in net assets	(2,205,164)	776,631	7,752,068	(2,285,717)
NET ASSETS:
Beginning of period	5,129,580	4,352,949	50,527,046	52,812,763
End of period	$2,924,416	$5,129,580	$58,279,114	$50,527,046
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$107,507,177	$166,543,096	$309,814,049	$561,298,460
Distributions reinvested	162,261	—	363,176	—
Value of shares redeemed	(109,204,075)	(165,081,179)	(314,693,966)	(564,625,967)
Service Class
Proceeds from shares issued	1,069,130	712,311	9,274,183	4,557,256
Distributions reinvested	4,986	—	640	—
Value of shares redeemed	(1,053,566)	(708,584)	(8,916,088)	(4,625,600)
Change in net assets resulting from capital transactions	$(1,514,087)	$1,465,644	$(4,158,006)	$(3,395,851)
SHARE TRANSACTIONS:
Investor Class
Issued	16,204,324	21,077,282	5,592,526	10,358,169
Reinvested	28,024	—	5,752	—
Redeemed	(16,417,577)	(20,826,551)	(5,605,017)	(10,424,395)
Service Class
Issued	180,593	97,622	203,146	99,673
Reinvested	950	—	13	—
Redeemed	(177,567)	(98,677)	(197,106)	(100,859)
Change in shares	(181,253)	249,676	(686)	(67,412)

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund		Utilities UltraSector ProFund
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$263,212	$163,660	$159,223	$110,423
Net realized gains (losses) on investments	(1,546,613)	(1,586,404)	(368,462)	(468,540)
Change in net unrealized appreciation/depreciation on investments	485,826	(378,073)	2,007,312	(1,600,132)
Change in net assets resulting from operations	(797,575)	(1,800,817)	1,798,073	(1,958,249)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(238,218)	(133,040)	(105,818)	(83,764)
Service Class	(24,982)	(17,780)	(436)	—
Change in net assets resulting from distributions	(263,200)	(150,820)	(106,254)	(83,764)
Change in net assets resulting from capital transactions	6,992,576	1,696,922	29,078,636	(4,703,607)
Change in net assets	5,931,801	(254,715)	30,770,455	(6,745,620)
NET ASSETS:
Beginning of period	8,596,356	8,851,071	6,841,564	13,587,184
End of period	$14,528,157	$8,596,356	$37,612,019	$6,841,564
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$340,631,406	$228,090,992	$73,265,823	$30,773,200
Distributions reinvested	236,084	131,903	105,043	83,548
Value of shares redeemed	(335,545,382)	(226,039,640)	(44,503,681)	(34,919,308)
Service Class
Proceeds from shares issued	30,640,862	19,514,518	6,801,102	4,145,217
Distributions reinvested	24,980	17,780	436	—
Value of shares redeemed	(28,995,374)	(20,018,631)	(6,590,087)	(4,786,264)
Change in net assets resulting from capital transactions	$6,992,576	$1,696,922	$29,078,636	$(4,703,607)
SHARE TRANSACTIONS:
Investor Class
Issued	9,574,475	5,258,999	1,241,667	490,062
Reinvested	6,653	3,267	1,948	1,270
Redeemed	(9,441,464)	(5,211,670)	(788,980)	(559,789)
Service Class
Issued	935,695	527,906	131,580	71,210
Reinvested	767	480	9	—
Redeemed	(884,170)	(537,881)	(127,953)	(82,485)
Change in shares	191,956	41,101	458,271	(79,732)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment Income	Return of Capital	Total Distributions
Access Flex Bear High Yield ProFund
Investor Class
Year Ended July 31, 2024	$31.10	0.69	(2.54)	(1.85)	—	—	—	—
Year Ended July 31, 2023	$31.71	0.44	(1.05)	(0.61)	—	—	—	—
Year Ended July 31, 2022	$29.93	(0.43)	2.21	1.78	—	—	—	—
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—
Service Class
Year Ended July 31, 2024	$26.19	0.43	(2.22)	(1.79)	—	—	—	—
Year Ended July 31, 2023	$26.94	0.16	(0.91)	(0.75)	—	—	—	—
Year Ended July 31, 2022	$25.68	(0.69)	1.95	1.26	—	—	—	—
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—
Access Flex High Yield ProFund
Investor Class
Year Ended July 31, 2024	$30.05	0.84	2.13	2.97	(0.84)	(1.74)	—	(2.58)
Year Ended July 31, 2023	$29.88	0.53	0.84	1.37	(0.53)	(0.67)	—	(1.20)
Year Ended July 31, 2022	$32.91	(0.25)	(2.65)	(2.90)	—	(0.13)	—	(0.13)
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)
Service Class
Year Ended July 31, 2024	$29.68	0.54	2.12	2.66	(0.54)	(1.42)	—	(1.96)
Year Ended July 31, 2023	$29.31	0.24	0.86	1.10	(0.24)	(0.49)	—	(0.73)
Year Ended July 31, 2022	$32.53	(0.56)	(2.61)	(3.17)	—	(0.05)	—	(0.05)
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(d)
Access Flex Bear High Yield ProFund
Investor Class
Year Ended July 31, 2024	$29.25	(5.95)%	3.80%	1.78%	2.24%	$375	—
Year Ended July 31, 2023	$31.10	(1.92)%	2.53%	1.78%	1.38%	$2,355	—
Year Ended July 31, 2022	$31.71	5.95%	3.15%	1.78%	(1.36)%	$2,189	—
Nine Months Ended July 31, 2021	$29.93	(9.80)%	9.92%	1.78%	(1.78)%	$445	—
Year Ended October 31, 2020	$33.20	(1.72)%	5.56%	1.78%	(1.56)%	$845	—
Year Ended October 31, 2019	$33.78	(10.75)%	5.99%	1.78%	(0.60)%	$807	—
Service Class
Year Ended July 31, 2024	$24.40	(6.91)%	4.80%	2.78%	1.24%	$18	—
Year Ended July 31, 2023	$26.19	(2.78)%	3.53%	2.78%	0.38%	$18	—
Year Ended July 31, 2022	$26.94	4.86%	4.15%	2.78%	(2.36)%	$28	—
Nine Months Ended July 31, 2021	$25.68	(10.45)%	10.92%	2.78%	(2.78)%	$11	—
Year Ended October 31, 2020	$28.71	(2.64)%	6.56%	2.78%	(2.56)%	$14	—
Year Ended October 31, 2019	$29.49	(11.70)%	6.99%	2.78%	(1.60)%	$33	—
Access Flex High Yield ProFund
Investor Class
Year Ended July 31, 2024	$30.44	10.52%	1.91%	1.78%	2.79%	$9,054	1,214%
Year Ended July 31, 2023	$30.05	4.86%	1.80%	1.78%	1.78%	$26,902	1,510%
Year Ended July 31, 2022	$29.88	(8.85)%	1.78%	1.78%	(0.81)%	$9,819	1,259%
Nine Months Ended July 31, 2021	$32.91	6.63%	1.97%	1.78%	(1.39)%	$13,252	944%
Year Ended October 31, 2020	$31.65	(4.05)%	2.07%	1.88%	(1.17)%	$17,557	1,534%
Year Ended October 31, 2019	$34.28	10.26%	1.90%	1.90%	0.19%	$19,823	1,362%
Service Class
Year Ended July 31, 2024	$30.38	9.42%	2.91%	2.78%	1.79%	$2,203	1,214%
Year Ended July 31, 2023	$29.68	3.85%	2.80%	2.78%	0.78%	$2,229	1,510%
Year Ended July 31, 2022	$29.31	(9.77)%	2.78%	2.78%	(1.81)%	$3,259	1,259%
Nine Months Ended July 31, 2021	$32.53	5.81%	2.97%	2.78%	(2.39)%	$3,527	944%
Year Ended October 31, 2020	$31.33	(4.98)%	3.07%	2.88%	(2.17)%	$2,806	1,534%
Year Ended October 31, 2019	$33.80	9.12%	2.90%	2.90%	(0.81)%	$4,820	1,362%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$41.90	0.83	16.72	17.55	(0.77)	(0.77)	$58.68
Year Ended July 31, 2023	$45.34	0.54	(3.86)	(3.32)	(0.12)	(0.12)	$41.90
Year Ended July 31, 2022	$56.72	0.08	(11.46)	(11.38)	—	—	$45.34
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—	—	$56.72
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)	(0.23)	$28.48
Service Class
Year Ended July 31, 2024	$37.76	0.44	14.95	15.39	(0.12)	(0.12)	$53.03
Year Ended July 31, 2023	$41.14	0.18	(3.56)	(3.38)	—	—	$37.76
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)	(10.85)	—	—	$41.14
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—	—	$51.99
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—	—	$26.38
Bear ProFund
Investor Class
Year Ended July 31, 2024	$14.61	0.47	(2.12)	(1.65)	(0.77)	(0.77)	$12.19
Year Ended July 31, 2023	$16.01	0.32	(1.72)	(1.40)	—	—	$14.61
Year Ended July 31, 2022	$16.01	(0.18)	0.18	— (d)	—	—	$16.01
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	(0.01)	$16.01
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	(0.07)	$22.67
Service Class
Year Ended July 31, 2024	$13.06	0.34	(1.94)	(1.60)	(0.54)	(0.54)	$10.92
Year Ended July 31, 2023	$14.42	0.17	(1.53)	(1.36)	—	—	$13.06
Year Ended July 31, 2022	$14.56	(0.33)	0.19	(0.14)	—	—	$14.42
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	$14.56
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	$20.82

			Ratios to Average Net Assets				Supplemental Data
	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2024	42.30%		1.89%	1.88%	1.93%		$11,464	163%
Year Ended July 31, 2023	(7.34)%		1.94%	1.94%	1.35%		$11,023	150%
Year Ended July 31, 2022	(20.05)%		1.71%	1.71%	0.13%		$7,788	73%
Year Ended July 31, 2021	99.16%		1.53%	1.53%	0.43%		$122,655	144%
Year Ended July 31, 2020	(43.26)%		1.72%	1.72%	1.00%		$7,348	260%
Service Class
Year Ended July 31, 2024	40.84%		2.89%	2.88%	0.93%		$701	163%
Year Ended July 31, 2023	(8.24)%		2.94%	2.94%	0.35%		$570	150%
Year Ended July 31, 2022	(20.85)%		2.71%	2.71%	(0.87)%		$452	73%
Year Ended July 31, 2021	97.08%		2.53%	2.53%	(0.57)%		$925	144%
Year Ended July 31, 2020	(43.34)%		2.72%	2.72%	—	%(c)	$300	260%
Bear ProFund
Investor Class
Year Ended July 31, 2024	(11.81)%		2.19%	1.86%	3.44%		$4,625	—
Year Ended July 31, 2023	(8.74)%		1.86%	1.86%	1.95%		$6,178	—
Year Ended July 31, 2022	—	%(c)	1.64%	1.64%	(1.13)%		$12,126	—
Year Ended July 31, 2021	(29.33)%		1.74%	1.74%	(1.73)%		$9,799	—
Year Ended July 31, 2020	(19.87)%		1.86%	1.86%	(0.95)%		$15,698	—
Service Class
Year Ended July 31, 2024	(12.69)%		3.19%	2.86%	2.44%		$456	—
Year Ended July 31, 2023	(9.43)%		2.86%	2.86%	0.95%		$580	—
Year Ended July 31, 2022	(0.96)%		2.64%	2.64%	(2.13)%		$564	—
Year Ended July 31, 2021	(30.07)%		2.74%	2.74%	(2.73)%		$789	—
Year Ended July 31, 2020	(20.63)%		2.86%	2.86%	(1.95)%		$677	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than 0.005%.

(d)  Amount is less than $0.005.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$62.67	0.15	10.57	10.72	—	(4.13)	(4.13)
Year Ended July 31, 2023	$56.74	0.07	5.86	5.93	—	—	—
Year Ended July 31, 2022	$85.26	(0.24)	(15.49)	(15.73)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)
Service Class
Year Ended July 31, 2024	$41.36	(0.23)	6.49	6.26	—	(4.13)	(4.13)
Year Ended July 31, 2023	$37.83	(0.32)	3.85	3.53	—	—	—
Year Ended July 31, 2022	$61.86	(0.71)	(10.53)	(11.24)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)
Bull ProFund
Investor Class
Year Ended July 31, 2024	$58.06	0.60	10.99	11.59	(0.57)	(0.40)	(0.97)
Year Ended July 31, 2023	$52.89	0.39	5.26	5.65	—	(0.48)	(0.48)
Year Ended July 31, 2022	$61.91	(0.27)	(3.27)	(3.54)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)
Year Ended July 31, 2020(d)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)
Service Class
Year Ended July 31, 2024	$44.56	0.13	8.25	8.38	(0.25)	(0.40)	(0.65)
Year Ended July 31, 2023	$41.09	(0.01)	3.96	3.95	—	(0.48)	(0.48)
Year Ended July 31, 2022	$49.77	(0.72)	(2.48)	(3.20)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)
Year Ended July 31, 2020(d)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$69.26	18.79	%(c)	1.53%	1.52%	0.25%	$106,026	196%
Year Ended July 31, 2023	$62.67	10.43%		1.54%	1.54%	0.11%	$114,581	91%
Year Ended July 31, 2022	$56.74	(20.96)%		1.49%	1.49%	(0.37)%	$119,791	28%
Year Ended July 31, 2021	$85.26	32.02%		1.55%	1.55%	(0.37)%	$168,280	62%
Year Ended July 31, 2020	$72.23	43.62%		1.61%	1.61%	(0.10)%	$188,065	52%
Service Class
Year Ended July 31, 2024	$43.49	17.61	%(c)	2.53%	2.52%	(0.75)%	$2,788	196%
Year Ended July 31, 2023	$41.36	9.30%		2.54%	2.54%	(0.89)%	$2,985	91%
Year Ended July 31, 2022	$37.83	(21.75)%		2.49%	2.49%	(1.37)%	$3,734	28%
Year Ended July 31, 2021	$61.86	30.74%		2.54%	2.54%	(1.36)%	$5,358	62%
Year Ended July 31, 2020	$55.00	42.20%		2.60%	2.60%	(1.09)%	$5,999	52%
Bull ProFund
Investor Class
Year Ended July 31, 2024	$68.68	19.97%		1.53%	1.53%	1.02%	$44,497	113%
Year Ended July 31, 2023	$58.06	10.86%		1.58%	1.58%	0.80%	$41,714	112%
Year Ended July 31, 2022	$52.89	(6.39)%		1.50%	1.50%	(0.49)%	$33,168	58%
Year Ended July 31, 2021	$61.91	34.03%		1.55%	1.55%	(0.45)%	$56,064	15%
Year Ended July 31, 2020(d)	$48.91	9.68%		1.63%	1.63%	(0.01)%	$72,210	84%
Service Class
Year Ended July 31, 2024	$52.29	18.80%		2.53%	2.53%	0.02%	$6,734	113%
Year Ended July 31, 2023	$44.56	9.81%		2.58%	2.58%	(0.20)%	$11,462	112%
Year Ended July 31, 2022	$41.09	(7.32)%		2.50%	2.50%	(1.49)%	$10,669	58%
Year Ended July 31, 2021	$49.77	32.73%		2.55%	2.55%	(1.45)%	$7,148	15%
Year Ended July 31, 2020(d)	$40.09	8.57%		2.63%	2.63%	(1.01)%	$5,327	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.

(d)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$119.32	0.38	39.84	40.22	—	—		—
Year Ended July 31, 2023	$93.36	(0.03)	25.99	25.96	—	—		—
Year Ended July 31, 2022	$172.73	(1.45)	(76.75)	(78.20)	—	(1.17	)(c)	(1.17)
Year Ended July 31, 2021	$104.67	(1.61)	69.67	68.06	—	—		—
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—		(2.88)
Service Class
Year Ended July 31, 2024	$95.00	(0.62)	31.39	30.77	—	—		—
Year Ended July 31, 2023	$75.03	(0.79)	20.76	19.97	—	—		—
Year Ended July 31, 2022	$140.52	(2.58)	(61.74)	(64.32)	—	(1.17	)(c)	(1.17)
Year Ended July 31, 2021	$85.98	(2.72)	57.26	54.54	—	—		—
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—		(1.80)
Consumer Discretionary UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$54.21	0.11	3.79	3.90	—	—		—
Year Ended July 31, 2023	$45.84	0.02	8.35	8.37	—	—		—
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)		(2.41)
Year Ended July 31, 2020(e)	$46.43	(0.24)	7.89	7.65	—	—		—
Service Class
Year Ended July 31, 2024	$43.69	(0.31)	2.99	2.68	—	—		—
Year Ended July 31, 2023	$37.32	(0.34)	6.71	6.37	—	—		—
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)		(2.41)
Year Ended July 31, 2020(e)	$39.89	(0.63)	6.73	6.10	—	—		—

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$159.54	33.72%	1.94%	1.78%		0.29%	$9,077	132%
Year Ended July 31, 2023	$119.32	27.80%	2.22%	1.78%		(0.03)%	$6,164	107%
Year Ended July 31, 2022	$93.36	(45.54)%	1.94%	1.78%		(1.04)%	$4,623	63%
Year Ended July 31, 2021	$172.73	65.05%	1.91%	1.82%		(1.17)%	$11,327	138%
Year Ended July 31, 2020	$104.67	16.07%	2.37%	2.11	%(d)	(1.08)%	$5,587	82%
Service Class
Year Ended July 31, 2024	$125.77	32.38%	2.94%	2.78%		(0.71)%	$424	132%
Year Ended July 31, 2023	$95.00	26.58%	3.22%	2.78%		(1.03)%	$687	107%
Year Ended July 31, 2022	$75.03	(46.09)%	2.94%	2.78%		(2.04)%	$106	63%
Year Ended July 31, 2021	$140.52	63.43%	2.91%	2.82%		(2.17)%	$205	138%
Year Ended July 31, 2020	$85.98	14.89%	3.37%	3.11	%(d)	(2.08)%	$153	82%
Consumer Discretionary UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$58.11	7.19%	1.59%	1.59%		0.21%	$50,497	173%
Year Ended July 31, 2023	$54.21	18.23%	1.63%	1.63%		0.04%	$55,834	83%
Year Ended July 31, 2022	$45.84	(31.68)%	1.54%	1.54%		(0.86)%	$30,510	31%
Year Ended July 31, 2021	$72.77	39.66%	1.56%	1.56%		(0.97)%	$76,287	130%
Year Ended July 31, 2020(e)	$54.08	16.47%	1.67%	1.67%		(0.53)%	$44,827	80%
Service Class
Year Ended July 31, 2024	$46.37	6.11%	2.59%	2.59%		(0.79)%	$594	173%
Year Ended July 31, 2023	$43.69	17.07%	2.63%	2.63%		(0.96)%	$1,125	83%
Year Ended July 31, 2022	$37.32	(32.37)%	2.54%	2.54%		(1.86)%	$615	31%
Year Ended July 31, 2021	$60.86	38.29%	2.56%	2.56%		(1.97)%	$1,594	130%
Year Ended July 31, 2020(e)	$45.99	15.30%	2.67%	2.67%		(1.53)%	$1,595	80%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Subsequent to the issuance of the July 31, 2022 financial statements, $0.12 of the distribution was determined to be a return of capital.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Staples UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$73.06	1.15	1.06	2.21	(1.06)	—	(1.06)
Year Ended July 31, 2023	$83.25	0.70	(10.89)	(10.19)	—	—	—
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)
Year Ended July 31, 2021(c)	$59.24	(0.31)	32.92	32.61	—	—	—
Year Ended July 31, 2020(c)	$53.09	0.23	7.52	7.75	—	(1.60)	(1.60)
Service Class
Year Ended July 31, 2024	$63.32	0.55	0.77	1.32	(0.34)	—	(0.34)
Year Ended July 31, 2023	$72.87	0.08	(9.63)	(9.55)	—	—	—
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)
Year Ended July 31, 2021(c)	$53.19	(1.01)	29.48	28.47	—	—	—
Year Ended July 31, 2020(c)	$48.29	(0.25)	6.75	6.50	—	(1.60)	(1.60)
Energy UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$42.69	0.93	2.90 (d)	3.83	(0.35)	—	(0.35)
Year Ended July 31, 2023	$38.26	0.87	4.76	5.63	(0.77)	(0.43)	(1.20)
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	—	(0.38)
Service Class
Year Ended July 31, 2024	$36.24	0.56	2.34 (d)	2.90	—	—	—
Year Ended July 31, 2023	$32.52	0.52	3.89	4.41	(0.26)	(0.43)	(0.69)
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	—	(0.06)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Consumer Staples UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$74.21	3.20%	2.51%	1.78%	1.68%	$3,209	173%
Year Ended July 31, 2023	$73.06	(12.25)%	2.41%	1.78%	0.98%	$3,518	173%
Year Ended July 31, 2022	$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
Year Ended July 31, 2021(c)	$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
Year Ended July 31, 2020(c)	$59.24	14.68%	2.08%	1.78%	0.44%	$7,596	162%
Service Class
Year Ended July 31, 2024	$64.30	2.15%	3.50%	2.77%	0.69%	$152	173%
Year Ended July 31, 2023	$63.32	(13.12)%	3.40%	2.77%	(0.01)%	$293	173%
Year Ended July 31, 2022	$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
Year Ended July 31, 2021(c)	$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
Year Ended July 31, 2020(c)	$53.19	13.53%	3.08%	2.78%	(0.56)%	$457	162%
Energy UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$46.17	9.09%	1.58%	1.57%	2.17%	$23,691	158%
Year Ended July 31, 2023	$42.69	14.73%	1.58%	1.58%	2.13%	$32,584	208%
Year Ended July 31, 2022	$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
Year Ended July 31, 2021	$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
Year Ended July 31, 2020	$11.97	(58.57)%	1.87%	1.87%	1.61%	$11,544	40%
Service Class
Year Ended July 31, 2024	$39.14	8.00%	2.58%	2.57%	1.17%	$1,190	158%
Year Ended July 31, 2023	$36.24	13.56%	2.58%	2.58%	1.13%	$1,164	208%
Year Ended July 31, 2022	$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
Year Ended July 31, 2021	$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%
Year Ended July 31, 2020	$10.27	(58.92)%	2.87%	2.87%	0.61%	$626	40%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2024	$13.91	0.35	1.87	2.22	(0.23)	(0.23)
Year Ended July 31, 2023	$12.98	0.28	1.12	1.40	(0.47)	(0.47)
Year Ended July 31, 2022	$13.97	0.23	(1.10)	(0.87)	(0.12)	(0.12)
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	(0.30)
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	(0.11)
Service Class
Year Ended July 31, 2024	$15.22	0.18	2.07	2.25	(0.08)	(0.08)
Year Ended July 31, 2023	$14.05	0.14	1.22	1.36	(0.19)	(0.19)
Year Ended July 31, 2022	$15.25	0.08	(1.16)	(1.08)	(0.12)	(0.12)
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	(0.18)
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2024	$14.36	0.48	(0.58)	(0.10)	(0.36)	(0.36)
Year Ended July 31, 2023	$13.81	0.33	0.22	0.55	—	—
Year Ended July 31, 2022	$16.23	(0.23)	(2.19)	(2.42)	—	—
Year Ended July 31, 2021	$16.41	(0.29)	0.11	(0.18)	—	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—
Service Class
Year Ended July 31, 2024	$12.76	0.36	(0.52)	(0.16)	(0.26)	(0.26)
Year Ended July 31, 2023	$12.44	0.21	0.11	0.32	—	—
Year Ended July 31, 2022	$14.71	(0.37)	(1.90)	(2.27)	—	—
Year Ended July 31, 2021	$15.05	(0.44)	0.10	(0.34)	—	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2024	$15.90	15.96%	2.93%	1.78%	2.31%	$3,733	804%
Year Ended July 31, 2023	$13.91	10.95%	2.85%	1.78%	2.12%	$4,431	716%
Year Ended July 31, 2022	$12.98	(6.25)%	2.32%	1.78%	1.68%	$4,540	954%
Year Ended July 31, 2021	$13.97	31.39%	2.15%	1.78%	1.03%	$3,190	522%
Year Ended July 31, 2020	$10.91	(12.42)%	2.20%	1.78%	1.35%	$4,306	1,122%
Service Class
Year Ended July 31, 2024	$17.39	14.77%	3.93%	2.78%	1.31%	$481	804%
Year Ended July 31, 2023	$15.22	9.82%	3.85%	2.78%	1.12%	$207	716%
Year Ended July 31, 2022	$14.05	(7.11)%	3.32%	2.78%	0.68%	$187	954%
Year Ended July 31, 2021	$15.25	30.05%	3.15%	2.78%	0.03%	$212	522%
Year Ended July 31, 2020	$11.90	(13.46)%	3.20%	2.78%	0.35%	$159	1,122%
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2024	$13.90	(0.75)%	5.52%	1.78%	3.45%	$1,139	—
Year Ended July 31, 2023	$14.36	3.91%	4.53%	1.78%	2.37%	$1,422	—
Year Ended July 31, 2022	$13.81	(14.85)%	4.94%	1.78%	(1.53)%	$750	—
Year Ended July 31, 2021	$16.23	(1.10)%	3.20%	1.78%	(1.77)%	$1,240	—
Year Ended July 31, 2020	$16.41	2.76%	5.66%	1.78%	(0.78)%	$1,230	—
Service Class
Year Ended July 31, 2024	$12.34	(1.41)%	6.52%	2.78%	2.45%	$8	—
Year Ended July 31, 2023	$12.76	2.82%	5.53%	2.78%	1.37%	$3	—
Year Ended July 31, 2022	$12.44	(15.80)%	5.94%	2.78%	(2.53)%	$3	—
Year Ended July 31, 2021	$14.71	(2.12)%	4.20%	2.78%	(2.77)%	$2	—
Year Ended July 31, 2020	$15.05	1.82%	6.66%	2.78%	(1.78)%	$2	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$27.73	0.23	9.14	9.37	(0.08)	—		(0.08)
Year Ended July 31, 2023	$26.94	0.12	0.67	0.79	—	—		—
Year Ended July 31, 2022	$32.99	(0.13)	(3.52)	(3.65)	—	(2.40	)(d)	(2.40)
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—		—
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—		(0.46)
Service Class
Year Ended July 31, 2024	$22.56	(0.02)	7.33	7.31	—	—		—
Year Ended July 31, 2023	$22.14	(0.09)	0.51	0.42	—	—		—
Year Ended July 31, 2022	$27.76	(0.40)	(2.82)	(3.22)	—	(2.40	)(d)	(2.40)
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—		—
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—		(0.16)
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$98.82	0.87	13.75	14.62	(0.26)	—		(0.26)
Year Ended July 31, 2023	$99.80	0.46	(1.44)	(0.98)	—	—		—
Year Ended July 31, 2022	$106.01	(0.51)	(5.70)	(6.21)	—	—		—
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—		—
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—		(0.03)
Service Class
Year Ended July 31, 2024	$79.12	0.05	10.78	10.83	—	—		—
Year Ended July 31, 2023	$80.71	(0.32)	(1.27)	(1.59)	—	—		—
Year Ended July 31, 2022	$86.59	(1.35)	(4.53)	(5.88)	—	—		—
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—		—
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—		—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$37.02	33.84%		1.82%	1.80%	0.72%	$33,786	178%
Year Ended July 31, 2023	$27.73	2.89	%(c)	2.18%	1.89%	0.49%	$4,428	68%
Year Ended July 31, 2022	$26.94	(12.30)%		1.73%	1.72%	(0.41)%	$5,211	306%
Year Ended July 31, 2021	$32.99	72.00%		1.79%	1.75%	(0.38)%	$11,499	650%
Year Ended July 31, 2020	$19.18	(21.40)%		1.87%	1.84%	0.13%	$4,239	271%
Service Class
Year Ended July 31, 2024	$29.87	32.40%		2.82%	2.80%	(0.28)%	$680	178%
Year Ended July 31, 2023	$22.56	1.90	%(c)	3.18%	2.89%	(0.51)%	$335	68%
Year Ended July 31, 2022	$22.14	(13.15)%		2.73%	2.72%	(1.41)%	$535	306%
Year Ended July 31, 2021	$27.76	70.20%		2.79%	2.75%	(1.38)%	$675	650%
Year Ended July 31, 2020	$16.31	(22.20)%		2.87%	2.84%	(0.87)%	$443	271%
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$113.18	14.83	%(e)	1.69%	1.68%	0.86%	$13,841	55%
Year Ended July 31, 2023	$98.82	(0.99	)%(f)	1.73%	1.73%	0.48%	$13,229	77%
Year Ended July 31, 2022	$99.80	(5.85)%		1.61%	1.61%	(0.50)%	$16,631	110%
Year Ended July 31, 2021	$106.01	40.37%		1.73%	1.73%	(0.59)%	$40,753	226%
Year Ended July 31, 2020	$75.52	22.71%		1.78%	1.78%	(0.28)%	$46,004	201%
Service Class
Year Ended July 31, 2024	$89.95	13.69	%(e)	2.69%	2.68%	(0.14)%	$1,163	55%
Year Ended July 31, 2023	$79.12	(1.98	)%(f)	2.73%	2.73%	(0.52)%	$1,153	77%
Year Ended July 31, 2022	$80.71	(6.79)%		2.61%	2.61%	(1.50)%	$1,075	110%
Year Ended July 31, 2021	$86.59	39.03%		2.71%	2.71%	(1.57)%	$1,213	226%
Year Ended July 31, 2020	$62.29	21.54%		2.74%	2.74%	(1.24)%	$1,180	201%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.97%.

(d)  Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(e)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

(f)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.
See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments		Total Distributions
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$52.58	0.40	10.52	10.92	—		—
Year Ended July 31, 2023	$46.85	0.19	5.54	5.73	—		—
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07	)(c)	(2.07)
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—		—
Year Ended July 31, 2020(d)	$39.16	(0.09)	(2.57)	(2.66)	—		—
Service Class
Year Ended July 31, 2024	$43.81	(0.06)	8.62	8.56	—		—
Year Ended July 31, 2023	$39.45	(0.19)	4.55	4.36	—		—
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07	)(c)	(2.07)
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—		—
Year Ended July 31, 2020(d)	$34.18	(0.42)	(2.21)	(2.63)	—		—
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$36.15	(0.09)	5.95	5.86	—		—
Year Ended July 31, 2023	$28.60	(0.13)	7.68	7.55	—		—
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	(10.63)		(10.63)
Year Ended July 31, 2021(e)	$66.20	(0.95)	28.88	27.93	(14.34)		(14.34)
Year Ended July 31, 2020(e)	$49.72	(0.46)	17.00	16.54	(0.06)		(0.06)
Service Class
Year Ended July 31, 2024	$23.34	(0.34)	3.85	3.51	—		—
Year Ended July 31, 2023	$18.65	(0.30)	4.99	4.69	—		—
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	(10.63)		(10.63)
Year Ended July 31, 2021(e)	$50.74	(1.49)	21.74	20.25	(14.34)		(14.34)
Year Ended July 31, 2020(e)	$38.50	(0.83)	13.13	12.30	(0.06)		(0.06)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$63.50	20.77%	1.85%	1.78%	0.69%	$6,016	391%
Year Ended July 31, 2023	$52.58	12.21%	2.30%	1.78%	0.42%	$8,515	264%
Year Ended July 31, 2022	$46.85	(20.49)%	1.88%	1.75%	(0.70)%	$3,354	174%
Year Ended July 31, 2021	$61.05	67.26%	1.86%	1.78%	(0.84)%	$19,362	427%
Year Ended July 31, 2020(d)	$36.50	(6.78)%	2.12%	1.87%	(0.23)%	$4,033	57%
Service Class
Year Ended July 31, 2024	$52.37	19.54%	2.85%	2.78%	(0.31)%	$292	391%
Year Ended July 31, 2023	$43.81	11.05%	3.30%	2.78%	(0.58)%	$244	264%
Year Ended July 31, 2022	$39.45	(21.29)%	2.88%	2.75%	(1.70)%	$276	174%
Year Ended July 31, 2021	$52.23	65.58%	2.86%	2.78%	(1.84)%	$404	427%
Year Ended July 31, 2020(d)	$31.55	(7.69)%	3.12%	2.87%	(1.23)%	$226	57%
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$42.01	16.21%	1.50%	1.49%	(0.25)%	$74,779	40%
Year Ended July 31, 2023	$36.15	26.40%	1.55%	1.55%	(0.47)%	$84,071	24%
Year Ended July 31, 2022	$28.60	(57.90)%	1.48%	1.48%	(1.28)%	$76,762	26%
Year Ended July 31, 2021(e)	$79.79	45.51%	1.52%	1.52%	(1.34)%	$224,716	55%
Year Ended July 31, 2020(e)	$66.20	33.31%	1.60%	1.60%	(0.97)%	$206,228	59%
Service Class
Year Ended July 31, 2024	$26.85	15.04%	2.50%	2.49%	(1.25)%	$3,329	40%
Year Ended July 31, 2023	$23.34	25.15%	2.55%	2.55%	(1.47)%	$4,133	24%
Year Ended July 31, 2022	$18.65	(58.32)%	2.48%	2.48%	(2.28)%	$3,642	26%
Year Ended July 31, 2021(e)	$56.65	44.07%	2.52%	2.52%	(2.34)%	$14,190	55%
Year Ended July 31, 2020(e)	$50.74	32.01%	2.60%	2.60%	(1.97)%	$9,906	59%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(d)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(e)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2024	$134.24	(1.23)	33.62	32.39	—	(2.12)	(2.12)
Year Ended July 31, 2023	$129.16	(0.70)	7.93	7.23	—	(2.15)	(2.15)
Year Ended July 31, 2022	$146.04	(1.19)	(14.13)	(15.32)	—	(1.56)	(1.56)
Year Ended July 31, 2021	$111.89	(0.81)	39.10	38.29	—	(4.14)	(4.14)
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	—	(4.33)	(4.33)
Service Class
Year Ended July 31, 2024	$105.66	(2.35)	26.45	24.10	—	(2.12)	(2.12)
Year Ended July 31, 2023	$103.18	(1.63)	6.26	4.63	—	(2.15)	(2.15)
Year Ended July 31, 2022	$118.11	(2.33)	(11.04)	(13.37)	—	(1.56)	(1.56)
Year Ended July 31, 2021	$92.09	(1.83)	31.99	30.16	—	(4.14)	(4.14)
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	—	(4.33)	(4.33)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2024	$94.45	0.31	13.27	13.58	—	—	—
Year Ended July 31, 2023	$82.34	0.15	12.10	12.25	(0.14)	—	(0.14)
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—
Service Class
Year Ended July 31, 2024	$81.71	(0.53)	11.33	10.80	—	—	—
Year Ended July 31, 2023	$71.84	(0.58)	10.45	9.87	—	—	—
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2024	$164.51	24.47%		1.73%	1.73%	(0.86)%	$20,990	1,061%
Year Ended July 31, 2023	$134.24	5.98%		1.82%	1.82%	(0.60)%	$12,856	322%
Year Ended July 31, 2022	$129.16	(10.69	)%(c)	1.57%	1.57%	(0.84)%	$11,048	756%
Year Ended July 31, 2021	$146.04	34.95%		1.59%	1.59%	(0.66)%	$31,409	297%
Year Ended July 31, 2020	$111.89	21.78%		1.69%	1.69%	(0.34)%	$50,145	358%
Service Class
Year Ended July 31, 2024	$127.64	23.23%		2.72%	2.72%	(1.85)%	$2,034	1,061%
Year Ended July 31, 2023	$105.66	4.94%		2.81%	2.81%	(1.59)%	$1,179	322%
Year Ended July 31, 2022	$103.18	(11.56	)%(c)	2.56%	2.56%	(1.83)%	$1,234	756%
Year Ended July 31, 2021	$118.11	33.61%		2.58%	2.58%	(1.66)%	$1,467	297%
Year Ended July 31, 2020	$92.09	20.53%		2.69%	2.69%	(1.34)%	$1,014	358%
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2024	$108.03	14.38%		1.82%	1.82%	0.33%	$4,800	762%
Year Ended July 31, 2023	$94.45	14.90%		1.94%	1.87%	0.19%	$5,469	647%
Year Ended July 31, 2022	$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
Year Ended July 31, 2021	$84.34	33.28%		1.71%	1.71%	0.63%	$4,334	769%
Year Ended July 31, 2020	$63.28	(4.55)%		1.75%	1.75%	0.94%	$4,704	481%
Service Class
Year Ended July 31, 2024	$92.51	13.22%		2.82%	2.82%	(0.67)%	$2,375	762%
Year Ended July 31, 2023	$81.71	13.72%		2.94%	2.87%	(0.81)%	$2,541	647%
Year Ended July 31, 2022	$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
Year Ended July 31, 2021	$73.84	31.97%		2.71%	2.71%	(0.37)%	$1,855	769%
Year Ended July 31, 2020	$55.95	(5.54)%		2.75%	2.75%	(0.06)%	$1,421	481%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$109.45	0.91	8.51	9.42	(1.03)	—	(1.03)
Year Ended July 31, 2023	$92.29	0.69	16.47	17.16	—	—	—
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)	(0.21)	(0.22)
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—	—	—
Service Class
Year Ended July 31, 2024	$93.71	0.03	7.08	7.11	(0.04)	—	(0.04)
Year Ended July 31, 2023	$79.82	(0.15)	14.04	13.89	—	—	—
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—	(0.21)	(0.21)
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—	—	—
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2024	$92.40	(0.70)	16.53	15.83	—	—	—
Year Ended July 31, 2023	$88.50	(0.60)	7.15	6.55	—	(2.65)	(2.65)
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—
Service Class
Year Ended July 31, 2024	$68.08	(1.41)	12.26	10.85	—	—	—
Year Ended July 31, 2023	$66.59	(1.24)	5.38	4.14	—	(2.65)	(2.65)
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$117.84	8.69%		2.05%	1.78%		0.87%	$4,985	146%
Year Ended July 31, 2023	$109.45	18.58%		2.07%	1.82%		0.72%	$8,535	188%
Year Ended July 31, 2022	$92.29	(9.03)%		1.93%	1.89%		(0.28)%	$4,652	194%
Year Ended July 31, 2021	$101.46	61.04%		1.82%	1.78%		(0.19)%	$10,709	698%
Year Ended July 31, 2020	$63.17	(1.25)%		2.43%	1.85%		0.15%	$2,897	62%
Service Class
Year Ended July 31, 2024	$100.78	7.62%		3.05%	2.78%		(0.13)%	$387	146%
Year Ended July 31, 2023	$93.71	17.37%		3.07%	2.82%		(0.28)%	$961	188%
Year Ended July 31, 2022	$79.82	(9.91)%		2.93%	2.89%		(1.28)%	$510	194%
Year Ended July 31, 2021	$88.60	59.44%		2.82%	2.78%		(1.19)%	$983	698%
Year Ended July 31, 2020	$55.74	(2.24)%		3.43%	2.85%		(0.85)%	$278	62%
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2024	$108.23	17.13	%(c)	2.00%	1.78%		(0.75)%	$4,934	650%
Year Ended July 31, 2023	$92.40	7.83%		2.20%	1.82%		(0.71)%	$28,388	382%
Year Ended July 31, 2022	$88.50	(13.02)%		2.35%	2.04	%(d)	(1.19)%	$2,708	197%
Year Ended July 31, 2021	$128.38	35.95%		1.69%	1.69%		(0.74)%	$3,719	233%
Year Ended July 31, 2020	$96.99	3.17%		1.77%	1.77%		(0.88)%	$38,215	457%
Service Class
Year Ended July 31, 2024	$78.93	15.94	%(c)	3.00%	2.78%		(1.75)%	$714	650%
Year Ended July 31, 2023	$68.08	6.77%		3.20%	2.82%		(1.71)%	$543	382%
Year Ended July 31, 2022	$66.59	(13.90)%		3.35%	3.04	%(d)	(2.19)%	$522	197%
Year Ended July 31, 2021	$104.06	34.61%		2.69%	2.69%		(1.74)%	$782	233%
Year Ended July 31, 2020	$79.88	2.12%		2.77%	2.77%		(1.88)%	$780	457%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2024	$110.42	0.90	13.56	14.46	—	(c)	—	— (c)
Year Ended July 31, 2023	$102.00	0.42	8.00 (e)	8.42	—		—	—
Year Ended July 31, 2022	$112.82	(0.80)	(7.51)	(8.31)	—		(2.51)	(2.51)
Year Ended July 31, 2021	$78.62	(1.05)	35.48	34.43	—		(0.23)	(0.23)
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)	(4.42)	(0.08)		(4.27)	(4.35)
Service Class
Year Ended July 31, 2024	$86.45	0.02	10.34	10.36	—		—	—
Year Ended July 31, 2023	$80.67	(0.38)	6.16 (e)	5.78	—		—	—
Year Ended July 31, 2022	$90.61	(1.66)	(5.77)	(7.43)	—		(2.51)	(2.51)
Year Ended July 31, 2021	$63.84	(1.86)	28.86	27.00	—		(0.23)	(0.23)
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)	(4.23)	—		(4.27)	(4.27)
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2024	$101.72	0.07	9.61	9.68	—		—	—
Year Ended July 31, 2023	$93.28	0.06	8.38 (e)	8.44	—		—	—
Year Ended July 31, 2022	$95.91	0.19	(1.93)	(1.74)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$62.48	0.10	33.50	33.60	(0.17)		—	(0.17)
Year Ended July 31, 2020	$73.65	0.20	(11.06)	(10.86)	(0.31	)(l)	—	(0.31)
Service Class
Year Ended July 31, 2024	$80.26	(0.72)	7.48	6.76	—		—	—
Year Ended July 31, 2023	$74.33	(0.68)	6.61 (e)	5.93	—		—	—
Year Ended July 31, 2022	$77.37	(0.57)	(1.58)	(2.15)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$50.79	(0.57)	27.15	26.58	—		—	—
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)	(9.44)	—		—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2024	$124.88	13.10	%(d)	1.86%	1.78%		0.84%	$5,812	262%
Year Ended July 31, 2023	$110.42	8.24	%(f)	1.92%	1.78%		0.45%	$3,576	767%
Year Ended July 31, 2022	$102.00	(7.57	)%(g)	1.95%	1.82%		(0.76)%	$3,106	18%
Year Ended July 31, 2021	$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
Year Ended July 31, 2020	$78.62	(5.52)%		1.97%	1.97	%(h)	(0.52)%	$4,207	238%
Service Class
Year Ended July 31, 2024	$96.81	11.97	%(d)	2.86%	2.78%		(0.16)%	$4,707	262%
Year Ended July 31, 2023	$86.45	7.16	%(f)	2.92%	2.78%		(0.55)%	$781	767%
Year Ended July 31, 2022	$80.67	(8.47	)%(g)	2.95%	2.82%		(1.76)%	$795	18%
Year Ended July 31, 2021	$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
Year Ended July 31, 2020	$63.84	(6.45)%		2.97%	2.97	%(h)	(1.52)%	$556	238%
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2024	$111.40	9.52	%(i)	2.72%	1.78%		0.07%	$4,007	238%
Year Ended July 31, 2023	$101.72	9.04	%(j)	2.09%	1.78%		0.07%	$2,321	495%
Year Ended July 31, 2022	$93.28	(1.86	)%(k)	1.85%	1.78%		0.21%	$21,740	512%
Year Ended July 31, 2021	$95.91	53.86%		1.86%	1.78%		0.13%	$4,856	772%
Year Ended July 31, 2020	$62.48	(14.82	)%(m)	2.10%	1.78%		0.29%	$4,189	322%
Service Class
Year Ended July 31, 2024	$87.02	8.42	%(i)	3.72%	2.78%		(0.93)%	$541	238%
Year Ended July 31, 2023	$80.26	7.96	%(j)	3.09%	2.78%		(0.93)%	$577	495%
Year Ended July 31, 2022	$74.33	(2.84	)%(k)	2.85%	2.78%		(0.79)%	$620	512%
Year Ended July 31, 2021	$77.37	52.35%		2.86%	2.78%		(0.87)%	$649	772%
Year Ended July 31, 2020	$50.79	(15.67	)%(m)	3.10%	2.78%		(0.71)%	$417	322%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

(d)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

(g)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(h)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(i)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.

(j)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(k)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(l)  Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.

(m)  During the year ended July 31, 2020, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	$137.82	2.29	27.08	29.37	—	—	—
Year Ended July 31, 2023	$115.16	1.45	21.21	22.66	—	—	—
Year Ended July 31, 2022	$139.20	(1.27)	(19.08)	(20.35)	—	(3.69)	(3.69)
Year Ended July 31, 2021	$104.21	(1.20)	37.52	36.32	—	(1.33)	(1.33)
Year Ended July 31, 2020	$76.83	(0.54)	28.66	28.12	—	(0.74)	(0.74)
Service Class
Year Ended July 31, 2024	$107.09	1.14	20.36	21.50	—	—	—
Year Ended July 31, 2023	$90.41	0.58	16.10	16.68	—	—	—
Year Ended July 31, 2022	$111.10	(2.30)	(14.70)	(17.00)	—	(3.69)	(3.69)
Year Ended July 31, 2021	$84.23	(2.15)	30.35	28.20	—	(1.33)	(1.33)
Year Ended July 31, 2020	$62.84	(1.22)	23.35	22.13	—	(0.74)	(0.74)
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$124.18	0.41	0.13 (c)	0.54	—	—	—
Year Ended July 31, 2023	$77.29	0.11	46.78	46.89	—	—	—
Year Ended July 31, 2022	$61.47	(0.51)	16.33	15.82	—	—	—
Year Ended July 31, 2021(d)	$36.47	(0.47)	25.55	25.08	(0.08)	—	(0.08)
Year Ended July 31, 2020(d)(e)	$166.00	0.20	(129.73)	(129.53)	—	—	—
Service Class
Year Ended July 31, 2024	$108.85	(0.55)	(0.06)	(0.61)	—	—	—
Year Ended July 31, 2023	$68.41	(0.71)	41.15	40.44	—	—	—
Year Ended July 31, 2022	$54.96	(1.20)	14.65	13.45	—	—	—
Year Ended July 31, 2021(d)	$32.90	(0.95)	23.01	22.06	—	—	—
Year Ended July 31, 2020(d)(e)	$151.47	(0.04)	(118.53)	(118.57)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	$167.19	21.31%	1.54%	1.53%	1.58%	$126,080	30%
Year Ended July 31, 2023	$137.82	19.68%	1.52%	1.52%	1.32%	$125,665	136%
Year Ended July 31, 2022	$115.16	(15.20)%	1.46%	1.46%	(0.97)%	$48,382	635%
Year Ended July 31, 2021	$139.20	35.07%	1.48%	1.48%	(1.01)%	$153,313	440%
Year Ended July 31, 2020	$104.21	36.83%	1.56%	1.56%	(0.65)%	$108,633	39%
Service Class
Year Ended July 31, 2024	$128.59	20.08%	2.54%	2.53%	0.58%	$10,084	30%
Year Ended July 31, 2023	$107.09	18.44%	2.52%	2.52%	0.32%	$7,960	136%
Year Ended July 31, 2022	$90.41	(16.03)%	2.46%	2.46%	(1.97)%	$6,964	635%
Year Ended July 31, 2021	$111.10	33.74%	2.48%	2.48%	(2.01)%	$7,473	440%
Year Ended July 31, 2020	$84.23	35.48%	2.55%	2.55%	(1.64)%	$8,412	39%
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$124.72	0.43%	1.69%	1.69%	0.38%	$14,487	217%
Year Ended July 31, 2023	$124.18	60.67%	1.68%	1.68%	0.12%	$14,708	255%
Year Ended July 31, 2022	$77.29	25.74%	1.65%	1.65%	(0.69)%	$13,020	218%
Year Ended July 31, 2021(d)	$61.47	68.77%	1.73%	1.71%	(0.80)%	$15,229	727%
Year Ended July 31, 2020(d)(e)	$36.47	(78.03)%	2.12%	1.86%	0.73%	$9,408	396%
Service Class
Year Ended July 31, 2024	$108.24	(0.55)%	2.69%	2.69%	(0.62)%	$88	217%
Year Ended July 31, 2023	$108.85	59.09%	2.68%	2.68%	(0.88)%	$3,223	255%
Year Ended July 31, 2022	$68.41	24.49%	2.65%	2.65%	(1.69)%	$1,247	218%
Year Ended July 31, 2021(d)	$54.96	67.15%	2.73%	2.71%	(1.80)%	$621	727%
Year Ended July 31, 2020(d)(e)	$32.90	(78.28)%	3.12%	2.86%	(0.27)%	$353	396%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(e)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$27.07	0.20	(1.55)	(1.35)	(0.12)	—	(0.12)
Year Ended July 31, 2023	$28.86	0.16	(1.95)	(1.79)	—	—	—
Year Ended July 31, 2022	$30.56	(0.06)	(0.41)	(0.47)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$22.94	(0.09)	7.81	7.72	—	(0.10)	(0.10)
Year Ended July 31, 2020	$20.75	(0.04)	2.23	2.19	—	—	—
Service Class
Year Ended July 31, 2024	$22.44	0.01	(1.35)	(1.34)	—	—	—
Year Ended July 31, 2023	$24.14	(0.06)	(1.64)	(1.70)	—	—	—
Year Ended July 31, 2022	$26.02	(0.31)	(0.34)	(0.65)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$19.74	(0.32)	6.70	6.38	—	(0.10)	(0.10)
Year Ended July 31, 2020	$18.03	(0.23)	1.94	1.71	—	—	—
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$47.18	0.46	10.49	10.95	(0.58)	—	(0.58)
Year Ended July 31, 2023	$40.36	0.49	6.33	6.82	— (c)	—	— (c)
Year Ended July 31, 2022	$65.60	0.19	(25.43)	(25.24)	—	—	—
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)	(24.35)	—	—	—
Year Ended July 31, 2020	$41.21	(0.38)	49.12	48.74	—	—	—
Service Class
Year Ended July 31, 2024	$39.28	0.09	8.63	8.72	(0.20)	—	(0.20)
Year Ended July 31, 2023	$33.94	0.11	5.23	5.34	—	—	—
Year Ended July 31, 2022	$55.73	(0.32)	(21.47)	(21.79)	—	—	—
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)	(21.46)	—	—	—
Year Ended July 31, 2020	$35.72	(0.83)	42.30	41.47	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$25.60	(4.98)%	2.47%	1.78%	0.87%	$2,770	207%
Year Ended July 31, 2023	$27.07	(6.20)%	2.21%	1.78%	0.62%	$3,451	272%
Year Ended July 31, 2022	$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
Year Ended July 31, 2021	$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
Year Ended July 31, 2020	$22.94	10.55%	2.32%	1.84%	(0.18)%	$3,735	137%
Service Class
Year Ended July 31, 2024	$21.10	(5.97)%	3.47%	2.78%	(0.13)%	$236	207%
Year Ended July 31, 2023	$22.44	(7.08)%	3.21%	2.78%	(0.38)%	$460	272%
Year Ended July 31, 2022	$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
Year Ended July 31, 2021	$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
Year Ended July 31, 2020	$19.74	9.48%	3.32%	2.84%	(1.18)%	$300	137%
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$57.55	23.56%	1.60%	1.60%	1.07%	$26,709	204%
Year Ended July 31, 2023	$47.18	16.90%	1.63%	1.63%	1.09%	$25,671	128%
Year Ended July 31, 2022	$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
Year Ended July 31, 2021	$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
Year Ended July 31, 2020	$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
Service Class
Year Ended July 31, 2024	$47.80	22.36%	2.60%	2.60%	0.07%	$2,323	204%
Year Ended July 31, 2023	$39.28	15.70%	2.63%	2.63%	0.09%	$1,077	128%
Year Ended July 31, 2022	$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
Year Ended July 31, 2021	$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
Year Ended July 31, 2020	$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.
See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$38.73	0.63	3.65	4.28	(0.76)		—	(0.76)
Year Ended July 31, 2023	$50.52	0.08	(10.40)	(10.32)	(0.22)		(1.25)	(1.47)
Year Ended July 31, 2022	$63.02	(0.20)	(4.17)	(4.37)	(0.56)		(7.57)	(8.13)
Year Ended July 31, 2021	$42.23	(0.18)	20.97	20.79	—		—	—
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(f)	—	(1.50)
Service Class
Year Ended July 31, 2024	$35.96	0.28	3.34	3.62	(0.38)		—	(0.38)
Year Ended July 31, 2023	$47.21	(0.29)	(9.71)	(10.00)	—		(1.25)	(1.25)
Year Ended July 31, 2022	$59.52	(0.75)	(3.90)	(4.65)	(0.09)		(7.57)	(7.66)
Year Ended July 31, 2021	$40.28	(0.66)	19.90	19.24	—		—	—
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(f)	—	(1.04)
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2024	$38.87	1.46	1.83 (g)	3.29	(1.84)		—	(1.84)
Year Ended July 31, 2023	$31.43	0.71	6.73	7.44	—		—	—
Year Ended July 31, 2022	$25.21	(0.28)	6.50	6.22	—		—	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84	3.41	—		—	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)		—	(0.42)
Service Class
Year Ended July 31, 2024	$33.49	1.09	1.54 (g)	2.63	—		—	—
Year Ended July 31, 2023	$27.36	0.39	5.74	6.13	—		—	—
Year Ended July 31, 2022	$22.15	(0.53)	5.74	5.21	—		—	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47	2.80	—		—	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—		—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$42.25	11.21	%(c)	2.34%	1.83%		1.69%	$5,066	153%
Year Ended July 31, 2023	$38.73	(20.29)%		2.30%	2.10	%(d)	0.21%	$4,639	75%
Year Ended July 31, 2022	$50.52	(8.99	)%(e)	1.55%	1.55%		(0.32)%	$6,793	253%
Year Ended July 31, 2021	$63.02	49.23%		1.86%	1.81%		(0.33)%	$34,877	175%
Year Ended July 31, 2020	$42.23	(15.54)%		1.80%	1.79%		(0.20)%	$4,991	217%
Service Class
Year Ended July 31, 2024	$39.20	10.09	%(c)	3.34%	2.83%		0.69%	$334	153%
Year Ended July 31, 2023	$35.96	(21.07)%		3.30%	3.10	%(d)	(0.79)%	$276	75%
Year Ended July 31, 2022	$47.21	(9.89	)%(e)	2.55%	2.55%		(1.32)%	$534	253%
Year Ended July 31, 2021	$59.52	47.77%		2.86%	2.81%		(1.33)%	$964	175%
Year Ended July 31, 2020	$40.28	(16.39)%		2.80%	2.79%		(0.12)%	$341	217%
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2024	$40.32	8.89%		1.76%	1.75%		3.49%	$8,876	—
Year Ended July 31, 2023	$38.87	23.67%		1.61%	1.61%		1.97%	$11,272	—
Year Ended July 31, 2022	$31.43	24.67%		1.52%	1.52%		(0.96)%	$44,874	—
Year Ended July 31, 2021	$25.21	15.64%		1.71%	1.69%		(1.68)%	$9,091	—
Year Ended July 31, 2020	$21.80	(37.79)%		1.89%	1.88%		(0.60)%	$6,105	—
Service Class
Year Ended July 31, 2024	$36.12	7.85%		2.76%	2.75%		2.49%	$152	—
Year Ended July 31, 2023	$33.49	22.40%		2.61%	2.61%		0.97%	$1,593	—
Year Ended July 31, 2022	$27.36	23.47%		2.52%	2.52%		(1.96)%	$1,173	—
Year Ended July 31, 2021	$22.15	14.52%		2.71%	2.69%		(2.68)%	$680	—
Year Ended July 31, 2020	$19.35	(38.41)%		2.89%	2.88%		(1.60)%	$87	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

(f)  Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2024	$15.23	0.53	0.18 (c)	0.71	(0.96)	—	(0.96)
Year Ended July 31, 2023	$13.45	0.29	1.49	1.78	—	—	—
Year Ended July 31, 2022	$12.32	(0.17)	1.30	1.13	—	—	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)
Service Class
Year Ended July 31, 2024	$13.74	0.38	0.14 (c)	0.52	(0.45)	—	(0.45)
Year Ended July 31, 2023	$12.26	0.15	1.33	1.48	—	—	—
Year Ended July 31, 2022	$11.34	(0.29)	1.21	0.92	—	—	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2024	$29.83	0.95	1.03	1.98	(1.38)	—	(1.38)
Year Ended July 31, 2023	$30.65	0.56	(0.72)	(0.16)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$27.16	(0.38)	3.87	3.49	—	—	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)
Service Class
Year Ended July 31, 2024	$25.48	0.69	0.75	1.44	(1.06)	—	(1.06)
Year Ended July 31, 2023	$26.56	0.29	(0.71)	(0.42)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$23.77	(0.63)	3.42	2.79	—	—	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2024	$14.98	4.94%	3.11%	1.78%	3.42%	$1,830	—
Year Ended July 31, 2023	$15.23	13.23%	2.33%	1.78%	1.98%	$2,035	—
Year Ended July 31, 2022	$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
Year Ended July 31, 2021	$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
Year Ended July 31, 2020	$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
Service Class
Year Ended July 31, 2024	$13.81	3.93%	4.11%	2.78%	2.42%	$137	—
Year Ended July 31, 2023	$13.74	12.07%	3.33%	2.78%	0.98%	$528	—
Year Ended July 31, 2022	$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
Year Ended July 31, 2021	$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
Year Ended July 31, 2020	$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2024	$30.43	6.88%	2.43%	1.78%	3.13%	$9,791	—
Year Ended July 31, 2023	$29.83	(0.52)%	1.82%	1.78%	1.82%	$9,097	—
Year Ended July 31, 2022	$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
Year Ended July 31, 2021	$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
Year Ended July 31, 2020	$27.99	(5.15)%	1.97%	1.78%	(0.82)%	$7,263	—
Service Class
Year Ended July 31, 2024	$25.86	5.92%	3.43%	2.78%	2.13%	$50	—
Year Ended July 31, 2023	$25.48	(1.56)%	2.82%	2.78%	0.82%	$97	—
Year Ended July 31, 2022	$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
Year Ended July 31, 2021	$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—
Year Ended July 31, 2020	$24.74	(6.07)%	2.97%	2.78%	(1.82)%	$63	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$160.17	0.36	181.34	181.70	—	—	—
Year Ended July 31, 2023	$92.94	0.43	66.80	67.23	—	—	—
Year Ended July 31, 2022	$118.09	(0.68)	(17.85)	(18.53)	—	(6.62)	(6.62)
Year Ended July 31, 2021	$63.61	(0.58)	55.06	54.48	—	—	—
Year Ended July 31, 2020	$46.14	0.06	18.69	18.75	(0.02)	(1.26)	(1.28)
Service Class
Year Ended July 31, 2024	$116.62	(1.35)	131.15	129.80	—	—	—
Year Ended July 31, 2023	$68.34	(0.28)	48.56	48.28	—	—	—
Year Ended July 31, 2022	$88.98	(1.57)	(12.45)	(14.02)	—	(6.62)	(6.62)
Year Ended July 31, 2021	$48.41	(1.29)	41.86	40.57	—	—	—
Year Ended July 31, 2020	$35.79	(0.34)	14.22	13.88	—	(1.26)	(1.26)
Short Energy ProFund
Investor Class
Year Ended July 31, 2024	$14.95	0.49	(1.08)	(0.59)	(0.57)	—	(0.57)
Year Ended July 31, 2023	$17.57	0.34	(2.96)	(2.62)	—	—	—
Year Ended July 31, 2022	$32.82	(0.29)	(14.96)	(15.25)	—	—	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)	(23.07)	—	—	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	—	(0.13)
Service Class
Year Ended July 31, 2024	$13.59	0.36	(0.99)	(0.63)	(0.45)	—	(0.45)
Year Ended July 31, 2023	$16.20	0.19	(2.80)	(2.61)	—	—	—
Year Ended July 31, 2022	$30.52	(0.53)	(13.79)	(14.32)	—	—	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)	(21.93)	—	—	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$341.87	113.44%	1.49%	1.48%	0.15%	$378,352	189%
Year Ended July 31, 2023	$160.17	72.32%	1.56%	1.56%	0.45%	$127,520	72%
Year Ended July 31, 2022	$92.94	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
Year Ended July 31, 2021	$118.09	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
Year Ended July 31, 2020	$63.61	42.27%	1.65%	1.65%	0.11%	$51,355	169%
Service Class
Year Ended July 31, 2024	$246.42	111.30%	2.49%	2.48%	(0.85)%	$17,049	189%
Year Ended July 31, 2023	$116.62	70.62%	2.56%	2.56%	(0.55)%	$6,648	72%
Year Ended July 31, 2022	$68.34	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
Year Ended July 31, 2021	$88.98	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
Year Ended July 31, 2020	$48.41	40.81%	2.65%	2.65%	(0.89)%	$2,187	169%
Short Energy ProFund
Investor Class
Year Ended July 31, 2024	$13.79	(4.24)%	6.84%	1.78%	3.36%	$484	—
Year Ended July 31, 2023	$14.95	(14.91)%	3.63%	1.78%	2.14%	$635	—
Year Ended July 31, 2022	$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
Year Ended July 31, 2021	$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
Year Ended July 31, 2020	$55.89	19.69%	2.84%	1.78%	(0.84)%	$2,804	—
Service Class
Year Ended July 31, 2024	$12.51	(5.23)%	7.84%	2.78%	2.36%	$17	—
Year Ended July 31, 2023	$13.59	(15.81)%	4.63%	2.78%	1.14%	$2	—
Year Ended July 31, 2022	$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
Year Ended July 31, 2021	$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
Year Ended July 31, 2020	$52.45	18.63%	3.84%	2.78%	(1.84)%	$32	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	$60.69	1.82	(10.17	)(c)	(8.35)	(3.65)	(3.65)	$48.69
Year Ended July 31, 2023(d)	$74.03	1.38	(14.72)		(13.34)	—	—	$60.69
Year Ended July 31, 2022(d)	$71.44	(0.85)	3.44		2.59	—	—	$74.03
Year Ended July 31, 2021(d)	$104.36	(1.55)	(31.37)		(32.92)	—	—	$71.44
Year Ended July 31, 2020(d)(e)	$167.29	(0.90)	(61.58)		(62.48)	(0.45)	(0.45)	$104.36
Service Class
Year Ended July 31, 2024	$52.72	1.34	(9.08	)(c)	(7.74)	(2.72)	(2.72)	$42.26
Year Ended July 31, 2023(d)	$64.86	0.71	(12.85)		(12.14)	—	—	$52.72
Year Ended July 31, 2022(d)	$63.39	(1.50)	2.97		1.47	—	—	$64.86
Year Ended July 31, 2021(d)	$93.34	(2.30)	(27.65)		(29.95)	—	—	$63.39
Year Ended July 31, 2020(d)(e)	$150.75	(1.65)	(55.76)		(57.41)	—	—	$93.34
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2024	$14.04	0.44	(2.50)		(2.06)	(2.34)	(2.34)	$9.64
Year Ended July 31, 2023	$17.45	0.34	(3.75)		(3.41)	—	—	$14.04
Year Ended July 31, 2022	$14.83	(0.22)	2.84		2.62	—	—	$17.45
Year Ended July 31, 2021	$14.53	(0.27)	0.57		0.30	—	—	$14.83
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)		(18.14)	(0.27)	(0.27)	$14.53
Service Class
Year Ended July 31, 2024	$13.40	0.31	(2.39)		(2.08)	(2.01)	(2.01)	$9.31
Year Ended July 31, 2023	$16.80	0.19	(3.59)		(3.40)	—	—	$13.40
Year Ended July 31, 2022	$14.43	(0.37)	2.74		2.37	—	—	$16.80
Year Ended July 31, 2021	$14.31	(0.42)	0.54		0.12	—	—	$14.43
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)		(18.10)	—	—	$14.31

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	(14.36)%	2.89%	1.88%	3.22%	$1,853	—
Year Ended July 31, 2023(d)	(18.04)%	1.78%	1.78%	1.77%	$3,051	—
Year Ended July 31, 2022(d)	3.64%	1.81%	1.78%	(1.13)%	$79,796	—
Year Ended July 31, 2021(d)	(31.63)%	2.02%	1.78%	(1.76)%	$1,764	—
Year Ended July 31, 2020(d)(e)	(37.32)%	2.01%	1.78%	(1.00)%	$2,400	—
Service Class
Year Ended July 31, 2024	(15.21)%	3.89%	2.88%	2.22%	$112	—
Year Ended July 31, 2023(d)	(18.72)%	2.78%	2.78%	0.77%	$86	—
Year Ended July 31, 2022(d)	2.29%	2.81%	2.78%	(2.13)%	$241	—
Year Ended July 31, 2021(d)	(32.26)%	3.02%	2.78%	(2.76)%	$111	—
Year Ended July 31, 2020(d)(e)	(37.93)%	3.01%	2.78%	(2.00)%	$320	—
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2024	(17.68)%	2.32%	1.78%	3.52%	$1,401	—
Year Ended July 31, 2023	(19.54)%	2.38%	1.78%	2.26%	$3,236	—
Year Ended July 31, 2022	17.67%	2.79%	1.78%	(1.45)%	$2,072	—
Year Ended July 31, 2021	2.06%	2.86%	1.78%	(1.76)%	$2,144	—
Year Ended July 31, 2020	(55.43)%	2.97%	1.78%	(0.47)%	$1,564	—
Service Class
Year Ended July 31, 2024	(18.40)%	3.32%	2.78%	2.52%	$8	—
Year Ended July 31, 2023	(20.13)%	3.38%	2.78%	1.26%	$19	—
Year Ended July 31, 2022	16.35%	3.79%	2.78%	(2.45)%	$17	—
Year Ended July 31, 2021	0.84%	3.86%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	(55.85)%	3.97%	2.78%	(1.47)%	$65	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(e)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2024	$9.14	0.32	(0.84)		(0.52)	(0.28)	(0.28)	$8.34
Year Ended July 31, 2023	$8.10	0.21	0.83		1.04	—	—	$9.14
Year Ended July 31, 2022	$8.19	(0.10)	0.01		(0.09)	—	—	$8.10
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)		(3.26)	—	—	$8.19
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)		(1.44)	—	—	$11.45
Service Class
Year Ended July 31, 2024	$7.85	0.24	(0.76)		(0.52)	(0.19)	(0.19)	$7.14
Year Ended July 31, 2023	$7.03	0.13	0.69		0.82	—	—	$7.85
Year Ended July 31, 2022	$7.19	(0.17)	0.01		(0.16)	—	—	$7.03
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)		(2.96)	—	—	$7.19
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)		(1.38)	—	—	$10.15
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2024	$34.49	1.17	(4.04)		(2.87)	(4.99)	(4.99)	$26.63
Year Ended July 31, 2023(c)	$37.05	0.98	(3.54	)(d)	(2.56)	—	—	$34.49
Year Ended July 31, 2022(c)	$34.71	(0.55)	2.89		2.34	—	—	$37.05
Year Ended July 31, 2021(c)	$57.13	(0.75)	(21.67)		(22.42)	—	—	$34.71
Year Ended July 31, 2020(c)	$65.49	(0.65)	(7.21)		(7.86)	(0.50)	(0.50)	$57.13
Service Class
Year Ended July 31, 2024	$32.09	0.86	(3.78)		(2.92)	(4.65)	(4.65)	$24.52
Year Ended July 31, 2023(c)	$34.76	0.63	(3.30	)(d)	(2.67)	—	—	$32.09
Year Ended July 31, 2022(c)	$32.93	(0.90)	2.73		1.83	—	—	$34.76
Year Ended July 31, 2021(c)	$54.82	(1.15)	(20.74)		(21.89)	—	—	$32.93
Year Ended July 31, 2020(c)	$62.98	(1.30)	(6.86)		(8.16)	—	—	$54.82

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2024	(5.70)%	2.98%	1.78%	3.49%	$1,153	—
Year Ended July 31, 2023	12.84%	3.19%	1.78%	2.29%	$1,817	—
Year Ended July 31, 2022	(1.10)%	5.81%	1.78%	(1.28)%	$1,875	—
Year Ended July 31, 2021	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
Year Ended July 31, 2020	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
Service Class
Year Ended July 31, 2024	(6.63)%	3.98%	2.78%	2.49%	$6	—
Year Ended July 31, 2023	11.66%	4.19%	2.78%	1.29%	$112	—
Year Ended July 31, 2022	(2.23)%	6.81%	2.78%	(2.28)%	$14	—
Year Ended July 31, 2021	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2024	(9.45)%	2.71%	1.78%	3.44%	$618	—
Year Ended July 31, 2023(c)	(6.91)%	2.29%	1.78%	2.57%	$1,728	—
Year Ended July 31, 2022(c)	6.77%	2.26%	1.78%	(1.56)%	$1,412	—
Year Ended July 31, 2021(c)	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
Year Ended July 31, 2020(c)	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
Service Class
Year Ended July 31, 2024	(10.39)%	3.71%	2.78%	2.44%	$30	—
Year Ended July 31, 2023(c)	(7.63)%	3.29%	2.78%	1.57%	$47	—
Year Ended July 31, 2022(c)	5.46%	3.26%	2.78%	(2.56)%	$162	—
Year Ended July 31, 2021(c)	(39.87)%	4.63%	2.78%	(2.77)%	$24	—
Year Ended July 31, 2020(c)	(13.02)%	4.28%	2.78%	(1.98)%	$33	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2024	$101.00	(0.47)	16.77	16.30	(0.82)	(0.82)	$116.48
Year Ended July 31, 2023	$102.43	(0.43)	2.47	2.04	(3.47)	(3.47)	$101.00
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)	(13.98)	(10.08)	(10.08)	$102.43
Year Ended July 31, 2021	$86.21	(0.88)	41.16	40.28	—	—	$126.49
Year Ended July 31, 2020	$89.25	(0.66)	(2.38)	(3.04)	—	—	$86.21
Service Class
Year Ended July 31, 2024	$76.53	(1.24)	12.69	11.45	(0.82)	(0.82)	$87.16
Year Ended July 31, 2023	$79.28	(1.17)	1.89	0.72	(3.47)	(3.47)	$76.53
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)	(11.73)	(10.08)	(10.08)	$79.28
Year Ended July 31, 2021	$69.60	(1.76)	33.25	31.49	—	—	$101.09
Year Ended July 31, 2020	$72.78	(1.36)	(1.82)	(3.18)	—	—	$69.60
Small-Cap ProFund
Investor Class
Year Ended July 31, 2024	$103.50	1.45	10.96	12.41	—	—	$115.91
Year Ended July 31, 2023	$98.02	0.64	4.84	5.48	—	—	$103.50
Year Ended July 31, 2022	$117.00	(1.20)	(17.78)	(18.98)	—	—	$98.02
Year Ended July 31, 2021	$78.58	(1.51)	39.93	38.42	—	—	$117.00
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)	(6.65)	—	—	$78.58
Service Class
Year Ended July 31, 2024	$83.13	0.64	8.41	9.05	—	—	$92.18
Year Ended July 31, 2023	$79.51	(0.12)	3.74	3.62	—	—	$83.13
Year Ended July 31, 2022	$95.85	(2.09)	(14.25)	(16.34)	—	—	$79.51
Year Ended July 31, 2021	$65.02	(2.40)	33.23	30.83	—	—	$95.85
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)	(6.22)	—	—	$65.02

			Ratios to Average Net Assets				Supplemental Data
	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2024	16.26	%(c)	2.14%	1.78%		(0.49)%	$5,777	251%
Year Ended July 31, 2023	2.38	%(d)	2.16%	1.84%		(0.47)%	$3,818	239%
Year Ended July 31, 2022	(12.08	)%(e)	1.95%	1.92%		(0.87)%	$9,587	462%
Year Ended July 31, 2021	46.72%		1.60%	1.60%		(0.81)%	$9,062	659%
Year Ended July 31, 2020	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
Service Class
Year Ended July 31, 2024	15.10	%(c)	3.14%	2.78%		(1.49)%	$994	251%
Year Ended July 31, 2023	1.38	%(d)	3.16%	2.84%		(1.47)%	$485	239%
Year Ended July 31, 2022	(12.94	)%(e)	2.95%	2.92%		(1.87)%	$1,235	462%
Year Ended July 31, 2021	45.24%		2.60%	2.60%		(1.81)%	$833	659%
Year Ended July 31, 2020	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
Small-Cap ProFund
Investor Class
Year Ended July 31, 2024	11.99	%(f)	2.44%	1.78%		1.46%	$4,265	641%
Year Ended July 31, 2023	5.59	%(g)	2.76%	1.78%		0.69%	$5,370	546%
Year Ended July 31, 2022	(16.22	)%(h)	2.18%	1.78%		(1.10)%	$2,627	137%
Year Ended July 31, 2021	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
Year Ended July 31, 2020	(7.80	)%(i)	2.42%	2.07	%(j)	(0.98)%	$3,030	109%
Service Class
Year Ended July 31, 2024	10.87	%(f)	3.44%	2.78%		0.46%	$761	641%
Year Ended July 31, 2023	4.54	%(g)	3.76%	2.78%		(0.31)%	$348	546%
Year Ended July 31, 2022	(17.05	)%(h)	3.18%	2.78%		(2.10)%	$320	137%
Year Ended July 31, 2021	47.43%		3.03%	2.81%		(2.40)%	$668	115%
Year Ended July 31, 2020	(8.74	)%(i)	3.42%	3.07	%(j)	(1.98)%	$237	109%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(d)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.

(e)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(f)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.14%.

(g)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.

(h)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(i)  During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.

(j)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2024	$103.01	0.25	7.66 (c)	7.91	—	—	—
Year Ended July 31, 2023	$100.64	(0.32)	4.07 (c)	3.75	—	(1.38)	(1.38)
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)
Service Class
Year Ended July 31, 2024	$81.28	(0.52)	5.87 (c)	5.35	—	—	—
Year Ended July 31, 2023	$80.51	(1.08)	3.23 (c)	2.15	—	(1.38)	(1.38)
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$116.43	0.37	33.91	34.28	—	(0.47)	(0.47)
Year Ended July 31, 2023	$90.44	0.09	25.90	25.99	—	—	—
Year Ended July 31, 2022	$124.76	(1.07)	(24.11)	(25.18)	—	(9.14)	(9.14)
Year Ended July 31, 2021	$75.45	(0.90)	52.38	51.48	—	(2.17)	(2.17)
Year Ended July 31, 2020(g)	$49.47	(0.29)	26.27	25.98	—	—	—
Service Class
Year Ended July 31, 2024	$91.70	(0.63)	26.40	25.77	—	(0.47)	(0.47)
Year Ended July 31, 2023	$71.94	(0.58)	20.34	19.76	—	—	—
Year Ended July 31, 2022	$101.80	(2.00)	(18.72)	(20.72)	—	(9.14)	(9.14)
Year Ended July 31, 2021	$62.48	(1.70)	43.19	41.49	—	(2.17)	(2.17)
Year Ended July 31, 2020(g)	$41.38	(0.75)	21.85	21.10	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2024	$110.92	7.68	%(d)	2.34%	1.82%		0.26%	$51,425	915%
Year Ended July 31, 2023	$103.01	3.88	%(e)	2.00%	1.98	%(f)	(0.34)%	$2,765	510%
Year Ended July 31, 2022	$100.64	(3.94)%		1.68%	1.68%		(0.02)%	$8,441	638%
Year Ended July 31, 2021	$104.97	62.67%		1.61%	1.61%		0.12%	$14,775	547%
Year Ended July 31, 2020	$64.53	(17.55)%		2.02%	2.02	%(f)	(0.22)%	$4,232	624%
Service Class
Year Ended July 31, 2024	$86.63	6.58	%(d)	3.34%	2.82%		(0.74)%	$800	915%
Year Ended July 31, 2023	$81.28	2.83	%(e)	3.00%	2.98	%(f)	(1.34)%	$520	510%
Year Ended July 31, 2022	$80.51	(4.90)%		2.68%	2.68%		(1.02)%	$790	638%
Year Ended July 31, 2021	$84.68	61.08%		2.61%	2.61%		(0.88)%	$770	547%
Year Ended July 31, 2020	$52.57	(18.37)%		3.02%	3.02	%(f)	(1.22)%	$320	624%
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$150.24	29.53%		1.52%	1.52%		0.29%	$86,309	116%
Year Ended July 31, 2023	$116.43	28.72%		1.58%	1.58%		0.11%	$74,931	139%
Year Ended July 31, 2022	$90.44	(22.70)%		1.48%	1.48%		(0.93)%	$44,187	51%
Year Ended July 31, 2021	$124.76	69.21%		1.55%	1.55%		(0.97)%	$95,384	114%
Year Ended July 31, 2020(g)	$75.45	52.51%		1.65%	1.65%		(0.51)%	$86,988	177%
Service Class
Year Ended July 31, 2024	$117.00	28.20%		2.52%	2.52%		(0.71)%	$4,488	116%
Year Ended July 31, 2023	$91.70	27.45%		2.58%	2.58%		(0.89)%	$4,815	139%
Year Ended July 31, 2022	$71.94	(23.48)%		2.48%	2.48%		(1.93)%	$3,393	51%
Year Ended July 31, 2021	$101.80	67.57%		2.55%	2.55%		(1.97)%	$6,454	114%
Year Ended July 31, 2020(g)	$62.48	50.97%		2.65%	2.65%		(1.51)%	$2,858	177%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(e)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Year Ended July 31, 2024	$16.28	0.52	(4.58)	(4.06)	(0.79)	—	(0.79)
Year Ended July 31, 2023	$20.70	0.50	(4.92)	(4.42)	—	—	—
Year Ended July 31, 2022	$21.42	(0.29)	(0.43)	(0.72)	—	—	—
Year Ended July 31, 2021(c)	$43.58	(0.53)	(21.48)	(22.01)	(0.15)	—	(0.15)
Year Ended July 31, 2020(c)	$76.76	(0.52)	(32.66)	(33.18)	—	—	—
Service Class
Year Ended July 31, 2024	$14.39	0.40	(4.10)	(3.70)	(0.65)	—	(0.65)
Year Ended July 31, 2023	$18.33	0.40	(4.34)	(3.94)	—	—	—
Year Ended July 31, 2022	$19.19	(0.48)	(0.38)	(0.86)	—	—	—
Year Ended July 31, 2021(c)	$39.25	(0.81)	(19.25)	(20.06)	—	—	—
Year Ended July 31, 2020(c)	$69.86	(1.12)	(29.49)	(30.61)	—	—	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2024	$94.19	1.05	33.03	34.08	(0.88)	—	(0.88)
Year Ended July 31, 2023	$90.03	0.54	10.71	11.25	(0.02)	(7.07)	(7.09)
Year Ended July 31, 2022	$112.96	(0.33)	(15.63)	(15.96)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)
Year Ended July 31, 2020	$67.93	0.06	4.37	4.43	(0.33)	—	(0.33)
Service Class
Year Ended July 31, 2024	$70.23	0.31	24.14	24.45	(0.06)	—	(0.06)
Year Ended July 31, 2023	$69.92	(0.06)	7.44	7.38	—	(7.07)	(7.07)
Year Ended July 31, 2022	$90.15	(1.15)	(12.11)	(13.26)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)
Year Ended July 31, 2020	$56.36	(0.49)	3.53	3.04	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraBear ProFund
Investor Class
Year Ended July 31, 2024	$11.43	(25.54)%	1.87%	1.78%	3.55%	$6,076	—
Year Ended July 31, 2023	$16.28	(21.35)%	1.82%	1.78%	2.44%	$9,454	—
Year Ended July 31, 2022	$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
Year Ended July 31, 2021(c)	$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
Year Ended July 31, 2020(c)	$43.58	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
Service Class
Year Ended July 31, 2024	$10.04	(26.25)%	2.87%	2.78%	2.55%	$82	—
Year Ended July 31, 2023	$14.39	(21.58)%	2.38%	2.34%	1.88%	$22	—
Year Ended July 31, 2022	$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
Year Ended July 31, 2021(c)	$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
Year Ended July 31, 2020(c)	$39.25	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2024	$127.39	36.18%	1.50%	1.49%	1.03%	$142,971	217%
Year Ended July 31, 2023	$94.19	15.56%	1.52%	1.52%	0.69%	$114,312	100%
Year Ended July 31, 2022	$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
Year Ended July 31, 2021	$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
Year Ended July 31, 2020	$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
Service Class
Year Ended July 31, 2024	$94.62	34.82%	2.50%	2.49%	0.03%	$2,321	217%
Year Ended July 31, 2023	$70.23	14.41%	2.52%	2.52%	(0.31)%	$3,754	100%
Year Ended July 31, 2022	$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
Year Ended July 31, 2021	$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
Year Ended July 31, 2020	$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Year Ended July 31, 2024	$35.75	0.18	(15.56)	(15.38)	(0.84)	—	(0.84)
Year Ended July 31, 2023(c)	$34.33	(0.17)	1.59	1.42	—	—	—
Year Ended July 31, 2022(c)	$118.04	(0.20)	(83.51)	(83.71)	—	—	—
Year Ended July 31, 2021(c)	$173.10	(2.30)	(52.76)	(55.06)	—	—	—
Year Ended July 31, 2020(c)	$114.20	(0.50)	59.50	59.00	(0.10)	—	(0.10)
Service Class
Year Ended July 31, 2024	$30.78	(0.03)	(13.44)	(13.47)	(0.50)	—	(0.50)
Year Ended July 31, 2023(c)	$29.87	(0.44)	1.35	0.91	—	—	—
Year Ended July 31, 2022(c)	$103.68	(0.60)	(73.21)	(73.81)	—	—	—
Year Ended July 31, 2021(c)	$153.59	(4.20)	(45.71)	(49.91)	—	—	—
Year Ended July 31, 2020(c)	$102.33	(1.70)	52.96	51.26	—	—	—
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2024	$61.13	0.78	15.00	15.78	(0.64)	—	(0.64)
Year Ended July 31, 2023	$54.64	0.50	5.99	6.49	—	—	—
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)
Year Ended July 31, 2020(d)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)
Service Class
Year Ended July 31, 2024	$50.88	0.24	12.31	12.55	(0.22)	—	(0.22)
Year Ended July 31, 2023	$45.93	0.06	4.89	4.95	—	—	—
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)
Year Ended July 31, 2020(d)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraChina ProFund
Investor Class
Year Ended July 31, 2024	$19.53	(43.56)%	1.77%	1.77%	0.76%	$17,094	159%
Year Ended July 31, 2023(c)	$35.75	4.23%	1.81%	1.81%	(0.59)%	$24,128	222%
Year Ended July 31, 2022(c)	$34.33	(70.93)%	1.74%	1.74%	(0.37)%	$15,352	243%
Year Ended July 31, 2021(c)	$118.04	(31.83)%	1.67%	1.67%	(1.05)%	$17,626	255%
Year Ended July 31, 2020(c)	$173.10	51.69%	1.79%	1.79%	(0.42)%	$14,973	314%
Service Class
Year Ended July 31, 2024	$16.81	(44.14)%	2.77%	2.77%	(0.24)%	$374	159%
Year Ended July 31, 2023(c)	$30.78	2.94%	2.80%	2.80%	(1.58)%	$1,208	222%
Year Ended July 31, 2022(c)	$29.87	(71.17)%	2.74%	2.74%	(1.37)%	$788	243%
Year Ended July 31, 2021(c)	$103.68	(32.49)%	2.67%	2.67%	(2.05)%	$423	255%
Year Ended July 31, 2020(c)	$153.59	50.15%	2.79%	2.79%	(1.42)%	$2,654	314%
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2024	$76.27	25.95%	1.58%	1.57%	1.21%	$37,746	28%
Year Ended July 31, 2023	$61.13	11.86%	1.62%	1.62%	0.94%	$29,992	31%
Year Ended July 31, 2022	$54.64	(13.07)%	1.54%	1.54%	(0.14)%	$32,075	10%
Year Ended July 31, 2021	$66.90	73.58%	1.59%	1.59%	(0.45)%	$39,210	16%
Year Ended July 31, 2020(d)	$39.32	(15.15)%	1.72%	1.72%	0.26%	$26,124	6%
Service Class
Year Ended July 31, 2024	$63.21	24.72%	2.57%	2.56%	0.22%	$1,659	28%
Year Ended July 31, 2023	$50.88	10.75%	2.60%	2.60%	(0.04)%	$1,131	31%
Year Ended July 31, 2022	$45.93	(13.94)%	2.54%	2.54%	(1.14)%	$738	10%
Year Ended July 31, 2021	$57.42	71.85%	2.59%	2.59%	(1.45)%	$1,203	16%
Year Ended July 31, 2020(d)	$34.20	(15.95)%	2.72%	2.72%	(0.74)%	$648	6%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

(d)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2024	$48.79	0.75	(0.58)	0.17	(0.79)	(0.79)
Year Ended July 31, 2023	$41.78	0.74	6.66	7.40	(0.39)	(0.39)
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—
Year Ended July 31, 2020	$51.58	— (e)	10.62	10.62	—	—
Service Class
Year Ended July 31, 2024	$43.74	0.35	(0.58)	(0.23)	(0.34)	(0.34)
Year Ended July 31, 2023	$37.48	0.38	5.88	6.26	—	—
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—
UltraInternational ProFund
Investor Class
Year Ended July 31, 2024	$17.61	0.60	1.40 (h)	2.00	—	—
Year Ended July 31, 2023	$14.71	0.38	2.52	2.90	—	—
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33)	(2.42)	—	—
Service Class
Year Ended July 31, 2024	$15.16	0.45	1.06 (h)	1.51	—	—
Year Ended July 31, 2023	$12.76	0.25	2.15	2.40	—	—
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06)	(2.28)	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2024	$48.17	0.47	%(c)	2.10%	1.78%	1.70%		$7,422	163%
Year Ended July 31, 2023	$48.79	17.98%		2.04%	1.82%	1.81%		$8,199	292%
Year Ended July 31, 2022	$41.78	(47.53	)%(d)	1.99%	1.92%	1.00%		$5,666	265%
Year Ended July 31, 2021	$79.62	28.02%		1.78%	1.77%	(0.64)%		$8,976	211%
Year Ended July 31, 2020	$62.20	20.59	%(f)	1.94%	1.85%	—	%(g)	$13,176	240%
Service Class
Year Ended July 31, 2024	$43.17	(0.48	)%(c)	3.10%	2.78%	0.70%		$80	163%
Year Ended July 31, 2023	$43.74	16.73%		3.04%	2.82%	0.81%		$123	292%
Year Ended July 31, 2022	$37.48	(48.05	)%(d)	2.99%	2.92%	—	%(g)	$95	265%
Year Ended July 31, 2021	$72.13	26.78%		2.78%	2.77%	(1.64)%		$345	211%
Year Ended July 31, 2020	$56.90	19.41	%(f)	2.94%	2.85%	(1.00)%		$353	240%
UltraInternational ProFund
Investor Class
Year Ended July 31, 2024	$19.61	11.36%		2.36%	1.78%	3.50%		$3,705	—
Year Ended July 31, 2023	$17.61	19.71%		2.27%	1.78%	2.49%		$5,184	—
Year Ended July 31, 2022	$14.71	(30.81)%		2.82%	1.78%	(1.55)%		$2,322	—
Year Ended July 31, 2021	$21.26	61.55%		2.31%	1.78%	(1.76)%		$3,101	—
Year Ended July 31, 2020	$13.16	(15.53)%		2.61%	1.87%	(0.60)%		$4,078	—
Service Class
Year Ended July 31, 2024	$16.67	9.96%		3.36%	2.78%	2.50%		$51	—
Year Ended July 31, 2023	$15.16	18.72%		3.27%	2.78%	1.49%		$232	—
Year Ended July 31, 2022	$12.76	(31.53)%		3.82%	2.78%	(2.55)%		$25	—
Year Ended July 31, 2021	$18.65	60.22%		3.31%	2.78%	(2.76)%		$51	—
Year Ended July 31, 2020	$11.64	(16.38)%		3.61%	2.87%	(1.60)%		$70	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.32%.

(d)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(e)  Amount is less than $0.005.

(f)  During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.

(g)  Amount is less than 0.005%.

(h)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2024	$40.37	1.61	13.88	15.49	(1.29)	(2.51)	(3.80)
Year Ended July 31, 2023	$28.05	0.66	11.66	12.32	—	—	—
Year Ended July 31, 2022	$31.75	(0.45)	1.09	0.64	—	(4.34)	(4.34)
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)	(1.06)	—	—	—
Service Class
Year Ended July 31, 2024	$32.21	1.25	10.73	11.98	(1.03)	(2.51)	(3.54)
Year Ended July 31, 2023	$22.60	0.42	9.19	9.61	—	—	—
Year Ended July 31, 2022	$26.53	(0.69)	1.10	0.41	—	(4.34)	(4.34)
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)	(1.08)	—	—	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2024	$19.16	0.88	(4.72)	(3.84)	(0.88)	—	(0.88)
Year Ended July 31, 2023	$14.68	1.25	4.74	5.99	(1.51)	—	(1.51)
Year Ended July 31, 2022	$19.08	1.13	(4.70)	(3.57)	(0.83)	—	(0.83)
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—	(0.43)
Service Class
Year Ended July 31, 2024	$18.60	0.71	(4.58)	(3.87)	(0.81)	—	(0.81)
Year Ended July 31, 2023	$14.20	1.11	4.60	5.71	(1.31)	—	(1.31)
Year Ended July 31, 2022	$18.34	0.97	(4.54)	(3.57)	(0.57)	—	(0.57)
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2024	$52.06	37.61%		1.77%	1.76%	3.36%	$24,157	—
Year Ended July 31, 2023	$40.37	43.92%		1.84%	1.78%	2.18%	$21,211	—
Year Ended July 31, 2022	$28.05	(0.05)%		1.81%	1.78%	(1.56)%	$12,750	—
Year Ended July 31, 2021	$31.75	52.57%		1.80%	1.78%	(1.77)%	$14,600	—
Year Ended July 31, 2020	$20.81	(4.85)%		1.94%	1.86%	(0.77)%	$10,556	—
Service Class
Year Ended July 31, 2024	$40.65	36.31%		2.74%	2.73%	2.39%	$176	—
Year Ended July 31, 2023	$32.21	42.52%		2.81%	2.75%	1.21%	$675	—
Year Ended July 31, 2022	$22.60	(1.04)%		2.81%	2.78%	(2.56)%	$115	—
Year Ended July 31, 2021	$26.53	51.08%		2.80%	2.78%	(2.77)%	$143	—
Year Ended July 31, 2020	$17.56	(5.79)%		2.94%	2.86%	(1.77)%	$109	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2024	$14.44	(21.41)%		1.90%	1.84%	5.10%	$7,225	111%
Year Ended July 31, 2023	$19.16	44.70%		1.93%	1.93%	8.06%	$11,456	114%
Year Ended July 31, 2022	$14.68	(18.44	)%(c)	1.73%	1.73%	6.86%	$9,583	141%
Year Ended July 31, 2021	$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
Year Ended July 31, 2020	$10.61	(66.27	)%(d)	1.71%	1.71%	1.46%	$15,724	237%
Service Class
Year Ended July 31, 2024	$13.92	(22.11)%		2.90%	2.84%	4.10%	$63	111%
Year Ended July 31, 2023	$18.60	43.62%		2.84%	2.84%	7.15%	$122	114%
Year Ended July 31, 2022	$14.20	(19.32	)%(c)	2.73%	2.73%	5.86%	$108	141%
Year Ended July 31, 2021	$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
Year Ended July 31, 2020	$10.26	(66.59	)%(d)	2.70%	2.70%	0.47%	$98	237%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

(d)  During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2024	$57.42	0.54	11.06	11.60	(0.34)	—	(0.34)
Year Ended July 31, 2023	$52.47	0.25	4.70	4.95	—	—	—
Year Ended July 31, 2022	$66.78	(0.23)	(10.83)	(11.06)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)	(0.98)
Service Class
Year Ended July 31, 2024	$44.60	0.09	8.41	8.50	(0.24)	—	(0.24)
Year Ended July 31, 2023	$41.17	(0.14)	3.57	3.43	—	—	—
Year Ended July 31, 2022	$53.58	(0.72)	(8.44)	(9.16)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)	(0.84)
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	$73.77	0.50	27.59	28.09	(0.47)	—	(0.47)
Year Ended July 31, 2023	$58.68	0.19	17.02	17.21	—	(2.12)	(2.12)
Year Ended July 31, 2022	$99.86	(0.71)	(26.13)	(26.84)	—	(14.34)	(14.34)
Year Ended July 31, 2021(c)	$62.28	(0.82)	45.88	45.06	—	(7.48)	(7.48)
Year Ended July 31, 2020(c)	$39.32	(0.26)	25.83	25.57	—	(2.61)	(2.61)
Service Class
Year Ended July 31, 2024	$51.26	(0.07)	18.86	18.79	— (d)	—	— (d)
Year Ended July 31, 2023	$42.12	(0.18)	11.44	11.26	—	(2.12)	(2.12)
Year Ended July 31, 2022	$76.18	(1.31)	(18.41)	(19.72)	—	(14.34)	(14.34)
Year Ended July 31, 2021(c)	$49.32	(1.43)	35.77	34.34	—	(7.48)	(7.48)
Year Ended July 31, 2020(c)	$31.89	(0.61)	20.65	20.04	—	(2.61)	(2.61)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2024	$68.68	20.30%	1.57%	1.57%	0.97%	$43,236	63%
Year Ended July 31, 2023	$57.42	9.41%	1.59%	1.59%	0.50%	$38,109	22%
Year Ended July 31, 2022	$52.47	(17.57)%	1.51%	1.51%	(0.38)%	$43,761	28%
Year Ended July 31, 2021	$66.78	103.44%	1.53%	1.53%	(0.62)%	$61,650	40%
Year Ended July 31, 2020	$32.83	(24.24)%	1.66%	1.66%	(0.12)%	$30,383	63%
Service Class
Year Ended July 31, 2024	$52.86	19.15%	2.57%	2.57%	(0.03)%	$4,530	63%
Year Ended July 31, 2023	$44.60	8.33%	2.59%	2.59%	(0.50)%	$832	22%
Year Ended July 31, 2022	$41.17	(18.40)%	2.51%	2.51%	(1.38)%	$859	28%
Year Ended July 31, 2021	$53.58	101.47%	2.53%	2.53%	(1.61)%	$1,231	40%
Year Ended July 31, 2020	$26.59	(24.99)%	2.66%	2.66%	(1.12)%	$636	63%
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	$101.39	38.03%	1.50%	1.50%	0.60%	$941,400	22%
Year Ended July 31, 2023	$73.77	32.59%	1.53%	1.53%	0.37%	$773,820	60%
Year Ended July 31, 2022	$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
Year Ended July 31, 2021(c)	$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
Year Ended July 31, 2020(c)	$62.28	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
Service Class
Year Ended July 31, 2024	$70.05	36.66%	2.50%	2.50%	(0.40)%	$20,292	22%
Year Ended July 31, 2023	$51.26	31.25%	2.53%	2.53%	(0.63)%	$18,474	60%
Year Ended July 31, 2022	$42.12	(32.60)%	2.47%	2.47%	(1.87)%	$14,120	51%
Year Ended July 31, 2021(c)	$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
Year Ended July 31, 2020(c)	$49.32	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(d)  Amount is less than $0.005.
See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort China ProFund
Investor Class
Year Ended July 31, 2024	$5.45	0.24	1.61	1.85	(0.22)	(0.22)
Year Ended July 31, 2023	$12.64	0.24	(7.43)	(7.19)	—	—
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)	(5.16)	—	—
Year Ended July 31, 2021	$20.11	(0.22)	(2.09)	(2.31)	—	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)	(26.85)	(0.19)	(0.19)
Service Class
Year Ended July 31, 2024	$4.73	0.18	1.37	1.55	(0.18)	(0.18)
Year Ended July 31, 2023	$11.02	0.18	(6.47)	(6.29)	—	—
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)	(4.61)	—	—
Year Ended July 31, 2021	$17.88	(0.34)	(1.91)	(2.25)	—	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)	(24.24)	—	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2024	$17.08	0.56	(3.67)	(3.11)	(0.35)	(0.35)
Year Ended July 31, 2023	$20.36	0.44	(3.72)	(3.28)	—	—
Year Ended July 31, 2022	$20.44	(0.30)	0.22	(0.08)	—	—
Year Ended July 31, 2021(c)	$40.04	(0.49)	(19.11)	(19.60)	—	—
Year Ended July 31, 2020(c)	$60.15	(0.56)	(19.35)	(19.91)	(0.20)	(0.20)
Service Class
Year Ended July 31, 2024	$14.67	0.42	(3.21)	(2.79)	(0.26)	(0.26)
Year Ended July 31, 2023	$17.62	0.28	(3.23)	(2.95)	—	—
Year Ended July 31, 2022	$17.86	(0.47)	0.23	(0.24)	—	—
Year Ended July 31, 2021(c)	$35.34	(0.74)	(16.74)	(17.48)	—	—
Year Ended July 31, 2020(c)	$53.45	(1.00)	(17.11)	(18.11)	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort China ProFund
Investor Class
Year Ended July 31, 2024	$7.08	34.30%	3.25%	1.78%	3.51%	$968	—
Year Ended July 31, 2023	$5.45	(56.88)%	3.47%	1.78%	2.71%	$3,071	—
Year Ended July 31, 2022	$12.64	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
Year Ended July 31, 2021	$17.80	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
Year Ended July 31, 2020	$20.11	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
Service Class
Year Ended July 31, 2024	$6.10	32.77%	4.20%	2.73%	2.56%	$19	—
Year Ended July 31, 2023	$4.73	(56.99)%	4.15%	2.46%	2.03%	$3	—
Year Ended July 31, 2022	$11.02	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
Year Ended July 31, 2021	$15.63	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
Year Ended July 31, 2020	$17.88	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2024	$13.62	(18.44)%	2.76%	1.78%	3.53%	$1,916	—
Year Ended July 31, 2023	$17.08	(16.11)%	2.70%	1.78%	2.26%	$3,001	—
Year Ended July 31, 2022	$20.36	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
Year Ended July 31, 2021(c)	$20.44	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
Year Ended July 31, 2020(c)	$40.04	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
Service Class
Year Ended July 31, 2024	$11.62	(19.23)%	3.76%	2.78%	2.53%	$42	—
Year Ended July 31, 2023	$14.67	(16.74)%	3.60%	2.68%	1.36%	$44	—
Year Ended July 31, 2022	$17.62	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
Year Ended July 31, 2021(c)	$17.86	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
Year Ended July 31, 2020(c)	$35.34	(33.91)%	3.17%	2.78%	(2.01)%	$316	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2024	$19.62	0.73	(2.21)	(1.48)	(1.37)	(1.37)
Year Ended July 31, 2023	$28.93	0.63	(9.94)	(9.31)	—	—
Year Ended July 31, 2022	$23.19	(0.39)	6.13	5.74	—	—
Year Ended July 31, 2021(c)	$39.50	(0.45)	(15.86)	(16.31)	—	—
Year Ended July 31, 2020(c)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)
Service Class
Year Ended July 31, 2024	$17.34	0.55	(2.04)	(1.49)	(0.87)	(0.87)
Year Ended July 31, 2023	$25.83	0.39	(8.88)	(8.49)	—	—
Year Ended July 31, 2022	$20.93	(0.63)	5.53	4.90	—	—
Year Ended July 31, 2021(c)	$35.98	(0.69)	(14.36)	(15.05)	—	—
Year Ended July 31, 2020(c)	$69.37	(1.00)	(32.39)	(33.39)	—	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2024	$19.74	0.68	(2.82)	(2.14)	(0.74)	(0.74)
Year Ended July 31, 2023	$26.52	0.55	(7.33)	(6.78)	—	—
Year Ended July 31, 2022	$22.38	(0.34)	4.48	4.14	—	—
Year Ended July 31, 2021(c)	$42.06	(0.51)	(19.17)	(19.68)	—	—
Year Ended July 31, 2020(c)	$54.21	(0.48)	(11.27)	(11.75)	(0.40)	(0.40)
Service Class
Year Ended July 31, 2024	$17.32	0.51	(2.56)	(2.05)	(0.43)	(0.43)
Year Ended July 31, 2023	$23.51	0.34	(6.53)	(6.19)	—	—
Year Ended July 31, 2022	$20.04	(0.57)	4.04	3.47	—	—
Year Ended July 31, 2021(c)	$38.07	(0.78)	(17.25)	(18.03)	—	—
Year Ended July 31, 2020(c)	$49.12	(0.96)	(10.09)	(11.05)	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2024	$16.77	(8.31)%	5.74%	1.78%	3.52%	$349	—
Year Ended July 31, 2023	$19.62	(32.18)%	3.67%	1.78%	2.28%	$312	—
Year Ended July 31, 2022	$28.93	24.75%	3.73%	1.78%	(1.43)%	$1,247	—
Year Ended July 31, 2021(c)	$23.19	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
Year Ended July 31, 2020(c)	$39.50	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
Service Class
Year Ended July 31, 2024	$14.98	(9.27)%	6.74%	2.78%	2.52%	$13	—
Year Ended July 31, 2023	$17.34	(32.86)%	4.67%	2.78%	1.28%	$13	—
Year Ended July 31, 2022	$25.83	23.52%	4.73%	2.78%	(2.43)%	$31	—
Year Ended July 31, 2021(c)	$20.93	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
Year Ended July 31, 2020(c)	$35.98	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2024	$16.86	(11.20)%	2.93%	1.78%	3.50%	$2,097	—
Year Ended July 31, 2023	$19.74	(25.57)%	2.45%	1.78%	2.19%	$2,569	—
Year Ended July 31, 2022	$26.52	18.50%	2.60%	1.78%	(1.41)%	$2,640	—
Year Ended July 31, 2021(c)	$22.38	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
Year Ended July 31, 2020(c)	$42.06	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
Service Class
Year Ended July 31, 2024	$14.84	(12.25)%	3.93%	2.78%	2.50%	$4	—
Year Ended July 31, 2023	$17.32	(26.31)%	3.45%	2.78%	1.19%	$4	—
Year Ended July 31, 2022	$23.51	17.30%	3.60%	2.78%	(2.41)%	$6	—
Year Ended July 31, 2021(c)	$20.04	(47.32)%	4.14%	2.79%	(2.78)%	$5	—
Year Ended July 31, 2020(c)	$38.07	(22.48)%	3.83%	2.78%	(1.95)%	$10	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2024	$6.77	0.18	(2.07)	(1.89)	(0.11)	(0.11)
Year Ended July 31, 2023	$10.18	0.19	(3.60)	(3.41)	—	—
Year Ended July 31, 2022	$12.53	(0.18)	(2.17)	(2.35)	—	—
Year Ended July 31, 2021	$22.23	(0.26)	(9.44)	(9.70)	—	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—
Service Class
Year Ended July 31, 2024	$5.88	0.13	(1.84)	(1.71)	—	—
Year Ended July 31, 2023	$8.96	0.12	(3.20)	(3.08)	—	—
Year Ended July 31, 2022	$11.16	(0.28)	(1.92)	(2.20)	—	—
Year Ended July 31, 2021	$19.96	(0.37)	(8.43)	(8.80)	—	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2024	$4.98	0.17	0.62	0.79	(0.11)	(0.11)
Year Ended July 31, 2023	$9.18	0.17	(4.37)	(4.20)	—	—
Year Ended July 31, 2022	$10.27	(0.15)	(0.94)	(1.09)	—	—
Year Ended July 31, 2021	$27.67	(0.32)	(17.08)	(17.40)	—	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)
Service Class
Year Ended July 31, 2024	$4.28	0.13	0.54	0.67	—	—
Year Ended July 31, 2023	$7.97	0.10	(3.79)	(3.69)	—	—
Year Ended July 31, 2022	$9.00	(0.25)	(0.78)	(1.03)	—	—
Year Ended July 31, 2021	$24.48	(0.47)	(15.01)	(15.48)	—	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)		Portfolio Turnover Rate(b)
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2024	$4.77	(28.39)%	5.02%	1.78%	3.26%	$1,304		—
Year Ended July 31, 2023	$6.77	(33.50)%	7.36%	1.78%	2.30%	$961		—
Year Ended July 31, 2022	$10.18	(18.75)%	10.76%	1.78%	(1.54)%	$199		—
Year Ended July 31, 2021	$12.53	(43.63)%	8.91%	1.78%	(1.77)%	$233		—
Year Ended July 31, 2020	$22.23	(31.26)%	4.87%	1.78%	(0.64)%	$842		—
Service Class
Year Ended July 31, 2024	$4.17	(29.03)%	6.02%	2.78%	2.26%	$—	(c)	—
Year Ended July 31, 2023	$5.88	(34.26)%	8.36%	2.78%	1.30%	$1		—
Year Ended July 31, 2022	$8.96	(19.71)%	11.76%	2.78%	(2.54)%	$1		—
Year Ended July 31, 2021	$11.16	(44.23)%	9.91%	2.78%	(2.77)%	$29		—
Year Ended July 31, 2020	$19.96	(31.87)%	5.87%	2.78%	(1.64)%	$2		—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2024	$5.66	16.68%	3.71%	1.78%	3.43%	$1,410		—
Year Ended July 31, 2023	$4.98	(45.75)%	3.95%	1.78%	2.42%	$1,721		—
Year Ended July 31, 2022	$9.18	(10.61)%	4.14%	1.78%	(1.48)%	$1,796		—
Year Ended July 31, 2021	$10.27	(62.88)%	3.28%	1.78%	(1.77)%	$804		—
Year Ended July 31, 2020	$27.67	0.22%	2.31%	1.78%	(0.87)%	$3,138		—
Service Class
Year Ended July 31, 2024	$4.95	15.65%	4.71%	2.78%	2.43%	$85		—
Year Ended July 31, 2023	$4.28	(46.30)%	4.95%	2.78%	1.42%	$3		—
Year Ended July 31, 2022	$7.97	(11.44)%	5.14%	2.78%	(2.48)%	$8		—
Year Ended July 31, 2021	$9.00	(63.24)%	4.28%	2.78%	(2.77)%	$9		—
Year Ended July 31, 2020	$24.48	(0.85)%	3.31%	2.78%	(1.87)%	$35		—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.50.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2024	$40.62	1.40	(9.16)	(7.76)	(1.78)	(1.78)
Year Ended July 31, 2023(c)	$51.24	1.13	(11.75)	(10.62)	—	—
Year Ended July 31, 2022(c)	$53.58	(0.80)	(1.54)	(2.34)	—	—
Year Ended July 31, 2021(c)	$131.61	(1.40)	(76.63)	(78.03)	—	—
Year Ended July 31, 2020(c)	$198.15	(2.00)	(63.74)	(65.74)	(0.80)	(0.80)
Service Class
Year Ended July 31, 2024	$35.10	1.05	(8.09)	(7.04)	(1.22)	(1.22)
Year Ended July 31, 2023(c)	$44.77	0.70	(10.37)	(9.67)	—	—
Year Ended July 31, 2022(c)	$47.28	(1.30)	(1.21)	(2.51)	—	—
Year Ended July 31, 2021(c)	$117.12	(2.10)	(67.74)	(69.84)	—	—
Year Ended July 31, 2020(c)	$177.19	(3.70)	(56.37)	(60.07)	—	—
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	$48.40	1.41	(15.89)	(14.48)	(2.41)	(2.41)
Year Ended July 31, 2023(d)	$78.98	1.97	(32.53)	(30.56)	(0.02)	(0.02)
Year Ended July 31, 2022(d)	$78.50	(0.90)	1.38	0.48	—	—
Year Ended July 31, 2021(d)(e)	$179.00	(2.05)	(98.35)	(100.40)	(0.10)	(0.10)
Year Ended July 31, 2020(d)(e)	$507.75	(2.80)	(324.35)	(327.15)	(1.60)	(1.60)
Service Class
Year Ended July 31, 2024	$44.91	1.03	(14.83)	(13.80)	(1.84)	(1.84)
Year Ended July 31, 2023(d)	$73.94	1.23	(30.26)	(29.03)	—	—
Year Ended July 31, 2022(d)	$74.25	(1.60)	1.29	(0.31)	—	—
Year Ended July 31, 2021(d)(e)	$171.01	(3.20)	(93.56)	(96.76)	—	—
Year Ended July 31, 2020(d)(e)	$488.16	(6.40)	(310.75)	(317.15)	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2024	$31.08	(19.79)%	5.07%	1.78%	3.48%	$532	—
Year Ended July 31, 2023(c)	$40.62	(20.66)%	3.54%	1.78%	2.31%	$975	—
Year Ended July 31, 2022(c)	$51.24	(4.48)%	3.56%	1.78%	(1.50)%	$1,424	—
Year Ended July 31, 2021(c)	$53.58	(59.27)%	3.22%	1.78%	(1.77)%	$1,443	—
Year Ended July 31, 2020(c)	$131.61	(33.28)%	2.94%	1.78%	(1.04)%	$2,728	—
Service Class
Year Ended July 31, 2024	$26.84	(20.62)%	6.07%	2.78%	2.48%	$21	—
Year Ended July 31, 2023(c)	$35.10	(21.63)%	4.54%	2.78%	1.31%	$42	—
Year Ended July 31, 2022(c)	$44.77	(5.29)%	4.56%	2.78%	(2.50)%	$53	—
Year Ended July 31, 2021(c)	$47.28	(59.61)%	4.22%	2.78%	(2.77)%	$20	—
Year Ended July 31, 2020(c)	$117.12	(33.92)%	3.94%	2.78%	(2.04)%	$21	—
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2024	$31.51	(31.02)%	2.01%	1.88%	3.42%	$9,819	—
Year Ended July 31, 2023(d)	$48.40	(38.71)%	1.66%	1.66%	2.50%	$16,415	—
Year Ended July 31, 2022(d)	$78.98	0.64%	1.68%	1.68%	(1.09)%	$100,824	—
Year Ended July 31, 2021(d)(e)	$78.50	(55.87)%	1.78%	1.78%	(1.76)%	$9,281	—
Year Ended July 31, 2020(d)(e)	$179.00	(64.81)%	1.82%	1.82%	(0.84)%	$9,454	—
Service Class
Year Ended July 31, 2024	$29.27	(31.66)%	2.97%	2.84%	2.46%	$46	—
Year Ended July 31, 2023(d)	$44.91	(39.26)%	2.64%	2.64%	1.52%	$69	—
Year Ended July 31, 2022(d)	$73.94	(0.40)%	2.68%	2.68%	(2.09)%	$168	—
Year Ended July 31, 2021(d)(e)	$74.25	(56.43)%	2.78%	2.78%	(2.76)%	$184	—
Year Ended July 31, 2020(d)(e)	$171.01	(65.08)%	2.82%	2.82%	(1.84)%	$174	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

(d)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(e)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2024	$6.50	0.23	(1.64)	(1.41)	(0.28)	(0.28)
Year Ended July 31, 2023	$8.06	0.20	(1.76)	(1.56)	—	—
Year Ended July 31, 2022	$7.27	(0.11)	0.90	0.79	—	—
Year Ended July 31, 2021	$20.12	(0.18)	(12.67)	(12.85)	—	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)	(10.58)	(0.08)	(0.08)
Service Class
Year Ended July 31, 2024	$5.86	0.17	(1.49)	(1.32)	(0.21)	(0.21)
Year Ended July 31, 2023	$7.36	0.12	(1.62)	(1.50)	—	—
Year Ended July 31, 2022	$6.71	(0.18)	0.83	0.65	—	—
Year Ended July 31, 2021	$18.74	(0.28)	(11.75)	(12.03)	—	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)	(10.12)	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2024	$62.24	0.45	9.72	10.17	(0.44)	(0.44)
Year Ended July 31, 2023	$60.08	0.28	1.88	2.16	—	—
Year Ended July 31, 2022	$89.55	(0.55)	(28.92)	(29.47)	—	—
Year Ended July 31, 2021	$41.81	(0.81)	48.55	47.74	—	—
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—
Service Class
Year Ended July 31, 2024	$49.40	(0.01)	7.56	7.55	(0.10)	(0.10)
Year Ended July 31, 2023	$48.18	(0.16)	1.38	1.22	—	—
Year Ended July 31, 2022	$72.53	(1.19)	(23.16)	(24.35)	—	—
Year Ended July 31, 2021	$34.20	(1.46)	39.79	38.33	—	—
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2024	$4.81	(22.36)%	2.38%	1.78%	3.46%	$2,818	—
Year Ended July 31, 2023	$6.50	(19.35)%	2.19%	1.78%	2.47%	$5,009	—
Year Ended July 31, 2022	$8.06	10.87%	2.32%	1.78%	(1.46)%	$4,194	—
Year Ended July 31, 2021	$7.27	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
Year Ended July 31, 2020	$20.12	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
Service Class
Year Ended July 31, 2024	$4.33	(23.13)%	3.38%	2.78%	2.46%	$106	—
Year Ended July 31, 2023	$5.86	(20.38)%	3.19%	2.78%	1.47%	$120	—
Year Ended July 31, 2022	$7.36	9.69%	3.32%	2.78%	(2.46)%	$159	—
Year Ended July 31, 2021	$6.71	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
Year Ended July 31, 2020	$18.74	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2024	$71.97	16.45%	1.71%	1.70%	0.79%	$57,725	46%
Year Ended July 31, 2023	$62.24	3.58%	1.67%	1.67%	0.51%	$50,344	97%
Year Ended July 31, 2022	$60.08	(32.91)%	1.60%	1.60%	(0.72)%	$52,577	46%
Year Ended July 31, 2021	$89.55	114.21%	1.62%	1.62%	(1.04)%	$100,147	27%
Year Ended July 31, 2020	$41.81	(27.85)%	1.80%	1.80%	(0.52)%	$33,767	143%
Service Class
Year Ended July 31, 2024	$56.85	15.29%	2.71%	2.70%	(0.21)%	$554	46%
Year Ended July 31, 2023	$49.40	2.53%	2.67%	2.67%	(0.49)%	$183	97%
Year Ended July 31, 2022	$48.18	(33.56)%	2.60%	2.60%	(1.72)%	$235	46%
Year Ended July 31, 2021	$72.53	112.08%	2.62%	2.62%	(2.04)%	$994	27%
Year Ended July 31, 2020	$34.20	(28.57)%	2.80%	2.80%	(1.52)%	$263	143%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2024	$39.69	1.29	(3.62)	(2.33)	(1.33)		(1.33)
Year Ended July 31, 2023	$50.72	0.96	(11.24)	(10.28)	(0.75)		(0.75)
Year Ended July 31, 2022	$69.24	(0.77)	(17.75)	(18.52)	—		—
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—		—
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)		(0.17)
Service Class
Year Ended July 31, 2024	$35.59	0.97	(3.33)	(2.36)	(0.87)		(0.87)
Year Ended July 31, 2023	$45.48	0.58	(10.20)	(9.62)	(0.27)		(0.27)
Year Ended July 31, 2022	$62.71	(1.36)	(15.87)	(17.23)	—		—
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—		—
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	—	(e)	— (e)
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$59.61	0.84	6.14	6.98	(0.93)		(0.93)
Year Ended July 31, 2023	$70.17	0.81	(10.74)	(9.93)	(0.63)		(0.63)
Year Ended July 31, 2022	$58.73	0.28	11.29	11.57	(0.13)		(0.13)
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(g)	(0.32)
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)		(1.04)
Service Class
Year Ended July 31, 2024	$54.87	0.33	5.67	6.00	(0.09)		(0.09)
Year Ended July 31, 2023	$64.64	0.23	(10.00)	(9.77)	—		—
Year Ended July 31, 2022	$54.53	(0.32)	10.43	10.11	—		—
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)		(0.92)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2024	$36.03	(5.75)%		1.92%	1.71	%(c)	3.68%	$12,726	—
Year Ended July 31, 2023	$39.69	(20.28)%		1.78%	1.78	%(c)	2.27%	$8,475	—
Year Ended July 31, 2022	$50.72	(26.76)%		1.41%	1.41%		(1.24)%	$8,264	— (d)
Year Ended July 31, 2021	$69.24	(19.47)%		1.51%	1.51%		(1.17)%	$24,182	99%
Year Ended July 31, 2020	$85.98	43.48%		1.40%	1.40%		0.09%	$21,927	392%
Service Class
Year Ended July 31, 2024	$32.36	(6.56)%		2.92%	2.71	%(c)	2.68%	$1,803	—
Year Ended July 31, 2023	$35.59	(21.13)%		2.78%	2.78	%(c)	1.27%	$122	—
Year Ended July 31, 2022	$45.48	(27.49)%		2.41%	2.41%		(2.24)%	$587	— (d)
Year Ended July 31, 2021	$62.71	(20.29)%		2.51%	2.51%		(2.17)%	$1,839	99%
Year Ended July 31, 2020	$78.67	42.11%		2.40%	2.40%		(0.91)%	$2,385	392%
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2024	$65.66	12.06%		1.81%	1.80%		1.47%	$37,071	35%
Year Ended July 31, 2023	$59.61	(14.25)%		1.86%	1.86%		1.29%	$6,553	53%
Year Ended July 31, 2022	$70.17	19.73	%(f)	1.73%	1.73%		0.44%	$12,518	113%
Year Ended July 31, 2021	$58.73	14.85%		2.06%	2.02	%(c)	0.17%	$8,418	95%
Year Ended July 31, 2020	$51.44	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
Service Class
Year Ended July 31, 2024	$60.78	10.98%		2.81%	2.80%		0.47%	$541	35%
Year Ended July 31, 2023	$54.87	(15.11)%		2.86%	2.86%		0.29%	$289	53%
Year Ended July 31, 2022	$64.64	18.54	%(f)	2.73%	2.73%		(0.56)%	$1,069	113%
Year Ended July 31, 2021	$54.53	13.77%		3.01%	2.97	%(c)	(0.78)%	$368	95%
Year Ended July 31, 2020	$47.93	(4.09)%		2.65%	2.65%		0.03%	$348	368%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(d)  The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S. Treasury Obligations during the year.

(e)  Amount is less than $0.005.

(f)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.

(g)  Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.
See accompanying notes to the financial statements.

Notes to Financial Statements

278 :: Notes to Financial Statements :: July 31, 2024

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap Growth ProFund
Large-Cap Value ProFund	Small-Cap ProFund
Mid-Cap Growth ProFund	Small-Cap Value ProFund
Mid-Cap ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Internet UltraSector ProFund
Biotechnology UltraSector ProFund	Materials UltraSector ProFund
Communication Services UltraSector ProFund	Oil & Gas Equipment & Services UltraSector ProFund
Consumer Discretionary UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Staples UltraSector ProFund	Precious Metals UltraSector ProFund
Energy UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund	Rising Rates Opportunity 10 ProFund
Access Flex High Yield ProFund	Rising U.S. Dollar ProFund
Falling U.S. Dollar ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity ProFund

Each ProFund's investment objective is disclosed in its prospectus. Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class. The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

July 31, 2024 :: Notes to Financial Statements :: 279

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2024, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table represent principal amount, cost and value for each respective repurchase agreements.

280 :: Notes to Financial Statements :: July 31, 2024

Fund Name	Credit Agricole, 5.21%, dated 7/31/24, due 8/1/24(1)	HSBC Securities (USA), Inc., 5.20%, dated 7/31/24, due 8/1/24(2)	Natwest Markets, PLC, 5.21%, dated 7/31/24, due 8/1/24(3)	RBC Capital Markets, LLC, 5.16%, dated 7/31/24, due 8/1/24(4)	Societe Generale, 5.21%, dated 7/31/24, due 8/1/24(5)	UMB Bank, N.A., 5.11%, dated 7/31/24, due 8/1/24(6)
Access Flex Bear High Yield ProFund	$11,000	$12,000	$11,000	$5,000	$13,000	$6,000
Access Flex High Yield ProFund	677,000	728,000	677,000	338,000	762,000	166,000
Banks UltraSector ProFund	583,000	627,000	583,000	291,000	655,000	146,000
Bear ProFund	1,036,000	1,113,000	1,036,000	517,000	1,165,000	259,000
Biotechnology UltraSector ProFund	4,819,000	5,181,000	4,819,000	2,408,000	5,422,000	1,179,000
Bull ProFund	1,597,000	1,717,000	1,597,000	798,000	1,797,000	393,000
Communication Services UltraSector ProFund	386,000	415,000	386,000	192,000	435,000	102,000
Consumer Discretionary UltraSector ProFund	2,385,000	2,563,000	2,385,000	1,192,000	2,684,000	584,000
Consumer Staples UltraSector ProFund	130,000	140,000	130,000	64,000	147,000	38,000
Energy UltraSector ProFund	951,000	1,022,000	951,000	474,000	1,070,000	240,000
Falling U.S. Dollar ProFund	228,000	245,000	228,000	113,000	256,000	58,000
Financials UltraSector ProFund	1,879,000	2,019,000	1,879,000	939,000	2,113,000	462,000
Health Care UltraSector ProFund	805,000	865,000	805,000	402,000	906,000	202,000
Industrials UltraSector ProFund	196,000	211,000	196,000	97,000	221,000	57,000
Internet UltraSector ProFund	2,458,000	2,642,000	2,458,000	1,228,000	2,765,000	602,000
Large-Cap Growth ProFund	17,000	19,000	17,000	8,000	20,000	7,000
Large-Cap Value ProFund	10,000	11,000	10,000	5,000	12,000	6,000
Materials UltraSector ProFund	174,000	186,000	174,000	87,000	195,000	47,000
Mid-Cap ProFund	1,065,000	1,146,000	1,065,000	532,000	1,199,000	265,000
Nasdaq-100 ProFund	14,764,000	15,872,000	14,764,000	7,382,000	16,611,000	3,591,000
Oil & Gas Equipment & Services UltraSector ProFund	462,000	498,000	462,000	230,000	520,000	122,000
Pharmaceuticals UltraSector ProFund	111,000	118,000	111,000	55,000	124,000	34,000
Precious Metals UltraSector ProFund	1,512,000	1,626,000	1,512,000	756,000	1,702,000	375,000
Real Estate UltraSector ProFund	270,000	290,000	270,000	134,000	304,000	72,000
Rising Rates Opportunity ProFund	1,858,000	1,997,000	1,858,000	929,000	2,090,000	458,000
Rising Rates Opportunity 10 ProFund	402,000	432,000	402,000	201,000	453,000	103,000
Rising U.S. Dollar ProFund	1,868,000	2,008,000	1,868,000	934,000	2,102,000	457,000
Semiconductor UltraSector ProFund	22,382,000	24,061,000	22,382,000	11,190,000	25,179,000	5,439,000
Short Energy ProFund	104,000	112,000	104,000	52,000	117,000	30,000
Short Nasdaq-100 ProFund	333,000	359,000	333,000	166,000	375,000	88,000
Short Precious Metals ProFund	124,000	134,000	124,000	61,000	139,000	39,000
Short Real Estate ProFund	234,000	252,000	234,000	117,000	264,000	63,000
Short Small-Cap ProFund	110,000	120,000	110,000	54,000	124,000	36,000
Small-Cap ProFund	487,000	524,000	487,000	243,000	547,000	125,000
Small-Cap Value ProFund	6,000	6,000	6,000	3,000	6,000	3,000
Technology UltraSector ProFund	3,167,000	3,405,000	3,167,000	1,583,000	3,563,000	778,000
UltraBear ProFund	1,265,000	1,360,000	1,265,000	632,000	1,423,000	313,000
UltraBull ProFund	7,756,000	8,337,000	7,756,000	3,877,000	8,725,000	1,891,000
UltraChina ProFund	455,000	491,000	455,000	227,000	512,000	120,000
UltraDow 30 ProFund	2,768,000	2,975,000	2,768,000	1,383,000	3,113,000	679,000
UltraEmerging Markets ProFund	176,000	190,000	176,000	87,000	199,000	51,000
UltraInternational ProFund	653,000	702,000	653,000	326,000	734,000	166,000
UltraJapan ProFund	3,932,000	4,227,000	3,932,000	1,966,000	4,423,000	957,000
UltraLatin America ProFund	184,000	197,000	184,000	91,000	207,000	54,000
UltraMid-Cap ProFund	3,592,000	3,861,000	3,592,000	1,795,000	4,040,000	878,000
UltraNasdaq-100 ProFund	46,672,000	50,172,000	46,672,000	23,336,000	52,506,000	11,331,000
UltraShort China ProFund	199,000	214,000	199,000	99,000	224,000	55,000
UltraShort Dow 30 ProFund	376,000	404,000	376,000	188,000	424,000	97,000
UltraShort Emerging Markets ProFund	72,000	77,000	72,000	35,000	81,000	24,000
UltraShort International ProFund	346,000	373,000	346,000	172,000	390,000	94,000

July 31, 2024 :: Notes to Financial Statements :: 281

Fund Name	Credit Agricole, 5.21%, dated 7/31/24, due 8/1/24(1)	HSBC Securities (USA), Inc., 5.20%, dated 7/31/24, due 8/1/24(2)	Natwest Markets, PLC, 5.21%, dated 7/31/24, due 8/1/24(3)	RBC Capital Markets, LLC, 5.16%, dated 7/31/24, due 8/1/24(4)	Societe Generale, 5.21%, dated 7/31/24, due 8/1/24(5)	UMB Bank, N.A., 5.11%, dated 7/31/24, due 8/1/24(6)
UltraShort Japan ProFund	$228,000	$245,000	$228,000	$113,000	$256,000	$59,000
UltraShort Latin America ProFund	248,000	267,000	248,000	123,000	279,000	69,000
UltraShort Mid-Cap ProFund	122,000	131,000	122,000	60,000	138,000	40,000
UltraShort Nasdaq-100 ProFund	1,992,000	2,143,000	1,992,000	995,000	2,243,000	493,000
UltraShort Small-Cap ProFund	565,000	608,000	565,000	282,000	636,000	143,000
UltraSmall-Cap ProFund	4,972,000	5,345,000	4,972,000	2,485,000	5,593,000	1,217,000
U.S. Government Plus ProFund	2,900,000	3,117,000	2,900,000	1,449,000	3,263,000	710,000
Utilities UltraSector ProFund	1,638,000	1,760,000	1,638,000	819,000	1,843,000	405,000
	$148,712,000	$159,872,000	$148,712,000	$74,320,000	$167,309,000	$36,478,000

Each repurchase agreement was fully collateralized by U.S. government securities as of July 31, 2024 as follows:

(1)  U.S. Treasury Notes, 1.375%, due 11/15/2031, total value $151,752,040.

(2)  U.S. Treasury Notes, 3.25%, due 6/30/2027, total value $163,077,546.

(3)  U.S. Treasury Notes, 4.125%, due 3/31/2031, total value $151,694,786.

(4)  U.S. Treasury Floating Rate Notes, coupon rate in effect at July 31, 2024, 5.276%, due 10/31/2024, total value $75,815,056.

(5)  U.S. Treasury Notes, 4.00%, due 2/28/2030, total value $170,663,677.

(6)  U.S. Treasury Notes, 4.00% to 4.25%, due 1/31/2026 to 2/29/2028, which had an aggregate value of $37,216,558.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations. Because most ETFs are investment companies, the ProFund's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2024 were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

The Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund maintain exposure to the high yield market

282 :: Notes to Financial Statements :: July 31, 2024

(i.e., U.S. corporate high yield debt market), regardless of market conditions. This means these ProFunds do not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate.  The Access Flex Bear High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the inverse of the high yield market. The Access Flex High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the year ended July 31, 2024, the ProFunds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFunds' investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2024. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with futures contracts in the UltraShort Japan ProFund, UltraShort Nasdaq-100 ProFund, and U.S. Government Plus ProFund was 141%, 11%, and 21%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2024. The volume associated with swap agreements in the Biotechnology UltraSector ProFund, Bull ProFund, Mid-Cap ProFund, Semiconductor Ultrasector ProFund, UltraShort Japan ProFund, UltraShort Nasdaq-100 ProFund, and U.S. Government Plus ProFund was 82%, 22%, 34%, 81%, 59%, 188%, and 138%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2024.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the

National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been

July 31, 2024 :: Notes to Financial Statements :: 283

satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a regulated investment company ("RIC") under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2024, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

As of July 31, 2024, the Access Flex Bear High Yield ProFund invested in centrally cleared credit default swaps as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. As of July 31, 2024, the Access Flex High Yield ProFund invested in centrally cleared credit default swaps as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

284 :: Notes to Financial Statements :: July 31, 2024

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds enter into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain

July 31, 2024 :: Notes to Financial Statements :: 285

exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the

ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2024, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

286 :: Notes to Financial Statements :: July 31, 2024

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2024.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$662	$—	$—	$—	$—
Access Flex High Yield ProFund	—	—	—	—	14,447	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	61,943	—	—	—	—
Bear ProFund	—	—	—	6,549	49,893	—
Biotechnology UltraSector ProFund	—	—	—	—	707,530	—
Bull ProFund	—	32,745	—	46,773	—	—
Communication Services UltraSector ProFund	—	—	—	—	28,853	—
Consumer Discretionary UltraSector ProFund	—	—	—	—	404,228	—
Consumer Staples UltraSector ProFund	—	—	—	—	3,371	—
Energy UltraSector ProFund	—	525,288	—	—	—	—
Financials UltraSector ProFund	—	366,909	—	—	—	—
Health Care UltraSector ProFund	—	43,574	—	—	—	—
Industrials UltraSector ProFund	—	34,393	—	—	—	—
Internet UltraSector ProFund	—	—	—	—	699,230	—
Materials UltraSector ProFund	—	47,474	—	—	—	—
Mid-Cap ProFund	—	47,846	—	—	—	—
Nasdaq-100 ProFund	—	1,024,378	—	90,716	—	—
Oil & Gas Equipment & Services UltraSector ProFund	—	315,706	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	46,194	—	—	—	—
Precious Metals UltraSector ProFund	—	406,924	—	—	—	—
Real Estate UltraSector ProFund	—	22,055	—	—	—	—
Semiconductor UltraSector ProFund	—	—	—	—	8,688,474	—
Short Energy ProFund	—	—	—	—	19,957	—
Short Nasdaq-100 ProFund	5,036	—	—	—	22,502	—
Short Precious Metals ProFund	—	83,051	—	—	—	—
Short Real Estate ProFund	—	—	—	—	8,839	—
Short Small-Cap ProFund	—	—	—	—	5,486	—
Small-Cap ProFund	30,193	31,872	—	—	—	—
Technology UltraSector ProFund	—	—	—	—	1,975,069	—
UltraBear ProFund	—	—	—	9,824	127,132	—
UltraBull ProFund	17,151	1,725,182	—	—	—	—
UltraChina ProFund	—	—	—	—	70,674	—
UltraDow 30 ProFund	201,555	351,498	—	—	—	—
UltraEmerging Markets ProFund	—	42,604	—	—	—	—
UltraInternational ProFund	—	107,554	—	—	—	—
UltraJapan ProFund	—	3,341	—	38,534	—	—
UltraLatin America ProFund	—	54,009	—	—	—	—
UltraMid-Cap ProFund	285,728	532,569	—	—	—	—
UltraNasdaq-100 ProFund	—	17,147,242	—	877,474	—	—
UltraShort China ProFund	—	8,301	—	—	—	—
UltraShort Dow 30 ProFund	—	—	—	—	25,391	—
UltraShort Emerging Markets ProFund	—	—	—	—	7,506	—
UltraShort International ProFund	—	—	—	—	55,996	—
UltraShort Japan ProFund	101,190	—	—	—	4,538	—
UltraShort Latin America ProFund	—	—	—	—	16,499	—
UltraShort Mid-Cap ProFund	—	—	—	—	11,190	—
UltraShort Nasdaq-100 ProFund	30,216	—	—	—	205,116	—
UltraShort Small-Cap ProFund	1,240	—	—	—	38,529	—
UltraSmall-Cap ProFund	429,209	682,695	—	—	—	—
Utilities UltraSector ProFund	—	881,614	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	18,790	—	—	10,168
Rising U.S. Dollar ProFund	—	—	35,448	—	—	123,200

July 31, 2024 :: Notes to Financial Statements :: 287

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$—	$—	$5,583	$—	$—
Access Flex High Yield ProFund	13,818	—	—	—	—	—
Rising Rates Opportunity ProFund	—	—	—	—	220,774	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	26,669	—
U.S. Government Plus ProFund	—	271,382	—	—	—	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the year ended July 31, 2024.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$(192,467)	$—	$—	$77,929	$—
Access Flex High Yield ProFund	—	1,453,021	—	—	(801,147)	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	1,240,942	—	—	(120,109)	—
Bear ProFund	(93,387)	(3,342,006)	—	21,600	18,777	—
Biotechnology UltraSector ProFund	—	16,742,890	—	—	(1,439,257)	—
Bull ProFund	284,891	2,498,517	—	(145,249)	(116,083)	—
Communication Services UltraSector ProFund	—	894,643	—	—	(246,760)	—
Consumer Discretionary UltraSector ProFund	—	(75,565)	—	—	(742,919)	—
Consumer Staples UltraSector ProFund	—	(43,981)	—	—	3,660	—
Energy UltraSector ProFund	—	(945,584)	—	—	77,327	—
Financials UltraSector ProFund	—	2,436,821	—	—	400,686	—
Health Care UltraSector ProFund	—	527,782	—	—	219,885	—
Industrials UltraSector ProFund	—	749,762	—	—	3,029	—
Internet UltraSector ProFund	—	7,100,749	—	—	(2,685,065)	—
Materials UltraSector ProFund	—	182,444	—	—	(87,508)	—
Mid-Cap ProFund	—	48,725	—	—	32,004	—
Nasdaq-100 ProFund	1,275,042	7,538,946	—	(227,062)	(373,105)	—
Oil & Gas Equipment & Services UltraSector ProFund	—	(729,303)	—	—	(67,677)	—
Pharmaceuticals UltraSector ProFund	—	(185,713)	—	—	(50,869)	—
Precious Metals UltraSector ProFund	—	2,029,901	—	—	443,394	—
Real Estate UltraSector ProFund	—	(33,772)	—	—	134,077	—
Semiconductor UltraSector ProFund	—	105,132,976	—	—	(13,016,971)	—
Short Energy ProFund	—	(52,978)	—	—	322	—
Short Nasdaq-100 ProFund	(82,233)	258,790	—	27,300	56,368	—
Short Precious Metals ProFund	—	(497,791)	—	—	159,956	—
Short Real Estate ProFund	—	(198,868)	—	—	(45,400)	—
Short Small-Cap ProFund	—	(2,264,400)	—	—	37,927	—
Small-Cap ProFund	4,691	638,867	—	23,827	16,519	—
Technology UltraSector ProFund	—	11,509,036	—	—	(2,551,480)	—
UltraBear ProFund	(140,081)	(2,434,290)	—	32,400	90,061	—
UltraBull ProFund	1,750,009	21,811,179	—	(438,502)	261,106	—
UltraChina ProFund	—	(6,090,820)	—	—	(355,293)	—
UltraDow 30 ProFund	333,911	3,911,557	—	92,038	88,438	—
UltraEmerging Markets ProFund	—	64,897	—	—	(215,978)	—

288 :: Notes to Financial Statements :: July 31, 2024

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
UltraInternational ProFund	$—	$(147,641)	$—	$—	$46,128	$—
UltraJapan ProFund	7,328,914	75,297	—	(1,631,924)	(8,234)	—
UltraLatin America ProFund	—	(936,418)	—	—	(193,286)	—
UltraMid-Cap ProFund	360,467	2,876,045	—	(19,571)	(9,591)	—
UltraNasdaq-100 ProFund	7,416,788	159,160,417	—	(3,097,831)	(724,385)	—
UltraShort China ProFund	—	258,450	—	—	492,435	—
UltraShort Dow 30 ProFund	—	(594,170)	—	—	21,201	—
UltraShort Emerging Markets ProFund	—	(284,398)	—	—	28,785	—
UltraShort International ProFund	—	(242,387)	—	—	(20,616)	—
UltraShort Japan ProFund	(225,353)	(90,765)	—	92,212	8,801	—
UltraShort Latin America ProFund	—	375,177	—	—	55,616	—
UltraShort Mid-Cap ProFund	(9,455)	(200,300)	—	18,792	11,243	—
UltraShort Nasdaq-100 ProFund	(403,451)	(6,908,555)	—	119,273	403,170	—
UltraShort Small-Cap ProFund	(96,380)	(847,329)	—	33,485	225,047	—
UltraSmall-Cap ProFund	39,567	7,945,285	—	395,061	(811,956)	—
Utilities UltraSector ProFund	—	(350,774)	—	—	988,997	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(76,452)	—	—	26,499
Rising U.S. Dollar ProFund	—	—	413,744	—	—	(168,040)
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	44,503	—	—	(33,911)	—	—
Access Flex High Yield ProFund	(69,338)	—	—	30,602	—	—
Rising Rates Opportunity ProFund	37,758	(912,929)	—	—	(422,094)	—
Rising Rates Opportunity 10 ProFund	—	53,571	—	—	(53,972)	—
U.S. Government Plus ProFund	113,103	(1,659,716)	—	—	485,826	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of July 31, 2024. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$19,858	$—	$—	$19,858
Swap Agreements — UBS AG	42,085	—	—	42,085
Bear ProFund
Swap Agreements — Goldman Sachs International	(7,106)	7,106	—	—
Swap Agreements — UBS AG	(42,787)	42,787	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(363,609)	363,609	—	—
Swap Agreements — UBS AG	(343,921)	343,921	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	32,171	—	—	32,171
Swap Agreements — UBS AG	574	—	—	574

July 31, 2024 :: Notes to Financial Statements :: 289

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	$8,155	$—	$—	$8,155
Swap Agreements — UBS AG	(37,008)	37,008	—	—
Consumer Discretionary UltraSector ProFund
Swap Agreements — Goldman Sachs International	(224,502)	224,502	—	—
Swap Agreements — UBS AG	(179,726)	179,726	—	—
Consumer Staples UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,811)	1,811	—	—
Swap Agreements — UBS AG	(1,560)	1,560	—	—
Energy UltraSector ProFund
Swap Agreements — Goldman Sachs International	282,245	(147,610)	—	134,635
Swap Agreements — UBS AG	243,043	—	—	243,043
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	—	—	—	—
Appreciation	5,024
(Depreciation)	(3,859)
Net Appreciation	1,165	—	—	1,165
Forward Currency Contracts — UBS AG
Appreciation	13,766			—
(Depreciation)	(6,309)
Net Appreciation	7,457	—	—	7,457
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	202,194	(202,194)	—	—
Swap Agreements — UBS AG	164,715	—	—	164,715
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	17,617	—	—	17,617
Swap Agreements — UBS AG	25,957	—	—	25,957
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	5,446	—	—	5,446
Swap Agreements — UBS AG	28,947	—	—	28,947
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(358,717)	358,717	—	—
Swap Agreements — UBS AG	(340,513)	340,513	—	—
Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	17,812	—	—	17,812
Swap Agreements — UBS AG	29,662	—	—	29,662
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	42,692	—	—	42,692
Swap Agreements — UBS AG	5,154	—	—	5,154
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	1,016,630	—	—	1,016,630
Swap Agreements — UBS AG	7,748	—	—	7,748
Oil & Gas Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	139,405	—	—	139,405
Swap Agreements — UBS AG	176,301	—	—	176,301
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	25,185	—	—	25,185
Swap Agreements — UBS AG	21,009	—	—	21,009
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	240,108	—	—	240,108
Swap Agreements — UBS AG	166,816	—	—	166,816
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	8,133	—	—	8,133
Swap Agreements — UBS AG	13,922	—	—	13,922
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(105,098)	105,098	—	—
Swap Agreements — Societe' Generale	(115,676)	115,676	—	—

290 :: Notes to Financial Statements :: July 31, 2024

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	$(20,478)	$20,478	$—	$—
Swap Agreements — Societe' Generale	(6,191)	6,191	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	22,376
(Depreciation)	(52,211)
Net Depreciation	(29,835)	—	—	(29,835)
Forward Currency Contracts — UBS AG
Appreciation	13,072
(Depreciation)	(70,989)
Net Depreciation	(57,917)	57,917	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(3,513,431)	3,513,431	—	—
Swap Agreements — UBS AG	(5,175,043)	5,175,043	—	—
Short Energy ProFund
Swap Agreements — Goldman Sachs International	(9,471)	9,471	—	—
Swap Agreements — UBS AG	(10,486)	10,486	—	—
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(12,496)	12,496	—	—
Swap Agreements — UBS AG	(10,006)	10,006	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	52,055	(52,055)	—	—
Swap Agreements — UBS AG	30,996	—	—	30,996
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(4,530)	4,530	—	—
Swap Agreements — UBS AG	(4,309)	4,309	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(2,079)	2,079	—	—
Swap Agreements — UBS AG	(3,407)	3,407	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	28,439	—	—	28,439
Swap Agreements — UBS AG	3,433	—	—	3,433
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,044,530)	1,044,530	—	—
Swap Agreements — UBS AG	(930,539)	930,539	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(46,044)	46,044	—	—
Swap Agreements — UBS AG	(81,088)	81,088	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	883,245	—	—	883,245
Swap Agreements — UBS AG	841,937	—	—	841,937
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(24,262)	24,262	—	—
Swap Agreements — UBS AG	(46,412)	46,412	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	215,029	(152,971)	—	62,058
Swap Agreements — UBS AG	136,469	(91,623)	—	44,846
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	29,420	—	—	29,420
Swap Agreements — UBS AG	13,184	—	—	13,184
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	75,762	—	—	75,762
Swap Agreements — UBS AG	31,792	—	—	31,792
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	3,341	—	—	3,341
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	28,764	—	(6)	28,758
Swap Agreements — UBS AG	25,245	—	—	25,245

July 31, 2024 :: Notes to Financial Statements :: 291

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	$310,427	$(127,976)	$—	$182,451
Swap Agreements — UBS AG	222,142	(94,926)	—	127,216
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	11,273,758	—	—	11,273,758
Swap Agreements — UBS AG	5,873,484	—	—	5,873,484
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	4,586	—	—	4,586
Swap Agreements — UBS AG	3,715	—	—	3,715
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(13,389)	13,389	—	—
Swap Agreements — UBS AG	(12,002)	12,002	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(2,968)	2,968	—	—
Swap Agreements — UBS AG	(4,538)	4,538	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(15,158)	15,158	—	—
Swap Agreements — UBS AG	(40,838)	40,838	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(4,538)	4,538	—	—
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(7,089)	7,089	—	—
Swap Agreements — UBS AG	(9,410)	9,410	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(4,727)	4,727	—	—
Swap Agreements — UBS AG	(6,463)	6,463	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	32,947	(32,947)	—	—
Swap Agreements — UBS AG	(238,063)	238,063	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(9,817)	9,817	—	—
Swap Agreements — UBS AG	(28,712)	28,712	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	394,776	(170,968)	—	223,808
Swap Agreements — UBS AG	287,919	(120,646)	—	167,273
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	246,158	—	—	246,158
Swap Agreements — Societe' Generale	25,224	—	—	25,224
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	474,847	(313,954)	—	160,893
Swap Agreements — UBS AG	406,767	(261,606)	—	145,161

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**  Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash,

292 :: Notes to Financial Statements :: July 31, 2024

borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of July 31, 2024:

	Value of Securities on Loan	Value of Cash Collateral Received*
Biotechnology UltraSector ProFund	$1,394,560	$1,418,753
Europe 30 ProFund	292,824	296,101
Mid-Cap Growth ProFund	6,910	7,179
Mid-Cap ProFund	8,181	8,448
Mid-Cap Value ProFund	6,245	6,481
Pharmaceuticals UltraSector ProFund	51,617	41,814
Small-Cap Growth ProFund	3,928	4,055
Small-Cap ProFund	26,254	27,000
Small-Cap Value ProFund	70,053	72,466
UltraChina ProFund	565,455	594,085
UltraEmerging Markets ProFund	476,873	497,573
UltraLatin America ProFund	263,672	264,761
UltraMid-Cap ProFund	46,291	47,809

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.
Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividend from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income

July 31, 2024 :: Notes to Financial Statements :: 293

tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if

294 :: Notes to Financial Statements :: July 31, 2024

applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended July 31, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$58,000	$—	$58,000	$—
Futures Contracts	—	(5,583)	—	—	—	(5,583)
Credit Default Swap Agreements	—	—	—	662	—	662
Total	$—	$(5,583)	$58,000	$662	$58,000	$(4,921)
Access Flex High Yield ProFund
U.S. Treasury Obligation	$—	$—	$6,971,680	$—	$6,971,680	$—
Repurchase Agreements	—	—	3,348,000	—	3,348,000	—
Futures Contracts	—	13,818	—	—	—	13,818
Credit Default Swap Agreements	—	—	—	(14,447)	—	(14,447)
Total	$—	$13,818	$10,319,680	$(14,447)	$10,319,680	$(629)
Banks UltraSector ProFund
Common Stocks	$8,897,900	$—	$—	$—	$8,897,900	$—
Repurchase Agreements	—	—	2,885,000	—	2,885,000	—
Swap Agreements	—	—	—	61,943	—	61,943
Total	$8,897,900	$—	$2,885,000	$61,943	$11,782,900	$61,943
Bear ProFund
Repurchase Agreements	$—	$—	$5,126,000	$—	$5,126,000	$—
Futures Contracts	—	(6,549)	—	—	—	(6,549)
Swap Agreements	—	—	—	(49,893)	—	(49,893)
Total	$—	$(6,549)	$5,126,000	$(49,893)	$5,126,000	$(56,442)
Biotechnology UltraSector ProFund
Common Stocks	$85,797,401	$—	$—	$—	$85,797,401	$—
Repurchase Agreements	—	—	23,828,000	—	23,828,000	—
Collateral for Securities Loaned	1,418,753	—	—	—	1,418,753	—
Swap Agreements	—	—	—	(707,530)	—	(707,530)
Total	$87,216,154	$—	$23,828,000	$(707,530)	$111,044,154	$(707,530)

July 31, 2024 :: Notes to Financial Statements :: 295

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$43,590,134	$—	$—	$—	$43,590,134	$—
Repurchase Agreements	—	—	7,899,000	—	7,899,000	—
Futures Contracts	—	(46,773)	—	—	—	(46,773)
Swap Agreements	—	—	—	32,745	—	32,745
Total	$43,590,134	$(46,773)	$7,899,000	$32,745	$51,489,134	$(14,028)
Communication Services UltraSector ProFund
Common Stocks	$7,538,571	$—	$—	$—	$7,538,571	$—
Repurchase Agreements	—	—	1,916,000	—	1,916,000	—
Swap Agreements	—	—	—	(28,853)	—	(28,853)
Total	$7,538,571	$—	$1,916,000	$(28,853)	$9,454,571	$(28,853)
Consumer Discretionary UltraSector ProFund
Common Stocks	$40,156,961	$—	$—	$—	$40,156,961	$—
Repurchase Agreements	—	—	11,793,000	—	11,793,000	—
Swap Agreements	—	—	—	(404,228)	—	(404,228)
Total	$40,156,961	$—	$11,793,000	$(404,228)	$51,949,961	$(404,228)
Consumer Staples UltraSector ProFund
Common Stocks	$2,810,226	$—	$—	$—	$2,810,226	$—
Repurchase Agreements	—	—	649,000	—	649,000	—
Swap Agreements	—	—	—	(3,371)	—	(3,371)
Total	$2,810,226	$—	$649,000	$(3,371)	$3,459,226	$(3,371)
Energy UltraSector ProFund
Common Stocks	$21,117,851	$—	$—	$—	$21,117,851	$—
Repurchase Agreements	—	—	4,708,000	—	4,708,000	—
Swap Agreements	—	—	—	525,288	—	525,288
Total	$21,117,851	$—	$4,708,000	$525,288	$25,825,851	$525,288
Europe 30 ProFund
Common Stocks	$4,213,926	$—	$—	$—	$4,213,926	$—
Collateral for Securities Loaned	296,101	—	—	—	296,101	—
Total	$4,510,027	$—	$—	$—	$4,510,027	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,128,000	$—	$1,128,000	$—
Forward Currency Contracts	—	—	—	8,622	—	8,622
Total	$—	$—	$1,128,000	$8,622	$1,128,000	$8,622
Financials UltraSector ProFund
Common Stocks	$25,755,619	$—	$—	$—	$25,755,619	$—
Repurchase Agreements	—	—	9,291,000	—	9,291,000	—
Swap Agreements	—	—	—	366,909	—	366,909
Total	$25,755,619	$—	$9,291,000	$366,909	$35,046,619	$366,909
Health Care UltraSector ProFund
Common Stocks	$12,640,086	$—	$—	$—	$12,640,086	$—
Repurchase Agreements	—	—	3,985,000	—	3,985,000	—
Swap Agreements	—	—	—	43,574	—	43,574
Total	$12,640,086	$—	$3,985,000	$43,574	$16,625,086	$43,574
Industrials UltraSector ProFund
Common Stocks	$5,045,177	$—	$—	$—	$5,045,177	$—
Repurchase Agreements	—	—	978,000	—	978,000	—
Swap Agreements	—	—	—	34,393	—	34,393
Total	$5,045,177	$—	$978,000	$34,393	$6,023,177	$34,393

296 :: Notes to Financial Statements :: July 31, 2024

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Internet UltraSector ProFund
Common Stocks	$66,668,140	$—	$—	$—	$66,668,140	$—
Repurchase Agreements	—	—	12,153,000	—	12,153,000	—
Swap Agreements	—	—	—	(699,230)	—	(699,230)
Total	$66,668,140	$—	$12,153,000	$(699,230)	$78,821,140	$(699,230)
Large-Cap Growth ProFund
Common Stocks	$22,987,985	$—	$—	$—	$22,987,985	$—
Repurchase Agreements	—	—	88,000	—	88,000	—
Total	$22,987,985	$—	$88,000	$—	$23,075,985	$—
Large-Cap Value ProFund
Common Stocks	$7,161,702	$—	$—	$—	$7,161,702	$—
Repurchase Agreements	—	—	54,000	—	54,000	—
Total	$7,161,702	$—	$54,000	$—	$7,215,702	$—
Materials UltraSector ProFund
Common Stocks	$4,422,033	$—	$—	$—	$4,422,033	$—
Repurchase Agreements	—	—	863,000	—	863,000	—
Swap Agreements	—	—	—	47,474	—	47,474
Total	$4,422,033	$—	$863,000	$47,474	$5,285,033	$47,474
Mid-Cap Growth ProFund
Common Stocks	$5,636,151	$—	$—	$—	$5,636,151	$—
Collateral for Securities Loaned	7,179	—	—	—	7,179	—
Total	$5,643,330	$—	$—	$—	$5,643,330	$—
Mid-Cap ProFund
Common Stocks	$5,089,470	$—	$—	$—	$5,089,470	$—
Repurchase Agreements	—	—	5,272,000	—	5,272,000	—
Collateral for Securities Loaned	8,448	—	—	—	8,448	—
Swap Agreements	—	—	—	47,846	—	47,846
Total	$5,097,918	$—	$5,272,000	$47,846	$10,369,918	$47,846
Mid-Cap Value ProFund
Common Stocks	$4,517,937	$—	$—	$—	$4,517,937	$—
Collateral for Securities Loaned	6,481	—	—	—	6,481	—
Total	$4,524,418	$—	$—	$—	$4,524,418	$—
Nasdaq-100 ProFund
Common Stocks	$72,002,204	$—	$—	$—	$72,002,204	$—
Repurchase Agreements	—	—	72,984,000	—	72,984,000	—
Futures Contracts	—	(90,716)	—	—	—	(90,716)
Swap Agreements	—	—	—	1,024,378	—	1,024,378
Total	$72,002,204	$(90,716)	$72,984,000	$1,024,378	$144,986,204	$933,662
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks	$11,883,558	$—	$—	$—	$11,883,558	$—
Repurchase Agreements	—	—	2,294,000	—	2,294,000	—
Swap Agreements	—	—	—	315,706	—	315,706
Total	$11,883,558	$—	$2,294,000	$315,706	$14,177,558	$315,706
Pharmaceuticals UltraSector ProFund
Common Stocks	$2,485,239	$—	$—	$—	$2,485,239	$—
Repurchase Agreements	—	—	553,000	—	553,000	—
Collateral for Securities Loaned	41,814	—	—	—	41,814	—
Swap Agreements	—	—	—	46,194	—	46,194
Total	$2,527,053	$—	$553,000	$46,194	$3,080,053	$46,194

July 31, 2024 :: Notes to Financial Statements :: 297

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Precious Metals UltraSector ProFund
Common Stocks	$22,249,663	$—	$—	$—	$22,249,663	$—
Repurchase Agreements	—	—	7,483,000	—	7,483,000	—
Swap Agreements	—	—	—	406,924	—	406,924
Total	$22,249,663	$—	$7,483,000	$406,924	$29,732,663	$406,924
Real Estate UltraSector ProFund
Common Stocks	$4,048,803	$—	$—	$—	$4,048,803	$—
Repurchase Agreements	—	—	1,340,000	—	1,340,000	—
Swap Agreements	—	—	—	22,055	—	22,055
Total	$4,048,803	$—	$1,340,000	$22,055	$5,388,803	$22,055
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$9,190,000	$—	$9,190,000	$—
Swap Agreements	—	—	—	(220,774)	—	(220,774)
Total	$—	$—	$9,190,000	$(220,774)	$9,190,000	$(220,774)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$1,993,000	$—	$1,993,000	$—
Swap Agreements	—	—	—	(26,669)	—	(26,669)
Total	$—	$—	$1,993,000	$(26,669)	$1,993,000	$(26,669)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$9,237,000	$—	$9,237,000	$—
Forward Currency Contracts	—	—	—	(87,752)	—	(87,752)
Total	$—	$—	$9,237,000	$(87,752)	$9,237,000	$(87,752)
Semiconductor UltraSector ProFund
Common Stocks	$183,759,578	$—	$—	$—	$183,759,578	$—
Repurchase Agreements	—	—	110,633,000	—	110,633,000	—
Swap Agreements	—	—	—	(8,688,474)	—	(8,688,474)
Total	$183,759,578	$—	$110,633,000	$(8,688,474)	$294,392,578	$(8,688,474)
Short Energy ProFund
Repurchase Agreements	$—	$—	$519,000	$—	$519,000	$—
Swap Agreements	—	—	—	(19,957)	—	(19,957)
Total	$—	$—	$519,000	$(19,957)	$519,000	$(19,957)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$1,654,000	$—	$1,654,000	$—
Futures Contracts	—	5,036	—	—	—	5,036
Swap Agreements	—	—	—	(22,502)	—	(22,502)
Total	$—	$5,036	$1,654,000	$(22,502)	$1,654,000	$(17,466)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$621,000	$—	$621,000	$—
Swap Agreements	—	—	—	83,051	—	83,051
Total	$—	$—	$621,000	$83,051	$621,000	$83,051
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,164,000	$—	$1,164,000	$—
Swap Agreements	—	—	—	(8,839)	—	(8,839)
Total	$—	$—	$1,164,000	$(8,839)	$1,164,000	$(8,839)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$554,000	$—	$554,000	$—
Swap Agreements	—	—	—	(5,486)	—	(5,486)
Total	$—	$—	$554,000	$(5,486)	$554,000	$(5,486)

298 :: Notes to Financial Statements :: July 31, 2024

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap Growth ProFund
Common Stocks	$6,717,195	$—	$—	$—	$6,717,195	$—
Collateral for Securities Loaned	4,055	—	—	—	4,055	—
Total	$6,721,250	$—	$—	$—	$6,721,250	$—
Small-Cap ProFund
Common Stocks	$2,538,712	$—	$—	$—	$2,538,712	$—
Rights	—	—	18	—	18	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	2,413,000	—	2,413,000	—
Collateral for Securities Loaned	27,000	—	—	—	27,000	—
Futures Contracts	—	30,193	—	—	—	30,193
Swap Agreements	—	—	—	31,872	—	31,872
Total	$2,565,712	$30,193	$2,413,018	$31,872	$4,978,730	$62,065
Small-Cap Value ProFund
Common Stocks	$51,931,640	$—	$—	$—	$51,931,640	$—
Repurchase Agreements	—	—	30,000	—	30,000	—
Collateral for Securities Loaned	72,466	—	—	—	72,466	—
Total	$52,004,106	$—	$30,000	$—	$52,034,106	$—
Technology UltraSector ProFund
Common Stocks	$76,257,693	$—	$—	$—	$76,257,693	$—
Repurchase Agreements	—	—	15,663,000	—	15,663,000	—
Swap Agreements	—	—	—	(1,975,069)	—	(1,975,069)
Total	$76,257,693	$—	$15,663,000	$(1,975,069)	$91,920,693	$(1,975,069)
UltraBear ProFund
Repurchase Agreements	$—	$—	$6,258,000	$—	$6,258,000	$—
Futures Contracts	—	(9,824)	—	—	—	(9,824)
Swap Agreements	—	—	—	(127,132)	—	(127,132)
Total	$—	$(9,824)	$6,258,000	$(127,132)	$6,258,000	$(136,956)
UltraBull ProFund
Common Stocks	$103,890,534	$—	$—	$—	$103,890,534	$—
Repurchase Agreements	—	—	38,342,000	—	38,342,000	—
Futures Contracts	—	17,151	—	—	—	17,151
Swap Agreements	—	—	—	1,725,182	—	1,725,182
Total	$103,890,534	$17,151	$38,342,000	$1,725,182	$142,232,534	$1,742,333
UltraChina ProFund
Common Stocks	$15,113,405	$—	$—	$—	$15,113,405	$—
Repurchase Agreements	—	—	2,260,000	—	2,260,000	—
Collateral for Securities Loaned	594,085	—	—	—	594,085	—
Swap Agreements	—	—	—	(70,674)	—	(70,674)
Total	$15,707,490	$—	$2,260,000	$(70,674)	$17,967,490	$(70,674)
UltraDow 30 ProFund
Common Stocks	$25,611,872	$—	$—	$—	$25,611,872	$—
Repurchase Agreements	—	—	13,686,000	—	13,686,000	—
Futures Contracts	—	201,555	—	—	—	201,555
Swap Agreements	—	—	—	351,498	—	351,498
Total	$25,611,872	$201,555	$13,686,000	$351,498	$39,297,872	$553,053
UltraEmerging Markets ProFund
Common Stocks	$5,956,366	$—	$—	$—	$5,956,366	$—
Preferred Stock	137,759	—	—	—	137,759	—
Repurchase Agreements	—	—	879,000	—	879,000	—
Collateral for Securities Loaned	497,573	—	—	—	497,573	—
Swap Agreements	—	—	—	42,604	—	42,604
Total	$6,591,698	$—	$879,000	$42,604	$7,470,698	$42,604

July 31, 2024 :: Notes to Financial Statements :: 299

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraInternational ProFund
Repurchase Agreements	$—	$—	$3,234,000	$—	$3,234,000	$—
Swap Agreements	—	—	—	107,554	—	107,554
Total	$—	$—	$3,234,000	$107,554	$3,234,000	$107,554
UltraJapan ProFund
Repurchase Agreements	$—	$—	$19,437,000	$—	$19,437,000	$—
Futures Contracts	—	(38,534)	—	—	—	(38,534)
Swap Agreement	—	—	—	3,341	—	3,341
Total	$—	$(38,534)	$19,437,000	$3,341	$19,437,000	$(35,193)
UltraLatin America ProFund
Common Stocks	$5,527,770	$—	$—	$—	$5,527,770	$—
Preferred Stock	567,301	—	—	—	567,301	—
Repurchase Agreements	—	—	917,000	—	917,000	—
Collateral for Securities Loaned	264,761	—	—	—	264,761	—
Swap Agreements	—	—	—	54,009	—	54,009
Total	$6,359,832	$—	$917,000	$54,009	$7,276,832	$54,009
UltraMid-Cap ProFund
Common Stocks	$29,594,405	$—	$—	$—	$29,594,405	$—
Repurchase Agreements	—	—	17,758,000	—	17,758,000	—
Collateral for Securities Loaned	47,809	—	—	—	47,809	—
Futures Contracts	—	285,728	—	—	—	285,728
Swap Agreements	—	—	—	532,569	—	532,569
Total	$29,642,214	$285,728	$17,758,000	$532,569	$47,400,214	$818,297
UltraNasdaq-100 ProFund
Common Stocks	$723,577,427	$—	$—	$—	$723,577,427	$—
Repurchase Agreements	—	—	230,689,000	—	230,689,000	—
Futures Contracts	—	(877,474)	—	—	—	(877,474)
Swap Agreements	—	—	—	17,147,242	—	17,147,242
Total	$723,577,427	$(877,474)	$230,689,000	$17,147,242	$954,266,427	$16,269,768
UltraShort China ProFund
Repurchase Agreements	$—	$—	$990,000	$—	$990,000	$—
Swap Agreements	—	—	—	8,301	—	8,301
Total	$—	$—	$990,000	$8,301	$990,000	$8,301
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$1,865,000	$—	$1,865,000	$—
Swap Agreements	—	—	—	(25,391)	—	(25,391)
Total	$—	$—	$1,865,000	$(25,391)	$1,865,000	$(25,391)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$361,000	$—	$361,000	$—
Swap Agreements	—	—	—	(7,506)	—	(7,506)
Total	$—	$—	$361,000	$(7,506)	$361,000	$(7,506)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$1,721,000	$—	$1,721,000	$—
Swap Agreements	—	—	—	(55,996)	—	(55,996)
Total	$—	$—	$1,721,000	$(55,996)	$1,721,000	$(55,996)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,129,000	$—	$1,129,000	$—
Futures Contracts	—	101,190	—	—	—	101,190
Swap Agreement	—	—	—	(4,538)	—	(4,538)
Total	$—	$101,190	$1,129,000	$(4,538)	$1,129,000	$96,652

300 :: Notes to Financial Statements :: July 31, 2024

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$1,234,000	$—	$1,234,000	$—
Swap Agreements	—	—	—	(16,499)	—	(16,499)
Total	$—	$—	$1,234,000	$(16,499)	$1,234,000	$(16,499)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$613,000	$—	$613,000	$—
Swap Agreements	—	—	—	(11,190)	—	(11,190)
Total	$—	$—	$613,000	$(11,190)	$613,000	$(11,190)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$9,858,000	$—	$9,858,000	$—
Futures Contracts	—	30,216	—	—	—	30,216
Swap Agreements	—	—	—	(205,116)	—	(205,116)
Total	$—	$30,216	$9,858,000	$(205,116)	$9,858,000	$(174,900)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$2,799,000	$—	$2,799,000	$—
Futures Contracts	—	1,240	—	—	—	1,240
Swap Agreements	—	—	—	(38,529)	—	(38,529)
Total	$—	$1,240	$2,799,000	$(38,529)	$2,799,000	$(37,289)
UltraSmall-Cap ProFund
Common Stocks	$33,820,966	$—	$—	$—	$33,820,966	$—
Rights	—	—	298	—	298	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	24,584,000	—	24,584,000	—
Futures Contracts	—	429,209	—	—	—	429,209
Swap Agreements	—	—	—	682,695	—	682,695
Total	$33,820,966	$429,209	$24,584,298	$682,695	$58,405,264	$1,111,904
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$14,339,000	$—	$14,339,000	$—
Swap Agreements	—	—	—	271,382	—	271,382
Total	$—	$—	$14,339,000	$271,382	$14,339,000	$271,382
Utilities UltraSector ProFund
Common Stocks	$28,116,594	$—	$—	$—	$28,116,594	$—
Repurchase Agreements	—	—	8,103,000	—	8,103,000	—
Swap Agreements	—	—	—	881,614	—	881,614
Total	$28,116,594	$—	$8,103,000	$881,614	$36,219,594	$881,614

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*  Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.
4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2024, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's

July 31, 2024 :: Notes to Financial Statements :: 301

aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the year ended July 31, 2024, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2023 through November 30, 2024		For the Period December 1, 2022 through November 30, 2023
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund	1.78%	2.78%	1.95%	2.95%
Banks UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Bear ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Discretionary UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Energy UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%

302 :: Notes to Financial Statements :: July 31, 2024

	For the Period December 1, 2023 through November 30, 2024		For the Period December 1, 2022 through November 30, 2023
	Investor Class	Service Class	Investor Class	Service Class
Oil & Gas Equipment & Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Energy ProFund	1.78%	2.78%	1.78%	2.78%
Short Nasdaq-100 ProFund	1.95%	2.95%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.78%	2.78%	1.95%	2.95%

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Access Flex Bear High Yield ProFund	$(26,972)	$(10,107)	$(2,021)	$(14,844)
Access Flex High Yield ProFund	(20,736)	(17,280)	(3,456)	—
Bear ProFund	(32,995)	(27,496)	(5,499)	—
Communication Services UltraSector ProFund	(12,327)	(10,272)	(2,055)	—
Consumer Staples UltraSector ProFund	(24,334)	(20,278)	(4,056)	—
Europe 30 ProFund	(31,163)	(20,364)	(4,073)	(6,726)
Falling U.S. Dollar ProFund	(43,677)	(8,789)	(1,758)	(33,130)
Financials UltraSector ProFund	(4,011)	(3,342)	(669)	—
Industrials UltraSector ProFund	(10,209)	(8,507)	(1,702)	—
Materials UltraSector ProFund	(15,223)	(12,686)	(2,537)	—
Mid-Cap Growth ProFund	(11,648)	(9,707)	(1,941)	—
Mid-Cap ProFund	(6,058)	(5,048)	(1,010)	—

July 31, 2024 :: Notes to Financial Statements :: 303

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Mid-Cap Value ProFund	$(24,629)	$(19,728)	$(3,946)	$(955)
Pharmaceuticals UltraSector ProFund	(21,721)	(18,101)	(3,620)	—
Real Estate UltraSector ProFund	(21,269)	(17,724)	(3,545)	—
Rising Rates Opportunity 10 ProFund	(29,461)	(16,764)	(3,353)	(9,344)
Rising U.S. Dollar ProFund	(67,143)	(55,952)	(11,191)	—
Short Energy ProFund	(32,540)	(4,843)	(969)	(26,728)
Short Nasdaq-100 ProFund	(62,679)	(47,141)	(9,428)	(6,110)
Short Precious Metals ProFund	(21,201)	(17,668)	(3,533)	—
Short Real Estate ProFund	(24,598)	(15,496)	(3,099)	(6,003)
Short Small-Cap ProFund	(63,588)	(52,698)	(10,540)	(350)
Small-Cap Growth ProFund	(16,186)	(13,488)	(2,698)	—
Small-Cap ProFund	(28,448)	(23,707)	(4,741)	—
Small-Cap Value ProFund	(24,721)	(20,601)	(4,120)	—
UltraBear ProFund	(7,452)	(6,210)	(1,242)	—
UltraEmerging Markets ProFund	(21,646)	(18,038)	(3,608)	—
UltraInternational ProFund	(23,038)	(19,198)	(3,840)	—
UltraJapan ProFund	(445)	(381)	(64)	—
UltraLatin America ProFund	(5,007)	(4,172)	(835)	—
UltraShort China ProFund	(29,300)	(15,051)	(3,010)	(11,239)
UltraShort Dow 30 ProFund	(26,112)	(20,118)	(4,024)	(1,970)
UltraShort Emerging Markets ProFund	(29,171)	(5,555)	(1,111)	(22,505)
UltraShort International ProFund	(24,705)	(16,238)	(3,248)	(5,219)
UltraShort Japan ProFund	(29,921)	(8,370)	(1,395)	(20,156)
UltraShort Latin America ProFund	(28,477)	(11,117)	(2,223)	(15,137)
UltraShort Mid-Cap ProFund	(30,601)	(7,011)	(1,402)	(22,188)
UltraShort Nasdaq-100 ProFund	(21,163)	(17,636)	(3,527)	—
UltraShort Small-Cap ProFund	(28,396)	(23,663)	(4,733)	—
U.S. Government Plus ProFund	(15,213)	(11,702)	(3,511)	—
Utilities UltraSector ProFund	(140)	(117)	(23)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

	Recoupment of prior expenses reduced by the Advisor	Recoupment allocated to advisory fees	Recoupment allocated to management services fees
Access Flex High Yield ProFund	$27,000	$22,500	$4,500
Financials UltraSector ProFund	18,225	15,187	3,038
Industrials UltraSector ProFund	15,250	12,708	2,542
Large-Cap Value ProFund	6,509	5,424	1,085
UltraJapan ProFund	14,062	12,053	2,009
Utilities UltraSector ProFund	140	117	23

As of July 31, 2024, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of July 31, 2024, no commitment or contingent liability is expected.

	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Total
Access Flex Bear High Yield ProFund	$21,329	$6,007	$28,223	$15,666	$71,225
Access Flex High Yield ProFund	—	830	—	20,736	21,566
Bear ProFund	—	—	1,199	31,796	32,995
Communication Services UltraSector ProFund	—	24,999	12,207	7,827	45,033
Consumer Staples UltraSector ProFund	6,074	18,957	22,079	13,285	60,395
Europe 30 ProFund	11,136	25,872	49,295	1,887	88,190
Falling U.S. Dollar ProFund	29,759	36,529	42,797	20,796	129,881
Financials UltraSector ProFund	—	—	1,333	—	1,333
Industrials UltraSector ProFund	—	11,483	20,660	—	32,143
Large-Cap Value ProFund	—	—	569	—	569

304 :: Notes to Financial Statements :: July 31, 2024

	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Total
Materials UltraSector ProFund	$9,063	$1,804	$15,294	$6,622	$32,783
Mid-Cap Growth ProFund	—	18,268	16,739	7,991	42,998
Mid-Cap ProFund	—	16,737	7,012	1,186	24,935
Mid-Cap Value ProFund	3,488	2,989	28,426	15,487	50,390
Pharmaceuticals UltraSector ProFund	17,673	15,582	28,050	10,227	71,532
Real Estate UltraSector ProFund	—	—	17,079	14,993	32,072
Rising Rates Opportunity 10 ProFund	18,160	34,678	27,220	18,171	98,229
Rising U.S. Dollar ProFund	—	—	26,455	49,634	76,089
Short Energy ProFund	40,063	11,530	33,297	23,096	107,986
Short Nasdaq-100 ProFund	18,463	—	5,060	51,399	74,922
Short Precious Metals ProFund	21,089	27,994	27,227	11,354	87,664
Short Real Estate ProFund	33,162	21,249	29,494	14,481	98,386
Short Small-Cap ProFund	30,226	16,291	20,758	60,763	128,038
Small-Cap Growth ProFund	—	2,985	17,697	11,758	32,440
Small-Cap ProFund	13,368	31,358	34,231	18,558	97,515
Small-Cap Value ProFund	—	—	5,320	20,759	26,079
UltraBear ProFund	21,558	21,307	1,569	3,383	47,817
UltraEmerging Markets ProFund	—	9,257	23,133	11,416	43,806
UltraInternational ProFund	17,617	29,060	23,542	11,598	81,817
UltraLatin America ProFund	—	—	—	5,007	5,007
UltraShort China ProFund	27,238	30,636	30,528	19,899	108,301
UltraShort Dow 30 ProFund	28,736	25,064	28,575	16,160	98,535
UltraShort Emerging Markets ProFund	31,648	11,795	30,510	18,785	92,738
UltraShort International ProFund	22,927	9,933	29,383	14,542	76,785
UltraShort Japan ProFund	40,917	13,877	29,621	24,722	109,137
UltraShort Latin America ProFund	30,125	23,720	31,886	20,048	105,779
UltraShort Mid-Cap ProFund	25,301	27,602	34,008	16,769	103,680
UltraShort Nasdaq-100 ProFund	—	—	—	21,163	21,163
UltraShort Small-Cap ProFund	17,026	29,520	25,914	20,388	92,848
U.S. Government Plus ProFund	—	—	—	15,213	15,213

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2024 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$10,573,640	$11,716,808
Biotechnology UltraSector ProFund	141,445,117	145,208,136
Bull ProFund	41,470,867	41,139,482
Communication Services UltraSector ProFund	9,372,408	7,919,033
Consumer Discretionary UltraSector ProFund	53,401,187	55,993,981
Consumer Staples UltraSector ProFund	4,675,393	4,860,577
Energy UltraSector ProFund	42,250,282	47,386,899
Europe 30 ProFund	20,531,325	21,201,034
Financials UltraSector ProFund	40,304,106	21,817,672
Health Care UltraSector ProFund	7,146,028	6,454,871
Industrials UltraSector ProFund	39,948,375	42,733,500
Internet UltraSector ProFund	27,245,191	35,653,577
Large-Cap Growth ProFund	267,241,547	261,972,958
Large-Cap Value ProFund	137,204,758	142,096,536
Materials UltraSector ProFund	6,638,113	8,801,368
Mid-Cap Growth ProFund	48,051,100	71,517,543
Mid-Cap ProFund	16,606,981	15,465,670
Mid-Cap Value ProFund	7,952,467	6,461,398
Nasdaq-100 ProFund	26,694,183	18,703,851
Oil & Gas Equipment & Services UltraSector ProFund	29,167,504	30,346,893
Pharmaceuticals UltraSector ProFund	5,064,200	5,487,787
Precious Metals UltraSector ProFund	37,131,720	39,593,988
Real Estate UltraSector ProFund	5,160,459	4,937,563
Semiconductor UltraSector ProFund	306,257,819	302,516,028
Small-Cap Growth ProFund	12,739,121	11,061,738
Small-Cap ProFund	14,139,445	14,328,697
Small-Cap Value ProFund	107,843,280	58,653,269
Technology UltraSector ProFund	75,550,625	68,705,004
UltraBull ProFund	185,734,813	187,749,802

July 31, 2024 :: Notes to Financial Statements :: 305

	Purchases	Sales
UltraChina ProFund	$29,956,238	$31,395,279
UltraDow 30 ProFund	6,660,228	7,236,887
UltraEmerging Markets ProFund	9,878,587	10,661,284
UltraLatin America ProFund	8,889,203	11,402,801
UltraMid-Cap ProFund	16,807,331	18,575,001
UltraNasdaq-100 ProFund	223,079,554	138,296,137
UltraSmall-Cap ProFund	14,573,181	16,744,340
Utilities UltraSector ProFund	25,048,038	3,008,483

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2024 were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$132,609,891	$144,056,986

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund's position in a particular instrument when desired. Each of these factors may prevent a ProFund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

Holding Period Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

306 :: Notes to Financial Statements :: July 31, 2024

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Active Management Risk

Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor's judgements about the ProFunds' investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Credit Default Swaps ("CDS") Risk

While the Access Flex Bear High Yield ProFund will normally be a net "buyer" of CDS and the Access Flex High Yield ProFund will normally be a net "seller" of CDS, at times the Access Flex Bear High Yield ProFund may be a net "seller" and the Access Flex High Yield ProFund may be a net "buyer" of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which a ProFund invests or in

July 31, 2024 :: Notes to Financial Statements :: 307

the reference entities subject to the CDS. As a result, a ProFund's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Equity and Market Risk

Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further,

308 :: Notes to Financial Statements :: July 31, 2024

stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the ProFund to decrease over short or long periods of time.

Large-Cap Company Investment Risk

Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Small- and Mid-Cap Company Investment Risk

The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Public Health Disruptions

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund's investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund's purchase and redemption process and/or result in a ProFund being unable to

July 31, 2024 :: Notes to Financial Statements :: 309

trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund's pursuit of its investment strategies will potentially be limited by the ProFund's intention to qualify for such treatment and could adversely affect the ProFund's ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund's performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus

310 :: Notes to Financial Statements :: July 31, 2024

or minus a negotiated spread. The Fed Funds rate remained around 5.33% during the fiscal year. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investment may not keep pace with inflation, which may result in losses to the ProFund investors or adversely affect the real value of shareholder's investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2023				Year Ended 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$376,196	$—	$—	$376,196	$—	$—	$—	$—
Bull ProFund	13,512	—	—	13,512	370,689	—	—	370,689
Europe 30 ProFund	72,280	—	—	72,280	48,336	—	—	48,336
UltraBear ProFund	218,648	—	—	218,648	—	—	—	—
UltraBull ProFund	25,363	—	—	25,363	8,363,176	779,894	—	9,143,070
UltraNasdaq-100 ProFund	—	—	—	—	26,477,309	1,155,436	—	27,632,745
UltraShort Nasdaq-100 ProFund	788,058	—	—	788,058	—	—	—	—
October 31
Access Flex High Yield ProFund	1,859,962	—	—	1,859,962	29,233	—	—	29,233
Banks UltraSector ProFund	20,726	—	—	20,726	—	—	—	—
Biotechnology UltraSector ProFund	—	—	—	—	14,242,748	11,279,599	—	25,522,347
Communication Services UltraSector ProFund	—	—	—	—	59,697	2,106	7,136	68,939
Consumer Discretionary UltraSector ProFund	—	—	—	—	5,320,428	130,368	—	5,450,796
Consumer Staples UltraSector ProFund	—	—	—	—	351,875	151,475	—	503,350
Energy UltraSector ProFund	1,404,996	—	—	1,404,996	427,298	—	—	427,298
Financials UltraSector ProFund	—	—	—	—	877,097	944	1,140	879,181
Industrials UltraSector ProFund	—	—	—	—	436,119	3,145	39	439,303
Internet UltraSector ProFund	—	—	—	—	20,936,695	9,806,780	—	30,743,475
Large-Cap Growth ProFund	—	182,929	—	182,929	221,666	85,029	—	306,695
Large-Cap Value ProFund	47,656	—	—	47,656	54,514	—	—	54,514
Mid-Cap Growth ProFund	—	105,905	—	105,905	831,229	119,485	—	950,714
Mid-Cap ProFund	—	—	—	—	158,547	58,875	—	217,422
Mid-Cap Value ProFund	—	—	—	—	50,173	—	—	50,173
Nasdaq-100 ProFund	—	—	—	—	2,281,194	2,060,020	—	4,341,214
Pharmaceuticals UltraSector ProFund	—	—	—	—	57,588	128,692	—	186,280
Precious Metals UltraSector ProFund	654	—	—	654	—	—	—	—
Real Estate UltraSector ProFund	35,490	—	—	35,490	2,763,321	300,145	—	3,063,466
Rising U.S. Dollar ProFund	199,419	408,967	—	608,386	—	—	—	—
Semiconductor UltraSector ProFund	—	—	—	—	5,976,285	178,486	—	6,154,771

July 31, 2024 :: Notes to Financial Statements :: 311

	Year Ended 2023				Year Ended 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Small-Cap Growth ProFund	$—	$153,586	$—	$153,586	$228,742	$328,498	$—	$557,240
Small-Cap Value ProFund	—	—	—	—	182,410	46,458	—	228,868
Technology UltraSector ProFund	—	—	—	—	6,724,712	558,470	—	7,283,182
UltraDow 30 ProFund	—	—	—	—	2,441,094	102,530	—	2,543,624
UltraEmerging Markets ProFund	103,933	—	—	103,933	—	—	—	—
UltraLatin America ProFund	926,000	—	—	926,000	703,948	—	—	703,948
UltraMid-Cap ProFund	—	—	—	—	2,306,933	422,277	—	2,729,210
U.S. Government Plus ProFund	204,875	—	—	204,875	—	—	—	—
Utilities UltraSector ProFund	83,764	—	—	83,764	16,661	—	—	16,661

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$8,294	$—	$(68,905,513)	$18,029	$(68,879,190)
Bull ProFund	790,794	—	—	17,256,056	18,046,850
Europe 30 ProFund	56,951	—	(4,461,081)	230,815	(4,173,315)
UltraBear ProFund	198,092	—	(101,978,326)	37,756	(101,742,478)
UltraBull ProFund	963,021	—	(11,794,320)	47,126,241	36,294,942
UltraJapan ProFund	1,607,970	—	—	(2,043)	1,605,927
UltraNasdaq-100 ProFund	4,463,819	—	(114,576,457)	344,045,044	233,932,406
UltraShort Nasdaq-100 ProFund	4,583	—	(97,920,253)	132,558	(97,783,112)
October 31
Access Flex Bear High Yield ProFund	—	—	(5,239,850)	—	(5,239,850)
Access Flex High Yield ProFund	98,628	—	(2,340,198)	(32,671)	(2,274,241)
Banks UltraSector ProFund	144,224	—	(5,176,288)	418,658	(4,613,406)
Biotechnology UltraSector ProFund	—	7,218,190	—	549,669	7,767,859
Communication Services UltraSector ProFund	—	—	(1,478,170)	139,778	(1,338,392)
Consumer Discretionary UltraSector ProFund	—	—	—	9,678,415	9,678,415
Consumer Staples UltraSector ProFund	25,311	—	(658,642)	679,399	46,068
Energy UltraSector ProFund	193,972	—	—	12,895,201	13,089,173
Falling U.S. Dollar ProFund	33,646	—	(2,714,743)	—	(2,681,097)
Financials UltraSector ProFund	28,313	—	(1,426,431)	1,113,983	(284,135)
Health Care UltraSector ProFund	36,523	—	(2,980,429)	6,838,383	3,894,477
Industrials UltraSector ProFund	—	—	(13,677)	1,088,293	1,074,616
Internet UltraSector ProFund	—	—	(37,248,454)	12,113,595	(25,134,859)
Large-Cap Growth ProFund	22,473	166,293	—	4,140,964	4,329,730
Large-Cap Value ProFund	—	—	(1,983,941)	1,174,763	(809,178)
Materials UltraSector ProFund	32,453	—	(2,253,726)	1,671,865	(549,408)
Mid-Cap Growth ProFund	—	—	(30,686)	430,266	399,580
Mid-Cap ProFund	—	—	(1,230,479)	774,443	(456,036)
Mid-Cap Value ProFund	—	—	(197,399)	44,867	(152,532)
Nasdaq-100 ProFund	—	—	—	24,461,831	24,461,831
Oil & Gas Equipment & Services UltraSector ProFund	—	—	(15,567,221)	1,358,484	(14,208,737)
Pharmaceuticals UltraSector ProFund	14,006	—	(1,138,348)	(337,601)	(1,461,943)
Precious Metals UltraSector ProFund	305,104	—	(63,486,026)	210,562	(62,970,360)
Real Estate UltraSector ProFund	24,826	—	(4,805,723)	1,219,619	(3,561,278)
Rising Rates Opportunity ProFund	515,586	—	(37,238,855)	960,527	(35,762,742)
Rising Rates Opportunity 10 ProFund	82,393	—	(3,356,048)	57,006	(3,216,649)
Rising U.S. Dollar ProFund	422,995	—	(2,019,254)	—	(1,596,259)
Semiconductor UltraSector ProFund	—	—	(3,987,237)	40,974,126	36,986,889
Short Energy ProFund	31,349	—	(2,231,882)	27,835	(2,172,698)
Short Nasdaq-100 ProFund	158,391	—	(18,356,783)	(62,723)	(18,261,115)
Short Precious Metals ProFund	102,396	—	(9,946,799)	106,937	(9,737,466)
Short Real Estate ProFund	56,535	—	(4,483,189)	(63,443)	(4,490,097)
Short Small-Cap ProFund	206,254	—	(12,805,677)	(186,974)	(12,786,397)
Small-Cap Growth ProFund	—	35,266	(18,941)	559,581	575,906
Small-Cap ProFund	—	—	(34,431)	449,963	415,532

312 :: Notes to Financial Statements :: July 31, 2024

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Small-Cap Value ProFund	$—	$—	$(775,268)	$(120,547)	$(895,815)
Technology UltraSector ProFund	—	346,519	—	22,706,402	23,052,921
UltraChina ProFund	886,559	—	(41,104,111)	(7,815,655)	(48,033,207)
UltraDow 30 ProFund	332,272	—	(6,581,227)	12,598,159	6,349,204
UltraEmerging Markets ProFund	93,559	—	(7,564,775)	907,626	(6,563,590)
UltraInternational ProFund	—	—	(961,448)	111,339	(850,109)
UltraLatin America ProFund	387,731	—	(29,776,226)	(797,430)	(30,185,925)
UltraMid-Cap ProFund	221,130	—	(9,839,394)	6,154,890	(3,463,374)
UltraShort China ProFund	53,593	—	(9,694,654)	27,621	(9,613,440)
UltraShort Dow 30 ProFund	66,243	—	(24,017,591)	(108,124)	(24,059,472)
UltraShort Emerging Markets ProFund	27,014	—	(12,937,467)	4,390	(12,906,063)
UltraShort International ProFund	71,426	—	(17,891,096)	(72,910)	(17,892,580)
UltraShort Japan ProFund	15,820	—	(10,860,198)	(6,955)	(10,851,333)
UltraShort Latin America ProFund	41,578	—	(16,972,870)	3,830	(16,927,462)
UltraShort Mid-Cap ProFund	35,538	—	(10,857,843)	(64,673)	(10,886,978)
UltraShort Small-Cap ProFund	173,689	—	(52,958,352)	(167,945)	(52,952,608)
UltraSmall-Cap ProFund	94,478	—	(41,474,380)	4,222,141	(37,157,761)
U.S. Government Plus ProFund	—	—	(8,153,771)	(202,960)	(8,356,731)
Utilities UltraSector ProFund	77,610	—	(8,856,425)	2,851,090	(5,927,725)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2023 and December 31, 2023, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2023 and December 31, 2023:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$20,849
Internet UltraSector ProFund	166,257
Large-Cap Value ProFund	21,133
Mid-Cap Growth ProFund	30,686
Small-Cap Growth ProFund	18,941
Small-Cap Value ProFund	9,200

As of the end of their respective tax years ended October 31, 2023 and December 31, 2023, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

No Expiration Date
Access Flex Bear High Yield ProFund	$5,219,001
Access Flex High Yield ProFund	2,340,198
Banks UltraSector ProFund	5,176,288
Bear ProFund	68,905,513
Communication Services UltraSector ProFund	1,478,170
Consumer Staples UltraSector ProFund	658,642
Europe 30 ProFund	4,461,081
Falling U.S. Dollar ProFund	2,714,743
Financials UltraSector ProFund	1,426,431
Health Care UltraSector ProFund	2,980,429
Industrials UltraSector ProFund	13,677
Internet UltraSector ProFund	37,082,197
Large-Cap Value ProFund	1,962,808
Materials UltraSector ProFund	2,253,726
Mid-Cap ProFund	1,230,479
Mid-Cap Value ProFund	197,399
Oil & Gas Equipment & Services UltraSector ProFund	15,567,221
Pharmaceuticals UltraSector ProFund	1,138,348

July 31, 2024 :: Notes to Financial Statements :: 313

No Expiration Date
Precious Metals UltraSector ProFund	$63,486,026
Real Estate UltraSector ProFund	4,805,723
Rising Rates Opportunity ProFund	37,238,855
Rising Rates Opportunity 10 ProFund	3,356,048
Rising U.S. Dollar ProFund	2,019,254
Semiconductor UltraSector ProFund	3,987,237
Short Energy ProFund	2,231,882
Short Nasdaq-100 ProFund	18,356,783
Short Precious Metals ProFund	9,946,799
Short Real Estate ProFund	4,483,189
Short Small-Cap ProFund	12,805,677
Small-Cap ProFund	34,431
Small-Cap Value ProFund	766,068
UltraBear ProFund	101,978,326
UltraBull ProFund	11,794,320
UltraChina ProFund	41,104,111
UltraDow 30 ProFund	6,581,227
UltraEmerging Markets ProFund	7,564,775
UltraInternational ProFund	961,448
UltraLatin America ProFund	29,776,226
UltraMid-Cap ProFund	9,839,394
UltraNasdaq-100 ProFund	114,576,457
UltraShort China ProFund	9,694,654
UltraShort Dow 30 ProFund	24,017,591
UltraShort Emerging Markets ProFund	12,937,467
UltraShort International ProFund	17,891,096
UltraShort Japan ProFund	10,860,198
UltraShort Latin America ProFund	16,972,870
UltraShort Mid-Cap ProFund	10,857,843
UltraShort Nasdaq-100 ProFund	97,920,253
UltraShort Small-Cap ProFund	52,958,352
UltraSmall-Cap ProFund	41,474,380
U.S. Government Plus ProFund	8,153,771
Utilities UltraSector ProFund	8,856,425

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of October 31, 2023 and December 31, 2023, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$7,218,000	$18,029	$—	$18,029
Bull ProFund	25,812,168	18,854,808	(1,598,752)	17,256,056
Europe 30 ProFund	3,062,091	680,639	(449,824)	230,815
UltraBear ProFund	7,524,000	37,756	—	37,756
UltraBull ProFund	67,864,621	54,116,246	(6,990,005)	47,126,241
UltraJapan ProFund	15,646,000	—	(2,043)	(2,043)
UltraNasdaq-100 ProFund	494,400,504	371,591,956	(27,546,912)	344,045,044
UltraShort Nasdaq-100 ProFund	13,474,000	132,558	—	132,558
October 31
Access Flex Bear High Yield ProFund	1,649,000	—	—	—
Access Flex High Yield ProFund	4,831,332	—	(32,671)	(32,671)
Banks UltraSector ProFund	5,257,300	1,001,017	(582,359)	418,658
Biotechnology UltraSector ProFund	76,679,000	549,669	—	549,669
Communication Services UltraSector ProFund	5,599,498	1,182,591	(1,042,813)	139,778
Consumer Discretionary UltraSector ProFund	17,167,720	10,487,209	(808,794)	9,678,415
Consumer Staples UltraSector ProFund	2,327,567	817,202	(137,803)	679,399
Energy UltraSector ProFund	20,735,479	15,489,286	(2,594,085)	12,895,201

314 :: Notes to Financial Statements :: July 31, 2024

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Falling U.S. Dollar ProFund	$917,000	$—	$—	$—
Financials UltraSector ProFund	4,650,893	2,169,488	(1,055,505)	1,113,983
Health Care UltraSector ProFund	6,852,243	7,485,026	(646,643)	6,838,383
Industrials UltraSector ProFund	2,517,171	1,171,235	(82,942)	1,088,293
Internet UltraSector ProFund	56,414,695	28,265,292	(16,151,697)	12,113,595
Large Cap Growth ProFund	33,031,223	5,516,076	(1,375,112)	4,140,964
Large Cap Value ProFund	6,808,387	2,040,703	(865,940)	1,174,763
Materials UltraSector ProFund	3,039,704	2,132,815	(460,950)	1,671,865
Mid Cap Growth ProFund	2,564,925	768,345	(338,079)	430,266
Mid Cap ProFund	2,780,550	1,084,295	(309,852)	774,443
Mid Cap Value ProFund	2,183,195	539,259	(494,392)	44,867
Nasdaq 100 ProFund	103,117,569	26,495,364	(2,033,533)	24,461,831
Oil & Gas Equipment & Services UltraSector ProFund	16,657,242	5,278,468	(3,919,984)	1,358,484
Pharmaceuticals UltraSector ProFund	2,855,396	466,616	(804,217)	(337,601)
Precious Metals UltraSector ProFund	21,290,367	7,286,303	(7,075,741)	210,562
Real Estate UltraSector ProFund	2,166,870	1,390,060	(170,441)	1,219,619
Rising Rates Opportunity ProFund	23,534,000	960,527	—	960,527
Rising Rates Opportunity 10 ProFund	3,598,000	57,006	—	57,006
Rising U.S. Dollar ProFund	10,938,000	—	—	—
Semiconductor UltraSector ProFund	57,381,269	47,293,855	(6,319,729)	40,974,126
Short Energy ProFund	1,128,000	27,835	—	27,835
Short Nasdaq 100 ProFund	4,199,000	—	(62,723)	(62,723)
Short Precious Metals ProFund	3,826,000	106,937	—	106,937
Short Real Estate ProFund	3,125,000	—	(63,443)	(63,443)
Short Small Cap ProFund	3,059,000	—	(186,974)	(186,974)
Small-Cap Growth ProFund	2,977,430	1,100,789	(541,208)	559,581
Small-Cap ProFund	9,152,285	745,635	(295,672)	449,963
Small-Cap Value ProFund	2,499,926	573,467	(694,014)	(120,547)
Technology UltraSector ProFund	24,955,848	23,710,704	(1,004,302)	22,706,402
UltraChina ProFund	29,632,406	4,216,120	(12,031,775)	(7,815,655)
UltraDow 30 ProFund	13,848,512	13,670,688	(1,072,529)	12,598,159
UltraEmerging Markets ProFund	5,341,039	2,195,858	(1,288,232)	907,626
UltraInternational ProFund	3,445,000	111,339	—	111,339
UltraLatin America ProFund	11,852,913	3,479,264	(4,276,694)	(797,430)
UltraMid-Cap ProFund	21,790,056	8,609,730	(2,454,840)	6,154,890
UltraShort China ProFund	1,519,000	27,621	—	27,621
UltraShort Dow 30 ProFund	2,872,000	—	(108,124)	(108,124)
UltraShort Emerging Markets ProFund	694,000	4,390	—	4,390
UltraShort International ProFund	2,220,000	—	(72,910)	(72,910)
UltraShort Japan ProFund	260,000	—	(6,955)	(6,955)
UltraShort Latin America ProFund	1,323,000	3,830	—	3,830
UltraShort Mid-Cap ProFund	1,814,000	—	(64,673)	(64,673)
UltraShort Small-Cap ProFund	5,808,000	—	(167,945)	(167,945)
UltraSmall-Cap ProFund	27,679,313	8,927,528	(4,705,387)	4,222,141
U.S. Government Plus ProFund	14,550,000	—	(202,960)	(202,960)
Utilities UltraSector ProFund	4,406,243	3,112,680	(261,590)	2,851,090
8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of July 31, 2024, Access Flex Bear High Yield ProFund was owed $299,294 and the Rising U.S. Dollar ProFund was owed $689,420 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each

July 31, 2024 :: Notes to Financial Statements :: 315

affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,602 and $7,709, respectively, and are included in "Receivable for closed swap positions" and "Receivable for closed forward currency contracts", respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $295,692 and $681,711, respectively, and are included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2024.

9. Share Splits and Reverse Share Splits

Effective March 13, 2023, the Short Nasdaq-100 ProFund and the UltraShort Nasdaq-100 ProFund underwent a 1-for-5 reverse share split.

Effective March 6, 2023, the Short Small-Cap ProFund underwent a 1-for-5 reverse share split, the UltraChina ProFund and the UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2020, the Consumer Staples UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil & Gas Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Discretionary UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Short Nasdaq-100 ProFund underwent a 1-for-4 reverse share split, and the Oil & Gas Equipment & Services UltraSector ProFund underwent a 1-for-8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2024, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Rising U.S. Dollar ProFund	SEI Private Trust Company	65%
Short Precious Metals ProFund	Eric R. Fischer	48%
UltraJapan ProFund	Robert Ronus	27%
UltraLatin America ProFund	Warren M. and Karen A. Merguerian	64%

11. Subsequent Events

Effective following the close of the market on October 11, 2024, the Communication Services UltraSector ProFund, the Large-Cap Growth ProFund, the Nasdaq-100 ProFund, and the Technology UltraSector ProFund will undergo a 4-for-1 share split, the Semiconductor UltraSector ProFund will undergo an 8-for-1 share split, the Short Small-Cap ProFund will undergo a 1-for-2 reverse share split, the UltraShort Latin America ProFund will undergo a 1-for-8 reverse share split, and the UltraShort Japan ProFund and the UltraShort Small-Cap ProFund will undergo a 1-for-10 reverse share split.

The effect of each share split will be to multiply the number of outstanding shares of the ProFund by the respective split factor, with a corresponding decrease in the net asset value per share. The effect of each reverse share split transactions will be to divide the number of outstanding shares of the ProFund by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of the respective ProFund or the value of a shareholder's investment.

316 :: Notes to Financial Statements :: July 31, 2024

Since the effective date of the share splits and the reverse share splits is after the issuance date of this report, for each respective ProFund, neither the Statement of Changes in Net Assets nor the per share data presented in the Financial Highlights have been retroactively adjusted to give effect of the share splits and reverse share splits. Such retroactive adjustments will be presented in the ProFunds' next registration statement to be dated on or about December 1, 2024.

Effective November 4, 2024, The Ultimus Group, LLC will replace Citi both as the Administrator and as fund accounting agent for the Trust.

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

Report of Independent Registered Public Accounting Firm :: 317

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Funds listed in the Appendix that comprise ProFunds (each a Fund and collectively, the Funds), including the schedules of portfolio investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 27, 2024

318 :: Report of Independent Registered Public Accounting Firm

Appendix

Statements of assets and liabilities, including the schedules of portfolio investments, as of July 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Banks UltraSector ProFund

Bear ProFund

Biotechnology UltraSector ProFund

Bull ProFund

Communication Services Ultrasector ProFund

Consumer Discretionary UltraSector ProFund

Consumer Staples UltraSector ProFund

Energy UltraSector ProFund

Europe 30 ProFund

Falling U.S. Dollar ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Materials UltraSector ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq-100 ProFund

Oil & Gas Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

Semiconductor UltraSector ProFund

Short Energy ProFund

Short Nasdaq-100 ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Short Small-Cap ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Technology UltraSector ProFund

UltraBear ProFund

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq-100 ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq-100 ProFund

UltraShort Small-Cap ProFund

UltraSmall-Cap ProFund

U.S. Government Plus ProFund

Utilities UltraSector ProFund

Form N-CSR – Items 8-11 (unaudited)

320 :: Form N-CSR – Items 8-11 :: July 31, 2024 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/24

(b)	The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Not applicable

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 4, 2024

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	October 1, 2024

* Print the name and title of each signing officer under his or her signature.